UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, CA 95113

(Address of principal executive offices) (zip code)

Jeffery Yorg, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq. Vice President and Managing Counsel State Street Bank and Trust Company One Lincoln Street, 8th Floor Boston, Massachusetts 02111	Mark D. Perlow, Esq. Counsel to the Trust Dechert LLP One Bush Street, Suite 1600 San Francisco, California 94104-4446

Registrant’s telephone number, including area code: (844) 366-0905

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

December 31, 2021

PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

SAR2021

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 11.6%
Communications — 0.7%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,461,659

Consumer, Cyclical — 0.2%
Toyota Motor Corp., 0.681%, 3/25/24	1,000,000	994,700

Financial — 7.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	3,088,443
Aircastle Ltd., 4.125%, 5/01/24	1,990,000	2,079,293
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,694,570
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	2,066,449
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	4,133,640
NatWest Markets PLC, 0.800%, 8/12/24 ±	2,250,000	2,214,550
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	983,790
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	771,149
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	1,053,223
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	2,031,866
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	4,955,295
Westpac Banking Corp., 1.019%, 11/18/24	11,800,000	11,777,174
		39,849,442

Government — 2.9%
European Investment Bank, 0.375%, 7/24/24	10,000,000	9,873,735
Nordic Investment Bank, 0.375%, 9/20/24	2,250,000	2,212,489
Svensk Exportkredit AB, 0.625%, 10/07/24	3,000,000	2,968,817
		15,055,041
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $59,845,520)		59,360,842

CORPORATE BONDS AND NOTES — 10.2%
Communications — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.650%, 11/01/24	1,004,000	1,065,066
ViacomCBS, Inc., 3.700%, 8/15/24	351,000	371,938
		1,437,004

Consumer, Cyclical — 1.8%
Daimler Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	2,068,886
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,877,962
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	2,070,038
Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	2,001,000	2,127,294
		9,144,180

Consumer, Non-cyclical — 1.7%
Bayer US Finance LLC, 3.375%, 10/08/24 ±	3,000,000	3,138,430
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,284,561
Cigna Corp., 3.500%, 6/15/24	1,000,000	1,050,252
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	1,052,912
		8,526,155

Energy — 0.8%
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	3,156,707
Schlumberger Holdings Corp., 3.750%, 5/01/24 ±	1,000,000	1,049,845
		4,206,552

Financial — 3.9%
Ally Financial, Inc., 3.875%, 5/21/24	483,000	509,371
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	3,185,486
Morgan Stanley, 3.875%, 4/29/24	4,800,000	5,092,225
Nuveen Finance LLC, 4.125%, 11/01/24 ±	2,500,000	2,690,672
Truist Financial Corp., 2.850%, 10/26/24	3,500,000	3,660,284
Wells Fargo & Co., 3.300%, 9/09/24	4,500,000	4,735,831
		19,873,869

The accompanying notes are an integral part of these financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
Industrial — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	$1,750,000	$1,835,208
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,806,490
		4,641,698

Technology — 0.8%
International Business Machines Corp., 3.000%, 5/15/24	4,000,000	4,181,454
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $52,292,849)		52,010,912

U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 77.4%
U.S. Treasury Securities — 77.4%
U.S. Treasury Note, 0.375%, 8/15/24	52,700,000	52,022,723
U.S. Treasury Note, 0.375%, 9/15/24	52,750,000	52,022,627
U.S. Treasury Note, 0.625%, 10/15/24	48,000,000	47,630,625
U.S. Treasury Note, 0.750%, 11/15/24	51,000,000	50,733,047
U.S. Treasury Note, 1.000%, 12/15/24	51,100,000	51,169,863
U.S. Treasury Note, 1.250%, 8/31/24	50,000,000	50,476,562
U.S. Treasury Note, 1.500%, 9/30/24	25,000,000	25,403,320
U.S. Treasury Note, 1.500%, 11/30/24	49,000,000	49,788,594
U.S. Treasury Note, 1.875%, 8/31/24	12,500,000	12,822,266
U.S. Treasury Note, 2.375%, 8/15/24	4,000,000	4,154,688
		396,224,315
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Identified Cost $398,836,722)		396,224,315

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,674,584	2,674,584
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,674,584)		2,674,584
Total Investments — 99.7% (Identified Cost $513,649,675)		510,270,653
Cash and Other Assets, Less Liabilities — 0.3%		1,549,576
Net Assets — 100.0%		$511,820,229

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $27,305,972 or 5.34% of the net assets of the Fund.

Portfolio Sectors as of December 31, 2021
(As a percentage of total investments (excluding short-term
money market investment)) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 98.9%
Australia — 9.7%
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.760%), 0.794%, 1/16/25 ‡	AUD	6,800,000	$4,996,502
Australia & New Zealand Banking Group Ltd., 3.700%, 11/16/25	USD	1,000,000	1,087,190
Australia Government Bond, 0.250%, 11/21/25	AUD	3,400,000	2,383,015
Australia Government Bond, 0.500%, 9/21/26	AUD	2,000,000	1,400,750
Australia Government Bond, 4.250%, 4/21/26	AUD	5,200,000	4,254,960
Commonwealth Bank of Australia, 1.125%, 6/15/26 ±	USD	11,800,000	11,594,244
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 0.810%, 1/21/25 ‡	AUD	500,000	367,515
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 0.985%, 6/19/24 ‡	AUD	1,500,000	1,105,904
National Australia Bank Ltd., 3.375%, 1/14/26	USD	8,500,000	9,170,664
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	16,900,000	13,617,259
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	8,500,000	6,662,081
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	4,300,000	3,336,581
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	3,300,000	2,319,313
Westpac Banking Corp., (3-mo. Swap + 0.880%), 0.925%, 8/16/24 ‡	AUD	1,000,000	736,996
Westpac Banking Corp., (3-mo. Swap + 0.950%), 0.995%, 11/16/23 ‡	AUD	100,000	73,674
Westpac Banking Corp., 1.150%, 6/03/26	USD	6,500,000	6,391,819
Westpac Banking Corp., (3-mo. Swap + 1.140%), 1.182%, 4/24/24 ‡	AUD	3,000,000	2,222,697
Westpac Banking Corp., 2.350%, 2/19/25	USD	1,196,000	1,236,232
Westpac Banking Corp., 2.850%, 5/13/26	USD	4,300,000	4,535,901
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,825,035
			79,318,332

Austria — 1.3%
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	USD	3,000,000	2,911,382
Oesterreichische Kontrollbank AG, 0.500%, 2/02/26	USD	7,500,000	7,286,183
			10,197,565

Canada — 19.8%
Canada Government International Bond, 0.750%, 5/19/26	USD	24,600,000	24,071,341
CPPIB Capital, Inc., 0.875%, 9/09/26 ±	USD	19,300,000	18,873,907
Ontario Teachers’ Finance Trust, 0.875%, 9/21/26 ±	USD	12,100,000	11,781,867
Province of Alberta Canada, 2.200%, 6/01/26	CAD	27,100,000	21,999,257
Province of British Columbia Canada, 0.900%, 7/20/26	USD	15,300,000	15,000,964
Province of British Columbia Canada, 2.300%, 6/18/26	CAD	4,000,000	3,270,197
Province of Manitoba Canada, 2.550%, 6/02/26	CAD	5,500,000	4,530,188
Province of Ontario Canada, 0.625%, 1/21/26	USD	9,000,000	8,760,777
Province of Ontario Canada, 1.050%, 4/14/26	USD	10,500,000	10,367,755
Province of Ontario Canada, 1.350%, 9/08/26	CAD	2,000,000	1,565,169
Province of Ontario Canada, 2.400%, 6/02/26	CAD	4,000,000	3,276,177
Province of Quebec Canada, 2.500%, 9/01/26	CAD	14,500,000	11,955,018
Province of Quebec Canada, 2.750%, 9/01/25	CAD	3,000,000	2,483,833
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	3,530,049
PSP Capital, Inc., 0.900%, 6/15/26	CAD	4,800,000	3,692,537
PSP Capital, Inc., 1.000%, 6/29/26 ±	USD	4,693,000	4,625,090
Toronto-Dominion Bank (The), 0.750%, 9/11/25	USD	500,000	487,271
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	2,500,000	2,426,146
Toronto-Dominion Bank (The), (3- mo. Swap + 1.000%), 1.025%, 7/10/24 ‡	AUD	2,000,000	1,476,188
Toronto-Dominion Bank (The), 1.128%, 12/09/25	CAD	6,100,000	4,686,986
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	2,938,000	2,893,092
			161,753,809

Denmark — 0.8%
Kommunekredit, 0.500%, 1/28/26	USD	6,625,000	6,429,589

Finland — 1.9%
Finnvera Oyj, 1.125%, 10/27/26 ±	USD	4,400,000	4,350,918
Kuntarahoitus Oyj, 0.625%, 3/20/26	USD	11,200,000	10,895,651
			15,246,569

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France — 5.8%
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26	USD	6,200,000	$6,054,610
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26 ±	USD	880,000	856,984
Caisse d’Amortissement de la Dette Sociale, 0.625%, 2/18/26	USD	9,050,000	8,813,300
Dexia Credit Local SA, 1.125%, 4/09/26 ±	USD	400,000	396,340
Dexia Credit Local SA, 1.125%, 4/09/26	USD	16,640,000	16,487,751
SFIL SA, 0.625%, 2/09/26	USD	15,200,000	14,778,152
			47,387,137

Germany — 4.7%
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26	USD	8,500,000	8,301,043
Kreditanstalt fuer Wiederaufbau, 3.200%, 9/11/26	AUD	500,000	388,251
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	USD	9,500,000	9,346,047
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,990,261
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	904,312
NRW Bank, 0.875%, 3/09/26	USD	5,200,000	5,114,783
State of North Rhine-Westphalia Germany, 1.000%, 4/21/26	USD	11,600,000	11,464,389
			38,509,086

Netherlands — 3.3%
BNG Bank NV, 0.500%, 11/24/25	USD	4,342,000	4,220,678
BNG Bank NV, 0.875%, 5/18/26 ±	USD	13,800,000	13,555,252
BNG Bank NV, 0.875%, 5/18/26	USD	4,676,000	4,593,069
BNG Bank NV, 2.375%, 3/16/26	USD	1,000,000	1,044,308
Shell International Finance BV, 2.875%, 5/10/26	USD	600,000	637,364
Shell International Finance BV, 3.250%, 5/11/25	USD	3,000,000	3,196,680
			27,247,351

New Zealand — 2.2%
Bank of New Zealand, 1.000%, 3/03/26 ±	USD	1,604,000	1,562,524
New Zealand Government Bond, 0.500%, 5/15/24	NZD	2,800,000	1,854,003
New Zealand Government Bond, 0.500%, 5/15/26	NZD	14,900,000	9,485,725
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	4,660,475
New Zealand Local Government Funding Agency Bond, 2.750%, 4/15/25	NZD	500,000	345,461
			17,908,188

Norway — 2.2%
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,914,234
Kommunalbanken AS, 0.375%, 9/11/25	USD	1,944,000	1,885,226
Kommunalbanken AS, 0.500%, 1/13/26 @	USD	3,000,000	2,912,417
Kommunalbanken AS, 1.125%, 10/26/26 ±	USD	11,400,000	11,277,662
			17,989,539

Singapore — 0.2%
Singapore Government Bond, 2.125%, 6/01/26	SGD	2,300,000	1,768,090

Supranational — 17.0%
African Development Bank, 0.875%, 3/23/26	USD	12,950,000	12,756,423
African Development Bank, 0.875%, 7/22/26	USD	9,800,000	9,621,718
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	1,221,717
Asian Development Bank, 0.500%, 2/04/26	USD	2,500,000	2,431,961
Asian Development Bank, 0.500%, 5/05/26	AUD	6,000,000	4,152,394
Asian Development Bank, 1.000%, 4/14/26	USD	17,900,000	17,718,272
Asian Infrastructure Investment Bank (The), 0.500%, 1/27/26	USD	21,579,000	20,967,477
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,697,721
European Bank for Reconstruction & Development, 0.500%, 1/28/26 @	USD	23,353,000	22,676,300
European Investment Bank, 0.375%, 3/26/26	USD	15,575,000	15,050,961
Inter-American Development Bank, 0.875%, 4/20/26	USD	12,700,000	12,506,533
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	228,460
Inter-American Development Bank, 4.250%, 6/11/26	AUD	6,000,000	4,843,885
Inter-American Development Bank, 4.400%, 1/26/26	CAD	554,000	488,297
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	4,376,167

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
Inter-American Investment Corp., 0.625%, 2/10/26	USD	315,000	$306,353
International Bank for Reconstruction & Development, 0.500%, 5/18/26	AUD	1,600,000	1,105,277
International Bank for Reconstruction & Development, 0.625%, 1/14/26	CAD	2,600,000	1,986,851
International Finance Corp., 3.200%, 7/22/26	AUD	5,000,000	3,882,601
Nordic Investment Bank, 1.500%, 3/13/25	NOK	10,000,000	1,130,356
			139,149,724

Sweden — 2.8%
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	7,500,000	7,329,038
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±	USD	11,150,000	10,923,822
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 @±	USD	5,000,000	5,008,356
			23,261,216

United States — 27.2%
Amazon.com, Inc., 1.000%, 5/12/26	USD	15,398,000	15,269,225
Apple, Inc., 0.700%, 2/08/26	USD	2,575,000	2,525,604
Apple, Inc., 2.513%, 8/19/24	CAD	3,000,000	2,430,234
Apple, Inc., 3.250%, 2/23/26	USD	2,192,000	2,346,455
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	5,888,000	6,310,694
Chevron Corp., 2.954%, 5/16/26	USD	5,740,000	6,086,084
Federal National Mortgage Association, 2.125%, 4/24/26 @	USD	750,000	778,269
Johnson & Johnson, 0.550%, 9/01/25	USD	1,000,000	978,410
Merck & Co., Inc., 0.750%, 2/24/26	USD	4,900,000	4,810,091
Microsoft Corp., 3.125%, 11/03/25	USD	5,000,000	5,340,680
National Securities Clearing Corp., 0.750%, 12/07/25	USD	1,000,000	974,666
National Securities Clearing Corp., 0.750%, 12/07/25 @±	USD	3,855,000	3,757,338
Nestle Holdings, Inc., 0.625%, 1/15/26 ±	USD	5,352,000	5,195,121
Nestle Holdings, Inc., 3.500%, 9/24/25	USD	10,000,000	10,732,924
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	3,654,000	3,617,753
Procter & Gamble Co. (The), 0.550%, 10/29/25	USD	900,000	879,243
Roche Holdings, Inc., 0.991%, 3/05/26 ±	USD	1,300,000	1,278,972
Roche Holdings, Inc., 2.625%, 5/15/26 ±	USD	300,000	314,344
U.S. Treasury Note, 0.750%, 3/31/26	USD	47,000,000	46,135,273
U.S. Treasury Note, 0.750%, 4/30/26	USD	6,750,000	6,620,274
U.S. Treasury Note, 0.750%, 5/31/26	USD	50,000,000	49,005,860
U.S. Treasury Note, 1.625%, 5/15/26	USD	29,000,000	29,506,367
U.S. Treasury Note, 2.375%, 4/30/26	USD	7,000,000	7,345,898
Visa, Inc., 3.150%, 12/14/25	USD	4,000,000	4,269,045
Walmart, Inc., 1.050%, 9/17/26 @	USD	6,000,000	5,942,323
			222,451,147
TOTAL BONDS AND NOTES (Identified Cost $823,242,060)			808,617,342

		SHARES
SHORT-TERM INVESTMENTS — 2.4%
Investment Company — 0.8%
State Street Institutional U.S. Government Money Market Fund 0.025%		6,519,485	6,519,485

Collateral For Securities On Loan — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%		13,460,438	13,460,438
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,979,923)			19,979,923

Total Investments — 101.3% (Identified Cost $843,221,983)			828,597,265
Liabilities, Less Cash and Other Assets — (1.3%)			(10,850,085)

Net Assets — 100.0%			$817,747,180

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of December 31, 2021.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $119,343,860 or 14.59% of the net assets of the Fund.
@	A portion or all of the security were held on loan. As of December 31, 2021, the market value of the securities on loan was $13,198,342.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

NOK — Norwegian Krone

NZD — New Zealand Dollar

SGD — Singapore Dollar

USD — U.S. Dollar

Country weightings as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of December 31, 2021

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/12/22	USD	79,764,883	AUD	106,158,339	State Street Bank and Trust Co.	$77,236,984	$2,527,899	$—
01/24/22	USD	60,378,658	CAD	74,581,427	Bank of America N.A.	58,958,864	1,419,794	—
01/24/22	USD	2,397,656	CAD	3,048,236	HSBC Bank USA	2,409,722	—	(12,066)
01/24/22	USD	2,679,739	CAD	3,376,059	State Street Bank and Trust Co.	2,668,876	10,863	—
02/01/22	USD	2,232,616	NOK	20,354,981	State Street Bank and Trust Co.	2,310,199	—	(77,583)
02/02/22	USD	16,158,189	NZD	23,801,066	HSBC Bank USA	16,295,935	—	(137,746)
03/11/22	USD	1,748,594	SGD	2,392,782	State Street Bank and Trust Co.	1,774,941	—	(26,347)
							$3,958,556	$(253,742)

Forward Foreign Currency Exchange Contracts purchased outstanding as of December 31, 2021

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
01/12/22	AUD	513,118	USD	371,863	State Street Bank and Trust Co.	$373,325	$1,462	$—
01/12/22	AUD	303,745	USD	225,525	State Street Bank and Trust Co.	220,994	—	(4,531)
01/24/22	CAD	984,535	USD	769,705	State Street Bank and Trust Co.	778,305	8,600	—
01/24/22	CAD	786,935	USD	623,948	State Street Bank and Trust Co.	622,096	—	(1,852)
02/01/22	NOK	8,194,490	USD	915,773	Bank of America N.A.	930,038	14,265	—
02/01/22	NOK	2,019,307	USD	227,328	State Street Bank and Trust Co.	229,182	1,854	—
							$26,181	$(6,383)
Total							$3,984,737	$(260,125)

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.3%
Other Securities^*	53,577	$9,801,581

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	14,911	3,196,024
Other Securities^*	13,268	2,245,929
		5,441,953

Airlines — 0.1%
Other Securities^*	29,614	941,292

Auto Components — 0.2%
Other Securities^	15,058	1,418,508

Automobiles — 1.7%
Tesla, Inc. *	10,040	10,610,071
Other Securities^	61,106	2,143,115
		12,753,186

Beverages — 1.6%
Coca-Cola Co. (The)	76,728	4,543,065
PepsiCo, Inc.	32,416	5,630,983
Other Securities^*	20,226	1,853,851
		12,027,899

Biotechnology — 1.8%
AbbVie, Inc.	39,827	5,392,576
Amgen, Inc.	12,097	2,721,462
Other Securities^*	50,693	5,975,400
		14,089,438

Building Products — 0.7%
Other Securities^	53,388	5,357,762

Capital Markets — 2.7%
Other Securities^	130,740	20,572,946

Chemicals — 1.6%
Other Securities^	89,839	12,222,989

Commercial Banks — 2.5%
Bank of America Corp.	70,037	3,115,946
JPMorgan Chase & Co.	41,661	6,597,019
Other Securities^	166,566	9,627,796
		19,340,761

Commercial Services & Supplies — 0.6%
Other Securities^	33,627	4,787,966

Communications Equipment — 0.8%
Cisco Systems, Inc.	64,788	4,105,615
Other Securities^	16,428	2,114,216
		6,219,831

Computers & Peripherals — 8.2%
Apple, Inc.	335,928	59,650,735
Other Securities^*	47,874	2,452,759
		62,103,494

Construction & Engineering — 0.1%
Other Securities^*	11,158	928,623

Construction Materials — 0.1%
Other Securities^	4,865	882,226

Consumer Finance — 0.6%
Other Securities^	38,220	4,277,071

Containers & Packaging — 0.4%
Other Securities^	54,917	3,276,415

Distributors — 0.2%
Other Securities^	8,815	1,324,174

Diversified Consumer Services — 0.1%
Other Securities^*	10,159	612,844

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	16,977	5,076,123
Other Securities^	7,506	297,039
		5,373,162

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	99,340	5,161,706
Other Securities^	91,634	2,158,902
		7,320,608

Electric Utilities — 1.6%
NextEra Energy, Inc.	37,492	3,500,253
Other Securities^	127,054	8,325,102
		11,825,355

Electrical Equipment — 0.6%
Other Securities^*	32,628	4,869,394

Electronic Equipment, Instruments & Components — 0.8%
Other Securities^*	58,149	5,749,618

Energy Equipment & Services — 0.1%
Other Securities^	29,379	725,205

Entertainment — 1.2%
Netflix, Inc. *	6,961	4,193,585
Walt Disney Co. (The) *	18,097	2,803,044
Other Securities^*	31,426	2,180,243
		9,176,872

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	8,735	4,958,859
Walmart, Inc.	27,662	4,002,415
Other Securities^	40,303	2,360,267
		11,321,541

Food Products — 0.8%
Other Securities^	89,443	6,197,930

Gas Utilities — 0.1%
Other Securities^	8,102	572,140

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	26,711	$3,759,306
Other Securities^	74,811	12,170,593
		15,929,899

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	17,835	8,955,667
Other Securities^	71,367	11,510,356
		20,466,023

Health Care Technology — 0.2%
Other Securities^*	15,493	1,209,929

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	12,813	3,434,781
Other Securities^	82,219	10,162,389
		13,597,170

Household Durables — 0.4%
Other Securities^	34,705	3,384,065

Household Products — 1.5%
Procter & Gamble Co. (The)	48,462	7,927,414
Other Securities^	29,140	3,123,967
		11,051,381

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	17,302	484,509

Industrial Conglomerates — 0.8%
Other Securities^	34,742	6,426,858

Insurance — 1.6%
Other Securities^	113,952	12,348,375

Interactive Media & Services — 5.4%
Alphabet, Inc., Class A *	4,521	13,097,518
Alphabet, Inc., Class C *	4,424	12,801,242
Meta Platforms, Inc., Class A *	40,998	13,789,677
Other Securities^*	22,045	1,370,016
		41,058,453

Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	9,490	31,642,886
Other Securities^*@	18,617	1,773,727
		33,416,613

IT Services — 5.0%
Accenture PLC, Class A	13,880	5,753,954
MasterCard, Inc., Class A	21,918	7,875,576
Visa, Inc., Class A	34,029	7,374,425
Other Securities^*	121,139	16,851,677
		37,855,632

Leisure Equipment & Products — 0.1%
Other Securities^*	15,812	864,365

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	5,908	3,942,054
Other Securities^	36,784	8,716,678
		12,658,732

Machinery — 2.0%
Other Securities^	94,325	15,020,796

Media — 1.0%
Comcast Corp., Class A	72,362	3,641,980
Other Securities^	66,019	4,051,391
		7,693,371

Metals & Mining — 0.4%
Other Securities^@	57,537	3,144,265

Multi-Utilities — 0.6%
Other Securities^	66,117	4,739,447

Multiline Retail — 0.7%
Target Corp.	13,538	3,133,235
Other Securities^	13,685	1,873,457
		5,006,692

Oil, Gas & Consumable Fuels — 1.3%
Other Securities^	190,982	10,158,897

Paper & Forest Products — 0.0%
Other Securities^*	2,413	162,163

Personal Products — 0.3%
Other Securities^*	8,162	2,074,592

Pharmaceuticals — 3.9%
Eli Lilly & Co.	19,445	5,371,098
Johnson & Johnson	55,065	9,419,970
Merck & Co., Inc.	52,291	4,007,582
Pfizer, Inc.	79,600	4,700,380
Zoetis, Inc.	12,576	3,068,921
Other Securities^	58,342	3,011,515
		29,579,466

Professional Services — 0.5%
Other Securities^	38,039	4,024,393

Real Estate Management & Development — 0.1%
Other Securities^*@	7,012	908,335

Road & Rail — 1.3%
Union Pacific Corp.	15,875	3,999,389
Other Securities^*	73,194	5,803,046
		9,802,435

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 6.8%
Applied Materials, Inc.	22,341	$3,515,580
Broadcom, Inc.	9,251	6,155,708
Intel Corp.	72,045	3,710,317
NVIDIA Corp.	43,332	12,744,374
QUALCOMM, Inc.	25,043	4,579,613
Texas Instruments, Inc.	21,009	3,959,566
Other Securities^	105,325	17,072,180
		51,737,338

Software — 9.3%
Adobe, Inc. *	9,085	5,151,740
Intuit, Inc.	4,259	2,739,474
Microsoft Corp.	130,116	43,760,613
Oracle Corp.	35,279	3,076,682
Other Securities^*	95,708	15,767,956
		70,496,465

Specialty Retail — 3.1%
Home Depot, Inc. (The)	23,976	9,950,280
Lowe’s Cos., Inc.	14,649	3,786,473
Other Securities^	75,221	10,036,827
		23,773,580

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	29,092	4,848,764
Other Securities^	35,762	2,662,041
		7,510,805

Thrifts & Mortgage Finance — 0.0%
Other Securities^	12,225	188,502

Tobacco — 0.4%
Other Securities^	48,948	3,338,357

Trading Companies & Distributors — 0.4%
Other Securities^	21,820	2,705,285

Water Utilities — 0.1%
Other Securities^	7,137	852,901

Wireless Telecommunication Services — 0.1%
Other Securities^*	8,733	1,012,853

TOTAL COMMON STOCKS (Identified Cost $143,201,004)		726,195,726

PREFERRED STOCKS — 0.0%

Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	11,148

TOTAL PREFERRED STOCKS (Identified Cost $8,771)		11,148

MUTUAL FUNDS — 4.1%

Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,129,471	31,037,879

TOTAL MUTUAL FUNDS (Identified Cost $15,712,342)		31,037,879

SHORT-TERM INVESTMENTS — 0.4%

Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,790,918	2,790,918

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	220,415	220,415

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,011,333)		3,011,333

Total Investments — 100.0% (Identified Cost $161,933,450)		760,256,086
Liabilities, Less Cash and Other Assets — (0.0)%		(246,724)

Net Assets — 100.0%		$760,009,362

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $1,840,670.

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.8%
Raytheon Technologies Corp.	41,277	$3,552,299
Other Securities^	82,703	7,399,966
		10,952,265

Air Freight & Logistics — 1.0%
FedEx Corp.	19,292	4,989,683
Other Securities^*	15,841	1,438,838
		6,428,521

Airlines — 0.3%
Other Securities^*	44,491	1,908,986

Auto Components — 0.8%
Other Securities^*	72,906	4,947,119

Automobiles — 1.5%
General Motors Co. *	105,594	6,190,976
Other Securities^	150,516	3,126,218
		9,317,194

Beverages — 0.4%
Other Securities^	21,696	2,698,543

Biotechnology — 1.4%
Other Securities^*	62,297	8,655,971

Building Products — 2.1%
Trane Technologies PLC	16,759	3,385,821
Other Securities^	112,849	9,639,610
		13,025,431

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	23,927	9,153,274
Morgan Stanley	83,425	8,188,998
Other Securities^	69,919	4,301,947
		21,644,219

Chemicals — 4.0%
Linde PLC	16,893	5,852,242
Other Securities^	202,453	19,046,795
		24,899,037

Commercial Banks — 9.5%
Bank of America Corp.	169,647	7,547,595
Citigroup, Inc.	105,398	6,364,985
Fifth Third Bancorp	86,881	3,783,668
JPMorgan Chase & Co.	109,972	17,414,066
PNC Financial Services Group, Inc. (The)	21,675	4,346,271
Truist Financial Corp.	64,730	3,789,942
Wells Fargo & Co.	119,103	5,714,562
Other Securities^	345,996	9,995,302
		58,956,391

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	36,633	5,108,472

Communications Equipment — 0.2%
Other Securities^	27,339	1,091,203

Computers & Peripherals — 1.7%
HP, Inc.	176,918	6,664,501
Other Securities^	193,782	4,221,517
		10,886,018

Construction & Engineering — 0.4%
Other Securities^	25,349	2,478,869

Construction Materials — 0.7%
Other Securities^	16,239	4,472,232

Consumer Finance — 1.6%
Capital One Financial Corp.	34,312	4,978,328
Other Securities^	107,816	5,015,177
		9,993,505

Containers & Packaging — 0.5%
Other Securities^	82,158	3,363,105

Distributors — 0.4%
Other Securities^	39,680	2,555,799

Diversified Consumer Services — 0.0%
Other Securities^	2,896	205,587

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	39,025	11,668,475
Other Securities^	1,332	88,325
		11,756,800

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	480,855	11,829,033
Verizon Communications, Inc.	137,789	7,159,516
Other Securities^	125,601	1,576,293
		20,564,842

Electric Utilities — 0.2%
Other Securities^	22,148	954,136

Electrical Equipment — 1.0%
Eaton Corp. PLC	21,712	3,752,268
Other Securities^*	28,863	2,606,189
		6,358,457

Electronic Equipment, Instruments & Components — 1.3%
TE Connectivity Ltd.	20,879	3,368,618
Other Securities^	126,442	4,958,198
		8,326,816

Energy Equipment & Services — 0.7%
Other Securities^	159,834	4,402,832

Entertainment — 1.4%
Walt Disney Co. (The) *	43,240	6,697,444
Other Securities^*	27,554	2,025,284
		8,722,728

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.8%
Walmart, Inc.	76,880	$11,123,767
Other Securities^	128,928	6,138,917
		17,262,684

Food Products — 2.9%
Mondelez International, Inc., Class A	68,798	4,561,996
Tyson Foods, Inc., Class A	41,844	3,647,123
Other Securities^	149,237	10,078,943
		18,288,062

Health Care Equipment & Supplies — 1.5%
Medtronic PLC	37,706	3,900,686
Other Securities^	46,094	5,516,290
		9,416,976

Health Care Providers & Services — 6.3%
Anthem, Inc.	16,810	7,792,107
CIGNA Corp.	21,309	4,893,186
CVS Health Corp.	90,196	9,304,619
Humana, Inc.	8,345	3,870,912
Laboratory Corp. of America Holdings *	16,237	5,101,828
Quest Diagnostics, Inc.	19,764	3,419,370
Other Securities^	43,471	4,802,534
		39,184,556

Health Care Technology — 0.1%
Other Securities^	6,747	626,594

Hotels, Restaurants & Leisure — 0.6%
Other Securities^*	89,583	3,756,047

Household Durables — 2.9%
DR Horton, Inc.	60,950	6,610,027
Other Securities^	116,885	11,257,903
		17,867,930

Independent Power Producers & Energy Traders — 0.1%
Other Securities^	25,467	579,884

Industrial Conglomerates — 0.2%
Other Securities^	12,328	1,310,071

Insurance — 4.3%
Hartford Financial Services Group, Inc. (The)	49,258	3,400,772
Travelers Companies, Inc. (The)	23,169	3,624,327
Other Securities^	246,809	19,537,291
		26,562,390

Internet & Catalog Retail — 0.1%
Other Securities^	11,889	790,618

IT Services — 1.7%
Other Securities^*	120,652	10,676,202

Life Sciences Tools & Services — 2.9%
Danaher Corp.	20,418	6,717,726
Thermo Fisher Scientific, Inc.	16,006	10,679,844
Other Securities^	3,373	773,551
		18,171,121

Machinery — 3.2%
Other Securities^	155,958	19,741,040

Media — 3.8%
Comcast Corp., Class A	291,971	14,694,900
Other Securities^@	203,849	9,240,097
		23,934,997

Metals & Mining — 2.7%
Freeport-McMoRan, Inc.	116,560	4,864,049
Nucor Corp.	41,998	4,794,072
Other Securities^	104,402	6,998,105
		16,656,226

Multiline Retail — 0.3%
Other Securities^	13,301	1,870,530

Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	58,376	6,850,424
ConocoPhillips	106,289	7,671,940
Exxon Mobil Corp.	138,682	8,485,952
Other Securities^	416,458	18,403,376
		41,411,692

Paper & Forest Products — 0.0%
Other Securities^*	4,031	112,425

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	93,266	5,815,135
Pfizer, Inc.	364,201	21,506,069
Other Securities^	82,889	2,185,491
		29,506,695

Professional Services — 0.5%
Other Securities^	41,427	2,968,365

Real Estate Management & Development — 0.6%
Other Securities^*	24,591	3,551,487

Road & Rail — 1.8%
Norfolk Southern Corp.	16,650	4,956,871
Other Securities^*	89,846	6,326,700
		11,283,571

Semiconductors & Semiconductor Equipment — 5.0%
Intel Corp.	266,567	13,728,200
Micron Technology, Inc.	87,164	8,119,327
Other Securities^	88,763	9,191,015
		31,038,542

Software — 0.1%
Other Securities^	10,596	693,436

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail — 0.4%
Other Securities^	15,717	$2,399,200

Textiles, Apparel & Luxury Goods — 0.3%
Other Securities^	22,128	1,569,883

Trading Companies & Distributors — 0.3%
Other Securities^*	5,460	1,814,303

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	29,534	3,425,353

TOTAL COMMON STOCKS (Identified Cost $344,820,027)		621,145,958

SHORT-TERM INVESTMENTS — 0.4%

Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,126,849	2,126,849

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	352,150	352,150
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,478,999)		2,478,999

Total Investments — 100.1% (Identified Cost $347,299,026)		623,624,957
Liabilities, Less Cash and Other Assets — (0.1%)		(723,380)
Net Assets — 100.0%		$622,901,577

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $1,414,054.

Portfolio Sectors as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
Other Securities^*	83,286	$4,510,087

Air Freight & Logistics — 0.4%
Other Securities^*	24,857	1,347,683

Airlines — 0.4%
Other Securities^*	45,444	1,440,709

Auto Components — 1.7%
Fox Factory Holding Corp. *	5,640	959,364
Other Securities^*	125,912	5,635,918
		6,595,282

Automobiles — 0.2%
Other Securities^	13,882	714,107

Beverages — 0.5%
Other Securities^	25,097	1,974,708

Biotechnology — 2.8%
Other Securities^*	323,175	10,408,482

Building Products — 2.9%
Advanced Drainage Systems, Inc.	8,129	1,106,601
Builders FirstSource, Inc. *	21,211	1,817,995
Trex Co., Inc. *	10,510	1,419,165
Other Securities^	91,761	6,768,848
		11,112,609

Capital Markets — 2.5%
Jefferies Financial Group, Inc.	21,621	838,895
LPL Financial Holdings, Inc.	5,475	876,493
Morningstar, Inc.	2,847	973,646
Other Securities^@	179,973	6,900,185
		9,589,219

Chemicals — 3.1%
Mosaic Co. (The)	23,505	923,511
Other Securities^	219,635	10,819,430
		11,742,941

Commercial Banks — 8.9%
Signature Bank	2,681	867,223
Other Securities^	888,403	32,878,007
		33,745,230

Commercial Services & Supplies — 1.9%
Tetra Tech, Inc.	6,444	1,094,191
Other Securities^	164,284	5,924,404
		7,018,595

Communications Equipment — 1.4%
Ciena Corp. *	15,659	1,205,273
F5, Inc. *	3,709	907,629
Other Securities^*	143,324	3,267,207
		5,380,109

Computers & Peripherals — 0.3%
Other Securities^	41,622	1,098,007

Construction & Engineering — 1.9%
Quanta Services, Inc.	8,024	920,032
Other Securities^*	108,215	6,254,374
		7,174,406

Construction Materials — 0.2%
Other Securities^	8,578	585,706

Consumer Finance — 1.3%
Other Securities^*	113,334	4,998,058

Containers & Packaging — 1.1%
Other Securities^	75,041	4,202,077

Distributors — 0.0%
Other Securities^	1,043	24,969

Diversified Consumer Services — 1.0%
Other Securities^*@	98,747	3,945,858

Diversified Financial Services — 0.3%
Other Securities^	21,220	1,033,906

Diversified Telecommunication Services — 0.2%
Other Securities^*	21,450	819,181

Electric Utilities — 1.0%
Other Securities^@	76,346	3,845,898

Electrical Equipment — 1.5%
Atkore, Inc. *	8,108	901,528
Regal Rexnord Corp.	7,570	1,288,262
Other Securities^*	50,094	3,613,390
		5,803,180

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc. *	7,416	995,746
Other Securities^	197,091	10,368,890
		11,364,636

Energy Equipment & Services — 0.3%
Other Securities^*	109,277	1,191,899

Entertainment — 0.5%
Other Securities^*	106,034	1,765,534

Food & Staples Retailing — 0.8%
Other Securities^	61,382	2,913,288

Food Products — 1.8%
Darling Ingredients, Inc. *	22,015	1,525,419
Other Securities^*	91,738	5,219,777
		6,745,196

Gas Utilities — 1.0%
Other Securities^	62,134	3,629,161

Health Care — 0.0%
Other Securities^§*	3,140	429

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 2.7%
Other Securities^*	232,066	$10,290,168

Health Care Providers & Services — 3.5%
Chemed Corp.	1,647	871,329
DaVita, Inc. *	8,508	967,870
Henry Schein, Inc. *	10,880	843,526
Tenet Healthcare Corp. *	11,787	962,880
Other Securities^	207,711	9,708,463
		13,354,068

Health Care Technology — 0.5%
Other Securities^*	41,474	1,909,031

Hotels, Restaurants & Leisure — 2.9%
Choice Hotels International, Inc.	6,024	939,684
Churchill Downs, Inc.	3,811	918,070
Marriott Vacations Worldwide Corp.	5,154	870,923
Other Securities^*	171,695	8,304,081
		11,032,758

Household Durables — 2.5%
Tempur Sealy International, Inc.	22,924	1,078,116
TopBuild Corp. *	4,065	1,121,574
Other Securities^*	144,625	7,371,531
		9,571,221

Household Products — 0.3%
Other Securities^@	11,133	1,052,956

Independent Power Producers & Energy Traders — 0.5%
Other Securities^	51,888	1,717,781

Insurance — 4.1%
Athene Holding Ltd., Class A *	11,296	941,296
Other Securities^	300,780	14,571,325
		15,512,621

Interactive Media & Services — 0.2%
Other Securities^*	24,426	624,038

Internet & Catalog Retail — 0.2%
Other Securities^	30,613	794,821

IT Services — 1.9%
Other Securities^*	124,711	7,191,811

Leisure Equipment & Products — 0.7%
Other Securities^*	59,862	2,555,189

Life Sciences Tools & Services — 1.0%
Bruker Corp.	11,719	983,341
Repligen Corp. *	4,248	1,125,040
Other Securities^*	29,091	1,833,747
		3,942,128

Machinery — 5.1%
Graco, Inc.	10,654	858,925
Other Securities^	299,414	18,474,420
		19,333,345

Marine — 0.2%
Other Securities^	16,243	831,443

Media — 1.3%
New York Times Co. (The), Class A	20,126	972,086
Other Securities^*	97,989	3,806,437
		4,778,523

Metals & Mining — 1.7%
Alcoa Corp.	15,179	904,365
Reliance Steel & Aluminum Co.	5,864	951,258
Steel Dynamics, Inc.	14,567	904,174
Other Securities^	195,065	3,847,755
		6,607,552

Multi-Utilities — 0.6%
Other Securities^	68,909	2,464,290

Multiline Retail — 0.4%
Other Securities^*	38,596	1,655,437

Oil, Gas & Consumable Fuels — 2.0%
Coterra Energy, Inc.	44,762	850,478
Other Securities^	377,325	6,630,340
		7,480,818

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	11,680	915,128
Other Securities^	34,299	724,432
		1,639,560

Personal Products — 0.6%
Other Securities^*	74,234	2,297,049

Pharmaceuticals — 0.9%
Other Securities^*	146,225	3,311,723

Professional Services — 2.4%
Robert Half International, Inc.	7,950	886,584
Other Securities^*	135,581	8,174,414
		9,060,998

Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^	7,126	34,839

Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc. *	3,879	1,044,770
Other Securities^*	71,721	1,820,407
		2,865,177

Road & Rail — 1.2%
Saia, Inc. *	3,397	1,144,891
Other Securities^*	54,256	3,239,268
		4,384,159

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 4.2%
Lattice Semiconductor Corp. *	15,739	$1,212,847
MKS Instruments, Inc.	5,561	968,559
Synaptics, Inc. *	5,027	1,455,367
Wolfspeed, Inc. *@	10,030	1,121,053
Other Securities^*@	187,501	11,055,481
		15,813,307

Software — 3.2%
Paylocity Holding Corp. *	3,577	844,744
Other Securities^*	204,432	11,083,273
		11,928,017

Specialty Retail — 3.7%
Advance Auto Parts, Inc.	3,935	943,928
Dick’s Sporting Goods, Inc. @	8,312	955,797
Five Below, Inc. *	5,697	1,178,652
Lithia Motors, Inc.	3,347	993,892
Other Securities^*	187,759	9,731,872
		13,804,141

Textiles, Apparel & Luxury Goods — 2.1%
Crocs, Inc. *	10,840	1,389,905
Deckers Outdoor Corp. *	3,580	1,311,390
Other Securities^	135,183	5,052,344
		7,753,639

Thrifts & Mortgage Finance — 1.2%
Other Securities^	165,004	4,501,025

Tobacco — 0.1%
Other Securities^	16,168	332,738

Trading Companies & Distributors — 1.7%
Other Securities^*	100,809	6,327,904

Water Utilities — 0.6%
Other Securities^	32,215	2,117,331

Wireless Telecommunication Services — 0.1%
Other Securities^*	22,219	484,926
		484,926

TOTAL COMMON STOCKS (Identified Cost $193,505,315)		376,077,682

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	38,604

Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	35,660

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5-year CMT + 10.325%	4,390	134,554

TOTAL PREFERRED STOCKS (Identified Cost $168,077)		208,818

RIGHTS AND WARRANTS — 0.0%

Media — 0.0%
Media General, Inc. CVR §¶*	3,965	490

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶*	16,344	—

TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		490

SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,092,388	1,092,388

Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	1,546,039	1,546,039

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,638,427)		2,638,427

Total Investments — 100.4% (Identified Cost $196,312,231)		378,925,417

Liabilities, Less Cash and Other Assets — (0.4%)		(1,627,858)

Net Assets — 100.0%		$377,297,559

†	See Note 1
*	Non-income producing security
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $7,765,930.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

Portfolio Sectors as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.5%
Australia — 5.9%
Australia & New Zealand Banking Group Ltd.	344,269	$6,890,510
National Australia Bank Ltd.	290,228	6,089,721
Westpac Banking Corp.	433,713	6,736,947
Other Securities^	3,109,819	17,183,977
		36,901,155

Austria — 0.1%
Other Securities^	12,314	502,897

Belgium — 0.6%
Other Securities^	49,672	3,603,346

Canada — 9.9%
Bank of Montreal	4,532	487,935
Bank of Montreal	79,335	8,545,966
Bank of Nova Scotia (The) @	88,567	6,349,368
Bank of Nova Scotia (The)	28,504	2,017,893
Canadian Imperial Bank of Commerce	15,004	1,748,866
Canadian Imperial Bank of Commerce	48,274	5,627,101
Canadian Natural Resources Ltd. @	205,373	8,677,009
Nutrien Ltd.	45,754	3,440,701
Suncor Energy, Inc.	38,945	974,793
Suncor Energy, Inc. ¥	109,045	2,728,388
Other Securities^	1,043,518	21,488,311
		62,086,331

Denmark — 2.0%
DSV A/S	16,130	3,771,951
Other Securities^	147,373	8,615,655
		12,387,606

Finland — 1.1%
Other Securities^	617,287	7,208,815

France — 10.8%
AXA SA	104,397	3,112,243
BNP Paribas SA	92,085	6,371,050
Cie de Saint-Gobain	95,430	6,721,991
Cie Generale des Etablissements Michelin SCA	31,880	5,231,977
Orange SA	322,578	3,456,971
Sanofi	30,644	3,090,395
Societe Generale SA	88,773	3,052,760
TotalEnergies SE	357,966	18,188,696
Other Securities^	784,297	18,395,116
		67,621,199

Germany — 7.1%
Allianz SE	30,142	7,125,853
Bayerische Motoren Werke AG	53,296	5,369,350
Daimler AG	135,985	10,464,207
Other Securities^	728,408	21,158,978
		44,118,388

Hong Kong — 2.1%
Other Securities^±	4,111,478	12,991,191

Ireland — 0.5%
Other Securities^*	52,430	3,090,096

Israel — 0.5%
Other Securities^*	321,124	2,875,383

Italy — 1.6%
Intesa Sanpaolo SpA	1,086,051	2,811,730
Other Securities^	3,266,696	7,315,298
		10,127,028

Japan — 19.8%
Honda Motor Co. Ltd.	185,900	5,220,003
Mitsubishi Corp.	105,400	3,346,264
Takeda Pharmaceutical Co. Ltd.	141,973	3,871,767
Toyota Motor Corp.	689,950	12,628,790
Other Securities^<>	7,784,341	98,369,187
		123,436,011

Netherlands — 5.0%
ING Groep NV	253,754	3,536,699
Koninklijke Ahold Delhaize NV	225,868	7,749,234
Koninklijke DSM NV	14,721	3,318,451
Stellantis NV	225,220	4,278,505
Other Securities^=¢	634,971	12,602,499
		31,485,388

New Zealand — 0.3%
Other Securities^	255,958	1,819,340

Norway — 1.1%
Other Securities^	436,492	6,852,014

Portugal — 0.1%
Other Securities^§	450,163	761,922

Singapore — 0.9%
Other Securities^	1,278,416	5,440,165

Spain — 2.0%
Banco Santander SA	1,916,252	6,415,148
Other Securities^	980,565	6,003,248
		12,418,396

Sweden — 2.9%
Other Securities^	1,131,381	17,996,030

Switzerland — 9.2%
ABB Ltd.	79,542	3,046,549
Alcon, Inc. µ	31,115	2,757,051
Alcon, Inc. @	3,914	340,988
Cie Financiere Richemont SA, Class A	34,971	5,256,012
Holcim Ltd. *	72,351	3,692,982
Novartis AG	122,351	10,779,563
UBS Group AG	364,408	6,566,703
Zurich Insurance Group AG	17,812	7,826,959
Other Securities^@	293,050	17,558,454
		57,825,261

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom — 14.0%
Anglo American PLC	83,810	$3,421,381
Aviva PLC	745,467	4,141,046
Barclays PLC, ADR @	330,258	3,418,170
BP PLC, ADR	347,274	9,247,907
British American Tobacco PLC	183,504	6,789,517
BT Group PLC @	1,280,249	2,938,100
Glencore PLC *	1,287,762	6,535,567
HSBC Holdings PLC, ADR @	206,389	6,222,628
Lloyds Banking Group PLC	8,264,877	5,347,350
Royal Dutch Shell PLC, ADR, Class B	460,830	19,976,981
Vodafone Group PLC	3,881,420	5,897,799
Other Securities^@	2,934,167	13,618,298
		87,554,744

TOTAL COMMON STOCKS (Identified Cost $505,784,111)		609,102,706

PREFERRED STOCKS — 1.5%
Germany — 1.4%
Volkswagen AG, 2.600%	31,732	6,411,797
Other Securities^	27,015	2,453,990
		8,865,787

Italy — 0.1%
Other Securities^	711,381	338,379
TOTAL PREFERRED STOCKS (Identified Cost $9,502,760)		9,204,166

SHORT-TERM INVESTMENTS — 2.9%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,294,322	2,294,322
Collateral For Securities On Loan — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	15,859,020	15,859,020
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,153,342)		18,153,342

Total Investments — 101.9% (Identified Cost $533,440,213)		636,460,214
Liabilities, Less Cash and Other Assets — (1.9%)		(11,781,082)
Net Assets — 100.0%		$624,679,132

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $43,455,193.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $3,245,603 or 0.52% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2021 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.8%
Oil, Gas & Consumable Fuels	12.6%
Automobiles	9.0%
Insurance	8.0%
Metals & Mining	5.5%
Chemicals	4.5%
Pharmaceuticals	3.8%
Capital Markets	2.4%
Food & Staples Retailing	2.4%
Diversified Telecommunication Services	2.1%

Country Weightings as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	14,274,593	$310,900,632

TOTAL MUTUAL FUNDS Identified Cost $157,602,623)		310,900,632

Total Investments — 100.0% (Identified Cost $157,602,623)		310,900,632
Liabilities, Less Cash and Other Assets — (0.0)%		(21,803)
Net Assets — 100.0%		$310,878,829

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.6%
Belgium — 0.0%
Other Securities^*	2,164	$32,964

Brazil — 3.1%
Petroleo Brasileiro SA	294,300	1,622,084
Vale SA	167,439	2,343,545
Other Securities^	720,359	2,611,717
		6,577,346

British Virgin Islands — 0.0%
Other Securities^*	39,200	44,856

Cayman Islands — 0.2%
Other Securities^*	142,797	368,363

Chile — 0.4%
Other Securities^	1,189,504	820,842

China — 31.8%
Alibaba Group Holding Ltd. *	181,200	2,763,006
Baidu, Inc., ADR *	12,143	1,806,757
Bank of China Ltd., H Shares	4,829,902	1,740,550
China Construction Bank Corp., H Shares	6,597,810	4,569,150
China Merchants Bank Co. Ltd., H Shares	247,500	1,921,902
China Overseas Land & Investment Ltd.	376,500	891,330
China Petroleum & Chemical Corp., H Shares	1,784,400	830,693
China Resources Land Ltd.	338,000	1,421,780
China Shenhua Energy Co. Ltd., H Shares	336,500	788,866
Country Garden Holdings Co. Ltd.	847,376	752,011
Geely Automobile Holdings Ltd.	493,000	1,346,692
Industrial & Commercial Bank of China Ltd., H Shares	4,285,000	2,417,939
PetroChina Co. Ltd., H Shares	2,014,000	896,253
Ping An Insurance Group Co. of China Ltd., Class H	436,500	3,143,228
Other Securities^±§	53,416,463	43,048,862
		68,339,019

Colombia — 0.2%
Other Securities^	99,954	359,498

Czech Republic — 0.1%
Other Securities^	8,034	316,336

Greece — 0.3%
Other Securities^*	284,181	579,609

Hong Kong — 0.1%
Other Securities^	233,006	118,947

Hungary — 0.2%
Other Securities^*	53,469	493,519

India — 14.1%
Axis Bank Ltd. *	100,054	915,062
Hindalco Industries Ltd.	170,691	1,090,130
ICICI Bank Ltd., ADR @	89,109	1,763,467
JSW Steel Ltd.	89,380	787,922
Larsen & Toubro Ltd., GDR	31,671	806,027
Mahindra & Mahindra Ltd.	65,830	741,140
Reliance Industries Ltd.	206,554	6,581,272
Tata Motors Ltd. *	178,887	1,161,847
Other Securities^	4,191,564	16,473,726
		30,320,593

Indonesia — 1.6%
Other Securities^	31,914,401	3,504,450

Korea — 14.0%
Hana Financial Group, Inc.	23,358	826,249
Hyundai Mobis Co. Ltd.	3,743	801,340
Hyundai Motor Co.	7,337	1,289,954
KB Financial Group, Inc., ADR @	35,210	1,625,294
Kia Corp.	16,414	1,135,000
LG Electronics, Inc. *	10,656	1,237,037
POSCO, ADR	17,853	1,040,651
Samsung Electronics Co. Ltd.	11,336	746,674
Samsung Electronics Co. Ltd., GDR	718	1,183,982
SK Hynix, Inc. *	31,364	3,456,306
Other Securities^	946,752	16,741,984
		30,084,471

Malaysia — 1.7%
Other Securities^	5,541,806	3,649,028

Mexico — 2.1%
Grupo Financiero Banorte SAB de CV, Class O	139,310	906,054
Other Securities^*	2,220,721	3,631,014
		4,537,068

Netherlands — 0.0%
Other Securities^	1,115	11,733

Philippines — 0.8%
Other Securities^	5,532,411	1,645,326

Poland — 0.8%
Other Securities^*	390,741	1,732,445

Russia — 1.6%
Gazprom PJSC, ADR	162,760	1,503,902
Lukoil PJSC, ADR	18,875	1,689,313
Other Securities^*	154,050	178,008
		3,371,223

Singapore — 0.0%
Other Securities^	24,000	16,405

South Africa — 3.8%
MTN Group Ltd. *	144,811	1,551,345
Standard Bank Group Ltd.	84,467	742,154
Other Securities^	1,664,173	5,970,811
		8,264,310

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 18.7%
ASE Technology Holding Co. Ltd.	208,000	$800,665
Asustek Computer, Inc.	56,000	761,051
Cathay Financial Holding Co. Ltd.	690,166	1,559,091
China Steel Corp.	766,800	979,737
CTBC Financial Holding Co. Ltd.	1,619,280	1,518,788
Fubon Financial Holding Co. Ltd.	634,173	1,748,921
Hon Hai Precision Industry Co. Ltd.	703,068	2,642,826
Nan Ya Plastics Corp.	279,000	861,192
United Microelectronics Corp.	600,513	1,410,827
Other Securities^*	23,074,802	27,953,606
		40,236,704

Thailand — 2.0%
PTT PCL	883,900	1,005,484
Other Securities^*	13,015,747	3,230,402
		4,235,886

Turkey — 0.4%
Other Securities^	1,095,812	951,211

United Arab Emirates — 0.6%
Other Securities^	1,219,093	1,236,234

TOTAL COMMON STOCKS (Identified Cost $183,108,885)		211,848,386

PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Petroleo Brasileiro SA, 6.120%	382,139	1,951,859
Other Securities^	96,421	296,318
		2,248,177

Colombia — 0.0%
Other Securities^	20,563	72,659

Philippines — 0.0%
Other Securities^	12,909	11,341

Korea — 0.0%
Other Securities^	82	5,077

Taiwan — 0.0%
Other Securities^	42,971	14,894
TOTAL PREFERRED STOCKS (Identified Cost $2,056,599)		2,352,148

RIGHTS AND WARRANTS — 0.0%
Cayman Islands — 0.0%
Other Securities^*<>	8,571	—

Indonesia — 0.0%
Other Securities^*<>	861,573	907

Korea — 0.0%
Other Securities^<>	61	226

Thailand — 0.0%
Other Securities^*	2,096	640

TOTAL RIGHTS AND WARRANTS (Identified Cost $15,785)		1,773

SHORT-TERM INVESTMENTS — 2.0%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,088,917	1,088,917

Collateral For Securities On Loan — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	3,313,867	3,313,867

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,402,784)		4,402,784

Total Investments — 101.7% (Identified Cost $189,584,053)		218,605,091
Liabilities, Less Cash and Other Assets — (1.7%)		(3,610,576)
Net Assets — 100.0%		$214,994,515

†	See Note 1
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Certain individual securities within this category may include non- income producing securities, bankrupt/delisted, and/or fair valued securities.
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $6,715,956.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $3,400,500 or 1.58% of the net assets of the Fund.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

Ten largest industry holdings as of December 31, 2021 (As a percentage of net assets) (Unaudited)
Industry	Percentage
Commercial Banks	18.2%
Oil, Gas & Consumable Fuels	10.2%
Metals & Mining	7.3%
Insurance	5.3%
Real Estate Management & Development	4.8%
Electronic Equipment, Instruments & Components	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Chemicals	3.8%
Automobiles	3.4%
Computers & Peripherals	3.3%

Country Weightings as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	9,876	$215,593
Agree Realty Corp.	8,678	619,262
Alexander’s, Inc.	303	78,871
Alexandria Real Estate Equities, Inc.	17,404	3,880,396
American Assets Trust, Inc.	6,032	226,381
American Campus Communities, Inc.	16,914	969,003
American Finance Trust, Inc.	10,986	100,302
American Homes 4 Rent., Class A	35,207	1,535,377
American Tower Corp.	54,582	15,965,235
Americold Realty Trust	12,212	400,431
Apartment Income REIT Corp.	18,754	1,025,281
Apartment Investment and Management Co., Class A*	17,051	131,634
Apple Hospitality REIT, Inc.	26,860	433,789
AvalonBay Communities, Inc.	16,620	4,198,046
Bluerock Residential Growth REIT, Inc.	3,300	87,087
Boston Properties, Inc.	17,536	2,019,796
Braemar Hotels & Resorts, Inc*.	5,308	27,071
Brandywine Realty Trust	21,014	282,008
Brixmor Property Group, Inc.	34,588	878,881
BRT Apartments Corp.	400	9,596
Camden Property Trust	12,073	2,157,204
CareTrust REIT, Inc.	10,972	250,491
Centerspace	1,825	202,393
Chatham Lodging Trust*	5,496	75,405
City Office REIT, Inc.	5,176	102,071
Clipper Realty, Inc.	1,167	11,600
Community Healthcare Trust, Inc.	2,728	128,953
CorePoint Lodging, Inc.*	1,876	29,453
Corporate Office Properties Trust	13,288	371,665
Cousins Properties, Inc.	17,110	689,191
Crown Castle International Corp.	51,742	10,800,625
CTO Realty Growth, Inc.@	764	46,925
CubeSmart	24,364	1,386,555
CyrusOne, Inc.	15,213	1,364,910
DiamondRock Hospitality Co.*	25,390	243,998
Digital Realty Trust, Inc.	33,361	5,900,560
Diversified Healthcare Trust	29,638	91,581
Douglas Emmett, Inc.	21,410	717,235
Duke Realty Corp.	45,151	2,963,712
Easterly Government Properties, Inc.	9,677	221,797
EastGroup Properties, Inc.	4,884	1,112,819
Empire State Realty Trust, Inc., Class A	15,965	142,089
EPR Properties	9,127	433,441
Equinix, Inc.	10,703	9,053,026
Equity Commonwealth*	9,195	238,151
Equity LifeStyle Properties, Inc.	21,004	1,841,211
Equity Residential	41,693	3,773,216
Esc War Ind §	9,141	—
Essential Properties Realty Trust, Inc.	14,526	418,785
Essex Property Trust, Inc.	7,735	2,724,499
Extra Space Storage, Inc.	15,669	3,552,632
Federal Realty Investment Trust	8,228	1,121,641
First Industrial Realty Trust, Inc.	15,636	1,035,103
Four Corners Property Trust, Inc.	9,280	272,925
Franklin Street Properties Corp.	11,612	69,091
Gaming and Leisure Properties, Inc.	27,227	1,324,866
Getty Realty Corp.	3,812	122,327
Gladstone Commercial Corp.	3,518	90,659
Global Medical REIT, Inc.	5,127	91,004
Global Net Lease, Inc.	12,591	192,390
Global Self Storage, Inc.	2,195	12,490
Healthcare Realty Trust, Inc.	17,008	538,133
Healthcare Trust of America, Inc., Class A	26,654	889,977
Healthpeak Properties, Inc.	64,155	2,315,354
Hersha Hospitality Trust*	5,542	50,820
Highwoods Properties, Inc.	12,736	567,898
Host Hotels & Resorts, Inc.*	83,929	1,459,525
Hudson Pacific Properties, Inc.	18,139	448,215
Independence Realty Trust, Inc.	13,010	336,048
Industrial Logistics Properties Trust	8,397	210,345
Invitation Homes, Inc.	70,615	3,201,684
Iron Mountain, Inc.	34,183	1,788,796
JBG SMITH Properties	14,473	415,520
Kilroy Realty Corp.	12,202	810,945
Kimco Realty Corp.	69,568	1,714,851
Kite Realty Group Trust	26,727	582,114
Lamar Advertising Co., Class A	10,259	1,244,417
Life Storage, Inc.	9,655	1,478,953
LTC Properties, Inc.	3,972	135,604
LXP Industrial Trust	33,281	519,849
Macerich Co. (The)	25,504	440,709
Medical Properties Trust, Inc.	70,753	1,671,893
MGM Growth Properties LLC, Class A	18,741	765,570
Mid-America Apartment Communities, Inc.	13,707	3,144,934
Monmouth Real Estate Investment Corp.	12,441	261,385
National Health Investors, Inc.	5,063	290,971
National Retail Properties, Inc.	20,959	1,007,499
National Storage Affiliates Trust	8,976	621,139
NexPoint Residential Trust, Inc.	2,800	234,724
Office Properties Income Trust	4,745	117,866
Omega Healthcare Investors, Inc.	27,652	818,223
One Liberty Properties, Inc.	1,802	63,575
Orion Office REIT, Inc.*	6,753	126,079
Outfront Media, Inc.	17,765	476,457
Paramount Group, Inc.	20,948	174,706
Park Hotels & Resorts, Inc.*	28,856	544,801
Pebblebrook Hotel Trust	15,554	347,943
Physicians Realty Trust	25,667	483,310
Piedmont Office Realty Trust, Inc., Class A	13,793	253,515
Plymouth Industrial REIT, Inc.	2,437	77,984
Preferred Apartment Communities, Inc.	3,100	55,986
Prologis, Inc.	88,596	14,916,023
PS Business Parks, Inc.	2,468	454,532
Public Storage	18,716	7,010,265
Realty Income Corp.	66,780	4,780,780
Regency Centers Corp.	18,433	1,388,927
Retail Opportunity Investments Corp.	13,420	263,032
Retail Value, Inc.	2,810	18,040
Rexford Industrial Realty, Inc.	17,062	1,383,899
RLJ Lodging Trust	19,094	265,979

The accompanying notes are an integral part of these financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
RPT Realty	8,058	$107,816
Ryman Hospitality Properties, Inc.*	6,494	597,188
Sabra Health Care REIT, Inc.	28,032	379,553
Saul Centers, Inc.	1,636	86,741
SBA Communications Corp.	12,731	4,952,614
Seritage Growth Properties, Class A*@	3,790	50,293
Service Properties Trust	20,700	181,953
Simon Property Group, Inc.	38,676	6,179,265
SITE Centers Corp.	20,691	327,539
SL Green Realty Corp.	8,158	584,929
Sotherly Hotels, Inc.*@	3,111	6,502
Spirit Realty Capital, Inc.	14,821	714,224
STAG Industrial, Inc.	20,335	975,267
STORE Capital Corp.	28,385	976,444
Summit Hotel Properties, Inc.*	10,209	99,640
Sun Communities, Inc.	13,968	2,932,861
Sunstone Hotel Investors, Inc.*	25,032	293,625
Tanger Factory Outlet Centers, Inc.	12,293	237,009
Terreno Realty Corp.	8,987	766,501
UDR, Inc.	35,752	2,144,762
UMH Properties, Inc.	5,369	146,735
Uniti Group, Inc.	27,514	385,471
Universal Health Realty Income Trust	1,815	107,938
Urban Edge Properties	13,783	261,877
Urstadt Biddle Properties, Inc.	1,000	19,160
Urstadt Biddle Properties, Inc., Class A	3,806	81,068
Ventas, Inc.	46,714	2,388,020
Veris Residential, Inc.*	8,319	152,903
VICI Properties, Inc.@	74,763	2,251,114
Vornado Realty Trust	19,013	795,884
Washington Real Estate Investment Trust@	10,445	270,003
Welltower, Inc.	50,890	4,364,835
Whitestone REIT	6,078	61,570
WP Carey, Inc.	21,863	1,793,859
Xenia Hotels & Resorts, Inc.*	13,264	240,211
		185,547,897
TOTAL COMMON STOCKS (Identified Cost $77,989,989)		185,547,897

PREFERRED STOCKS — 0.0%
Real Estate Investment Trusts (REITs) — 0.0%
Brookfield Property Preferred LP, 6.250%@	326	8,515

TOTAL PREFERRED STOCKS (Identified Cost $8,040)		8,515

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.025%	637,721	637,721

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.030%	64,219	64,219

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $701,940)		701,940

Total Investments — 99.9% (Identified Cost $78,699,969)		186,258,352
Cash and Other Assets, Less Liabilities — 0.1%		246,104
Net Assets — 100.0%		$186,504,456

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $1,695,355.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Portfolio Sectors as of December 31, 2021
(As a percentage of long-term investments) (Unaudited)

The accompanying notes are an integral part of these financial statements.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
SA Emerging Markets Value Fund €	173,430	$1,800,203
SA Global Fixed Income Fund €	601,220	5,579,322
SA International Value Fund €	450,816	5,414,297
SA Real Estate Securities Fund €	56,069	830,940
SA U.S. Core Market Fund €	146,866	4,514,681
SA U.S. Fixed Income Fund €	238,494	2,392,095
SA U.S. Small Company Fund €	64,677	1,816,768
SA U.S. Value Fund €	218,968	4,561,112
		26,909,418
TOTAL MUTUAL FUNDS (Identified Cost $22,906,194)		26,909,418

Total Investments — 99.9% (Identified Cost $22,906,194)		26,909,418
Cash and Other Assets, Less Liabilities — 0.1%		18,833
Net Assets — 100.0%		$26,928,251

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
ASSETS
Investments in unaffiliated securities, at value(1)	$510,270,653	$828,597,265	$760,256,086
Cash	—	—	17,296
Foreign currency, at value	—	67,952	—
Receivable for investments sold	26,226,495	—	—
Dividends and interest receivable	1,344,708	2,530,509	372,160
Receivable for fund shares sold	718,917	1,353,329	603,427
Unrealized appreciation on forward foreign currency exchange contracts (Note 1)	—	3,984,737	—
Receivable from the Adviser (Note 2)	—	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	26,842	36,723	33,546
Other assets	—	—	791
Total Assets	538,587,615	836,570,515	761,283,306

LIABILITIES
Payable for investments purchased	26,153,473	4,181,609	—
Payable for fund shares redeemed	376,441	485,193	583,565
Collateral for securities on loan (Note 1)	—	13,460,438	220,415
Unrealized depreciation on forward foreign currency exchange contracts (Note 1)	—	260,125	—
Advisory fee payable (Note 2)	65,613	174,127	255,164
Sub-Advisory fee payable (Note 2)	13,114	20,895	19,137
Administration fee payable (Note 2)	43,712	69,651	63,791
Sub-Administration fee payable (Note 2)	28,661	38,018	34,517
Custody and accounting fees payable	21,665	45,709	18,047
Trustees’ fees payable (Note 2)	150	150	150
Shareholder servicing fee payable (Note 2)	32,193	50,384	49,852
Transfer agent fee payable	7,043	9,050	9,851
Professional fees payable	10,533	11,289	9,810
Accrued foreign capital gains tax	—	—	—
Accrued expenses and other liabilities	14,788	16,697	9,645
Total Liabilities	26,767,386	18,823,335	1,273,944
NET ASSETS	$511,820,229	$817,747,180	$760,009,362
NET ASSETS CONSIST OF:
Paid-in capital	$520,510,662	$831,849,449	$144,793,389
Total distributable earnings (loss)(2)	(8,690,433)	(14,102,269)	615,215,973
NET ASSETS	$511,820,229	$817,747,180	$760,009,362
INVESTOR CLASS SHARES
Net Assets	$60,977,741	$92,111,917	$107,036,742
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	6,088,674	9,913,382	3,459,782
Net asset value per share	$10.01	$9.29	$30.94

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$623,624,957	$378,925,417	$636,460,214	$310,900,632	$218,605,091	$186,258,352
45,514	1,115	4,256	319	—	127
—	—	704,464	—	772,192	—
—	86,804	382,509	—	218,973	—
525,632	194,899	842,092	—	174,861	569,501
492,752	439,707	574,865	268,293	234,788	88,366

—	—	—	—	—	—
—	—	—	—	48,087	2,696
—	—	2,404,395	—	3,341	—
34,494	30,857	33,572	30,225	30,724	22,976
—	—	—	—	—	—
624,723,349	379,678,799	641,406,367	311,199,469	220,088,057	186,942,018

403,127	147,274	—	—	521,207	—
638,036	374,159	345,472	166,671	133,677	240,718
352,150	1,546,039	15,859,020	—	3,313,867	64,219

—	—	—	—	—	—
207,677	126,074	234,213	64,496	81,282	53,452
51,919	63,037	104,095	—	65,026	15,272
51,919	31,518	52,047	25,816	18,063	15,272
30,819	23,304	33,931	17,303	11,489	8,831
13,721	14,470	30,655	1,682	74,399	1,307
150	150	150	150	150	150
38,488	23,750	37,776	19,081	12,619	11,121
9,742	9,809	9,890	9,434	8,428	8,911
8,914	8,468	10,229	9,839	—	11,125
—	—	—	—	792,030	—
15,110	13,188	9,757	6,168	61,305	7,184
1,821,772	2,381,240	16,727,235	320,640	5,093,542	437,562
$622,901,577	$377,297,559	$624,679,132	$310,878,829	$214,994,515	$186,504,456

$336,216,142	$179,056,069	$555,429,527	$173,491,870	$201,334,178	$77,852,222
286,685,435	198,241,490	69,249,605	137,386,959	13,660,337	108,652,234
$622,901,577	$377,297,559	$624,679,132	$310,878,829	$214,994,515	$186,504,456

$75,319,930	$47,610,304	$70,818,475	$37,324,850	$21,464,042	$21,331,685

3,595,894	1,687,950	5,864,260	1,591,593	2,065,757	1,431,884
$20.95	$28.21	$12.08	$23.45	$10.39	$14.90

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021 (Unaudited) (Continued)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
SELECT CLASS SHARES
Net Assets	$450,842,488	$725,635,263	$652,972,620
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	44,935,391	78,156,426	21,240,968
Net asset value per share	$10.03	$9.28	$30.74
Identified cost of unaffiliated investments	$513,649,675	$843,221,983	$161,933,450
Cost of foreign currency	$—	$67,377	$—
(1) Including securities on loan, at value (see Note 1)	$ N/A	$13,198,342	$1,840,670
(2) Net of deferred capital gain country tax of:	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund		SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$547,581,647	$329,687,255	$553,860,657		$273,553,979	$193,530,473	$165,172,771
26,289,048	11,737,252	46,101,765		11,743,784	18,653,625	11,145,633
$20.83	$28.09	$12.01		$23.29	$10.37	$14.82
$347,299,026	$196,310,101	$533,440,213		$157,602,623	$189,584,053	$78,699,969
$—	$—	$697,145		$—	$782,860	$—
$1,414,054	$7,765,930	$43,455,193	$	N/A	$6,715,956	$1,695,355
$—	$—	$—		$—	$792,030	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2021 (Unaudited) (Continued)

SA Worldwide Moderate Growth Fund
ASSETS
Investments in affiliated securities, at value	$26,909,418
Receivable for fund shares sold	16,116
Receivable from the Adviser (Note 2)	18,651
Prepaid expenses	20,170
Total Assets	26,964,355

LIABILITIES
Payable for investments purchased	15,190
Payable for fund shares redeemed	926
Sub-Administration fee payable (Note 2)	1,475
Custody and accounting fees payable	6,742
Trustees’ fees payable (Note 2)	150
Transfer agent fee payable	450
Professional fees payable	9,575
Accrued expenses and other liabilities	1,596
Total Liabilities	36,104
NET ASSETS	$26,928,251
NET ASSETS CONSIST OF:
Paid-in capital	$22,332,908
Total distributable earnings (loss)	4,595,343
NET ASSETS	$26,928,251
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	2,241,420
Net asset value per share	$12.01
Identified cost of affiliated investments	$22,906,194

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Core Market Fund
INVESTMENT INCOME
Income:
Unaffiliated dividends	$—	$—	$4,760,846
Interest(1)	1,248,569	3,712,954	3,170
Non-cash dividends	—	—	—
Other income	—	—	1,583
Taxes withheld	—	—	(312)
Total Income	1,248,569	3,712,954	4,765,287
Expenses:
Advisory fees (Note 2)	396,455	1,038,914	1,493,735
Shareholder Servicing fees (Note 2)
Investor Class	79,156	118,433	134,961
Select Class	116,321	184,096	159,725
Administration fees (Note 2)	264,303	415,565	373,434
Sub-Advisory fees (Note 2)	79,291	124,670	107,576
Sub-Administration fees (Note 2)	45,148	64,009	57,751
Trustees’ fees and expenses (Note 2)	18,440	18,440	18,440
Custody and accounting fees	38,911	77,784	45,489
Transfer agent fees	39,678	42,052	46,700
Professional fees*	27,372	28,136	25,286
Registration fees	21,103	23,587	20,615
Other expenses**	35,751	44,187	46,703
Total expenses before waivers and reimbursements:	1,161,929	2,179,873	2,530,415
Less: Fee waiver by the Adviser (Note 2)	—	—	—
Net expenses	1,161,929	2,179,873	2,530,415
Net investment income	86,640	1,533,081	2,234,872
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments(2)	(2,388,142)	3,587,647	23,948,677
Forward foreign currency exchange contracts	—	3,230,858	—
Foreign currency transactions	—	(39,041)	—
Capital gain distributions from underlying funds	—	—	2,764,619
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments(3)	(2,727,089)	(20,978,090)	45,572,085
Forward foreign currency exchange contracts	—	759,741	—
Foreign currency transactions	—	5,572	7
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translation	(5,115,231)	(13,433,313)	72,285,388
Net increase (decrease) in net assets resulting from operations	$(5,028,591)	$(11,900,232)	$74,520,260
(1) Interest income includes security lending income of:	$—	$15,165	$3,116
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
* Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
** Other expenses include, but are not limited to, fees associated with insurance and printing services.
The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund	SA U.S. Small Company Fund	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund

$6,366,230	$2,621,825	$9,586,047	$6,597,480	$4,558,345	$2,658,932
2,489	7,595	122,712	—	32,302	2,202
—	279,274	2,889,804	—	139,406	149,579
1,398	27,727	80	—	39	—
(915)	(1,743)	(843,223)	—	(565,284)	—
6,369,202	2,934,678	11,755,420	6,597,480	4,164,808	2,810,713

1,231,074	765,846	1,426,085	401,871	489,821	313,139

95,731	62,598	92,611	49,656	27,703	26,419
134,738	83,211	139,931	70,443	48,884	39,451
307,769	191,461	316,908	160,749	108,849	89,468
307,769	382,923	633,816	—	391,857	89,468
50,818	34,760	54,153	27,664	18,458	15,110
18,440	18,440	18,440	18,440	18,440	18,440
38,670	60,159	75,719	14,909	141,709	21,855
45,362	44,768	45,585	43,708	39,569	40,488
25,890	26,157	27,141	25,275	60,669	26,537
20,991	19,512	21,098	19,087	18,646	17,656
40,220	38,784	61,557	27,504	71,574	19,627
2,317,472	1,728,619	2,913,044	859,306	1,436,179	717,658
—	—	—	—	(281,987)	(25,510)
2,317,472	1,728,619	2,913,044	859,306	1,154,192	692,148
4,051,730	1,206,059	8,842,376	5,738,174	3,010,616	2,118,565

26,050,264	44,760,014	15,637,734	8,891,691	6,053,544	11,773,197
—	—	—	—	(19,986)	—
—	—	(133,071)	—	(20,225)	—
—	—	—	10,839,798	—	—

3,729,731	(25,509,623)	(13,266,096)	(20,043,053)	(18,013,734)	12,967,949
—	—	—	—	—	—
53	—	6,848	—	(989)	—

29,780,048	19,250,391	2,245,415	(311,564)	(12,001,390)	24,741,146
$33,831,778	$20,456,450	$11,087,791	$5,426,610	$(8,990,774)	$26,859,711
$2,452	$7,560	$123,169	$—	$32,284	$2,190
$—	$—	$—	$—	$121,881	$—
$—	$—	$—	$—	$133,602	$—

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2021 (Unaudited) (Continued)

SA Worldwide Moderate Growth Fund
INVESTMENT INCOME
Income:
Affiliated dividends	$329,631
Total Income	329,631
Expenses:
Sub-Administration fees (Note 2)	2,290
Trustees’ fees and expenses (Note 2)	18,440
Custody and accounting fees	12,919
Transfer agent fees	1,924
Professional fees*	25,026
Registration fees	12,297
Shareholders report printing expenses	4,827
Insurance expenses	4,021
Miscellaneous expenses	6,276
Total expenses before waivers and reimbursements:	88,020
Less: Fee waiver by the Adviser (Note 2)	(88,020)
Net investment income	329,631
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments in affiliates	1,080,605
Capital gain distributions from underlying funds	875,027
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments in affiliates	(1,425,121)
Net realized and unrealized gain on investments	530,511
Net increase in net assets resulting from operations	$860,142

*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$86,640	$172,461
Net realized gain (loss) on investments and foreign currency transactions	(2,388,142)	936,701
Net increase (decrease) in unrealized appreciation (depreciation)	(2,727,089)	(2,531,072)
Net increase (decrease) in net assets from operations	(5,028,591)	(1,421,910)

Distributions to shareholders:
Investor Class	—	(5,981)
Select Class	—	(538,634)
Total distributions to shareholders	—	(544,615)

Capital share transactions
Proceeds from sale of shares
Investor Class	5,026,266	15,674,856
Select Class	37,135,690	112,726,044
	42,161,956	128,400,900
Value of distributions reinvested
Investor Class	—	5,905
Select Class	—	530,259
	—	536,164
Cost of shares redeemed
Investor Class	(7,744,240)	(19,886,868)
Select Class	(67,791,597)	(96,252,541)
	(75,535,837)	(116,139,409)
Tax-free interclass conversion
Investor Class	(4,473,613)	(7,093,927)
Select Class	4,473,613	7,093,927
	—	—
Total capital share transactions	(33,373,881)	12,797,655
Total increase (decrease) in net assets	(38,402,472)	10,831,130

NET ASSETS
Beginning of period	$550,222,701	$539,391,571
End of period	$511,820,229	$550,222,701

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	498,266	1,542,952
Select Class	3,675,455	11,096,106

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

$1,533,081	$(747,018)	$2,234,872	$4,492,638
6,779,464	(24,788,297)	26,713,296	79,749,079
(20,212,777)	27,943,125	45,572,092	129,997,103
(11,900,232)	2,407,810	74,520,260	214,238,820

—	—	(7,761,606)	(8,604,685)
—	—	(48,734,730)	(40,905,545)
—	—	(56,496,336)	(49,510,230)

19,394,976	20,264,019	7,924,179	5,628,094
143,525,492	165,355,289	79,659,627	56,340,019
162,920,468	185,619,308	87,583,806	61,968,113

—	—	7,492,066	8,082,999
—	—	47,960,700	40,366,393
—	—	55,452,766	48,449,392

(6,224,717)	(24,553,764)	(9,484,705)	(37,968,311)
(63,686,795)	(120,681,397)	(68,225,598)	(160,863,649)
(69,911,512)	(145,235,161)	(77,710,303)	(198,831,960)

(8,047,050)	(8,063,216)	(7,882,677)	(11,143,325)
8,047,050	8,063,216	7,882,677	11,143,325
—	—	—	—
93,008,956	40,384,147	65,326,269	(88,414,455)
81,108,724	42,791,957	83,350,193	76,314,135

$736,638,456	$693,846,499	$676,659,169	$600,345,034
$817,747,180	$736,638,456	$760,009,362	$676,659,169

2,061,888	2,147,141	256,477	206,937
15,278,365	17,570,504	2,589,819	2,086,752

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Shares issued for distributions reinvested
Investor Class	—	581
Select Class	—	52,167
Shares redeemed
Investor Class	(766,612)	(1,956,816)
Select Class	(6,709,269)	(9,472,444)
Tax-free interclass conversion
Investor Class	(442,038)	(698,734)
Select Class	441,538	698,237
Net increase (decrease) in fund shares	(3,302,660)	1,262,049

The accompanying notes are an integral part of these financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

—	—	248,246	308,394
—	—	1,599,223	1,548,979

(663,834)	(2,602,042)	(301,973)	(1,420,874)
(6,802,053)	(12,827,183)	(2,173,466)	(6,024,114)

(850,540)	(854,218)	(254,241)	(393,649)
852,050	856,169	255,312	395,676
9,875,876	4,290,371	2,219,397	(3,291,899)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$4,051,730	$7,774,232
Net realized gain (loss) on investments and foreign currency transactions	26,050,264	14,498,398
Net increase (decrease) in unrealized appreciation (depreciation)	3,729,784	196,796,995
Net increase (decrease) in net assets from operations	33,831,778	219,069,625

Distributions to shareholders:
Investor Class	(3,097,342)	(1,207,898)
Select Class	(23,772,127)	(8,067,613)
Total distributions to shareholders	(26,869,469)	(9,275,511)

Capital share transactions
Proceeds from sale of shares
Investor Class	4,231,106	6,638,104
Select Class	37,477,213	55,712,967
	41,708,319	62,351,071
Value of distributions reinvested
Investor Class	3,028,641	1,179,365
Select Class	23,502,957	7,951,055
	26,531,598	9,130,420
Cost of shares redeemed
Investor Class	(6,351,010)	(24,970,747)
Select Class	(53,151,104)	(125,425,701)
	(59,502,114)	(150,396,448)
Tax-free interclass conversion
Investor Class	(7,155,943)	(8,011,110)
Select Class	7,155,943	8,011,110
	—	—
Total capital share transactions	8,737,803	(78,914,957)
Total increase (decrease) in net assets	15,700,112	130,879,157

NET ASSETS
Beginning of year	$607,201,465	$476,322,308
End of year	$622,901,577	$607,201,465

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	202,553	390,818
Select Class	1,797,795	3,252,551

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

$1,206,059	$1,591,033	$8,842,376	$17,250,927
44,760,014	62,074,223	15,504,663	5,415,953
(25,509,623)	124,429,279	(13,259,248)	196,748,485
20,456,450	188,094,535	11,087,791	219,415,365

(9,826,551)	(1,519,636)	(2,102,149)	(1,756,435)
(68,069,737)	(9,388,798)	(17,859,233)	(12,115,207)
(77,896,288)	(10,908,434)	(19,961,382)	(13,871,642)

2,122,171	4,611,386	3,424,439	6,935,571
20,447,539	39,345,116	33,862,825	59,038,515
22,569,710	43,956,502	37,287,264	65,974,086

9,578,225	1,486,419	2,061,319	1,724,585
67,289,785	9,264,524	17,683,774	11,951,797
76,868,010	10,750,943	19,745,093	13,676,382

(11,669,848)	(23,775,328)	(7,097,286)	(29,084,239)
(84,833,700)	(133,706,769)	(66,833,000)	(151,135,720)
(96,503,548)	(157,482,097)	(73,930,286)	(180,219,959)

(4,710,442)	(5,262,672)	(7,101,547)	(8,503,066)
4,710,442	5,262,672	7,101,547	8,503,066
—	—	—	—
2,934,172	(102,774,652)	(16,897,929)	(100,569,491)
(54,505,666)	74,411,449	(25,771,520)	104,974,232

$431,803,225	$357,391,776	$650,450,652	$545,476,420
$377,297,559	$431,803,225	$624,679,132	$650,450,652

64,001	168,046	280,691	670,920
624,047	1,398,177	2,768,033	5,688,830

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Shares issued for distributions reinvested
Investor Class	148,390	70,284
Select Class	1,158,352	476,396
Shares redeemed
Investor Class	(303,194)	(1,464,984)
Select Class	(2,542,629)	(7,202,382)
Tax-free interclass conversion
Investor Class	(344,457)	(393,583)
Select Class	345,750	395,144
Net increase (decrease) in fund shares	462,560	(4,475,756)

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

350,594	53,181	175,282	166,305
2,472,980	332,419	1,511,434	1,158,120

(351,735)	(850,806)	(577,634)	(2,821,558)
(2,550,062)	(4,721,618)	(5,456,569)	(14,402,511)

(141,843)	(162,072)	(586,157)	(702,982)
142,024	162,347	588,093	705,751
610,006	(3,620,326)	(1,296,827)	(9,537,125)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$5,738,174	$4,083,468
Net realized gain (loss) on investments and foreign currency transactions	19,731,489	5,673,754
Net increase (decrease) in unrealized appreciation (depreciation)	(20,043,053)	101,590,899
Net increase (decrease) in net assets from operations	5,426,610	111,348,121

Distributions to shareholders:
Investor Class	(2,017,354)	(873,744)
Select Class	(15,545,446)	(5,861,440)
Total distributions to shareholders	(17,562,800)	(6,735,184)

Capital share transactions
Proceeds from sale of shares
Investor Class	1,612,164	3,012,303
Select Class	14,577,771	25,421,113
	16,189,935	28,433,416
Value of distributions reinvested
Investor Class	1,968,082	855,595
Select Class	15,389,047	5,783,462
	17,357,129	6,639,057
Cost of shares redeemed
Investor Class	(4,344,553)	(12,505,585)
Select Class	(40,702,611)	(64,723,253)
	(45,047,164)	(77,228,838)
Tax-free interclass conversion
Investor Class	(3,978,923)	(4,359,529)
Select Class	3,978,923	4,359,529
	—	—
Total capital share transactions	(11,500,100)	(42,156,365)
Total increase (decrease) in net assets	(23,636,290)	62,456,572

NET ASSETS
Beginning of year	$334,515,119	$272,058,547
End of year	$310,878,829	$334,515,119

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription
Investor Class	65,720	140,754
Select Class	594,937	1,188,982

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

$3,010,616	$4,097,254	$2,118,565	$2,734,667
6,013,333	(3,041,425)	11,773,197	5,386,118
(18,014,723)	74,709,568	12,967,949	39,325,976
(8,990,774)	75,765,397	26,859,711	47,446,761

(597,981)	(428,638)	(1,660,952)	(851,947)
(5,768,774)	(3,427,507)	(13,171,496)	(5,539,852)
(6,366,755)	(3,856,145)	(14,832,448)	(6,391,799)

2,287,543	2,790,881	934,234	2,220,122
18,359,926	25,028,628	7,742,194	21,037,512
20,647,469	27,819,509	8,676,428	23,257,634

588,176	422,384	1,632,976	838,814
5,711,449	3,382,640	13,043,699	5,463,111
6,299,625	3,805,024	14,676,675	6,301,925

(1,975,402)	(7,020,768)	(4,437,198)	(6,652,487)
(21,644,086)	(40,207,149)	(36,962,344)	(30,588,293)
(23,619,488)	(47,227,917)	(41,399,542)	(37,240,780)

(2,037,868)	(2,758,955)	(2,115,307)	(2,235,345)
2,037,868	2,758,955	2,115,307	2,235,345
—	—	—	—
3,327,606	(15,603,384)	(18,046,439)	(7,681,221)
(12,029,923)	56,305,868	(6,019,176)	33,373,741

$227,024,438	$170,718,570	$192,523,632	$159,149,891
$214,994,515	$227,024,438	$186,504,456	$192,523,632

213,076	295,977	63,218	185,442
1,709,632	2,654,066	527,736	1,772,822

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Shares issued for distributions reinvested
Investor Class	86,891	40,282
Select Class	684,262	273,838
Shares redeemed
Investor Class	(176,594)	(602,870)
Select Class	(1,664,455)	(3,068,620)
Tax-free interclass conversion
Investor Class	(160,975)	(180,888)
Select Class	161,642	181,760
Net decrease in fund shares	(408,572)	(2,026,762)

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021

57,834	45,516	114,194	74,231
562,704	364,901	917,278	485,610

(183,125)	(758,302)	(309,355)	(567,332)
(2,003,007)	(4,288,934)	(2,583,986)	(2,585,148)

(193,875)	(261,677)	(144,679)	(170,860)
193,996	261,749	145,090	171,486
357,235	(1,686,704)	(1,270,504)	(633,749)

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$329,631	$341,933
Net realized gain on investments	1,955,632	30,375
Net increase (decrease) in unrealized appreciation (depreciation)	(1,425,121)	7,682,280
Net increase (decrease) in net assets from operations	860,142	8,054,588
Distributions to shareholders	(1,168,884)	(1,248,295)

Capital share transactions
Proceeds from sale of shares	1,521,827	4,380,054
Value of distributions reinvested	1,164,151	1,243,187
Cost of shares redeemed	(2,617,493)	(15,725,106)
Total capital share transactions	68,485	(10,101,865)
Total decrease in net assets	(240,257)	(3,295,572)

NET ASSETS
Beginning of period	$27,168,508	$30,464,080
End of period	$26,928,251	$27,168,508

CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	123,970	408,508
Shares issued for distributions reinvested	96,932	116,077
Shares redeemed	(213,189)	(1,483,293)
Net increase (decrease) in fund shares	7,713	(958,708)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021		2020	2019	2018	2017
Net asset value, beginning of period	$10.12		$10.17		$10.16	$10.11	$10.18	$10.22

Income from investment operations:
Net investment income (loss)	(0.01	)(1)(2)	(0.02	)(1)(2)	0.13 (1)	(0.20)	(0.05)	0.06
Net realized and unrealized gain (loss) on investments	(0.10	)(2)	(0.03	)(2)	0.01	0.46	0.07	(0.05)
Total from investment operations	(0.11)		(0.05)		0.14	0.26	0.02	0.01

Less distributions from:
Net investment income	—		(0.00	)(3)	(0.13)	(0.21)	(0.09)	(0.05)
Net asset value, end of period	$10.01		$10.12		$10.17	$10.16	$10.11	$10.18

Total return	(0.99	)%(4)	(0.48)%		1.42%	2.58%	0.17%	0.10%
Net assets, end of period (000s)	$60,978		$68,818		$80,440	$113,430	$147,431	$606,640
Ratio of net expenses to average net assets	0.64	%(5)	0.64%		0.63%	0.64%	0.64%	0.65%
Ratio of gross expenses to average net assets	0.64	%(5)	0.64%		0.63%	0.64%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	(0.17	)%(5)	(0.15)%		1.28%	1.92%	0.94%	0.56%
Portfolio turnover rate	117%		113%		49%	88%	107%	115%

(1)	Calculated based on average shares outstanding during the period.
(2)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$10.13		$10.16	$10.15	$10.10	$10.18

Income from investment operations:
Net investment income (loss)	0.00	(2) (3)	0.01 (2)	0.15 (2)	(0.25)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.10)		(0.03)	0.01	0.53	0.13
Total from investment operations	(0.10)		(0.02)	0.16	0.28	0.03

Less distributions from:
Net investment income	—		(0.01)	(0.15)	(0.23)	(0.11)
Net asset value, end of period	$10.03		$10.13	$10.16	$10.15	$10.10

Total return	(0.99	)%(4)	(0.18)%	1.60%	2.83%	0.33	%(4)
Net assets, end of period (000s)	$450,842		$481,404	$458,952	$516,466	$472,402
Ratio of net expenses to average net assets	0.41	%(5)	0.42%	0.42%	0.41%	0.43	%(5)
Ratio of gross expenses to average net assets	0.41	%(5)	0.42%	0.42%	0.41%	0.43	%(5)(6)
Ratio of net investment income to average net assets	0.06	%(5)	0.06%	1.47%	2.17%	1.55	%(5)
Portfolio turnover rate	117%		113%	49%	88%	107%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Amount rounds to less than $0.005 per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.
(6)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021		2020		2019	2018		2017
Net asset value, beginning of period	$9.44		$9.42		$9.63		$9.59	$9.63		$9.79

Income from investment operations:
Net investment income (loss)	0.01	(1)	(0.03	)(1)	0.00	(2)(1)	(0.09)	0.20		0.09
Net realized and unrealized gain (loss) on investments	(0.16)		0.05		0.14		0.46	(0.20)		(0.13)
Total from investment operations	(0.15)		0.02		0.14		0.37	—		(0.04)

Less distributions from:
Net investment income	—		—		(0.35)		(0.33)	(0.04)		(0.10)
Capital gains	—		—		—		—	(0.00	)(3)	(0.02)
Total distributions	—		—		(0.35)		(0.33)	(0.04)		(0.12)

Net asset value, end of period	$9.29		$9.44		$9.42		$9.63	$9.59		$9.63

Total return	(1.59	)%(4)	0.21%		1.46%		3.90%	0.04%		(0.33)%
Net assets, end of period (000s)	$92,112		$88,378		$100,567		$133,954	$170,558		$721,120
Ratio of net expenses to average net assets	0.72	%(5)	0.73%		0.73%		0.73%	0.73%		0.73%
Ratio of gross expenses to average net assets	0.72	%(5)	0.73%		0.73%		0.73%	0.73%		0.73%
Ratio of net investment income (loss) to average net assets	0.18	%(5)	(0.30)%		0.01%		0.53%	1.02%		1.06%
Portfolio turnover rate	41%		111%		58%		75%	46%		41%

(1)	Calculated based on average shares outstanding during the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Amount rounds to less than $(0.005) per share.
(4)	Periods less than one year are not annualized.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021		2020	2019	2018(1)
Net asset value, beginning of period	$9.42		$9.38		$9.59	$9.59	$9.62

Income from investment operations:
Net investment income (loss)	0.02	(2)	(0.01	)(2)	0.02 (2)	(0.29)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)		0.05		0.14	0.68	0.04
Total from investment operations	(0.14)		0.04		0.16	0.39	0.02

Less distributions from:
Net investment income	—		—		(0.37)	(0.39)	(0.05)

Net asset value, end of period	$9.28		$9.42		$9.38	$9.59	$9.59

Total return	(1.49	%)(3)	0.43%		1.66%	4.12%	0.25	%(3)
Net assets, end of period (000s)	$725,635		$648,261		$593,280	$617,360	$568,896
Ratio of net expenses to average net assets	0.50	%(4)	0.52%		0.51%	0.51%	0.52	%(4)
Ratio of gross expenses to average net assets	0.50	%(4)	0.52%		0.51%	0.51%	0.54	%(4)(5)
Ratio of net investment income (loss) to average net assets	0.39	%(4)	(0.08)%		0.21%	0.73%	1.12	%(4)
Portfolio turnover rate	41%		111%		58%	75%	46%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018		2017
Net asset value, beginning of period	$30.22		$23.37	$24.79	$24.18	$21.71		$19.56

Income from investment operations:
Net investment income (loss)	0.07	(1)	0.14 (1)	0.23 (1)	0.01	(0.02)		0.22
Net realized and unrealized gain on investments	3.03		8.87	1.43	1.95	3.45		3.16
Total from investment operations	3.10		9.01	1.66	1.96	3.43		3.38

Less distributions from:
Net investment income	(0.11)		(0.22)	(0.26)	(0.17)	(0.22)		(0.26)
Capital gains	(2.27)		(1.94)	(2.82)	(1.18)	(0.74)		(0.97)
Total distributions	(2.38)		(2.16)	(3.08)	(1.35)	(0.96)		(1.23)

Net asset value, end of period	$30.94		$30.22	$23.37	$24.79	$24.18		$21.71

Total return	10.48	%(2)	39.94%	6.31%	9.30%	15.91%		17.81%
Net assets, end of period (000s)	$107,037		$106,102	$112,429	$165,849	$205,989		$731,679
Ratio of net expenses to average net assets	0.86	%(3)	0.87%	0.88%	0.88%	0.90%		0.93%
Ratio of gross expenses to average net assets	0.86	%(3)	0.87%	0.88%	0.88%	0.90	%(4)	0.93%
Ratio of net investment income to average net assets	0.41	%(3)	0.53%	0.98%	1.02%	0.90%		1.06%
Portfolio turnover rate	5%		1%	3%	4%	6%		8%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core Market Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$30.08		$23.28	$24.71	$24.20	$21.74

Income from investment operations:
Net investment income (loss)	0.10	(2)	0.20 (2)	0.28 (2)	(0.28)	(0.20)
Net realized and unrealized gain (loss) on investments	3.02		8.82	1.43	2.26	3.65
Total from investment operations	3.12		9.02	1.71	1.98	3.45

Less distributions from:
Net investment income	(0.19)		(0.28)	(0.32)	(0.29)	(0.25)
Capital gains	(2.27)		(1.94)	(2.82)	(1.18)	(0.74)
Total distributions	(2.46)		(2.22)	(3.14)	(1.47)	(0.99)

Net asset value, end of period	$30.74		$30.08	$23.28	$24.71	$24.20

Total return	10.58	%(3)	40.20%	6.56%	9.51%	15.99	%(3)
Net assets, end of period (000s)	$652,973		$570,557	$487,916	$589,454	$588,965
Ratio of net expenses to average net assets	0.65	%(4)	0.66%	0.67%	0.66%	0.67	%(4)
Ratio of gross expenses to average net assets	0.65	%(4)	0.66%	0.67%	0.66%	0.68	%(4)(5)
Ratio of net investment income to average net assets	0.63	%(4)	0.74%	1.19%	1.24%	1.12	%(4)
Portfolio turnover rate	5%		1%	3%	4%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018		2017
Net asset value, beginning of period	$20.71		$14.10	$17.13	$18.39	$18.51		$16.11

Income from investment operations:
Net investment income (loss)	0.12	(2)	0.21 (2)	0.28 (2)	(0.03)	(0.00	)(1)	0.22
Net realized and unrealized gain (loss) on investments	1.01		6.66	(2.39)	0.24	1.83		3.07
Total from investment operations	1.13		6.87	(2.11)	0.21	1.83		3.29

Less distributions from:
Net investment income	(0.22)		(0.26)	(0.26)	(0.19)	(0.24)		(0.25)
Capital gains	(0.67)		—	(0.66)	(1.28)	(1.71)		(0.64)
Total distributions	(0.89)		(0.26)	(0.92)	(1.47)	(1.95)		(0.89)

Net asset value, end of period	$20.95		$20.71	$14.10	$17.13	$18.39		$18.51

Total return	5.57	%(3)	49.17%	(13.42)%	2.43%	9.59%		20.67%
Net assets, end of period (000s)	$75,320		$80,613	$74,571	$117,485	$152,688		$572,841
Ratio of net expenses to average net assets	0.95	%(4)	0.95%	0.95%	0.96%	0.97%		1.00%
Ratio of gross expenses to average net assets	0.95	%(4)	0.95%	0.95%	0.96%	0.97%		1.00%
Ratio of net investment income to average net assets	1.13	%(4)	1.24%	1.71%	1.53%	1.41%		1.29%
Portfolio turnover rate	6%		5%	10%	11%	19%		16%

(1)	Amount rounds to less than $(0.005) per share.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$20.63		$14.04	$17.07	$18.41	$18.62

Income from investment operations:
Net investment income (loss)	0.14	(2)	0.25 (2)	0.31 (2)	(0.28)	(0.23)
Net realized and unrealized gain (loss) on investments	1.01		6.64	(2.38)	0.51	1.99
Total from investment operations	1.15		6.89	(2.07)	0.23	1.76

Less distributions from:
Net investment income	(0.28)		(0.30)	(0.30)	(0.29)	(0.26)
Capital gains	(0.67)		—	(0.66)	(1.28)	(1.71)
Total distributions	(0.95)		(0.30)	(0.96)	(1.57)	(1.97)

Net asset value, end of period	$20.83		$20.63	$14.04	$17.07	$18.41

Total return	5.66	%(3)	49.58%	(13.26)%	2.63%	9.20	%(3)
Net assets, end of period (000s)	$547,582		$526,588	$401,751	$475,491	$448,694
Ratio of net expenses to average net assets	0.73	%(4)	0.73%	0.74%	0.74%	0.75	%(4)
Ratio of gross expenses to average net assets	0.73	%(4)	0.73%	0.74%	0.74%	0.76	%(4)(5)
Ratio of net investment income to average net assets	1.34	%(4)	1.44%	1.93%	1.76%	1.46	%(4)
Portfolio turnover rate	6%		5%	10%	11%	19%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018		2017
Net asset value, beginning of period	$33.74		$21.77	$25.46	$27.37	$25.76		$22.40

Income from investment operations:
Net investment income (loss)	0.08	(1)	0.06 (1)	0.09 (1)	0.07	(0.06)		0.05
Net realized and unrealized gain (loss) on investments	1.52		12.60	(2.62)	(1.27)	3.75		4.62
Total from investment operations	1.60		12.66	(2.53)	(1.20)	3.69		4.67

Less distributions from:
Net investment income	(0.07)		(0.06)	(0.07)	—	(0.05)		(0.08)
Capital gains	(7.06)		(0.63)	(1.09)	(0.71)	(2.03)		(1.23)
Total distributions	(7.13)		(0.69)	(1.16)	(0.71)	(2.08)		(1.31)

Net asset value, end of period	$28.21		$33.74	$21.77	$25.46	$27.37		$25.76

Total return	5.42	%(2)	58.84%	(10.66)%	(3.94)%	14.64%		20.90%
Net assets, end of period (000s)	$47,610		$59,623	$55,701	$81,679	$113,007		$402,770
Ratio of net expenses to average net assets	1.10	%(3)	1.14%	1.14%	1.15%	1.17%		1.20%
Ratio of gross expenses to average net assets	1.10	%(3)	1.14%	1.14%	1.15%	1.21	%(4)	1.27	%(4)
Ratio of net investment income to average net assets	0.44	%(3)	0.20%	0.38%	0.31%	0.26%		0.26%
Portfolio turnover rate	3%		7%	14%	12%	16%		12%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$33.69		$21.74	$25.43	$27.41	$25.96

Income from investment operations:
Net investment income (loss)	0.11	(2)	0.12 (2)	0.14 (2)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	1.51		12.58	(2.61)	(1.08)	3.62
Total from investment operations	1.62		12.70	(2.47)	(1.16)	3.56

Less distributions from:
Net investment income	(0.16)		(0.12)	(0.13)	(0.11)	(0.08)
Capital gains	(7.06)		(0.63)	(1.09)	(0.71)	(2.03)
Total distributions	(7.22)		(0.75)	(1.22)	(0.82)	(2.11)

Net asset value, end of period	$28.09		$33.69	$21.74	$25.43	$27.41

Total return	5.51	%(3)	59.18%	(10.45)%	(3.73)%	14.05	%(3)
Net assets, end of period (000s)	$329,687		$372,180	$301,691	$329,561	$331,999
Ratio of net expenses to average net assets	0.87	%(4)	0.92%	0.92%	0.92%	0.93	%(4)
Ratio of gross expenses to average net assets	0.87	%(4)	0.92%	0.92%	0.92%	0.95	%(4)(5)
Ratio of net investment income to average net assets	0.66	%(4)	0.42%	0.61%	0.56%	0.48	%(4)
Portfolio turnover rate	3%		7%	14%	12%	16%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.25		$8.71	$10.96	$11.87	$11.20	$9.16

Income from investment operations:
Net investment income	0.16	(1)	0.28 (1)	0.19 (1)	0.13	0.15	0.27
Net realized and unrealized gain (loss) on investments	0.04		3.48	(2.03)	(0.85)	0.83	2.07
Total from investment operations	0.20		3.76	(1.84)	(0.72)	0.98	2.34

Less distributions from:
Net investment income	(0.37)		(0.22)	(0.41)	(0.19)	(0.31)	(0.30)

Net asset value, end of period	$12.08		$12.25	$8.71	$10.96	$11.87	$11.20

Total return	1.70	%(2)	43.64%	(17.62)%	(5.88)%	8.61%	25.81%
Net assets, end of period (000s)	$70,818		$80,507	$80,664	$124,822	$174,610	$714,939
Ratio of net expenses to average net assets	1.11	%(4)	1.11%	1.11%	1.12%	1.12%	1.13	%(3)
Ratio of gross expenses to average net assets	1.11	%(4)	1.11%	1.11%	1.12%	1.12%	1.13	%(3)
Ratio of net investment income to average net assets	2.55	%(4)	2.64%	1.92%	2.67%	1.86%	2.51%
Portfolio turnover rate	7%		9%	13%	19%	21%	17%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 1.15% and 1.15%, respectively.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$12.21		$8.68	$10.93	$11.89	$11.28

Income from investment operations:
Net investment income (loss)	0.17	(2)	0.30 (2)	0.22 (2)	(0.19)	(0.21)
Net realized and unrealized gain (loss) on investments	0.03		3.47	(2.04)	(0.51)	1.14
Total from investment operations	0.20		3.77	(1.82)	(0.70)	0.93

Less distributions from:
Net investment income	(0.40)		(0.24)	(0.43)	(0.26)	(0.32)

Net asset value, end of period	$12.01		$12.21	$8.68	$10.93	$11.89

Total return	1.73	%(3)	44.00%	(17.46)%	(5.66)%	8.16	%(3)
Net assets, end of period (000s)	$553,861		$569,943	$464,812	$567,858	$560,676
Ratio of net expenses to average net assets	0.89	%(4)	0.89%	0.90%	0.90%	0.90	%(4)
Ratio of gross expenses to average net assets	0.89	%(4)	0.89%	0.90%	0.90%	0.92	%(5)(4)
Ratio of net investment income to average net assets	2.82	%(4)	2.86%	2.20%	3.08%	4.25	%(4)
Portfolio turnover rate	7%		9%	13%	19%	21%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021		2020	2019		2018	2017
Net asset value, beginning of period	$24.44		$17.32		$19.75	$22.94		$22.09	$18.72

Income from investment operations:
Net investment income (loss)	0.40	(1)	0.24	(1)	0.31 (1)	(0.21)		(0.60)	0.18
Net realized and unrealized gain (loss) on investments	(0.06)		7.31		(1.57)	(1.80)		2.46	3.97
Total from investment operations	0.34		7.55		(1.26)	(2.01)		1.86	4.15

Less distributions from:
Net investment income	(0.57)		(0.24)		(0.35)	(0.29)		(0.43)	(0.36)
Capital gains	(0.76)		(0.19)		(0.82)	(0.89)		(0.58)	(0.42)
Total distributions	(1.33)		(0.43)		(1.17)	(1.18)		(1.01)	(0.78)

Net asset value, end of period	$23.45		$24.44		$17.32	$19.75		$22.94	$22.09

Total return	1.60	%(2)	43.94%		(7.26)%	(8.05)%		8.35%	22.87%
Net assets, end of period (000s)	$37,325		$43,416		$41,203	$62,905		$90,584	$355,959
Ratio of net expenses to average net assets†	0.74	%(4)	0.75%		0.75%	0.75%		0.86%	0.96	%(3)
Ratio of gross expenses to average net assets†	0.74	%(4)	0.75	%(5)	0.75%	0.76	%(5)	0.86%	0.96	%(3)
Ratio of net investment income to average net assets†(6)	3.23	%(4)	1.11%		1.63%	1.58%		1.27%	0.64%
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(7)	0.49%		0.49%		0.53%	0.54%		0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(8)	0.46%		0.53%		0.54%	0.53%		0.53%	0.53%
Portfolio turnover rate(9)	6%		2%		6%	6%		6%	0%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Reflects the fund’s receipt of a one time reimbursement of custody expenses paid in prior years. Had such reimbursement not been included in this period, the annualized net and gross expense ratios would have been 0.97% and 0.97%, respectively.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2021, 2020, 2019, 2018 and 2017 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and 2017 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$24.32		$17.24	$19.67	$22.96	$22.01

Income from investment operations:
Net investment income (loss)	0.45	(2)	0.29 (2)	0.34 (2)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	(0.08)		7.27	(1.55)	(1.58)	2.40
Total from investment operations	0.37		7.56	(1.21)	(1.98)	1.99

Less distributions from:
Net investment income	(0.64)		(0.29)	(0.41)	(0.42)	(0.46)
Capital gains	(0.76)		(0.19)	(0.81)	(0.89)	(0.58)
Total distributions	(1.40)		(0.48)	(1.22)	(1.31)	(1.04)

Net asset value, end of period	$23.29		$24.32	$17.24	$19.67	$22.96

Total return	1.73	%(3)	44.25%	(7.06)%	(7.81)%	8.98	%(3)
Net assets, end of period (000s)	$273,554		$291,100	$230,856	$261,693	$264,464
Ratio of net expenses to average net assets†	0.51	%(4)	0.52%	0.53%	0.52%	0.54	%(4)
Ratio of gross expenses to average net assets†	0.51	%(4)	0.52%	0.53%	0.52%	0.57	%(4)(5)
Ratio of net investment income to average net assets†(6)	3.62	%(4)	1.35%	1.85%	1.91%	0.98	%(4)
Ratio of expenses to average net assets for the DFA Portfolio (unaudited)†(7)	0.49%		0.49%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets for the DFA Portfolio†(8)	0.46%		0.53%	0.54%	0.53%	0.53%
Portfolio turnover rate(9)	6%		2%	6%	6%	6%

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	The DFA Portfolio expense ratios are as of April 30, 2021, 2020, 2019 and 2018 respectively and are unaudited.
(8)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2021, 2020, 2019, 2018 and 2017 respectively.
(9)	The SA International Small Company Fund invests substantially all of its assets in the DFA Portfolio. Please refer to the financial statements of the DFA Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.15		$7.75	$9.85	$9.93	$9.56	$7.78

Income from investment operations:
Net investment income (loss)	0.14	(1)	0.17 (1)	0.18 (1)	(0.12)	(0.11)	0.09
Net realized and unrealized gain (loss) on investments	(0.60)		3.40	(2.07)	0.20	0.62	1.79
Total from investment operations	(0.46)		3.57	(1.89)	0.08	0.51	1.88

Less distributions from:
Net investment income	(0.30)		(0.17)	(0.21)	(0.16)	(0.14)	(0.10)

Net asset value, end of period	$10.39		$11.15	$7.75	$9.85	$9.93	$9.56

Total return	(4.09	)%(2)	46.51%	(19.60)%	0.97%	5.23%	24.42%
Net assets, end of period (000s)	$21,464		$24,222	$22,078	$37,001	$49,384	$204,553
Ratio of net expenses to average net assets	1.24	%(3)	1.32%	1.35%	1.35%	1.38%	1.40%
Ratio of gross expenses to average net assets(4)	1.54	%(3)	1.61%	1.61%	1.62%	1.61%	1.66%
Ratio of net investment income to average net assets	2.65	%(3)	1.83%	2.06%	1.78%	1.26%	0.93%
Portfolio turnover rate	10%		22%	22%	12%	18%	21%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$11.15		$7.74	$9.84	$9.94	$9.61

Income from investment operations:
Net investment income (loss)	0.15	(2)	0.20 (2)	0.19 (2)	(0.20)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.61)		3.40	(2.06)	0.30	0.59
Total from investment operations	(0.46)		3.60	(1.87)	0.10	0.48

Less distributions from:
Net investment income	(0.32)		(0.19)	(0.23)	(0.20)	(0.15)

Net asset value, end of period	$10.37		$11.15	$7.74	$9.84	$9.94

Total return	(3.97	)%(3)	46.98%	(19.45)%	1.10%	4.87	%(3)
Net assets, end of period (000s)	$193,530		$202,802	$148,641	$179,808	$164,047
Ratio of net expenses to average net assets	1.04	%(4)	1.12%	1.14%	1.15%	1.16	%(4)
Ratio of gross expenses to average net assets(5)	1.29	%(4)	1.36%	1.37%	1.37%	1.41	%(4)
Ratio of net investment income to average net assets	2.78	%(4)	2.07%	2.23%	1.88%	1.74	%(4)
Portfolio turnover rate	10%		22%	22%	12%	18%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Investor Class			2021	2020	2019	2018	2017
Net asset value, beginning of period	$13.95		$11.02	$12.43	$11.40	$11.38	$12.17

Income from investment operations:
Net investment income (loss)	0.16	(1)	0.17 (1)	0.22 (1)	(0.34)	0.14	0.21
Net realized and unrealized gain (loss) on investments	2.03		3.20	(1.08)	1.79	0.21	(0.59)
Total from investment operations	2.19		3.37	(0.86)	1.45	0.35	(0.38)

Less distributions from:
Net investment income	(0.12)		(0.29)	(0.15)	(0.35)	(0.14)	(0.35)
Capital gains	(1.12)		(0.15)	(0.40)	(0.07)	(0.19)	(0.06)
Total distributions	(1.24)		(0.44)	(0.55)	(0.42)	(0.33)	(0.41)

Net asset value, end of period	$14.90		$13.95	$11.02	$12.43	$11.40	$11.38

Total return	16.09	%(2)	31.57%	(7.47)%	13.32%	3.14%	(2.98)%
Net assets, end of period (000s)	$21,332		$23,828	$24,097	$36,944	$44,916	$172,150
Ratio of net expenses to average net assets	0.95	%(3)	0.95%	0.95%	0.95%	0.98%	1.00%
Ratio of gross expenses to average net assets(4)	1.02	%(3)	1.05%	1.02%	1.04%	1.04%	1.05%
Ratio of net investment income to average net assets	2.14	%(3)	1.44%	1.82%	2.28%	2.27%	1.53%
Portfolio turnover rate	1%		4%	3%	6%	6%	7%

(1)	Calculated based on average shares outstanding during the period.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
Select Class			2021	2020	2019	2018(1)
Net asset value, beginning of period	$13.90		$10.98	$12.40	$11.41	$11.53

Income from investment operations:
Net investment income (loss)	0.18	(2)	0.20 (2)	0.25 (2)	(0.53)	(0.09)
Net realized and unrealized gain (loss) on investments	2.02		3.19	(1.09)	2.00	0.32
Total from investment operations	2.20		3.39	(0.84)	1.47	0.23

Less distributions from:
Net investment income	(0.16)		(0.32)	(0.18)	(0.41)	(0.16)
Capital gains	(1.12)		(0.15)	(0.40)	(0.07)	(0.19)
Total distributions	(1.28)		(0.47)	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$14.82		$13.90	$10.98	$12.40	$11.41

Total return	16.19	%(3)	31.91%	(7.35)%	13.54%	2.03	%(3)
Net assets, end of period (000s)	$165,173		$168,696	$135,052	$152,655	$140,647
Ratio of net expenses to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.76	%(4)
Ratio of gross expenses to average net assets(5)	0.77	%(4)	0.80%	0.79%	0.78%	0.85	%(4)
Ratio of net investment income to average net assets	2.40	%(4)	1.66%	2.09%	2.42%	3.10	%(4)
Portfolio turnover rate	1%		4%	3%	6%	6%

(1)	For the period from July 3, 2017 (commencement of class operations) to June 30, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Periods less than one year are not annualized.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Worldwide Moderate Growth Fund
	Six Months Ended December 31, 2021 (Unaudited)		Year Ended June 30,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.16		$9.54	$10.83	$11.29	$10.73	$9.51

Income from investment operations:
Net investment income (loss)	0.15	(1)	0.14 (1)	0.24 (1)	(0.18)	(0.15)	0.14
Net realized and unrealized gain (loss) on investments	0.24		3.01	(0.97)	0.39	1.03	1.27
Total from investment operations	0.39		3.15	(0.73)	0.21	0.88	1.41

Less distributions from:
Net investment income	(0.16)		(0.20)	(0.25)	(0.21)	(0.15)	(0.14)
Capital gains	(0.38)		(0.33)	(0.31)	(0.46)	(0.17)	(0.05)
Total distributions	(0.54)		(0.53)	(0.56)	(0.67)	(0.32)	(0.19)

Net asset value, end of period	$12.01		$12.16	$9.54	$10.83	$11.29	$10.73

Total return	3.23	%(2)	33.71%	(7.33)%	2.53%	8.11%	15.04%
Net assets, end of period (000s)	$26,928		$27,169	$30,464	$38,210	$35,745	$27,422
Ratio of net expenses to average net assets(3)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of gross expenses to average net assets(3)(5)	0.65	%(4)	0.69%	0.54%	0.51%	0.60%	0.61%
Ratio of net investment income to average net assets(3)(6)	2.43	%(4)	1.24%	2.36%	2.07%	1.09%	1.32%
Portfolio turnover rate	20%		11%	23%	14%	20%	11%

(1)	Calculated based on average shares outstanding during the year.
(2)	Periods less than one year are not annualized.
(3)	These ratios exclude the impact of the underlying affiliated funds as represented in the Portfolio of Investments.
(4)	Annualized for periods less than one year.
(5)	Gross expenses before waivers of expenses.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited)

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following ten Funds, each of which (with the exception of the SA Worldwide Moderate Growth Fund) is a diversified mutual fund as defined in the 1940 Act. Each Fund represents a distinct portfolio with its own investment objective. Refer to the Prospectus for each Fund’s investment objective:

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Core Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

SA Worldwide Moderate Growth Fund

The SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, and SA International Small Company Fund commenced investment operations on August 5, 1999, the SA Global Fixed Income Fund commenced operations on July 29, 1999, the SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund commenced operations on April 2, 2007, and the SA Worldwide Moderate Growth Fund, commenced operations on July 1, 2015.

Each SA Fund, with the exception of the SA Worldwide Moderate Growth Fund, offers Investor Class shares and Select Class shares. The SA Worldwide Moderate Growth Fund offers only a single share class.

Select Class shares are available to investors that invest through the Strategist Program of Buckingham Strategic Partners, LLC (the “Adviser” or “Buckingham”) and certain registered investment companies at the discretion of the Adviser. In addition, Select Class shares are available to certain Turn-Key Asset Management Program participants who invest through a unified managed account program sponsored by the Adviser and who invest at least $500,000 in a model portfolio that includes one or more of the Funds; or investors who are clients of investment advisors whose clients invest in aggregate at least $20 million in the Funds and other accounts managed by the Adviser. The Adviser may automatically convert Investor Class shares to Select Class shares when investment level thresholds are achieved. The minimum initial purchase amount of Select Class shares is generally $100,000 in aggregate across all of the SA Funds with no minimum for subsequent investments. In the Adviser’s discretion, the minimum initial purchase amount may be applied across all assets of the investor under administration with the investment advisor or may be reduced.

The SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., a separate registered investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

open-end management investment company. As of December 31, 2021, the SA International Small Company Fund held approximately 2.35% of the DFA Portfolio. The SA International Small Company Fund adheres closely to the accounting for a fund-of-funds investments under the AICPA Audit and Accounting Guide for Investment Companies. The performance of the SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of the SA International Small Company Fund.

The SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the Underlying SA Funds managed by the Adviser comprising various asset categories and strategies. The Adviser has established an asset allocation target for the SA Worldwide Moderate Growth Fund. This target is the approximate percentage of the SA Worldwide Moderate Growth Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the SA Worldwide Moderate Growth Fund invests approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds. The performance of the SA Worldwide Moderate Growth Fund is directly affected by the performance of the Underlying SA Funds. The financial statements of the Underlying SA Funds are included elsewhere in the report and should be read in conjunction with the financial statements of the SA Worldwide Moderate Growth Fund.

Use of Estimates — The Funds are investment companies that follow the investment company accounting and reporting guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

The tables below provide a summary of the inputs as of December 31, 2021, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2021
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$59,360,842		$—	$59,360,842
Corporate Bonds and Notes	—	52,010,912		—	52,010,912
US Government and Agency Obligations	—	396,224,315		—	396,224,315
Short-Term Investments	2,674,584	—		—	2,674,584
Total Investments	$2,674,584	$507,596,069		$—	$510,270,653
SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$808,617,342		$—	$808,617,342
Short-Term Investments	19,979,923	—		—	19,979,923
Other Financial Instruments Forward Foreign Currency Exchange Contracts	—	3,984,737		—	3,984,737
Total Investments	$19,979,923	$812,602,079		$—	$832,582,002
Liabilities
Other Financial Instruments Forward Foreign Currency Exchange Contracts	$—	$(260,125)		$—	$(260,125)
SA U.S. Core Market Fund
Assets
Common Stocks	$726,195,726	$—		$—	$726,195,726
Preferred Stocks	11,148	—		—	11,148
Mutual Funds	31,037,879	—		—	31,037,879
Short-Term Investments	3,011,333	—		—	3,011,333
Total Investments	$760,256,086	$—	$		$760,256,086
SA U.S. Value Fund
Assets
Common Stocks	$621,145,958	$—		$—	$621,145,958
Short-Term Investments	2,478,999	—		—	2,478,999
Total Investments	$623,624,957	$—		$—	$623,624,957
SA U.S. Small Company Fund

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total Fair Value as of December 31, 2021
Assets
Common Stocks	$376,001,799	$—		$75,883	†	$376,077,682
Preferred Stocks	208,818	—		—		208,818
Rights and Warrants	—	—		490	†	490
Short-Term Investments	2,638,427	—		—		2,638,427
Total Investments	$378,849,044	$—		$76,373		$378,925,417
SA International Value Fund
Assets
Common Stocks	$608,160,704	$942,002		$0	†	$609,102,706
Preferred Stocks	9,204,166	—		—		9,204,166
Short-Term Investments	18,153,342	—		—		18,153,342
Total Investments	$635,518,212	$942,002		$0		$636,460,214
SA International Small Company Fund
Assets
Mutual Funds	$310,900,632	$—		$—		$310,900,632
Total Investments	$310,900,632	$—		$—		$310,900,632
SA Emerging Markets Value Fund
Assets
Common Stocks	$211,357,396	$337,365		$153,625	†	$211,848,386
Preferred Stocks	2,352,148	—		—		2,352,148
Rights and Warrants	640	1,133	†	0	†	1,773
Short-Term Investments	4,402,784	—		—		4,402,784
Total Investments	$218,112,968	$338,498		$153,625		$218,605,091
SA Real Estate Securities Fund
Assets
Common Stocks	$185,547,897	$—		$0	†	$185,547,897
Preferred Stocks	8,515	—		—		8,515
Short-Term Investments	701,940	—		—		701,940
Total Investments	$186,258,352	$—		$0		$186,258,352
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$26,909,418	$—		$—		$26,909,418
Total Investments	$26,909,418	$—		$—		$26,909,418

†	Contains securities with a market value of zero.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of December 31, 2021, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$13,198,342	$13,460,438	$—	$13,460,438
SA U.S. Core Market Fund	1,840,670	220,415	1,698,302	1,918,717
SA U.S. Value Fund	1,414,054	352,150	1,152,322	1,504,472
SA U.S. Small Company Fund	7,765,930	1,546,039	6,447,486	7,993,525
SA International Value Fund	43,455,193	15,859,020	29,371,668	45,230,688
SA Emerging Markets Value Fund	6,715,956	3,313,867	3,714,762	7,028,629
SA Real Estate Securities Fund	1,695,355	64,219	1,679,200	1,743,419

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of December 31, 2021
Securities Lending Transaction(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$13,460,438	$—	$—	$—	$13,460,438
Total Borrowings	$13,460,438	$—	$—	$—	$13,460,438
Gross amount of recognized liabilities for securities lending transactions					$13,460,438
SA U.S. Core Market Fund
Government Money Market	$220,415	$—	$—	$—	$220,415
Total Borrowings	$220,415	$—	$—	$—	$220,415
Gross amount of recognized liabilities for securities lending transactions					$220,415
SA U.S. Value Fund
Government Money Market	$352,150	$—	$—	$—	$352,150
Total Borrowings	$352,150	$—	$—	$—	$352,150
Gross amount of recognized liabilities for securities lending transactions					$352,150
SA U.S. Small Company Fund
Government Money Market	$1,546,039	$—	$—	$—	$1,546,039
Total Borrowings	$1,546,039	$—	$—	$—	$1,546,039
Gross amount of recognized liabilities for securities lending transactions					$1,546,039
SA International Value Fund
Government Money Market	$15,859,020	$—	$—	$—	$15,859,020
Total Borrowings	$15,859,020	$—	$—	$—	$15,859,020
Gross amount of recognized liabilities for securities lending transactions					$15,859,020
SA Emerging Markets Value Fund
Government Money Market	$3,313,867	$—	$—	$—	$3,313,867
Total Borrowings	$3,313,867	$—	$—	$—	$3,313,867
Gross amount of recognized liabilities for securities lending transactions					$3,313,867
SA Real Estate Securities Fund
Government Money Market	$64,219	$—	$—	$—	$64,219
Total Borrowings	$64,219	$—	$—	$—	$64,219
Gross amount of recognized liabilities for securities lending transactions					$64,219

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in its Statement of Assets and Liabilities.

The following tables, grouped into appropriate risk categories, disclose the amounts related to the Fund’s use of derivative instruments and hedging activities at December 31, 2021, on a gross basis:

			Gain or (Loss) on Derivatives Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Realized Gain(3)	Change in Depreciation(4)
Foreign currency	$3,984,737	$260,125	$3,230,858	$759,741

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)	Statements of Operations location: Realized gain (loss) on: forward foreign currency exchange contracts.

(4)	Statements of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: forward foreign currency exchange contracts.

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2021:

Counterparty	Gross Amount of Assets Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Received	Net Amount
Bank of America N.A.	$1,434,059	—	—	$1,434,059
State Street Bank and Trust Co.	2,550,678	(110,313)	—	2,440,365

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2021:

Counterparty	Gross Amounts of Liabilities Presented in Statements of Assets & Liabilities	Financial Instruments Available for Offset	Collateral Pledged	Net Amount
HSBC Bank USA	$(149,812)	—	—	$(149,812)
State Street Bank and Trust Co.	(110,313)	110,313	—	—

For the six months ended December 31, 2021, the average monthly principal amount of forward foreign currency exchange contracts was $233,020,834.

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Investment income and realized and unrealized gains(losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Class specific expenses are charged directly to that share class. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets. Expenses are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, or capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2021, if any, are reflected in each Fund’s Statement of Assets and Liabilities. The Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of December 31, 2021, SA Emerging Markets Value Fund recorded a deferred liability for potential future India capital gains taxes of $747,787.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2021, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation. The Funds record interest and penalties, if any, on the Statements of Operations.

The Trust management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2017- 2019), or expected to be taken in the Funds’ 2020 tax returns.

As of June 30, 2021, for U.S. federal income tax purposes, the Funds have realized capital losses which may be carried forward indefinitely to offset future net realized gains as follows:

	Unlimited Short-Term Losses	Unlimited Long-Term Losses
SA U.S. Fixed Income Fund	$2,162,735	$740,098
SA Global Fixed Income Fund	—	1,683,627
SA International Value Fund	2,601,878	46,552,579
SA Emerging Markets Value Fund	—	17,468,508
SA Worldwide Moderate Growth Fund	—	44,383

At December 31, 2021, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$513,649,675	$46,572	$(3,425,594)	$(3,379,022)
SA Global Fixed Income Fund	843,221,983	4,545,831	(15,445,937)	(10,900,106)
SA U.S. Core Market Fund	161,933,450	600,351,973	(2,029,337)	598,322,636
SA U.S. Value Fund	347,299,026	289,961,524	(13,635,593)	276,325,931
SA U.S. Small Company Fund	196,310,101	196,583,458	(13,968,142)	182,615,316
SA International Value Fund	533,440,213	145,181,206	(42,161,205)	103,020,001
SA International Small Company Fund	157,602,623	153,298,009	—	153,298,009
SA Emerging Markets Value Fund	189,584,053	53,709,427	(24,688,389)	29,021,038
SA Real Estate Securities Fund	78,699,969	109,721,868	(2,163,485)	107,558,383
SA Worldwide Moderate Growth Fund	22,906,194	4,140,163	(136,939)	4,003,224

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Distributions to Shareholders — Each Fund, excluding the SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income, if any, annually. The SA Global Fixed Income Fund and the SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

The SA Real Estate Securities Fund characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences may include wash sales, passive foreign investment companies, non-REIT return of capital, foreign currency transactions, premium amortization, and straddle losses that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to a Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund.

For the advisory services provided to the Funds under the Advisory Agreement, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Advisory Fees
SA U.S. Fixed Income Fund	0.15%
SA Global Fixed Income Fund	0.25%
SA U.S. Core Market Fund	0.40%
SA U.S. Value Fund	0.40%
SA U.S. Small Company Fund	0.40%
SA International Value Fund	0.45%
SA International Small Company Fund	0.25%
SA Emerging Markets Value Fund	0.45%
SA Real Estate Securities Fund	0.35%
SA Worldwide Moderate Growth Fund	0.00%*

* The advisory fee for the SA Worldwide Moderate Growth Fund has two components. There is no advisory fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a advisory fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a advisory fee.

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund, except the SA Worldwide Moderate Growth Fund, computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. For the sub-advisory services provided to the Funds under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.03%
SA Global Fixed Income Fund	0.03%
SA U.S. Core Market Fund	0.03%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.20%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.36%
SA Real Estate Securities Fund	0.10%

* The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% and 0.05% of the average daily net assets of each Fund’s Investor Class and Select Class shares, respectively. There is no shareholder servicing fee on assets of the SA Worldwide Moderate Growth Fund that are invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The SA Worldwide Moderate Growth Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investment. The SA Worldwide Moderate Growth Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.

The Adviser has contractually agreed to waive its advisory fees and/or to reimburse expenses to the extent that: (1) each Fund’s Investor Class shares’ operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below; (2) each Fund’s Select Class shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) are 0.20% lower than the Investor Class shares’ total annual operating expense ratio after fee waiver and/or expense reimbursement and will not exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses so that the SA Worldwide Moderate Growth Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses and any other expenses related to Investments in Other Assets) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This agreement will remain in effect until July 1, 2025, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. These agreements may only be amended or terminated during their terms with the approval of the Board. The expense limitations for the Funds are as follows:

	Expense Limitation
	Investor Class	Select Class
SA U.S. Fixed Income Fund	0.65%	0.45%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.70%
SA U.S. Value Fund	1.00%	0.80%
SA U.S. Small Company Fund	1.10%	0.90%
SA International Value Fund	1.15%	0.95%
SA International Small Company Fund	0.75%	0.55%
SA Emerging Markets Value Fund	1.24%	1.04%
SA Real Estate Securities Fund	0.95%	0.75%

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $118,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an annual supplemental compensation of $11,800 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.017% of the first $1.5 billion of net assets and 0.014% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $54,000 annually per Fund. Prior to October 1, 2021, the fee was calculated as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion, and the fee was then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for the SA International Small Company Fund and the SA Worldwide Moderate Growth Fund, which were subject to a minimum fee of $50,000 annually per Fund. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2021 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
SA U.S. Fixed Income Fund	$528,817,396	$80,850,905	$608,343,324	$21,756,939
SA Global Fixed Income Fund	219,938,180	213,106,978	245,799,110	87,412,282
SA U.S. Core Market Fund	—	49,206,141	—	36,152,710
SA U.S. Value Fund	—	38,486,452	—	51,998,130
SA U.S. Small Company Fund	—	13,009,176	—	86,972,352
SA International Value Fund	—	41,438,864	—	68,829,848
SA International Small Company Fund	—	19,365,278	—	31,827,000
SA Emerging Markets Value Fund	—	22,592,732	—	22,181,895
SA Real Estate Securities Fund	—	2,625,885	—	32,918,733
SA Worldwide Moderate Growth Fund	—	5,478,336	—	5,393,177

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

4. Affiliated Ownership

The SA Worldwide Moderate Growth Fund invests in Underlying Securities and other Investment Companies, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Underlying Funds”). A summary of the transactions with each Affiliated Underlying Fund during the six months ended December 31, 2021 follows:

Affiliated Investment Companies	Beginning Value as of June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2021	Shares as of December 31, 2021	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
SA Emerging Markets Value Fund	$2,980,383	$170,773	$(1,222,274)	$244,403	$(373,082)	$1,800,203	173,430	$53,653	$—
SA Global Fixed Income Fund	4,088,783	1,877,929	(305,685)	(6,882)	(74,823)	5,579,322	601,220	—	—
SA International Value Fund	5,114,979	670,411	(292,177)	41,234	(120,150)	5,414,297	450,816	175,035	—
SA Real Estate Securities Fund	1,621,056	86,343	(936,423)	226,174	(166,210)	830,940	56,069	8,335	58,623
SA U.S. Core Market Fund	3,272,995	1,667,043	(542,682)	134,123	(16,798)	4,514,681	146,866	25,807	312,082
SA U.S. Fixed Income Fund	2,722,602	93,705	(400,349)	(1,736)	(22,127)	2,392,095	238,494	—	—
SA U.S. Small Company Fund	2,996,405	420,630	(1,339,465)	379,068	(639,870)	1,816,768	64,677	8,395	362,911
SA U.S. Value Fund	4,371,572	491,502	(354,122)	64,221	(12,061)	4,561,112	218,968	58,406	141,411
Totals	$27,168,775	$5,478,336	$(5,393,177)	$1,080,605	$(1,425,121)	$26,909,418		$329,631	$875,027

5. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

In March 2021, the Financial Conduct Authority, the United Kingdom financial regulatory body, announced dates after which the London Interbank Offered Rates (“LIBOR”) would no longer be representative and subsequently cease publication. Certain LIBOR settings ceased publication at the end of 2021. However, the publication of certain other LIBOR settings will continue through at least mid-2023. There remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2021 (Unaudited) (Continued)

6. Consideration related to COVID-19 Pandemic

Global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of COVID-19. The COVID-19 pandemic has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19, including new variants of the underlying virus, have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

7. Executive Order on Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China

On June 3, 2021, President Biden expanded upon the previously issued executive order that prohibited U.S. persons from transacting in publicly traded securities designated by the U.S. Department of Defense as “Communist Chinese Military Companies” or “CCMCs” or in instruments that are derivative of, or are designed to provide investment exposure to, prohibited CCMC securities. President Biden’s Executive Order retains the structure of the investment-based CCMC sanctions program introduced in late 2020 but expands the prohibitions to address threats from the use of Chinese surveillance technology outside the People’s Republic of China and the development or use of Chinese surveillance technology to facilitate repression or serious human rights abuse (the “Executive Order”).

Under the Executive Order, U.S. persons will be prohibited from engaging in the purchase or sale of publicly traded securities, as well as securities derivative of, or designed to provide investment exposure to, such securities. This prohibition took effect on August 2, 2021 for entities listed in the Appendix to the Executive Order (and 60 days after designation, with respect to subsequently designated entities). In addition, U.S. persons will be required to divest of targeted securities of entities listed in the Appendix to the Executive Order by June 3, 2022 (or 365 days from designation, with respect to subsequently designated entities).

The Executive Order replaces the previous list of CCMCs with a new Non-SDN Chinese Military Industrial Complex Companies List. The U.S. Department of the Treasury, rather than the U.S. Department of Defense, will drive designations going forward.

Companies included on the list of Non-SDN Chinese Military Industrial Complex Companies could prevent the SA Emerging Markets Value Fund from acquiring securities previously deemed suitable investments or result in a forced sale of a security in the portfolio at an inopportune time or price which may result in losses to the Fund. To the extent the Fund invests in securities of Chinese companies listed in the U.S., delisting could impact the Fund’s ability to transact in such securities and could significantly impact their liquidity and market price. Management has begun to undertake actions related to the Executive Order, and will continue to evaluate and determine, what, if any, additional actions are required to comply with the Executive Order.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (844) 366-0905 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Schedules of Portfolio Holdings

The Trust files the complete schedules of portfolio holdings for each Fund monthly on Form N-PORT. The schedules filed for the end of the first and third quarters of each fiscal year are made available to the public on the SEC’s website at www.sec.gov no later than 60 days after the relevant period. The Trust’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-PORT is also available without charge, upon request, by calling 1-844-366-0905.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (844) 366-0905.

Additional Information

This report is prepared for the general information of shareholders and is not an offer of shares of the SA Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

More information about the SA Funds is available without charge, upon request, please mail, visit the Funds’ website or call:

SA Funds – Investment Trust
c/o Buckingham Strategic Partners, LLC
10 Almaden Blvd.
15th Floor

San Jose, California 95113

Toll-free: 1-844-366-0905
Website: http://www.sa-funds.com

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expense
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the period, July 1, 2021 through December 31, 2021. Expenses paid during the period in the table below are equal to the annualized net expense ratio of the Funds’ each class of shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Actual Expenses

The table below shows the actual account values and actual Fund expenses, based on the actual performance of the Funds’ each class of shares during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

	Actual Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$990.10	0.64%	$3.21	$1,000	$990.10	0.41%	$2.06
SA Global Fixed Income Fund	1,000	984.10	0.72	3.60	1,000	985.10	0.50	2.50
SA U.S. Core Market Fund	1,000	1,104.80	0.86	4.56	1,000	1,105.80	0.65	3.45
SA U.S. Value Fund	1,000	1,055.70	0.95	4.92	1,000	1,056.60	0.73	3.78
SA U.S. Small Company Fund	1,000	1,054.20	1.10	5.70	1,000	1,055.10	0.87	4.51
SA International Value Fund	1,000	1,017.00	1.11	5.64	1,000	1,017.30	0.89	4.53
SA International Small
Company Fund	1,000	1,016.00	0.74	3.76	1,000	1,017.30	0.51	2.59
SA Emerging Markets
Value Fund	1,000	959.10	1.24	6.12	1,000	960.30	1.04	5.14
SA Real Estate Securities Fund	1,000	1,160.90	0.95	5.17	1,000	1,161.90	0.75	4.09

	Actual Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA Worldwide Moderate Growth Fund	$1,000	$1,032.30	0.00%	$0.00

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on actual expense ratio of the Funds’ each class of shares and an assumed rate of return of 5% per year before expenses, which is not actual return of the Funds’ each class of shares. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Hypothetical Expenses
	Investor Class				Select Class
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA U.S. Fixed Income Fund	$1,000	$1,021.98	0.64%	$3.26	$1,000	$1,023.14	0.41%	$2.09
SA Global Fixed Income Fund	1,000	1,021.58	0.72	3.67	1,000	1,022.68	0.50	2.55
SA U.S. Core Market Fund	1,000	1,020.87	0.86	4.38	1,000	1,021.93	0.65	3.31
SA U.S. Value Fund	1,000	1,020.42	0.95	4.84	1,000	1,021.53	0.73	3.72
SA U.S. Small Company Fund	1,000	1,019.66	1.10	5.60	1,000	1,020.82	0.87	4.43
SA International Value Fund	1,000	1,019.61	1.11	5.65	1,000	1,020.72	0.89	4.53
SA International Small
Company Fund	1,000	1,021.48	0.74	3.77	1,000	1,022.63	0.51	2.60
SA Emerging Markets
Value Fund	1,000	1,018.95	1.24	6.31	1,000	1,019.96	1.04	5.30
SA Real Estate Securities Fund	1,000	1,020.42	0.95	4.84	1,000	1,021.42	0.75	3.82

	Hypothetical Expenses
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SA Worldwide Moderate Growth Fund	1,000	$1,025.21	0.00%	$0.00

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

EXPENSE TABLE	Six Months Ended October 31, 2021

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$ 1,045.20	0.46%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$ 1,022.89	0.46%	$2.35

[1]	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
[2]	The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FUND OF FUNDS	Affiliated Investment Companies
International Small Company Portfolio	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2021
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (98.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$5,475,462,678
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,906,823,605
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,820,781,897
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,420,054,259
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,356,682,834
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$12,979,805,273

	Shares
TEMPORARY CASH INVESTMENTS — (1.9%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $252,135,533)	252,135,533	252,135,533
TOTAL INVESTMENTS — (100.0%) (Cost $10,339,166,600)		$13,231,940,806

†	See Note B to Financial Statements.

As of December 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,045	03/18/22	$244,594,668	$248,631,625	$4,036,957
Total Futures Contracts			$244,594,668	$248,631,625	$4,036,957

Summary of the Portfolio’s Master Fund’s investments as of December 31, 2021, based on their valuation inputs, is located in this report (See Security Valuation Note).

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,979,805,273	—	—	$12,979,805,273
Temporary Cash Investments	252,135,533	—	—	252,135,533
Futures Contracts**	4,036,957	—	—	4,036,957
TOTAL	$13,235,977,763	—	—	$13,235,977,763

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2021

Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,658,750,566
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,029,775,727
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,849,071,649
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,438,166,259
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,405,629,159
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$13,381,393,360
	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $89,678,174)	89,678,174	89,678,174
TOTAL INVESTMENTS — (100.0%) (Cost $10,315,829,273)		$13,471,071,534

As of October 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	376	12/17/21	$84,282,399	$86,423,600	$ 2,141,201
Total Futures Contracts			$84,282,399	$86,423,600	$ 2,141,201

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$13,381,393,360	—	—	$13,381,393,360
Temporary Cash Investments	89,678,174	—	—	89,678,174
Futures Contracts**	2,141,201	—	—	2,141,201
TOTAL	$13,473,212,735	—	—	$13,473,212,735

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2021
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$12,979,805
Temporary Cash Investments at Value & Cost Cash	252,136
Segregated Cash for Futures Contracts	7,260
Receivables:
Dividends and Interest	4
Fund Shares Sold	9,355
Futures Margin Variation	4,039
Prepaid Expenses and Other Assets	453
Total Assets	13,253,052
LIABILITIES:
Payables:
Fund Shares Redeemed	10,845
Due to Advisor	3,286
Accrued Expenses and Other Liabilities	1,082
Total Liabilities	15,213
NET ASSETS	$13,237,839
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,237,839 and shares outstanding of 607,764,901	$21.78
NUMBER OF SHARES AUTHORIZED	3,000,000,000
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	607,764,901
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$21.78

NET ASSETS CONSIST OF:
Paid-In Capital	$10,388,355
Total Distributable Earnings (Loss)	2,849,484
NET ASSETS	$13,237,839

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2021
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$13,381,393
Temporary Cash Investments at Value & Cost	89,678
Segregated Cash for Futures Contracts	4,324
Receivables:
Dividends, Interest and Tax Reclaims	2
Fund Shares Sold	7,286
Futures Margin Variation	179
Prepaid Expenses and Other Assets	436
Total Assets	13,483,298
LIABILITIES:
Payables:
Fund Shares Redeemed	13,113
Due to Advisor	3,405
Accrued Expenses and Other Liabilities	927
Total Liabilities	17,445
NET ASSETS	$13,465,853
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,465,853 and shares outstanding of 578,162,359	$23.29
NUMBER OF SHARES AUTHORIZED	3,000,000,000
NET ASSETS CONSIST OF:
Paid-In Capital	$9,852,598
Total Distributable Earnings (Loss)	3,613,255
NET ASSETS	$13,465,853

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO*

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021
(Amounts in thousands)

Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $29,819)	$284,123
Income from Securities Lending	13,194
Expenses Allocated from Affiliated Investment Companies	(15,068)
Total Investment Income	282,249
Fund Expenses
Investment Management Fees	40,800
Accounting & Transfer Agent Fees	1,690
Custodian Fees	2
Filing Fees	212
Shareholders’ Reports	354
Directors’/Trustees’ Fees & Expenses	137
Professional Fees	38
Other	101
Total Fund Expenses	43,334
Net Expenses	43,334
Net Investment Income (Loss)	238,915
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	837,220
Futures	26,350
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439
Futures	3,416
Net Realized and Unrealized Gain (Loss)	3,794,425
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,033,340

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO***

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$238,915	$219,740
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	837,220	(279,498)
Futures	26,350	13,320
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	2,927,439	(573,955)
Futures	3,416	(2,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,033,340	(622,968)

Distributions:
Institutional Class Shares	(220,133)	(529,962)

Capital Share Transactions (1):
Shares Issued	2,604,837	2,566,857
Shares Issued in Lieu of Cash Distributions	214,868	511,580
Shares Redeemed	(3,315,191)	(4,527,485)
Net Increase from Capital Share Transactions	(495,486)	(1,449,048)
Total Increase (Decrease) in Net Assets	3,317,721	(2,601,978)

Net Assets
Beginning of Year	10,148,132	12,750,110
End of Year	$13,465,853	$10,148,132

(1) Shares Issued and Redeemed:
Shares Issued	116,406	166,813
Shares Issued in Lieu of Cash Distributions	10,453	27,715
Shares Redeemed	(151,391)	(292,110)
Net Increase (Decrease) from Shares Issued and Redeemed	(24,532)	(97,582)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.

***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017
Net Asset Value, Beginning of Year	$16.84	$18.21	$18.46	$21.52	$17.78
Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	6.42	(0.93)	0.58	(2.41)	4.13
Total from Investment Operations	6.83	(0.60)	1.01	(1.95)	4.54
Less Distributions
Net Investment Income	(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	—	(0.40)	(0.82)	(0.67)	(0.46)
Total Distributions	(0.38)	(0.77)	(1.26)	(1.11)	(0.80)
Net Asset Value, End of Year	$23.29	$16.84	$18.21	$18.46	$21.52
Total Return	40.83%	(3.64% )	6.44%	(9.54)%	26.54%

Net Assets, End of Year (thousands)	$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets*(B)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor)(B)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.96%	2.44%	2.18%	2.14%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows	0.12%	0.12%	0.12%	0.12%	0.12%

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At October 31, 2021, the Fund consisted of one hundred operational portfolios, of which one, the International Small Company Portfolio (the “Portfolio”), is included in this report.

The International Small Company Portfolio invests in five series (“Underlying Funds”) within The DFA Investment Trust Company (“DFAITC”).

At October 31, 2021, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/21
International Small Company Portfolio	The Continental Small Company Series	87%
	The Japanese Small Company Series	89%
	The United Kingdom Small Company Series	97%
	The Asia Pacific Small Company Series	79%
	The Canadian Small Company Series	97%

The financial statements of the Portfolio’s Underlying Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator.

The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from its Underlying Funds within DFAITC, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2021, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.32% of average daily net assets.

	Management Fee Prior to February 28, 2021	Management Fee Effective February 28, 2021
International Small Company Portfolio	0.38%	0.30%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2022, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2021, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2021, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2021, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/ Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
International Small Company Portfolio *	0.45%	—	—	—	—
*	The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2021, the total related amounts paid by the Fund to the CCO was $133 (in thousands). The total related amounts paid the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2021, the total liability for deferred compensation to Directors was $349 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amounts in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020 and October 31, 2021 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gain	Long-Term Capital Gains	Tax Exempt Income	Total
International Small Company Portfolio
2020	$251,539	$278,423	—	$529,962
2021	220,133	—	—	220,133

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio	$(43,307)	(45,638)	$(88,945)

At October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
International Small Company Portfolio	$306,340	$367,879	—	$2,939,662	$3,613,881

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Small Company Portfolio	311,522

As of October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Company Portfolio	$10,531,261	$2,939,914	—	$2,939,914

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest either directly or indirectly (through its investment in a corresponding Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Underlying Funds that have significant exposure to certain countries, such as the United Kingdom Small Company Series, an Underlying Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolio, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Underlying Fund’s investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

2. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures**
International Small Company Portfolio	$86,184

** Average Notional Value of futures contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2021 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2021	Equity Contracts*,(1)
International Small Company Portfolio	$2,141	$2,141
(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on (Depreciation) on Derivatives
	Total	Equity Contracts(1)
International Small Company Portfolio	$26,350	$26,350

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts(2)
International Small Company Portfolio	$3,416	$3,416
(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021, with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
International Small Company Portfolio	0.83%	4,651	5	1	15,443	—

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2021, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2021.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Portfolio’s performance.

K. Other:

As of October 31, 2021, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
International Small Company Portfolio – Institutional Class Shares	4	76%

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolio have divested of all publicly traded securities identified as CMIC’s listed in the Order.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of International Small Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021, and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

TABLE OF CONTENTS

Disclosure of Fund Expenses — October 31, 2021 (Unaudited)	113

Disclosure of Portfolio Holdings — October 31, 2021 (Unaudited)	115

Summary Schedules of Portfolio Holdings — December 31, 2021 (Unaudited)

The Japanese Small Company Series	117

The Asia Pacific Small Company Series	120

The United Kingdom Small Company Series	123

The Continental Small Company Series	126

The Canadian Small Company Series	130

Summary Schedules of Portfolio Holdings — October 31, 2021

The Japanese Small Company Series	133

The Asia Pacific Small Company Series	136

The United Kingdom Small Company Series	139

The Continental Small Company Series	142

The Canadian Small Company Series	146

Statement of Assets and Liabilities — December 31, 2021 (Unaudited)	150

Statement of Assets and Liabilities — October 31, 2021	151

Statement of Operations — October 31, 2021	152

Statement of Changes in Net Assets	153

Financial Highlights	156

Notes to Financial Statements — October 31, 2021	158

Report of Independent Registered Public Accounting Firm	168

Fund Management — October 31, 2021	169

Voting Proxies on Fund Portfolio Securities	179

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2021

EXPENSE TABLES

	Beginning Account Value 05/01/21	Ending Account Value 10/31/21	Annualized Expense Ratio(1)	Expenses Paid During Period(1)
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,017.20	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,042.30	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,017.60	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,058.70	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,098.50	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

(1)	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 24, 2021. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www. sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746, or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

SERIES

The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
Communication Services	3.1%	Communication Services	6.4%	Communication Services	3.8%
Consumer Discretionary	14.4%	Consumer Discretionary	17.9%	Consumer Discretionary	20.0%
Consumer Staples	7.3%	Consumer Staples	8.0%	Consumer Staples	6.8%
Energy	1.0%	Energy	3.4%	Energy	2.3%
Financials	8.4%	Financials	12.4%	Financials	16.7%
Health Care	4.5%	Health Care	6.0%	Health Care	3.2%
Industrials	30.5%	Industrials	12.0%	Industrials	25.8%
Information Technology	15.5%	Information Technology	9.2%	Information Technology	8.6%
Materials	12.1%	Materials	14.3%	Materials	6.6%
Real Estate	1.7%	Real Estate	6.4%	Real Estate	3.7%
Utilities	1.5%	Utilities	4.0%	Utilities	2.5%
	100.0%		100.0%		100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

The Continental Small Company Series		The Canadian Small Company Series
Communication Services	4.3%	Communication Services	1.4%
Consumer Discretionary	10.3%	Consumer Discretionary	6.3%
Consumer Staples	4.0%	Consumer Staples	5.2%
Energy	2.4%	Energy	20.3%
Financials	13.9%	Financials	11.5%
Health Care	6.8%	Health Care	1.5%
Industrials	27.9%	Industrials	12.3%
Information Technology	11.2%	Information Technology	3.2%
Materials	8.4%	Materials	24.6%
Real Estate	6.5%	Real Estate	4.2%
Utilities	4.3%	Utilities	9.5%
	100.0%		100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2021
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
COMMUNICATION SERVICES — (2.7%)
Other Securities		$90,662,766	2.8%

CONSUMER DISCRETIONARY — (14.1%)
J Front Retailing Co. Ltd.	915,500	8,336,415	0.3%
Resorttrust, Inc.	523,464	8,554,307	0.3%
Takashimaya Co. Ltd.	914,300	8,518,167	0.3%
Other Securities		442,247,365	13.4%
TOTAL CONSUMER DISCRETIONARY		467,656,254	14.3%

CONSUMER STAPLES — (7.0%)
# Milbon Co. Ltd.	159,852	7,930,039	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	9,038,491	0.3%
# Sapporo Holdings Ltd.	392,620	7,466,633	0.2%
Other Securities		208,341,749	6.3%
TOTAL CONSUMER STAPLES		232,776,912	7.1%

ENERGY — (1.0%)
Other Securities		31,265,917	0.9%

FINANCIALS — (8.6%)
Credit Saison Co. Ltd.	735,700	7,736,813	0.2%
Fuyo General Lease Co. Ltd.	119,500	8,284,694	0.3%
Hirogin Holdings, Inc.	1,534,800	9,187,236	0.3%
Jafco Group Co. Ltd.	198,700	11,431,509	0.4%
Other Securities		249,038,630	7.5%
TOTAL FINANCIALS		285,678,882	8.7%

HEALTH CARE — (4.3%)
H.U. Group Holdings, Inc.	362,400	9,194,239	0.3%
Nipro Corp.	809,400	7,662,606	0.2%
Other Securities		126,337,929	3.9%
TOTAL HEALTH CARE		143,194,774	4.4%

INDUSTRIALS — (29.7%)
Daiseki Co. Ltd.	292,755	13,005,463	0.4%
DMG Mori Co. Ltd.	728,000	12,525,118	0.4%
* Fujikura Ltd.	1,714,800	8,417,653	0.3%
Furukawa Electric Co. Ltd.	424,300	8,572,516	0.3%
GS Yuasa Corp.	382,983	8,521,507	0.3%
Hazama Ando Corp.	1,211,500	9,117,535	0.3%
Inaba Denki Sangyo Co. Ltd.	327,400	7,692,108	0.2%
INFRONEER Holdings, Inc.	1,145,188	10,425,100	0.3%
Meitec Corp.	163,300	9,612,873	0.3%
Mirait Holdings Corp.	583,135	9,619,674	0.3%
Nagase & Co. Ltd.	578,600	9,378,100	0.3%
Nichias Corp.	391,000	9,436,023	0.3%
Nishimatsu Construction Co. Ltd.	326,000	10,330,346	0.3%
# OSG Corp.	511,900	7,955,737	0.3%

The Japanese Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	715,000	$9,647,450	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	9,437,541	0.3%
Ushio, Inc.	622,400	10,340,922	0.3%
Other Securities		817,979,294	24.8%
TOTAL INDUSTRIALS		982,014,960	30.0%

INFORMATION TECHNOLOGY — (15.6%)
Alps Alpine Co. Ltd.	1,039,300	9,802,689	0.3%
# Anritsu Corp.	636,100	9,823,911	0.3%
Citizen Watch Co. Ltd.	1,771,000	7,665,666	0.2%
Daiwabo Holdings Co. Ltd.	582,700	9,319,203	0.3%
Dexerials Corp.	380,600	13,737,676	0.4%
Ferrotec Holdings Corp.	232,000	8,502,526	0.3%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,187,382	0.3%
Maruwa Co. Ltd.	59,700	8,452,226	0.3%
Nippon Electric Glass Co. Ltd.	515,736	13,223,349	0.4%
NSD Co. Ltd.	499,560	9,074,377	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	11,241,774	0.4%
Topcon Corp.	684,300	9,880,191	0.3%
Wacom Co. Ltd.	990,000	7,876,855	0.3%
Other Securities		391,344,050	11.7%
TOTAL INFORMATION TECHNOLOGY		518,131,875	15.8%

MATERIALS — (12.3%)
ADEKA Corp.	589,700	13,170,869	0.4%
Asahi Holdings, Inc.	464,800	8,302,647	0.3%
Kobe Steel Ltd.	1,598,885	8,017,558	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,155,628	0.3%
Sumitomo Bakelite Co. Ltd.	185,300	9,404,020	0.3%
Ube Industries Ltd.	449,400	7,808,821	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,206,219	0.3%
Other Securities		341,162,996	10.3%
TOTAL MATERIALS		406,228,758	12.4%

REAL ESTATE — (1.6%)
Other Securities		52,836,978	1.6%

UTILITIES — (1.6%)
Nippon Gas Co. Ltd.	684,000	9,068,232	0.3%
Other Securities		43,749,563	1.3%
TOTAL UTILITIES		52,817,795	1.6%
TOTAL COMMON STOCKS (Cost $2,872,647,118)		3,263,265,871	99.6%

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	4,297,591	49,714,536	1.5%
TOTAL INVESTMENTS—(100.0%) (Cost $2,922,354,790)		$3,312,980,407	101.1%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of December 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$90,662,766	—	$90,662,766
Consumer Discretionary	—	467,656,254	—	467,656,254
Consumer Staples	—	232,776,912	—	232,776,912
Energy	—	31,265,917	—	31,265,917
Financials	—	285,678,882	—	285,678,882
Health Care	—	143,194,774	—	143,194,774
Industrials	—	982,014,960	—	982,014,960
Information Technology	—	518,131,875	—	518,131,875
Materials	—	406,228,758	—	406,228,758
Real Estate	—	52,836,978	—	52,836,978
Utilities	—	52,817,795	—	52,817,795
Securities Lending Collateral	—	49,714,536	—	49,714,536
TOTAL	—	$3,312,980,407	—	$3,312,980,407

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2021
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
AUSTRALIA — (62.0%)
#	AGL Energy Ltd.	2,250,397	$10,054,253	0.6%
#*	AMP Ltd.	16,582,811	12,189,031	0.7%
Ansell Ltd.		439,581	10,052,930	0.6%
ARB Corp. Ltd.		515,812	19,712,089	1.1%
AUB Group Ltd.		546,659	10,256,787	0.6%
Bapcor Ltd.		2,189,248	11,159,186	0.6%
Beach Energy Ltd.		10,047,201	9,224,551	0.5%
Breville Group Ltd.		656,863	15,148,784	0.9%
Brickworks Ltd.		486,532	8,556,977	0.5%
Challenger Ltd.		2,321,555	11,027,415	0.6%
*	Corporate Travel Management Ltd.	676,420	10,847,895	0.6%
Credit Corp. Group Ltd.		442,571	10,788,470	0.6%
CSR Ltd.		3,109,441	13,313,169	0.7%
Downer EDI Ltd.		2,570,703	11,166,841	0.6%
Elders Ltd.		1,009,369	9,013,587	0.5%
GrainCorp Ltd., Class A		1,547,172	9,313,837	0.5%
GUD Holdings Ltd.		1,086,104	8,984,444	0.5%
Healius Ltd.		3,973,423	15,223,142	0.9%
Iluka Resources Ltd.		2,220,348	16,368,252	0.9%
IOOF Holdings Ltd.		3,815,495	10,053,618	0.6%
IRESS Ltd.		1,238,548	11,267,931	0.6%
Link Administration Holdings Ltd.		2,206,818	8,940,863	0.5%
*	Megaport Ltd.	807,102	10,874,945	0.6%
#	Metcash Ltd.	6,296,220	20,594,514	1.2%
#	nib holdings Ltd.	2,951,426	15,039,063	0.8%
Orora Ltd.		5,931,076	15,137,233	0.9%
Pendal Group Ltd.		2,058,779	8,344,457	0.5%
Perpetual Ltd.		376,124	9,843,187	0.6%
*	Perseus Mining Ltd.	8,114,950	9,606,249	0.5%
Premier Investments Ltd.		456,153	10,065,079	0.6%
Reliance Worldwide Corp. Ltd.		3,624,075	16,559,870	0.9%
Sandfire Resources Ltd.		2,725,681	13,095,086	0.7%
Sims Ltd.		1,175,465	13,759,703	0.8%
*	Star Entertainment Grp Ltd.	4,451,043	11,924,049	0.7%
Steadfast Group Ltd.		3,548,561	13,544,416	0.8%
Super Retail Group Ltd.		1,085,264	9,833,875	0.6%
Technology One Ltd.		1,674,190	15,534,405	0.9%
Ω	Viva Energy Group Ltd.	4,961,053	8,491,681	0.5%
*	Whitehaven Coal Ltd.	5,950,250	11,330,076	0.6%
Other Securities			650,014,360	35.9%
TOTAL AUSTRALIA			1,116,256,300	62.3%

CHINA — (0.0%)
Other Security			61,242	0.0%

The Asia Pacific Small Company Series
continued

		Shares	Value»	Percentage of Net Assets‡
HONG KONG — (21.6%)
ASM Pacific Technology Ltd.		1,444,600	$15,611,447	0.9%
#	Kerry Logistics Network Ltd.	4,063,500	9,943,701	0.6%
L’Occitane International SA		2,278,500	9,215,144	0.5%
Luk Fook Holdings International Ltd.		3,577,000	9,640,318	0.5%
Pacific Basin Shipping Ltd.		32,170,000	11,826,062	0.7%
VTech Holdings Ltd.		1,345,100	10,535,704	0.6%
Other Securities			321,292,574	17.8%
TOTAL HONG KONG			388,064,950	21.6%

MACAU — (0.0%)
Other Security			66,408	0.0%

NEW ZEALAND — (4.9%)
Chorus Ltd.		2,706,159	13,291,936	0.7%
#	Freightways Ltd.	951,562	8,364,942	0.5%
SKYCITY Entertainment Group Ltd.		4,805,727	10,269,413	0.6%
Summerset Group Holdings Ltd.		894,414	8,370,448	0.5%
Other Securities			47,201,318	2.6%
TOTAL NEW ZEALAND			87,498,057	4.9%

SINGAPORE — (9.8%)
Singapore Press Holdings Ltd.		7,439,300	12,843,535	0.7%
Other Securities			164,071,390	9.2%
TOTAL SINGAPORE			176,914,925	9.9%

UNITED STATES — (0.1%)
Other Securities			1,472,742	0.1%
TOTAL COMMON STOCKS			1,770,334,624	98.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security			57,648	0.0%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Security			8,501	0.0%

SINGAPORE — (0.0%)
Other Securities			583	0.0%
TOTAL RIGHTS/WARRANTS			9,084	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,640,666,386)			1,770,401,356

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@ §	The DFA Short Term Investment Fund	2,455,503	28,405,254	1.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,669,070,410)			$1,798,806,610	100.4%

The Asia Pacific Small Company Series
continued

As of December 31, 2021, The Asia Pacific Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	73	03/18/22	$17,225,093	$17,368,525	$143,432
Total Futures Contracts			$17,225,093	$17,368,525	$143,432

Summary of the Series’ investments as of December 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$596,449	$1,115,653,748	$6,103	$1,116,256,300
China	—	61,242	—	61,242
Hong Kong	291,430	386,974,907	798,613	388,064,950
Macau	—	66,408	—	66,408
New Zealand	—	87,498,057	—	87,498,057
Singapore	—	175,908,184	1,006,741	176,914,925
United States	—	1,472,742	—	1,472,742
Preferred Stocks
Australia	—	57,648	—	57,648
Rights/Warrants
Hong Kong	—	8,501	—	8,501
Singapore	—	583	—	583
Securities Lending Collateral	—	28,405,254	—	28,405,254
Futures Contracts**	143,432	—	—	143,432
TOTAL	$1,031,311	$1,796,107,274	$1,811,457	$1,798,950,042
**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2021
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (99.2%)
	COMMUNICATION SERVICES — (2.9%)
	Other Securities		$54,689,294	2.9%

	CONSUMER DISCRETIONARY — (20.8%)
	Bellway PLC	290,781	13,216,011	0.7%
* Ω	Countryside Properties PLC	2,740,160	16,799,782	0.9%
	Domino’s Pizza Group PLC	3,187,849	19,854,864	1.1%
	Dunelm Group PLC	688,532	12,830,568	0.7%
*	Frasers Group PLC	1,628,144	17,083,325	0.9%
	Games Workshop Group PLC	164,324	22,154,193	1.2%
	Greggs PLC	636,335	28,803,836	1.5%
	Inchcape PLC	2,534,123	31,299,766	1.7%
*	Marks & Spencer Group PLC	7,572,745	23,822,354	1.3%
	Pets at Home Group PLC	3,189,493	20,075,512	1.1%
*	Playtech PLC	1,947,421	19,403,522	1.0%
	Redrow PLC	1,608,116	15,347,505	0.8%
	Vistry Group PLC	955,984	15,292,347	0.8%
	Other Securities		133,340,505	7.2%
	TOTAL CONSUMER DISCRETIONARY		389,324,090	20.9%

	CONSUMER STAPLES — (6.7%)
	Britvic PLC	1,714,389	21,432,111	1.1%
	Cranswick PLC	367,371	18,505,245	1.0%
	Fevertree Drinks PLC	644,091	23,456,936	1.3%
	Tate & Lyle PLC	2,436,691	21,922,531	1.2%
	Other Securities		40,213,911	2.1%
	TOTAL CONSUMER STAPLES		125,530,734	6.7%

	ENERGY — (2.2%)
	Other Securities		41,823,876	2.2%

	FINANCIALS — (17.2%)
*	Beazley PLC	3,323,724	21,017,424	1.1%
	Close Brothers Group PLC	953,170	18,179,645	1.0%
	Hiscox Ltd.	1,671,297	19,627,818	1.1%
	IG Group Holdings PLC	2,224,944	24,593,040	1.3%
	Man Group PLC	9,599,081	29,575,098	1.6%
	Paragon Banking Group PLC	1,968,335	15,120,762	0.8%
Ω	Quilter PLC	10,309,501	20,832,477	1.1%
*	Virgin Money UK PLC	5,396,819	13,092,704	0.7%
	Other Securities		159,409,826	8.5%
	TOTAL FINANCIALS		321,448,794	17.2%

	HEALTH CARE — (3.4%)
	CVS Group PLC	438,728	13,332,922	0.7%
	Other Securities		49,836,728	2.7%
	TOTAL HEALTH CARE		63,169,650	3.4%

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.8%)
Balfour Beatty PLC	3,601,772	$12,830,036	0.7%
Bodycote PLC	1,234,838	14,473,241	0.8%
Diploma PLC	610,355	27,982,624	1.5%
Grafton Group PLC	1,547,287	25,979,321	1.4%
Hays PLC	8,955,289	17,781,121	1.0%
IMI PLC	792,606	18,692,805	1.0%
* Meggitt PLC	2,411,365	24,131,634	1.3%
Pagegroup PLC	2,014,945	17,318,592	0.9%
Rotork PLC	5,045,631	24,556,124	1.3%
Travis Perkins PLC	1,069,614	22,580,170	1.2%
Ultra Electronics Holdings PLC	566,936	24,480,505	1.3%
Other Securities		232,967,512	12.4%
TOTAL INDUSTRIALS		463,773,685	24.8%

INFORMATION TECHNOLOGY — (8.1%)
Computacenter PLC	507,108	20,143,105	1.1%
Oxford Instruments PLC	376,467	13,519,355	0.7%
Softcat PLC	615,189	15,065,588	0.8%
Spectris PLC	416,441	20,728,589	1.1%
Spirent Communications PLC	4,163,665	15,709,210	0.8%
Other Securities		65,166,423	3.6%
TOTAL INFORMATION TECHNOLOGY		150,332,270	8.1%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,268,693	0.7%
Marshalls PLC	1,398,840	13,178,099	0.7%
Victrex PLC	564,433	18,807,953	1.0%
Other Securities		75,917,770	4.1%
TOTAL MATERIALS		121,172,515	6.5%

REAL ESTATE — (3.6%)
Grainger PLC	4,285,589	18,430,716	1.0%
* IWG PLC	3,877,637	15,282,728	0.8%
Savills PLC	986,247	18,786,049	1.0%
Other Securities		15,381,471	0.8%
TOTAL REAL ESTATE		67,880,964	3.6%

UTILITIES — (3.0%)
* Centrica PLC	19,338,945	18,753,592	1.0%
Drax Group PLC	2,521,289	20,735,867	1.1%
Other Securities		15,721,257	0.9%
TOTAL UTILITIES		55,210,716	3.0%

TOTAL COMMON STOCKS (Cost $1,422,091,859)		1,854,356,588	99.3%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,261,323	14,590,981	0.8%
TOTAL INVESTMENTS—(100.0%) (Cost $1,436,680,864)		$1,868,947,569	100.1%

The United Kingdom Small Company Series

CONTINUED

Summary of the Series’ investments as of December 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$44,026	$54,645,268	—	$54,689,294
Consumer Discretionary	3,477,302	385,846,788	—	389,324,090
Consumer Staples	—	125,530,734	—	125,530,734
Energy	—	41,823,876	—	41,823,876
Financials	—	321,448,794	—	321,448,794
Health Care	—	63,169,650	—	63,169,650
Industrials	—	463,773,685	—	463,773,685
Information Technology	—	150,332,270	—	150,332,270
Materials	—	121,172,515	—	121,172,515
Real Estate	—	67,880,964	—	67,880,964
Utilities	—	55,210,716	—	55,210,716
Securities Lending Collateral	—	14,590,981	—	14,590,981
TOTAL	$3,521,328	$1,865,426,241	—	$1,868,947,569

See accompanying Notes to Financial Statements.

   THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2021
(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRIA — (3.2%)
Wienerberger AG	666,816	$24,487,814	0.4%
Other Securities		189,126,430	2.9%
TOTAL AUSTRIA		213,614,244	3.3%

BELGIUM — (4.1%)
Ackermans & van Haaren NV	173,849	33,355,495	0.5%
D’ieteren Group	194,540	37,924,055	0.6%
Other Securities		200,738,857	3.2%
TOTAL BELGIUM		272,018,407	4.3%

CANADA — (0.0%)
Other Security		865,844	0.0%

DENMARK — (5.4%)
* ALK-Abello A.S.	44,906	23,567,949	0.4%
Ringkjoebing Landbobank A.S.	196,955	26,471,620	0.4%
Royal Unibrew A.S.	333,784	37,544,978	0.6%
SimCorp A.S.	260,559	28,398,774	0.4%
Topdanmark A.S.	428,065	24,011,322	0.4%
Other Securities		217,499,394	3.4%
TOTAL DENMARK		357,494,037	5.6%

FINLAND — (5.8%)
Huhtamaki Oyj	648,197	28,670,401	0.5%
Nokian Renkaat Oyj	778,828	29,428,454	0.5%
# Orion Oyj, Class B	648,992	26,958,321	0.4%
Valmet Oyj	881,875	37,810,940	0.6%
Other Securities		259,409,678	4.0%
TOTAL FINLAND		382,277,794	6.0%

FRANCE — (11.3%)
Alten SA	143,801	25,945,079	0.4%
Faurecia SE	672,912	32,014,465	0.5%
Rexel SA	2,087,138	42,269,667	0.7%
* SOITEC	135,169	33,117,744	0.5%
Other Securities		556,150,141	8.7%
TOTAL FRANCE		689,497,096	10.8%

The Continental Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (14.7%)
	Aurubis AG	290,978	$29,086,720	0.5%
	Freenet AG	1,002,596	26,496,585	0.4%
	GEA Group AG	742,082	40,532,054	0.6%
#	Gerresheimer AG	247,359	23,783,309	0.4%
	Hugo Boss AG	449,115	27,186,717	0.4%
*	K+S AG	1,493,647	25,693,696	0.4%
	Lanxess AG	573,392	35,457,811	0.6%
	Rheinmetall AG	296,163	27,871,918	0.4%
#	Siltronic AG	146,283	23,400,206	0.4%
	TAG Immobilien AG	1,009,676	28,202,534	0.4%
	Other Securities		686,273,109	10.7%
	TOTAL GERMANY		973,984,659	15.2%

	IRELAND — (0.9%)
*	Bank of Ireland Group PLC	6,181,521	35,008,815	0.6%
	Other Securities		28,506,404	0.4%
	TOTAL IRELAND		63,515,219	1.0%

	ISRAEL — (3.8%)
	Other Securities		252,287,696	3.9%

	ITALY — (8.0%)
	Azimut Holding SpA	850,578	23,778,968	0.4%
#	Banco BPM SpA	10,639,647	31,856,170	0.5%
	Hera SpA	5,621,776	23,366,145	0.4%
	Italgas SpA	3,583,119	24,629,866	0.4%
	Reply SpA	148,015	30,062,983	0.5%
	Other Securities		400,920,136	6.1%
	TOTAL ITALY		534,614,268	8.3%

	NETHERLANDS — (6.7%)
	Aalberts NV	700,503	46,450,180	0.7%
	Arcadis NV	537,656	25,902,048	0.4%
	ASR Nederland NV	931,393	42,893,682	0.7%
	BE Semiconductor Industries NV	405,420	34,465,831	0.5%
	IMCD NV	226,957	50,158,199	0.8%
Ω	Signify NV	673,043	31,250,581	0.5%
	Other Securities		211,403,514	3.3%
	TOTAL NETHERLANDS		442,524,035	6.9%

	NORWAY — (1.9%)
	Other Securities		126,539,525	2.0%

	PORTUGAL — (0.7%)
	Other Securities		47,427,121	0.7%

	SPAIN — (5.1%)
*	Banco de Sabadell SA	37,528,292	25,011,085	0.4%
#	Enagas SA	1,100,056	25,555,747	0.4%
	Other Securities		287,116,952	4.5%
	TOTAL SPAIN		337,683,784	5.3%

The Continental Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWEDEN — (8.7%)
	Other Securities		$577,231,479	9.0%

	SWITZERLAND — (15.6%)
	Allreal Holding AG	120,042	26,577,717	0.4%
*	ams AG	1,330,843	24,082,229	0.4%
	Belimo Holding AG	62,939	39,965,388	0.6%
	Bucher Industries AG	54,588	26,899,245	0.4%
*	Flughafen Zurich AG	137,395	24,673,914	0.4%
	Georg Fischer AG	31,822	48,147,219	0.8%
	Helvetia Holding AG	257,696	30,272,898	0.5%
	PSP Swiss Property AG	334,181	41,643,981	0.7%
	Siegfried Holding AG	32,727	31,835,734	0.5%
Ω	VAT Group AG	136,676	67,726,156	1.1%
	Other Securities		674,342,655	10.4%
	TOTAL SWITZERLAND		1,036,167,136	16.2%

	UNITED ARAB EMIRATES — (0.0%)
	Other Security		69,009	0.0%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,542,163	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,124,200	0.0%
	TOTAL COMMON STOCKS		6,313,477,716	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		59,671,230	0.9%

	RIGHTS/WARRANTS — (0.0%)
	SPAIN — (0.0%)
	Other Security		414,934	0.0%
	TOTAL INVESTMENT SECURITIES (Cost $4,452,681,753)		6,373,563,880

			Value†
	SECURITIES LENDING COLLATERAL — (4.0%)
@§	The DFA Short Term Investment Fund	22,891,217	264,805,600	4.1%
	TOTAL INVESTMENTS—(100.0%) (Cost $4,717,492,928)		$6,638,369,480	103.6%

The Continental Small Company Series

CONTINUED

Summary of the Series’ investments as of December 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,614,244	—	$213,614,244
Belgium	—	272,018,407	—	272,018,407
Canada	—	865,844	—	865,844
Denmark	—	357,494,037	—	357,494,037
Finland	—	382,277,794	—	382,277,794
France	—	689,456,855	$40,241	689,497,096
Germany	$14,168,171	959,816,488	—	973,984,659
Ireland	—	63,515,219	—	63,515,219
Israel	765,249	251,522,447	—	252,287,696
Italy	3,570,535	531,043,733	—	534,614,268
Netherlands	—	442,524,035	—	442,524,035
Norway	—	126,539,525	—	126,539,525
Portugal	—	47,427,121	—	47,427,121
Spain	—	337,683,784	—	337,683,784
Sweden	1,082,667	576,148,812	—	577,231,479
Switzerland	—	1,036,167,136	—	1,036,167,136
United Arab Emirates	—	69,009	—	69,009
United Kingdom	—	4,542,163	—	4,542,163
United States	—	1,124,200	—	1,124,200
Preferred Stocks
Germany	—	59,671,230	—	59,671,230
Rights/Warrants
Spain	—	414,934	—	414,934
Securities Lending Collateral	—	264,805,600	—	264,805,600
TOTAL	$19,586,622	$6,618,742,617	$40,241	$6,638,369,480

See accompanying Notes to Financial Statements.

   THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2021
(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (86.7%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$18,359,995	1.3%

CONSUMER DISCRETIONARY — (5.9%)
*	Aritzia, Inc.	463,368	19,176,501	1.4%
#	Linamar Corp.	255,634	15,142,619	1.1%
	Other Securities		60,124,549	4.2%
TOTAL CONSUMER DISCRETIONARY			94,443,669	6.7%

CONSUMER STAPLES — (4.7%)
#	Maple Leaf Foods, Inc.	425,387	9,839,775	0.7%
#	Premium Brands Holdings Corp.	193,297	19,321,295	1.4%
	Primo Water Corp.	807,822	14,253,992	1.0%
	Other Securities		31,213,209	2.2%
TOTAL CONSUMER STAPLES			74,628,271	5.3%

ENERGY — (16.5%)
	Crescent Point Energy Corp.	3,094,505	16,513,619	1.2%
#	Enerplus Corp.	1,315,408	13,873,091	1.0%
#	Gibson Energy, Inc.	904,630	16,033,681	1.1%
*	MEG Energy Corp.	2,388,755	22,094,497	1.6%
#	Parex Resources, Inc.	786,291	13,432,743	1.0%
#	Parkland Corp.	764,130	21,003,834	1.5%
#	PrairieSky Royalty Ltd.	1,062,407	11,447,573	0.8%
*	Vermilion Energy, Inc.	949,975	11,945,616	0.9%
#	Whitecap Resources, Inc.	3,163,960	18,734,387	1.3%
	Other Securities		117,580,532	8.3%
TOTAL ENERGY			262,659,573	18.7%

FINANCIALS — (9.1%)
	Canadian Western Bank	484,098	13,892,057	1.0%
#	CI Financial Corp.	957,640	20,016,603	1.4%
#	ECN Capital Corp.	2,463,868	10,401,245	0.7%
#	Element Fleet Management Corp.	1,960,398	19,961,205	1.4%
#*	Home Capital Group, Inc.	303,217	9,365,341	0.7%
#	Laurentian Bank of Canada	409,999	13,020,009	0.9%
	Other Securities		58,321,777	4.3%
TOTAL FINANCIALS			144,978,237	10.4%

HEALTH CARE — (1.3%)
	Other Securities		21,205,503	1.5%

INDUSTRIALS — (10.8%)
#*	ATS Automation Tooling Systems, Inc.	441,354	17,529,250	1.3%
#*	Bombardier, Inc., Class B	9,043,893	12,011,337	0.9%
	Finning International, Inc.	863,514	21,762,778	1.6%
	Richelieu Hardware Ltd.	348,373	12,015,901	0.9%
#	Russel Metals, Inc.	339,623	9,029,228	0.6%
#	SNC-Lavalin Group, Inc.	661,542	16,165,274	1.2%

The Canadian Small Company Series

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Stantec, Inc.	287,574	$16,157,069	1.2%
	Other Securities		67,132,982	4.6%
TOTAL INDUSTRIALS			171,803,819	12.3%

INFORMATION TECHNOLOGY — (2.6%)
#	Enghouse Systems Ltd.	254,495	9,743,621	0.7%
#*	Kinaxis, Inc.	99,954	14,012,287	1.0%
	Other Securities		17,865,244	1.3%
TOTAL INFORMATION TECHNOLOGY			41,621,152	3.0%

MATERIALS — (22.4%)
	Alamos Gold, Inc., Class A	2,208,403	16,986,993	1.2%
	B2Gold Corp.	4,544,033	17,875,801	1.3%
#*	Capstone Mining Corp.	2,342,383	10,332,817	0.7%
#	Centerra Gold, Inc.	1,211,006	9,334,212	0.7%
#	Interfor Corp.	357,541	11,450,244	0.8%
#	Labrador Iron Ore Royalty Corp.	300,269	8,908,728	0.6%
	Methanex Corp.	336,199	13,298,525	1.0%
*	Pretium Resources, Inc.	912,845	12,860,650	0.9%
	SSR Mining, Inc.	1,188,203	21,031,494	1.5%
	Stella-Jones, Inc.	300,831	9,515,197	0.7%
	Yamana Gold, Inc.	5,431,902	22,853,369	1.6%
	Other Securities		201,567,590	14.4%
TOTAL MATERIALS			356,015,620	25.4%

REAL ESTATE — (4.1%)
#	Altus Group Ltd.	261,893	14,693,503	1.1%
	Colliers International Group, Inc.	137,275	20,442,253	1.5%
#	Tricon Residential, Inc.	837,685	12,820,729	0.9%
	Other Securities		17,536,496	1.2%
TOTAL REAL ESTATE			65,492,981	4.7%

UTILITIES — (8.1%)
	Atco Ltd., Class I	382,922	12,926,020	0.9%
#	Boralex, Inc., Class A	516,532	14,161,295	1.0%
#	Brookfield Infrastructure Corp., Class A	308,484	21,053,341	1.5%
#	Capital Power Corp.	731,450	22,817,516	1.6%
#	Innergex Renewable Energy, Inc.	652,084	9,588,332	0.7%
#	TransAlta Corp.	1,769,656	19,655,849	1.4%
#	TransAlta Renewables, Inc.	614,934	9,114,995	0.7%
	Other Securities		18,586,431	1.3%
TOTAL UTILITIES			127,903,779	9.1%
TOTAL COMMON STOCKS			1,379,112,599	98.4%
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
	Other Security		198,305	0.0%
TOTAL RIGHTS/WARRANTS			198,305	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,062,297,776)			1,379,310,904

The Canadian Small Company Series

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (13.3%)
@§ The DFA Short Term Investment Fund	18,368,392	212,485,554	15.1%
TOTAL INVESTMENTS—(100.0%) (Cost $1,274,790,753)		$1,591,796,458	113.5%

As of December 31, 2021, The Canadian Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	40	03/18/22	$9,542,327	$9,517,000	$(25,327)
Total Futures Contracts			$9,542,327	$9,517,000	$(25,327)

Summary of the Series’ investments as of December 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,359,995	—	—	$18,359,995
Consumer Discretionary	94,419,815	$23,854	—	94,443,669
Consumer Staples	74,628,271	—	—	74,628,271
Energy	262,611,258	48,315	—	262,659,573
Financials	144,978,237	—	—	144,978,237
Health Care	20,296,220	909,283	—	21,205,503
Industrials	171,803,819	—	—	171,803,819
Information Technology	41,621,152	—	—	41,621,152
Materials	352,701,748	3,313,872	—	356,015,620
Real Estate	65,492,981	—	—	65,492,981
Utilities	127,903,779	—	—	127,903,779
Rights/Warrants
Energy	—	198,305	—	198,305
Securities Lending Collateral	—	212,485,554	—	212,485,554
Futures Contracts**	(25,327)	—	—	(25,327)
TOTAL	$1,374,791,948	$216,979,183	—	$1,591,771,131
**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
Other Securities		$105,693,477	3.1%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	9,276,381	0.3%
Takashimaya Co. Ltd.	914,300	8,465,774	0.3%
Other Securities		471,009,353	13.7%
TOTAL CONSUMER DISCRETIONARY		488,751,508	14.3%

CONSUMER STAPLES — (7.2%)
Milbon Co. Ltd.	159,852	9,570,980	0.3%
Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179	0.3%
Sapporo Holdings Ltd.	392,620	8,518,732	0.3%
Other Securities		219,656,754	6.4%
TOTAL CONSUMER STAPLES		248,614,645	7.3%

ENERGY — (0.9%)
Other Securities		32,702,071	1.0%

FINANCIALS — (8.2%)
Credit Saison Co. Ltd.	735,700	9,019,474	0.3%
Hirogin Holdings, Inc.	1,512,200	8,331,078	0.3%
Jafco Group Co. Ltd.	204,100	12,931,197	0.4%
Other Securities		253,393,996	7.3%
TOTAL FINANCIALS		283,675,745	8.3%

HEALTH CARE — (4.4%)
H.U. Group Holdings, Inc.	362,400	8,937,241	0.3%
Nipro Corp.	809,400	8,224,859	0.2%
Other Securities		134,032,273	3.9%
TOTAL HEALTH CARE		151,194,373	4.4%

INDUSTRIALS — (29.9%)
Daiseki Co. Ltd.	292,755	13,664,852	0.4%
DMG Mori Co. Ltd.	728,000	12,536,750	0.4%
* Fujikura Ltd.	1,714,800	9,249,370	0.3%
Furukawa Electric Co. Ltd.	424,300	9,284,144	0.3%
GS Yuasa Corp.	375,183	8,167,598	0.2%
Hazama Ando Corp.	1,294,000	8,762,584	0.3%
Hitachi Zosen Corp.	1,034,779	8,113,625	0.2%
Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534	0.2%
INFRONEER Holdings, Inc.	1,192,388	9,875,975	0.3%
Japan Steel Works Ltd.	348,100	10,226,224	0.3%
Meitec Corp.	166,200	9,996,518	0.3%
Mirait Holdings Corp.	583,135	11,215,268	0.3%
Nagase & Co. Ltd.	578,600	9,793,254	0.3%
Nichias Corp.	391,000	9,573,627	0.3%
Nishimatsu Construction Co. Ltd.	345,000	9,951,583	0.3%

The Japanese Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
# OSG Corp.	511,900	$8,516,449	0.3%
Outsourcing, Inc.	768,100	14,734,721	0.4%
Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498	0.3%
Ushio, Inc.	651,100	11,648,428	0.4%
Other Securities		838,064,288	24.4%
TOTAL INDUSTRIALS		1,032,367,290	30.2%

INFORMATION TECHNOLOGY — (15.2%)
Alps Alpine Co. Ltd.	1,039,300	10,155,061	0.3%
# Anritsu Corp.	636,100	10,548,092	0.3%
Daiwabo Holdings Co. Ltd.	582,700	10,258,415	0.3%
Ferrotec Holdings Corp.	232,000	7,782,329	0.2%
Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827	0.2%
Nippon Electric Glass Co. Ltd.	515,736	13,168,257	0.4%
NSD Co. Ltd.	508,160	9,682,738	0.3%
Tokyo Seimitsu Co. Ltd.	253,800	10,333,728	0.3%
Topcon Corp.	684,300	12,200,386	0.4%
Ulvac, Inc.	162,300	9,105,840	0.3%
Other Securities		423,947,927	12.4%
TOTAL INFORMATION TECHNOLOGY		525,226,600	15.4%

MATERIALS — (11.9%)
ADEKA Corp.	602,400	13,400,601	0.4%
# Asahi Holdings, Inc.	464,800	8,295,809	0.3%
Dowa Holdings Co. Ltd.	208,205	8,695,455	0.3%
Kobe Steel Ltd.	1,495,100	8,784,296	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693	0.3%
Sumitomo Bakelite Co. Ltd.	192,800	8,664,946	0.3%
Toagosei Co. Ltd.	740,500	8,275,887	0.2%
Ube Industries Ltd.	430,100	8,013,345	0.2%
Yamato Kogyo Co. Ltd.	253,200	8,489,870	0.3%
Other Securities		326,086,787	9.4%

TOTAL MATERIALS		409,401,689	12.0%
REAL ESTATE — (1.7%)
Other Securities		57,897,941	1.7%

UTILITIES — (1.5%)
Nippon Gas Co. Ltd.	684,000	8,484,055	0.3%
West Holdings Corp.	143,603	8,026,221	0.2%
Other Securities		35,924,861	1.0%

TOTAL UTILITIES		52,435,137	1.5%
TOTAL COMMON STOCKS (Cost $2,886,201,109)		$3,387,960,476	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §The DFA Short Term Investment Fund	5,314,587	61,489,772	1.8%
TOTAL INVESTMENTS—(100.0%) (Cost $2,947,678,139)		$3,449,450,248	101.0%

The Japanese Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772
TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
* AMP Ltd.	12,893,152	$10,548,526	0.6%
ARB Corp. Ltd.	521,174	19,195,274	1.1%
Bapcor Ltd.	2,189,248	13,204,770	0.7%
# Breville Group Ltd.	681,670	15,172,506	0.8%
Brickworks Ltd.	486,532	8,731,553	0.5%
Carsales.com Ltd.	553,743	10,362,825	0.6%
Challenger Ltd.	2,321,555	12,194,726	0.7%
* Corporate Travel Management Ltd.	650,080	12,044,252	0.7%
Credit Corp. Group Ltd.	442,571	10,527,755	0.6%
CSR Ltd.	3,109,441	13,958,892	0.8%
Downer EDI Ltd.	2,071,013	9,901,826	0.6%
Eagers Automotive Ltd.	775,292	8,710,647	0.5%
Elders Ltd.	1,009,369	9,169,814	0.5%
Healius Ltd.	3,973,423	14,549,415	0.8%
Iluka Resources Ltd.	1,999,707	14,266,701	0.8%
IOOF Holdings Ltd.	3,815,495	11,809,268	0.7%
IRESS Ltd.	1,225,060	11,168,044	0.6%
* Lynas Rare Earths Ltd.	1,615,350	9,011,232	0.5%
# Metcash Ltd.	6,296,220	19,404,717	1.1%
nib holdings Ltd.	2,951,426	14,861,717	0.8%
* Orocobre Ltd.	2,264,756	15,294,789	0.8%
Orora Ltd.	5,931,076	14,837,472	0.8%
Pendal Group Ltd.	2,058,779	10,413,306	0.6%
Perpetual Ltd.	376,124	10,750,588	0.6%
* Perseus Mining Ltd.	8,114,950	9,622,883	0.5%
Premier Investments Ltd.	458,786	10,647,565	0.6%
Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122	0.9%
Sandfire Resource Ltd.	2,725,681	11,481,645	0.6%
Sims Ltd.	1,175,465	12,796,166	0.7%
Spark Infrastructure Group	10,978,157	23,274,771	1.3%
* Star Entertainment Grp Ltd.	3,941,041	10,951,914	0.6%
Steadfast Group Ltd.	3,596,653	12,654,068	0.7%
Super Retail Group Ltd.	1,085,264	10,646,830	0.6%
Technology One Ltd.	1,674,190	15,547,005	0.9%
* Webjet Ltd.	2,061,672	9,866,315	0.5%
* Whitehaven Coal Ltd.	5,382,983	10,652,888	0.6%
#* Zip Co. Ltd.	1,986,170	9,816,301	0.5%
Other Securities		645,675,521	35.1%
TOTAL AUSTRALIA		1,109,683,609	60.9%

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
CHINA — (0.0%)
Other Securities		$138,963	0.0%

HONG KONG — (21.0%)
ASM Pacific Technology Ltd.	1,406,800	15,222,149	0.8%
# Kerry Logistics Network Ltd.	4,063,500	9,853,152	0.5%
Luk Fook Holdings International Ltd.	3,577,000	9,748,695	0.5%
Pacific Basin Shipping Ltd.	32,170,000	14,846,663	0.8%
VTech Holdings Ltd.	1,345,100	10,357,891	0.6%
Other Securities		331,012,861	18.2%
TOTAL HONG KONG		391,041,411	21.4%

NEW ZEALAND — (6.5%)
Chorus Ltd.	2,826,320	12,906,707	0.7%
# Freightways Ltd.	976,177	9,063,774	0.5%
Infratil Ltd.	3,435,660	20,385,406	1.1%
Mainfreight Ltd.	156,515	10,085,924	0.6%
SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406	0.6%
Summerset Group Holdings Ltd.	985,298	10,250,669	0.6%
Other Securities		46,763,116	2.5%
TOTAL NEW ZEALAND		120,778,002	6.6%

SINGAPORE — (10.5%)
Sembcorp Industries Ltd.	6,027,400	8,995,759	0.5%
Singapore Press Holdings Ltd.	7,439,300	10,978,277	0.6%
Other Securities		176,291,309	9.7%
TOTAL SINGAPORE		196,265,345	10.8%

UNITED STATES — (0.1%)
Other Securities		1,189,681	0.1%
TOTAL COMMON STOCKS		1,819,097,011	99.8%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Security		68,066	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		138	0.0%
HONG KONG — (0.0%)
Other Security		7,842	0.0%
NEW ZEALAND — (0.0%)
Other Security		15,450	0.0%

The Asia Pacific Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.0%)
Other Securities		$16,264	0.0%
TOTAL RIGHTS/WARRANTS		39,694	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)		1,819,204,771

		Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term Investment Fund	3,509,676	40,606,949	2.2%
TOTAL INVESTMENTS—(100.0%) (Cost $1,643,976,673)		$1,859,811,720	102.0%

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949
TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
Daily Mail & General Trust PLC, Class A	1,003,074	$14,237,131	0.7%
Other Securities		57,764,428	3.1%
TOTAL COMMUNICATION SERVICES		72,001,559	3.8%

CONSUMER DISCRETIONARY — (19.8%)
Bellway PLC	417,887	18,961,147	1.0%
* Countryside Properties PLC	2,922,469	18,812,341	1.0%
Domino’s Pizza Group PLC	3,262,553	17,283,266	0.9%
* Frasers Group PLC	1,628,144	14,351,413	0.8%
Games Workshop Group PLC	157,764	20,837,762	1.1%
Greggs PLC	636,335	26,596,851	1.4%
Inchcape PLC	2,550,326	28,784,465	1.5%
* Marks & Spencer Group PLC	7,572,745	19,035,955	1.0%
Pets at Home Group PLC	3,262,961	21,532,073	1.1%
* Playtech PLC	1,947,421	18,527,516	1.0%
Redrow PLC	1,602,850	14,112,668	0.8%
Vistry Group PLC	898,922	15,053,083	0.8%
Other Securities		142,754,262	7.5%
TOTAL CONSUMER DISCRETIONARY		376,642,802	19.9%

CONSUMER STAPLES — (6.7%)
Britvic PLC	1,748,990	21,232,260	1.1%
Cranswick PLC	374,680	17,707,906	0.9%
Fevertree Drinks PLC	655,368	20,392,946	1.1%
Tate & Lyle PLC	2,419,131	21,435,384	1.1%
Other Securities		46,754,593	2.5%
TOTAL CONSUMER STAPLES		127,523,089	6.7%

ENERGY — (2.3%)
Other Securities		44,336,800	2.3%

FINANCIALS — (16.6%)
* Beazley PLC	3,279,338	17,442,492	0.9%
Close Brothers Group PLC	970,236	19,112,250	1.0%
Hiscox Ltd	1,621,850	18,452,426	1.0%
IG Group Holdings PLC	2,149,742	23,326,151	1.2%
Man Group PLC	9,599,081	30,488,754	1.6%
Paragon Banking Group PLC	1,977,656	14,825,635	0.8%
Quilter PLC	10,641,392	22,656,903	1.2%
* Virgin Money UK PLC	5,337,722	14,829,830	0.8%
Other Securities		154,697,225	8.1%
TOTAL FINANCIALS		315,831,666	16.6%

HEALTH CARE — (3.2%)
* CVS Group PLC	436,875	14,888,932	0.8%
Other Securities		46,277,391	2.4%
TOTAL HEALTH CARE		61,166,323	3.2%

The United Kingdom Small Company Series
continued

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (25.6%)
Bodycote PLC	1,252,104	$13,714,783	0.7%
Diploma PLC	628,300	25,821,321	1.4%
Genuit Group PLC	1,416,533	12,853,080	0.7%
Grafton Group PLC	1,582,491	29,066,399	1.5%
Hays PLC	8,705,616	19,729,104	1.0%
IMI PLC	1,193,944	26,662,992	1.4%
* Meggitt PLC	2,411,365	24,757,023	1.3%
Pagegroup PLC	2,014,945	18,283,115	1.0%
Rotork PLC	5,214,504	25,207,456	1.3%
Travis Perkins PLC	1,046,773	22,129,674	1.2%
Ultra Electronics Holdings PLC	566,936	25,121,854	1.3%
Other Securities		243,351,972	12.9%
TOTAL INDUSTRIALS		486,698,773	25.7%

INFORMATION TECHNOLOGY — (8.5%)
Computacenter PLC	514,578	18,918,353	1.0%
Softcat PLC	738,845	19,636,602	1.0%
Spectris PLC	433,873	22,323,692	1.2%
Spirent Communications PLC	4,206,131	16,515,848	0.9%
Other Securities		84,212,380	4.4%
TOTAL INFORMATION TECHNOLOGY		161,606,875	8.5%

MATERIALS — (6.5%)
Hill & Smith Holdings PLC	545,011	13,677,859	0.7%
Marshalls PLC	1,408,571	13,643,131	0.7%
Synthomer PLC	2,263,160	15,684,931	0.8%
Victrex PLC	576,646	18,032,016	1.0%
Other Securities		63,589,179	3.4%
TOTAL MATERIALS		124,627,116	6.6%

REAL ESTATE — (3.7%)
Grainger PLC	4,411,972	18,556,053	1.0%
* IWG PLC	3,858,261	16,364,344	0.9%
Savills PLC	986,247	19,181,608	1.0%
Other Securities		16,005,096	0.8%
TOTAL REAL ESTATE		70,107,101	3.7%

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039	0.8%
Drax Group PLC	2,521,289	18,336,886	1.0%
Other Securities		13,045,684	0.7%
TOTAL UTILITIES		47,346,609	2.5%

TOTAL COMMON STOCKS (Cost $1,462,298,964)		1,887,888,713	99.5%

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	1,351,028	15,631,396	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $1,477,926,404)		$1,903,520,109	100.3%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396
TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
ANDRITZ AG	473,948	$26,919,532	0.4%
Other Securities		187,051,424	2.9%
TOTAL AUSTRIA		213,970,956	3.3%

BELGIUM — (3.8%)
Ackermans & van Haaren NV	177,966	30,604,090	0.5%
D’ieteren Group	194,540	33,543,417	0.5%
Other Securities		197,897,761	3.0%
TOTAL BELGIUM		262,045,268	4.0%

CANADA — (0.0%)
Other Security		709,749	0.0%

DENMARK — (5.3%)
Ringkjoebing Landbobank AS	195,777	24,871,398	0.4%
Royal Unibrew AS	331,556	41,187,654	0.6%
# SimCorp AS	271,754	32,907,854	0.5%
Other Securities		260,732,463	4.0%
TOTAL DENMARK		359,699,369	5.5%

FINLAND — (5.8%)
Huhtamaki Oyj	673,038	29,346,505	0.4%
# Nokian Renkaat Oyj	768,570	28,861,457	0.4%
# Orion Oyj, Class B	636,552	27,564,996	0.4%
Valmet Oyj	924,559	37,533,401	0.6%
Other Securities		271,277,867	4.2%
TOTAL FINLAND		394,584,226	6.0%

FRANCE — (10.4%)
Faurecia SE	649,627	33,928,710	0.5%
Rexel SA	2,125,412	42,245,103	0.7%
* SOITEC	135,169	35,988,721	0.6%
Other Securities		598,104,390	9.1%
TOTAL FRANCE		710,266,924	10.9%

GERMANY — (15.1%)
Aurubis AG	287,587	24,781,328	0.4%
Freenet AG	1,000,321	25,763,506	0.4%
GEA Group AG	742,082	36,548,405	0.6%
# Gerresheimer AG	261,448	23,988,547	0.4%
Hugo Boss AG	459,212	28,754,576	0.4%
* K+S AG	1,479,794	25,500,212	0.4%
Lanxess AG	599,001	40,362,102	0.6%

The Continental Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
#	ProSiebenSat.1 Media SE	1,393,286	$23,338,566	0.4%
	Rheinmetall AG	309,902	30,068,830	0.5%
	TAG Immobilien AG	1,033,296	31,392,640	0.5%
	Other Securities		735,033,666	11.1%
	TOTAL GERMANY		1,025,532,378	15.7%

	IRELAND — (1.0%)
*	Bank of Ireland Group PLC	6,006,044	35,779,124	0.6%
	Other Securities		30,504,504	0.4%
	TOTAL IRELAND		66,283,628	1.0%

	ISRAEL — (3.3%)
	Other Securities		225,995,115	3.4%

	ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846	0.4%
	Azimut Holding SpA	906,940	26,118,330	0.4%
#	Banco BPM SpA	12,107,842	37,652,859	0.6%
	Hera SpA	5,824,869	23,830,941	0.4%
	Italgas SpA	3,792,959	24,098,500	0.4%
	Reply SpA	148,015	28,730,201	0.4%
	Other Securities		396,359,830	6.0%
	TOTAL ITALY		562,534,507	8.6%

	NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206	0.6%
	Arcadis NV	543,636	26,497,175	0.4%
	ASR Nederland NV	931,393	43,537,226	0.7%
	BE Semiconductor Industries NV	464,004	42,394,069	0.7%
	IMCD NV	226,957	50,394,583	0.8%
Ω	Signify NV	673,043	32,613,232	0.5%
	Other Securities		220,230,807	3.3%
	TOTAL NETHERLANDS		455,552,298	7.0%

	NORWAY — (2.0%)
	Other Securities		138,643,309	2.1%

	PORTUGAL — (0.7%)
	Other Securities		50,448,984	0.8%

	SPAIN — (5.2%)
*	Banco de Sabadell SA	36,662,284	29,505,685	0.5%
	Bankinter SA	4,259,580	23,453,290	0.4%
#	Enagas SA	1,045,470	23,459,790	0.4%
	Other Securities		275,109,321	4.1%
	TOTAL SPAIN		351,528,086	5.4%

	SWEDEN — (8.8%)
	Other Securities		598,208,203	9.1%

The Continental Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (15.1%)
	Allreal Holding AG	118,457	$25,053,150	0.4%
*	ams AG	1,241,971	24,588,933	0.4%
	Belimo Holding AG	62,238	36,184,269	0.6%
	Bucher Industries AG	55,557	28,039,159	0.4%
*	Flughafen Zurich AG	133,405	24,091,216	0.4%
	Georg Fischer AG	32,352	48,950,258	0.8%
	Helvetia Holding AG	249,056	29,635,381	0.5%
	Interroll Holding AG	4,928	23,908,178	0.4%
	PSP Swiss Property AG	341,202	42,652,293	0.7%
	Siegfried Holding AG	33,622	32,339,058	0.5%
Ω	VAT Group AG	148,293	70,888,598	1.1%
	Other Securities		641,701,155	9.5%
	TOTAL SWITZERLAND		1,028,031,648	15.7%

	UNITED KINGDOM — (0.1%)
	Other Securities		4,660,893	0.1%

	UNITED STATES — (0.0%)
	Other Security		1,294,368	0.0%

	TOTAL COMMON STOCKS		6,449,989,909	98.6%

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Other Securities		61,732,488	1.0%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRIA — (0.0%)
	Other Securities		12,299	0.0%

	PORTUGAL — (0.0%)
	Other Security		13,912	0.0%

	SPAIN — (0.0%)
	Other Security		715,382	0.0%

	TOTAL RIGHTS/WARRANTS		741,593	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	25,693,219	297,270,547	4.5%
	TOTAL INVESTMENTS—(100.0%) (Cost $4,840,922,007)		$6,809,734,537	104.1%

The Continental Small Company Series
CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	—	$213,970,956	—		$213,970,956
Belgium	$7,688,844	254,356,424	—		262,045,268
Canada	—	709,749	—		709,749
Denmark	—	359,699,369	—		359,699,369
Finland	—	394,584,226	—		394,584,226
France	—	710,226,064	$40,860		710,266,924
Germany	14,482,505	1,011,049,873	—		1,025,532,378
Ireland	—	66,283,628	—		66,283,628
Israel	1,561,556	224,433,559	—		225,995,115
Italy	—	562,534,507	—		562,534,507
Netherlands	—	455,552,298	—		455,552,298
Norway	—	138,643,309	—		138,643,309
Portugal	—	50,448,984	—		50,448,984
Spain	—	351,528,086	—		351,528,086
Sweden	—	598,208,203	—		598,208,203
Switzerland	6,841,780	1,021,189,868	—		1,028,031,648
United Kingdom	—	4,660,893	—		4,660,893
United States	—	1,294,368	—		1,294,368
Preferred Stocks
Germany	—	61,732,488	—		61,732,488
Rights/Warrants
Austria	—	12,299	—		12,299
Portugal	—	13,912	—		13,912
Spain	—	715,382	—		715,382
Securities Lending Collateral	—	297,270,547	—		297,270,547
TOTAL	$30,574,685	$6,779,118,992	$40,860	^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2021

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
	Other Securities		$20,392,287	1.4%

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672	1.3%
	Linamar Corp.	249,534	13,724,773	1.0%
	Other Securities		59,378,275	4.0%
TOTAL CONSUMER DISCRETIONARY			91,351,720	6.3%

CONSUMER STAPLES — (4.4%)
#	Maple Leaf Foods, Inc.	417,087	9,092,604	0.6%
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620	1.5%
	Primo Water Corp.	813,424	12,948,006	0.9%
	Other Securities		32,050,901	2.2%
TOTAL CONSUMER STAPLES			75,414,131	5.2%

ENERGY — (17.1%)
	ARC Resources Ltd.	2,991,363	28,690,593	2.0%
	Crescent Point Energy Corp.	2,888,800	14,518,694	1.0%
#	Crescent Point Energy Corp.	192,400	967,772	0.1%
#	Enerplus Corp.	1,287,055	12,188,336	0.8%
#	Gibson Energy, Inc.	940,791	18,958,733	1.3%
#	Keyera Corp.	445,938	11,429,503	0.8%
*	MEG Energy Corp.	2,470,617	22,138,932	1.5%
#	Parex Resources, Inc.	786,291	15,267,108	1.1%
#	Parkland Corp.	763,190	22,206,264	1.5%
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212	0.9%
#	Whitecap Resources, Inc.	3,150,760	18,915,763	1.3%
	Other Securities		115,895,851	8.0%
TOTAL ENERGY			294,273,761	20.3%

FINANCIALS — (9.6%)
#	Canadian Western Bank	475,702	15,217,390	1.0%
	CI Financial Corp.	967,840	22,068,879	1.5%
#	ECN Capital Corp.	2,488,693	21,637,311	1.5%
#	Element Fleet Management Corp.	1,811,383	19,685,764	1.4%
# *	Home Capital Group, Inc., Class B	303,217	9,839,362	0.7%
#	Laurentian Bank of Canada	412,090	13,875,073	1.0%
	Other Securities		63,879,527	4.3%
TOTAL FINANCIALS			166,203,306	11.4%

HEALTH CARE — (1.2%)
	Other Securities		21,366,735	1.5%

The Canadian Small Company Series
CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (10.3%)
#*	ATS Automation Tooling Systems, Inc.	441,354	$15,017,305	1.0%
#*	Bombardier, Inc., Class B	6,140,801	9,874,106	0.7%
	Finning International, Inc.	890,113	26,352,408	1.8%
	LifeWorks, Inc.	401,948	10,389,719	0.7%
	Richelieu Hardware Ltd.	361,973	12,778,442	0.9%
#	SNC-Lavalin Group, Inc.	655,742	17,638,697	1.2%
	Stantec, Inc.	287,574	15,893,715	1.1%
	Other Securities		69,576,440	4.8%
TOTAL INDUSTRIALS			177,520,832	12.2%

INFORMATION TECHNOLOGY — (2.7%)
	Enghouse Systems Ltd.	263,395	11,422,438	0.8%
# *	Kinaxis, Inc.	99,954	15,513,223	1.1%
	Other Securities		19,131,094	1.3%
TOTAL INFORMATION TECHNOLOGY			46,066,755	3.2%

MATERIALS — (20.7%)
	Alamos Gold, Inc., Class A	2,157,397	16,002,666	1.1%
	Alamos Gold, Inc., Class A	2,642	19,656	0.0%
#	B2Gold Corp.	2,045,993	8,447,822	0.6%
	B2Gold Corp.	1,728,490	7,155,949	0.5%
# *	Capstone Mining Corp.	2,456,528	10,301,697	0.7%
#	Centerra Gold, Inc.	1,270,606	9,527,493	0.7%
#	Endeavour Mining PLC	421,513	10,708,128	0.7%
#	Methanex Corp.	208,917	9,358,725	0.6%
	Methanex Corp.	127,282	5,699,688	0.4%
	SSR Mining, Inc.	988,019	15,583,490	1.1%
#	SSR Mining, Inc.	184,815	2,916,381	0.2%
	Stella-Jones, Inc.	301,231	10,814,232	0.7%
#	Yamana Gold, Inc.	4,784,888	18,790,042	1.3%
	Yamana Gold, Inc.	588,814	2,325,815	0.2%
	Other Securities		229,187,240	15.8%
TOTAL MATERIALS			356,839,024	24.6%

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839	1.0%
	Colliers International Group, Inc.	134,012	19,441,269	1.3%
	Colliers International Group, Inc.	4,163	605,175	0.0%
#	Tricon Residential, Inc.	706,476	10,280,893	0.7%
	Other Securities		16,340,781	1.2%
TOTAL REAL ESTATE			60,403,957	4.2%

The Canadian Small Company Series
CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (8.0%)
# AltaGas Ltd.	508,361	$10,523,763	0.7%
Atco Ltd., Class I	392,922	13,334,457	0.9%
# Boralex, Inc., Class A	549,954	17,019,423	1.2%
# Brookfield Infrastructure Corp., Class A	337,306	20,446,587	1.4%
# Capital Power Corp.	771,649	25,345,452	1.8%
# Innergex Renewable Energy, Inc.	652,084	10,854,015	0.8%
# Superior Plus Corp.	829,579	9,230,206	0.6%
TransAlta Corp.	1,784,708	20,015,956	1.4%
# TransAlta Renewables, Inc.	614,934	9,102,772	0.6%
Other Securities		2,067,716	0.1%
TOTAL UTILITIES		137,940,347	9.5%
TOTAL COMMON STOCKS		1,447,772,855	99.8%

RIGHTS/WARRANTS — (0.0%)

ENERGY — (0.0%)
Other Security		308,498	0.0%
TOTAL RIGHTS/WARRANTS		308,498	0.0%
TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)		1,448,081,353

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (16.0%)
@§ The DFA Short Term Investment Fund	23,890,671	$276,415,069	19.0%
TOTAL INVESTMENTS—(100.0%) (Cost $1,345,455,217)		$1,724,496,422	118.8%

The Canadian Small Company Series
CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069
TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021
(Unaudited)

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $182,218, $127,867, $13,499, $262,503 and $212,379 of securities on loan, respectively)	$3,263,266	$1,770,401	$1,854,357	$6,373,564	$1,379,311
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $49,708, $28,404, $14,589, $264,811 and $212,493, respectively)	49,715	28,405	14,591	264,806	212,486
Foreign Currencies at Value	5,294	22,330	—	801	11,339
Cash	241	2,932	118	19,826	613
Receivables:
Investment Securities Sold	2,819	2,165	3,665	—	1,316
Dividends, Interest and Tax Reclaims	5,649	2,817	11,642	20,412	9,667
Securities Lending Income	146	405	7	470	157
Futures Margin Variation	—	143	—	—	—
Unrealized Gain on Foreign Currency Contracts	—	—	—	13	—
Prepaid Expenses and Other Assets	—	1	1	—	—
Total Assets	3,327,130	1,829,599	1,884,381	6,679,892	1,614,889
LIABILITIES:
Payables:
Due to Custodian	—	—	2,382	—	—
Upon Return of Securities Loaned	49,756	28,414	14,593	264,907	212,530
Investment Securities Purchased	—	8,881	—	8,370	—
Due to Advisor	278	147	153	530	116
Futures Margin Variation	—	—	—	—	25
Unrealized Loss on Foreign Currency Contracts	—	—	—	3	—
Accrued Expenses and Other Liabilities	513	259	252	761	176
Total Liabilities	50,547	37,701	17,380	274,571	212,847
NET ASSETS	$3,276,583	$1,791,898	$1,867,001	$6,405,321	$1,402,042
Investment Securities at Cost	$2,872,647	$1,640,666	$1,422,092	$4,452,682	$1,062,298
Foreign Currencies at Cost	$5,288	$22,050	$(2,380)	$795	$11,214

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2021

(Amounts in thousands)

	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*	The Continental Small Company Series*	The Canadian Small Company Series*
ASSETS:
Investment Securities at Value (including $126,139, $139,195, $13,650, $279,785 and $271,498 of securities on loan, respectively)	$3,387,960	$1,819,205	$1,887,889	$6,512,464	$1,448,081
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $61,477, $40,602, $15,627, $297,243 and $276,398)	61,490	40,607	15,631	297,271	276,415
Foreign Currencies at Value	1,399	4,461	5,028	3,116	1,148
Cash	1,080	71	500	5	2
Receivables:
Investment Securities Sold	3,578	5,517	1,844	1,462	1,655
Dividends, Interest and Tax Reclaims	24,682	216	5,823	23,213	643
Securities Lending Income	124	337	7	348	189
Unrealized Gain on Foreign Currency Contracts	5	1	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	—
Total Assets	3,480,318	1,870,415	1,916,722	6,837,879	1,728,133
LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,522	40,608	15,631	297,321	276,415
Investment Securities Purchased	1,796	6,388	3,386	—	—
Due to Advisor	291	152	161	544	122
Futures Margin Variation	—	—	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	—	—
Accrued Expenses and Other Liabilities	565	300	268	909	188
Total Liabilities	64,174	47,448	19,446	298,774	276,725
NET ASSETS	$3,416,144	$1,822,967	$1,897,276	$6,539,105	$1,451,408
Investments Securities at Cost	$2,886,201	$1,603,374	$1,462,299	$4,543,679	$1,069,057
Foreign Currencies at Cost	$1,398	$4,419	$5,057	$3,111	$1,147

*	See Note J in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2021

(Amounts in thousands)

	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#	The Continental Small Company Series#	The Canadian Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,717, $667, $525, $21,096 and $3,954 respectively)	$69,576	$61,273	$45,323	$126,316	$24,196
Non Cash Income
Income from Securities Lending	1,944	3,634	478	7,004	2,268
Total Investment Income	71,520	64,907	45,801	133,320	26,464
Expenses
Investment Management Fees	3,206	1,834	1,924	5,961	1,308
Accounting & Transfer Agent Fees	144	78	81	270	52
Custodian Fees	385	200	81	698	75
Shareholders’ Reports	26	23	23	28	15
Directors’/Trustees’ Fees & Expenses	36	22	21	64	15
Professional Fees	38	22	24	87	47
Other	108	68	60	229	40
Total Expenses	3,943	2,247	2,214	7,337	1,552
Fees Paid Indirectly (Note C)	3	1	1	8	2
Net Expenses	3,940	2,246	2,213	7,329	1,550
Net Investment Income (Loss)	67,580	62,661	43,588	125,991	24,914
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	106,212	188,465	99,258	392,015	167,819
Affiliated Investment Companies Shares Sold	4	(3)	1	2	(11)
Futures	—	—	(120)	—	42
Foreign Currency Transactions	(32)	(238)	291	(1,344)	445
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	204,124	322,334	602,698	1,753,296	390,372
Affiliated Investment Companies Shares	(6)	(1)	(3)	(21)	(6)
Translation of Foreign Currency Denominated Amounts	(657)	8	25	(445)	3
Net Realized and Unrealized Gain (Loss)	309,645	510,565	702,150	2,143,503	558,664
Net Increase (Decrease) in Net Assets Resulting from Operations	$377,225	$573,226	$745,738	$2,269,494	$583,578

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small Company Series
	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$67,580	$69,080
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	106,212	(64,936)
Affiliated Investment Companies Shares Sold	4	(9)
Foreign Currency Transactions	(32)	228
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	204,124	(116,647)
Affiliated Investment Companies Shares	(6)	9
Translation of Foreign Currency-Denominated Amounts	(657)	182
Net Increase (Decrease) in Net Assets Resulting from Operations	377,225	(112,093)
Transactions in Interest:
Contributions	441,236	71,736
Withdrawals	(345,470)	(764,667)
Net Increase (Decrease) from Transactions in Interest	95,766	(692,931)
Total Increase (Decrease) in Net Assets	472,991	(805,024)
Net Assets
Beginning of Year	2,943,153	3,748,177
End of Year	$3,416,144	$2,943,153

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,661	$62,699	$43,588	$42,407
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	188,465	(77,003)	99,258	(34,350)
Affiliated Investment Companies Shares Sold	(3)	(11)	1	(1)
Futures	—	608	(120)	(394)
Foreign Currency Transactions	(238)	(267)	291	(444)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	322,334	(1,299)	602,698	(329,338)
Affiliated Investment Companies Shares	(1)	1	(3)	4
Translation of Foreign Currency-Denominated Amounts	8	1	25	(381)
Net Increase (Decrease) in Net Assets Resulting from Operations	573,226	(15,271)	745,738	(322,497)
Transactions in Interest:
Contributions	105,831	82,954	46,399	5,810
Withdrawals	(383,104)	(182,512)	(370,643)	(484,982)
Net Increase (Decrease) from Transactions in Interest	(277,273)	(99,558)	(324,244)	(479,172)
Total Increase (Decrease) in Net Assets	295,953	(114,829)	421,494	(801,669)
Net Assets
Beginning of Year	1,527,014	1,641,843	1,475,782	2,277,451
End of Year	$1,822,967	$1,527,014	$1,897,276	$1,475,782

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$125,991	$109,276	$24,914	$20,882
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	392,015	92,887	167,819	(221,703)
Affiliated Investment Companies Shares Sold	2	(26)	(11)	(8)
Futures	—	(260)	42	—
Foreign Currency Transactions	(1,344)	1,299	445	(151)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,753,296	(384,869)	390,372	206,814
Affiliated Investment Companies Shares	(21)	(9)	(6)	3
Translation of Foreign Currency-Denominated Amounts	(445)	825	3	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,269,494	(180,877)	583,578	5,835
Transactions in Interest:
Contributions	513,046	135,156	164,451	6,817
Withdrawals	(845,380)	(959,829)	(267,504)	(190,384)
Net Increase (Decrease) from Transactions in Interest	(332,334)	(824,673)	(103,053)	(183,567)
Total Increase (Decrease) in Net Assets	1,937,160	(1,005,550)	480,525	(177,732)
Net Assets
Beginning of Year	4,601,945	5,607,495	970,883	1,148,615
End of Year	$6,539,105	$4,601,945	$1,451,408	$970,883

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	13.08%	(1.93)%	4.47%	(7.46)%	27.10%	38.31%	0.14%	5.27%	(8.14)%	16.21%
Net Assets, End of Year (thousands)	$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049	$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.13%	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.11%	2.13%	2.32%	1.90%	1.90%	3.42%	4.21%	4.11%	3.96%	3.82%
Portfolio Turnover Rate	11%	5%	12%	17%	13%	19%	18%	18%	18%	14%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	51.93%	(14.87)%	10.67%	(8.90)%	29.87%	51.24%	(2.23)%	8.43%	(10.78)%	34.27%
Net Assets, End of Year (thousands)	$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912	$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.11%	0.12%	0.12%	0.12%	0.13%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.38%	3.43%	3.23%	3.40%	2.11%	2.15%	2.74%	2.51%	2.33%
Portfolio Turnover Rate	12%	9%	18%	14%	9%	17%	8%	17%	15%	13%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	The Canadian Small Company Series
	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
Total Return	59.72%	6.02%	1.00%	(10.44%)	12.10%
Net Assets, End of Year (thousands)	$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	27%	18%	12%	14%	22%

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:  The Series use a fair value hierarchy which prioritizes the inputs-to- valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2021, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2021, the Series’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2021, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The Japanese Small Company Series	$3
The Asia Pacific Small Company Series	1
The United Kingdom Small Company Series	1
The Continental Small Company Series	8
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2021, the total related amounts paid by the Trust to the CCO were $26 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2021, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$101
The Asia Pacific Small Company Series	52
The United Kingdom Small Company Series	62
The Continental Small Company Series	141
The Canadian Small Company Series	32

E. Purchases and Sales of Securities:

For the year ended October 31, 2021, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
The Japanese Small Company Series	$508,748	$350,428
The Asia Pacific Small Company Series	343,076	514,881
The United Kingdom Small Company Series	217,918	364,730
The Continental Small Company Series	966,589	1,164,474
The Canadian Small Company Series	347,529	402,802

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2021, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows(amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2021	Shares as of October 21, 2021	Dividend Income	Capital Gain Distributions
The Japanese Small Company Series
The DFA Short Term Investment Fund	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—
Total	$57,849	$466,337	$462,694	$4	$(6)	$61,490	5,315	$39	—

The Asia Pacific Small Company
The DFA Short Term Investment Fund	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—
Total	$42,048	$240,238	$241,675	$(3)	$(1)	$40,607	3,510	$26	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$31,246	$119,684	$135,297	$1	$(3)	$15,631	1,351	$17	—
Total	$31,246	$119,694	$135,297	$1	$(3)	$15,631	1,351	$17	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—
Total	$324,418	$1,169,762	$1,196,890	$2	$(21)	$297,271	25,693	$188	—

The Canadian Small Company
The DFA Short Term Investment Fund	$146,332	$1,107,263	$977,163	$(11)	$(6)	$276,415	23,891	$126	—
Total	$146,332	$1,107,263	$917,163	$(11)	$(6)	$276,415	23,891	$126	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2021, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$3,036,953	$763,330	$(350,827)	$412,503
The Asia Pacific Small Company Series	1,685,638	452,057	(277,883)	174,174
The United Kingdom Small Company Series	1,501,097	609,599	(207,176)	402,423
The Continental Small Company Series	4,892,350	2,378,869	(461,485)	1,917,384
The Canadian Small Company Series	1,375,270	436,055	(86,829)	349,226

The difference between GAAP-basis and tax basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as Brexit). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2021 was as follows (amounts in thousands):

Futures*
The Canadian Small Company Series	$143

*	Average Notional Value of contracts

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2021 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts(1)
The United Kingdom Small Company Series	$(120)	$(120	)*
The Canadian Small Company Series	42	42	*

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
*	As of October 31, 2021, there were no futures contracts outstanding. During the year ended October 31, 2021, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 7, 2021 with its domestic custodian bank. A line of credit with similar terms was in effect through April 7, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 6, 2022.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2021. A line of credit with similar terms was in effect through January 2, 2021. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2022.

For the year ended October 31, 2021, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2021
The Japanese Small Company Series	0.84%	6,222	15	$2	13,135	—
The Asia Pacific Small Company Series	0.83%	2,110	53	3	30,520	—
The United Kingdom Small
Company Series	0.84%	168	8	—	578	—
The Continental Small Company Series	0.83%	44	1	—	44	—
The Canadian Small Company Series	0.83%	1,329	4	—	4,792	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2021, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2021.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2021, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2021, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
The Japanese Small Company Series	$34,237	$17,480	$3,830
The Asia Pacific Small Company Series	6,846	57,762	28,154
The United Kingdom Small Company Series	30,321	22,619	5,816
The Continental Small Company Series	32,712	81,693	28,056
The Canadian Small Company Series	24,127	76,420	23,603

J. Securities Lending:

As of October 31, 2021, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Market Value
The Japanese Small Company Series	$74,105
The Asia Pacific Small Company Series	113,646
The Continental Small Company Series	14,824
The Canadian Small Company Series	8,445

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the Money Market Series), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2021:

	Remaining Contractual Maturity of the Agreements As of October 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Japanese Small Company Series
Common Stocks	$ 61,522	—	—	—	$61,522
The Asia Pacific Small Company Series
Common Stocks	40,608	—	—	—	40,608
The United Kingdom Small Company Series
Common Stocks	15,631	—	—	—	15,631
The Continental Small Company Series
Common Stocks, Rights/Warrants	297,321	—	—	—	297,321
The Canadian Small Company Series
Common Stocks, Rights/Warrants	276,415	—	—	—	276,415

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022.

Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Coronavirus (COVID-19) Pandemic:

The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Series’ performance.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Series have divested of all publicly traded securities identified as CMIC’s listed in the Order.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all other subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (five of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021, and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2021

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees: an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were four Nominating Committee meetings held during the fiscal year ended October 31, 2021.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2021.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	137 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	137 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984), Director, TNB Inc. (bank) (since 2020).	137 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director/Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	137 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director/Trustee	DFAIDG – Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992, ETF Trust – Since 2020	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	137 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013- 2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	137 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (14 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019).	137 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG – Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993, ETF Trust – Since 2020	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009- 2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	137 portfolios in 5 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and ETF Trust Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund as of October 31, 2021. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below held the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

●  all the DFA Entities (since 2001)

●  DFA Australia Limited (since 2002)

●  Dimensional Fund Advisors Ltd. (since 2002)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

●  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

●  DFAIDG, DIG, DFAITC and DEM (since September 2019)

●  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

●  all the DFA entities (since 2017)

●  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors Canada ULC

●  Dimensional Japan Ltd.

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Ltd.

●  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

●  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

●  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

●  all the DFA Entities

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

●  all the DFA entities (since 2017)

●  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

●  Dimensional Japan Ltd.

President and Director (since 2016) of

●  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

●  DFA Australia Limited

Director (since 2016) of

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Hong Kong Limited

Vice President (since 2016) of

●  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

●  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

●  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of

Global Institutional Services (2014-2018) for

●  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

●  the DFA Fund Complex

●  ETF Trust

Executive Vice President (since January 2020)

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investments LLC

●  DFA Securities LLC

Chief Operating Officer (since December 2019)

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investments LLC

●  DFA Securities LLC

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 - June 2021) of

●  the DFA Fund Complex

●  ETF Trust

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

●  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations

Managing Director (2014 – 2018) of

●  BlackRock Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

●  the DFA Fund Complex

●  ETF Trust

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Canada ULC

●  DFA Securities LLC

●  Dimensional Advisors Ltd.

●  Dimensional Fund Advisors LP

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Pte. Ltd.

●  Dimensional Holdings Inc.

●  Dimensional Hong Kong Limited

●  Dimensional Investment LLC

Vice President (since March 2021) of

●  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treaurer (2003 – 2017) of Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

●  the DFA Fund Complex

●  ETF Trust

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

●  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

●  all the DFA Entities

Vice President (since June 2020)

●  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

●  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President (since 2015) of

●  all the DFA Entities

Assistant Treasurer (since 2017) of

●  the DFA Fund Complex

Vice President and Assistant Treasurer (since June 2020)

●  ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for

●  Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of ● all the DFA Entities (since 2010) ● ETF Trust (since June 2020) ● Dimensional Cayman Commodity Fund I Ltd. (since 2010)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

●  the DFA Fund Complex

●  ETF Trust

Formerly, Director (May 2019 – January 2021) at

●  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

●  OppenheimerFunds, Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

●  the DFA Fund Complex (since 2017)

●  ETF Trust (since June 2020)

General Counsel (since 2001) of

●  All the DFA Entities (since 2001)

Executive Vice President (since 2017) and Secretary (since 2000) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  DFA Securities LLC

●  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

●  Dimensional Fund Advisors Canada ULC (since 2003)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd. (since 2012)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

●  Dimensional Funds plc (since 2002)

●  Dimensional Funds II plc (since 2006)

●  Director of Dimensional Japan Ltd. (since 2012)

●  Dimensional Advisors Ltd. (since 2012)

●  Dimensional Fund Advisors Pte. Ltd. (since 2012)

●  Dimensional Hong Kong Limited (since 2012)

●  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

●  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

●  the DFA Fund Complex

Formerly, Vice President of

●  Dimensional Fund Advisors LP (1997 – 2017)

●  Dimensional Holdings Inc. (2006 – 2017)

●  DFA Securities LLC (1997 – 2017)

●  Dimensional Investment LLC (2009 – 2017)

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

●  the DFA Fund Complex

●  ETF Trust

Vice President (since December 2012) and Chief Compliance Officer

(since July 2020) of:

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

●  DFA Australia Limited

●  Dimensional Fund Advisors Ltd.

●  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

●  DFA Fund Complex

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

●  DFA Fund Complex

Formerly, Director (2019-2021) of:

●  Dimensional Ireland Limited

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

●  the DFA Fund Complex

Vice President and Secretary of

●  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Vice President of

●  DFA Securities LLC (since 2010)

●  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

●  Dimensional Fund Advisors Canada ULC (since 2016)

Randy C. Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since 2020)

●  all the DFA Funds

●  ETF Trust

Vice President (since 2016) of

●  DFA Securities LLC

●  Dimensional Fund Advisors LP

●  Dimensional Holdings Inc.

●  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

●  Dimensional Investment Advisors LP (January 2020 – August 2020 and

July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

●  Dimensional Investment Advisors LP (April 2017 – January 2020)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

●  all the DFA Entities (since 2017)

●  Dimensional Fund Advisors Canada ULC (since 2017)

●  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

●  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

●  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since

2017) of

●  Dimensional Cayman Commodity Fund I Ltd.

Director of

●  Dimensional Funds plc (since 2014)

●  Dimensional Fund II plc (since 2014)

●  Dimensional Holdings Inc. (since 2017)

●  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

●  Dimensional Japan Ltd. (2016 – 2017)

●  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer

(2014 – 2017) of

●  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

●  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

●  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

●  Dimensional Fund Advisors Pte. Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

●  the DFA Fund Complex (since March 2020)

●  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

●  Dimensional Holdings Inc.

●  Dimensional Fund Advisors LP

●  Dimensional Investment LLC

●  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

●  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Distributor for the SA Funds:
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds objectives and policies, experience of its management, and other information.

Item 1 (b)

Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc. *	500	$78,500
Boeing Co. (The) *	8,201	1,651,025
BWX Technologies, Inc.	2,913	139,475
Curtiss-Wright Corp.	847	117,454
General Dynamics Corp.	3,914	815,952
HEICO Corp.	574	82,782
HEICO Corp., Class A	625	80,325
HEXCEL Corp. *	778	40,300
Howmet Aerospace, Inc.	1,946	61,941
Huntington Ingalls Industries, Inc.	827	154,434
L3Harris Technologies, Inc.	2,258	481,496
Lockheed Martin Corp.	6,768	2,405,415
Northrop Grumman Corp.	3,844	1,487,897
Raytheon Technologies Corp.	14,657	1,261,381
Textron, Inc.	3,918	302,470
TransDigm Group, Inc. *	1,007	640,734
		9,801,581
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	301,364
Expeditors International of Washington, Inc.	3,525	473,372
FedEx Corp.	5,009	1,295,528
GXO Logistics, Inc. *	1,934	175,665
United Parcel Service, Inc., Class B	14,911	3,196,024
		5,441,953
Airlines — 0.1%
Alaska Air Group, Inc. *	3,201	166,772
American Airlines Group, Inc. *	9,642	173,170
Delta Air Lines, Inc. *	4,487	175,352
JetBlue Airways Corp. *	3,600	51,264
Southwest Airlines Co. *	5,800	248,472
United Airlines Holdings, Inc. *	2,884	126,262
		941,292
Auto Components — 0.2%
Aptiv PLC *	4,280	705,986
Autoliv, Inc.	1,465	151,496
BorgWarner, Inc.	3,685	166,083
Fox Factory Holding Corp. *	422	71,782
Gentex Corp.	4,249	148,078
Lear Corp.	957	175,083
		1,418,508
Automobiles — 1.7%
Ford Motor Co.	38,192	793,248
General Motors Co. *	19,500	1,143,285
Harley-Davidson, Inc.	2,235	84,237
Tesla, Inc. *	10,040	10,610,071
Thor Industries, Inc.	1,179	122,345
		12,753,186
Beverages — 1.6%
Boston Beer Co., Inc. (The), Class A *	216	109,102
Brown-Forman Corp., Class A	1,202	81,484
Brown-Forman Corp., Class B	7,400	539,164
Coca-Cola Co. (The)	76,728	4,543,065
Constellation Brands, Inc., Class A	1,922	482,364
Keurig Dr Pepper, Inc.	3,375	124,403
Molson Coors Beverage Co., Class B	1,400	64,890
Monster Beverage Corp. *	4,711	452,444
PepsiCo, Inc.	32,416	5,630,983
		12,027,899

Biotechnology — 1.8%
AbbVie, Inc.	39,827	5,392,576
Alnylam Pharmaceuticals, Inc. *	1,198	203,157
Amgen, Inc.	12,097	2,721,462
Biogen, Inc. *	2,404	576,768
BioMarin Pharmaceutical, Inc. *	1,169	103,281
CRISPR Therapeutics AG *@	204	15,459
Denali Therapeutics, Inc. *	512	22,835
Exact Sciences Corp. *	1,421	110,597
Exelixis, Inc. *	3,578	65,406
Gilead Sciences, Inc.	23,535	1,708,876
Halozyme Therapeutics, Inc. *	2,100	84,441
Horizon Therapeutics PLC *	1,910	205,822
Incyte Corp. *	2,108	154,727
Intellia Therapeutics, Inc. *	455	53,799
Moderna, Inc. *	2,583	656,030
Natera, Inc. *	408	38,103
Neurocrine Biosciences, Inc. *	608	51,783
Novavax, Inc. *	517	73,967
Regeneron Pharmaceuticals, Inc. *	1,543	974,436
Seagen, Inc. *	1,042	161,093
Twist Bioscience Corp. *	200	15,478
United Therapeutics Corp. *	835	180,427
Vertex Pharmaceuticals, Inc. *	2,363	518,915
		14,089,438
Building Products — 0.7%
A.O. Smith Corp.	3,112	267,165
Advanced Drainage Systems, Inc.	1,220	166,079
Allegion PLC	3,064	405,796
Armstrong World Industries, Inc.	1,390	161,407
Builders FirstSource, Inc. *	2,521	216,075
Carlisle Cos., Inc.	1,113	276,157
Carrier Global Corp.	15,513	841,425
Fortune Brands Home & Security, Inc.	2,630	281,147
Johnson Controls International PLC	4,323	351,503
Lennox International, Inc.	835	270,841
Masco Corp.	4,275	300,190
Owens Corning	2,802	253,581
Simpson Manufacturing Co., Inc.	1,080	150,196
Trane Technologies PLC	4,259	860,446
Trex Co., Inc. *	3,239	437,362
UFP Industries, Inc.	812	74,712
Zurn Water Solutions Corp.	1,200	43,680
		5,357,762
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	600	98,706
Ameriprise Financial, Inc.	1,870	564,104
Ares Management Corp., Class A	1,606	130,520
Bank of New York Mellon Corp. (The)	6,394	371,364
BlackRock, Inc.	1,720	1,574,763
Blackstone, Inc.	6,683	864,713
Cboe Global Markets, Inc.	1,923	250,759
Charles Schwab Corp. (The)	14,444	1,214,740
CME Group, Inc.	2,477	565,895
FactSet Research Systems, Inc.	1,171	569,118
Franklin Resources, Inc.	3,976	133,156
Goldman Sachs Group, Inc. (The)	3,831	1,465,549
Hamilton Lane, Inc. Class A	723	74,917
Houlihan Lokey, Inc.	1,466	151,760
Interactive Brokers Group, Inc., Class A	1,683	133,664
Intercontinental Exchange, Inc.	5,581	763,313
Invesco Ltd.	4,344	99,999
Janus Henderson Group PLC	1,850	77,589
Jefferies Financial Group, Inc.	1,620	62,856
KKR & Co., Inc.	7,268	541,466
Lazard Ltd., Class A	1,200	52,356
LPL Financial Holdings, Inc.	2,331	373,170
MarketAxess Holdings, Inc.	900	370,143

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Moelis & Co., Class A	1,252	$78,263
Moody’s Corp.	4,462	1,742,768
Morgan Stanley	19,967	1,959,961
Morningstar, Inc.	500	170,995
MSCI, Inc.	1,585	971,114
Nasdaq, Inc.	1,912	401,539
Northern Trust Corp.	2,859	341,965
Raymond James Financial, Inc.	3,195	320,778
S&P Global, Inc.	5,432	2,563,524
SEI Investments Co.	3,132	190,864
State Street Corp.	1,628	151,404
Stifel Financial Corp.	2,529	178,092
T. Rowe Price Group, Inc.	4,513	887,436
Tradeweb Markets, Inc., Class A	683	68,396
Virtu Financial, Inc., Class A	1,430	41,227
		20,572,946
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,588	1,091,685
Albemarle Corp.	956	223,484
Ashland Global Holdings, Inc.	970	104,430
Avient Corp.	700	39,165
Axalta Coating Systems Ltd. *	1,231	40,771
Balchem Corp.	893	150,560
Celanese Corp.	1,968	330,742
CF Industries Holdings, Inc.	2,192	155,150
Chemours Co. (The)	1,100	36,916
Corteva, Inc.	5,428	256,636
Dow, Inc.	11,163	633,165
DuPont de Nemours, Inc.	4,000	323,120
Eastman Chemical Co.	1,847	223,321
Ecolab, Inc.	4,800	1,126,032
Element Solutions, Inc.	3,000	72,840
FMC Corp.	1,937	212,857
Huntsman Corp.	4,705	164,110
International Flavors & Fragrances, Inc.	2,270	341,975
Linde PLC	5,832	2,020,380
LyondellBasell Industries NV, Class A	6,211	572,841
Mosaic Co. (The)	4,606	180,970
Olin Corp.	1,800	103,536
PPG Industries, Inc.	4,454	768,048
RPM International, Inc.	3,184	321,584
Scotts Miracle-Gro Co. (The)	1,264	203,504
Sensient Technologies Corp.	340	34,020
Sherwin Williams Co. (The)	6,715	2,364,754
Valvoline, Inc.	2,246	83,753
Westlake Chemical Corp.	439	42,640
		12,222,989
Commercial Banks — 2.5%
Bank of America Corp.	70,037	3,115,946
Bank OZK	1,661	77,286
BOK Financial Corp.	300	31,647
Citigroup, Inc.	23,305	1,407,389
Citizens Financial Group, Inc.	454	21,451
Comerica, Inc.	1,832	159,384
Commerce Bancshares, Inc.	2,271	156,109
Community Bank System, Inc.	932	69,415
Cullen/Frost Bankers, Inc.	532	67,069
East West Bancorp, Inc.	2,039	160,428
Fifth Third Bancorp	7,840	341,432
First Citizens Bancshares, Inc., Class A	112	92,942
First Financial Bankshares, Inc.	3,094	157,299
First Horizon Corp.	7,194	117,478
First Republic Bank	1,605	331,449
Glacier Bancorp, Inc.	1,306	74,050
Hancock Whitney Corp.	1,078	53,922
Huntington Bancshares, Inc.	7,352	113,368
JPMorgan Chase & Co.	41,661	6,597,019
KeyCorp	7,104	164,315
M&T Bank Corp.	522	80,169
PacWest Bancorp	700	31,619
Pinnacle Financial Partners, Inc.	300	28,650
PNC Financial Services Group, Inc. (The)	3,193	640,260
Popular, Inc.	2,182	179,011
Prosperity Bancshares, Inc.	1,026	74,180
Regions Financial Corp.	9,428	205,530
ServisFirst Bancshares, Inc.	589	50,030
Signature Bank	385	124,536
South State Corp.	400	32,044
Sterling Bancorp	2,564	66,126
SVB Financial Group *	882	598,208
Synovus Financial Corp.	1,811	86,693
Truist Financial Corp.	9,532	558,099
UMB Financial Corp.	590	62,605
Umpqua Holdings Corp.	2,800	53,872
United Bankshares, Inc.	778	28,226
US Bancorp	20,010	1,123,962
Valley National Bancorp	1,602	22,027
Webster Financial Corp.	826	46,124
Wells Fargo & Co.	31,501	1,511,418
Western Alliance Bancorp	2,242	241,351
Wintrust Financial Corp.	600	54,492
Zions Bancorp NA	2,092	132,131
		19,340,761
Commercial Services & Supplies — 0.6%
Cintas Corp.	2,086	924,453
Clean Harbors, Inc. *	1,200	119,724
Copart, Inc. *	4,707	713,675
IAA, Inc. *	3,052	154,492
MSA Safety, Inc.	600	90,576
Republic Services, Inc.	4,657	649,419
Rollins, Inc.	4,629	158,358
Stericycle, Inc. *	1,544	92,084
Tetra Tech, Inc.	1,092	185,421
UniFirst Corp.	477	100,361
Waste Management, Inc.	9,583	1,599,403
		4,787,966
Communications Equipment — 0.8%
Arista Networks, Inc. *	3,192	458,850
Ciena Corp. *	2,569	197,736
Cisco Systems, Inc.	64,788	4,105,615
F5, Inc. *	1,022	250,094
Juniper Networks, Inc.	4,954	176,907
Lumentum Holdings, Inc. *	1,528	161,617
Motorola Solutions, Inc.	2,888	784,670
Ubiquiti, Inc.	275	84,342
		6,219,831

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals — 8.2%
Apple, Inc.	335,928	$59,650,735
Dell Technologies, Inc., Class C *	6,259	351,568
Hewlett Packard Enterprise Co.	9,599	151,376
HP, Inc.	18,931	713,131
NetApp, Inc.	4,285	394,177
Seagate Technology Holdings PLC	5,624	635,400
Western Digital Corp. *	3,176	207,107
		62,103,494
Construction & Engineering — 0.1%
AECOM *	1,355	104,809
API Group Corp. *	1,855	47,803
EMCOR Group, Inc.	1,400	178,346
MasTec, Inc. *	1,700	156,876
Quanta Services, Inc.	2,721	311,990
Valmont Industries, Inc.	200	50,100
WillScot Mobile Mini Holdings Corp. *	1,927	78,699
		928,623
Construction Materials — 0.1%
Eagle Materials, Inc.	880	146,485
Martin Marietta Materials, Inc.	664	292,505
Summit Materials, Inc., Class A *	1,470	59,006
Vulcan Materials Co.	1,851	384,230
		882,226
Consumer Finance — 0.6%
Ally Financial, Inc.	3,668	174,634
American Express Co.	12,759	2,087,372
Capital One Financial Corp.	4,875	707,314
Credit Acceptance Corp. *	284	195,301
Discover Financial Services	6,077	702,258
OneMain Holdings, Inc.	900	45,036
SLM Corp.	3,100	60,977
Synchrony Financial	6,557	304,179
		4,277,071
Containers & Packaging — 0.4%
Amcor PLC	13,861	166,471
AptarGroup, Inc.	1,483	181,638
Avery Dennison Corp.	2,232	483,384
Ball Corp.	6,941	668,210
Berry Global Group, Inc. *	3,918	289,070
Crown Holdings, Inc.	3,506	387,834
Graphic Packaging Holding Co.	6,877	134,101
International Paper Co.	5,869	275,726
Packaging Corp. of America	1,552	211,305
Sealed Air Corp.	3,059	206,391
Silgan Holdings, Inc.	2,057	88,122
Sonoco Products Co.	1,933	111,901
WestRock Co.	1,629	72,262
		3,276,415
Distributors — 0.2%
Genuine Parts Co.	2,179	305,496
LKQ Corp.	5,410	324,762
Pool Corp.	1,226	693,916
		1,324,174
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	639	80,437
Chegg, Inc. *	1,444	44,331
Service Corp. International	4,767	338,410
Terminix Global Holdings, Inc. *	3,309	149,666
		612,844
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	16,977	5,076,123
Equitable Holdings, Inc.	5,987	196,314
Voya Financial, Inc.	1,519	100,725
		5,373,162
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	76,468	1,881,113
Iridium Communications, Inc. *	3,043	125,645
Lumen Technologies, Inc.	12,123	152,144
Verizon Communications, Inc.	99,340	5,161,706
		7,320,608
Electric Utilities — 1.6%
Alliant Energy Corp.	4,621	284,053
American Electric Power Co., Inc.	8,417	748,861
Avangrid, Inc. @	1,433	71,478
Duke Energy Corp.	13,107	1,374,924
Edison International	6,635	452,839
Entergy Corp.	2,869	323,193
Evergy, Inc.	3,652	250,564
Eversource Energy	5,876	534,599
Exelon Corp.	15,965	922,138
FirstEnergy Corp.	8,176	340,040
Hawaiian Electric Industries, Inc.	2,245	93,168
IDACORP, Inc.	647	73,312
NextEra Energy, Inc.	37,492	3,500,253
NRG Energy, Inc.	6,256	269,508
OGE Energy Corp.	3,314	127,191
PG&E Corp. *	2,100	25,494
Pinnacle West Capital Corp.	1,978	139,627
PNM Resources, Inc.	2,100	95,781
Portland General Electric Co.	1,411	74,670
PPL Corp.	9,200	276,552
Southern Co. (The)	17,830	1,222,781
Xcel Energy, Inc.	9,222	624,329
		11,825,355
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	211,720
AMETEK, Inc.	3,933	578,308
Eaton Corp. PLC	6,023	1,040,895
Emerson Electric Co.	9,630	895,301
Generac Holdings, Inc. *	1,183	416,321
Hubbell, Inc.	1,149	239,302
nVent Electric PLC	2,290	87,020
Plug Power, Inc. *	670	18,914
Regal Rexnord Corp.	1,234	210,002
Rockwell Automation, Inc.	2,895	1,009,921
Sensata Technologies Holding PLC *	2,621	161,690
		4,869,394
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	12,045	1,053,456
Arrow Electronics, Inc. *	830	111,444
Avnet, Inc.	944	38,921
CDW Corp.	3,596	736,389
Cognex Corp.	1,711	133,047
Corning, Inc.	8,949	333,171
Flex Ltd. *	7,316	134,102
II-VI, Inc. *@	900	61,497
IPG Photonics Corp. *	471	81,078
Jabil, Inc.	3,689	259,521
Keysight Technologies, Inc. *	3,226	666,201
Littelfuse, Inc.	380	119,578
National Instruments Corp.	1,428	62,361
Novanta, Inc. *	661	116,554

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
TD SYNNEX Corp.	1,139	$130,256
TE Connectivity Ltd.	3,575	576,791
Teledyne Technologies, Inc. *	573	250,338
Trimble, Inc. *	2,830	246,748
Vontier Corp.	2,967	91,176
Zebra Technologies Corp., Class A *	919	546,989
		5,749,618
Energy Equipment & Services — 0.1%
Baker Hughes Co.	3,464	83,344
ChampionX Corp. *	1,200	24,252
Halliburton Co.	8,047	184,035
NOV, Inc.	4,002	54,227
Schlumberger NV	12,666	379,347
		725,205
Entertainment — 1.2%
Activision Blizzard, Inc.	9,560	636,027
Electronic Arts, Inc.	2,838	374,332
Liberty Media Corp.-Liberty Formula One, Class A *	315	18,692
Liberty Media Corp.-Liberty Formula One, Class C *	2,102	132,930
Live Nation Entertainment, Inc. *	2,466	295,156
Netflix, Inc. *	6,961	4,193,585
Roku, Inc. *	866	197,621
Spotify Technology SA *	457	106,952
Take-Two Interactive Software, Inc. *	1,964	349,042
Walt Disney Co. (The) *	18,097	2,803,044
Zynga, Inc., Class A *	10,858	69,491
		9,176,872
Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings, Inc. *	2,341	156,777
Casey’s General Stores, Inc.	774	152,749
Costco Wholesale Corp.	8,735	4,958,859
Kroger Co. (The)	17,571	795,263
Performance Food Group Co. *	1,336	61,309
Sysco Corp.	10,169	798,775
US Foods Holding Corp. *	1,600	55,728
Walgreens Boots Alliance, Inc.	6,512	339,666
Walmart, Inc.	27,662	4,002,415
		11,321,541
Food Products — 0.8%
Archer-Daniels-Midland Co.	4,142	279,958
Bunge Ltd.	1,401	130,797
Campbell Soup Co.	4,243	184,401
Conagra Brands, Inc.	5,411	184,786
Darling Ingredients, Inc. *	4,810	333,285
Flowers Foods, Inc.	3,652	100,320
Freshpet, Inc. *	258	24,580
General Mills, Inc.	10,109	681,144
Hershey Co. (The)	2,946	569,963
Hormel Foods Corp. @	4,726	230,676
Ingredion, Inc.	1,590	153,658
J.M. Smucker Co. (The)	1,655	224,782
Kellogg Co.	5,495	353,988
Kraft Heinz Co. (The)	5,057	181,546
Lamb Weston Holdings, Inc.	4,603	291,738
Lancaster Colony Corp.	522	86,443
McCormick & Co., Inc.	4,400	425,084
Mondelez International, Inc., Class A	15,911	1,055,058
Pilgrim’s Pride Corp. *	1,700	47,940
Post Holdings, Inc. *	1,501	169,208
Sanderson Farms, Inc.	247	47,197
Tyson Foods, Inc., Class A	5,064	441,378
		6,197,930
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	247,257
National Fuel Gas Co.	1,600	102,304
Southwest Gas Holdings, Inc.	1,343	94,077
UGI Corp.	2,799	128,502
		572,140
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	26,711	3,759,306
ABIOMED, Inc. *	350	125,710
Align Technology, Inc. *	833	547,431
Baxter International, Inc.	8,028	689,124
Becton Dickinson & Co.	2,877	723,508
Boston Scientific Corp. *	10,979	466,388
CONMED Corp.	289	40,969
Cooper Cos., Inc. (The)	521	218,268
DENTSPLY SIRONA, Inc.	1,578	88,037
DexCom, Inc. *	1,090	585,275
Edwards Lifesciences Corp. *	9,300	1,204,815
Envista Holdings Corp. *	2,222	100,123
Globus Medical, Inc., Class A *	1,500	108,300
Hologic, Inc. *	4,904	375,450
ICU Medical, Inc. *	98	23,259
Idexx Laboratories, Inc. *	2,000	1,316,920
Insulet Corp. *	521	138,622
Integra LifeSciences Holdings Corp. *	1,168	78,244
Intuitive Surgical, Inc. *	3,561	1,279,467
LivaNova PLC *	470	41,092
Masimo Corp. *	787	230,418
Medtronic PLC	9,595	992,603
Neogen Corp. *	444	20,162
Novocure Ltd. *	596	44,748
Penumbra, Inc. *	389	111,767
ResMed, Inc.	2,770	721,530
Shockwave Medical, Inc. *	212	37,806
STAAR Surgical Co. *	200	18,260
STERIS PLC	1,118	272,132
Stryker Corp.	4,861	1,299,929
Teleflex, Inc.	364	119,567
Zimmer Biomet Holdings, Inc.	1,186	150,669
		15,929,899
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	1,169	70,958
Amedisys, Inc. *	578	93,567
AmerisourceBergen Corp.	2,652	352,424
AMN Healthcare Services, Inc. *	400	48,932
Anthem, Inc.	3,677	1,704,437
Cardinal Health, Inc.	5,853	301,371
Centene Corp. *	4,920	405,408
Chemed Corp.	339	179,345
CIGNA Corp.	5,519	1,267,328
CVS Health Corp.	14,844	1,531,307
DaVita, Inc. *	2,100	238,896
The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Encompass Health Corp.	2,141	$139,722
Ensign Group, Inc. (The)	687	57,680
Guardant Health, Inc. *	673	67,313
HCA Healthcare, Inc.	4,955	1,273,039
Henry Schein, Inc. *	3,048	236,311
Humana, Inc.	2,269	1,052,498
Laboratory Corp. of America Holdings *	1,685	529,444
McKesson Corp.	2,992	743,721
Molina Healthcare, Inc. *	1,058	336,529
Premier, Inc., Class A	1,383	56,938
Quest Diagnostics, Inc.	2,455	424,740
R1 RCM, Inc. *	1,861	47,437
Select Medical Holdings Corp.	1,200	35,280
Tenet Healthcare Corp. *	1,281	104,645
UnitedHealth Group, Inc.	17,835	8,955,667
Universal Health Services, Inc., Class B	1,628	211,086
		20,466,023
Health Care Technology — 0.2%
Cerner Corp.	5,716	530,845
Change Healthcare, Inc. *	7,084	151,456
Omnicell, Inc. *	700	126,308
Teladoc Health, Inc. *@	659	60,510
Veeva Systems, Inc., Class A *	1,334	340,810
		1,209,929
Hotels, Restaurants & Leisure — 1.8%
Aramark	2,445	90,098
Booking Holdings, Inc. *	578	1,386,755
Boyd Gaming Corp. *	1,142	74,881
Caesars Entertainment, Inc. *	978	91,472
Carnival Corp. *@	6,222	125,187
Chipotle Mexican Grill, Inc. *	423	739,510
Choice Hotels International, Inc.	1,000	155,990
Churchill Downs, Inc.	450	108,405
Darden Restaurants, Inc.	2,002	301,581
Domino’s Pizza, Inc.	716	404,060
Expedia Group, Inc. *	1,275	230,418
Hilton Worldwide Holdings, Inc. *	3,388	528,494
Hyatt Hotels Corp., Class A *	300	28,770
Las Vegas Sands Corp. *	3,185	119,883
Marriott International, Inc., Class A *	5,910	976,568
Marriott Vacations Worldwide Corp.	750	126,735
McDonald’s Corp.	12,813	3,434,781
MGM Resorts International	3,426	153,759
Norwegian Cruise Line Holdings Ltd. *	4,116	85,366
Papa John’s International, Inc.	400	53,388
Penn National Gaming, Inc. *	1,762	91,360
Planet Fitness, Inc. Class A *	1,743	157,881
Royal Caribbean Cruises Ltd. *	2,550	196,095
Starbucks Corp.	19,320	2,259,861
Texas Roadhouse, Inc.	1,257	112,225
Travel + Leisure Co.	1,170	64,666
Vail Resorts, Inc.	666	218,381
Wendy’s Co. (The)	5,687	135,635
Wingstop, Inc.	489	84,499
Wyndham Hotels & Resorts, Inc.	1,765	158,232
Wynn Resorts Ltd. *@	1,565	133,088
Yum! Brands, Inc.	5,539	769,146
		13,597,170
Household Durables — 0.4%
DR Horton, Inc.	5,753	623,913
Garmin Ltd.	2,389	325,310
Helen of Troy Ltd. *	496	121,257
Leggett & Platt, Inc.	3,378	139,038
Lennar Corp., B Shares	72	6,885
Lennar Corp., Class A	3,122	362,652
Meritage Homes Corp. *	900	109,854
Mohawk Industries, Inc. *	600	109,308
Newell Brands, Inc.	5,255	114,769
NVR, Inc. *	68	401,803
PulteGroup, Inc.	4,404	251,733
Sonos, Inc. *@	1,123	33,465
Tempur Sealy International, Inc.	3,440	161,783
Toll Brothers, Inc.	1,650	119,444
TopBuild Corp. *	500	137,955
Whirlpool Corp.	1,555	364,896
		3,384,065
Household Products — 1.5%
Church & Dwight Co., Inc.	5,160	528,900
Clorox Co. (The)	2,311	402,946
Colgate-Palmolive Co.	15,714	1,341,033
Kimberly-Clark Corp.	5,955	851,088
Procter & Gamble Co. (The)	48,462	7,927,414
		11,051,381
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	267,300
Clearway Energy, Inc., Class C	2,400	86,472
Ormat Technologies, Inc. @	741	58,761
Vistra Corp.	3,161	71,976
		484,509
Industrial Conglomerates — 0.8%
3M Co.	14,194	2,521,280
General Electric Co.	6,463	610,560
Honeywell International, Inc.	12,821	2,673,307
Roper Technologies, Inc.	1,264	621,711
		6,426,858
Insurance — 1.6%
Aflac, Inc.	7,013	409,489
Alleghany Corp. *	167	111,488
Allstate Corp. (The)	5,625	661,781
American Financial Group, Inc.	527	72,368
American International Group, Inc.	4,355	247,625
Aon PLC, Class A	5,786	1,739,040
Arch Capital Group Ltd. *	4,493	199,714
Arthur J. Gallagher & Co.	2,823	478,978
Assurant, Inc.	1,143	178,148
Athene Holding Ltd., Class A *	1,250	104,162
Axis Capital Holdings Ltd.	1,300	70,811
Brighthouse Financial, Inc. *	1,077	55,789
Brown & Brown, Inc.	4,399	309,162
Chubb Ltd.	3,380	653,388
Cincinnati Financial Corp.	1,150	131,019
Enstar Group Ltd. *	300	74,277
Erie Indemnity Co., Class A	545	105,000
Everest Re Group Ltd.	191	52,319
Fidelity National Financial, Inc.	5,659	295,287
First American Financial Corp.	2,790	218,262
Globe Life, Inc.	1,141	106,934
Hanover Insurance Group, Inc. (The)	696	91,218
Hartford Financial Services Group, Inc. (The)	4,027	278,024
Kinsale Capital Group, Inc.	257	61,138
Lincoln National Corp.	2,031	138,636
Loews Corp.	1,471	84,965
Markel Corp. *	100	123,400

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Marsh & McLennan Cos., Inc.	9,000	$1,564,380
MBIA, Inc. *	3,900	61,581
MetLife, Inc.	5,593	349,507
Old Republic International Corp.	2,863	70,373
Primerica, Inc.	919	140,855
Principal Financial Group, Inc.	2,619	189,432
Progressive Corp. (The)	10,185	1,045,490
Prudential Financial, Inc.	2,294	248,303
Reinsurance Group of America, Inc.	777	85,074
RenaissanceRe Holdings Ltd.	783	132,585
RLI Corp.	700	78,470
Selective Insurance Group, Inc.	829	67,928
Travelers Companies, Inc. (The)	5,274	825,012
Unum Group	1,700	41,769
W. R. Berkley Corp.	1,770	145,830
Willis Towers Watson PLC	1,050	249,364
		12,348,375
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A *	4,521	13,097,518
Alphabet, Inc., Class C *	4,424	12,801,242
Match Group, Inc. *	3,467	458,511
Meta Platforms, Inc., Class A *	40,998	13,789,677
Pinterest, Inc., Class A *	2,822	102,580
Snap, Inc., Class A *	7,149	336,217
Twitter, Inc. *	5,999	259,277
Ziff Davis, Inc. *	1,013	112,301
Zillow Group, Inc., Class A *	436	27,128
Zillow Group, Inc., Class C *	1,159	74,002
		41,058,453
Internet & Catalog Retail — 4.4%
Amazon.com, Inc. *	9,490	31,642,886
Chewy, Inc., Class A *@	1,075	63,393
eBay, Inc.	13,764	915,306
Etsy, Inc. *	2,669	584,351
Wayfair, Inc., Class A *@	1,109	210,677
		33,416,613
IT Services — 5.0%
Accenture PLC, Class A	13,880	5,753,954
Akamai Technologies, Inc. *	2,286	267,553
Alliance Data Systems Corp.	738	49,129
Amdocs Ltd.	2,698	201,918
Automatic Data Processing, Inc.	9,817	2,420,676
Block, Inc., Class A *	3,728	602,109
Broadridge Financial Solutions, Inc.	3,283	600,198
Cloudflare, Inc., Class A *	1,734	228,021
Cognizant Technology Solutions Corp., Class A	9,261	821,636
Concentrix Corp.	1,139	203,448
DXC Technology Co. *	2,810	90,454
EPAM Systems, Inc. *	781	522,059
Euronet Worldwide, Inc. *	911	108,564
Fidelity National Information Services, Inc.	5,983	653,044
Fiserv, Inc. *	5,324	552,578
FleetCor Technologies, Inc. *	1,396	312,481
Gartner, Inc. *	1,713	572,690
Genpact Ltd.	3,792	201,279
Global Payments, Inc.	3,120	421,762
Globant SA *	394	123,751
GoDaddy, Inc., Class A *	2,437	206,804
International Business Machines Corp.	20,148	2,692,982
Jack Henry & Associates, Inc.	1,300	217,087
Kyndryl Holdings, Inc. *	4,029	72,925
MasterCard, Inc., Class A	21,918	7,875,576
Maximus, Inc.	1,464	116,637
MongoDB, Inc. *	284	150,335
Okta, Inc. *	1,243	278,643
Paychex, Inc.	6,767	923,696
PayPal Holdings, Inc. *	12,255	2,311,048
Twilio, Inc., Class A *	1,065	280,457
VeriSign, Inc. *	1,702	432,002
Visa, Inc., Class A	34,029	7,374,425
Western Union Co. (The)	6,874	122,632
WEX, Inc. *	663	93,079
		37,855,632
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	182,321
Hasbro, Inc.	2,087	212,415
Mattel, Inc. *	7,865	169,570
Peloton Interactive, Inc., Class A *	1,347	48,169
Polaris, Inc.	1,034	113,647
YETI Holdings, Inc. *	1,669	138,243
		864,365
Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A *	538	80,141
Agilent Technologies, Inc.	4,258	679,790
Avantor, Inc. *	9,845	414,868
Bio-Rad Laboratories, Inc., Class A *	223	168,492
Bio-Techne Corp.	473	244,702
Bruker Corp.	2,044	171,512
Charles River Laboratories International, Inc. *	640	241,139
Danaher Corp.	7,238	2,381,374
Illumina, Inc. *	1,686	641,422
IQVIA Holdings, Inc. *	2,790	787,171
Medpace Holdings, Inc. *	500	108,820
Mettler-Toledo International, Inc. *	659	1,118,461
PerkinElmer, Inc.	2,006	403,326
Repligen Corp. *	355	94,018
Syneos Health, Inc. *	927	95,184
Thermo Fisher Scientific, Inc.	5,908	3,942,054
Waters Corp. *	1,391	518,287
West Pharmaceutical Services, Inc.	1,211	567,971
		12,658,732
Machinery — 2.0%
AGCO Corp.	1,297	150,478
Caterpillar, Inc.	12,969	2,681,211
Chart Industries, Inc. *	200	31,898
Colfax Corp. *	1,693	77,827
Crane Co.	1,115	113,429
Cummins, Inc.	2,875	627,152
Deere & Co.	7,430	2,547,673
Donaldson Co., Inc.	2,651	157,098
Dover Corp.	2,615	474,884
Evoqua Water Technologies Corp. *	1,408	65,824
Flowserve Corp.	1,775	54,315
Fortive Corp.	3,548	270,677

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Franklin Electric Co., Inc.	300	$28,368
Graco, Inc.	3,370	271,689
IDEX Corp.	1,004	237,265
Illinois Tool Works, Inc.	8,206	2,025,241
Ingersoll Rand, Inc.	3,972	245,748
ITT, Inc.	2,281	233,095
John Bean Technologies Corp.	692	106,263
Lincoln Electric Holdings, Inc.	1,491	207,950
Middleby Corp. (The) *	1,300	255,788
Nordson Corp.	848	216,469
Oshkosh Corp.	1,700	191,607
Otis Worldwide Corp.	5,642	491,249
PACCAR, Inc.	6,116	539,798
Parker-Hannifin Corp.	2,575	819,159
Pentair PLC	1,862	135,982
RBC Bearings, Inc. *	421	85,029
Snap-On, Inc.	1,143	246,179
Stanley Black & Decker, Inc.	2,408	454,197
Timken Co., (The)	1,644	113,913
Toro Co. (The)	2,683	268,059
Watts Water Technologies, Inc., Class A	400	77,668
Westinghouse Air Brake Technologies Corp.	1,144	105,374
Woodward, Inc.	1,254	137,263
Xylem, Inc.	2,293	274,977
		15,020,796
Media — 1.0%
Altice USA, Inc., Class A *	4,348	70,351
Cable One, Inc.	101	178,108
Charter Communications, Inc., Class A *	2,672	1,742,064
Comcast Corp., Class A	72,362	3,641,980
Discovery, Inc., Class A *@	3,611	85,003
Discovery, Inc., Class C *	4,579	104,859
DISH Network Corp., Class A *	3,186	103,354
Fox Corp. Class A	3,686	136,013
Fox Corp. Class B	696	23,852
Interpublic Group of Cos., Inc. (The)	6,061	226,984
Liberty Broadband Corp., Class A *	315	50,684
Liberty Broadband Corp., Class C *	1,371	220,868
Liberty Media Corp. - Liberty Siriusxm, Class A *	1,263	64,224
Liberty Media Corp. - Liberty Siriusxm, Class C *	1,178	59,901
Loyalty Ventures, Inc. *	295	8,871
New York Times Co. (The), Class A	1,641	79,260
News Corp., Class A	1,498	33,420
News Corp., Class B	1,525	34,313
Nexstar Media Group, Inc. Class A	900	135,882
Omnicom Group, Inc.	4,831	353,967
Sirius XM Holdings, Inc. @	12,754	80,988
TEGNA, Inc.	2,624	48,701
ViacomCBS, Inc. Class A @	616	20,556
ViacomCBS, Inc. Class B	6,268	189,168
		7,693,371
Metals & Mining — 0.4%
Alcoa Corp.	2,296	136,796
Cleveland-Cliffs, Inc. *	6,262	136,324
Commercial Metals Co.	1,475	53,528
Freeport-McMoRan, Inc.	21,901	913,929
Newmont Corp.	9,033	560,227
Nucor Corp.	5,263	600,771
Reliance Steel & Aluminum Co.	1,403	227,595
Royal Gold, Inc.	1,115	117,309
Southern Copper Corp.	1,769	109,165
Steel Dynamics, Inc.	3,175	197,072
United States Steel Corp. @	3,845	91,549
		3,144,265
Multi-Utilities — 0.6%
Ameren Corp.	3,328	296,225
Black Hills Corp.	1,300	91,741
Centerpoint Energy, Inc.	6,700	186,997
CMS Energy Corp.	5,199	338,195
Consolidated Edison, Inc.	5,063	431,975
Dominion Energy, Inc.	13,388	1,051,761
DTE Energy Co.	3,247	388,146
MDU Resources Group, Inc.	3,960	122,127
NiSource, Inc.	5,791	159,890
Public Service Enterprise Group, Inc.	8,415	561,533
Sempra Energy	4,736	626,478
WEC Energy Group, Inc.	4,990	484,379
		4,739,447
Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,351,542
Dollar Tree, Inc. *	2,486	349,333
Kohl’s Corp.	1,268	62,626
Macy’s, Inc.	4,200	109,956
Target Corp.	13,538	3,133,235
		5,006,692
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	3,600	34,848
Antero Resources Corp. *	3,300	57,750
APA Corp.	5,617	151,041
Cheniere Energy, Inc.	5,431	550,812
Chesapeake Energy Corp. @	918	59,229
Chevron Corp.	14,415	1,691,600
ConocoPhillips	14,759	1,065,305
Coterra Energy, Inc.	8,623	163,837
Devon Energy Corp.	4,834	212,938
Diamondback Energy, Inc.	1,285	138,587
DTE Midstream LLC *	1,623	77,872
EOG Resources, Inc.	6,580	584,501
EQT Corp. *	3,800	82,878
Equitrans Midstream Corp.	4,957	51,255
Exxon Mobil Corp.	34,657	2,120,662
Hess Corp.	3,471	256,958
HollyFrontier Corp.	2,161	70,838
Kinder Morgan, Inc.	8,265	131,083
Marathon Oil Corp.	8,798	144,463
Marathon Petroleum Corp.	4,094	261,975
Occidental Petroleum Corp.	12,148	352,171
ONEOK, Inc.	6,698	393,575
Ovintiv, Inc.	2,600	87,620
PDC Energy, Inc.	985	48,048
Phillips 66	3,291	238,466
Pioneer Natural Resources Co.	1,324	240,809
Range Resources Corp. *	3,129	55,790
Targa Resources Corp.	1,997	104,323
Texas Pacific Land Corp.	58	72,434
Valero Energy Corp.	4,073	305,923
Williams Cos., Inc. (The)	13,491	351,306
		10,158,897
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	147,298
Sylvamo Corp. *	533	14,865
		162,163

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	5,286	$1,956,877
Herbalife Nutriation Ltd. *	2,876	117,715
		2,074,592
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	33,566	2,092,840
Catalent, Inc. *	2,337	299,206
Elanco Animal Health, Inc. *	4,517	128,192
Eli Lilly & Co.	19,445	5,371,098
Jazz Pharmaceuticals PLC *	1,092	139,121
Johnson & Johnson	55,065	9,419,970
Merck & Co., Inc.	52,291	4,007,582
Organon & Co.	4,671	142,232
Perrigo Co. PLC	1,790	69,631
Pfizer, Inc.	79,600	4,700,380
Viatris, Inc.	10,369	140,293
Zoetis, Inc.	12,576	3,068,921
		29,579,466
Professional Services — 0.5%
ASGN, Inc. *	677	83,542
Booz Allen Hamilton Holding Corp.	3,549	300,920
CACI International, Inc., Class A *	656	176,602
Clarivate PLC *@	2,100	49,392
CoStar Group, Inc. *	2,890	228,397
Equifax, Inc.	1,711	500,963
Exponent, Inc.	799	93,267
FTI Consulting, Inc. *	662	101,564
Insperity, Inc.	400	47,244
Jacobs Engineering Group, Inc.	1,338	186,290
KBR, Inc.	2,987	142,241
Korn Ferry	397	30,065
Leidos Holdings, Inc.	2,174	193,268
Manpowergroup, Inc.	1,600	155,728
Nielsen Holdings PLC	4,300	88,193
Robert Half International, Inc.	2,642	294,636
Science Applications International Corp.	1,371	114,602
TransUnion	2,647	313,881
TriNet Group, Inc. *	865	82,400
Upwork, Inc. *	701	23,946
Verisk Analytics, Inc.	3,573	817,252
		4,024,393
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	595,937
Jones Lang LaSalle, Inc. *	1,100	296,274
Redfin Corp. *@	420	16,124
		908,335
Road & Rail — 1.3%
AMERCO	236	171,390
Avis Budget Group, Inc. *	673	139,560
Canadian Pacific Railway Ltd.	5,194	373,656
CSX Corp.	47,289	1,778,067
JB Hunt Transport Services, Inc.	2,271	464,192
Knight-Swift Transportation Holdings, Inc.	2,249	137,054
Landstar System, Inc.	1,073	192,089
Lyft, Inc., Class A *	1,612	68,881
Norfolk Southern Corp.	4,620	1,375,420
Old Dominion Freight Line, Inc.	1,937	694,182
Ryder System, Inc.	682	56,217
Saia, Inc. *	200	67,406
Uber Technologies, Inc. *	3,224	135,182
Union Pacific Corp.	15,875	3,999,389
XPO Logistics, Inc. *	1,934	149,750
		9,802,435
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc. *	18,265	2,628,333
Analog Devices, Inc.	9,640	1,694,423
Applied Materials, Inc.	22,341	3,515,580
Azenta, Inc.	1,100	113,421
Broadcom, Inc.	9,251	6,155,708
Cirrus Logic, Inc. *	1,237	113,829
CMC Materials, Inc.	592	113,480
Diodes, Inc. *	300	32,943
Enphase Energy, Inc. *	1,883	344,476
Entegris, Inc.	2,652	367,514
First Solar, Inc. *	1,023	89,165
Intel Corp.	72,045	3,710,317
KLA Corp.	4,140	1,780,655
Lam Research Corp.	3,562	2,561,612
Lattice Semiconductor Corp. *	1,742	134,239
Marvell Technology, Inc.	6,428	562,386
Microchip Technology, Inc.	8,612	749,761
Micron Technology, Inc.	14,627	1,362,505
MKS Instruments, Inc.	1,252	218,061
Monolithic Power Systems, Inc.	706	348,291
NVIDIA Corp.	43,332	12,744,374
ON Semiconductor Corp. *	8,229	558,914
Power Integrations, Inc.	1,146	106,452
Qorvo, Inc. *	1,637	256,010
QUALCOMM, Inc.	25,043	4,579,613
Semtech Corp. *	600	53,358
Silicon Laboratories, Inc. *	600	123,852
Skyworks Solutions, Inc.	3,226	500,482
SolarEdge Technologies, Inc. *	455	127,659
Synaptics, Inc. *	333	96,407
Teradyne, Inc.	3,943	644,799
Texas Instruments, Inc.	21,009	3,959,566
Universal Display Corp.	786	129,714
Wolfspeed, Inc. @*	1,415	158,155
Xilinx, Inc.	5,194	1,101,284
		51,737,338
Software — 9.3%
Adobe, Inc. *	9,085	5,151,740
Alarm.com Holdings, Inc. *	415	35,196
Alteryx, Inc., Class A *	675	40,837
ANSYS, Inc. *	940	377,053
Appfolio, Inc., Class A *@	486	58,835
Aspen Technology, Inc. *	2,199	334,688
Atlassian Corp. PLC, Class A *	2,267	864,384
Autodesk, Inc. *	3,310	930,739
Avalara, Inc. *	621	80,177
Black Knight, Inc. *	2,102	174,235
Cadence Design Systems, Inc. *	5,300	987,655
CDK Global, Inc.	3,162	131,982
Ceridian HCM Holding, Inc. *	995	103,938
Citrix Systems, Inc.	2,573	243,380
Cognyte Software Ltd. *	1,038	16,265
Consensus Cloud Solutions, Inc. *	337	19,502

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Coupa Software, Inc. *	709	$112,057
Crowdstrike Holdings, Inc., Class A *	1,037	212,326
Datadog, Inc., Class A *	1,407	250,601
DocuSign, Inc. *	1,254	190,997
Dolby Laboratories, Inc., Class A	938	89,316
Dropbox, Inc., Class A *	4,089	100,344
Dynatrace, Inc. *	1,268	76,524
Elastic NV *	423	52,067
Envestnet, Inc. *	1,085	86,084
Fair Isaac Corp. *	488	211,631
Five9, Inc. *	200	27,464
Fortinet, Inc. *	3,130	1,124,922
Guidewire Software, Inc. *	801	90,937
HubSpot, Inc. *	406	267,615
Intuit, Inc.	4,259	2,739,474
Mandiant, Inc. *	1,537	26,959
Manhattan Associates, Inc. *	2,300	357,627
Microsoft Corp.	130,116	43,760,613
NortonLifeLock, Inc.	8,718	226,494
Nuance Communications, Inc. *	4,400	243,408
Oracle Corp.	35,279	3,076,682
Palo Alto Networks, Inc. *	795	442,624
Paycom Software, Inc. *	960	398,582
Paylocity Holding Corp. *	668	157,755
Pegasystems, Inc.	255	28,514
PTC, Inc. *	1,031	124,906
Qualys, Inc. *	503	69,022
RingCentral, Inc., Class A *	628	117,656
Salesforce.com, Inc. *	7,199	1,829,482
ServiceNow, Inc. *	2,014	1,307,308
Smartsheet, Inc., Class A *	763	59,094
Splunk, Inc. *	1,045	120,927
SS&C Technologies Holdings, Inc.	3,246	266,107
Synopsys, Inc. *	1,895	698,307
Teradata Corp. *	1,500	63,705
Trade Desk, Inc. (The), Class A *	4,830	442,621
Tyler Technologies, Inc. *	424	228,091
VMware, Inc., Class A	2,695	312,297
Workday, Inc., Class A *	1,272	347,485
Zendesk, Inc. *	1,234	128,694
Zoom Video Communications, Inc., Class A *	1,524	280,279
Zscaler, Inc. *	617	198,261
		70,496,465
Specialty Retail — 3.1%
Aaron’s Co. Inc. (The)	575	14,174
Advance Auto Parts, Inc.	1,480	355,022
American Eagle Outfitters, Inc.	1,673	42,360
AutoNation, Inc. *	961	112,293
AutoZone, Inc. *	433	907,737
Bath & Body Works, Inc.	3,537	246,847
Best Buy Co., Inc.	6,478	658,165
Burlington Stores, Inc. *	1,171	341,358
Carmax, Inc. *	3,409	443,954
Carvana Co. *	614	142,319
Dick’s Sporting Goods, Inc. @	1,695	194,908
Five Below, Inc. *	1,000	206,890
Floor & Decor Holdings, Inc., Class A *	1,000	130,010
Foot Locker, Inc.	1,123	48,996
Gap, Inc. (The)	2,801	49,438
Home Depot, Inc. (The)	23,976	9,950,280
Lithia Motors, Inc.	454	134,815
Lowe’s Cos., Inc.	14,649	3,786,473
Murphy USA, Inc.	1,116	222,352
National Vision Holdings, Inc. *	862	41,367
O’Reilly Automotive, Inc. *	1,415	999,315
Penske Automotive Group, Inc.	1,135	121,695
RH *	220	117,907
Ross Stores, Inc.	6,470	739,392
Signet Jewelers Ltd.	600	52,218
TJX Cos., Inc. (The)	27,206	2,065,480
Tractor Supply Co.	3,230	770,678
Ulta Beauty, Inc. *	984	405,743
Victoria’s Secret & Co. *	1,179	65,482
Williams-Sonoma, Inc.	2,400	405,912
		23,773,580
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	1,203	78,087
Carter’s, Inc.	934	94,539
Columbia Sportswear Co.	858	83,604
Crocs, Inc. *	1,471	188,612
Deckers Outdoor Corp. *	473	173,265
Hanesbrands, Inc.	8,404	140,515
Lululemon Athletica, Inc. *	2,254	882,328
NIKE, Inc., Class B	29,092	4,848,764
PVH Corp.	760	81,054
Ralph Lauren Corp.	1,100	130,746
Skechers U.S.A., Inc., Class A *	1,800	78,120
Tapestry, Inc.	5,352	217,291
Under Armour, Inc., Class A *	2,760	58,484
Under Armour, Inc., Class C *	2,884	52,027
VF Corp.	5,509	403,369
		7,510,805
Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	31,871
MGIC Investment Corp.	4,400	63,448
New York Community Bancorp, Inc.	6,032	73,651
TFS Financial Corp.	1,093	19,532
		188,502
Tobacco — 0.4%
Altria Group, Inc.	27,551	1,305,642
Philip Morris International, Inc.	21,397	2,032,715
		3,338,357
Trading Companies & Distributors — 0.4%
Fastenal Co.	13,600	871,216
MSC Industrial Direct Co., Inc., Class A	1,100	92,466
SiteOne Landscape Supply, Inc. *	654	158,451
United Rentals, Inc. *	2,064	685,846
Univar Solutions, Inc. *	2,156	61,123
Watsco, Inc.	474	148,305
WESCO International, Inc. *	596	78,428
WW Grainger, Inc.	1,176	609,450
		2,705,285
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	656,288
Essential Utilities, Inc.	3,662	196,613
		852,901
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	8,733	1,012,853
TOTAL COMMON STOCKS (Identified Cost $143,201,004)		726,195,726

The accompanying notes are an integral part of these financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	$11,148
TOTAL PREFERRED STOCKS (Identified Cost $8,771)		11,148
MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,129,471	31,037,879
TOTAL MUTUAL FUNDS (Identified Cost $15,712,342)		31,037,879
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,790,918	2,790,918
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	220,415	220,415
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,011,333)		3,011,333
Total Investments — 100.0% (Identified Cost $161,933,450)		760,256,086
Liabilities, Less Cash and Other Assets — (0.0)%		(246,724)
Net Assets — 100.0%		$760,009,362

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $1,840,670.

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.8%
General Dynamics Corp.	7,826	$1,631,486
Howmet Aerospace, Inc.	33,495	1,066,146
L3Harris Technologies, Inc.	4,208	897,314
Northrop Grumman Corp.	3,018	1,168,177
Raytheon Technologies Corp.	41,277	3,552,299
Textron, Inc.	34,156	2,636,843
		10,952,265
Air Freight & Logistics — 1.0%
FedEx Corp.	19,292	4,989,683
GXO Logistics, Inc. *	15,841	1,438,838
		6,428,521
Airlines — 0.3%
Alaska Air Group, Inc. *	964	50,224
JetBlue Airways Corp. *	716	10,196
Southwest Airlines Co. *	27,340	1,171,246
United Airlines Holdings, Inc. *	15,471	677,320
		1,908,986
Auto Components — 0.8%
Aptiv PLC *	4,329	714,068
Autoliv, Inc.	9,173	948,580
BorgWarner, Inc.	24,241	1,092,542
Gentex Corp.	25,695	895,471
Goodyear Tire & Rubber Co. (The) *	2,391	50,976
Lear Corp.	6,743	1,233,632
Veoneer, Inc. *	334	11,850
		4,947,119
Automobiles — 1.5%
Ford Motor Co.	150,516	3,126,218
General Motors Co. *	105,594	6,190,976
		9,317,194
Beverages — 0.4%
Constellation Brands, Inc., Class A	8,399	2,107,897
Keurig Dr Pepper, Inc.	2,705	99,707
Molson Coors Beverage Co., Class B	10,592	490,939
		2,698,543
Biotechnology — 1.4%
AbbVie, Inc.	738	99,925
Biogen, Inc. *	9,479	2,274,202
Gilead Sciences, Inc.	43,881	3,186,199
Regeneron Pharmaceuticals, Inc. *	3,150	1,989,288
United Therapeutics Corp. *	683	147,583
Vertex Pharmaceuticals, Inc. *	4,366	958,774
		8,655,971
Building Products — 2.1%
Builders FirstSource, Inc. *	7,125	610,684
Carlisle Cos., Inc.	6,915	1,715,750
Carrier Global Corp.	41,203	2,234,851
Fortune Brands Home & Security, Inc.	11,027	1,178,786
Johnson Controls International PLC	34,370	2,794,625
Owens Corning	12,209	1,104,914
Trane Technologies PLC	16,759	3,385,821
		13,025,431
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	52,444	3,045,947
Goldman Sachs Group, Inc. (The)	23,927	9,153,274
Jefferies Financial Group, Inc.	6,993	271,328
Morgan Stanley	83,425	8,188,998
Northern Trust Corp.	370	44,256
State Street Corp.	10,112	940,416
		21,644,219
Chemicals — 4.0%
Air Products & Chemicals, Inc.	7,452	2,267,345
Albemarle Corp.	9,985	2,334,193
Celanese Corp.	4,202	706,188
CF Industries Holdings, Inc.	25,378	1,796,255
Corteva, Inc.	18,513	875,295
Dow, Inc.	53,305	3,023,460
DuPont de Nemours, Inc.	13,259	1,071,062
Eastman Chemical Co.	17,799	2,152,077
FMC Corp.	500	54,945
International Flavors & Fragrances, Inc.	9,315	1,403,305
Linde PLC	16,893	5,852,242
LyondellBasell Industries NV, Class A	21,390	1,972,800
Mosaic Co. (The)	5,998	235,661
PPG Industries, Inc.	775	133,641
Valvoline, Inc.	6,614	246,636
Westlake Chemical Corp.	7,968	773,932
		24,899,037
Commercial Banks — 9.5%
Bank of America Corp.	169,647	7,547,595
Citigroup, Inc.	105,398	6,364,985
Citizens Financial Group, Inc.	18,613	879,464
East West Bancorp, Inc.	2,390	188,045
Fifth Third Bancorp	86,881	3,783,668
Huntington Bancshares, Inc.	72,900	1,124,118
JPMorgan Chase & Co.	109,972	17,414,066
KeyCorp	66,158	1,530,235
M&T Bank Corp.	3,071	471,644
People’s United Financial, Inc.	5,834	103,962
PNC Financial Services Group, Inc. (The)	21,675	4,346,271
Regions Financial Corp.	127,643	2,782,617
Truist Financial Corp.	64,730	3,789,942
US Bancorp	29,194	1,639,827
Wells Fargo & Co.	119,103	5,714,562
Zions Bancorp NA	20,193	1,275,390
		58,956,391
Commercial Services & Supplies — 0.8%
Republic Services, Inc.	36,633	5,108,472
Communications Equipment — 0.2%
Cisco Systems, Inc.	4,155	263,302
Juniper Networks, Inc.	23,184	827,901
		1,091,203
Computers & Peripherals — 1.7%
Hewlett Packard Enterprise Co.	168,468	2,656,740
HP, Inc.	176,918	6,664,501
Western Digital Corp. *	23,295	1,519,067
Xerox Holdings Corp.	2,019	45,710
		10,886,018
Construction & Engineering — 0.4%
AECOM *	11,462	886,586
Quanta Services, Inc.	13,887	1,592,283
		2,478,869
Construction Materials — 0.7%
Martin Marietta Materials, Inc.	4,728	2,082,779
Vulcan Materials Co.	11,511	2,389,453
		4,472,232
Consumer Finance — 1.6%
Ally Financial, Inc.	66,748	3,177,872
Capital One Financial Corp.	34,312	4,978,328
Santander Consumer USA Holdings, Inc.	15,524	652,319
Synchrony Financial	25,544	1,184,986
		9,993,505

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging — 0.5%
Amcor PLC	20,769	$249,436
International Paper Co.	44,343	2,083,234
Packaging Corp. of America	2,898	394,563
Sonoco Products Co.	611	35,371
WestRock Co.	13,537	600,501
		3,363,105
Distributors — 0.4%
Genuine Parts Co.	2,168	303,954
LKQ Corp.	37,512	2,251,845
		2,555,799
Diversified Consumer Services — 0.0%
Service Corp. International	2,896	205,587
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	39,025	11,668,475
Voya Financial, Inc.	1,332	88,325
		11,756,800
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	480,855	11,829,033
Lumen Technologies, Inc.	125,601	1,576,293
Verizon Communications, Inc.	137,789	7,159,516
		20,564,842
Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	954,136
Electrical Equipment — 1.0%
AMETEK, Inc.	5,351	786,811
Eaton Corp. PLC	21,712	3,752,268
Emerson Electric Co.	8,842	822,041
Hubbell, Inc.	630	131,210
Sensata Technologies Holding PLC *	14,040	866,127
		6,358,457
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	7,332	984,468
Corning, Inc.	84,494	3,145,712
Flex Ltd. *	31,420	575,928
Jabil, Inc.	496	34,893
TD SYNNEX Corp.	1,605	183,548
TE Connectivity Ltd.	20,879	3,368,618
Vontier Corp.	1,095	33,649
		8,326,816
Energy Equipment & Services — 0.7%
Baker Hughes Co.	20,187	485,699
Halliburton Co.	37,471	856,962
Schlumberger NV	102,176	3,060,171
		4,402,832
Entertainment — 1.4%
Activision Blizzard, Inc.	21,184	1,409,371
Electronic Arts, Inc.	1,911	252,061
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	65,096
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	138,748
Madison Square Garden Entertainment Corp. *@	443	31,161
Take-Two Interactive Software, Inc. *	725	128,847
Walt Disney Co. (The) *	43,240	6,697,444
		8,722,728
Food & Staples Retailing — 2.8%
Kroger Co. (The)	62,007	2,806,437
US Foods Holding Corp. *	9,124	317,789
Walgreens Boots Alliance, Inc.	57,797	3,014,691
Walmart, Inc.	76,880	11,123,767
		17,262,684
Food Products — 2.9%
Archer-Daniels-Midland Co.	24,965	1,687,384
Bunge Ltd.	12,845	1,199,209
Campbell Soup Co.	3,702	160,889
Conagra Brands, Inc.	19,827	677,092
Darling Ingredients, Inc. *	5,424	375,829
General Mills, Inc.	38,095	2,566,841
Hormel Foods Corp. @	5,728	279,584
J.M. Smucker Co. (The)	14,255	1,936,114
Kraft Heinz Co. (The)	20,920	751,028
McCormick & Co., Inc.	1,921	185,588
Mondelez International, Inc., Class A	68,798	4,561,996
Post Holdings, Inc. *	1,533	172,815
Seaboard Corp.	22	86,570
Tyson Foods, Inc., Class A	41,844	3,647,123
		18,288,062
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	5,886	828,396
Baxter International, Inc.	14,838	1,273,694
Becton Dickinson & Co.	3,788	952,606
Boston Scientific Corp. *	7,514	319,195
Cooper Cos., Inc. (The)	137	57,395
Hologic, Inc. *	2,140	163,838
Medtronic PLC	37,706	3,900,686
STERIS PLC	3,637	885,282
Zimmer Biomet Holdings, Inc.	8,154	1,035,884
		9,416,976
Health Care Providers & Services — 6.3%
Anthem, Inc.	16,810	7,792,107
Centene Corp. *	26,384	2,174,042
CIGNA Corp.	21,309	4,893,186
CVS Health Corp.	90,196	9,304,619
Henry Schein, Inc. *	3,777	292,831
Humana, Inc.	8,345	3,870,912
Laboratory Corp. of America Holdings *	16,237	5,101,828
McKesson Corp.	1,984	493,163
Quest Diagnostics, Inc.	19,764	3,419,370
UnitedHealth Group, Inc.	1,004	504,148
Universal Health Services, Inc., Class B	10,322	1,338,350
		39,184,556
Health Care Technology — 0.1%
Cerner Corp.	6,747	626,594
Hotels, Restaurants & Leisure — 0.6%
Aramark	16,117	593,911
Carnival Corp. *@	27,865	560,644
Hyatt Hotels Corp., Class A *	3,174	304,387
MGM Resorts International	30,154	1,353,311
Royal Caribbean Cruises Ltd. *	12,273	943,794
		3,756,047

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables — 2.9%
DR Horton, Inc.	60,950	$6,610,027
Garmin Ltd.	12,982	1,767,759
Lennar Corp., B Shares	573	54,790
Lennar Corp., Class A	23,116	2,685,155
Mohawk Industries, Inc. *	2,654	483,506
Newell Brands, Inc.	11,135	243,188
PulteGroup, Inc.	50,018	2,859,029
Toll Brothers, Inc.	4,225	305,848
Whirlpool Corp.	12,182	2,858,628
		17,867,930
Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	579,884
Industrial Conglomerates — 0.2%
General Electric Co.	11,962	1,130,050
Roper Technologies, Inc.	366	180,021
		1,310,071
Insurance — 4.3%
Aflac, Inc.	32,730	1,911,105
Alleghany Corp. *	654	436,604
Allstate Corp. (The)	16,938	1,992,756
American Financial Group, Inc.	6,623	909,470
American International Group, Inc.	29,118	1,655,650
Arch Capital Group Ltd. *	11,691	519,665
Assurant, Inc.	4,786	745,946
Athene Holding Ltd., Class A *	1,982	165,160
Chubb Ltd.	11,440	2,211,466
Cincinnati Financial Corp.	370	42,154
CNA Financial Corp.	4,467	196,905
Everest Re Group Ltd.	1,938	530,857
Fidelity National Financial, Inc.	1,515	79,053
Hartford Financial Services Group, Inc. (The)	49,258	3,400,772
Lincoln National Corp.	9,516	649,562
Loews Corp.	18,402	1,062,900
Markel Corp. *	116	143,144
MetLife, Inc.	20,221	1,263,610
Old Republic International Corp.	21,015	516,549
Principal Financial Group, Inc.	32,419	2,344,866
Prudential Financial, Inc.	13,723	1,485,378
Reinsurance Group of America, Inc.	1,662	181,972
RenaissanceRe Holdings Ltd.	469	79,416
Travelers Companies, Inc. (The)	23,169	3,624,327
W. R. Berkley Corp.	5,014	413,103
		26,562,390
Internet & Catalog Retail — 0.1%
eBay, Inc.	11,889	790,618
IT Services — 1.7%
Akamai Technologies, Inc. *	3,310	387,402
Amdocs Ltd.	15,213	1,138,541
Cognizant Technology Solutions Corp., Class A	34,305	3,043,540
Concentrix Corp.	1,605	286,685
DXC Technology Co. *	20,249	651,815
Fidelity National Information Services, Inc.	17,462	1,905,977
Fiserv, Inc. *	12,529	1,300,385
FleetCor Technologies, Inc. *	483	108,115
Global Payments, Inc.	3,897	526,797
International Business Machines Corp.	9,666	1,291,958
Kyndryl Holdings, Inc. *	1,933	34,987
		10,676,202
Life Sciences Tools & Services — 2.9%
Bio-Rad Laboratories, Inc., Class A *	172	129,958
Danaher Corp.	20,418	6,717,726
PerkinElmer, Inc.	3,201	643,593
Thermo Fisher Scientific, Inc.	16,006	10,679,844
		18,171,121
Machinery — 3.2%
AGCO Corp.	8,548	991,739
Cummins, Inc.	10,946	2,387,760
Dover Corp.	8,822	1,602,075
Fortive Corp.	7,311	557,756
Ingersoll Rand, Inc.	14,939	924,276
Oshkosh Corp.	3,477	391,893
Otis Worldwide Corp.	25,885	2,253,807
PACCAR, Inc.	20,694	1,826,452
Parker-Hannifin Corp.	8,267	2,629,898
Pentair PLC	20,400	1,489,812
Snap-On, Inc.	6,351	1,367,878
Stanley Black & Decker, Inc.	14,985	2,826,471
Westinghouse Air Brake Technologies Corp.	5,333	491,223
		19,741,040
Media — 3.8%
Charter Communications, Inc., Class A *	3,750	2,444,887
Comcast Corp., Class A	291,971	14,694,900
Discovery, Inc., Class A *@	21,200	499,048
Discovery, Inc., Class C *	35,235	806,882
DISH Network Corp., Class A *	12,654	410,496
Fox Corp. Class A	24,883	918,183
Fox Corp. Class B	14,510	497,258
Interpublic Group of Cos., Inc. (The)	17,681	662,153
Liberty Broadband Corp., Class C *	3,887	626,196
Liberty Media Corp.-Liberty Siriusxm, Class A *	4,389	223,181
Liberty Media Corp.-Liberty Siriusxm, Class C *	8,778	446,361
News Corp., Class A	8,320	185,619
News Corp., Class B	1,734	39,015
Omnicom Group, Inc.	1,501	109,978
ViacomCBS, Inc. Class A @	900	30,033
ViacomCBS, Inc. Class B	44,427	1,340,807
		23,934,997
Metals & Mining — 2.7%
Alcoa Corp.	2,284	136,081
Arconic Corp. *	1,634	53,938
Cleveland-Cliffs, Inc. *	9,779	212,889
Freeport-McMoRan, Inc.	116,560	4,864,049
Newmont Corp.	46,812	2,903,280
Nucor Corp.	41,998	4,794,072
Reliance Steel & Aluminum Co.	9,348	1,516,433
Royal Gold, Inc.	725	76,277
Steel Dynamics, Inc.	33,820	2,099,207
		16,656,226
Multiline Retail — 0.3%
Dollar Tree, Inc. *	12,596	1,769,990
Kohl’s Corp.	344	16,990
Target Corp.	361	83,550
		1,870,530
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	58,376	6,850,424
ConocoPhillips	106,289	7,671,940
Continental Resources, Inc.	1,401	62,709
Devon Energy Corp.	14,471	637,447

The accompanying notes are an integral part of these financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
EOG Resources, Inc.	23,992	$2,131,209
Exxon Mobil Corp.	138,682	8,485,952
Hess Corp.	22,619	1,674,485
HollyFrontier Corp.	471	15,439
Kinder Morgan, Inc.	99,639	1,580,274
Marathon Petroleum Corp.	30,104	1,926,355
Occidental Petroleum Corp.	78,020	2,261,800
ONEOK, Inc.	21,265	1,249,531
Phillips 66	20,636	1,495,285
Pioneer Natural Resources Co.	10,352	1,882,822
Targa Resources Corp.	3,005	156,981
Valero Energy Corp.	19,826	1,489,131
Williams Cos., Inc. (The)	70,657	1,839,908
		41,411,692
Paper & Forest Products — 0.0%
Sylvamo Corp. *	4,031	112,425
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	93,266	5,815,135
Jazz Pharmaceuticals PLC *	4,730	602,602
Merck & Co., Inc.	7,780	596,259
Perrigo Co. PLC	1,356	52,749
Pfizer, Inc.	364,201	21,506,069
Viatris, Inc.	69,023	933,881
		29,506,695
Professional Services — 0.5%
Jacobs Engineering Group, Inc.	6,136	854,315
Leidos Holdings, Inc.	16,200	1,440,180
Manpowergroup, Inc.	3,675	357,688
Nielsen Holdings PLC	15,416	316,182
		2,968,365
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	19,100	2,072,541
Jones Lang LaSalle, Inc. *	5,491	1,478,946
		3,551,487
Road & Rail — 1.8%
AMERCO	2,003	1,454,639
Canadian Pacific Railway Ltd.	41,016	2,950,691
CSX Corp.	42,793	1,609,017
Norfolk Southern Corp.	16,650	4,956,871
XPO Logistics, Inc. *	4,034	312,353
		11,283,571
Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	10,368	1,822,383
Intel Corp.	266,567	13,728,200
Lam Research Corp.	109	78,387
Marvell Technology, Inc.	18,929	1,656,098
Micron Technology, Inc.	87,164	8,119,327
ON Semiconductor Corp. *	41,142	2,794,365
Qorvo, Inc. *	11,125	1,739,839
Skyworks Solutions, Inc.	7,090	1,099,943
		31,038,542
Software — 0.1%
NortonLifeLock, Inc.	3,129	81,291
SS&C Technologies Holdings, Inc.	7,467	612,145
		693,436
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	4,932	1,183,088
Carmax, Inc. *	8,119	1,057,337
Gap, Inc. (The)	2,266	39,995
Lithia Motors, Inc.	400	118,780
		2,399,200
Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	5,293	564,499
Ralph Lauren Corp.	4,113	488,871
Tapestry, Inc.	12,722	516,513
		1,569,883
Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	5,460	1,814,303
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	29,534	3,425,353
TOTAL COMMON STOCKS (Identified Cost $344,820,027)		621,145,958
SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,126,849	2,126,849
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	352,150	352,150
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,478,999)		2,478,999
Total Investments — 100.1% (Identified Cost $347,299,026)		623,624,957
Liabilities, Less Cash and Other Assets — (0.1%)		(723,380)
Net Assets — 100.0%		$622,901,577

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $1,414,054.

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.2%
AAR Corp. *	3,538	$138,088
Aerojet Rocketdyne Holdings, Inc.	13,783	644,493
Aerovironment, Inc. *	2,697	167,295
Astronics Corp. *	2,252	27,024
Astronics Corp. Class B *	693	8,323
Axon Enterprise, Inc. *	4,947	776,679
BWX Technologies, Inc.	3,927	188,025
Curtiss-Wright Corp.	2,577	357,353
Ducommun, Inc. *	1,489	69,640
HEXCEL Corp. *	5,671	293,758
Innovative Solutions & Support, Inc. *	3,248	21,307
Kaman Corp.	3,031	130,788
Kratos Defense & Security Solutions, Inc. *	11,721	227,387
Mercury Systems, Inc. *	4,277	235,492
Moog, Inc., Class A	3,044	246,473
National Presto Industries, Inc.	709	58,159
Park Aerospace Corp.	2,501	33,013
SIFCO Industries, Inc. *	1,187	7,715
Textron, Inc.	10,503	810,832
Vectrus, Inc. *	1,491	68,243
		4,510,087
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	7,789	228,841
Atlas Air Worldwide Holdings, Inc. *	3,175	298,831
Forward Air Corp.	3,327	402,866
HUB Group, Inc., Class A *	4,420	372,341
Radiant Logistics, Inc. *	6,146	44,804
		1,347,683
Airlines — 0.4%
Alaska Air Group, Inc. *	7,723	402,368
Allegiant Travel Co. *	1,868	349,391
American Airlines Group, Inc. *	2,954	53,054
Hawaiian Holdings, Inc. *	6,255	114,904
JetBlue Airways Corp. *	18,686	266,089
Skywest, Inc. *	4,643	182,470
Spirit Airlines, Inc. *	3,315	72,433
		1,440,709
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc. *	11,103	103,591
Autoliv, Inc.	5,490	567,721
BorgWarner, Inc.	15,123	681,594
Cooper-Standard Holdings, Inc. *	1,529	34,265
Dana, Inc.	13,094	298,805
Dorman Products, Inc. *	3,535	399,490
Fox Factory Holding Corp. *	5,640	959,364
Gentex Corp.	15,377	535,888
Gentherm, Inc. *	4,234	367,935
Goodyear Tire & Rubber Co. (The) *	21,163	451,195
Horizon Global Corp. *	1,725	13,766
LCI Industries	3,481	542,583
Lear Corp.	4,020	735,459
Modine Manufacturing Co. *	6,449	65,070
Motorcar Parts of America, Inc. *	2,267	38,698
Patrick Industries, Inc.	2,334	188,330
Standard Motor Products, Inc.	3,061	160,366
Stoneridge, Inc. *	2,727	53,831
Strattec Security Corp. *	941	34,836
Tenneco, Inc. Class A *	5,563	62,862
Visteon Corp. *	2,696	299,633
		6,595,282
Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	361,824
Thor Industries, Inc.	1,091	113,213
Winnebago Industries, Inc.	3,191	239,070
		714,107
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	239	120,719
Celsius Holdings, Inc. *@	675	50,335
Coca-Cola Consolidated, Inc.	1,082	669,964
MGP Ingredients, Inc.	1,851	157,316
Molson Coors Beverage Co., Class B	12,855	595,829
National Beverage Corp.	8,395	380,545
		1,974,708
Biotechnology — 2.8%
2seventy bio, Inc. *	1,341	34,370
Acadia Pharmaceuticals, Inc. *	548	12,790
Adverum Biotechnologies, Inc. *@	8,282	14,576
Agios Pharmaceuticals, Inc. *	454	14,923
Akebia Therapeutics, Inc. *@	5,200	11,752
Akero Therapeutics, Inc. *@	1,300	27,495
Albireo Pharma, Inc. *	1,018	23,709
Alkermes PLC *	6,509	151,399
AnaptysBio, Inc. *	1,482	51,500
Anika Therapeutics, Inc. *	1,795	64,315
Applied Genetic Technologies Corp. *	2,241	4,258
Applied Therapeutics, Inc. *	564	5,048
Aravive, Inc. *@	1,937	4,242
Arcutis Biotherapeutics, Inc. *	3,374	69,977
Arena Pharmaceuticals, Inc. *	2,953	274,452
Avid Bioservices, Inc. *	5,039	147,038
Beyondspring, Inc. *@	1,100	4,983
Biohaven Pharmaceutical Holding Co. Ltd. *	3,004	413,981
Bluebird Bio, Inc. *@	4,024	40,200
Blueprint Medicines Corp. *	779	83,439
Catalyst Pharmaceuticals, Inc. *	7,034	47,620
Celldex Therapeutics, Inc. *	7	270
Chimerix, Inc. *	11,001	70,736
Chinook Therapeutics, Inc. *	1,563	25,493
Concert Pharmaceuticals, Inc. *	4,026	12,682
Corvus Pharmaceuticals, Inc. *	1,065	2,567
Crinetics Pharmaceuticals, Inc. *	551	15,654
CRISPR Therapeutics AG *@	3,902	295,694
Deciphera Pharmaceuticals, Inc. *	600	5,862
Denali Therapeutics, Inc. *	7,124	317,730
Eagle Pharmaceuticals, Inc. *	488	24,849
Editas Medicine, Inc. *	2,552	67,756
Emergent BioSolutions, Inc. *	5,055	219,741
Enanta Pharmaceuticals, Inc. *	2,226	166,460
Exact Sciences Corp. *	1,300	101,179
Exelixis, Inc. *	24,103	440,603
Fate Therapeutics, Inc. *	6,842	400,325
Frequency Therapeutics, Inc. *	375	1,924
G1 Therapeutics, Inc. *@	2,450	25,015
Global Blood Therapeutics, Inc. *@	586	17,152
Halozyme Therapeutics, Inc. *	10,812	434,751
Intellia Therapeutics, Inc. *	5,480	647,955
Ironwood Pharmaceuticals, Inc. *	11,743	136,923
IVERIC bio, Inc. *	3,627	60,643
Karuna Therapeutics, Inc. *	1,623	212,613
Krystal Biotech, Inc. *	1,598	111,780
Ligand Pharmaceuticals, Inc. *	1,727	266,752
MacroGenics, Inc. *	3,231	51,858
Madrigal Pharmaceuticals, Inc. *	145	12,287
Magenta Therapeutics, Inc. *	2,028	8,984

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
MeiraGTx Holdings PLC *	697	$16,547
Merrimack Pharmaceuticals, Inc. *	2,761	10,796
Mirati Therapeutics, Inc. *	2,674	392,249
Morphic Holding, Inc. *	2,220	105,184
Myriad Genetics, Inc. *	8,130	224,388
Natera, Inc. *	6,591	615,533
Neurocrine Biosciences, Inc. *	7,426	632,472
Novavax, Inc. *	2,182	312,179
Oncocyte Corp. *	1,900	4,123
OPKO Health, Inc. *@	23,063	110,933
PDL BioPharma, Inc. §*	18,262	62,639
Protagonist Therapeutics, Inc. *	3,199	109,406
Prothena Corp. PLC *	1,041	51,425
REGENXBIO, Inc. *	2,291	74,916
Replimune Group, Inc. *	2,085	56,503
Rigel Pharmaceuticals, Inc. *	3,870	10,256
Rocket Pharmaceuticals, Inc. *	1,006	21,961
Rubius Therapeutics, Inc. *@	510	4,937
Sage Therapeutics, Inc. *	662	28,161
Sangamo Therapeutics, Inc. *	5,198	38,985
Spectrum Pharmaceuticals, Inc. *@	4,922	6,251
Spero Therapeutics, Inc. *	800	12,808
SpringWorks Therapeutics, Inc. *	3,101	192,200
Stoke Therapeutics, Inc. *	478	11,467
Sutro Biopharma, Inc. *	1,796	26,724
Syndax Pharmaceuticals, Inc. *	5,678	124,291
Travere Therapeutics, Inc. *	5,878	182,453
Twist Bioscience Corp. *	611	47,285
Ultragenyx Pharmaceutical, Inc. *	3,298	277,329
United Therapeutics Corp. *	3,253	702,908
Vanda Pharmaceuticals, Inc. *	2,350	36,872
Verastem, Inc. *	9,653	19,789
Vericel Corp. *	3,482	136,843
Viking Therapeutics, Inc. *	1,800	8,280
Xencor, Inc. *	1,697	68,084
Y-mAbs Therapeutics, Inc. *	802	13,000
		10,408,482
Building Products — 2.9%
A.O. Smith Corp.	8,970	770,074
AAON, Inc.	7,440	590,959
Advanced Drainage Systems, Inc.	8,129	1,106,601
American Woodmark Corp. *	1,857	121,076
Apogee Enterprises, Inc.	2,316	111,515
Armstrong Flooring, Inc. *	3,460	6,851
Armstrong World Industries, Inc.	4,523	525,211
Builders FirstSource, Inc. *	21,211	1,817,995
Carlisle Cos., Inc.	3,012	747,337
Cornerstone Building Brands, Inc. *	3,775	65,836
CSW Industrials, Inc.	1,174	141,890
Gibraltar Industries, Inc. *	3,042	202,841
Griffon Corp.	5,311	151,257
Insteel Industries, Inc.	2,278	90,687
Lennox International, Inc.	1,677	543,952
Masonite International Corp. *	169	19,934
Owens Corning	6,683	604,812
PGT Innovations, Inc. *	6,135	137,976
Quanex Building Products Corp.	3,883	96,221
Simpson Manufacturing Co., Inc.	4,885	679,357
Trex Co., Inc. *	10,510	1,419,165
UFP Industries, Inc.	7,021	646,002
Zurn Water Solutions Corp.	14,150	515,060
		11,112,609
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	2,522	414,894
Artisan Partners Asset Management, Inc., Class A	6,119	291,509
BGC Partners, Inc., Class A	27,768	129,121
Blucora, Inc. *	9,800	169,736
Brightsphere Investment Group, Inc.	2,826	72,346
Cohen & Steers, Inc.	5,396	499,184
Cowen, Inc. Class A @	2,940	106,134
Diamond Hill Investment Group, Inc.	289	56,133
Donnelley Financial Solutions, Inc. *	4,189	197,469
Evercore, Inc., Class A	4,065	552,230
Federated Hermes, Inc.	10,797	405,751
GAMCO Investors, Inc., Class A	1,200	29,976
Greenhill & Co., Inc.	2,413	43,265
Houlihan Lokey, Inc.	1,002	103,727
Invesco Ltd.	24,055	553,746
Janus Henderson Group PLC	14,636	613,834
Jefferies Financial Group, Inc.	21,621	838,895
Lazard Ltd., Class A	6,742	294,153
LPL Financial Holdings, Inc.	5,475	876,493
Manning & Napier, Inc.	2,524	20,974
Moelis & Co., Class A	3,389	211,846
Morningstar, Inc.	2,847	973,646
Oppenheimer Holdings, Inc., Class A	1,244	57,684
Piper Sandler Cos.	2,274	405,932
PJT Partners, Inc., Class A	597	44,232
Pzena Investment Management, Inc., Class A	2,375	22,491
Safeguard Scientifics, Inc. *	2,580	18,963
SEI Investments Co.	4,432	270,086
Silvercrest Asset Management Group, Inc., Class A	759	13,032
Stifel Financial Corp.	9,673	681,173
Stonex Group, Inc. *	2,079	127,339
Virtu Financial, Inc., Class A	4,501	129,764
Virtus Investment Partners, Inc.	853	253,426
Westwood Holdings Group, Inc.	1,157	19,600
WisdomTree Investments, Inc. @	14,777	90,435
		9,589,219
Chemicals — 3.1%
Advanced Emissions Solutions, Inc. *	2,266	15,001
AdvanSix, Inc.	3,198	151,106
American Vanguard Corp.	3,554	58,250
Ashland Global Holdings, Inc.	3,184	342,789
Avient Corp.	10,014	560,283
Axalta Coating Systems Ltd. *	16,030	530,914
Balchem Corp.	3,741	630,733
Cabot Corp.	5,463	307,021
CF Industries Holdings, Inc.	11,672	826,144
Chase Corp.	1,329	132,315
Chemours Co. (The)	8,849	296,972
Core Molding Technologies, Inc. *	1,500	12,765
Ecovyst, Inc.	1,340	13,722
Element Solutions, Inc.	21,963	533,262
Ferro Corp. *	10,936	238,733

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
FMC Corp.	3,740	$410,989
FutureFuel Corp.	4,517	34,510
GCP Applied Technologies, Inc. *	2,256	71,425
H.B. Fuller Co.	6,101	494,181
Hawkins, Inc.	2,648	104,464
Huntsman Corp.	12,047	420,199
Ingevity Corp. *	948	67,972
Innospec, Inc.	2,704	244,279
Intrepid Potash, Inc. *	1,589	67,898
Koppers Holdings, Inc. *	2,308	72,240
Kraton Corp. *	3,938	182,408
Kronos Worldwide, Inc.	6,686	100,357
Livent Corp. *@	1,509	36,789
Minerals Technologies, Inc.	3,081	225,375
Mosaic Co. (The)	23,505	923,511
NewMarket Corp.	504	172,731
Olin Corp.	3,715	213,687
Quaker Chemical Corp.	30	6,923
Rayonier Advanced Materials, Inc. *	6,292	35,927
RPM International, Inc.	6,495	655,995
Scotts Miracle-Gro Co. (The)	3,576	575,736
Sensient Technologies Corp.	5,068	507,104
Stepan Co.	2,418	300,533
Trecora Resources *	4,188	33,839
Tredegar Corp.	3,412	40,330
Trinseo PLC	4,272	224,109
Tronox Holdings PLC Class A	10,995	264,210
Valvoline, Inc.	5,402	201,441
Westlake Chemical Corp.	4,157	403,769
		11,742,941
Commercial Banks — 8.9%
1st Source Corp.	2,546	126,282
Allegiance Bancshares, Inc.	1,614	68,127
American National Bankshares, Inc.	1,508	56,821
Ameris Bancorp	6,447	320,287
AmeriServ Financial, Inc.	4,400	16,984
Arrow Financial Corp.	2,149	75,709
Associated Banc-Corp.	13,745	310,500
Atlantic Capital Bancshares, Inc. *	2,502	71,983
Atlantic Union Bankshares Corp.	6,981	260,321
Banc of California, Inc.	7,244	142,127
Bancfirst Corp.	3,303	233,060
Bancorp, Inc. (The) *	6,121	154,923
Bank of Hawaii Corp.	3,456	289,475
Bank of Marin Bancorp	1,580	58,823
Bank OZK	3,630	168,904
BankFinancial Corp.	2,474	26,398
BankUnited, Inc.	3,310	140,046
Bankwell Financial Group, Inc.	326	10,706
Banner Corp.	3,355	203,548
Bar Harbor Bankshares	2,089	60,435
BCB Bancorp, Inc.	878	13,548
Berkshire Hills Bancorp, Inc.	4,455	126,656
BOK Financial Corp.	4,072	429,555
Brookline Bancorp, Inc.	7,431	120,308
Bryn Mawr Bank Corp.	2,363	106,359
C&F Financial Corp.	466	23,855
Cadence Bank	15,454	460,375
Camden National Corp.	1,756	84,569
Capital City Bank Group, Inc.	1,890	49,896
Cathay General Bancorp	7,259	312,064
Central Pacific Financial Corp.	3,116	87,778
Central Valley Community Bancorp	1,638	34,021
CIT Group, Inc.	6,260	321,388
Citizens & Northern Corp.	852	22,254
Citizens Community Bancorp, Inc.	400	5,508
City Holding Co.	1,686	137,898
Civista Bancshares, Inc.	270	6,588
CNB Financial Corp.	2,264	59,996
Columbia Banking System, Inc.	7,605	248,836
Comerica, Inc.	7,707	670,509
Commerce Bancshares, Inc.	8,166	561,331
Community Bank System, Inc.	4,718	351,397
Community Trust Bancorp, Inc.	2,206	96,204
Connectone Bancorp, Inc.	4,989	163,190
Cullen/Frost Bankers, Inc.	3,828	482,596
Customers Bancorp, Inc. *	4,720	308,546
CVB Financial Corp.	13,166	281,884
Dime Community Bancshares, Inc.	4,460	156,814
Eagle Bancorp, Inc.	3,436	200,456
East West Bancorp, Inc.	9,740	766,343
Enterprise Bancorp, Inc.	331	14,869
Enterprise Financial Services Corp.	2,901	136,608
Equity Bancshares, Inc., Class A	1,470	49,877
Farmers & Merchants Bancorp, Inc.	1,205	39,560
Farmers National Banc Corp.	3,991	74,033
FB Financial Corp.	3,274	143,467
Financial Institutions, Inc.	1,855	58,989
First Bancorp	22,823	314,501
First Bancorp, Inc. (The)	1,876	58,906
First Bancorp/Southern Pines NC	3,381	154,579
First Busey Corp.	5,571	151,086
First Business Financial Services, Inc.	551	16,073
First Citizens Bancshares, Inc., Class A	487	404,132
First Commonwealth Financial Corp.	9,286	149,412
First Community Bankshares, Inc.	1,982	66,238
First Financial Bancorp	8,992	219,225
First Financial Bankshares, Inc.	15,599	793,053
First Financial Corp.	1,395	63,180
First Financial Northwest, Inc.	2,239	36,205
First Foundation, Inc.	4,921	122,336
First Hawaiian, Inc.	1,200	32,796
First Horizon Corp.	34,954	570,799
First Internet Bancorp	1,284	60,399
First Interstate Bancsystem, Inc., Class A @	4,053	164,835
First Merchants Corp.	5,621	235,464
First Mid Bancshares, Inc.	500	21,395
First Midwest Bancorp, Inc.	11,021	225,710
First of Long Island Corp. (The)	2,295	49,549
Flushing Financial Corp.	3,899	94,746
FNB Corp.	21,678	262,954
Fulton Financial Corp.	15,678	266,526
German American Bancorp, Inc.	3,217	125,399
Glacier Bancorp, Inc.	11,842	671,441
Great Southern Bancorp, Inc.	1,501	88,934
Great Western Bancorp, Inc.	1,271	43,163
Hancock Whitney Corp.	6,503	325,280
Hanmi Financial Corp.	3,586	84,916
Harborone Bancorp, Inc.	6,045	89,708
Heartland Financial USA, Inc.	4,558	230,680
Heritage Commerce Corp.	6,526	77,920
Heritage Financial Corp.	4,162	101,719
Hilltop Holdings, Inc.	6,988	245,558
Home Bancshares, Inc.	13,006	316,696
HomeStreet, Inc.	2,447	127,244
HomeTrust Bancshares, Inc.	2,255	69,860
Hope Bancorp, Inc.	11,541	169,768

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Horizon Bancorp, Inc.	5,096	$106,252
Howard Bancorp, Inc. *	499	10,873
Independent Bank Corp.	5,005	408,058
Independent Bank Group, Inc.	2,187	157,792
International Bancshares Corp.	5,903	250,228
Investors Bancorp, Inc.	2,762	41,844
Lakeland Bancorp, Inc.	5,547	105,338
Lakeland Financial Corp. @	3,146	252,120
Live Oak Bancshares, Inc.	500	43,645
Macatawa Bank Corp.	5,141	45,344
Mercantile Bank Corp.	1,601	56,083
Meta Financial Group, Inc.	3,897	232,495
Midland States Bancorp, Inc.	1,086	26,922
MidWestOne Financial Group, Inc.	613	19,843
National Bank Holdings Corp., Class A	3,376	148,341
NBT Bancorp, Inc.	4,206	162,015
Nicolet Bankshares, Inc. *	1,020	87,465
Northeast Bank	896	32,014
Northrim Bancorp, Inc.	1,100	47,806
OceanFirst Financial Corp.	5,639	125,186
OFG Bancorp	5,852	155,429
Old National Bancorp	15,710	284,665
Old Second Bancorp, Inc.	2,244	28,252
Pacific Premier Bancorp, Inc.	8,840	353,865
PacWest Bancorp	6,102	275,627
Park National Corp.	1,732	237,821
Peapack Gladstone Financial Corp.	1,992	70,517
Penns Woods Bancorp, Inc.	1,138	26,823
People’s United Financial, Inc.	36,390	648,470
Peoples Bancorp, Inc.	3,204	101,919
Pinnacle Financial Partners, Inc.	3,365	321,357
Popular, Inc.	7,138	585,602
Preferred Bank	1,561	112,064
Primis Financial Corp.	2,721	40,924
Prosperity Bancshares, Inc.	7,853	567,772
QCR Holdings, Inc.	1,914	107,184
Renasant Corp.	5,355	203,222
Republic Bancorp, Inc., Class A	1,997	101,527
Republic First Bancorp, Inc. *	3,546	13,191
S&T Bancorp, Inc.	3,996	125,954
Sandy Spring Bancorp, Inc.	4,282	205,879
Seacoast Banking Corp. of Florida	5,003	177,056
ServisFirst Bancshares, Inc.	5,630	478,212
Sierra Bancorp	2,000	54,300
Signature Bank	2,681	867,223
Simmons First National Corp., Class A	10,791	319,198
South State Corp.	6,317	506,055
Southern First Bancshares, Inc. *	923	57,678
Southside Bancshares, Inc.	3,368	140,850
Sterling Bancorp	17,448	449,984
Stock Yards Bancorp, Inc.	2,936	187,552
Summit Financial Group, Inc.	392	10,760
Synovus Financial Corp.	9,560	457,637
Texas Capital Bancshares, Inc. *	3,132	188,703
Tompkins Financial Corp.	1,559	130,301
Towne Bank	5,809	183,506
Trico Bancshares	2,959	127,119
TriState Capital Holdings, Inc. *	3,129	94,684
Triumph Bancorp, Inc. *	2,441	290,674
Trustmark Corp.	5,770	187,294
UMB Financial Corp.	4,960	526,306
Umpqua Holdings Corp.	8,081	155,478
United Bankshares, Inc.	12,088	438,553
United Community Banks, Inc.	8,563	307,754
Univest Financial Corp	3,363	100,621
Valley National Bancorp	37,407	514,346
Veritex Holdings, Inc.	3,570	142,015
Washington Trust Bancorp, Inc.	2,001	112,796
Webster Financial Corp.	3,015	168,358
WesBanco, Inc.	6,661	233,068
West Bancorp, Inc.	2,392	74,319
Westamerica Bancorp	2,658	153,446
Western Alliance Bancorp	5,446	586,262
Wintrust Financial Corp.	4,936	448,288
Zions Bancorp NA	10,151	641,137
		33,745,230
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	6,506	265,770
ACCO Brands Corp.	11,957	98,765
Brady Corp., Class A	5,019	270,524
Brink’s Co. (The)	4,837	317,162
Casella Waste Systems, Inc., Class A *	6,377	544,723
Ceco Environmental Corp. *	4,211	26,234
Cimpress PLC *	2,745	196,569
Clean Harbors, Inc. *	5,266	525,389
Deluxe Corp.	4,708	151,174
Ennis, Inc.	3,110	60,738
Harsco Corp. *	6,802	113,661
Healthcare Services Group, Inc.	5,978	106,349
Heritage-Crystal Clean, Inc. *	2,532	81,075
HNI Corp.	4,391	184,642
IAA, Inc. *	7,400	374,588
Interface, Inc.	5,834	93,052
KAR Auction Services, Inc. *	5,924	92,533
Kimball International, Inc., Class B	5,056	51,723
Matthews International Corp., Class A	3,451	126,548
MillerKnoll, Inc.	7,005	274,526
MSA Safety, Inc.	4,156	627,390
NL Industries, Inc.	4,571	33,825
Pitney Bowes, Inc.	4,177	27,693
Quad/Graphics, Inc. *	4,591	18,364
SP Plus Corp. *	2,555	72,102
Steelcase, Inc., Class A	11,344	132,952
Stericycle, Inc. *	4,797	286,093
Team, Inc. *	4,062	4,428
Tetra Tech, Inc.	6,444	1,094,191
UniFirst Corp.	1,873	394,079
US Ecology, Inc. *	4,572	146,030
Viad Corp. *	2,501	107,018
Vidler Water Resouces, Inc. *	2,070	25,006
Virco Manufacturing Corp. *	2,494	7,632
VSE Corp.	1,412	86,047
		7,018,595
Communications Equipment — 1.4%
ADTRAN, Inc.	5,637	128,693
Applied Optoelectronics, Inc. *	3,183	16,361
BK Technologies Corp.	2,000	4,820
CalAmp Corp. *	5,414	38,223
Calix, Inc. *	1,031	82,449

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Ciena Corp. *	15,659	$1,205,273
Clearfield, Inc. *	2,380	200,920
CommScope Holding Co., Inc. *	3,352	37,006
Communications Systems, Inc.	1,418	3,403
Comtech Telecommunications Corp.	3,207	75,974
Digi International, Inc. *	3,397	83,464
F5, Inc. *	3,709	907,629
Harmonic, Inc. *	10,330	121,481
Infinera Corp. *@	16,934	162,397
Juniper Networks, Inc.	19,819	707,736
KVH Industries, Inc. *	2,387	21,937
Lantronix, Inc. *	1,100	8,613
Lumentum Holdings, Inc. *	4,956	524,196
NETGEAR, Inc. *	3,539	103,374
NetScout Systems, Inc. *	8,182	270,661
Network-1 Technologies, Inc.	1,343	3,787
Optical Cable Corp. *	374	2,008
PC-Tel, Inc. *	2,629	14,906
Ribbon Communications, Inc. *	13,960	84,458
Tessco Technologies, Inc. *	1,000	6,190
Viasat, Inc. *	4,101	182,659
Viavi Solutions, Inc. *	21,651	381,491
		5,380,109
Computers & Peripherals — 0.3%
AstroNova, Inc. *	1,572	21,222
Avid Technology, Inc. *	8,707	283,587
Intevac, Inc. *	3,414	16,080
Pure Storage, Inc., Class A *	11,036	359,222
Super Micro Computer, Inc. *	1,663	73,089
Xerox Holdings Corp.	15,230	344,807
		1,098,007
Construction & Engineering — 1.9%
AECOM *	9,414	728,173
Ameresco, Inc., Class A *	4,050	329,832
Arcosa, Inc.	1,853	97,653
Argan, Inc.	1,586	61,362
Comfort Systems USA, Inc.	4,850	479,859
Dycom Industries, Inc. *	4,084	382,916
EMCOR Group, Inc.	6,268	798,480
Fluor Corp. *@	6,585	163,110
Granite Construction, Inc.	4,358	168,655
Great Lakes Dredge & Dock Corp. *	7,436	116,894
IES Holdings, Inc. *	2,548	129,031
MasTec, Inc. *	6,602	609,232
Matrix Service Co. *	4,086	30,727
MYR Group, Inc. *	2,336	258,245
Northwest Pipe Co. *	1,211	38,510
NV5 Global, Inc. *	1,843	254,555
Orion Group Holdings, Inc. *	3,431	12,935
Primoris Services Corp.	6,549	157,045
Quanta Services, Inc.	8,024	920,032
Sterling Construction Co., Inc. *	3,492	91,840
Tutor Perini Corp. *	4,753	58,795
Valmont Industries, Inc.	2,069	518,284
WillScot Mobile Mini Holdings Corp. *	18,811	768,241
		7,174,406
Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	239,536
Forterra, Inc. *	1,512	35,955
Summit Materials, Inc., Class A *	4,678	187,775
United States Lime & Minerals, Inc.	949	122,440
		585,706
Consumer Finance — 1.3%
Atlanticus Holdings Corp. *	3,144	224,230
Consumer Portfolio Services, Inc. *	4,988	59,108
Credit Acceptance Corp. *	760	522,637
Encore Capital Group, Inc. *@	3,784	235,024
Enova International, Inc. *	4,283	175,432
Ezcorp, Inc., Class A *	5,994	44,176
FirstCash Holdings, Inc.	4,847	362,604
Green Dot Corp., Class A *	5,205	188,629
LendingClub Corp. *	7,371	178,231
LendingTree, Inc. *	1,371	168,085
Navient Corp.	18,051	383,042
Nelnet, Inc., Class A	3,245	316,972
OneMain Holdings, Inc.	7,656	383,106
PRA Group, Inc. *	5,417	271,987
PROG Holdings, Inc. *	6,028	271,923
Regional Management Corp.	1,467	84,294
Santander Consumer USA Holdings, Inc.	14,468	607,945
SLM Corp.	14,278	280,848
World Acceptance Corp. *	977	239,785
		4,998,058
Containers & Packaging — 1.1%
AptarGroup, Inc.	4,035	494,207
Berry Global Group, Inc. *	9,609	708,952
Crown Holdings, Inc.	1,631	180,421
Graphic Packaging Holding Co.	8,918	173,901
Greif, Inc., Class A	2,910	175,677
Greif, Inc., Class B	1,193	71,318
Myers Industries, Inc.	4,361	87,264
Packaging Corp. of America	1,324	180,263
Sealed Air Corp.	10,816	729,755
Silgan Holdings, Inc.	12,267	525,518
Sonoco Products Co.	6,744	390,410
Trimas Corp.	5,102	188,774
UFP Technologies, Inc. *	913	64,147
WestRock Co.	5,218	231,470
		4,202,077
Distributors — 0.0%
Weyco Group, Inc.	1,043	24,969
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	5,934	175,409
American Public Education, Inc. *	2,124	47,259
Bright Horizons Family Solutions, Inc. *	3,373	424,593
Carriage Services, Inc.	2,984	192,289
Chegg, Inc. *	6,367	195,467
Frontdoor, Inc. *	2,657	97,379
Graham Holdings Co., Class B	462	290,981
Grand Canyon Education, Inc. *	3,776	323,641
H&R Block, Inc.	11,646	274,380
Houghton Mifflin Harcourt Co. *	10,946	176,231
Laureate Education, Inc. Class A	2,699	33,036
Perdoceo Education Corp. *	8,722	102,571
Service Corp. International	10,864	771,235
Strategic Education, Inc.	2,650	153,276
Stride, Inc. *	4,184	139,453
Terminix Global Holdings, Inc. *	9,365	423,579
Universal Technical Institute, Inc. *	4,347	33,993
WW International, Inc. *@	5,647	91,086
		3,945,858
Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	1,166	71,243

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Cannae Holdings, Inc. *	5,121	$180,003
Equitable Holdings, Inc.	2,089	68,498
Marlin Business Services Corp.	3,196	74,403
Voya Financial, Inc.	9,648	639,759
		1,033,906
Diversified Telecommunication Services — 0.2%
ATN International, Inc.	2,105	84,095
Cogent Communications Holdings, Inc.	5,536	405,124
Consolidated Communications Holdings, Inc. *	7,487	56,003
IDT Corp., Class B *	4,503	198,852
Iridium Communications, Inc. *	1,819	75,107
		819,181
Electric Utilities — 1.0%
Allete, Inc.	3,067	203,495
Genie Energy Ltd. Class B *	3,300	18,381
Hawaiian Electric Industries, Inc.	7,162	297,223
IDACORP, Inc.	2,837	321,460
MGE Energy, Inc.	3,771	310,165
NRG Energy, Inc.	14,356	618,457
OGE Energy Corp.	10,049	385,681
Otter Tail Corp.	4,597	328,318
Pinnacle West Capital Corp.	5,960	420,716
PNM Resources, Inc.	13,599	620,250
Portland General Electric Co.	5,648	298,892
Via Renewables, Inc. @	2,000	22,860
		3,845,898
Electrical Equipment — 1.5%
Acuity Brands, Inc.	1,828	387,024
Allied Motion Technologies, Inc.	1,626	59,333
Atkore, Inc. *	8,108	901,528
AZZ, Inc.	2,809	155,310
Encore Wire Corp.	2,341	334,997
EnerSys	4,942	390,714
Hubbell, Inc.	3,715	773,723
LSI Industries, Inc.	3,137	21,520
nVent Electric PLC	1,295	49,210
Powell Industries, Inc.	1,380	40,696
Preformed Line Products Co.	668	43,220
Regal Rexnord Corp.	7,570	1,288,262
Sensata Technologies Holding PLC *	10,094	622,699
Sunrun, Inc. *@	6,232	213,758
Thermon Group Holdings, Inc. *	3,577	60,559
TPI Composites, Inc. *	564	8,437
Ultralife Corp. *	2,441	14,744
Vicor Corp. *	3,445	437,446
		5,803,180
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	4,145	377,444
Arlo Technologies, Inc. *	10,925	114,603
Arrow Electronics, Inc. *	7,416	995,746
Avnet, Inc.	7,545	311,080
Badger Meter, Inc.	3,368	358,894
Bel Fuse, Inc., Class B	1,421	18,374
Belden, Inc.	4,896	321,814
Benchmark Electronics, Inc.	4,604	124,768
Cognex Corp.	4,433	344,710
Coherent, Inc. *	520	138,601
CTS Corp.	3,954	145,191
Daktronics, Inc. *	4,902	24,755
ePlus, Inc. *	3,836	206,684
Fabrinet *	4,275	506,459
FARO Technologies, Inc. *	2,298	160,906
Flex Ltd. *	28,069	514,505
Frequency Electronics, Inc. *	1,400	13,804
II-VI, Inc. *@	5,457	372,877
Insight Enterprises, Inc. *	3,841	409,451
IPG Photonics Corp. *	2,351	404,701
Itron, Inc. *	4,157	284,838
Jabil, Inc.	5,378	378,342
Key Tronic Corp. *	1,700	10,574
Kimball Electronics, Inc. *	2,987	64,997
Knowles Corp. *	7,671	179,118
Littelfuse, Inc.	1,865	586,878
Methode Electronics, Inc.	4,122	202,679
NAPCO Security Technologies, Inc. *	3,532	176,529
National Instruments Corp.	7,611	332,372
nLight, Inc. *	400	9,580
Novanta, Inc. *	4,244	748,345
OSI Systems, Inc. *	1,764	164,405
PAR Technology Corp. *	1,843	97,255
PC Connection, Inc.	3,188	137,498
Plexus Corp. *	3,061	293,519
Richardson Electronics Ltd.	1,505	20,348
Rogers Corp. *	2,017	550,641
Sanmina Corp. *	7,099	294,325
Scansource, Inc. *	2,807	98,470
TD SYNNEX Corp.	3,213	367,439
TTM Technologies, Inc. *	10,405	155,034
Vishay Intertechnology, Inc.	11,850	259,159
Vishay Precision Group, Inc. *	1,694	62,881
Vontier Corp.	423	12,999
Wayside Technology Group, Inc.	315	11,044
		11,364,636
Energy Equipment & Services — 0.3%
Archrock, Inc.	14,737	110,233
Bristow Group, Inc. *	1,138	36,040
Core Laboratories NV	2,189	48,837
Dawson Geophysical Co. *	2,775	6,424
DMC Global, Inc. *	2,412	95,539
Dril-Quip, Inc. *	3,044	59,906
Exterran Corp. *	3,877	11,553
Geospace Technologies Corp. *	1,646	11,061
Gulf Island Fabrication, Inc. *	1,823	7,310
Helix Energy Solutions Group, Inc. *	14,425	45,006
Helmerich & Payne, Inc.	6,380	151,206
Nabors Industries Ltd. *	763	61,872
Natural Gas Services Group, Inc. *	2,179	22,814
NOV, Inc.	21,019	284,807
Oceaneering International, Inc. *	8,090	91,498
Oil States International, Inc. *	5,995	29,795
Patterson-UTI Energy, Inc.	599	5,062
SEACOR Marine Holdings, Inc. *	3,233	10,992
TechnipFMC PLC *	5,694	33,709
U.S. Silica Holdings, Inc. *	7,259	68,235
		1,191,899

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment — 0.5%
Ballantyne Strong, Inc. *	3,464	$10,011
Cinemark Holdings, Inc. *@	1,868	30,112
Gaia, Inc. *	1,407	12,058
IMAX Corp. *	4,817	85,935
Liberty Media Corp.-Liberty Braves, Class A *@	338	9,718
Liberty Media Corp.-Liberty Formula One, Class A *	1,700	100,878
Liberty Media Corp.-Liberty Formula One, Class C *	11,084	700,952
Lions Gate Entertainment Corp., Class A *	4,059	67,542
Lions Gate Entertainment Corp., Class B *	5,120	78,797
Madison Square Garden Entertainment Corp. *	1,318	92,708
Marcus Corp. (The) *@	3,100	55,366
Reading International, Inc., Class A *	3,044	12,298
World Wrestling Entertainment, Inc., Class A @	2,212	109,140
Zynga, Inc., Class A *	62,503	400,019
		1,765,534
Food & Staples Retailing — 0.8%
Andersons, Inc. (The)	4,055	156,969
BJ’s Wholesale Club Holdings, Inc. *	1,541	103,201
Casey’s General Stores, Inc.	2,355	464,759
Chefs’ Warehouse Inc. (The) *	4,636	154,379
Ingles Markets, Inc., Class A	1,973	170,349
Natural Grocers by Vitamin Cottage, Inc.	2,710	38,617
Performance Food Group Co. *	9,263	425,079
PriceSmart, Inc.	3,201	234,217
SpartanNash Co.	4,477	115,328
Sprouts Farmers Market, Inc. *	7,149	212,182
United Natural Foods, Inc. *	4,623	226,897
US Foods Holding Corp. *	11,021	383,861
Village Super Market, Inc., Class A	1,435	33,565
Weis Markets, Inc.	2,943	193,885
		2,913,288
Food Products — 1.8%
B&G Foods, Inc.	8,145	250,296
Bunge Ltd.	6,292	587,421
Cal-Maine Foods, Inc.	5,021	185,727
Calavo Growers, Inc.	2,189	92,814
Coffee Holding Co., Inc. *	600	2,610
Darling Ingredients, Inc. *	22,015	1,525,419
Farmer Bros. Co. *	2,275	16,949
Flowers Foods, Inc.	10,685	293,517
Fresh Del Monte Produce, Inc.	5,010	138,276
Freshpet, Inc. *	585	55,733
Hostess Brands, Inc. *	4,664	95,239
Ingredion, Inc.	3,754	362,787
J&J Snack Foods Corp.	2,148	339,298
John B. Sanfilippo & Son, Inc.	1,112	100,258
Lamb Weston Holdings, Inc.	8,392	531,885
Lancaster Colony Corp.	3,061	506,902
Landec Corp. *	3,872	42,979
Lifeway Foods, Inc. *	1,756	8,288
Limoneira Co.	2,072	31,080
Pilgrim’s Pride Corp. *	5,624	158,597
Post Holdings, Inc. *	4,776	538,398
Rocky Mountain Chocolate Factory, Inc. *	1,260	9,828
Sanderson Farms, Inc.	2,524	482,286
Seaboard Corp.	42	165,270
Seneca Foods Corp., Class A *	800	38,360
Tootsie Roll Industries, Inc.	4,854	175,860
TreeHouse Foods, Inc. *	225	9,119
		6,745,196
Gas Utilities — 1.0%
Atmos Energy Corp.	6,662	697,978
Chesapeake Utilities Corp.	2,272	331,280
National Fuel Gas Co.	4,000	255,760
New Jersey Resources Corp.	10,820	444,269
Northwest Natural Holding Co.	3,354	163,608
ONE Gas, Inc.	5,011	388,803
RGC Resources, Inc.	600	13,806
South Jersey Industries, Inc. @	10,442	272,745
Southwest Gas Holdings, Inc.	4,019	281,531
Spire, Inc.	4,808	313,578
UGI Corp.	10,146	465,803
		3,629,161
Health Care — 0.0%
Contra Aduro Biotech §*	237	429
Contra Pfenex, Inc. §*	2,903	—
		429
Health Care Equipment & Supplies — 2.7%
Accuray, Inc. *	10,241	48,850
Achillion Pharmaceuticals, Inc. §*	23,152	12,589
Angiodynamics, Inc. *	4,953	136,604
Apyx Medical Corp. *	1,030	13,205
AtriCure, Inc. *	3,477	241,756
Atrion Corp.	201	141,685
Avanos Medical, Inc. *	5,588	193,736
Axogen, Inc. *	2,479	23,228
Axonics, Inc. *	2,988	167,328
Cardiovascular Systems, Inc. *	2,885	54,180
CONMED Corp.	2,494	353,549
CryoLife, Inc. *	5,028	102,320
Cutera, Inc. *@	1,969	81,359
DENTSPLY SIRONA, Inc.	7,203	401,855
Electromed, Inc. *	2,175	28,275
Envista Holdings Corp. *	11,739	528,959
Fonar Corp. *	1,282	19,204
Glaukos Corp. *	2,946	130,920
Globus Medical, Inc., Class A *	6,108	440,998
Haemonetics Corp. *	4,819	255,600
Heska Corp. *	1,113	203,111
ICU Medical, Inc. *	1,721	408,462
Inogen, Inc. *	2,495	84,830
Integer Holdings Corp. *	3,152	269,780
Integra LifeSciences Holdings Corp. *	6,371	426,793
IntriCon Corp. *	1,000	16,170
Invacare Corp. *	4,558	12,398
iRadimed Corp. *	325	15,018
iRhythm Technologies, Inc. *	101	11,887
Lantheus Holdings, Inc. *	7,277	210,233
LeMaitre Vascular, Inc.	2,976	149,484
LENSAR, Inc. *	1,385	8,255
LivaNova PLC *	5,101	445,980
Meridian Bioscience, Inc. *	4,782	97,553
Merit Medical Systems, Inc. *	5,761	358,910
Mesa Laboratories, Inc.	188	61,681
Natus Medical, Inc. *	4,076	96,723
Neogen Corp. *	10,822	491,427
Nevro Corp. *	822	66,640
NuVasive, Inc. *	5,261	276,097
OraSure Technologies, Inc. *	9,521	82,738
Orthofix Medical, Inc. *	2,039	63,393
OrthoPediatrics Corp. *	768	45,972

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Penumbra, Inc. *	2,823	$811,104
Quidel Corp. *	4,661	629,188
SeaSpine Holdings Corp. *	2,964	40,370
Shockwave Medical, Inc. *	2,116	377,346
SI-BONE, Inc. *	1,793	39,823
STAAR Surgical Co. *	3,622	330,689
Surgalign Holdings, Inc. *@	12,434	8,908
SurModics, Inc. *	1,788	86,092
Tactile Systems Technology, Inc. *	1,097	20,876
Tandem Diabetes Care, Inc. *	3,113	468,569
TransMedics Group, Inc. *	1,354	25,943
Utah Medical Products, Inc.	630	63,000
Varex Imaging Corp. *@	2,200	69,410
ViewRay, Inc. *	7,099	39,115
		10,290,168
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc. *	6,699	406,629
Addus HomeCare Corp. *	1,522	142,322
Amedisys, Inc. *	3,317	536,956
AMN Healthcare Services, Inc. *	6,127	749,516
Apollo Medical Holdings, Inc. *@	2,478	182,083
Brookdale Senior Living, Inc. *	16,230	83,747
Chemed Corp.	1,647	871,329
Community Health Systems, Inc. *	11,147	148,367
Corvel Corp. *	2,837	590,096
Covetrus, Inc. *	7,116	142,107
Cross Country Healthcare, Inc. *	6,503	180,523
DaVita, Inc. *	8,508	967,870
Encompass Health Corp.	7,416	483,968
Ensign Group, Inc. (The)	6,774	568,745
Enzo Biochem, Inc. *	6,609	21,215
Guardant Health, Inc. *	3,688	368,874
Hanger, Inc. *	3,413	61,878
HealthEquity, Inc. *	5,161	228,323
Henry Schein, Inc. *	10,880	843,526
InfuSystem Holdings, Inc. *	600	10,218
Joint Corp. (The) *	1,139	74,821
LHC Group, Inc. *	3,259	447,233
Magellan Health, Inc. *	1,803	171,267
MEDNAX, Inc. *	6,014	163,641
ModivCare, Inc. *	1,383	205,085
National Healthcare Corp.	1,882	127,863
National Research Corp.	3,287	136,476
Option Care Health, Inc. *	3,340	94,990
Owens & Minor, Inc.	7,179	312,286
Patterson Cos., Inc.	6,230	182,850
Pennant Group, Inc. (The) *	3,997	92,251
PetIQ, Inc. *@	1,504	34,156
Premier, Inc., Class A	3,891	160,192
Progyny, Inc. *	7,065	355,723
R1 RCM, Inc. *	20,856	531,619
RadNet, Inc. *	5,402	162,654
Select Medical Holdings Corp.	12,138	356,857
Sharps Compliance Corp. *	823	5,868
Star Equity Holdings, Inc. *@	210	536
Surgery Partners, Inc. *	6,352	339,260
Tenet Healthcare Corp. *	11,787	962,880
Tivity Health, Inc. *	3,606	95,343
Triple-S Management Corp. *	3,473	123,917
U.S. Physical Therapy, Inc.	1,511	144,376
Universal Health Services, Inc., Class B	3,730	483,632
		13,354,068
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	14,834	273,687
Computer Programs & Systems, Inc. *	1,636	47,935
Evolent Health, Inc., Class A *	4,696	129,938
Health Catalyst, Inc. *@	1,300	51,506
HealthStream, Inc. *	3,803	100,247
Inspire Medical Systems, Inc. *	600	138,036
NextGen Healthcare, Inc. *	6,391	113,696
Omnicell, Inc. *	4,593	828,761
OptimizeRx Corp. *	1,202	74,656
Simulations Plus, Inc. @	358	16,934
Vocera Communications, Inc. *	2,061	133,635
		1,909,031
Hotels, Restaurants & Leisure — 2.9%
Aramark	13,415	494,343
Biglari Holdings, Inc., Class A *	7	4,865
Biglari Holdings, Inc., Class B *	74	10,550
BJ’s Restaurants, Inc. *	2,751	95,047
Bloomin’ Brands, Inc. *	8,154	171,071
Bluegreen Vacations Holding Corp. *	417	14,637
Boyd Gaming Corp. *	1,865	122,288
Brinker International, Inc. *	5,679	207,795
Carrols Restaurant Group, Inc.	8,916	26,391
Cheesecake Factory, Inc. (The) *	5,035	197,120
Choice Hotels International, Inc.	6,024	939,684
Churchill Downs, Inc.	3,811	918,070
Chuy’s Holdings, Inc. *	2,478	74,637
Cracker Barrel Old Country Store, Inc.	2,324	298,959
Dave & Buster’s Entertainment, Inc. *	4,530	173,952
Del Taco Restaurants, Inc.	4,096	50,995
Denny’s Corp. *	4,694	75,104
El Pollo Loco Holdings, Inc. *	4,284	60,790
Everi Holdings, Inc. *	4,400	93,940
Fiesta Restaurant Group, Inc. *	4,058	44,679
Hilton Grand Vacations, Inc. *	559	29,129
Hyatt Hotels Corp., Class A *	811	77,775
International Game Technology PLC	969	28,014
Jack in the Box, Inc.	3,000	262,440
Marriott Vacations Worldwide Corp.	5,154	870,923
Monarch Casino & Resort, Inc. *	1,490	110,185
Nathan’s Famous, Inc.	794	46,362
Norwegian Cruise Line Holdings Ltd. *	11,485	238,199
Papa John’s International, Inc.	4,290	572,586
Penn National Gaming, Inc. *	555	28,777
Planet Fitness, Inc. Class A *	8,887	804,984
Playa Hotels & Resorts NV *	1,000	7,980
Red Robin Gourmet Burgers, Inc. *	1,717	28,382
Ruth’s Hospitality Group, Inc. *	2,754	54,805
Scientific Games Corp., Class A *	1,500	100,245
SeaWorld Entertainment, Inc. *	3,316	215,076
Shake Shack, Inc., Class A *	2,266	163,514
Texas Roadhouse, Inc.	7,350	656,208
Travel + Leisure Co.	3,148	173,990
Vail Resorts, Inc.	2,071	679,081
Wendy’s Co. (The)	24,565	585,875
Wingstop, Inc.	2,032	351,130

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Wyndham Hotels & Resorts, Inc.	5,481	$491,372
Wynn Resorts Ltd. *	4,478	380,809
		11,032,758
Household Durables — 2.5%
Bassett Furniture Industries, Inc.	1,080	18,112
Beazer Homes USA, Inc. *	1,643	38,150
Cavco Industries, Inc. *	986	313,203
Century Communities, Inc.	3,674	300,496
Ethan Allen Interiors, Inc.	2,598	68,301
Flexsteel Industries, Inc.	1,069	28,713
Green Brick Partners, Inc. *	4,024	122,048
Hamilton Beach Brands Holding Co., Class A	2,000	28,720
Helen of Troy Ltd. *	2,629	642,712
Hooker Furnishings Corp.	1,742	40,554
Installed Building Products, Inc.	3,587	501,176
iRobot Corp. *	3,423	225,507
KB Home	7,849	351,086
La-Z-Boy, Inc.	4,321	156,895
Leggett & Platt, Inc.	8,008	329,609
Lifetime Brands, Inc.	3,200	51,104
M.D.C. Holdings, Inc.	6,276	350,389
M/I Homes, Inc. *	4,620	287,272
Meritage Homes Corp. *	3,491	426,111
Mohawk Industries, Inc. *	3,847	700,846
Newell Brands, Inc.	27,926	609,904
Orleans Homebuilders, Inc. §*@	4,953	—
Skyline Champion Corp. *	2,566	202,663
Sonos, Inc. *@	902	26,880
Taylor Morrison Home Corp. *	9,778	341,839
Tempur Sealy International, Inc.	22,924	1,078,116
Toll Brothers, Inc.	10,507	760,602
TopBuild Corp. *	4,065	1,121,574
TRI Pointe Homes, Inc. *	12,577	350,773
Tupperware Brands Corp. *	773	11,819
Universal Electronics, Inc. *	1,292	52,649
VOXX International Corp. *	3,284	33,398
		9,571,221
Household Products — 0.3%
Central Garden & Pet Co. *	1,247	65,630
Central Garden & Pet Co., Class A *	4,555	217,957
Spectrum Brands Holdings, Inc.	3,742	380,636
WD-40 Co. @	1,589	388,733
		1,052,956
Independent Power Producers & Energy Traders — 0.5%
Atlantica Sustainable Infrastructure PLC	1,800	64,368
Brookfield Renewable Corp. Class A	2,097	77,233
Clearway Energy, Inc., Class A	4,442	148,718
Clearway Energy, Inc., Class C	9,495	342,105
Ormat Technologies, Inc. @	5,451	432,264
Sunnova Energy International, Inc. *@	350	9,772
Vistra Corp.	28,253	643,321
		1,717,781
Insurance — 4.1%
Alleghany Corp. *	890	594,155
Ambac Financial Group, Inc. *	4,434	71,166
American Equity Investment Life Holding Co.	10,429	405,897
American Financial Group, Inc.	4,216	578,941
American National Group, Inc.	1,348	254,556
AMERISAFE, Inc.	1,961	105,561
Argo Group International Holdings Ltd.	3,856	224,072
Assurant, Inc.	4,101	639,182
Assured Guaranty Ltd.	4,657	233,781
Athene Holding Ltd., Class A *	11,296	941,296
Axis Capital Holdings Ltd.	4,830	263,090
Brighthouse Financial, Inc. *	5,115	264,957
Citizens, Inc. *	6,126	32,529
CNO Financial Group, Inc.	10,476	249,748
Crawford & Co., Class A	5,638	42,229
Crawford & Co., Class B	3,345	25,054
Donegal Group, Inc., Class A	3,630	51,873
eHealth, Inc. *	3,214	81,957
Employers Holdings, Inc.	2,665	110,278
Enstar Group Ltd. *	1,195	295,870
Erie Indemnity Co., Class A	1,600	308,256
Everest Re Group Ltd.	2,558	700,687
Fidelity National Financial, Inc.	12,902	673,226
First American Financial Corp.	7,508	587,351
Genworth Financial, Inc., Class A *	14,918	60,418
Global Indemnity Group LLC Class A	2,287	57,472
Globe Life, Inc.	5,598	524,644
Greenlight Capital Re Ltd., Class A *	3,275	25,676
Hallmark Financial Services, Inc. *	4,500	19,575
Hanover Insurance Group, Inc. (The)	2,145	281,124
HCI Group, Inc.	1,239	103,506
Heritage Insurance Holdings, Inc.	3,869	22,750
Horace Mann Educators Corp.	4,392	169,970
Independence Holding Co.	1,802	102,137
Investors Title Co.	279	55,005
James River Group Holdings Ltd.	829	23,883
Kemper Corp.	5,843	343,510
Kingstone Cos., Inc.	2,759	13,795
Kinsale Capital Group, Inc.	400	95,156
Lincoln National Corp.	8,515	581,234
Maiden Holdings Ltd. *	9,822	30,055
MBIA, Inc. *	29,495	465,726
Mercury General Corp.	5,391	286,046
Old Republic International Corp.	20,327	499,638
Primerica, Inc.	4,321	662,280
ProAssurance Corp.	5,438	137,581
Reinsurance Group of America, Inc.	3,019	330,550
RenaissanceRe Holdings Ltd.	2,896	490,380
RLI Corp.	5,024	563,190
Safety Insurance Group, Inc.	1,656	140,810
Selective Insurance Group, Inc.	6,440	527,694
State Auto Financial Corp.	5,003	258,605
Stewart Information Services Corp.	3,069	244,691
Trupanion, Inc. *	157	20,729
Unico American Corp. *	1,700	5,848
United Fire Group, Inc.	2,400	55,656
United Insurance Holdings Corp.	5,146	22,334
Universal Insurance Holdings, Inc.	4,293	72,981
Unum Group	14,680	360,688
W. R. Berkley Corp.	1,131	93,183
White Mountains Insurance Group Ltd.	28	28,389
		15,512,621
Interactive Media & Services — 0.2%
ANGI, Inc. *	2,836	26,120
Cargurus, Inc. *	2,133	71,754
DHI Group, Inc. *	8,881	55,417
QuinStreet, Inc. *	5,180	94,224
Travelzoo *	1,588	14,959
Yelp, Inc. *	812	29,427
The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Interactive Media & Services (Continued)
Ziff Davis, Inc. *	2,996	$332,137
		624,038
Internet & Catalog Retail — 0.2%
1-800-Flowers.com, Inc., Class A *	4,707	110,003
Liquidity Services, Inc. *	4,207	92,890
PetMed Express, Inc. @	2,360	59,614
Qurate Retail, Inc., Series A	15,608	118,621
Shutterstock, Inc.	3,731	413,693
		794,821
IT Services — 1.9%
Alliance Data Systems Corp.	2,224	148,052
Amdocs Ltd.	5,665	423,969
BM Technologies, Inc. *	823	7,580
Cass Information Systems, Inc.	1,788	70,304
Computer Task Group, Inc. *	4,027	40,149
Concentrix Corp.	3,341	596,769
Conduent, Inc. *	3,934	21,007
CSG Systems International, Inc.	4,225	243,444
DXC Technology Co. *	10,737	345,624
Euronet Worldwide, Inc. *	2,789	332,365
ExlService Holdings, Inc. *	4,047	585,884
Genpact Ltd.	12,745	676,505
Globant SA *	1,651	518,563
GoDaddy, Inc., Class A *	8,025	681,001
Hackett Group, Inc. (The)	4,098	84,132
Limelight Networks, Inc. *	15,146	51,951
Liveramp Holdings, Inc. *	8,339	399,855
Maximus, Inc.	2,874	228,972
MoneyGram International, Inc. *	131	1,034
Perficient, Inc. *	4,602	594,992
PFSweb, Inc. *	3,727	48,004
TTEC Holdings, Inc.	5,796	524,828
Unisys Corp. *	700	14,399
Western Union Co. (The)	10,702	190,924
WEX, Inc. *	2,575	361,504
		7,191,811
Leisure Equipment & Products — 0.7%
American Outdoor Brands, Inc. *	1,946	38,784
Brunswick Corp.	4,070	409,971
Callaway Golf Co. *	1,269	34,821
Clarus Corp.	1,907	52,862
Escalade, Inc.	1,950	30,790
Hasbro, Inc.	3,528	359,080
Johnson Outdoors, Inc., Class A	1,000	93,690
Malibu Boats, Inc., Class A *	2,116	145,433
Marine Products Corp.	3,930	49,125
MasterCraft Boat Holdings, Inc. *	2,183	61,844
Mattel, Inc. *	16,916	364,709
Nautilus, Inc. *	2,812	17,238
Polaris, Inc.	3,530	387,982
Smith & Wesson Brands, Inc.	5,880	104,664
Vista Outdoor, Inc. *	4,383	201,925
YETI Holdings, Inc. *	2,442	202,271
		2,555,189
Life Sciences Tools & Services — 1.0%
Adaptive Biotechnologies Corp. *	200	5,612
Bruker Corp.	11,719	983,341
Codexis, Inc. *	4,499	140,684
Fluidigm Corp. *@	1,700	6,664
Harvard Bioscience, Inc. *	5,522	38,930
Inotiv, Inc. *@	239	10,055
Medpace Holdings, Inc. *	2,778	604,604
NeoGenomics, Inc. *	6,214	212,022
Repligen Corp. *	4,248	1,125,040
Syneos Health, Inc. *	7,939	815,176
		3,942,128
Machinery — 5.1%
AGCO Corp.	4,642	538,565
Alamo Group, Inc.	1,320	194,278
Albany International Corp., Class A	3,323	293,919
Allison Transmission Holdings, Inc.	7,391	268,663
Altra Industrial Motion Corp.	2,666	137,486
Astec Industries, Inc.	2,667	184,743
Barnes Group, Inc.	4,989	232,437
Blue Bird Corp. *	2,584	40,414
Chart Industries, Inc. *	3,344	533,335
CIRCOR International, Inc. *	2,600	70,668
Colfax Corp. *	1,255	57,692
Columbus McKinnon Corp.	2,642	122,219
Commercial Vehicle Group, Inc. *	3,758	30,289
Crane Co.	3,089	314,244
Donaldson Co., Inc.	8,206	486,288
Douglas Dynamics, Inc.	2,507	97,923
Eastern Co. (The)	1,272	32,003
Enerpac Tool Group Corp.	6,499	131,800
EnPro Industries, Inc.	2,344	258,004
ESCO Technologies, Inc.	2,646	238,114
Federal Signal Corp.	5,985	259,390
Flowserve Corp.	8,820	269,892
Franklin Electric Co., Inc.	5,666	535,777
Gorman-Rupp Co. (The)	3,803	169,424
Graco, Inc.	10,654	858,925
Graham Corp.	1,759	21,882
Greenbrier Cos., Inc. (The)	3,984	182,826
Helios Technologies, Inc.	4,609	484,729
Hurco Cos., Inc.	1,000	29,700
Hyster-Yale Materials Handling, Inc.	1,765	72,541
ITT, Inc.	5,131	524,337
John Bean Technologies Corp.	3,620	555,887
Kadant, Inc.	1,660	382,597
Kennametal, Inc.	6,340	227,669
LB Foster Co., Class A *	2,165	29,769
Lincoln Electric Holdings, Inc.	3,365	469,317
Lindsay Corp.	1,209	183,768
Manitex International, Inc. *	1,300	8,268
Manitowoc Co., Inc. (The) *	3,607	67,054
Meritor, Inc. *	7,601	188,353
Middleby Corp. (The) *	4,055	797,862
Miller Industries, Inc.	1,261	42,117
Mueller Industries, Inc.	6,958	413,027
Mueller Water Products, Inc., Class A	16,726	240,854
NN, Inc. *	5,264	21,582
Nordson Corp.	2,976	759,683
Omega Flex, Inc.	1,002	127,204
Oshkosh Corp.	4,130	465,492
Park-Ohio Holdings Corp.	2,182	46,193
Pentair PLC	11,013	804,279

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Perma-Pipe International Holdings, Inc. *	1,900	$16,340
Proto Labs, Inc. *	2,997	153,896
RBC Bearings, Inc. *	1,886	380,915
Shyft Group, Inc. (The)	5,720	281,024
Snap-On, Inc.	1,600	344,608
SPX Corp. *	4,956	295,774
SPX FLOW, Inc.	4,360	377,053
Standex International Corp.	1,427	157,912
Tennant Co.	2,037	165,078
Terex Corp.	6,869	301,893
Timken Co. (The)	6,902	478,240
Titan International, Inc. *	7,879	86,354
Toro Co. (The)	7,421	741,432
Trinity Industries, Inc.	4,908	148,222
Wabash National Corp.	6,446	125,826
Watts Water Technologies, Inc., Class A	3,585	696,099
Welbilt, Inc. *	25,499	606,111
Woodward, Inc.	4,322	473,086
		19,333,345
Marine — 0.2%
Costamare, Inc.	5,728	72,459
Eagle Bulk Shipping, Inc.	436	19,838
Eneti, Inc.	420	3,251
Kirby Corp. *	4,368	259,546
Matson, Inc.	5,291	476,349
		831,443
Media — 1.3%
Altice USA, Inc., Class A *	8,066	130,508
AMC Networks, Inc., Class A *	3,389	116,717
Cable One, Inc.	397	700,090
Entravision Communications Corp., Class A	12,528	84,940
EW Scripps Co. (The), Class A	7,073	136,863
Gannett Co., Inc. *	1	5
Gray Television, Inc.	8,433	170,009
Hemisphere Media Group, Inc. *	2,950	21,446
Interpublic Group of Cos., Inc. (The)	16,227	607,701
John Wiley & Sons, Inc., Class A	1,866	106,866
Loyalty Ventures, Inc. *	889	26,732
New York Times Co. (The), Class A	20,126	972,086
News Corp., Class A	19,977	445,687
News Corp., Class B	3,804	85,590
Nexstar Media Group, Inc. Class A	4,189	632,455
Saga Communications, Inc., Class A	664	15,943
Scholastic Corp.	3,519	140,619
TechTarget, Inc. *	4,017	384,266
		4,778,523
Metals & Mining — 1.7%
Alcoa Corp.	15,179	904,365
Allegheny Technologies, Inc. *	11,817	188,245
Ampco-Pittsburgh Corp. *	1,498	7,490
Carpenter Technology Corp.	4,542	132,581
Century Aluminum Co. *	10,675	176,778
Cleveland-Cliffs, Inc. *	21,519	468,469
Coeur Mining, Inc. *	17,429	87,842
Commercial Metals Co.	13,236	480,334
Compass Minerals International, Inc.	3,215	164,222
Ferroglobe Representation & Warranty Insurance Trust §*	24,025	—
Fortitude Gold Corp.	4,671	30,922
Friedman Industries, Inc.	700	6,566
Haynes International, Inc.	1,229	49,566
Hecla Mining Co.	30,869	161,136
Kaiser Aluminum Corp.	2,372	222,826
Materion Corp.	2,319	213,209
Olympic Steel, Inc.	1,200	28,200
Reliance Steel & Aluminum Co.	5,864	951,258
Royal Gold, Inc.	4,388	461,661
Ryerson Holding Corp.	5,114	133,220
Schnitzer Steel Industries, Inc., Class A	2,809	145,843
Steel Dynamics, Inc.	14,567	904,174
SunCoke Energy, Inc.	8,204	54,064
TimkenSteel Corp. *	5,303	87,499
United States Steel Corp. @	12,381	294,792
Universal Stainless & Alloy Products, Inc. *	1,092	8,616
Worthington Industries, Inc.	4,458	243,674
		6,607,552
Multi-Utilities — 0.6%
Avista Corp.	6,896	293,011
Black Hills Corp.	6,023	425,043
Centerpoint Energy, Inc.	19,945	556,665
MDU Resources Group, Inc.	11,285	348,029
NiSource, Inc.	18,689	516,003
NorthWestern Corp. @	4,148	237,100
Unitil Corp.	1,923	88,439
		2,464,290
Multiline Retail — 0.4%
Big Lots, Inc.	2,922	131,636
Dillard’s, Inc., Class A @	1,103	270,257
Kohl’s Corp.	11,023	544,426
Macy’s, Inc.	19,449	509,175
Nordstrom, Inc. *@	346	7,827
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	192,116
		1,655,437
Oil, Gas & Consumable Fuels — 2.0%
Adams Resources & Energy, Inc.	536	14,906
Antero Midstream Corp.	1,022	9,893
APA Corp.	12,500	336,125
Arch Resources, Inc. @	1,314	119,995
Ardmore Shipping Corp. *	1,612	5,449
Chesapeake Energy Corp. @	4,468	288,275
Civitas Resources, Inc.	1,752	85,795
Clean Energy Fuels Corp. *	20,279	124,310
CNX Resources Corp. *	16,780	230,725
CONSOL Energy, Inc. *	2,376	53,959
Continental Resources, Inc.	4,981	222,950
Coterra Energy, Inc.	44,762	850,478
CVR Energy, Inc.	3,184	53,523
Delek US Holdings, Inc. *	7,082	106,159
DHT Holdings, Inc.	16,250	84,338
Diamondback Energy, Inc.	641	69,132
Dorian LPG Ltd.	3,332	42,283
Earthstone Energy, Inc., Class A *	3,602	39,406
EnLink Midstream LLC *	22,969	158,256
EQT Corp. *	16,054	350,138
Equitrans Midstream Corp.	4,100	42,394
Evolution Petroleum Corp.	5,356	27,048
Green Plains, Inc. *	5,096	177,137
HollyFrontier Corp.	9,611	315,049
International Seaways, Inc.	4,383	64,342
Magnolia Oil & Gas Corp., Class A	1,028	19,398
Marathon Oil Corp.	31,488	517,033
Matador Resources Co.	10,827	399,733
Murphy Oil Corp.	13,521	353,033
NACCO Industries, Inc., Class A	1,000	36,290

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Overseas Shipholding Group, Inc., Class A *	11,837	$22,254
Par Pacific Holdings, Inc. *	4,135	68,186
PBF Energy, Inc., Class A *	9,903	128,442
PDC Energy, Inc.	8,838	431,118
Range Resources Corp. *	8,409	149,932
Renewable Energy Group, Inc. *	4,892	207,617
Rex American Resources Corp. *	788	75,648
Scorpio Tankers, Inc.	4,277	54,788
SFL Corp. Ltd.	10,975	89,446
SilverBow Resources, Inc. *	1,024	22,293
Southwestern Energy Co. *	61,346	285,872
Talos Energy, Inc. *	4,465	43,757
Targa Resources Corp.	10,817	565,080
W&T Offshore, Inc. *@	3,679	11,883
World Fuel Services Corp.	4,796	126,950
		7,480,818
Paper & Forest Products — 0.4%
Clearwater Paper Corp. *	1,838	67,400
Glatfelter Corp.	6,141	105,625
Louisiana-Pacific Corp.	11,680	915,128
Mercer International, Inc.	7,857	94,205
Neenah, Inc.	1,974	91,357
Resolute Forest Products, Inc.	7,629	116,495
Schweitzer-Mauduit International, Inc.	3,456	103,334
Verso Corp. Class A	5,404	146,016
		1,639,560
Personal Products — 0.6%
Coty, Inc., Class A *	43,703	458,881
Edgewell Personal Care Co.	4,450	203,410
Herbalife Nutriation Ltd. *	9,462	387,280
Inter Parfums, Inc.	3,888	415,627
Medifast, Inc.	1,490	312,051
Natural Alternatives International, Inc. *	1,000	12,640
Natural Health Trends Corp.	1,100	7,447
Nature’s Sunshine Products, Inc.	1,700	31,450
Nu Skin Enterprises, Inc., Class A	4,636	235,277
United-Guardian, Inc.	600	9,840
USANA Health Sciences, Inc. *	2,205	223,146
		2,297,049
Pharmaceuticals — 0.9%
Amneal Pharmaceuticals, Inc. *	7,273	34,837
Amphastar Pharmaceuticals, Inc. *	5,670	132,054
ANI Pharmaceuticals, Inc. *	1,305	60,134
Antares Pharma, Inc. *	9,163	32,712
Arvinas, Inc. *	548	45,013
BioDelivery Sciences International, Inc. *	5,900	18,290
Cara Therapeutics, Inc. *	2,304	28,063
Collegium Pharmaceutical, Inc. *	1,588	29,664
Corcept Therapeutics, Inc. *	4,653	92,129
Cumberland Pharmaceuticals, Inc. *	5,912	27,609
Elanco Animal Health, Inc. *	7,968	226,132
Endo International PLC *	15,983	60,096
Innoviva, Inc. *	5,963	102,862
Intra-Cellular Therapies, Inc. *	4,163	217,891
Jazz Pharmaceuticals PLC *	4,717	600,946
Lannett Co., Inc. *@	4,608	7,465
Marinus Pharmaceuticals, Inc. *@	1,733	20,588
Nektar Therapeutics *	7,979	107,796
NGM Biopharmaceuticals, Inc. *	3,008	53,272
Organon & Co.	2,040	62,118
Otonomy, Inc. *	6,289	13,081
Pacira BioSciences, Inc. *	2,517	151,448
Perrigo Co. PLC	12,427	483,410
Phathom Pharmaceuticals, Inc. *@	1,013	19,926
Phibro Animal Health Corp., Class A	1,835	37,471
Prestige Consumer Healthcare, Inc. *	6,078	368,631
Relmada Therapeutics, Inc. *	400	9,012
Revance Therapeutics, Inc. *@	375	6,120
SIGA Technologies, Inc. *	1,900	14,288
Supernus Pharmaceuticals, Inc. *	5,158	150,407
Taro Pharmaceutical Industries Ltd. *	782	39,186
Zogenix, Inc. *	3,347	54,389
Zynerba Pharmaceuticals, Inc. *	1,626	4,683
		3,311,723
Professional Services — 2.4%
Acacia Research Corp. *	7,978	40,927
ASGN, Inc. *	5,882	725,839
Barrett Business Services, Inc.	935	64,571
Booz Allen Hamilton Holding Corp.	1,166	98,865
CACI International, Inc., Class A *	2,530	681,101
CBIZ, Inc. *	6,173	241,488
CRA International, Inc.	1,016	94,854
Exponent, Inc.	5,886	687,073
Forrester Research, Inc. *	2,360	138,603
Franklin Covey Co. *	2,254	104,495
FTI Consulting, Inc. *	3,897	597,878
Heidrick & Struggles International, Inc.	2,394	104,690
Huron Consulting Group, Inc. *	2,643	131,886
ICF International, Inc.	2,012	206,330
Insperity, Inc.	4,545	536,810
KBR, Inc.	14,771	703,395
Kelly Services, Inc., Class A	4,683	78,534
Kforce, Inc.	3,597	270,566
Korn Ferry	6,561	496,864
Manpowergroup, Inc.	3,514	342,018
ManTech International Corp., Class A	2,716	198,078
Mastech Digital, Inc. *	2,122	36,222
Mistras Group, Inc. *	3,084	22,914
Nielsen Holdings PLC	23,063	473,022
RCM Technologies, Inc. *	2,995	21,324
Resources Connection, Inc.	3,396	60,585
Robert Half International, Inc.	7,950	886,584
Science Applications International Corp.	2,559	213,907
TriNet Group, Inc. *	7,418	706,639
TrueBlue, Inc. *	3,431	94,936
		9,060,998
Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. §*	6,699	226
Indus Realty Trust, Inc.	427	34,613
		34,839
Real Estate Management & Development — 0.8%
Douglas Elliman, Inc. *	6,138	70,587
Forestar Group, Inc. *	1,150	25,013
Howard Hughes Corp. (The) *	3,042	309,615
Jones Lang LaSalle, Inc. *	3,879	1,044,770

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Kennedy-Wilson Holdings, Inc.	13,722	$327,681
Marcus & Millichap, Inc. *	3,813	196,217
Maui Land & Pineapple Co., Inc. *	2,324	23,147
Newmark Group, Inc., Class A	24,049	449,716
Rafael Holdings, Inc., Class B *	3,010	15,351
RE/MAX Holdings, Inc., Class A	1,837	56,010
Realogy Holdings Corp. *	5,347	89,883
RMR Group, Inc. (The) Class A	1,159	40,194
St. Joe Co. (The)	2,868	149,279
Stratus Properties, Inc. *	313	11,447
Tejon Ranch Co. *	2,949	56,267
		2,865,177
Road & Rail — 1.2%
AMERCO	900	653,607
ArcBest Corp.	3,093	370,696
Covenant Logistics Group, Inc. *	1,911	50,508
Heartland Express, Inc.	8,017	134,846
Knight-Swift Transportation Holdings, Inc.	10,458	637,311
Landstar System, Inc.	2,867	513,250
Marten Transport Ltd.	7,902	135,598
P.A.M. Transportation Services, Inc. *	3,046	216,296
Saia, Inc. *	3,397	1,144,891
Schneider National, Inc., Class B	1,500	40,365
Universal Logistics Holdings, Inc.	2,551	48,112
USA Truck, Inc. *	2,154	42,822
Werner Enterprises, Inc.	7,749	369,317
Yellow Corp. *	2,108	26,540
		4,384,159
Semiconductors & Semiconductor Equipment — 4.2%
ACM Research, Inc.,Class A *	239	20,380
Alpha & Omega Semiconductor Ltd. *	2,886	174,776
Ambarella, Inc. *	1,615	327,667
Amkor Technology, Inc.	22,679	562,212
Amtech Systems, Inc. *	2,822	27,881
Axcelis Technologies, Inc. *	3,944	294,065
AXT, Inc. *	5,653	49,803
Azenta, Inc.	7,168	739,093
Ceva, Inc. *	3,095	133,828
Cirrus Logic, Inc. *	6,269	576,873
CMC Materials, Inc.	3,366	645,229
Cohu, Inc. *	5,114	194,792
Cyberoptics Corp. *	1,123	52,220
Diodes, Inc. *	5,169	567,608
First Solar, Inc. *	8,994	783,917
FormFactor, Inc. *	9,854	450,525
GSI Technology, Inc. *	4,641	21,488
Kulicke & Soffa Industries, Inc.	5,414	327,764
Lattice Semiconductor Corp. *	15,739	1,212,847
MACOM Technology Solutions Holdings, Inc. *	447	35,000
Magnachip Semiconductor Corp. *	4,588	96,210
MaxLinear, Inc. *	7,715	581,634
MKS Instruments, Inc.	5,561	968,559
NeoPhotonics Corp. *	5,402	83,029
NVE Corp.	502	34,287
Onto Innovation, Inc. *	4,376	442,982
PDF Solutions, Inc. *	4,938	156,979
Photronics, Inc. *	7,008	132,101
Pixelworks, Inc. *	6,964	30,642
Power Integrations, Inc.	7,955	738,940
Rambus, Inc. *	14,241	418,543
Semtech Corp. *	7,337	652,479
Silicon Laboratories, Inc. *	3,982	821,964
Synaptics, Inc. *	5,027	1,455,367
Ultra Clean Holdings, Inc. *	4,298	246,533
Universal Display Corp.	3,037	501,196
Veeco Instruments, Inc. *@	4,666	132,841
Wolfspeed, Inc. *@	10,030	1,121,053
		15,813,307
Software — 3.2%
ACI Worldwide, Inc. *	10,834	375,940
Agilysys, Inc. *	2,848	126,622
Alarm.com Holdings, Inc. *	465	39,437
Altair Engineering, Inc., Class A *@	258	19,949
Alteryx, Inc., Class A *	2,077	125,658
American Software, Inc., Class A	4,461	116,744
Appfolio, Inc., Class A *@	2,105	254,831
Asana, Inc., Class A *	2,620	195,321
Aspen Technology, Inc. *	4,750	722,950
Asure Software, Inc. *	3,022	23,662
Avalara, Inc. *	1,448	186,951
Aware, Inc. *	4,900	15,435
Black Knight, Inc. *	200	16,578
Blackbaud, Inc. *	5,719	451,687
Blackline, Inc. *	700	72,478
Bottomline Technologies de, Inc. *	3,527	199,170
Bsquare Corp. *	2,300	3,933
CDK Global, Inc.	7,726	322,483
Cognyte Software Ltd. *	8,163	127,914
Commvault Systems, Inc. *	646	44,522
Consensus Cloud Solutions, Inc. *	998	57,754
Coupa Software, Inc. *	1,210	191,240
Dolby Laboratories, Inc., Class A	2,281	217,197
Dropbox, Inc., Class A *	9,814	240,836
Ebix, Inc.	2,155	65,512
eGain Corp. *	4,304	42,954
Elastic NV *	3,540	435,739
Envestnet, Inc. *	1,760	139,638
Five9, Inc. *	3,484	478,423
Guidewire Software, Inc. *	4,139	469,901
InterDigital, Inc.	3,064	219,474
Manhattan Associates, Inc. *	3,948	613,875
Model N, Inc. *@	401	12,042
NCR Corp. *	2,088	83,938
Nuance Communications, Inc. *	4,707	260,391
OneSpan, Inc. *	3,696	62,573
Paylocity Holding Corp. *	3,577	844,744
Pegasystems, Inc.	6,514	728,395
Progress Software Corp.	4,772	230,344
Qualys, Inc. *	4,157	570,424
Rapid7, Inc. *	1,720	202,427
Sailpoint Technologies Holdings, Inc. *	770	37,222
Smartsheet, Inc., Class A *	5,420	419,779
Teradata Corp. *	5,855	248,662
Varonis Systems, Inc. *	1,100	53,658
Verint Systems, Inc. *	6,847	359,536
Vonage Holdings Corp. *	25,008	519,916
Workiva, Inc. *	1,612	210,350
Xperi Holding Corp.	19,304	365,039
Zendesk, Inc. *	995	103,769
		11,928,017
Specialty Retail — 3.7%
Aaron’s Co. Inc. (The)	4,459	109,914
Abercrombie & Fitch Co., Class A *	6,739	234,719
Advance Auto Parts, Inc.	3,935	943,928
America’s Car-Mart, Inc. *	822	84,173

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
American Eagle Outfitters, Inc. @	14,850	$376,002
Asbury Automotive Group, Inc. *	2,143	370,160
AutoNation, Inc. *	2,381	278,220
Barnes & Noble Education, Inc. *	5,686	38,722
Bath & Body Works, Inc.	1,927	134,485
Bed Bath & Beyond, Inc. *	3,408	49,689
Boot Barn Holdings, Inc. *	4,628	569,475
Buckle, Inc. (The)	5,602	237,021
Build-A-Bear Workshop, Inc.	3,018	58,911
Caleres, Inc.	4,772	108,229
Cato Corp. (The) Class A	2,638	45,268
Children’s Place, Inc. (The) *	1,598	126,705
Citi Trends, Inc. *	818	77,506
Conn’s, Inc. *	3,722	87,541
Designer Brands, Inc., Class A *	5,596	79,519
Dick’s Sporting Goods, Inc. @	8,312	955,797
Five Below, Inc. *	5,697	1,178,652
Floor & Decor Holdings, Inc., Class A *	4,489	583,615
Foot Locker, Inc.	5,397	235,471
Gap, Inc. (The)	22,289	393,401
Genesco, Inc. *	1,490	95,613
Group 1 Automotive, Inc.	2,105	410,938
Guess?, Inc.	6,235	147,645
Haverty Furniture Cos., Inc.	1,983	60,620
Hibbett, Inc.	2,842	204,425
Lithia Motors, Inc.	3,347	993,892
MarineMax, Inc. *	2,623	154,862
Monro, Inc.	3,090	180,054
Murphy USA, Inc.	3,357	668,849
ODP Corp. (The) *	4,006	157,356
Penske Automotive Group, Inc.	1,742	186,777
Rent-A-Center, Inc.	6,271	301,259
RH *	540	289,408
Sally Beauty Holdings, Inc. *	4,925	90,915
Shoe Carnival, Inc.	3,062	119,663
Signet Jewelers Ltd.	7,627	663,778
Sleep Number Corp. *	3,221	246,729
Sonic Automotive, Inc., Class A @	3,303	163,333
Sportsman’s Warehouse Holdings, Inc. *	7,232	85,338
Tilly’s, Inc., Class A	1,836	29,578
TravelCenters of America, Inc. *	1,344	69,377
Urban Outfitters, Inc. *	3,938	115,620
Victoria’s Secret & Co. *	642	35,657
Williams-Sonoma, Inc.	4,058	686,330
Winmark Corp.	651	161,637
Zumiez, Inc. *	2,654	127,365
		13,804,141
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd. *	8,276	537,195
Carter’s, Inc.	1,367	138,368
Columbia Sportswear Co.	4,507	439,162
Crocs, Inc. *	10,840	1,389,905
Culp, Inc.	2,004	19,058
Deckers Outdoor Corp. *	3,580	1,311,390
Delta Apparel, Inc. *	1,153	34,290
Fossil Group, Inc. *	2,477	25,488
G-III Apparel Group Ltd. *	5,008	138,421
Hanesbrands, Inc.	22,273	372,405
Lakeland Industries, Inc. *	1,669	36,217
Movado Group, Inc.	2,220	92,863
Oxford Industries, Inc.	1,665	169,031
PVH Corp.	4,448	474,379
Ralph Lauren Corp.	2,279	270,882
Rocky Brands, Inc.	1,000	39,800
Skechers U.S.A., Inc., Class A *	6,530	283,402
Steven Madden Ltd.	7,918	367,950
Superior Group of Cos., Inc.	2,200	48,268
Tapestry, Inc.	18,072	733,723
Under Armour, Inc., Class A *	11,563	245,020
Under Armour, Inc., Class C *	11,079	199,865
Unifi, Inc. *	2,394	55,421
Vera Bradley, Inc. *	5,091	43,324
Wolverine World Wide, Inc.	9,990	287,812
		7,753,639
Thrifts & Mortgage Finance — 1.2%
Axos Financial, Inc. *	7,155	400,036
Capitol Federal Financial, Inc.	15,790	178,901
ESSA Bancorp, Inc.	1,900	32,927
Essent Group Ltd.	4,642	211,350
Federal Agricultural Mortgage Corp., Class C	1,215	150,575
Flagstar Bancorp, Inc.	5,493	263,334
FS Bancorp, Inc.	962	32,352
Hingham Institution for Savings	236	99,092
Home Bancorp, Inc.	994	41,261
Kearny Financial Corp.	7,750	102,688
MGIC Investment Corp.	11,104	160,120
Mr Cooper Group, Inc. *	4,998	207,967
New York Community Bancorp, Inc.	27,709	338,327
NMI Holdings, Inc., Class A *	7,878	172,134
Northfield Bancorp, Inc.	5,020	81,123
Northwest Bancshares, Inc.	12,344	174,791
Ocwen Financial Corp. *	984	39,330
Premier Financial Corp.	4,193	129,606
Provident Financial Holdings, Inc.	1,124	18,602
Provident Financial Services, Inc.	7,592	183,878
Radian Group, Inc.	7,144	150,953
Riverview Bancorp, Inc.	2,557	19,663
Southern Missouri Bancorp, Inc.	686	35,789
Territorial Bancorp, Inc.	1,557	39,314
Timberland Bancorp, Inc.	921	25,512
TrustCo Bank Corp.	2,134	71,084
Walker & Dunlop, Inc.	4,099	618,457
Washington Federal, Inc.	6,377	212,864
Waterstone Financial, Inc.	2,966	64,837
Western New England Bancorp, Inc.	3,161	27,690
WSFS Financial Corp.	4,319	216,468
		4,501,025
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	48,358
Universal Corp.	2,612	143,451
Vector Group Ltd.	12,276	140,929
		332,738
Trading Companies & Distributors — 1.7%
Air Lease Corp.	5,293	234,109
Applied Industrial Technologies, Inc.	4,375	449,313
Beacon Roofing Supply, Inc. *	7,903	453,237

The accompanying notes are an integral part of these financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Boise Cascade Co.	4,352	$309,862
DXP Enterprises, Inc. *	2,323	59,631
GATX Corp.	3,909	407,279
Global Industrial Co.	4,722	193,130
GMS, Inc. *	2,900	174,319
H&E Equipment Services, Inc.	4,346	192,397
Herc Holdings, Inc.	4,556	713,242
Huttig Building Products, Inc. *	1,858	20,568
Lawson Products, Inc. *	1,071	58,637
Mcgrath Rentcorp	2,655	213,090
MRC Global, Inc. *	7,395	50,878
MSC Industrial Direct Co., Inc., Class A	936	78,680
NOW, Inc. *	10,592	90,456
Rush Enterprises, Inc., Class A	5,962	331,726
SiteOne Landscape Supply, Inc. *	185	44,822
Textainer Group Holdings Ltd.	4,819	172,087
Titan Machinery, Inc. *	2,515	84,730
Triton International Ltd.	7,398	445,582
Univar Solutions, Inc. *	1,143	32,404
Veritiv Corp. *	1,000	122,570
Watsco, Inc.	1,919	600,417
WESCO International, Inc. *	5,782	760,853
Willis Lease Finance Corp. *	900	33,885
		6,327,904
Water Utilities — 0.6%
American States Water Co.	4,082	422,242
Artesian Resources Corp., Class A	1,177	54,530
California Water Service Group	6,297	452,503
Consolidated Water Co. Ltd.	1,751	18,631
Essential Utilities, Inc.	10,983	589,677
Middlesex Water Co.	2,133	256,600
Pure Cycle Corp. *	1,000	14,600
SJW Corp.	2,989	218,795
York Water Co. (The)	1,803	89,753
		2,117,331
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	6,413	163,532
Spok Holdings, Inc.	2,839	26,488
Telephone & Data Systems, Inc.	10,010	201,701
United States Cellular Corp. *	2,957	93,205
		484,926
TOTAL COMMON STOCKS (Identified Cost $193,505,315)		376,077,682
PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	38,604
Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	35,660
Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5-year CMT + 10.325%	4,390	134,554
TOTAL PREFERRED STOCKS (Identified Cost $168,077)		208,818
RIGHTS AND WARRANTS — 0.0%
Media — 0.0%
Media General, Inc. CVR §¶*	3,965	490
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶	16,344	—
TOTAL RIGHTS AND WARRANTS (Identified Cost $412)		490
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,092,388	1,092,388
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	1,546,039	1,546,039
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,638,427)		2,638,427
Total Investments — 100.4% (Identified Cost $196,312,231)		378,925,417
Liabilities, Less Cash and Other Assets — (0.4%)		(1,627,858)
Net Assets — 100.0%		$377,297,559

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $7,765,930.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.5%
Australia — 5.9%
Ansell Ltd.	2,269	$52,017
Aurizon Holdings Ltd.	202,076	513,101
Australia & New Zealand Banking Group Ltd.	344,269	6,890,510
Bank of Queensland Ltd. @	37,699	221,892
Bendigo & Adelaide Bank Ltd. @	20,967	138,816
BlueScope Steel Ltd.	163,249	2,482,331
Challenger Ltd.	21,253	100,971
Cleanaway Waste Management Ltd.	152,601	347,508
Crown Resorts Ltd. @*	25,077	218,207
Downer EDI Ltd.	55,219	239,441
Fortescue Metals Group Ltd.	17,284	241,565
Harvey Norman Holdings Ltd. @	136,089	489,117
IGO Ltd.	32,049	267,449
Incitec Pivot Ltd.	234,863	553,634
Lendlease Corp. Ltd.	43,821	340,818
National Australia Bank Ltd.	290,228	6,089,721
Newcrest Mining Ltd.	73,003	1,300,214
Orica Ltd. @	15,385	153,237
Origin Energy Ltd. @	168,307	641,647
OZ Minerals Ltd.	6,895	141,564
QBE Insurance Group Ltd.	20,830	172,008
Qube Holdings Ltd.	60,569	139,692
Rio Tinto Ltd.	3,390	246,911
Santos Ltd.	447,931	2,056,380
South32 Ltd.	637,438	1,859,710
Suncorp Group Ltd.	186,999	1,506,086
Tabcorp Holdings Ltd. @	198,572	725,245
Treasury Wine Estates Ltd.	6,883	61,996
Westpac Banking Corp.	433,713	6,736,947
Woodside Petroleum Ltd. @	109,062	1,740,103
Worley Ltd.	30,039	232,317
		36,901,155
Austria — 0.1%
Erste Group Bank AG	7,953	374,403
Raiffeisen Bank International AG	4,361	128,494
		502,897
Belgium — 0.6%
Ageas SA/NV	21,755	1,128,185
KBC Group NV	25,395	2,181,714
Solvay SA	2,522	293,447
		3,603,346
Canada — 9.9%
AltaGas Ltd.	24,518	529,338
ARC Resources Ltd.	60,117	546,540
Bank of Montreal	4,532	487,935
Bank of Montreal	79,335	8,545,966
Bank of Nova Scotia (The) @	88,567	6,349,368
Bank of Nova Scotia (The)	28,504	2,017,893
Barrick Gold Corp.	19,319	367,305
Barrick Gold Corp. @	124,277	2,361,263
Canadian Imperial Bank of Commerce	15,004	1,748,866
Canadian Imperial Bank of Commerce	48,274	5,627,101
Canadian Natural Resources Ltd. @	205,373	8,677,009
Cenovus Energy, Inc.	77,757	954,856
Fairfax Financial Holdings Ltd.	4,452	2,189,978
First Quantum Minerals Ltd.	84,695	2,026,734
Great-West Lifeco, Inc.	16,930	508,054
iA Financial Corp., Inc.	5,614	321,231
Imperial Oil Ltd. @	33,555	1,211,336
Kinross Gold Corp.	173,331	1,005,771
Lundin Mining Corp.	146,222	1,142,079
Magna International, Inc. @	4,119	333,392
Manulife Financial Corp. @	133,235	2,540,791
Nutrien Ltd.	45,754	3,440,701
Pembina Pipeline Corp. @	12,708	385,434
Suncor Energy, Inc.	38,945	974,793
Suncor Energy, Inc. ¥	109,045	2,728,388
Teck Resources Ltd., Class B	64,723	1,865,317
Toronto-Dominion Bank (The)	1,666	127,727
Toronto-Dominion Bank (The) @	9,602	736,281
Tourmaline Oil Corp.	33,562	1,083,578
West Fraser Timber Co. Ltd.	13,116	1,251,306
		62,086,331
Denmark — 2.0%
AP Moller - Maersk A/S, Class A	246	820,245
AP Moller - Maersk A/S, Class B	297	1,066,227
Carlsberg A/S, Class B	15,445	2,670,697
Danske Bank A/S	41,578	718,953
Demant A/S *	6,785	348,077
DSV A/S	16,130	3,771,951
Pandora A/S	771	96,244
Rockwool International A/S, B Shares	1,147	502,204
Tryg A/S	15,313	378,602
Vestas Wind Systems A/S	65,791	2,014,406
		12,387,606
Finland — 1.1%
Fortum Oyj	16,485	506,553
Nokia Oyj, ADR *	291,727	1,814,542
Nordea Bank Abp	224,183	2,752,935
Stora Enso Oyj, R Shares	55,739	1,024,225
UPM-Kymmene Oyj	29,153	1,110,560
		7,208,815
France — 10.8%
Arkema SA	12,548	1,769,308
AXA SA	104,397	3,112,243
BNP Paribas SA	92,085	6,371,050
Bollore SA	138,791	777,426
Bouygues SA	55,128	1,976,413
Carrefour SA	128,110	2,348,966
Cie de Saint-Gobain	95,430	6,721,991
Cie Generale des Etablissements Michelin SCA	31,880	5,231,977
CNP Assurances	26,215	649,145
Credit Agricole SA	62,747	896,540
Danone SA	11,026	685,274
Eiffage SA	6,827	703,104
Electricite de France SA	73,278	861,801
Engie SA	177,100	2,623,990
EssilorLuxottica SA	5,060	1,078,654
Faurecia SE	3,439	160,841
Orange SA	322,578	3,456,971
Orpea SA	1,216	121,967
Publicis Groupe SA	29,669	1,999,666
Renault SA *	21,069	732,684
Sanofi	30,644	3,090,395
Societe Generale SA	88,773	3,052,760
TotalEnergies SE	357,966	18,188,696
Valeo SA	9,323	282,126
Vinci SA	4,545	480,761
Vivendi SE	18,206	246,450
		67,621,199
Germany — 7.1%
Allianz SE	30,142	7,125,853
BASF SE	24,253	1,705,871
Bayer AG	46,625	2,494,880

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Bayerische Motoren Werke AG	53,296	$5,369,350
Commerzbank AG *	53,244	405,476
Continental AG *	4,557	483,068
Covestro AG ±	20,287	1,251,843
Daimler AG	135,985	10,464,207
Daimler Truck Holding AG *	67,992	2,499,532
Deutsche Bank AG *	46,122	578,554
Deutsche Bank AG *	92,725	1,159,062
Evonik Industries AG	10,688	346,431
Fresenius SE & Co. KGaA	42,320	1,705,618
HeidelbergCement AG	25,898	1,754,939
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,468	1,325,116
RWE AG	56,278	2,288,669
Siemens Energy AG *	6,012	153,936
Talanx AG *	12,026	582,441
Telefonica Deutschland Holding AG	207,880	577,715
Vitesco Technologies Group AG *	911	44,806
Volkswagen AG	6,122	1,801,021
		44,118,388
Hong Kong — 2.1%
BOC Aviation Ltd. ±	47,800	350,031
BOC Hong Kong Holdings Ltd.	285,000	933,851
Cathay Pacific Airways Ltd. @*	230,363	188,780
CK Asset Holdings Ltd.	200,569	1,264,239
CK Hutchison Holdings Ltd.	336,624	2,171,475
CK Infrastructure Holdings Ltd.	24,000	152,817
Hang Lung Properties Ltd.	239,000	491,637
Hang Seng Bank Ltd.	44,800	819,868
Henderson Land Development Co. Ltd.	133,684	569,193
HKT Trust & HKT Ltd.	248,000	333,315
MTR Corp. Ltd.	126,669	679,841
New World Development Co. Ltd.	231,859	917,320
Orient Overseas International Ltd.	12,000	294,400
Sino Land Co. Ltd.	446,567	556,093
Sun Hung Kai Properties Ltd.	182,177	2,210,174
Swire Pacific Ltd., Class A	29,500	167,787
Swire Pacific Ltd., Class B	127,500	124,924
Tsim Sha Tsui Properties Ltd.	14,907	43,970
WH Group Ltd. ±	1,150,459	721,476
		12,991,191
Ireland — 0.5%
CRH PLC, ADR	49,405	2,608,584
Flutter Entertainment PLC *	3,025	481,512
		3,090,096
Israel — 0.5%
Bank Hapoalim B.M.	68,327	705,478
Bank Leumi Le-Israel BM	81,999	882,249
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	110,932	747,174
Phoenix Holdings Ltd. (The)	12,365	160,004
Teva Pharmaceutical Industries Ltd., ADR *	47,500	380,475
		2,875,383
Italy — 1.6%
Assicurazioni Generali SpA	14,345	304,261
Eni SpA	188,543	2,623,098
Intesa Sanpaolo SpA	1,086,051	2,811,730
Mediobanca Banca di Credito Finanziario SpA	39,607	455,886
Telecom Italia SpA	2,860,918	1,414,256
UniCredit SpA	163,283	2,517,797
		10,127,028
Japan — 19.8%
AGC, Inc.	48,500	2,314,744
Air Water, Inc.	11,200	172,922
Aisin Corp.	22,500	862,601
Alfresa Holdings Corp.	7,700	102,618
Alps Alpine Co. Ltd.	27,500	259,389
Amada Co. Ltd.	37,100	367,355
Aozora Bank Ltd. @	14,700	321,782
Asahi Group Holdings Ltd.	7,800	303,375
Asahi Kasei Corp.	53,400	501,829
Bank of Kyoto Ltd. (The)	8,000	370,686
Bridgestone Corp.	31,600	1,359,544
Brother Industries Ltd.	25,900	497,826
Canon Marketing Japan, Inc.	12,000	238,999
Canon, Inc.	42,600	1,037,317
Chiba Bank Ltd. (The)	79,000	452,586
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	160,367
Concordia Financial Group Ltd.	111,200	404,082
Dai-ichi Life Holdings, Inc.	69,900	1,413,131
Daicel Corp.	52,000	359,385
Daio Paper Corp.	12,400	205,894
Daiwa House Industry Co. Ltd.	28,400	816,719
Daiwa Securities Group, Inc.	214,000	1,206,831
Denka Co. Ltd.	16,200	529,531
DIC Corp.	16,000	402,817
Dowa Holdings Co. Ltd.	9,600	403,512
Ebara Corp.	12,200	677,719
ENEOS Holdings, Inc.	342,100	1,279,715
Ezaki Glico Co. Ltd.	3,000	95,453
FUJIFILM Holdings Corp.	6,200	459,543
Fukuoka Financial Group, Inc.	18,000	308,424
Fukuyama Transporting Co. Ltd.	4,300	146,723
Hankyu Hanshin Holdings, Inc.	31,900	905,446
Haseko Corp.	22,300	276,448
Hino Motors Ltd.	25,900	213,450
Hitachi Ltd.	26,800	1,451,482
Honda Motor Co. Ltd.	185,900	5,220,003
House Foods Group, Inc.	2,800	70,615
Idemitsu Kosan Co. Ltd.	27,500	702,143
IHI Corp.	7,700	155,031
Iida Group Holdings Co. Ltd.	36,900	858,423
Inpex Corp.	144,500	1,258,706
Isuzu Motors Ltd.	67,000	833,496
ITOCHU Corp.	21,900	669,775
J. Front Retailing Co. Ltd.	35,100	319,479
Japan Post Holdings Co. Ltd.	71,600	558,210
JFE Holdings, Inc.	34,100	434,884
JTEKT Corp.	43,200	377,432
K’s Holdings Corp.	32,000	311,015
Kajima Corp.	54,000	620,134
Kamigumi Co. Ltd.	15,700	297,267
Kaneka Corp.	16,000	525,080
Kawasaki Heavy Industries Ltd.	32,800	592,527
Komatsu Ltd.	31,000	725,885
Kuraray Co. Ltd. @	76,400	663,510

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
LIXIL Corp.	38,200	$1,017,848
Mabuchi Motor Co. Ltd. @	5,100	168,478
Marubeni Corp.	203,100	1,976,619
Mazda Motor Corp. *	34,000	261,584
Mebuki Financial Group, Inc.	83,070	171,152
Medipal Holdings Corp.	25,300	473,976
Mitsubishi Chemical Holdings Corp.	185,800	1,376,177
Mitsubishi Corp.	105,400	3,346,264
Mitsubishi Electric Corp.	114,300	1,449,244
Mitsubishi Gas Chemical Co., Inc.	36,300	614,730
Mitsubishi Heavy Industries Ltd.	42,400	980,106
Mitsubishi Logistics Corp.	2,500	62,701
Mitsubishi Materials Corp.	21,600	370,860
Mitsubishi Motors Corp. *	41,900	116,925
Mitsubishi UFJ Financial Group, Inc.	206,400	1,121,267
Mitsubishi UFJ Financial Group, Inc., ADR @	464,844	2,538,048
Mitsui Chemicals, Inc.	47,200	1,267,913
Mitsui Fudosan Co. Ltd.	54,100	1,071,606
Mitsui OSK Lines Ltd.	10,100	749,839
Mizuho Financial Group, Inc.	116,640	1,483,477
MS&AD Insurance Group Holdings, Inc.	24,728	762,929
NEC Corp.	30,700	1,417,169
NGK Insulators Ltd.	22,300	376,869
NGK Spark Plug Co. Ltd.	10,600	184,576
NH Foods Ltd.	15,533	559,042
Nippon Electric Glass Co. Ltd.	11,500	294,823
Nippon Express Co. Ltd. *<>	15,900	942,002
Nippon Shokubai Co. Ltd.	4,600	212,745
Nippon Steel Corp.	60,327	985,171
Nissan Motor Co. Ltd. *	222,800	1,076,521
Nisshin Seifun Group, Inc.	3,900	56,213
Nitto Denko Corp.	1,300	100,469
Nomura Holdings, Inc.	175,700	766,310
Nomura Real Estate Holdings, Inc.	23,700	545,370
NSK Ltd.	59,600	382,377
Obayashi Corp.	113,200	875,841
Oji Holdings Corp.	226,000	1,094,341
Otsuka Holdings Co. Ltd.	13,300	482,028
Panasonic Corp.	136,600	1,502,208
Rengo Co. Ltd.	35,400	267,739
Resona Holdings, Inc.	246,400	958,353
Ricoh Co. Ltd.	30,600	284,905
Rohm Co. Ltd.	4,700	427,793
Seiko Epson Corp.	19,500	351,078
Seino Holdings Co. Ltd.	20,400	206,607
Sekisui Chemical Co. Ltd.	16,000	267,339
Sekisui House Ltd.	81,800	1,755,752
Seven & i Holdings Co. Ltd.	50,200	2,206,478
Shimizu Corp.	68,400	423,969
Shizuoka Bank Ltd. (The) @	58,000	414,466
Showa Denko KK	14,000	293,923
Sojitz Corp.	35,820	538,094
Sompo Holdings, Inc.	37,143	1,568,963
Subaru Corp.	39,300	702,774
Sumitomo Chemical Co. Ltd.	471,000	2,219,265
Sumitomo Corp.	59,000	872,203
Sumitomo Dainippon Pharma Co. Ltd.	5,600	64,505
Sumitomo Electric Industries Ltd.	164,200	2,140,467
Sumitomo Forestry Co. Ltd.	33,800	654,080
Sumitomo Heavy Industries Ltd.	26,000	630,392
Sumitomo Metal Mining Co. Ltd.	18,900	714,727
Sumitomo Mitsui Financial Group, Inc.	71,100	2,437,167
Sumitomo Mitsui Trust Holdings, Inc.	24,900	831,876
Sumitomo Realty & Development Co. Ltd.	23,400	688,187
Sumitomo Rubber Industries Ltd.	42,800	436,074
Suzuken Co. Ltd.	1,100	31,748
Suzuki Motor Corp.	18,100	696,904
T&D Holdings, Inc.	77,400	990,462
Taiheiyo Cement Corp.	25,000	494,002
Taisei Corp.	7,200	218,760
Takeda Pharmaceutical Co. Ltd.	141,973	3,871,767
TDK Corp.	7,800	304,460
Teijin Ltd.	53,199	654,408
Toda Corp.	28,000	177,206
Tokai Carbon Co. Ltd. @	21,300	223,684
Tokio Marine Holdings, Inc.	22,000	1,222,498
Tokyo Tatemono Co. Ltd.	37,600	549,144
Tokyu Fudosan Holdings Corp.	132,300	739,537
Toray Industries, Inc.	166,100	984,500
Tosoh Corp.	58,300	864,642
Toyo Seikan Group Holdings Ltd.	30,500	364,049
Toyoda Gosei Co. Ltd.	15,300	332,788
Toyota Motor Corp.	689,950	12,628,790
Toyota Motor Corp., ADR @	13,062	2,420,389
Toyota Tsusho Corp.	32,500	1,497,435
Ube Industries Ltd.	24,700	429,024
Yamada Holdings Co. Ltd.	93,100	318,076
Yamaha Motor Co. Ltd.	37,200	892,244
Yamazaki Baking Co. Ltd. @	6,900	91,656
Yokohama Rubber Co. Ltd. (The)	27,600	442,205
Zeon Corp.	28,500	328,779
		123,436,011
Netherlands — 5.0%
ABN AMRO Group NV, GDR ±	42,957	631,677
Aegon NV	119,175	596,045
Akzo Nobel NV	14,522	1,595,463
ArcelorMittal SA @	53,718	1,709,844
ArcelorMittal SA =	1,708	54,730
Coca-Cola Europacific Partners PLC	11,994	670,195
Heineken NV	11,880	1,337,119
ING Groep NV	253,754	3,536,699
Koninklijke Ahold Delhaize NV	225,868	7,749,234
Koninklijke DSM NV	14,721	3,318,451
Koninklijke KPN NV	264,376	821,708
Koninklijke Philips NV ¢	33,065	1,233,422
Koninklijke Philips NV	13,461	496,038
NN Group NV	33,136	1,796,103
Randstad NV	16,773	1,146,527
Stellantis NV	225,220	4,278,505
Universal Music Group NV	18,206	513,628
		31,485,388
New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	758,663
EBOS Group Ltd.	16,413	463,140
Fletcher Building Ltd.	65,006	326,351
Ryman Healthcare Ltd. @	16,629	139,518
Summerset Group Holdings Ltd.	14,053	131,668
		1,819,340
Norway — 1.1%
Austevoll Seafood ASA	4,118	49,753
DNB Bank ASA	96,212	2,206,860
Equinor ASA	52,956	1,418,526
Norsk Hydro ASA	156,773	1,237,586
Schibsted ASA, Class A	1,169	45,146
SpareBank 1 SR-Bank ASA	25,719	389,003
Storebrand ASA	56,200	564,900

The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway (Continued)
Subsea 7 SA	28,831	$206,839
Yara International ASA	14,514	733,401
		6,852,014
Portugal — 0.1%
Banco Espirito Santo SA §*	414,564	—
EDP Renovaveis SA	27,349	681,897
Galp Energia SGPS SA	8,250	80,025
		761,922
Singapore — 0.9%
Capitaland Investment Ltd. *	184,100	465,851
City Developments Ltd.	58,800	297,142
Frasers Property Ltd.	23,300	19,711
Hongkong Land Holdings Ltd.	101,200	526,240
Jardine Cycle & Carriage Ltd.	12,500	191,081
Keppel Corp. Ltd.	367,700	1,397,020
Olam International Ltd.	94,300	122,458
Oversea-Chinese Banking Corp. Ltd.	60,649	513,059
Singapore Airlines Ltd. @*	301,449	1,116,229
United Overseas Bank Ltd.	27,200	542,950
UOL Group Ltd.	47,218	248,424
		5,440,165
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	415,290	2,482,239
Banco Bilbao Vizcaya Argentaria SA, ADR	134,068	786,979
Banco Santander SA	1,916,252	6,415,148
Banco Santander SA, ADR	210,864	693,743
CaixaBank SA	63,253	173,841
Repsol SA	157,090	1,866,446
		12,418,396
Sweden — 2.9%
BillerudKorsnas AB	26,684	504,079
Boliden AB	68,429	2,650,467
Dometic Group AB ±	22,074	290,576
Electrolux AB	9,652	234,459
Getinge AB, B Shares	21,260	929,575
Holmen AB, B Shares	11,612	558,613
Husqvarna AB, B Shares	21,106	338,329
Industrivarden AB, A Shares	1	32
Intrum AB	3,087	79,735
Millicom International Cellular SA *	8,745	249,008
Peab AB Class B	14,364	181,533
Saab AB	4,192	106,839
Skandinaviska Enskilda Banken AB, Class A	140,768	1,960,520
Skanska AB, B Shares @	17,619	456,649
SKF AB, B Shares	64,782	1,537,786
SSAB AB, A Shares *	11,104	64,440
SSAB AB, B Shares *	33,922	171,220
Svenska Cellulosa AB SCA, A Shares	244	4,358
Svenska Cellulosa AB SCA, B Shares	33,674	599,046
Svenska Handelsbanken AB, A Shares	66,999	725,584
Svenska Handelsbanken AB, B Shares	1,918	22,881
Swedbank AB, A Shares	38,879	783,500
Tele2 AB, B Shares	33,320	476,042
Telefonaktiebolaget LM Ericsson, B Shares	17,389	192,033
Telia Co. AB	304,898	1,194,630
Trelleborg AB, B Shares	28,547	751,253
Volvo AB, A Shares	21,144	497,467
Volvo AB, B Shares	104,968	2,435,376
		17,996,030
Switzerland — 9.2%
ABB Ltd.	79,542	3,046,549
Adecco Group AG	21,532	1,101,176
Alcon, Inc. µ	31,115	2,757,051
Alcon, Inc. @	3,914	340,988
Baloise Holding AG	6,063	992,091
Cie Financiere Richemont SA, Class A	34,971	5,256,012
Credit Suisse Group AG	129,912	1,264,903
Credit Suisse Group AG, ADR @	15,888	153,160
Holcim Ltd. *	72,351	3,692,982
Julius Baer Group Ltd.	38,000	2,551,405
Novartis AG	122,351	10,779,563
Novartis AG, ADR	23,777	2,079,774
SIG Combibloc Group AG *	9,689	270,722
Swatch Group AG (The) µ	6,226	365,210
Swatch Group AG (The) µ	1,834	561,552
Swiss Life Holding AG	4,035	2,475,379
Swiss Prime Site AG	1,574	154,861
Swiss Re AG	27,273	2,701,559
Swisscom AG	4,128	2,331,287
UBS Group AG	364,408	6,566,703
Vifor Pharma AG @	3,119	555,375
Zurich Insurance Group AG	17,812	7,826,959
		57,825,261
United Kingdom — 14.0%
Abrdn PLC	202,084	658,936
Anglo American PLC	83,810	3,421,381
Aviva PLC	745,467	4,141,046
Barclays PLC, ADR @	330,258	3,418,170
Barratt Developments PLC	10,701	108,343
Berkeley Group Holdings PLC	878	56,747
BP PLC	350,960	1,570,013
BP PLC, ADR	347,274	9,247,907
British American Tobacco PLC	183,504	6,789,517
British American Tobacco PLC, ADR @	2,004	74,970
BT Group PLC @	1,280,249	2,938,100
DS Smith PLC	96,352	500,541
Endeavour Mining PLC	11,298	247,673
Glencore PLC *	1,287,762	6,535,567
HSBC Holdings PLC, ADR @	206,389	6,222,628
J Sainsbury PLC	422,622	1,577,686
Kingfisher PLC	420,977	1,927,679
Lloyds Banking Group PLC	8,264,877	5,347,350
Lloyds Banking Group PLC, ADR	217,015	553,388
Melrose Industries PLC	316,251	684,470
Natwest Group PLC	105,541	322,424
Natwest Group PLC, ADR @	115,375	704,941
Pearson PLC	17,918	148,719
Pearson PLC, ADR @	5,700	47,880
Phoenix Group Holdings PLC	42,251	373,557
Royal Dutch Shell PLC, ADR, Class B	460,830	19,976,981
Royal Mail PLC	63,477	434,752
Standard Chartered PLC	186,070	1,129,318
Taylor Wimpey PLC	45,337	107,697
Tesco PLC	225,464	884,708
Vodafone Group PLC	3,881,420	5,897,799
WPP PLC	70,033	1,061,209
The accompanying notes are an integral part of these financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
WPP PLC, ADR @	5,859	$442,647
		87,554,744
TOTAL COMMON STOCKS (Identified Cost $505,784,111)		609,102,706
PREFERRED STOCKS — 1.5%
Germany — 1.4%
Bayerische Motoren Werke AG, 2.580%	9,731	812,072
Porsche Automobil Holding SE, 2.400%	17,284	1,641,918
Volkswagen AG, 2.600%	31,732	6,411,797
		8,865,787
Italy — 0.1%
Telecom Italia SpA, 6.500%	711,381	338,379
TOTAL PREFERRED STOCKS (Identified Cost $9,502,760)		9,204,166
SHORT-TERM INVESTMENTS — 2.9%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.025%	2,294,322	2,294,322
Collateral For Securities On Loan — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	15,859,020	15,859,020
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,153,342)		18,153,342
Total Investments — 101.9% (Identified Cost $533,440,213)		636,460,214
Liabilities, Less Cash and Other Assets — (1.9%)		(11,781,082)
Net Assets — 100.0%		$624,679,132

†	See Note 1
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $43,455,193.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $3,245,603 or 0.52% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.6%
Belgium — 0.0%
Titan Cement International SA *	2,164	$32,964
Brazil — 3.1%
Atacadao SA	18,062	49,452
Banco Bradesco SA	46,571	135,365
Banco Bradesco SA, ADR	123,982	424,018
Banco do Brasil SA	46,117	238,864
Banco Santander Brasil SA	15,497	83,411
BrasilAgro - Co. Brasileira de Propriedades Agricolas	4,100	21,192
Camil Alimentos SA	8,900	18,183
Cia Brasileira de Distribuicao	6,625	25,846
Cia Siderurgica Nacional SA, ADR	17,252	76,599
Cielo SA	28,350	11,605
Construtora Tenda SA	4,433	13,299
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,146	34,410
Direcional Engenharia SA	8,900	20,309
Embraer SA, ADR *	3,100	55,025
Enauta Participacoes SA	13,118	31,347
Ez Tec Empreendimentos e Participacoes SA	5,200	19,092
Gerdau SA, ADR	73,328	360,774
Getnet Adquirencia e Servicos para Meios de Pagamento SA *	3,874	2,678
Hypera SA	4,610	23,398
International Meal Co. Alimentacao SA *	16,347	7,132
Iochpe Maxion SA	12,197	33,613
JBS SA	64,351	438,442
JHSF Participacoes SA	20,831	20,868
M Dias Branco SA	4,368	19,989
MRV Engenharia e Participacoes SA	16,100	34,686
Natura & Co. Holding SA *	7,910	36,113
Petroleo Brasileiro SA	294,300	1,622,084
Positivo Tecnologia SA	9,100	17,808
TIM SA	52,297	123,466
Tupy SA	4,847	17,360
Ultrapar Participacoes SA	26,011	67,899
Usinas Siderurgicas de Minas Gerais SA	9,100	23,706
Vale SA	167,439	2,343,545
Vibra Energia SA	32,735	125,768
		6,577,346
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	21,200	34,583
C&D Property Management Group Co. Ltd. *	18,000	10,273
		44,856
Cayman Islands — 0.2%
Baozun, Inc., Class A *	1,000	4,367
Bizlink Holding, Inc.	2,000	18,867
CNFinance Holdings Ltd. *	2,708	11,049
DouYu International Holdings Ltd.,ADR *	2,931	7,738
Edvantage Group Holdings Ltd.	30,000	18,082
ESR Cayman Ltd. *±	33,000	111,516
Fulgent Sun International Holding Co. Ltd.	8,000	28,019
Glory Sun Land Group Ltd. *	35,778	477
Gourmet Master Co. Ltd.	5,000	20,331
Hello Group, Inc., ADR	12,916	115,986
Tongdao Liepin Group *	1,800	4,372
Yeahka Ltd. *@	6,400	21,176
Zepp Health Corp. ADR *	1,264	6,383
		368,363
Chile — 0.4%
CAP SA	4,662	45,416
Cencosud SA	120,649	201,790
Empresa Nacional de Telecomunicaciones SA	13,467	45,506
Empresas CMPC SA	54,329	91,058
Empresas COPEC SA	24,403	188,636
Enel Americas SA, ADR	18,890	102,762
Enel Chile SA, ADR	4,332	7,841
Grupo Security SA	123,808	17,394
Hortifrut SA	6,080	6,066
Inversiones Aguas Metropolitanas SA	40,036	18,091
PAZ Corp. SA	9,073	3,259
Salfacorp SA	43,600	15,967
Sigdo Koppers SA	27,803	25,963
SMU SA	147,411	14,880
Sociedad Matriz SAAM SA	550,961	36,213
		820,842
China — 31.8%
360 Security Technology, Inc., Class A *	20,500	40,914
361 Degrees International Ltd. *	71,000	36,422
3SBio, Inc. *±	106,000	88,361
AAC Technologies Holdings, Inc.	60,500	238,972
Accelink Technologies Co. Ltd. Class A	9,200	33,619
Agile Group Holdings Ltd. @	131,091	71,114
Agricultural Bank of China Ltd., H Shares	1,613,000	554,384
Air China Ltd., Class H *@	154,000	107,439
Alibaba Group Holding Ltd. *	181,200	2,763,006
Aluminum Corp. of China Ltd., H Shares *	290,000	160,294
Angang Steel Co. Ltd., H Shares	142,999	63,636
Anhui Conch Cement Co. Ltd., H Shares	117,500	586,931
Anhui Guangxin Agrochemical Co. Ltd., Class A	2,200	13,462
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	28,711
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	45,513
Anton Oilfield Services Group *	226,000	12,318
Asia Cement China Holdings Corp.	40,000	25,546
Atlas Corp.	1,365	19,356
Ausnutria Dairy Corp. Ltd. *	41,000	49,689
Avary Holding Shenzhen Co. Ltd., Class A	1,600	10,652
AviChina Industry & Technology Co. Ltd., H Shares	254,000	175,576
BAIC Motor Corp. Ltd., H Shares ±	145,000	62,295
Baidu, Inc., ADR *	12,143	1,806,757
Bank of Beijing Co. Ltd., Class A	98,400	68,550
Bank of Changsha Co. Ltd., Class A	25,500	31,248
Bank of Chengdu Co. Ltd., Class A	26,000	48,954
Bank of China Ltd., H Shares	4,829,902	1,740,550
Bank of Chongqing Co. Ltd., H Shares	46,500	26,597
Bank of Communications Co. Ltd., H Shares	565,400	341,522
Bank of Hangzhou Co. Ltd., Class A	21,100	42,443
Bank of Nanjing Co. Ltd., Class A	61,300	86,179
Bank of Ningbo Co. Ltd., Class A	18,480	110,996
Bank of Shanghai Co. Ltd., Class A	68,500	76,632
Bank of Suzhou Co. Ltd., Class A	20,200	21,457
Baoshan Iron & Steel Co. Ltd., Class A	124,500	139,867
BBMG Corp., H Shares	184,000	28,553
Beijing Capital Co. Ltd., Class A	48,000	25,682
Beijing Capital Development Co. Ltd., Class A	12,200	10,834
Beijing Capital International Airport Co. Ltd., H Shares *@	190,000	116,229

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Dabeinong Technology Group Co. Ltd., Class A	32,000	$52,669
Beijing Energy International Holding Co. Ltd. *	310,000	11,728
Beijing Enlight Media Co. Ltd., Class A	11,300	22,783
Beijing Enterprises Holdings Ltd.	46,000	158,691
Beijing Enterprises Water Group Ltd.	448,000	174,085
Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,360	25,804
Beijing North Star Co. Ltd., Class H	100,000	15,005
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	9,351
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	13,895
Beijing Originwater Technology Co. Ltd., Class A	18,000	20,306
Beijing Shiji Information Technology Co. Ltd., Class A	3,220	14,520
Beijing Sinnet Technology Co. Ltd., Class A	12,200	28,407
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	15,096
Beijing Thunisoft Corp. Ltd., Class A	4,400	8,768
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	15,000	25,816
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	12,758
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	14,600	36,767
Blue Sail Medical Co. Ltd., Class A	12,900	32,972
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	38,891
BOE Technology Group Co. Ltd., Class A	220,300	174,557
Bohai Leasing Co. Ltd., Class A *	64,900	29,633
Bosideng International Holdings Ltd.	32,000	20,150
Bright Dairy & Food Co. Ltd., Class A	7,700	17,542
Brilliance China Automotive Holdings Ltd. *§	178,000	85,618
BTG Hotels Group Co. Ltd., Class A *	5,700	23,369
BYD Electronic International Co. Ltd. @	64,000	234,330
C C Land Holdings Ltd.	106,500	23,765
C&D International Investment Group Ltd.	19,620	41,366
CA Cultural Technology Group Ltd. *@	28,000	1,616
Caitong Securities Co. Ltd., Class A	11,900	20,763
CECEP Solar Energy Co. Ltd., Class A	30,100	52,895
CECEP Wind-Power Corp., Class A	37,700	38,508
Central China Management Co. Ltd.	81,000	16,413
Central China Real Estate Ltd.	81,000	9,765
CGN New Energy Holdings Co. Ltd. @	130,000	136,043
Changjiang Securities Co. Ltd., Class A	39,900	47,204
Chaowei Power Holdings Ltd.	71,000	18,575
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	18,531
Chengtun Mining Group Co. Ltd., Class A	19,700	33,166
China Aircraft Leasing Group Holdings Ltd.	16,000	11,737
China Aoyuan Group Ltd.	103,000	18,625
China Baoan Group Co. Ltd., Class A	9,000	20,377
China BlueChemical Ltd., H Shares	192,000	53,432
China Bohai Bank Co. Ltd. ±	67,500	25,970
China Cinda Asset Management Co. Ltd., Class H	561,000	102,163
China Citic Bank Corp. Ltd., H Shares	613,000	265,717
China Coal Energy Co. Ltd., H Shares	158,000	91,182
China Communication Services Corp. Ltd., H Shares	231,600	112,866
China Conch Venture Holdings Ltd.	80,500	393,335
China Construction Bank Corp., H Shares	6,597,810	4,569,150
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	19,370
China Dongxiang Group Co. Ltd.	389,000	33,923
China Eastern Airlines Corp. Ltd., ADR *	403	7,456
China Eastern Airlines Corp. Ltd., H Shares *	142,000	53,722
China Education Group Holdings Ltd.	30,000	48,708
China Energy Engineering Corp. *	88,674	37,983
China Energy Engineering Corp. Ltd., H Shares	152,000	25,731
China Everbright Bank Co. Ltd., H Shares	241,000	85,304
China Everbright Greentech Ltd. ±	65,000	24,424
China Everbright Ltd.	88,000	105,182
China Film Co. Ltd., Class A *	10,100	20,300
China Foods Ltd.	86,000	33,639
China Fortune Land Development Co. Ltd., Class A *	19,211	10,851
China Galaxy Securities Co. Ltd., H Shares	194,500	111,748
China Gas Holdings Ltd.	211,800	440,031
China Great Wall Securities Co. Ltd., Class A	8,500	17,271
China Harmony Auto Holding Ltd.	62,000	39,199
China High Speed Transmission Equipment Group Co. Ltd. *	44,000	31,713
China Hongqiao Group Ltd.	162,500	171,512
China Huarong Asset Management Co. Ltd., Class H *±§	801,000	39,292
China International Capital Corp. Ltd., H Shares ±	21,600	59,557
China International Marine Containers Group Co. Ltd., Class H @	49,640	89,253
China Jinmao Holdings Group Ltd.	440,000	135,991
China Jushi Co. Ltd., Class A	22,631	64,626
China Kepei Education Group Ltd.	36,000	14,820
China Lesso Group Holdings Ltd.	100,000	143,635
China Life Insurance Co. Ltd., Class H	285,000	472,225
China Lilang Ltd.	31,000	17,334
China Literature Ltd. *@±	4,600	28,907
China Lumena New Materials Corp. *§	5,599	—
China Maple Leaf Educational Systems Ltd. *	160,000	11,080
China Medical System Holdings Ltd.	97,000	161,966
China Meheco Co. Ltd., Class A	9,900	18,345
China Merchants Bank Co. Ltd., H Shares	247,500	1,921,902
China Merchants Energy Shipping Co. Ltd., Class A	56,880	36,591
China Merchants Land Ltd. *	118,000	11,198
China Merchants Port Holdings Co. Ltd.	84,891	154,594
China Merchants Securities Co. Ltd., H Shares ±	10,660	16,323
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	46,048
China Minsheng Banking Corp. Ltd., H Shares @	395,880	151,294
China Modern Dairy Holdings Ltd. @	290,000	48,720
China Molybdenum Co. Ltd., H Shares	135,000	71,157

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China National Accord Medicines Corp. Ltd., Class A	5,200	$30,172
China National Building Material Co. Ltd., H Shares	418,850	513,521
China National Medicines Corp. Ltd., Class A	2,900	14,347
China New Higher Education Group Ltd. ±	74,000	31,318
China Oil & Gas Group Ltd. *	200,000	12,055
China Oilfield Services Ltd., H Shares	180,000	157,665
China Oriental Group Co. Ltd.	122,000	36,768
China Overseas Grand Oceans Group Ltd.	131,500	66,783
China Overseas Land & Investment Ltd.	376,500	891,330
China Pacific Insurance Group Co. Ltd., H Shares	203,200	551,158
China Petroleum & Chemical Corp., H Shares	1,784,400	830,693
China Railway Group Ltd., H Shares	326,000	172,249
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	28,143
China Reinsurance Group Corp., H Shares	323,000	31,067
China Resources Cement Holdings Ltd.	238,000	179,777
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	13,216
China Resources Gas Group Ltd.	70,000	395,445
China Resources Land Ltd.	338,000	1,421,780
China Resources Medical Holdings Co. Ltd.	71,500	42,547
China Resources Pharmaceutical Group Ltd. ±	134,500	61,234
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,900	42,442
China Risun Group Ltd.	16,000	9,706
China Sanjiang Fine Chemicals Co. Ltd.	44,000	14,389
China SCE Group Holdings Ltd.	170,000	41,205
China Shanshui Cement Group Ltd. *	53,000	13,322
China Shenhua Energy Co. Ltd., H Shares	336,500	788,866
China Shineway Pharmaceutical Group Ltd.	36,000	31,810
China South City Holdings Ltd. @	508,000	47,559
China South Publishing & Media Group Co. Ltd., Class A	11,600	17,418
China Southern Airlines Co. Ltd., H Shares *@	170,000	101,814
China Taiping Insurance Holdings Co. Ltd.	137,800	189,093
China Tianrui Group Cement Co. Ltd. *	11,000	8,845
China Tower Corp. Ltd., Class H ±	3,174,000	350,064
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	172,387
China TransInfo Technology Co. Ltd., Class A	6,900	16,185
China Travel International Investment Hong Kong Ltd. *	180,000	35,550
China Vanke Co. Ltd., Class H	158,172	367,967
China Yongda Automobiles Services Holdings Ltd.	84,000	112,466
China Zhongwang Holdings Ltd. *@§	154,000	24,885
Chinasoft International Ltd. *	108,000	140,721
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	17,842
Chongqing Changan Automobile Co. Ltd., Class A	17,500	41,709
Chongqing Department Store Co. Ltd., Class A	2,400	9,798
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	80,284
CIFI Holdings Group Co. Ltd.	299,632	180,220
CIMC Enric Holdings Ltd.	74,000	107,618
CITIC Ltd.	417,000	411,783
CITIC Securities Co. Ltd., Class H	73,000	190,515
Citychamp Watch & Jewellery Group Ltd. *	62,000	12,165
CNHTC Jinan Truck Co. Ltd., Class A	2,800	7,420
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	14,800	29,236
COFCO Biotechnology Co. Ltd., Class A	15,100	25,754
Cogobuy Group *@±	40,000	13,748
Concord New Energy Group Ltd.	420,000	44,168
Consun Pharmaceutical Group Ltd.	23,000	13,037
COSCO SHIPPING Development Co. Ltd., H Shares @	324,200	59,040
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares @	136,000	51,801
COSCO SHIPPING Holdings Co. Ltd., H Shares *@	89,699	173,933
COSCO SHIPPING Ports Ltd.	152,431	132,344
Country Garden Holdings Co. Ltd.	847,376	752,011
CP Pokphand Co. Ltd. <>	444,000	64,913
CPMC Holdings Ltd.	53,000	29,635
CSG Holding Co. Ltd., Class A	19,500	30,382
CSPC Pharmaceutical Group Ltd.	128,000	139,039
CTS International Logistics Corp. Ltd., Class A	11,000	23,611
DaFa Properties Group Ltd. @	16,000	9,439
Dali Foods Group Co. Ltd. ±	116,500	60,958
Daqin Railway Co. Ltd., Class A	85,800	86,159
DBG Technology Co. Ltd.,Class A	7,000	16,552
Dexin China Holdings Co. Ltd. @*	76,000	26,024
DHC Software Co. Ltd., Class A	28,100	34,390
Digital China Holdings Ltd.	62,000	39,359
Digital China Information Service Co. Ltd., Class A	10,000	19,958
Dong-E-E-Jiao Co. Ltd., Class A	3,300	25,242
Dongfang Electric Corp. Ltd. H Shares	29,800	50,141
Dongfeng Motor Group Co. Ltd., H Shares	150,000	124,655
Dongxing Securities Co. Ltd., Class A	12,000	21,897
Dongyue Group Ltd.	36,000	56,141
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	26,742
Essex Bio-technology Ltd.	37,000	23,488
Everbright Securities Co. Ltd., Class H @±	16,000	12,373
Fangda Carbon New Material Co. Ltd., Class A	15,700	26,654
Fangda Special Steel Technology Co. Ltd., Class A	19,000	23,253
Fantasia Holdings Group Co. Ltd. @*	142,500	5,939
Far East Horizon Ltd. @	200,000	177,492
FAW Jiefang Group Co. Ltd., Class A	24,100	38,910
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	16,363
FIH Mobile Ltd. *	203,000	35,406
Financial Street Holdings Co. Ltd., Class A	23,300	20,692
FinVolution Group, ADR @	11,439	56,394
Fosun International Ltd.	200,500	216,248
Founder Securities Co. Ltd., Class A	23,800	29,277
Fu Shou Yuan International Group Ltd.	65,000	51,099
Fufeng Group Ltd.	153,000	52,782
Fujian Funeng Co. Ltd., Class A	14,100	36,017
Fujian Star-net Communication Co. Ltd., Class A	6,100	22,559
Fujian Sunner Development Co. Ltd., Class A	9,000	34,131

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Gansu Shangfeng Cement Co. Ltd., Class A	5,200	$16,375
GCL-Poly Energy Holdings Ltd. @*	1,351,000	490,325
GDS Holdings Ltd., Class A *	19,600	113,867
Geely Automobile Holdings Ltd.	493,000	1,346,692
GEM Co. Ltd., Class A	33,500	54,402
Gemdale Corp., Class A	30,000	61,051
Gemdale Properties & Investment Corp. Ltd.	442,000	47,048
Genertec Universal Medical Group Co. Ltd. ±	75,500	54,513
GF Securities Co. Ltd., Class H	70,000	133,401
Giant Network Group Co. Ltd., Class A	9,400	17,654
Ginko International Co. Ltd.	5,000	48,524
Glory Sun Financial Group Ltd. *	356,000	9,131
Golden Eagle Retail Group Ltd.	15,000	12,735
GOME Retail Holdings Ltd. *@	245,000	20,737
Gotion High-tech Co. Ltd., Class A *	3,500	28,145
Grand Pharmaceutical Group Ltd., Class A	68,000	56,423
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	17,557
Great Wall Motor Co. Ltd., H Shares	5,000	17,185
Greattown Holdings Ltd., Class A	34,100	18,940
Greatview Aseptic Packaging Co. Ltd.	88,000	32,164
Gree Electric Appliances, Inc., Class A	6,600	38,347
Greenland Hong Kong Holdings Ltd.	112,000	21,545
Greentown China Holdings Ltd.	78,500	126,445
GRG Banking Equipment Co. Ltd., Class A	23,600	44,065
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,100	39,152
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,300	19,419
Guangdong Tapai Group Co. Ltd., Class A	9,300	15,438
Guanghui Energy Co. Ltd., Class A *	26,800	27,501
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	18,025
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	24,500	14,838
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	185,407
Guangzhou Baiyun International Airport Co. Ltd., Class A	11,000	20,815
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H @	16,000	46,066
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	38,208
Guangzhou R&F Properties Co. Ltd., H Shares @	202,800	75,424
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	13,365	18,244
Guizhou Panjiang Refined Coal Co. Ltd.,Class A	9,269	10,573
Guosen Securities Co. Ltd., Class A	22,400	40,348
Guosheng Financial Holding, Inc., Class A *	14,131	21,285
Guotai Junan Securities Co. Ltd., H Shares *±	29,000	45,001
Haier Smart Home Co. Ltd., Class A	20,500	96,142
Haier Smart Home Co. Ltd., H Shares	81,400	343,971
Hainan Meilan International Airport Co. Ltd., H Shares *	4,000	12,337
Haitian International Holdings Ltd.	44,000	122,167
Haitong Securities Co. Ltd., Class H	169,600	150,295
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	21,063
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	45,200	33,049
Health & Happiness H&H International Holdings Ltd.	18,500	28,660
Heilongjiang Agriculture Co. Ltd., Class A	8,000	18,276
Hengan International Group Co. Ltd.	55,500	285,772
Hengdeli Holdings Ltd. *	184,000	6,725
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,300	27,535
Hengli Petrochemical Co. Ltd., Class A	19,900	71,721
Hengtong Optic-electric Co. Ltd., Class A	9,680	22,965
Hengyi Petrochemical Co. Ltd., Class A	25,000	41,658
Hesteel Co. Ltd., Class A	65,500	25,282
Hi Sun Technology China Ltd. *	138,000	18,229
Hisense Home Appliances Group Co. Ltd., Class H	34,000	40,333
Holitech Technology Co. Ltd., Class A *	35,900	19,659
Hongda Xingye Co. Ltd., Class A	21,200	20,158
Hope Education Group Co. Ltd. @±	120,000	23,084
Hopson Development Holdings Ltd. @	63,800	133,040
Hua Hong Semiconductor Ltd. *±	17,000	93,747
Huaan Securities Co. Ltd., Class A	23,372	19,839
Huadong Medicine Co. Ltd., Class A	8,421	53,116
Huafa Industrial Co. Ltd. Zhuhai, Class A	11,600	10,957
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	20,283
Huagong Tech Co. Ltd., Class A	6,200	27,102
Huapont Life Sciences Co. Ltd., Class A	27,600	31,353
Huatai Securities Co. Ltd., Class H ±	58,600	97,547
Huaxi Securities Co. Ltd., Class A	12,600	19,473
Huaxia Bank Co. Ltd., Class A	43,300	38,046
Huaxin Cement Co. Ltd., Class A	7,000	21,198
Huayu Automotive Systems Co. Ltd., Class A	17,500	77,706
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	9,141
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	19,565
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	55,869
Hunan Gold Corp. Ltd., Class A *	15,800	25,683
Hunan Valin Steel Co. Ltd., Class A	47,300	37,924
Hytera Communications Corp. Ltd., Class A	23,400	20,267
IMAX China Holding, Inc. @±	6,300	9,340
Industrial & Commercial Bank of China Ltd., H Shares	4,285,000	2,417,939
Industrial Bank Co. Ltd. Class A	122,900	367,156
Industrial Securities Co. Ltd., Class A	40,700	63,093
Infore Environment Technology Group Co. Ltd., Class A	12,400	14,261
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	74,402
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	27,960
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	45,379

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A *	49,400	$56,582
JD.com, Inc., Class A *	17,850	627,235
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	20,950
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,100	15,476
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	22,405
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	20,962
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	6,700	16,452
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	20,930
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	33,213
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	23,200	20,967
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,900	9,029
Jiangsu Zhongtian Technology Co. Ltd., Class A	18,600	49,496
Jiangxi Copper Co. Ltd., H Shares	82,000	131,241
Jiangxi Zhengbang Technology Co. Ltd., Class A	25,000	37,892
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	20,686
Jiayuan International Group Ltd. @	135,695	45,768
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	21,155
Jingrui Holdings Ltd. *	43,000	9,540
JinkoSolar Holding Co. Ltd., ADR *@	4,223	194,089
Jinneng Science&Technology Co. Ltd., Class A	10,600	27,110
JNBY Design Ltd.	16,500	26,239
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	37,674
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	24,713
Joy City Property Ltd.	226,000	11,593
JOYY, Inc., ADR	4,334	196,894
Ju Teng International Holdings Ltd.	56,000	9,264
Juneyao Airlines Co. Ltd., Class A	9,700	27,015
Kaisa Group Holdings Ltd.	167,570	16,762
Kaisa Prosperity Holdings Ltd. *	3,750	5,761
Kehua Data Co. Ltd., Class A	3,500	19,968
Kingboard Holdings Ltd.	71,500	347,984
Kingboard Laminates Holdings Ltd.	103,000	175,155
Kingsoft Corp. Ltd.	56,400	247,732
Kunlun Energy Co. Ltd.	378,000	354,365
Kunlun Tech Co. Ltd., Class A	5,800	21,067
KWG Group Holdings Ltd.	130,000	85,027
KWG Living Group Holdings Ltd.	65,000	26,675
Lao Feng Xiang Co. Ltd., Class A	2,700	19,424
Lee & Man Paper Manufacturing Ltd.	122,000	84,801
Lee’s Pharmaceutical Holdings Ltd.	34,500	14,733
Legend Holdings Corp., H Shares ±	38,400	56,732
Lenovo Group Ltd.	632,000	726,218
Lens Technology Co. Ltd., Class A	13,140	47,378
Leo Group Co. Ltd., Class A	48,000	18,527
LexinFintech Holdings Ltd., ADR *	6,213	23,982
Leyard Optoelectronic Co. Ltd., Class A	20,300	32,648
Liaoning Cheng Da Co. Ltd., Class A	5,800	17,764
Livzon Pharmaceutical Group, Inc., H Shares	14,100	51,535
Logan Group Co. Ltd.	96,000	73,377
Longfor Group Holdings Ltd. ±	139,000	654,218
Longshine Technology Group Co. Ltd., Class A	4,500	26,146
Lonking Holdings Ltd.	158,000	44,375
Luenmei Quantum Co. Ltd., Class A	13,300	18,802
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	11,917
Luoniushan Co. Ltd., Class A *	16,000	17,900
Luxi Chemical Group Co. Ltd., Class A	8,600	20,591
Luye Pharma Group Ltd. *@±	161,500	73,733
LVGEM China Real Estate Investment Co. Ltd. *	72,000	12,650
Maanshan Iron & Steel Co. Ltd., H Shares	38,000	13,938
Maoyan Entertainment *@±	6,200	7,267
Metallurgical Corp. of China Ltd., H Shares	225,000	57,422
Mingfa Group International Co. Ltd. *	91,000	5,135
Minth Group Ltd.	60,000	264,314
MLS Co. Ltd., Class A	20,000	47,479
MMG Ltd. *	192,000	61,558
Mobvista, Inc. ±*	10,000	8,823
Nanjing Iron & Steel Co. Ltd., Class A	36,600	21,248
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	12,732
NARI Technology Co. Ltd., Class A	4,506	28,301
NavInfo Co. Ltd., Class A *	10,200	25,479
NetDragon Websoft Holdings Ltd.	25,500	59,911
New China Life Insurance Co. Ltd., H Shares	57,900	154,820
New Hope Liuhe Co. Ltd., Class A *	35,615	84,995
Newland Digital Technology Co. Ltd., Class A	10,000	28,431
Nexteer Automotive Group Ltd.	69,000	85,658
Nine Dragons Paper Holdings Ltd.	173,000	185,701
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	30,375
Ningbo Joyson Electronic Corp., Class A	5,200	17,925
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	20,680
Northeast Securities Co. Ltd., Class A	8,500	11,710
OFILM Group Co. Ltd., Class A	20,800	31,657
ORG Technology Co. Ltd., Class A	26,800	29,435
Orient Securities Co. Ltd., Class H ±	52,400	44,756
Oriental Pearl Group Co. Ltd., Class A	10,700	15,865
Ourpalm Co. Ltd., Class A *	27,500	20,970
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	61,900	37,781
PAX Global Technology Ltd.	75,000	53,094
PCI Technology Group Co. Ltd., Class A	15,600	20,389
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	92,311
Perfect World Co. Ltd., Class A	6,700	21,351
PetroChina Co. Ltd., H Shares	2,014,000	896,253
PICC Property & Casualty Co. Ltd., H Shares	494,000	403,560
Ping An Bank Co. Ltd., Class A	108,500	280,556
Ping An Insurance Group Co. of China Ltd., Class H	436,500	3,143,228
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	20,881
Poly Property Group Co. Ltd.	186,000	48,900
Postal Savings Bank of China Co. Ltd., Class H ±	499,000	350,050

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Pou Sheng International Holdings Ltd. *	252,000	$36,842
Powerlong Real Estate Holdings Ltd.	143,000	74,823
Q Technology Group Co. Ltd. @	31,000	40,074
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	29,041
Qingling Motors Co. Ltd., Class H	84,000	17,021
Qudian, Inc.,ADR *	3,805	3,687
Red Star Macalline Group Corp. Ltd., H Shares *±	35,700	17,077
Redco Properties Group Ltd. ±	80,000	26,675
Redsun Properties Group Ltd. @	82,000	23,030
Renhe Pharmacy Co. Ltd., Class A	19,700	28,808
RiseSun Real Estate Development Co. Ltd., Class A	35,400	24,162
Ronshine China Holdings Ltd. @*	43,500	16,736
SAIC Motor Corp. Ltd., Class A	29,700	96,136
Sailun Group Co. Ltd., Class A	13,900	32,256
Sanan Optoelectronics Co. Ltd., Class A	5,100	30,056
Sansteel Minguang Co. Ltd., Class A	13,700	14,617
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	80,259
Satellite Chemical Co. Ltd., Class A	6,048	37,987
Sealand Securities Co. Ltd., Class A	24,800	15,993
Seazen Group Ltd. *	180,000	121,654
Seazen Holdings Co. Ltd., Class A	13,800	63,074
Shaanxi Coal Industry Co. Ltd., Class A	50,037	95,782
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	20,800	38,674
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	30,444
Shandong Chenming Paper Holdings Ltd., H Shares @	35,250	16,862
Shandong Gold Mining Co. Ltd., H Shares @±	34,750	59,450
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	11,760
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	55,544
Shandong Humon Smelting Co. Ltd., Class A	10,800	19,809
Shandong Linglong Tyre Co. Ltd., Class A	7,700	44,158
Shandong Longda Meishi Co. Ltd., Class A	8,100	13,294
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	28,009
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	30,287
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	188,000	234,592
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A *	7,471	13,258
Shanghai AJ Group Co. Ltd., Class A	16,900	17,925
Shanghai Electric Group Co. Ltd., H Shares	166,000	50,667
Shanghai Environment Group Co. Ltd., Class A	11,600	22,915
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	26,000	114,536
Shanghai Industrial Holdings Ltd.	45,000	65,559
Shanghai Industrial Urban Development Group Ltd.	274,000	26,706
Shanghai International Airport Co. Ltd., Class A *	2,300	16,849
Shanghai International Port Group Co. Ltd., Class A	48,600	41,788
Shanghai Jahwa United Co. Ltd., Class A	2,600	16,485
Shanghai Jin Jiang Capital Co. Ltd., Class H	148,000	55,612
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	11,953
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	20,438
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	23,004
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	17,735
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	120,552
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	159,134
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	39,807
Shanghai Shimao Co. Ltd., Class A	23,100	11,888
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	19,229
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	21,610
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	29,090
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	18,431
Shanxi Coking Coal Energy Group Co. Ltd., Class A	50,000	64,880
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	39,041
Shanxi Meijin Energy Co. Ltd., Class A *	41,400	105,427
Shanxi Securities Co. Ltd., Class A	24,700	25,578
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	37,888
Shanying International Holding Co. Ltd., Class A	37,500	19,358
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	10,526
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	15,641
Shenzhen Airport Co. Ltd., Class A *	16,200	18,606
Shenzhen Aisidi Co. Ltd., Class A	14,200	25,355
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. ±	9,500	9,917
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	4,900	13,147
Shenzhen International Holdings Ltd.	107,733	111,912
Shenzhen Investment Ltd.	323,060	69,604
Shenzhen Jinjia Group Co. Ltd., Class A	15,600	37,034
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	12,461
Shenzhen MTC Co. Ltd., Class A *	42,300	32,256
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	15,619
Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,400	67,822
Shenzhen Tagen Group Co. Ltd., Class A	25,000	23,026
Shenzhen World Union Group, Inc., Class A	33,300	20,482

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	$24,576
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,200	34,443
Shimao Group Holdings Ltd. @	131,000	85,681
Shoucheng Holdings Ltd.	134,400	26,716
Shougang Fushan Resources Group Ltd.	219,790	74,414
Shui On Land Ltd.	280,000	37,704
Siasun Robot & Automation Co. Ltd., Class A *	12,500	21,908
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	45,104
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	37,127
Sichuan Languang Development Co. Ltd., Class A *	32,900	10,531
Sieyuan Electric Co. Ltd., Class A	4,300	33,201
Sihuan Pharmaceutical Holdings Group Ltd. @	328,000	62,255
Sino Biopharmaceutical Ltd.	42,000	29,409
Sino-Ocean Group Holding Ltd.	293,712	68,554
Sinofert Holdings Ltd. *	244,000	36,612
Sinolink Securities Co. Ltd., Class A	11,700	20,799
Sinoma International Engineering Co., Class A	14,600	26,184
Sinoma Science & Technology Co. Ltd., Class A	11,000	58,716
Sinopec Engineering Group Co. Ltd., H Shares	111,000	54,806
Sinopec Kantons Holdings Ltd.	90,000	35,319
Sinopec Oilfield Service Corp., Class H *	256,000	21,340
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	56,931
Sinopharm Group Co. Ltd., H Shares	140,400	305,376
Sinotrans Ltd., H Shares	145,000	46,489
Sinotruk Hong Kong Ltd.	67,000	103,109
Skyfame Realty Holdings Ltd.	158,000	17,426
Skyworth Group Ltd. *	156,114	109,314
SOHO China Ltd. *@	153,500	33,859
SooChow Securities Co. Ltd., Class A	20,280	28,193
Spring Airlines Co. Ltd., Class A *	2,300	20,498
SSY Group Ltd. @	124,000	63,928
Sun Art Retail Group Ltd. @	30,500	12,243
Sun King Technology Group Ltd.	26,000	14,671
Sunac China Holdings Ltd.	234,000	353,511
Sunac Services Holdings Ltd. *±	646	659
Suning Universal Co. Ltd., Class A *	32,100	23,722
Suning.com Co. Ltd., Class A *	37,200	24,048
Sunward Intelligent Equipment Co. Ltd., Class A	10,800	16,386
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	45,922
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	15,000	14,310
Tangshan Jidong Cement Co. Ltd., Class A	10,000	18,766
TangShan Port Group Co. Ltd., Class A	55,900	24,120
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	15,835
TBEA Co. Ltd., Class A	13,000	43,181
TCL Electronics Holdings Ltd.	99,667	51,766
TCL Technology Group Corp., Class A	28,300	27,397
Tech-Bank Food Co. Ltd., Class A	23,240	23,483
Tencent Music Entertainment Group, ADR *	29,336	200,952
Tian Di Science & Technology Co. Ltd., Class A	40,500	27,833
Tiangong International Co. Ltd.	76,000	46,492
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	37,717
Tianjin Port Development Holdings Ltd.	180,000	14,312
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	2,900	18,997
Tianneng Power International Ltd. @	74,000	78,294
Tianshui Huatian Technology Co. Ltd., Class A	10,300	20,541
Times China Holdings Ltd.	10,000	4,835
Tingyi Cayman Islands Holding Corp.	76,000	156,141
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	26,773
Tomson Group Ltd.	24,000	6,248
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	44,063
Tongcheng Travel Holdings Ltd. *	49,200	91,112
Tongda Group Holdings Ltd. *	510,000	16,351
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,000	18,916
Tongkun Group Co. Ltd., Class A	11,100	36,888
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	26,755
Tongyu Heavy Industry Co. Ltd., Class A	40,800	23,046
Topsec Technologies Group, Inc., Class A	7,000	21,055
Transfar Zhilian Co. Ltd., Class A	27,553	37,611
TravelSky Technology Ltd., H Shares	53,000	89,177
Trip.com Group Ltd., ADR *	28,782	708,613
Truly International Holdings Ltd.	120,000	49,092
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	16,059
Uni-President China Holdings Ltd.	92,000	89,197
Unisplendour Corp. Ltd., Class A	20,640	73,999
United Energy Group Ltd.	558,000	46,515
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	25,199
Untrade Hua Han Health §	504,000	—
Untrade Huiyuan Juice §	84,500	—
Vinda International Holdings Ltd. @	26,000	63,353
Viomi Technology Co. Ltd., ADR @*	2,471	5,980
Vipshop Holdings Ltd., ADR *	30,726	258,098
Wangfujing Group Co. Ltd., Class A	4,200	17,793
Wangsu Science & Technology Co. Ltd., Class A	20,900	21,938
Want Want China Holdings Ltd.	103,000	94,578
Wanxiang Qianchao Co. Ltd., Class A	42,900	42,877
Wasion Holdings Ltd.	48,000	21,114
Weibo Corp., ADR *	1,188	36,804
Weichai Power Co. Ltd., H Shares	151,000	295,511
Weifu High-Technology Group Co. Ltd., Class A	5,600	18,926
Wellhope Foods Co. Ltd., Class A	7,700	12,372
Wens Foodstuffs Group Co. Ltd., Class A *	47,100	142,334
West China Cement Ltd.	198,000	35,296
Wharf Holdings Ltd. (The)	70,000	215,003
Wingtech Technology Co. Ltd., Class A	5,300	107,524
Wolong Electric Group Co. Ltd., Class A	11,600	33,289
Wuchan Zhongda Group Co. Ltd., Class A	29,100	27,030
Wuhan Department Store Group Co. Ltd., Class A	12,600	20,778

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Wuhu Token Science Co. Ltd., Class A	16,000	$33,339
Wuxi Taiji Industry Co. Ltd., Class A	14,900	18,890
XCMG Construction Machinery Co. Ltd., Class A	47,400	44,549
Xiabuxiabu Catering Management China Holdings Co. Ltd. ±	28,000	21,868
Xiamen C & D, Inc., Class A	17,600	25,047
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	17,582
Xiamen International Port Co. Ltd., Class H	94,000	10,367
Xiamen ITG Group Corp. Ltd., Class A	17,300	19,571
Xiamen Tungsten Co. Ltd., Class A	7,300	25,920
Xiamen Xiangyu Co. Ltd., Class A	22,200	29,573
Xilinmen Furniture Co. Ltd., Class A	5,200	31,844
Xinfengming Group Co. Ltd., Class A	4,000	9,320
Xingda International Holdings Ltd.	95,633	20,972
Xinhu Zhongbao Co. Ltd., Class A	44,900	20,994
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	27,285
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	93,301
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	10,810
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	21,704
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	12,297
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	18,286
Xinyi Solar Holdings Ltd.	266	451
Xinyu Iron & Steel Co. Ltd., Class A	27,300	22,617
Xtep International Holdings Ltd.	57,647	96,109
Xuji Electric Co. Ltd., Class A	9,300	38,085
YaGuang Technology Group Co. Ltd., Class A *	8,000	11,385
Yango Group Co. Ltd., Class A	22,400	10,614
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	18,496
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	45,816
Yanzhou Coal Mining Co. Ltd., H Shares @	180,000	357,805
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *@±	25,600	20,027
Yifan Pharmaceutical Co. Ltd., Class A	7,200	19,905
Yintai Gold Co. Ltd., Class A	31,600	43,533
Yiren Digital Ltd., ADR *	6,796	19,437
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	16,919
Yonghui Superstores Co. Ltd., Class A	58,500	37,174
Youngor Group Co. Ltd., Class A	11,500	12,432
Youzu Interactive Co. Ltd., Class A *	8,100	19,369
Yum China Holdings, Inc.	13,942	694,869
Yunda Holding Co. Ltd., Class A	23,700	76,083
Yunnan Aluminium Co. Ltd., Class A *	18,200	31,898
Yunnan Baiyao Group Co. Ltd., Class A	2,000	32,840
Yunnan Copper Co. Ltd., Class A	8,100	16,992
Yunnan Tin Co. Ltd., Class A *	14,600	44,739
Yutong Bus Co. Ltd., Class A	13,300	22,997
Yuzhou Group Holdings Co. Ltd. @	207,126	17,000
Zhaojin Mining Industry Co. Ltd., Class H	120,000	102,494
Zhefu Holding Group Co. Ltd., Class A	16,400	18,321
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	51,709
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	110,767
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	33,834
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	72,577
Zhejiang Hailiang Co. Ltd., Class A	19,700	38,421
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	16,420
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	9,000	16,338
Zhejiang Juhua Co. Ltd., Class A	7,900	16,002
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	38,247
Zhejiang Medicine Co. Ltd., Class A	10,400	27,871
Zhejiang Narada Power Source Co. Ltd., Class A	9,800	21,773
Zhejiang NHU Co. Ltd., Class A	10,200	49,805
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	12,081
Zhejiang Semir Garment Co. Ltd., Class A	21,700	26,319
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	24,800	21,363
Zhejiang Wanliyang Co. Ltd., Class A	11,400	26,365
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	10,700	41,955
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	18,803
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares @	21,400	22,505
Zhenro Properties Group Ltd. @	93,000	44,249
Zhongji Innolight Co. Ltd., Class A	3,700	24,673
Zhongjin Gold Corp. Ltd., Class A	32,000	41,322
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	30,618
Zhongsheng Group Holdings Ltd.	2,500	19,493
Zhongtian Financial Group Co. Ltd., Class A *	38,300	15,865
Zhou Hei Ya International Holdings Co. Ltd. @±*	57,000	42,983
Zhuzhou CRRC Times Electric Co. Ltd., Class H	34,300	198,607
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	28,172
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	22,120	36,442
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	54,027
ZTE Corp., H Shares	55,800	152,783
ZTO Express Cayman, Inc.	1,700	47,179
ZTO Express Cayman, Inc., ADR	15,793	445,678
		68,339,019
Colombia — 0.2%
Bancolombia SA, ADR	755	23,851
Cementos Argos SA	31,937	47,992
CEMEX Latam Holdings SA *	13,000	9,144
Corp. Financiera Colombiana SA *	2,308	16,234
Grupo Argos SA	29,921	99,712
Grupo de Inversiones Suramericana SA	22,033	162,565
		359,498

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Czech Republic — 0.1%
CEZ, AS	5,556	$210,295
Komercni Banka, AS	2,478	106,041
		316,336
Greece — 0.3%
Alpha Services & Holdings SA *	81,255	99,632
Autohellas Tourist and Trading SA	1,184	12,186
Bank of Greece	859	16,528
Eurobank Ergasias Services & Holdings SA *	150,057	152,286
Fourlis Holdings SA *	3,046	13,351
Hellenic Petroleum Holdings SA	3,804	26,938
JUMBO SA	762	10,931
Motor Oil Hellas Corinth Refineries SA	2,176	34,064
Mytilineos SA	5,774	99,460
National Bank of Greece SA *	33,402	111,498
Piraeus Financial Holdings SA *	1,862	2,735
		579,609
Hong Kong — 0.1%
Untrade CTEG @§	98,000	—
Yuexiu Property Co. Ltd.	135,006	118,947
		118,947
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	51,666	401,275
OTP Bank Nyrt *	1,803	92,244
		493,519
India — 14.1%
ACC Ltd.	5,835	174,558
Adani Enterprises Ltd.	4,435	101,843
Adani Ports & Special Economic Zone Ltd.	15,271	150,038
Adani Transmission Ltd. *	664	15,614
Aditya Birla Capital Ltd. *	44,000	73,219
Allcargo Logistics Ltd.	2,958	15,445
Amara Raja Batteries Ltd.	1,654	14,174
Ambuja Cements Ltd.	41,841	212,707
Apollo Tyres Ltd.	31,532	92,875
Arvind Fashions Ltd. *	5,200	18,936
Arvind Ltd. *	13,452	21,860
Aster DM Healthcare Ltd. *±	5,299	12,443
Aurobindo Pharma Ltd.	25,561	251,757
Axis Bank Ltd. *	100,054	915,062
Axis Bank Ltd., GDR *	4,428	204,574
Bajaj Holdings & Investment Ltd.	3,347	248,181
Balrampur Chini Mills Ltd.	14,783	73,382
Bandhan Bank Ltd. ±	42,966	145,656
Bank of Baroda *	66,538	73,354
Bank of India *	26,524	18,358
Bharat Electronics Ltd.	88,362	249,090
Bharat Heavy Electricals Ltd. *	96,730	76,839
Birla Corp. Ltd.	3,237	62,183
Birlasoft Ltd.	13,059	95,831
Bombay Burmah Trading Co.	684	10,214
Brigade Enterprises Ltd.	1,061	7,008
Camlin Fine Sciences Ltd. *	4,352	7,611
Canara Bank *	25,002	67,184
Ceat Ltd.	3,536	57,591
Central Bank of India Ltd. *	45,284	12,945
Century Textiles & Industries Ltd.	3,788	46,751
Chambal Fertilizers and Chemicals Ltd.	14,403	76,301
Cholamandalam Financial Holdings Ltd.	6,641	57,757
Cipla Ltd.	32,099	407,652
City Union Bank Ltd.	30,829	55,947
Cochin Shipyard Ltd. ±	3,997	19,163
Container Corp. Of India Ltd.	7,508	62,015
CreditAccess Grameen Ltd. *	1,344	10,830
CSB Bank Ltd. *	3,753	11,895
Cyient Ltd.	6,750	93,347
Dalmia Bharat Ltd.	5,315	132,096
DCB Bank Ltd. *	19,962	21,201
DCM Shriram Ltd.	4,319	55,661
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,839	9,203
Dilip Buildcon Ltd. ±	2,860	16,996
Dishman Carbogen Amcis Ltd. *	5,292	14,309
DLF Ltd.	37,826	199,216
eClerx Services Ltd.	1,015	35,774
Edelweiss Financial Services Ltd.	37,825	36,433
EID Parry India Ltd.	7,288	44,124
Equitas Small Finance Bank Ltd. *±	16,074	12,866
Escorts Ltd.	6,126	156,909
Exide Industries Ltd.	26,178	59,233
Federal Bank Ltd.	161,831	180,802
Finolex Cables Ltd.	3,726	26,465
Finolex Industries Ltd.	6,330	17,614
Firstsource Solutions Ltd.	20,730	51,033
Fortis Healthcare Ltd. *	22,623	90,677
GAIL India Ltd.	175,583	305,410
Gateway Distriparks Ltd.	6,284	23,552
General Insurance Corp. of India ±*	7,543	14,308
GHCL Ltd.	4,240	21,663
Glenmark Pharmaceuticals Ltd.	12,966	91,974
Godawari Power and Ispat Ltd.	2,480	9,270
Godfrey Phillips India Ltd.	794	12,027
Granules India Ltd.	17,305	78,219
Grasim Industries Ltd.	22,682	496,446
Great Eastern Shipping Co. Ltd. (The)	8,516	34,214
Gujarat Alkalies & Chemicals Ltd.	2,551	22,409
Gujarat Ambuja Exports Ltd.	4,383	9,994
Gujarat Fluorochemicals Ltd. *	4,451	145,801
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	51,100
Gujarat Pipavav Port Ltd.	19,498	26,138
Gujarat State Fertilizers & Chemicals Ltd.	4,938	8,071
Gujarat State Petronet Ltd.	23,082	91,476
Hero MotoCorp Ltd.	1,858	61,612
HFCL Ltd.	69,784	73,881
HIL Ltd.	334	20,165
Himatsingka Seide Ltd.	2,618	8,875
Hindalco Industries Ltd.	170,691	1,090,130
Hinduja Global Solutions Ltd.	613	27,312
Hindustan Aeronautics Ltd.	2,011	32,722
Housing Development Finance Corp. Ltd.	8,140	283,285
ICICI Bank Ltd.	5,036	50,187
ICICI Bank Ltd., ADR @	89,109	1,763,467
IDFC First Bank Ltd. *	114,324	74,436
IDFC Ltd. *	48,080	40,878
IFCI Ltd. *	68,818	15,044
IIFL Finance Ltd.	11,597	43,433
IIFL Securities Ltd.	25,376	31,338
IIFL Wealth Management Ltd.	1,911	36,342
India Cements Ltd. (The)	18,543	47,957
Indiabulls Housing Finance Ltd.	31,451	92,235
Indian Bank	2,394	4,496
Indian Overseas Bank *	76,991	21,077
Indus Towers Ltd.	24,381	81,308
IndusInd Bank Ltd.	11,258	134,463
IRCON International Ltd. ±	18,858	11,479

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Jindal Poly Films Ltd.	769	$10,769
Jindal Saw Ltd.	14,261	19,012
Jindal Stainless Hisar Ltd. *	10,916	51,250
Jindal Stainless Ltd. *	17,881	47,700
Jindal Steel & Power Ltd. *	46,366	235,461
JK Cement Ltd.	419	18,995
JK Paper Ltd.	3,033	8,379
JK Tyre & Industries Ltd.	10,161	19,055
JM Financial Ltd.	26,872	26,895
JSW Energy Ltd.	42,418	172,900
JSW Steel Ltd.	89,380	787,922
Jubilant Ingrevia Ltd.	9,690	75,169
Jubilant Pharmova Ltd.	9,690	76,388
Kalpataru Power Transmission Ltd.	5,415	27,098
Karnataka Bank Ltd. (The)	41,191	34,078
Kaveri Seed Co. Ltd.	2,043	15,644
KEC International Ltd.	2,756	17,759
KEI Industries Ltd.	1,528	24,029
KPR Mill Ltd.	6,160	55,654
KRBL Ltd.	2,340	7,637
L&T Finance Holdings Ltd. *	78,972	82,334
Larsen & Toubro Ltd.	9,327	237,994
Larsen & Toubro Ltd., GDR	31,671	806,027
Laurus Labs Ltd. ±	8,026	58,266
LIC Housing Finance Ltd.	20,180	100,431
Lupin Ltd.	22,898	292,633
Mahindra & Mahindra Financial Services Ltd.	54,856	110,028
Mahindra & Mahindra Ltd.	65,830	741,140
Mahindra CIE Automotive Ltd. *	6,907	21,812
Manappuram Finance Ltd.	34,315	76,122
Motilal Oswal Financial Services Ltd.	1,768	21,741
Mphasis Ltd.	4,569	208,918
MRF Ltd.	148	145,062
Natco Pharma Ltd.	2,129	25,914
National Aluminium Co. Ltd.	68,435	92,799
NCC Ltd.	30,074	28,421
Nilkamal Ltd.	322	10,569
NMDC Ltd.	47,585	85,458
NOCIL Ltd.	7,374	23,069
Oberoi Realty Ltd. *	7,850	90,818
Orient Cement Ltd.	6,133	13,126
Persistent Systems Ltd.	4,418	291,219
Petronet LNG Ltd.	45,623	132,906
Phillips Carbon Black Ltd.	5,693	18,514
Phoenix Mills Ltd. (The)	4,600	61,139
Piramal Enterprises Ltd.	6,545	232,267
PNB Housing Finance Ltd. *±	4,224	28,128
PNC Infratech Ltd.	4,201	14,863
Polyplex Corp. Ltd.	1,545	39,033
Power Finance Corp. Ltd.	83,351	134,161
Prestige Estates Projects Ltd.	14,610	93,229
PTC India Ltd.	17,788	26,155
Punjab National Bank *	115,447	58,006
Quess Corp. Ltd. ±	2,433	27,856
Rain Industries Ltd.	17,328	55,875
Rajesh Exports Ltd.	7,411	73,631
Rashtriya Chemicals & Fertilizers Ltd.	16,695	17,125
Raymond Ltd. *	3,276	27,427
RBL Bank Ltd. *±	23,980	41,195
REC Ltd.	93,608	168,363
Redington India Ltd.	57,900	112,746
Reliance Industries Ltd.	206,554	6,581,272
Reliance Power Ltd. *	130,737	24,095
RITES Ltd.	2,755	9,823
Shilpa Medicare Ltd.	2,237	16,100
Shipping Corp. of India Ltd.	14,166	25,670
Shriram City Union Finance Ltd.	2,635	62,919
Shriram Transport Finance Co. Ltd.	15,545	254,289
Sobha Ltd.	6,105	73,422
Star Cement Ltd. *	7,280	9,358
State Bank of India	69,305	429,056
State Bank of India, GDR	7,560	466,452
Steel Authority of India Ltd.	89,762	129,628
Strides Pharma Science Ltd.	5,470	32,856
Sun Pharmaceutical Industries Ltd.	38,050	432,528
Sun TV Network Ltd.	5,489	36,891
Sundaram-Clayton Ltd.	221	11,260
Sunteck Realty Ltd.	5,951	39,307
Surya Roshni Ltd.	773	6,068
Tata Chemicals Ltd.	13,719	164,900
Tata Coffee Ltd.	1,997	5,741
Tata Consumer Products Ltd.	32,805	328,157
Tata Motors Ltd. *	178,887	1,161,847
Tata Motors Ltd., ADR *@	2,406	77,209
Tata Steel Ltd.	43,014	643,685
Tata Steel Ltd., GDR	6,244	92,411
Thirumalai Chemicals Ltd.	4,154	13,238
Tube Investments of India Ltd.	2,032	47,810
TV18 Broadcast Ltd. *	55,772	33,687
Uflex Ltd.	3,166	21,806
Union Bank of India Ltd. *	36,541	21,359
UPL Ltd.	40,601	409,065
VA Tech Wabag Ltd. *	2,558	10,661
Vardhman Textiles Ltd.	1,633	51,691
Vedanta Ltd.	31,713	145,370
Vedanta Ltd., ADR *<>	11,177	205,209
Venky’s India Ltd.	673	24,146
Welspun Corp. Ltd.	11,246	26,967
Welspun India Ltd.	31,063	60,801
Wipro Ltd.	31,859	306,565
Wockhardt Ltd. *	4,111	22,785
Yes Bank Ltd. *	193,770	35,581
Zee Entertainment Enterprises Ltd.	15,769	67,935
Zensar Technologies Ltd.	5,610	39,546
Zydus Wellness Ltd.	1,266	32,117
		30,320,593
Indonesia — 1.6%
Adaro Energy Tbk PT	1,844,400	291,170
AKR Corporindo Tbk PT	184,700	53,262
Aneka Tambang Tbk PT	131,300	20,728
Astra Agro Lestari Tbk PT	61,744	41,155
Astra International Tbk PT	1,370,000	547,904
Astra Otoparts Tbk PT	19,600	1,588
Bank Mandiri Persero Tbk PT	710,600	350,252
Bank Maybank Indonesia Tbk PT	568,800	13,250
Bank Negara Indonesia Persero Tbk PT	499,366	236,500
Bank Pan Indonesia Tbk PT *	626,700	33,858

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	$16,233
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	21,207
Bank Tabungan Negara Persero Tbk PT *	405,590	49,231
BISI International Tbk PT	94,000	6,562
Buana Lintas Lautan Tbk PT *	1,041,300	17,389
Bukit Asam Tbk PT	339,600	64,572
Bumi Serpong Damai Tbk PT *	435,700	30,876
Ciputra Development Tbk PT	924,577	62,925
Delta Dunia Makmur Tbk PT *	589,400	10,918
Erajaya Swasembada Tbk PT	1,042,500	43,887
Gudang Garam Tbk PT	38,200	82,015
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	161,798
Indo Tambangraya Megah Tbk PT	52,800	75,574
Indocement Tunggal Prakarsa Tbk PT	62,100	52,721
Indofood Sukses Makmur Tbk PT	407,500	180,841
Japfa Comfeed Indonesia Tbk PT	567,600	68,498
Link Net Tbk PT	34,800	9,767
Lippo Karawaci Tbk PT *	3,192,872	31,587
Medco Energi Internasional Tbk PT *	1,248,052	40,806
Media Nusantara Citra Tbk PT	629,000	39,719
Mitra Adiperkasa Tbk PT *	645,700	32,166
MNC Vision Networks Tbk PT *	1,301,600	15,343
Pabrik Kertas Tjiwi Kimia Tbk PT	84,800	44,773
Panin Financial Tbk PT *	1,598,900	19,296
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	24,652
PP Persero Tbk PT *	442,900	30,765
Ramayana Lestari Sentosa Tbk PT *	70,400	3,235
Sawit Sumbermas Sarana Tbk PT	240,200	16,263
Semen Indonesia Persero Tbk PT	220,600	112,215
Sri Rejeki Isman Tbk PT §*	996,900	3,830
Surya Semesta Internusa Tbk PT *	393,100	13,349
Timah Tbk PT *	116,300	11,873
Tunas Baru Lampung Tbk PT	317,700	17,721
United Tractors Tbk PT	182,800	284,092
Vale Indonesia Tbk PT	184,400	60,550
Waskita Karya Persero Tbk PT *	606,100	27,004
Wijaya Karya Persero Tbk PT *	459,200	35,602
XL Axiata Tbk PT	426,800	94,928
		3,504,450
Korea — 14.0%
AK Holdings, Inc.	449	7,290
AMOREPACIFIC Group	612	22,833
Aprogen Medicines, Inc. *	11,871	16,827
Aprogen pharmaceuticals, Inc. *	18,660	14,206
Asia Paper Manufacturing Co. Ltd.	567	25,089
BGF Co. Ltd.	4,970	22,117
Binggrae Co. Ltd.	417	18,662
BNK Financial Group, Inc.	20,319	143,579
Capro Corp. *	3,814	15,368
Chongkundang Holdings Corp.	196	12,613
CJ CheilJedang Corp.	926	301,851
CJ Corp.	1,703	119,479
CJ ENM Co. Ltd.	392	45,770
CJ Logistics Corp. *	395	41,868
Com2uSCorp *	128	17,034
Dae Han Flour Mills Co. Ltd.	157	20,405
Daesang Corp.	2,426	47,551
Daewoo Engineering & Construction Co. Ltd. *	18,960	92,029
Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	5,100	98,890
Daihan Pharmaceutical Co. Ltd.	296	7,146
Daishin Securities Co. Ltd.	3,671	57,593
Daou Technology, Inc.	2,149	41,217
DB Insurance Co. Ltd.	5,483	249,070
DGB Financial Group, Inc.	20,001	157,821
DL E&C Co. Ltd. *	1,923	192,502
DL Holdings Co. Ltd.	1,534	78,587
Dong-A ST Co. Ltd.	233	14,034
Dongkuk Steel Mill Co. Ltd.	6,894	92,210
Dongkuk Structures & Construction Co. Ltd.	3,960	17,822
Dongwha Pharm Co. Ltd.	736	9,039
Dongwon Development Co. Ltd.	7,412	33,296
Dongwon F&B Co. Ltd.	128	20,943
Dongwon Industries Co. Ltd.	143	27,307
Doosan Bobcat, Inc. *	4,635	158,886
Doosan Co. Ltd.	633	62,834
Doosan Heavy Industries & Construction Co. Ltd. *	481	8,254
DoubleUGames Co. Ltd.	222	10,813
DTR Automotive Corp.	17	1,027
E-MART, Inc. *	1,350	171,483
Easy Holdings Co. Ltd. *	5,023	16,986
Eugene Investment & Securities Co. Ltd.	8,694	26,292
Fila Holdings Corp.	1,248	37,637
GS Engineering & Construction Corp.	6,265	208,702
GS Holdings Corp.	5,177	170,280
GS Retail Co. Ltd.	2,919	74,648
Halla Holdings Corp.	1,090	42,041
Han Kuk Carbon Co. Ltd.	2,014	18,213
Hana Financial Group, Inc.	23,358	826,249
Handok, Inc.	492	9,436
Handsome Co. Ltd.	1,312	39,291
Hanil Holdings Co. Ltd.	1,021	11,595
Hanjin Transportation Co. Ltd.	1,142	28,916
Hankook Tire & Technology Co. Ltd.	6,780	226,428
Hansol Paper Co. Ltd.	2,232	25,348
Hansol Technics Co. Ltd. *	1,664	10,932
Hanwha Aerospace Co. Ltd.	3,511	141,769
Hanwha Corp.	3,953	104,416
Hanwha General Insurance Co. Ltd. *	8,055	25,139
Hanwha Investment & Securities Co. Ltd. *	13,449	72,294
Hanwha Life Insurance Co. Ltd.	20,246	49,987
Hanwha Solutions Corp. *	9,139	272,921
Harim Holdings Co. Ltd.	3,907	31,059
HDC Hyundai Development Co.-Engineering & Construction, Class E	2,554	49,200
HS Industries Co. Ltd.	3,615	18,550
Huchems Fine Chemical Corp.	548	10,672
Hy-Lok Corp.	918	12,935
Hyosung Corp.	657	52,339
Hyosung Heavy Industries Corp. *	306	15,007
Hyundai Construction Equipment Co. Ltd. *	1,558	53,146
Hyundai Department Store Co. Ltd.	1,286	81,244
Hyundai Doosan Infracore Co. Ltd. *	10,482	62,429
Hyundai Electric & Energy System Co. Ltd. *	1,980	33,146
Hyundai Engineering & Construction Co. Ltd.	4,831	180,642
Hyundai Futurenet Co. Ltd.	3,997	14,172
Hyundai Glovis Co. Ltd.	307	43,387
The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Hyundai Greenfood Co. Ltd.	5,396	$38,901
Hyundai Heavy Industries Holdings Co. Ltd.	3,175	143,426
Hyundai Home Shopping Network Corp.	716	38,187
Hyundai Livart Furniture Co. Ltd.	1,625	20,710
Hyundai Marine & Fire Insurance Co. Ltd.	6,794	131,165
Hyundai Mipo Dockyard Co. Ltd. *	1,444	85,030
Hyundai Mobis Co. Ltd.	3,743	801,340
Hyundai Motor Co.	7,337	1,289,954
Hyundai Motor Securities Co. Ltd.	1,658	17,225
Hyundai Steel Co.	5,647	194,765
Hyundai Wia Corp.	941	63,248
Industrial Bank of Korea *	21,945	190,144
Innocean Worldwide, Inc.	407	18,968
INTOPS Co. Ltd.	1,491	40,450
IS Dongseo Co. Ltd.	1,364	50,774
Jahwa Electronics Co. Ltd. *	1,250	26,341
JB Financial Group Co. Ltd.	14,347	100,776
KB Financial Group, Inc., ADR @	35,210	1,625,294
KC Co. Ltd.	887	17,050
KC Tech Co. Ltd.	463	9,367
KCC Corp.	293	77,640
KCC Glass Corp.	444	22,373
Kia Corp.	16,414	1,135,000
KISWIRE Ltd.	1,072	17,540
KIWOOM Securities Co. Ltd.	1,398	125,835
Kolmar Korea Holdings Co. Ltd.	830	13,720
Kolon Industries, Inc. *	1,930	115,110
Korea Asset In Trust Co. Ltd.	5,452	18,735
Korea Electric Terminal Co. Ltd.	682	43,774
Korea Investment Holdings Co. Ltd.	3,650	247,786
Korea Line Corp. *	16,631	36,934
Korea Petrochemical Ind Co. Ltd.	384	59,114
Korea Real Estate Investment & Trust Co. Ltd.	13,613	29,831
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	196,561
Korea Zinc Co. Ltd.	612	263,076
Korean Air Lines Co. Ltd. *	1,975	48,762
Korean Reinsurance Co.	8,995	69,993
KT Skylife Co. Ltd.	3,507	26,964
KT&G Corp. *	6,668	443,131
Kumho Petrochemical Co. Ltd.	514	71,776
Kumho Tire Co., Inc. *	7,034	27,278
Kwang Dong Pharmaceutical Co. Ltd.	5,019	31,370
Kyobo Securities Co. Ltd.	2,156	15,180
LF Corp.	3,054	44,317
LG Corp.	5,347	363,888
LG Display Co. Ltd. *	12,166	251,763
LG Display Co. Ltd., ADR *@	33,235	335,674
LG Electronics, Inc. *	10,656	1,237,037
LG HelloVision Co. Ltd.	4,225	19,761
LG Uplus Corp.	15,900	181,905
Lotte Chemical Corp.	1,056	192,767
Lotte Chilsung Beverage Co. Ltd.	274	30,771
Lotte Confectionery Co. Ltd.	72	7,298
Lotte Corp.	1,582	39,791
LOTTE Fine Chemical Co. Ltd.	1,841	116,151
Lotte Food Co. Ltd.	34	9,853
LOTTE Himart Co. Ltd.	1,461	30,910
Lotte Shopping Co. Ltd.	641	47,020
LS Corp.	1,543	70,222
LX Hausys Ltd.	666	34,456
LX Holdings Corp. *	2,593	21,813
LX International Corp.	3,459	76,964
Maeil Dairies Co. Ltd. *	341	19,707
Mando Corp. *	1,156	61,653
Meritz Financial Group, Inc.	3,910	144,723
Meritz Fire & Marine Insurance Co. Ltd.	1,910	53,906
Meritz Securities Co. Ltd.	31,284	135,531
Mirae Asset Securities Co. Ltd.	28,671	208,626
Muhak Co. Ltd.	2,076	14,582
Namyang Dairy Products Co. Ltd.	41	14,037
Neowiz *	1,039	31,552
Nexen Corp.	2,630	10,089
Nexen Tire Corp.	5,151	29,552
NH Investment & Securities Co. Ltd.	10,116	106,372
NHN Corp. *	2,376	89,943
NICE Holdings Co. Ltd.	708	9,529
Nong Shim Holdings Co. Ltd.	185	11,796
NongShim Co. Ltd.	255	68,322
NS Shopping Co. Ltd.	1,784	19,059
OCI Co. Ltd. *	1,256	109,884
Orion Holdings Corp.	2,572	34,510
Ottogi Corp.	38	14,577
Pan Ocean Co. Ltd.	22,750	103,535
Partron Co. Ltd.	2,142	23,965
Poongsan Corp.	1,950	51,098
POSCO	984	227,220
Posco International Corp.	4,654	87,893
POSCO, ADR	17,853	1,040,651
Power Logics Co. Ltd. *	2,246	15,285
S-MAC Co. Ltd. *	9,909	8,236
S-Oil Corp.	238	17,158
Sajo Industries Co. Ltd.	327	13,025
Samjin Pharmaceutical Co. Ltd.	808	17,876
Samsung C&T Corp.	4,716	472,096
Samsung Card Co. Ltd.	2,083	55,196
Samsung Electronics Co. Ltd.	11,336	746,674
Samsung Electronics Co. Ltd., GDR	718	1,183,982
Samsung Fire & Marine Insurance Co. Ltd.	3,128	531,530
Samsung Heavy Industries Co. Ltd. *	37,160	177,243
Samsung Life Insurance Co. Ltd.	4,444	239,630
Samsung Securities Co. Ltd.	4,339	163,887
Samyang Corp.	427	22,522
Samyang Holdings Corp.	409	33,787
Sangsangin Co. Ltd.	4,957	34,610
SeAH Steel Holdings Corp.	235	20,362
Sebang Co. Ltd.	1,306	13,129
Sebang Global Battery Co. Ltd.	697	44,502
Seohan Co. Ltd.	5,607	7,853
Seoul Semiconductor Co. Ltd.	1,842	23,863
Shinhan Financial Group Co. Ltd.	23,813	737,176
Shinhan Financial Group Co. Ltd., ADR	10,120	312,809
Shinsegae, Inc. *	629	134,398
Shinyoung Securities Co. Ltd.	511	25,792
SK Discovery Co. Ltd.	1,247	48,674
SK Gas Ltd.	364	39,041
SK Hynix, Inc. *	31,364	3,456,306
SK Innovation Co. Ltd. *	1,578	316,596
SK Networks Co. Ltd.	12,838	54,214

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
SK Securities Co. Ltd.	36,346	$30,575
SK, Inc.	2,543	536,945
SL Corp.	1,820	47,768
SNT Motiv Co. Ltd.	1,086	42,983
Songwon Industrial Co. Ltd.	1,925	34,735
Soulbrain Holdings Co. Ltd. *	523	15,223
Spigen Korea Co. Ltd. *	361	13,058
Suheung Co. Ltd.	475	17,661
Sungwoo Hitech Co. Ltd.	3,959	19,017
Sunjin Co. Ltd.	941	9,103
Taekwang Industrial Co. Ltd.	36	31,586
Taeyoung Engineering & Construction Co. Ltd.	2,546	22,488
Theragen Etex Co. Ltd. *	2,386	12,866
Tongyang, Inc.	18,180	22,405
Toptec Co. Ltd.	1,934	15,082
TY Holdings Co. Ltd. *	2,455	58,238
Unid Co. Ltd.	672	56,813
WiSoL Co. Ltd.	914	8,381
Wonik Holdings Co. Ltd. *	5,077	21,269
Woori Financial Group, Inc.	41,228	440,459
Young Poong Corp.	46	25,346
Youngone Corp. *	2,640	96,939
Youngone Holdings Co. Ltd.	787	30,950
Yuanta Securities Korea Co. Ltd.	11,552	39,065
		30,084,471
Malaysia — 1.7%
Aeon Co. M Bhd	64,400	21,796
Alliance Bank Malaysia Bhd	118,600	81,420
AMMB Holdings Bhd *	194,787	148,218
Batu Kawan Bhd	18,200	99,169
Boustead Plantations Bhd	55,720	8,694
Bumi Armada Bhd *	264,700	29,863
Cahya Mata Sarawak Bhd	68,100	20,924
CIMB Group Holdings Bhd	519,053	679,030
DRB-Hicom Bhd	119,100	40,882
Ekovest Bhd	165,800	16,516
Gamuda Bhd *	145,185	101,065
Genting Bhd	159,000	178,236
Genting Malaysia Bhd	182,600	126,233
Genting Plantations Bhd	6,500	10,454
HAP Seng Consolidated Bhd	18,200	33,639
Hengyuan Refining Co. Bhd	9,900	9,197
Hibiscus Petroleum Bhd	140,200	27,427
Hong Leong Financial Group Bhd	29,521	122,874
IJM Corp. Bhd	250,560	91,419
IOI Properties Group Bhd	50,050	13,215
Lotte Chemical Titan Holding Bhd ±	36,723	21,156
Magnum Bhd	86,961	39,661
Mah Sing Group Bhd	205,885	34,100
Malayan Banking Bhd	279,064	555,984
Malaysia Airports Holdings Bhd *	31,300	44,929
Malaysia Building Society Bhd	205,001	26,326
Malaysian Resources Corp. Bhd	136,329	11,617
Matrix Concepts Holdings Bhd	42,800	22,602
Mega First Corp. Bhd	12,800	10,754
MISC Bhd	94,320	159,615
MKH Bhd	36,950	10,909
Oriental Holdings Bhd	25,760	32,463
OSK Holdings Bhd	74,455	15,549
PPB Group Bhd	37,500	153,925
RHB Bank Bhd	184,365	237,648
Sarawak Oil Palms Bhd	20,500	17,174
Sime Darby Bhd	293,600	163,503
Sime Darby Property Bhd	308,000	43,989
SP Setia Bhd Group *	143,480	44,428
Sunway Bhd	96,197	39,716
Ta Ann Holdings Bhd	60	51
United Malacca Bhd	14,600	18,083
UOA Development Bhd	14,100	5,652
WCT Holdings Bhd *	115,937	14,193
YTL Corp. Bhd	464,943	64,730
		3,649,028
Mexico — 2.1%
ALEATICA SAB de CV *	17,691	17,107
Alfa SAB de CV, Class A	260,453	191,185
Alpek SAB de CV	27,384	29,757
Arca Continental SAB de CV	21,120	134,113
Banco del Bajio SA ±	52,670	94,019
Cemex SAB de CV *	605,139	413,465
Coca-Cola Femsa SAB de CV	24,353	133,816
Consorcio ARA SAB de CV	72,788	15,251
Corp. Actinver SAB de CV	15,700	9,086
El Puerto de Liverpool SAB de CV, Series C1	8,547	36,901
Fomento Economico Mexicano SAB de CV	9,867	76,857
GCC SAB de CV	9,847	75,624
Genomma Lab Internacional SAB de CV, Series B	22,030	23,154
Gentera SAB de CV *	67,054	43,228
Grupo Carso SAB de CV, Series A1	24,499	78,263
Grupo Comercial Chedraui SA de CV	28,843	59,784
Grupo Elektra SAB de CV	693	52,460
Grupo Financiero Banorte SAB de CV, Class O	139,310	906,054
Grupo Financiero Inbursa SAB de CV, Class O *	133,245	159,890
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,298
Grupo Mexico SAB de CV, Series B	158,955	692,942
Grupo Sanborns SAB de CV *	34,641	48,217
Grupo Televisa SAB	189,926	356,282
Industrias Bachoco SAB de CV, ADR	639	27,183
Industrias Bachoco SAB de CV, Series B	5,634	19,633
Industrias CH SAB de CV, Series B *	23,916	222,965
Industrias Penoles SAB de CV	8,090	93,257
La Comer SAB de CV	37,216	67,069
Megacable Holdings SAB de CV	16,872	57,673
Minera Frisco SAB de CV, Class A1 *	52,254	9,187
Nemak SAB de CV *±	122,975	36,456
Orbia Advance Corp. SAB de CV	64,269	164,035
Organizacion Soriana SAB de CV, Class B	57,868	73,453
Promotora y Operadora de Infraestructura SAB de CV	11,129	86,834
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	7,814
Unifin Financiera SAB de CV *	10,214	18,756
		4,537,068
Netherlands — 0.0%
Astarta Holding NV	1,115	11,733
Philippines — 0.8%
Alliance Global Group, Inc.	253,300	58,615
Ayala Corp.	9,410	153,350
Bank of the Philippine Islands	67,429	121,853
BDO Unibank, Inc.	94,817	224,433
Belle Corp. *	176,000	4,659
Cebu Air, Inc. *	23,560	19,474

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
CEMEX Holdings Philippines, Inc. *±	324,537	$6,683
China Banking Corp.	74,676	38,076
Cosco Capital, Inc.	257,000	26,208
DMCI Holdings, Inc.	385,900	58,348
East West Banking Corp. *	27,450	5,168
Filinvest Land, Inc.	1,435,000	30,955
First Philippine Holdings Corp.	26,510	36,418
GT Capital Holdings, Inc.	3,472	36,768
JG Summit Holdings, Inc.	152,183	158,174
LT Group, Inc.	132,300	25,685
Megaworld Corp.	1,004,700	62,064
Metropolitan Bank & Trust Co.	120,747	131,894
Puregold Price Club, Inc.	33,600	25,896
Rizal Commercial Banking Corp.	47,790	18,744
Robinsons Land Corp.	247,455	93,173
Robinsons Retail Holdings, Inc.	43,490	55,778
San Miguel Corp.	41,650	93,849
Security Bank Corp.	23,180	54,095
Top Frontier Investment Holdings, Inc. *	4,630	11,595
Union Bank of the Philippines	30,425	59,367
Vista Land & Lifescapes, Inc.	491,200	34,004
		1,645,326
Poland — 0.8%
AB SA	845	11,325
Alior Bank SA *	6,050	82,135
Amica SA	306	8,582
Asseco Poland SA	3,222	69,132
Bank Handlowy w Warszawie SA	2,875	42,099
Bank Millennium SA *	56,324	114,559
Bank Polska Kasa Opieki SA	382	11,567
Ciech SA	1,973	20,567
Develia SA	16,364	12,062
Echo Investment SA	1,732	1,747
Enea SA *	15,105	31,903
Famur SA *	51,375	42,715
Grupa Azoty SA *	5,354	44,914
Grupa Lotos SA *	8,588	130,019
Jastrzebska Spolka Weglowa SA *	2,892	25,029
Kernel Holding SA	6,315	92,002
KGHM Polska Miedz SA	3,036	105,039
mBank SA *	1,049	112,785
PGE Polska Grupa Energetyczna SA *	69,342	138,748
Polski Koncern Naftowy Orlen SA	29,848	550,712
Santander Bank Polska SA	161	13,926
Tauron Polska Energia SA *	107,603	70,878
		1,732,445
Russia — 1.6%
Gazprom PJSC, ADR	162,760	1,503,902
Lukoil PJSC, ADR	18,875	1,689,313
RusHydro PJSC, ADR	61,905	61,905
VTB Bank PJSC, GDR *	92,145	116,103
		3,371,223
Singapore — 0.0%
China XLX Fertiliser Ltd.	24,000	16,405
South Africa — 3.8%
Absa Group Ltd.	40,917	391,709
Adcock Ingram Holdings Ltd.	3,460	10,954
Aeci Ltd.	11,902	83,654
African Rainbow Minerals Ltd.	9,314	135,148
Alexander Forbes Group Holdings Ltd.	100,385	28,286
AngloGold Ashanti Ltd., ADR	16,757	351,562
Aspen Pharmacare Holdings Ltd.	21,622	304,540
Astral Foods Ltd.	5,245	56,828
Barloworld Ltd.	20,449	192,966
DataTec Ltd.	26,361	63,690
Discovery Ltd. *	16,270	146,588
Exxaro Resources Ltd.	16,359	156,938
Gold Fields Ltd., ADR @	49,257	541,334
Grindrod Ltd. *@	33,342	10,357
Grindrod Shipping Holdings Ltd.	905	14,880
Harmony Gold Mining Co. Ltd., ADR	25,436	104,542
Impala Platinum Holdings Ltd.	50,118	707,659
Imperial Logistics Ltd.	19,398	77,896
Investec Ltd.	21,334	117,213
KAP Industrial Holdings Ltd.	75,439	20,688
Lewis Group Ltd.	3,337	9,947
Liberty Holdings Ltd. *	2,624	15,568
Life Healthcare Group Holdings Ltd.	37,723	56,886
Long4Life Ltd.	66,407	24,337
Metair Investments Ltd.	23,331	40,264
Momentum Metropolitan Holdings	100,980	120,086
Motus Holdings Ltd.	16,843	116,363
Mpact Ltd. *	15,365	33,777
MTN Group Ltd. *	144,811	1,551,345
Murray & Roberts Holdings Ltd. *	24,454	21,899
Nedbank Group Ltd.	26,248	288,295
Oceana Group Ltd.	7,336	25,569
Old Mutual Ltd.	280,462	230,565
Omnia Holdings Ltd.	16,030	64,392
Pepkor Holdings Ltd. *±	41,785	57,400
PPC Ltd. *	147,503	46,746
Raubex Group Ltd.	16,897	42,203
Reunert Ltd.	14,953	49,734
RFG Holdings Ltd.	12,062	9,295
Royal Bafokeng Platinum Ltd. @	7,872	77,223
Sappi Ltd. *	60,922	174,565
Sasol Ltd. *	25,120	408,289
Sasol Ltd., ADR *	4,634	75,998
Sibanye Stillwater Ltd.	69,281	213,473
Standard Bank Group Ltd.	84,467	742,154
Super Group Ltd.	41,508	88,590
Telkom SA SOC Ltd. *	28,405	96,401
Tiger Brands Ltd.	2,333	26,500
Wilson Bayly Holmes-Ovcon Ltd.	5,488	39,014
		8,264,310
Taiwan — 18.7%
Acer, Inc.	187,884	206,783
Advanced International Multitech Co. Ltd.	8,000	21,686
Alpha Networks, Inc.	24,973	30,283
Altek Corp.	13,000	22,366
Ambassador Hotel (The) *	20,000	22,482
AmTRAN Technology Co. Ltd.	70,763	45,015
Apex International Co. Ltd.	15,000	70,752
Arcadyan Technology Corp.	7,000	32,259
Ardentec Corp.	39,092	78,419
ASE Technology Holding Co. Ltd.	208,000	800,665
Asia Cement Corp.	203,269	325,471

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Asia Pacific Telecom Co. Ltd. *	125,842	$37,388
Asia Polymer Corp.	31,602	41,863
Asia Vital Components Co. Ltd.	27,000	86,074
Asustek Computer, Inc.	56,000	761,051
AU Optronics Corp.	628,000	519,796
Avermedia Technologies	11,200	12,954
Basso Industry Corp.	9,000	14,215
Bioteque Corp.	3,000	12,415
Brighton-Best International Taiwan, Inc.	17,000	23,687
Capital Securities Corp.	184,437	112,994
Career Technology MFG. Co. Ltd. *	20,400	19,503
Catcher Technology Co. Ltd.	60,000	339,393
Cathay Financial Holding Co. Ltd.	690,166	1,559,091
Cathay Real Estate Development Co. Ltd.	70,000	48,704
Chang Hwa Commercial Bank Ltd.	296,496	182,182
Channel Well Technology Co. Ltd.	16,000	22,959
Cheng Loong Corp.	82,000	104,623
Cheng Shin Rubber Industry Co. Ltd.	110,000	143,528
Cheng Uei Precision Industry Co. Ltd.	44,543	63,674
Chia Hsin Cement Corp.	22,000	16,500
Chilisin Electronics Corp. <>	19,380	67,243
Chin-Poon Industrial Co. Ltd.	36,000	47,754
China Airlines Ltd. *	278,111	276,935
China Bills Finance Corp.	89,000	55,329
China Chemical & Pharmaceutical Co. Ltd.	19,000	15,555
China Development Financial Holding Corp.	896,559	567,094
China General Plastics Corp.	28,665	35,952
China Man-Made Fiber Corp.	115,018	42,196
China Metal Products	31,000	37,031
China Motor Corp.	22,478	51,509
China Petrochemical Development Corp. *	389,871	185,304
China Steel Corp.	766,800	979,737
Chipbond Technology Corp.	42,000	101,254
ChipMOS Technologies, Inc.	28,897	50,761
Chun Yuan Steel Industry Co. Ltd.	30,000	26,457
Chung Hung Steel Corp.	60,000	89,240
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	45,795
Chunghwa Precision Test Tech Co. Ltd.	2,000	51,397
Clevo Co.	43,000	51,289
CMC Magnetics Corp. *	93,595	38,734
Compal Electronics, Inc.	440,000	384,863
Compeq Manufacturing Co. Ltd.	109,000	172,362
Concord Securities Co. Ltd.	37,000	20,060
Continental Holdings Corp.	42,000	38,179
Coretronic Corp.	40,800	136,261
CTBC Financial Holding Co. Ltd.	1,619,280	1,518,788
CyberTAN Technology, Inc.	37,000	41,524
D-Link Corp. *	15,640	10,741
Darfon Electronics Corp.	17,000	31,153
Darwin Precisions Corp. *	55,000	31,807
Depo Auto Parts Ind Co. Ltd.	12,000	27,238
Dyaco International, Inc.	7,000	13,688
Dynapack International Technology Corp.	7,000	25,933
E Ink Holdings, Inc.	5,000	27,289
E.Sun Financial Holding Co. Ltd.	663,773	672,962
Elite Advanced Laser Corp.	8,000	16,424
Elitegroup Computer Systems Co. Ltd.	35,877	29,177
Ennoconn Corp.	3,116	26,636
ENNOSTAR, Inc. *	25,414	70,454
Entie Commercial Bank Co. Ltd.	68,000	40,185
Eternal Materials Co., Ltd.	34,000	49,770
Eva Airways Corp. *	265,478	268,193
Everest Textile Co. Ltd. *	56,568	19,690
Evergreen International Storage & Transport Corp.	54,000	57,187
Evergreen Marine Corp. Taiwan Ltd.	94,459	486,515
Everlight Chemical Industrial Corp.	56,000	55,156
Everlight Electronics Co. Ltd.	40,000	76,192
Far Eastern Department Stores Ltd.	108,220	83,902
Far Eastern International Bank	250,659	97,393
Far Eastern New Century Corp.	266,338	282,058
Farglory Land Development Co. Ltd.	26,721	59,687
Federal Corp.	33,000	34,411
Feng Hsin Iron & Steel Co.	8,000	24,144
First Financial Holding Co. Ltd.	579,774	513,408
First Steamship Co. Ltd. *	39,240	18,580
FLEXium Interconnect, Inc. *	17,000	64,210
Formosa Advanced Technologies Co. Ltd.	20,000	28,265
Formosa Chemicals & Fibre Corp.	176,000	513,999
Formosa Petrochemical Corp.	13,000	45,061
Formosa Plastics Corp.	164,000	616,474
Formosa Taffeta Co. Ltd.	50,000	52,680
Formosan Rubber Group, Inc.	20,080	16,693
Formosan Union Chemical	48,179	40,226
Foxconn Technology Co. Ltd.	58,127	136,352
FSP Technology, Inc.	8,000	13,301
Fubon Financial Holding Co. Ltd.	634,173	1,748,921
Fulltech Fiber Glass Corp. *	31,310	19,635
Gemtek Technology Corp.	47,000	54,870
General Interface Solution Holding Ltd.	24,000	88,481
Getac Holdings Corp.	21,000	42,278
Giantplus Technology Co. Ltd. *	37,000	18,656
Gigastorage Corp. *	294	368
Gloria Material Technology Corp.	50,392	39,979
Gold Circuit Electronics Ltd.	35,000	96,143
Goldsun Building Materials Co. Ltd.	82,973	87,420
Grand Pacific Petrochemical	102,000	105,808
Great Wall Enterprise Co. Ltd.	57,839	111,635
Greatek Electronics, Inc.	7,000	19,760
Hannstar Board Corp.	38,929	63,880
HannsTouch Solution, Inc.	32,279	20,126
Hey Song Corp.	18,750	24,194
Highwealth Construction Corp.	9,900	16,549
Hiroca Holdings Ltd.	8,000	16,337
Ho Tung Chemical Corp.	108,688	43,802
Hon Hai Precision Industry Co. Ltd.	703,068	2,642,826
Hong Pu Real Estate Development Co. Ltd.	20,000	16,735
HTC Corp. *	9,000	27,585
Hu Lane Associate, Inc.	1,000	5,060
Hua Nan Financial Holdings Co. Ltd.	475,181	364,110
Hung Sheng Construction Ltd.	50,688	43,970
IBF Financial Holdings Co. Ltd.	275,839	160,018
IEI Integration Corp.	8,000	13,532
Innolux Corp.	607,757	430,550
International CSRC Investment Holdings Co.	58,604	59,733
Inventec Corp.	214,282	193,239
Kenda Rubber Industrial Co. Ltd.	22,000	24,730
Kindom Development Co. Ltd.	46,200	63,037
King Slide Works Co. Ltd.	2,000	37,373
King Yuan Electronics Co. Ltd.	127,100	205,808
King’s Town Bank Co. Ltd.	90,000	131,908
Kinpo Electronics	138,000	80,554
Kinsus Interconnect Technology Corp.	28,000	235,804
L&K Engineering Co. Ltd.	16,000	18,824
Largan Precision Co. Ltd.	6,000	534,572

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Lealea Enterprise Co. Ltd. *	27,000	$11,028
Lien Hwa Industrial Holdings Corp.	34,479	77,141
Lingsen Precision Industries Ltd. *	41,000	41,049
Lite-On Technology Corp.	213,874	493,193
Longchen Paper & Packaging Co. Ltd.	89,648	79,062
Longwell Co.	12,000	22,901
Macronix International Co. Ltd.	119,171	181,769
MediaTek, Inc.	11,000	473,127
Mega Financial Holding Co. Ltd.	544,850	700,091
Mercuries & Associates Holding Ltd.	42,344	34,666
Mercuries Life Insurance Co. Ltd. *	150,416	50,235
Merry Electronics Co. Ltd.	9,192	31,363
Mirle Automation Corp.	6,000	9,488
Mitac Holdings Corp.	27,637	35,162
MPI Corp.	6,000	25,265
Namchow Holdings Co. Ltd.	7,000	12,701
Nan Ya Plastics Corp.	279,000	861,192
Nanya Technology Corp.	117,000	330,274
O-Bank Co. Ltd.	91,943	26,586
OptoTech Corp.	29,063	74,687
Orient Semiconductor Electronics Ltd. *	42,485	40,693
Oriental Union Chemical Corp. *	16,000	12,954
Pan Jit International, Inc.	8,600	33,260
Pan-International Industrial Corp.	34,380	48,960
Pegatron Corp.	197,249	492,641
Phison Electronics Corp.	6,000	111,035
Pixart Imaging, Inc.	5,000	27,470
POU Chen Corp.	169,133	202,651
Powertech Technology, Inc.	23,000	81,219
President Securities Corp.	86,636	74,057
Primax Electronics Ltd.	13,000	26,642
Prince Housing & Development Corp.	77,970	37,763
Qisda Corp.	168,400	185,339
Quanta Computer, Inc.	139,000	475,776
Radiant Opto-Electronics Corp.	24,000	87,613
Radium Life Tech Co. Ltd.	101,477	39,796
Rechi Precision Co. Ltd.	16,000	11,046
Rich Development Co. Ltd.	19,978	6,860
Ritek Corp. *	47,211	20,050
Ruentex Development Co. Ltd.	62,192	143,415
Ruentex Industries Ltd.	43,420	153,014
Sampo Corp.	10,600	11,456
San Fang Chemical Industry Co. Ltd.	13,000	9,797
Sanyang Motor Co. Ltd.	41,573	40,646
Sesoda Corp.	27,193	33,467
Shanghai Commercial & Savings Bank Ltd. (The)	63,000	107,592
Shihlin Electric & Engineering Corp.	26,000	50,652
Shin Kong Financial Holding Co. Ltd.	715,108	285,609
Shin Zu Shing Co. Ltd.	16,660	58,169
Shinkong Insurance Co. Ltd.	30,000	51,505
Shinkong Synthetic Fibers Corp.	108,151	78,962
Sigurd Microelectronics Corp.	42,694	90,737
Simplo Technology Co., Ltd.	9,000	106,860
Sincere Navigation Corp.	27,810	29,351
Sinon Corp.	56,000	57,180
SinoPac Financial Holdings Co. Ltd.	740,094	432,013
Sirtec International Co. Ltd.	12,000	12,361
Solar Applied Materials Technology Co.	13,000	24,011
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	19,258
Supreme Electronics Co. Ltd.	43,121	78,708
Swancor Holding Co. Ltd.	4,000	13,518
Syncmold Enterprise Corp.	5,000	12,687
Synmosa Biopharma Corp.	13,450	11,473
Synnex Technology International Corp.	119,300	285,454
Ta Ya Electric Wire & Cable	51,322	46,282
TA-I Technology Co. Ltd.	6,000	14,183
Taichung Commercial Bank Co. Ltd.	362,062	159,000
TaiDoc Technology Corp.	3,000	19,680
Taiflex Scientific Co. Ltd.	25,740	44,192
Tainan Spinning Co. Ltd.	115,427	106,595
Taishin Financial Holding Co. Ltd.	822,019	563,027
Taiwan Business Bank	356,124	127,431
Taiwan Cement Corp.	406,360	705,002
Taiwan Cogeneration Corp.	28,000	38,356
Taiwan Cooperative Financial Holding Co. Ltd.	513,307	472,175
Taiwan Fertilizer Co. Ltd.	48,000	121,444
Taiwan FU Hsing Industrial Co. Ltd.	21,000	31,500
Taiwan Glass Industry Corp.	109,321	105,698
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	80,031
Taiwan Paiho Ltd.	7,000	20,671
Taiwan PCB Techvest Co. Ltd.	28,000	49,134
Taiwan Sakura Corp.	6,000	14,964
Taiwan Shin Kong Security Co. Ltd.	10,100	14,365
Taiwan Surface Mounting Technology Corp.	21,518	96,052
Taiwan Union Technology Corp.	6,000	22,120
Tatung Co. Ltd. *	115,000	135,504
Teco Electric & Machinery Co. Ltd.	132,000	151,003
Thinking Electronic Industrial Co. Ltd.	4,000	22,771
Thye Ming Industrial Co. Ltd.	8,000	11,046
Ton Yi Industrial Corp.	82,000	43,124
Tong Hsing Electronic Industries Ltd.	3,000	32,259
Tong Yang Industry Co. Ltd.	41,921	50,153
Topco Scientific Co. Ltd.	4,000	22,843
Topkey Corp.	3,000	16,265
TPK Holding Co. Ltd.	34,000	53,396
Tripod Technology Corp.	25,000	112,499
TSRC Corp.	26,000	37,966
Tung Ho Steel Enterprise Corp.	58,290	141,369
TYC Brother Industrial Co. Ltd.	21,000	14,725
U-Ming Marine Transport Corp.	27,000	58,944
Unimicron Technology Corp.	5,000	41,746
Union Bank of Taiwan *	185,029	90,953
Unitech Printed Circuit Board Corp. *	67,320	48,908
United Microelectronics Corp.	600,513	1,410,827
Universal Cement Corp.	46,836	36,565
Unizyx Holding Corp. *	35,000	44,340
UPC Technology Corp.	80,916	63,172
USI Corp.	77,130	87,955
Wah Lee Industrial Corp.	21,420	82,840
Walsin Lihwa Corp.	146,000	139,842
Walsin Technology Corp. *	15,000	90,541
Wei Chuan Foods Corp.	14,000	11,259
Weikeng Industrial Co. Ltd.	32,945	38,045
Winbond Electronics Corp.	331,893	407,864
Wisdom Marine Lines Co. Ltd.	27,019	79,689
Wistron Corp.	303,431	319,695

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Wistron NeWeb Corp.	5,000	$14,096
WPG Holdings Ltd.	168,400	320,159
WT Microelectronics Co. Ltd.	31,265	83,058
Yang Ming Marine Transport Corp. *	101,000	441,718
YC INOX Co. Ltd.	27,763	32,412
Yem Chio Co. Ltd.	22,666	12,657
Yeong Guan Energy Technology Group Co. Ltd.	7,000	15,940
YFY, Inc.	114,385	146,976
Yieh Phui Enterprise Co. Ltd. *	52,525	48,031
Youngtek Electronics Corp.	12,000	36,433
Yuanta Financial Holding Co. Ltd.	744,007	680,355
Yulon Motor Co. Ltd.	62,371	94,457
YungShin Global Holding Corp.	7,000	10,867
Zeng Hsing Industrial Co. Ltd.	2,000	10,554
Zhen Ding Technology Holding Ltd.	62,000	225,214
Zig Sheng Industrial Co. Ltd.	28,000	16,648
Zinwell Corp. *	24,000	18,997
		40,236,704
Thailand — 2.0%
Ananda Development PCL *	180,700	8,817
AP Thailand PCL	242,500	69,327
Bangchak Corp. PCL	112,900	85,338
Bangkok Bank PCL	19,900	72,082
Bangkok Bank PCL, NVDR	13,300	48,374
Bangkok Insurance PCL	2,100	16,848
Bangkok Land PCL	1,039,700	33,303
Bangkok Life Assurance PCL, NVDR	35,300	39,363
Banpu PCL	429,750	136,367
Berli Jucker PCL	36,200	33,594
Cal-Comp Electronics Thailand PCL, Class F	264,550	25,659
Charoen Pokphand Foods PCL	322,300	246,030
Indorama Ventures PCL	50,700	65,642
IRPC PCL	633,100	72,777
Italian-Thai Development PCL *	563,700	38,474
Kasikornbank PCL, NVDR	65,600	278,856
Khon Kaen Sugar Industry PCL *	135,600	14,695
Kiatnakin Phatra Bank PCL	21,900	39,171
Krung Thai Bank PCL	257,575	101,781
Lanna Resources PCL	2,500	1,138
LH Financial Group PCL	302,400	12,221
LPN Development PCL	151,700	22,252
MBK PCL *	52,400	21,020
Power Solution Technologies PCL, Class F *	224,400	17,869
Property Perfect PCL	952,490	15,112
Pruksa Holding PCL	88,800	34,558
PTT Exploration & Production PCL	107,800	380,793
PTT Global Chemical PCL	116,228	204,412
PTT PCL	883,900	1,005,484
Quality Houses PCL	625,100	42,291
Sansiri PCL	1,106,700	40,750
SC Asset Corp. PCL	188,600	18,970
Siam Cement PCL (The)	14,500	167,550
Siam Commercial Bank PCL (The)	48,100	182,868
Somboon Advance Technology PCL	20,300	13,248
SPCG PCL	37,500	20,656
Sri Trang Agro-Industry PCL	46,400	43,059
Supalai PCL	139,400	94,728
Super Energy Corp. PCL	759,200	21,591
Thai Oil PCL	72,700	107,728
Thai Stanley Electric PCL, NVDR	3,100	16,240
Thanachart Capital PCL	33,100	37,405
Thitikorn PCL	10,500	2,876
TMBThanachart Bank PCL	1,521,854	61,047
TPI Polene PCL	676,600	34,838
TPI Polene Power PCL	84,700	10,548
True Corp. PCL	1,146,800	167,531
Unique Engineering & Construction PCL *	54,500	10,605
		4,235,886
Turkey — 0.4%
Akbank TAS	203,200	110,593
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	37,195
Enka Insaat ve Sanayi AS	61,872	70,436
Eregli Demir ve Celik Fabrikalari TAS	47,339	100,769
KOC Holding AS	57,667	123,712
Koza Anadolu Metal Madencilik Isletmeleri AS *	15,673	21,349
TAV Havalimanlari Holding AS *	7,294	18,030
Tekfen Holding AS	12,307	18,829
Turk Hava Yollari AO *	51,209	77,497
Turkiye Garanti Bankasi AS	220,886	188,176
Turkiye Halk Bankasi AS *	35,220	12,007
Turkiye Sise ve Cam Fabrikalari AS	75,893	76,759
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	22,352
Ulker Biskuvi Sanayi AS	9,180	12,095
Vestel Elektronik Sanayi ve Ticaret AS	6,125	11,594
Yapi ve Kredi Bankasi AS	194,984	49,818
		951,211
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	154,310	358,357
Ajman Bank PJSC *	85,055	19,081
Aldar Properties PJSC	160,060	173,872
Amanat Holdings PJSC *	31,824	9,964
Dubai Investments PJSC	146,734	77,101
Emaar Development PJSC *	84,901	101,011
Emaar Properties PJSC	239,590	318,971
Emirates NBD Bank PJSC	34,911	128,788
Manazel PJSC *	139,614	19,917
RAK Properties PJSC *	114,134	23,958
SHUAA Capital PSC	27,960	5,214
		1,236,234
TOTAL COMMON STOCKS (Identified Cost $183,108,885)		211,848,386
PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Banco ABC Brasil SA, 6.250%	11,102	31,632
Banco Bradesco SA, 4.140%	33,041	113,953
Banco do Estado do Rio Grande do Sul SA, PF B, 7.380%	14,808	25,655
Cia Ferro Ligas da Bahia - Ferbasa, 2.580%	4,895	42,904
Marcopolo SA, 3.190%	2,983	1,633
Petroleo Brasileiro SA, 6.120%	382,139	1,951,859
Usinas Siderurgicas de Minas Gerais SA, Class A, 5.880%	29,592	80,541
		2,248,177
Colombia — 0.0%
Grupo Argos SA, 5.640%	12,517	28,630
Grupo de Inversiones Suramericana SA, 5.070%	8,046	44,029
		72,659
Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	11,341

The accompanying notes are an integral part of these financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF December 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Korea — 0.0%
Hyundai Engineering & Construction Co. Ltd., 2.320%	82	$5,077
Taiwan — 0.0%
China Development Financial Holding Corp., 1.120%	42,971	14,894
TOTAL PREFERRED STOCKS (Identified Cost $2,056,599)		2,352,148
RIGHTS AND WARRANTS — 0.0%
Cayman Islands — 0.0%
Seazen Group Ltd. Rights *<>	8,571	—
Indonesia — 0.0%
Waskita Karya Persero Tbk PT Rights *<>	861,573	907
Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd. Rights <>	61	226
Thailand — 0.0%
MBK PCL Warrant *	2,096	640
TOTAL RIGHTS AND WARRANTS (Identified Cost $15,785)		1,773
SHORT-TERM INVESTMENTS — 2.0%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.025%	1,088,917	1,088,917
Collateral For Securities On Loan — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	3,313,867	3,313,867
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,402,784)		4,402,784
Total Investments — 101.7% (Identified Cost $189,584,053)		218,605,091
Liabilities, Less Cash and Other Assets — (1.7%)		(3,610,576)
Net Assets — 100.0%		$214,994,515

†	See Note 1
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2021 amounted to $3,400,500 or 1.58% of the net assets of the Fund.
@	A portion or all of the security was held on loan. As of December 31, 2021, the fair value of the securities on loan was $6,715,956.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

93

The Japanese Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (2.8%)
#	Aeria, Inc.	15,800	$70,572
	Akatsuki, Inc.	30,200	966,475
*	AlphaPolis Co., Ltd.	10,700	328,840
	Amuse, Inc.	12,600	267,404
#	AOI TYO Holdings, Inc.	139,131	1,123,657
	ARTERIA Networks Corp.	19,500	316,496
	Asahi Broadcasting Group Holdings Corp.	54,000	341,668
#	Asahi Net, Inc.	102,300	636,740
	Ateam, Inc.	77,600	1,061,050
*	Atrae, Inc.	66,000	1,278,852
	Avex, Inc.	239,800	3,543,972
*	Bengo4.com, Inc.	5,600	489,685
*	Broadmedia Corp.	55,200	43,337
	Broccoli Co., Ltd.	2,900	42,651
#	Carta Holdings, Inc.	8,700	155,191
	Ceres, Inc.	24,900	767,248
	Daiichikosho Co., Ltd.	65,400	2,512,069
	DeNA Co., Ltd.	128,600	2,741,337
	Digital Holdings, Inc.	9,100	183,963
	Dip Corp.	178,300	5,496,686
# *	Drecom Co., Ltd.	22,600	133,438
*	eBook Initiative Japan Co., Ltd.	14,200	454,820
	Extreme Co., Ltd.	6,400	61,271
#	Faith, Inc.	56,010	376,457
	FAN Communications, Inc.	273,500	974,496
#	Fibergate, Inc.	19,700	272,193
*	Freebit Co., Ltd.	55,300	392,577
# *	GA Technologies Co., Ltd.	2,400	47,870
	Gakken Holdings Co., Ltd.	121,800	1,481,856
	Gree, Inc.	730,600	3,861,915
#	Gumi, Inc.	32,700	248,028
	GungHo Online Entertainment, Inc.	180,600	3,586,794
*	Imagica Group, Inc.	105,100	437,776
	Imagineer Co., Ltd.	1,600	15,471
	Intage Holdings, Inc.	224,700	3,133,595
	Internet Initiative Japan, Inc.	252,800	7,856,246
	IPS, Inc.	10,900	292,847
	ITmedia, Inc.	30,000	541,971
*	Itokuro, Inc.	52,400	551,268
#	J-Stream, Inc.	9,500	315,559
	Kadokawa Corp.	5,916	240,271
*	KLab, Inc.	141,900	885,322
	LIFULL Co., Ltd.	327,500	1,043,866
	Macromill, Inc.	234,500	1,802,583
	MarkLines Co., Ltd.	67,000	1,762,033
	Marvelous, Inc.	197,300	1,402,109
	Members Co., Ltd.	45,500	1,388,599
	Mixi, Inc.	229,900	6,067,871
*	Mobile Factory, Inc.	10,500	110,475
	MTI, Ltd.	131,000	795,242
*	Mynet, Inc.	3,500	23,110
	Okinawa Cellular Telephone Co.	80,100	3,699,796
#	Orchestra Holdings, Inc.	3,000	84,008

The Japanese Small Company Series

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
# *	PR Times, Inc.	11,900	$390,678
	Proto Corp.	155,200	1,835,995
	Septeni Holdings Co., Ltd.	85,300	376,156
*	Shobunsha Holdings, Inc.	217,400	959,565
	SKY Perfect JSAT Holdings, Inc.	878,700	3,206,065
	SoldOut, Inc.	6,300	106,279
	Tohokushinsha Film Corp.	90,500	543,787
#	Tokyu Recreation Co., Ltd.	19,200	824,370
#	Tow Co., Ltd.	263,700	773,600
	TV Asahi Holdings Corp.	53,100	844,126
	Tv Tokyo Holdings Corp.	77,200	1,475,244
	Usen-Next Holdings Co., Ltd.	52,500	1,154,496
#	ValueCommerce Co., Ltd.	102,100	2,963,771
	V-Cube, Inc.	80,700	1,786,025
	Vector, Inc.	192,300	1,665,673
*	Vision, Inc.	11,600	124,246
	Wowow, Inc.	35,500	770,469
#	Zenrin Co., Ltd.	231,150	2,370,862
TOTAL COMMUNICATION SERVICES			88,881,033

CONSUMER DISCRETIONARY — (14.5%)
	Adastria Co., Ltd.	165,140	3,025,165
*	Adventure, Inc.	8,800	604,457
	Aeon Fantasy Co., Ltd.	48,932	984,398
	Ahresty Corp.	152,700	672,348
# *	Aigan Co., Ltd.	60,800	124,538
	Ainavo Holdings Co., Ltd.	5,600	54,583
	Aisan Industry Co., Ltd.	215,700	1,713,571
*	Akebono Brake Industry Co., Ltd.	225,300	351,178
#	Alleanza Holdings Co., Ltd.	80,800	909,939
#	Alpen Co., Ltd.	107,200	2,858,688
	Alpha Corp.	38,400	396,353
	Amiyaki Tei Co., Ltd.	28,200	740,375
	AOKI Holdings, Inc.	246,900	1,480,890
# *	Aoyama Trading Co., Ltd.	275,000	1,915,473
	Arata Corp.	87,100	3,382,414
	Arcland Sakamoto Co., Ltd.	8,100	110,564
#	Arcland Service Holdings Co., Ltd.	77,100	1,523,271
	Asahi Co., Ltd.	102,000	1,315,880
	Asante, Inc.	43,400	682,231
*	Ashimori Industry Co., Ltd.	29,499	291,148
	ASKUL Corp.	136,300	2,124,938
	Asti Corp.	19,400	558,738
#	Atom Corp.	648,000	4,516,614
*	Atsugi Co., Ltd.	103,500	581,006
	Aucnet, Inc.	28,200	370,939
	Autobacs Seven Co., Ltd.	459,900	6,125,220
	Avantia Co., Ltd.	74,800	608,370
	Baroque Japan, Ltd.	91,600	665,733
# *	Beaglee, Inc.	35,300	475,544
#	Beauty Garage, Inc.	18,600	765,291
	Beenos, Inc.	7,100	241,046
	Belluna Co., Ltd.	340,500	2,990,354
	Benesse Holdings, Inc.	148,800	3,695,428
	Bic Camera, Inc.	271,000	2,728,905
#	Bookoff Group Holdings, Ltd.	66,600	574,672
	Can Do Co., Ltd.	60,900	1,070,324
	Central Automotive Products, Ltd.	81,900	2,605,119
#	Central Sports Co., Ltd.	45,100	985,165

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Chieru Co., Ltd.	1,900	$20,466
	Chiyoda Co., Ltd.	113,500	903,857
	Chofu Seisakusho Co., Ltd.	128,900	2,324,170
	Chuo Spring Co., Ltd.	76,000	910,734
	Cleanup Corp.	139,400	675,294
	Colowide Co., Ltd.	13,400	238,863
	Corona Corp.	99,000	820,371
# *	Create Restaurants Holdings, Inc.	558,900	4,587,011
	Curves Holdings Co., Ltd.	169,500	1,397,914
	Daido Metal Co., Ltd.	256,600	1,382,829
*	Daidoh, Ltd.	97,800	155,765
	Daikoku Denki Co., Ltd.	56,400	461,215
	Daikyonishikawa Corp.	255,500	1,590,495
	Dainichi Co., Ltd.	65,200	464,027
	DCM Holdings Co., Ltd.	713,300	6,799,250
	Doshisha Co., Ltd.	158,100	2,460,413
	Doutor Nichires Holdings Co., Ltd.	179,486	2,772,833
	Dynic Corp.	36,400	251,752
	Eagle Industry Co., Ltd.	165,900	1,680,204
	EAT& Holdings Co, Ltd.	33,000	570,366
#	EDION Corp.	514,500	5,034,434
	Edulab, Inc.	6,200	309,660
	Enigmo, Inc.	147,600	1,873,803
#	ES-Con Japan, Ltd.	110,600	760,109
	Eslead Corp.	45,200	644,374
	ESTELLE Holdings Co., Ltd.	12,600	74,870
	Exedy Corp.	178,100	2,612,780
	FCC Co., Ltd.	225,300	3,281,009
	Felissimo Corp.	17,800	227,839
	Fields Corp.	23,100	100,309
	Fine Sinter Co., Ltd.	10,300	173,895
	First Juken Co., Ltd.	42,500	457,334
	First-corp, Inc.	45,300	318,139
	FJ Next Co., Ltd.	100,900	915,878
	Foster Electric Co., Ltd.	131,900	1,163,084
	F-Tech, Inc.	85,300	674,507
	Fuji Corp.	72,800	842,316
	Fuji Corp., Ltd.	168,200	978,427
	Fuji Kyuko Co., Ltd.	8,600	411,636
	Fujibo Holdings, Inc.	63,300	2,207,387
	Fujikura Composites, Inc.	127,100	552,461
#	Fujio Food Group, Inc.	16,800	188,699
	Fujishoji Co., Ltd.	51,200	414,486
	FuKoKu Co., Ltd.	66,400	574,086
#	Furukawa Battery Co., Ltd. (The)	88,000	1,257,637
	Furyu Corp.	100,400	1,271,199
	Futaba Industrial Co., Ltd.	346,800	1,634,071
#	Gakkyusha Co., Ltd.	49,300	608,950
	Genki Sushi Co., Ltd.	29,900	677,582
	Geo Holdings Corp.	216,200	2,396,759
*	Gfoot Co., Ltd.	66,600	248,481
	GLOBERIDE, Inc.	53,899	2,172,580
# *	Gokurakuyu Holdings Co., Ltd.	31,000	85,417
#	Golf Digest Online, Inc.	61,600	890,349
	GSI Creos Corp.	63,184	527,223
	G-Tekt Corp.	147,400	2,054,371
	Gunze, Ltd.	103,400	4,306,457
	H2O Retailing Corp.	409,945	3,334,338
	Hagihara Industries, Inc.	79,000	1,010,198

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Hakuyosha Co., Ltd.	12,900	$263,343
#	Hamee Corp.	36,100	496,831
	Handsman Co., Ltd.	39,600	580,222
	Happinet Corp.	100,700	1,337,973
	Harada Industry Co., Ltd.	23,300	189,510
	Hard Off Corp. Co., Ltd.	58,800	403,463
	Haruyama Holdings, Inc.	54,800	329,199
	Heian Ceremony Service Co., Ltd.	8,300	67,073
	Heiwa Corp.	93,900	1,662,569
	HI-LEX Corp.	115,600	1,733,981
#	Himaraya Co., Ltd.	32,100	304,409
	Hinokiya Group Co., Ltd.	700	15,620
# *	Hiramatsu, Inc.	25,200	47,804
	H-One Co., Ltd.	136,000	927,336
	Honeys Holdings Co., Ltd.	114,040	1,042,115
	Hoosiers Holdings	229,800	1,474,635
# *	Hotland Co., Ltd.	41,100	489,806
# *	House Do Co., Ltd.	28,700	261,660
	IBJ, Inc.	86,800	876,279
	Ichibanya Co., Ltd.	96,058	4,397,068
	Ichikoh Industries, Ltd.	162,000	1,057,699
	IDOM, Inc.	399,100	2,346,880
	IJTT Co., Ltd.	143,880	952,882
#	Imasen Electric Industrial	30,100	190,778
*	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	17,600	156,554
	Janome Sewing Machine Co., Ltd.	104,900	712,028
	Japan Best Rescue System Co., Ltd.	114,400	878,635
	Japan Wool Textile Co., Ltd. (The)	350,400	3,053,984
#	JFLA Holdings, Inc.	106,300	367,564
	JINS Holdings, Inc.	82,900	6,345,691
*	Joban Kosan Co., Ltd.	42,799	557,394
	Joshin Denki Co., Ltd.	109,800	2,660,172
	Joyful Honda Co., Ltd.	22,700	277,207
	JP-Holdings, Inc.	339,700	822,737
	JVCKenwood Corp.	765,400	1,635,621
# *	Kasai Kogyo Co., Ltd.	159,200	573,684
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	1,179,926
	Keiyo Co., Ltd.	245,000	1,731,067
#	KeyHolder, Inc.	2,100	16,704
	KFC Holdings Japan, Ltd.	69,400	1,764,479
	King Co., Ltd.	54,100	248,316
*	Kintetsu Department Store Co., Ltd.	53,900	1,484,017
	Ki-Star Real Estate Co., Ltd.	50,600	2,408,511
	Kohnan Shoji Co., Ltd.	152,700	5,267,694
	Kojima Co., Ltd.	189,400	1,294,579
	Komatsu Matere Co., Ltd.	209,500	1,701,126
	KOMEDA Holdings Co., Ltd.	306,800	5,713,878
	Komehyo Holdings Co., Ltd.	39,800	513,068
	Komeri Co., Ltd.	210,400	4,959,954
#	Konaka Co., Ltd.	163,506	512,119
	KU Holdings Co., Ltd.	115,500	1,013,746
	Kura Sushi, Inc.	38,600	1,614,006
	Kurabo Industries, Ltd.	121,000	2,069,998
	KYB Corp.	133,400	4,512,608
	LEC, Inc.	156,800	1,593,658
	LITALICO, Inc.	44,900	2,315,829
	Locondo, Inc.	20,800	354,714
	Look Holdings, Inc.	24,200	326,435

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Mamiya-Op Co., Ltd.	25,100	$151,481
	Mars Group Holdings Corp.	83,200	1,218,262
#	Maruzen CHI Holdings Co., Ltd.	106,300	387,772
	Matsuoka Corp.	3,200	47,677
	Matsuyafoods Holdings Co., Ltd.	56,700	1,800,132
	Media Do Co., Ltd.	32,700	1,342,806
#	Meiko Network Japan Co., Ltd.	134,900	701,856
	Meiwa Estate Co., Ltd.	78,000	430,014
	Mikuni Corp.	154,900	428,380
*	Mitsuba Corp.	209,590	1,547,855
	Mizuno Corp.	119,700	2,546,868
#	Monogatari Corp. (The)	62,600	4,208,695
	Morito Co., Ltd.	105,900	577,111
	MrMax Holdings, Ltd.	158,200	931,237
	Murakami Corp.	30,200	858,995
	Musashi Seimitsu Industry Co., Ltd.	306,100	6,815,261
	Nafco Co., Ltd.	50,300	908,001
	Nagase Brothers, Inc.	200	10,057
	Nagawa Co., Ltd.	44,300	3,429,355
	Nakayamafuku Co., Ltd.	74,400	305,489
	New Art Holdings Co., Ltd.	8,934	109,309
	Nextage Co., Ltd.	193,700	3,288,487
	NHK Spring Co., Ltd.	662,000	5,449,233
	Nichirin Co., Ltd.	61,160	892,783
	Nihon House Holdings Co., Ltd.	283,600	1,019,299
	Nihon Plast Co., Ltd.	107,800	699,518
	Nihon Tokushu Toryo Co., Ltd.	79,400	779,413
	Nikki Co., Ltd.	2,100	36,173
	Nippon Felt Co., Ltd.	84,000	339,681
	Nippon Piston Ring Co., Ltd.	46,000	533,400
	Nippon Seiki Co., Ltd.	326,900	3,488,516
	Nishikawa Rubber Co., Ltd.	32,400	416,338
	Nishimatsuya Chain Co., Ltd.	254,500	3,453,061
	Nissan Shatai Co., Ltd.	500,500	3,229,998
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	366,639
	Nittan Valve Co., Ltd.	93,500	246,144
	Nojima Corp.	199,700	4,933,885
	NOK Corp.	138,700	1,725,597
	Ohashi Technica, Inc.	66,800	899,935
	Ohsho Food Service Corp.	84,200	4,244,987
*	Oisix ra daichi, Inc.	80,100	2,933,997
	Onward Holdings Co., Ltd.	625,700	1,890,535
	Ozu Corp.	19,000	332,212
	Pacific Industrial Co., Ltd.	286,700	3,086,583
	PAL GROUP Holdings Co., Ltd.	135,300	2,109,793
	PAPYLESS Co., Ltd.	33,000	507,366
	Paris Miki Holdings, Inc.	131,400	316,527
#	PC Depot Corp.	183,381	788,754
	People Co., Ltd.	14,600	131,125
	Piolax, Inc.	198,100	2,726,304
	Plenus Co., Ltd.	54,000	987,902
	Press Kogyo Co., Ltd.	629,500	1,967,633
#	Pressance Corp.	92,900	1,247,501
*	QB Net Holdings Co., Ltd.	18,200	297,657
	Raccoon Holdings, Inc.	90,200	1,854,824
*	Regal Corp.	1,500	26,891
	Renaissance, Inc.	74,700	822,527
	Resorttrust, Inc.	440,600	7,192,401
	Rhythm Co., Ltd.	43,600	311,662

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Riberesute Corp.	46,100	$325,031
#	Ride On Express Holdings Co., Ltd.	46,900	601,463
# *	Right On Co., Ltd.	100,725	628,840
	Riken Corp.	59,500	1,367,317
	Riso Kyoiku Co., Ltd.	626,300	1,872,542
	Rock Field Co., Ltd.	94,800	1,258,968
	Roland Corp.	12,300	622,823
	Sac’s Bar Holdings, Inc.	125,350	703,512
	Saizeriya Co., Ltd.	191,100	4,590,080
	Sakai Ovex Co., Ltd.	31,499	848,361
	San Holdings, Inc.	61,300	671,020
	Sanei Architecture Planning Co., Ltd.	55,200	991,749
	Sangetsu Corp.	306,650	4,277,841
	Sankyo Co., Ltd.	130,600	3,339,636
	Sankyo Seiko Co., Ltd.	248,900	1,218,783
	Sanoh Industrial Co., Ltd.	157,800	1,662,432
	Sanyei Corp.	4,300	78,843
#	Sanyo Electric Railway Co., Ltd.	112,598	1,920,021
*	Sanyo Shokai, Ltd.	62,699	532,327
#	Scroll Corp.	182,600	1,441,954
	Seiko Holdings Corp.	165,881	3,310,292
	Seiren Co., Ltd.	305,700	6,027,846
# *	Senshukai Co., Ltd.	174,600	596,777
# *	Shidax Corp.	137,200	380,971
	Shikibo, Ltd.	65,500	555,890
	Shimojima Co., Ltd.	46,100	458,840
	Shoei Co., Ltd.	153,500	5,797,444
*	Silver Life Co., Ltd.	2,000	38,968
	Snow Peak, Inc.	65,500	1,974,737
#	SNT Corp.	197,100	441,179
	Soft99 Corp.	83,400	978,530
	Sotoh Co., Ltd.	47,400	341,428
	Space Value Holdings Co., Ltd.	199,500	1,289,091
	SPK Corp.	45,400	542,269
*	SRS Holdings Co., Ltd.	18,800	136,952
	St Marc Holdings Co., Ltd.	100,800	1,445,913
	Step Co., Ltd.	61,500	877,126
	Studio Alice Co., Ltd.	52,700	1,170,972
	Suminoe Textile Co., Ltd.	32,800	602,308
	Sumitomo Riko Co., Ltd.	254,600	1,659,557
	Suncall Corp.	129,600	534,189
	Syuppin Co., Ltd.	124,400	1,259,953
*	T RAD Co., Ltd.	37,900	910,708
#	Tachikawa Corp.	69,800	831,699
	Tachi-S Co., Ltd.	198,640	2,666,928
	Taiho Kogyo Co., Ltd.	113,300	1,001,406
	Takashimaya Co., Ltd.	702,000	7,653,273
*	Take And Give Needs Co., Ltd.	65,910	584,330
	Takihyo Co., Ltd.	30,600	513,376
	Tama Home Co., Ltd.	91,000	1,875,633
#	Tamron Co., Ltd.	106,900	2,346,050
	Tbk Co., Ltd.	155,300	581,341
#	Tear Corp.	60,900	255,057
	Temairazu, Inc.	5,400	318,111
	Tenpos Holdings Co., Ltd.	10,600	220,183
	T-Gaia Corp.	132,300	2,325,630
#	Tigers Polymer Corp.	79,800	328,425
	Toa Corp.	161,700	1,297,730
	Toabo Corp.	45,799	187,890

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tokai Rika Co., Ltd.	322,000	$5,177,934
	Token Corp.	47,650	4,351,408
*	Tokyo Base Co., Ltd.	106,600	672,841
	Tokyo Individualized Educational Institute, Inc.	78,300	435,510
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	134,137
	Tokyotokeiba Co., Ltd.	76,000	3,105,706
	Tomy Co., Ltd.	565,593	4,843,354
	Topre Corp.	227,500	3,265,095
	Toridoll Holdings Corp.	288,200	4,885,018
# *	Torikizoku Holdings Co., Ltd.	6,100	98,532
	Tosho Co., Ltd.	96,100	1,659,171
	TPR Co., Ltd.	157,300	2,092,177
	Treasure Factory Co., Ltd.	10,300	89,166
	TS Tech Co., Ltd.	304,286	4,711,409
*	TSI Holdings Co., Ltd.	322,495	960,567
*	Tsukada Global Holdings, Inc.	86,100	289,083
#	Tsukamoto Corp. Co., Ltd.	18,100	227,823
	Tsutsumi Jewelry Co., Ltd.	41,500	851,701
	Unipres Corp.	242,900	1,999,077
*	United Arrows, Ltd.	58,000	1,127,170
*	Unitika, Ltd.	277,400	878,843
*	Universal Entertainment Corp.	63,300	1,406,988
*	Village Vanguard Co., Ltd.	35,500	324,354
	VT Holdings Co., Ltd.	536,700	2,233,004
	Wacoal Holdings Corp.	271,900	6,158,771
	Waseda Academy Co., Ltd.	30,400	254,606
#	Watts Co., Ltd.	52,100	439,501
	Weds Co., Ltd.	14,500	69,140
*	World Co., Ltd.	27,700	365,429
	Xebio Holdings Co., Ltd.	158,600	1,383,586
	Yachiyo Industry Co., Ltd.	40,800	224,910
#	Yagi & Co., Ltd.	18,600	251,007
	Yamato International, Inc.	100,500	305,728
	Yasunaga Corp.	53,200	559,395
	Yellow Hat, Ltd.	225,100	3,990,504
	Yondoshi Holdings, Inc.	106,520	1,817,164
	Yorozu Corp.	135,600	1,439,509
	Yutaka Giken Co., Ltd.	8,700	159,221
TOTAL CONSUMER DISCRETIONARY			455,485,649

CONSUMER STAPLES — (7.4%)
#	Aeon Hokkaido Corp.	196,000	1,999,108
	AFC-HD AMS Life Science Co., Ltd.	49,500	448,463
	Ain Holdings, Inc.	46,000	2,866,277
	Albis Co., Ltd.	38,700	816,195
	Arcs Co., Ltd.	274,400	5,973,106
	Artnature, Inc.	116,400	703,640
	Axial Retailing, Inc.	105,200	3,551,871
	Belc Co., Ltd.	67,800	3,275,369
	Bourbon Corp.	50,700	1,037,769
#	Bull-Dog Sauce Co., Ltd.	3,000	62,141
	Cawachi, Ltd.	55,400	1,119,261
# *	C’BON COSMETICS Co., Ltd.	10,800	193,230
	Chubu Shiryo Co., Ltd.	153,500	1,556,292
	Chuo Gyorui Co., Ltd.	9,800	263,313
#	cocokara fine, Inc.	127,060	9,493,765
	Como Co., Ltd.	2,600	60,884
#	Cota Co., Ltd.	100,365	1,302,688
	Create SD Holdings Co., Ltd.	76,700	2,274,370

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Daikokutenbussan Co., Ltd.	35,500	$2,569,286
	Delica Foods Holdings Co., Ltd.	66,400	388,098
	DyDo Group Holdings, Inc.	58,800	2,637,908
	Earth Corp.	47,100	2,736,570
	Ebara Foods Industry, Inc.	27,900	654,799
	Eco’s Co., Ltd.	43,100	763,015
	Ensuiko Sugar Refining Co., Ltd.	86,200	171,683
	Feed One Co., Ltd.	155,448	1,028,728
*	First Baking Co., Ltd.	12,000	102,475
	Fuji Co., Ltd.	118,700	2,092,209
	Fuji Oil Holdings, Inc.	46,900	1,115,802
	Fujicco Co., Ltd.	125,300	2,153,181
	Fujiya Co., Ltd.	67,800	1,303,453
	G-7 Holdings, Inc.	69,600	2,114,594
	Genky DrugStores Co., Ltd.	49,800	1,739,352
#	HABA Laboratories, Inc.	15,000	539,566
	Hagoromo Foods Corp.	17,900	504,963
	Halows Co., Ltd.	52,600	1,300,486
	Hayashikane Sangyo Co., Ltd.	29,400	157,934
	Heiwado Co., Ltd.	194,900	3,892,878
#	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	689,533
	Hokuto Corp.	135,500	2,342,669
#	Ichimasa Kamaboko Co., Ltd.	37,500	316,849
	Imuraya Group Co., Ltd.	60,500	1,265,631
	Inageya Co., Ltd.	9,300	123,337
	Itochu-Shokuhin Co., Ltd.	35,100	1,670,832
	Itoham Yonekyu Holdings, Inc.	624,900	4,024,775
	Iwatsuka Confectionery Co., Ltd.	7,700	274,603
	JM Holdings Co., Ltd.	71,100	1,410,173
	J-Oil Mills, Inc.	128,200	2,169,885
	Kadoya Sesame Mills, Inc.	15,600	565,542
	Kagome Co., Ltd.	26,500	699,838
	Kakiyasu Honten Co., Ltd.	52,800	1,205,147
	Kameda Seika Co., Ltd.	83,900	3,345,896
	Kaneko Seeds Co., Ltd.	41,300	550,930
	Kansai Super Market, Ltd.	89,900	794,649
	Kato Sangyo Co., Ltd.	159,400	4,861,230
	Kenko Mayonnaise Co., Ltd.	79,700	1,140,297
	Key Coffee, Inc.	4,900	92,054
	Kitanotatsujin Corp.	258,100	1,145,498
	KOIKE YA, Inc.	300	13,663
	Kotobuki Spirits Co., Ltd.	2,700	174,878
	Kusuri no Aoki Holdings Co., Ltd.	12,200	887,246
#	Kyokuyo Co., Ltd.	63,799	1,663,019
	Lacto Japan Co., Ltd.	33,100	833,434
	Life Corp.	44,800	1,421,415
	Mandom Corp.	19,100	355,897
	Marudai Food Co., Ltd.	136,300	2,083,636
	Maruha Nichiro Corp.	198,407	4,224,706
	Maxvalu Tokai Co., Ltd.	45,200	1,007,519
	Medical System Network Co., Ltd.	161,200	1,074,991
	Megmilk Snow Brand Co., Ltd.	277,400	5,280,035
	Meito Sangyo Co., Ltd.	57,500	808,413
	Milbon Co., Ltd.	154,752	8,747,458
	Ministop Co., Ltd.	90,500	1,153,874
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,698,318
	Mitsui DM Sugar Holdings Co., Ltd.	104,670	1,759,252
	Miyoshi Oil & Fat Co., Ltd.	42,900	485,196
	Morinaga & Co., Ltd.	93,599	2,993,452

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Morinaga Milk Industry Co., Ltd.	82,500	$4,299,810
	Morozoff, Ltd.	18,900	909,552
	Nagatanien Holdings Co., Ltd.	76,300	1,468,490
	Nakamuraya Co., Ltd.	28,400	970,696
	Natori Co., Ltd.	64,300	1,091,710
	Nichimo Co., Ltd.	17,000	313,679
	Nihon Chouzai Co., Ltd.	68,420	963,488
#	Niitaka Co., Ltd.	2,860	58,668
	Nippn Corp.	376,800	5,320,202
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,018,955
	Nippon Suisan Kaisha, Ltd.	1,794,300	8,556,580
	Nishimoto Co., Ltd.	13,300	331,159
	Nisshin Oillio Group, Ltd. (The)	171,400	4,739,481
	Nissin Sugar Co., Ltd.	104,400	1,596,810
	Nitto Fuji Flour Milling Co., Ltd.	8,100	515,637
	Noevir Holdings Co., Ltd.	55,300	2,808,190
	Oenon Holdings, Inc.	317,700	1,063,141
# *	OIE Sangyo Co., Ltd.	22,000	243,932
	Okuwa Co., Ltd.	153,500	1,504,577
	Olympic Group Corp.	52,200	365,592
	OUG Holdings, Inc.	19,800	507,081
	Pickles Corp.	25,000	792,658
	Prima Meat Packers, Ltd.	172,000	4,652,047
	Qol Holdings Co., Ltd.	162,300	2,270,462
	Retail Partners Co., Ltd.	107,600	1,137,227
	Riken Vitamin Co., Ltd.	150,100	2,103,136
	Rokko Butter Co., Ltd.	82,400	1,153,428
	S Foods, Inc.	116,762	3,459,781
	S&B Foods, Inc.	42,798	1,768,988
#	Sagami Rubber Industries Co., Ltd.	57,700	537,228
	Sakata Seed Corp.	14,000	459,612
	San-A Co., Ltd.	114,500	4,354,429
	Sapporo Holdings, Ltd.	333,900	6,963,572
	Sato Foods Co., Ltd.	800	35,768
	Satudora Holdings Co., Ltd.	1,300	23,638
	Shinobu Foods Products Co., Ltd.	1,600	8,845
	Shoei Foods Corp.	68,000	2,294,824
	Showa Sangyo Co., Ltd.	115,200	3,099,969
#	Soiken Holdings, Inc.	24,200	99,212
	ST Corp.	18,900	294,621
	Starzen Co., Ltd.	90,600	1,717,455
*	Toho Co., Ltd.	49,900	718,164
#	Torigoe Co., Ltd. (The)	94,500	664,053
	Toyo Sugar Refining Co., Ltd.	14,500	156,574
#	Transaction Co., Ltd.	89,700	1,218,086
	United Super Markets Holdings, Inc.	365,600	3,573,340
	Valor Holdings Co., Ltd.	237,700	4,838,715
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,657,112
	Watahan & Co., Ltd.	97,400	1,050,903
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	544,464
	YAKUODO Holdings Co., Ltd.	70,500	1,504,484
	Yamami Co.	1,200	20,953
	YA-MAN, Ltd.	149,500	2,006,055
	Yamatane Corp.	61,600	861,431
#	Yamaya Corp.	25,000	511,633
#	Yamazawa Co., Ltd.	11,800	183,293
	Yaoko Co., Ltd.	10,300	591,191
	Yokohama Reito Co., Ltd.	325,000	2,583,596
	Yomeishu Seizo Co., Ltd.	48,700	792,576

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
*	Yoshimura Food Holdings KK	5,300	$37,537
#	Yuasa Funashoku Co., Ltd.	14,300	386,151
	Yutaka Foods Corp.	3,900	66,796
TOTAL CONSUMER STAPLES			231,161,929

ENERGY — (1.0%)
	BP Castrol K.K.	44,100	529,661
	Cosmo Energy Holdings Co., Ltd.	344,800	7,915,202
	Fuji Kosan Co., Ltd.	4,400	44,780
	Fuji Oil Co., Ltd.	292,200	699,176
	Itochu Enex Co., Ltd.	351,400	3,130,298
	Japan Oil Transportation Co., Ltd.	15,500	360,247
	Japan Petroleum Exploration Co., Ltd.	230,100	4,147,876
	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,183,876
#	Modec, Inc.	128,800	2,385,152
	Nippon Coke & Engineering Co., Ltd.	978,100	898,103
	Sala Corp.	324,100	1,691,284
#	San-Ai Oil Co., Ltd.	397,800	4,619,913
	Sinanen Holdings Co., Ltd.	47,500	1,300,815
	Toa Oil Co., Ltd.	46,200	1,122,238
	Toyo Kanetsu K.K.	48,700	1,079,796
TOTAL ENERGY			32,108,417

FINANCIALS — (8.3%)
	77 Bank, Ltd. (The)	366,652	4,033,879
#	Advance Create Co., Ltd.	63,400	541,129
	Aichi Bank, Ltd. (The)	48,700	1,214,315
	Aiful Corp.	1,614,500	5,588,570
#	Aizawa Securities Co., Ltd.	216,100	1,882,039
	Akatsuki Corp.	118,100	385,579
	Akita Bank, Ltd. (The)	88,440	1,111,468
	Anicom Holdings, Inc.	55,400	444,117
	Aomori Bank, Ltd. (The)	125,800	2,325,158
#	Aozora Bank, Ltd.	58,800	1,318,108
*	Aruhi Corp.	40,400	519,777
	Asax Co., Ltd.	9,300	56,849
	Awa Bank, Ltd. (The)	244,200	4,422,191
	Bank of Iwate, Ltd. (The)	84,700	1,299,941
#	Bank of Kochi, Ltd. (The)	54,300	414,719
	Bank of Nagoya, Ltd. (The)	76,330	1,705,791
	Bank of Okinawa, Ltd. (The)	146,260	3,256,105
	Bank of Saga, Ltd. (The)	84,120	1,035,820
	Bank of the Ryukyus, Ltd.	237,880	1,538,261
#	Bank of Toyama, Ltd. (The)	14,500	307,154
	Casa, Inc.	3,200	28,820
	Chiba Kogyo Bank, Ltd. (The)	264,158	617,196
	Chugoku Bank, Ltd. (The)	564,700	4,303,597
	Chukyo Bank, Ltd. (The)	70,400	901,474
	Credit Saison Co., Ltd.	358,400	4,379,313
	Daishi Hokuetsu Financial Group, Inc.	273,200	5,942,697
	Daito Bank, Ltd. (The)	62,600	342,448
*	Dream Incubator, Inc.	900	8,028
	eGuarantee, Inc.	178,100	3,750,605
	Ehime Bank, Ltd. (The)	216,700	1,525,492
	Entrust, Inc.	28,900	182,319
	FIDEA Holdings Co., Ltd.	1,258,300	1,359,951
	First Bank of Toyama, Ltd. (The)	294,300	725,982
	First Brothers Co., Ltd.	31,900	289,464

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Fukui Bank, Ltd. (The)	146,200	$1,776,209
# *	Fukushima Bank, Ltd. (The)	17,200	36,472
	Fuyo General Lease Co., Ltd.	115,400	7,296,857
#	GCA Corp.	125,600	1,099,745
#	GMO Financial Holdings, Inc.	252,300	1,982,974
	Gunma Bank, Ltd. (The)	1,797,040	5,679,829
	Hachijuni Bank, Ltd. (The)	1,125,200	3,637,258
	Hirogin Holdings, Inc.	1,326,200	7,010,181
	Hirose Tusyo, Inc.	20,800	432,351
	Hokkoku Bank, Ltd. (The)	153,300	3,056,449
	Hokuhoku Financial Group, Inc.	834,800	6,114,004
	Hyakugo Bank, Ltd. (The)	1,446,009	3,988,188
	Hyakujushi Bank, Ltd. (The)	134,700	1,769,803
	Ichiyoshi Securities Co., Ltd.	219,700	1,137,987
	IwaiCosmo Holdings, Inc.	121,900	1,807,760
	Iyo Bank, Ltd. (The)	927,518	4,570,747
*	J Trust Co., Ltd.	335,100	1,115,015
	Jaccs Co., Ltd.	138,700	3,247,498
	Jafco Group Co., Ltd.	204,100	12,726,138
*	Japan Asia Investment Co., Ltd.	93,300	233,766
	Japan Investment Adviser Co., Ltd.	70,300	947,538
	Japan Securities Finance Co., Ltd.	611,800	4,462,759
#	Jimoto Holdings, Inc.	102,850	594,085
	Juroku Bank, Ltd. (The)	194,300	3,426,848
	Keiyo Bank, Ltd. (The)	704,300	2,583,561
	Kita-Nippon Bank, Ltd. (The)	43,506	645,904
	Kiyo Bank, Ltd. (The)	434,090	5,628,505
	Kyokuto Securities Co., Ltd.	146,800	1,071,820
	Kyushu Financial Group, Inc.	1,383,437	4,893,711
#	Kyushu Leasing Service Co., Ltd.	34,000	204,910
*	M&A Capital Partners Co., Ltd.	82,500	4,022,881
	Marusan Securities Co., Ltd.	363,500	1,974,773
	Matsui Securities Co., Ltd.	237,100	1,727,982
	Mebuki Financial Group, Inc.	1,018,600	2,153,818
# *	Mercuria Investment Co., Ltd.	70,500	493,713
	Michinoku Bank, Ltd. (The)	261,898	2,192,422
#	Minkabu The Infonoid, Inc.	21,700	755,913
#	Mito Securities Co., Ltd.	359,500	950,735
	Miyazaki Bank, Ltd. (The)	108,900	1,943,441
	Mizuho Leasing Co., Ltd.	189,600	6,387,061
	Monex Group, Inc.	954,600	6,426,624
#	Money Partners Group Co., Ltd.	149,100	305,142
	Mortgage Service Japan, Ltd.	5,600	49,660
	Musashino Bank, Ltd. (The)	206,800	3,110,420
	Nagano Bank, Ltd. (The)	47,199	483,344
	Nanto Bank, Ltd. (The)	193,100	3,197,111
	NEC Capital Solutions, Ltd.	55,100	1,068,040
	NFC Holdings, Inc.	4,200	70,504
	Nishi-Nippon Financial Holdings, Inc.	848,600	4,848,377
	North Pacific Bank, Ltd.	1,842,500	3,922,406
# *	OAK Capital Corp.	319,800	345,361
	Ogaki Kyoritsu Bank, Ltd. (The)	239,400	4,001,752
	Oita Bank, Ltd. (The)	84,199	1,271,123
	Okasan Securities Group, Inc.	1,076,200	4,023,897
	Orient Corp.	634,900	836,167
	Premium Group Co., Ltd.	14,600	461,913
	Ricoh Leasing Co., Ltd.	93,200	2,889,785
	San ju San Financial Group, Inc.	120,293	1,464,188
	San-In Godo Bank, Ltd. (The)	980,700	4,773,353

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Sawada Holdings Co., Ltd.	152,200	$1,368,312
	Senshu Ikeda Holdings, Inc.	1,291,018	1,848,066
	Seven Bank, Ltd.	468,400	995,770
	Shiga Bank, Ltd. (The)	304,000	5,330,795
	Shikoku Bank, Ltd. (The)	265,100	1,664,541
	Shimizu Bank, Ltd. (The)	54,600	721,299
	Sparx Group Co., Ltd.	604,900	1,391,381
	Strike Co., Ltd.	47,700	1,901,251
	Suruga Bank, Ltd.	364,900	1,094,096
	Taiko Bank, Ltd. (The)	41,800	502,204
	Tochigi Bank, Ltd. (The)	565,200	872,033
	Toho Bank, Ltd. (The)	1,298,700	2,386,760
	Tohoku Bank, Ltd. (The)	64,700	586,263
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	4,576,074
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,303,247
	Tomato Bank, Ltd.	54,500	505,537
	TOMONY Holdings, Inc.	942,850	2,494,496
	Tottori Bank, Ltd. (The)	56,400	562,101
	Towa Bank, Ltd. (The)	184,000	838,085
#	Toyo Securities Co., Ltd.	378,800	548,672
	Traders Holdings Co., Ltd.	13,720	41,566
	Tsukuba Bank, Ltd.	402,600	624,334
*	Uzabase, Inc.	5,500	132,103
	Yamagata Bank, Ltd. (The)	166,400	1,244,097
	Yamaguchi Financial Group, Inc.	1,109,872	6,359,196
	Yamanashi Chuo Bank, Ltd. (The)	171,426	1,249,325
TOTAL FINANCIALS			259,230,738

HEALTH CARE — (4.8%)
	Advantage Risk Management Co., Ltd.	38,800	393,605
	As One Corp.	10,100	1,318,153
	ASKA Pharmaceutical Holdings Co., Ltd.	161,700	1,435,247
	Astena Holdings Co., Ltd.	156,700	897,215
	Biofermin Pharmaceutical Co., Ltd.	28,700	770,071
	BML, Inc.	152,200	5,184,325
#	Carenet, Inc.	25,600	1,888,865
	CE Holdings Co., Ltd.	3,400	16,273
#	Charm Care Corp. KK	57,500	629,309
	CMIC Holdings Co., Ltd.	60,600	858,787
#	Create Medic Co., Ltd.	38,700	347,698
	Daiken Medical Co., Ltd.	111,400	556,687
	Daito Pharmaceutical Co., Ltd.	77,380	2,352,409
#	Dvx, Inc.	44,300	398,409
	Eiken Chemical Co., Ltd.	198,100	3,830,663
	Elan Corp.	172,200	1,982,786
	EM Systems Co., Ltd.	241,300	1,884,387
	EPS Holdings, Inc.	196,700	3,192,251
	FALCO HOLDINGS Co., Ltd.	53,300	801,146
	FINDEX, Inc.	94,500	873,479
	France Bed Holdings Co., Ltd.	153,900	1,264,609
	Fuji Pharma Co., Ltd.	99,100	1,028,082
	Fukuda Denshi Co., Ltd.	57,200	4,627,662
	Fuso Pharmaceutical Industries, Ltd.	45,600	923,773
# *	GNI Group, Ltd.	47,400	892,118
	H.U. Group Holdings, Inc.	336,700	8,688,032
#	Hogy Medical Co., Ltd.	84,200	2,588,477
#	I’rom Group Co., Ltd.	31,800	574,061
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	164,105
*	Japan Hospice Holdings, Inc.	1,100	20,334

The Japanese Small Company Series

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Japan Lifeline Co., Ltd.	387,300	$4,709,718
	Japan Medical Dynamic Marketing, Inc.	99,300	1,951,335
	Jeol, Ltd.	168,400	9,834,207
#	JMS Co., Ltd.	96,557	718,475
	Kaken Pharmaceutical Co., Ltd.	84,400	3,621,627
	Kanamic Network Co., Ltd.	106,000	626,024
	Kissei Pharmaceutical Co., Ltd.	171,000	3,323,124
	KYORIN Holdings, Inc.	256,000	4,183,504
	Linical Co., Ltd.	71,700	542,713
	Mani, Inc.	62,200	1,426,206
	Medical Data Vision Co., Ltd.	152,500	3,022,296
	Medikit Co., Ltd.	2,000	56,772
#	Medius Holdings Co., Ltd.	67,100	611,710
*	MedPeer, Inc.	22,300	884,297
	Menicon Co., Ltd.	52,300	3,663,782
	Mizuho Medy Co., Ltd.	22,400	488,382
	Mochida Pharmaceutical Co., Ltd.	24,598	807,684
	Nagaileben Co., Ltd.	3,100	74,690
	Nakanishi, Inc.	179,100	3,921,332
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	2,601,774
	Nihon Kohden Corp.	17,100	488,005
	Nippon Chemiphar Co., Ltd.	13,400	282,042
	Nipro Corp.	598,100	7,066,051
	Nissui Pharmaceutical Co., Ltd.	78,000	686,537
	Paramount Bed Holdings Co., Ltd.	268,800	4,785,868
	Rion Co., Ltd.	52,100	1,370,961
	Sawai Group Holdings Co., Ltd.	94,200	4,202,839
#	Seed Co., Ltd.	72,900	528,084
	Seikagaku Corp.	248,900	2,419,095
	Shin Nippon Biomedical Laboratories, Ltd.	45,300	334,121
	Ship Healthcare Holdings, Inc.	113,800	2,658,988
	Shofu, Inc.	69,200	1,230,600
	Software Service, Inc.	19,700	1,843,765
	Solasto Corp.	318,000	4,029,771
	St-Care Holding Corp.	87,200	831,088
#	Taiko Pharmaceutical Co., Ltd.	55,900	512,289
	Techno Medica Co., Ltd.	13,800	199,080
	Toho Holdings Co., Ltd.	292,000	4,708,091
	Tokai Corp.	139,800	3,060,603
	Torii Pharmaceutical Co., Ltd.	96,100	2,103,203
	Towa Pharmaceutical Co., Ltd.	175,400	4,268,137
	Tsumura & Co.	43,100	1,354,778
#	Value HR Co., Ltd.	46,400	701,531
	Vital KSK Holdings, Inc.	272,800	1,756,111
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	316,283
	WIN-Partners Co., Ltd.	113,300	1,022,323
	ZERIA Pharmaceutical Co., Ltd.	10,000	188,756
TOTAL HEALTH CARE			150,401,670

INDUSTRIALS — (30.4%)
	A&A Material Corp.	26,000	239,703
#	Abist Co., Ltd.	19,600	521,273
	Advan Co., Ltd.	149,900	1,261,658
	Advanex, Inc.	17,999	224,271
	Aeon Delight Co., Ltd.	90,100	2,823,720
	Aica Kogyo Co., Ltd.	23,400	822,306
	Aichi Corp.	239,900	1,761,952
	Aida Engineering, Ltd.	315,900	2,815,254
	Ajis Co., Ltd.	28,900	939,095

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Alconix Corp.	151,600	$2,000,017
	Alinco, Inc.	80,500	746,340
#	Alps Logistics Co., Ltd.	111,600	982,081
	Altech Co., Ltd.	10,900	34,298
	Altech Corp.	114,470	2,000,569
	Anest Iwata Corp.	216,200	1,969,260
	Asahi Diamond Industrial Co., Ltd.	342,600	1,590,025
	Asahi Kogyosha Co., Ltd.	25,700	723,453
	Asanuma Corp.	44,000	1,787,007
#	Asukanet Co., Ltd.	49,600	407,280
	Bando Chemical Industries, Ltd.	215,300	1,726,935
#	BeNext-Yumeshin Group Co.	305,996	3,511,567
#	Br Holdings Corp.	188,100	804,082
	Bunka Shutter Co., Ltd.	366,000	3,653,964
	Canare Electric Co., Ltd.	20,300	320,366
	Career Design Center Co., Ltd.	12,400	120,182
	Central Glass Co., Ltd.	229,300	4,402,187
	Central Security Patrols Co., Ltd.	53,000	1,476,888
	Chilled & Frozen Logistics Holdings Co., Ltd.	108,700	1,641,997
# *	Chiyoda Corp.	194,400	772,953
	Chiyoda Integre Co., Ltd.	71,700	1,149,363
	Chodai Co., Ltd.	6,800	117,141
	Chori Co., Ltd.	73,000	1,131,289
	Chudenko Corp.	202,600	4,163,568
#	Chugai Ro Co., Ltd.	36,600	660,287
	Chuo Warehouse Co., Ltd.	21,000	198,071
	CKD Corp.	88,100	1,851,567
	CMC Corp.	14,600	359,924
	Comany, Inc.	4,700	51,591
	Cosel Co., Ltd.	164,300	1,555,713
	Creek & River Co., Ltd.	57,400	795,550
	CTI Engineering Co., Ltd.	72,000	1,472,328
	CTS Co., Ltd.	166,400	1,269,029
	Dai-Dan Co., Ltd.	99,100	2,278,622
	Daido Kogyo Co., Ltd.	46,500	502,395
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	508,747
	Daihen Corp.	133,400	5,545,750
	Daiho Corp.	99,500	3,604,092
	Dai-Ichi Cutter Kogyo K.K.	44,000	534,585
	Daiichi Jitsugyo Co., Ltd.	54,700	2,108,735
	Daiichi Kensetsu Corp.	31,000	594,860
#	Daiki Axis Co., Ltd.	41,900	322,813
*	Daiohs Corp.	22,100	207,133
	Daiseki Co., Ltd.	243,963	10,958,909
	Daiseki Eco. Solution Co., Ltd.	11,759	110,970
	Daisue Construction Co., Ltd.	48,200	426,980
	Daiwa Industries, Ltd.	216,200	2,017,585
	Denyo Co., Ltd.	108,700	1,908,195
	DMG Mori Co., Ltd.	673,200	12,105,945
	DMW Corp.	4,800	162,199
	Duskin Co., Ltd.	285,100	6,509,645
#	Ebara Jitsugyo Co., Ltd.	72,400	2,016,756
	Eidai Co., Ltd.	184,700	496,940
#	EJ Holdings, Inc.	4,200	39,942
	Endo Lighting Corp.	33,400	229,378
	en-japan, Inc.	85,100	3,021,638
	Enshu, Ltd.	26,199	199,420
#	EPCO Co., Ltd.	20,200	165,017
*	Escrow Agent Japan, Inc.	136,700	313,505

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	F&M Co., Ltd.	41,700	$523,486
# *	FDK Corp.	47,198	499,530
#	Freund Corp.	75,600	561,332
	Fudo Tetra Corp.	109,680	1,746,921
	Fuji Corp.	248,600	5,694,473
	Fuji Die Co., Ltd.	55,300	316,193
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	29,478
*	Fujikura, Ltd.	1,545,600	7,204,773
	Fujimak Corp.	12,600	93,340
	Fujisash Co., Ltd.	573,900	408,637
	Fujitec Co., Ltd.	264,100	5,854,836
	Fukuda Corp.	59,200	2,569,992
	Fukushima Galilei Co., Ltd.	84,100	3,378,815
	Fukuvi Chemical Industry Co., Ltd.	10,600	51,107
	Fukuyama Transporting Co., Ltd.	29,757	1,106,335
#	FULLCAST Holdings Co., Ltd.	133,200	2,767,567
#	Funai Soken Holdings, Inc.	249,470	5,410,034
	Furukawa Co., Ltd.	204,200	2,296,191
	Furukawa Electric Co., Ltd.	404,800	10,093,882
#	Furusato Industries, Ltd.	65,000	1,129,544
	Futaba Corp.	208,200	1,456,646
	Gecoss Corp.	95,900	759,136
	Giken, Ltd.	62,000	2,527,447
	Glory, Ltd.	278,555	5,785,257
	Grace Technology, Inc.	110,100	1,590,599
	gremz, Inc.	14,800	254,539
	GS Yuasa Corp.	320,483	8,195,451
	Hamakyorex Co., Ltd.	109,500	3,146,741
	Hanwa Co., Ltd.	232,200	6,719,704
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	108,738
	Hazama Ando Corp.	1,302,400	9,588,067
	Helios Techno Holding Co., Ltd.	109,800	339,509
	Hibiya Engineering, Ltd.	122,300	1,998,215
	Hirakawa Hewtech Corp.	70,800	772,493
	Hirano Tecseed Co., Ltd.	62,500	1,432,407
	Hirata Corp.	11,700	697,821
	Hisaka Works, Ltd.	127,300	928,743
	Hitachi Zosen Corp.	1,071,679	6,914,265
	Hito Communications Holdings, Inc.	43,900	901,698
	Hokuetsu Industries Co., Ltd.	140,700	1,430,581
	Hokuriku Electrical Construction Co., Ltd.	74,200	829,332
	Hosokawa Micron Corp.	45,600	2,442,217
#	Howa Machinery, Ltd.	62,700	456,275
#	Ichikawa Co., Ltd.	1,000	12,306
	Ichiken Co., Ltd.	33,600	574,108
	Ichinen Holdings Co., Ltd.	137,500	1,507,331
	Idec Corp.	204,800	3,868,795
	Ihara Science Corp.	52,200	860,303
	Iino Kaiun Kaisha, Ltd.	573,100	2,264,086
	Inaba Denki Sangyo Co., Ltd.	347,600	8,101,006
	Inaba Seisakusho Co., Ltd.	62,800	854,859
	Inabata & Co., Ltd.	296,500	4,571,612
	Insource Co., Ltd.	112,750	2,424,091
#	Inui Global Logistics Co., Ltd.	81,480	955,564
	IR Japan Holdings, Ltd.	7,500	942,939
*	Iseki & Co., Ltd.	124,500	1,660,579
	Ishii Iron Works Co., Ltd.	11,000	300,501
	Isolite Insulating Products Co., Ltd.	48,000	309,730
#	Itoki Corp.	209,700	680,274

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Iwaki Co., Ltd.	41,000	$339,972
	Iwasaki Electric Co., Ltd.	39,400	691,998
	JAC Recruitment Co., Ltd.	100,900	1,615,540
*	Jalux, Inc.	38,600	636,551
# *	Jamco Corp.	69,800	694,681
#	Japan Asia Group, Ltd.	176,800	1,528,710
	Japan Elevator Service Holdings Co., Ltd.	286,800	6,652,160
	Japan Foundation Engineering Co., Ltd.	128,800	588,060
	Japan Pulp & Paper Co., Ltd.	77,600	2,468,525
	Japan Steel Works, Ltd. (The)	389,300	9,995,109
	Japan Transcity Corp.	251,200	1,213,005
	JDC Corp.	15,000	77,048
	JGC Holdings Corp.	293,000	2,730,021
#	JK Holdings Co., Ltd.	94,440	671,304
# *	JTOWER, Inc.	9,000	455,075
	Juki Corp.	185,300	1,323,567
	Kamei Corp.	154,500	1,564,807
	Kanaden Corp.	118,500	1,119,320
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,367,520
	Kaname Kogyo Co., Ltd.	1,300	10,943
	Kanamoto Co., Ltd.	205,200	4,739,517
	Kandenko Co., Ltd.	554,800	4,333,897
	Kanematsu Corp.	521,625	6,946,597
	Katakura Industries Co., Ltd.	152,600	2,047,386
	Kato Works Co., Ltd.	61,000	539,643
	Kawada Technologies, Inc.	34,100	1,078,013
	Kawagishi Bridge Works Co., Ltd.	8,700	235,953
	Kawanishi Warehouse Co., Ltd.	1,700	17,786
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	212,802
*	Kawasaki Kisen Kaisha, Ltd.	49,200	1,770,132
	Kawata Manufacturing Co., Ltd.	25,100	202,177
	Keihin Co., Ltd.	15,700	195,898
#	KFC, Ltd.	8,700	145,072
	Kimura Chemical Plants Co., Ltd.	107,500	797,100
	Kimura Unity Co., Ltd.	23,500	286,346
#	King Jim Co., Ltd.	43,500	346,191
#	Kinki Sharyo Co., Ltd. (The)	16,599	178,025
	Kintetsu World Express, Inc.	244,200	5,145,076
	Kitagawa Corp.	53,300	820,098
	Kitano Construction Corp.	25,672	536,893
	Kito Corp.	135,400	2,036,537
	Kitz Corp.	475,900	3,235,396
*	Kobe Electric Railway Co., Ltd.	37,299	1,159,165
	Kobelco Eco-Solutions Co., Ltd.	21,399	550,722
	Koike Sanso Kogyo Co., Ltd.	12,600	262,448
	Kokusai Co., Ltd.	51,600	327,345
#	Kokuyo Co., Ltd.	324,725	5,077,087
	KOMAIHALTEC, Inc.	20,300	321,028
	Komatsu Wall Industry Co., Ltd.	49,300	871,765
	Komori Corp.	317,900	2,332,242
	Kondotec, Inc.	123,800	1,119,932
	Konoike Transport Co., Ltd.	179,700	1,964,041
*	Kosaido Co., Ltd.	182,400	1,369,937
	Kozo Keikaku Engineering, Inc.	20,700	525,843
	KRS Corp.	37,800	602,486
	Kumagai Gumi Co., Ltd.	239,400	6,041,846
	Kyodo Printing Co., Ltd.	48,900	1,167,428
#	Kyokuto Boeki Kaisha, Ltd.	39,700	905,830
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	2,970,517

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Kyoritsu Printing Co., Ltd.	179,200	$224,184
	Kyudenko Corp.	60,800	1,956,758
	Like Co., Ltd.	63,200	1,174,140
#	Link And Motivation, Inc.	210,200	1,478,719
	Lonseal Corp.	13,900	189,334
	Maeda Corp.	914,100	7,929,779
	Maeda Road Construction Co., Ltd.	127,100	2,501,300
	Maezawa Industries, Inc.	25,300	141,073
#	Maezawa Kasei Industries Co., Ltd.	85,100	935,167
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,191,564
	Makino Milling Machine Co., Ltd.	151,200	6,102,396
*	Management Solutions Co., Ltd.	1,000	25,158
	Marufuji Sheet Piling Co., Ltd.	11,800	223,432
	Maruka Corp.	36,400	808,352
	Marumae Co., Ltd.	28,300	628,718
#	Maruwa Unyu Kikan Co., Ltd.	49,500	702,237
	Maruyama Manufacturing Co., Inc.	18,800	294,458
	Maruzen Co., Ltd.	65,800	1,296,842
	Maruzen Showa Unyu Co., Ltd.	80,000	2,404,701
	Matching Service Japan Co., Ltd.	52,000	561,712
	Matsuda Sangyo Co., Ltd.	95,282	1,840,165
#	Matsui Construction Co., Ltd.	125,500	832,853
	Max Co., Ltd.	167,600	2,750,056
	Meidensha Corp.	227,210	4,515,730
	Meiji Electric Industries Co., Ltd.	52,500	678,554
	Meiji Shipping Co., Ltd.	102,500	484,742
	Meisei Industrial Co., Ltd.	268,800	1,771,809
	Meitec Corp.	169,000	9,149,932
#	Meiwa Corp.	145,600	620,508
	Mesco, Inc.	29,800	271,327
	METAWATER Co., Ltd.	153,600	2,920,325
	Mie Kotsu Group Holdings, Inc.	359,200	1,513,926
	Mirai Industry Co., Ltd.	2,900	45,426
	Mirait Holdings Corp.	524,835	9,307,692
	Mitani Corp.	73,800	4,624,696
#	Mitani Sangyo Co., Ltd.	145,000	498,364
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	929,074
	Mitsubishi Logisnext Co., Ltd.	179,200	1,644,959
#	Mitsubishi Pencil Co., Ltd.	90,800	1,176,880
	Mitsuboshi Belting, Ltd.	163,400	2,578,513
*	Mitsui E&S Holdings Co., Ltd.	394,781	1,844,656
	Mitsui Matsushima Holdings Co., Ltd.	65,700	589,531
	Mitsui-Soko Holdings Co., Ltd.	137,800	3,132,034
	Mitsumura Printing Co., Ltd.	6,300	94,050
	Miyaji Engineering Group, Inc.	39,417	811,924
	Mori-Gumi Co., Ltd.	69,500	195,417
	Morita Holdings Corp.	211,100	3,047,070
	Musashi Co., Ltd.	5,000	89,865
#	NAC Co., Ltd.	61,300	502,415
	Nachi-Fujikoshi Corp.	88,500	3,113,144
	Nadex Co., Ltd.	40,600	267,903
	Nagase & Co., Ltd.	538,000	8,042,087
	Naigai Trans Line, Ltd.	40,500	722,678
	Nakabayashi Co., Ltd.	113,400	613,227
	Nakakita Seisakusho Co., Ltd.	3,700	88,168
	Nakamoto Packs Co., Ltd.	33,300	472,944
	Nakanishi Manufacturing Co., Ltd.	5,700	57,238
	Nakano Corp.	107,000	403,003
*	Namura Shipbuilding Co., Ltd.	279,928	458,893

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nankai Electric Railway Co., Ltd.	107,200	$2,292,788
	Narasaki Sangyo Co., Ltd.	25,400	477,328
	Nice Corp.	32,400	596,976
	Nichias Corp.	392,400	9,890,784
	Nichiban Co., Ltd.	65,900	1,043,948
	Nichiden Corp.	98,900	1,919,532
	Nichiha Corp.	166,380	4,236,082
	Nichireki Co., Ltd.	167,400	1,969,223
	Nihon Dengi Co., Ltd.	30,200	1,053,706
	Nihon Flush Co., Ltd.	120,900	1,363,605
#	Nikkato Corp.	53,000	338,545
	Nikkiso Co., Ltd.	316,800	3,193,164
	Nikko Co., Ltd.	164,000	1,028,020
	Nikkon Holdings Co., Ltd.	385,300	8,404,229
	Nippi, Inc.	11,900	382,198
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,177,302
	Nippon Aqua Co., Ltd.	27,600	137,699
#	Nippon Carbon Co., Ltd.	61,700	2,326,947
	Nippon Concept Corp.	37,000	622,697
	Nippon Densetsu Kogyo Co., Ltd.	244,200	3,965,378
	Nippon Dry-Chemical Co., Ltd.	5,100	81,102
#	Nippon Filcon Co., Ltd.	15,700	70,240
	Nippon Hume Corp.	139,300	901,980
	Nippon Kanzai Co., Ltd.	14,500	325,126
#	Nippon Koei Co., Ltd.	78,800	2,189,755
	Nippon Parking Development Co., Ltd.	1,271,000	1,933,197
	Nippon Rietec Co., Ltd.	12,600	191,138
	Nippon Road Co., Ltd. (The)	46,100	3,202,146
	Nippon Seisen Co., Ltd.	21,300	884,858
	Nippon Sharyo, Ltd.	40,299	762,548
*	Nippon Sheet Glass Co., Ltd.	8,300	47,626
	Nippon Steel Trading Corp.	99,460	3,911,727
	Nippon Thompson Co., Ltd.	382,500	2,086,437
	Nippon Tungsten Co., Ltd.	6,699	120,545
	Nishimatsu Construction Co., Ltd.	345,000	10,756,538
	Nishi-Nippon Railroad Co., Ltd.	148,200	3,592,856
	Nishio Rent All Co., Ltd.	123,800	3,455,799
	Nissei ASB Machine Co., Ltd.	52,500	2,334,024
	Nissei Corp.	38,900	384,316
	Nissei Plastic Industrial Co., Ltd.	127,000	1,594,685
	Nisshinbo Holdings, Inc.	908,180	7,864,702
	Nissin Corp.	95,000	1,251,841
	Nissin Electric Co., Ltd.	333,100	4,207,269
	Nisso Corp.	3,800	28,337
	Nitta Corp.	136,400	3,187,663
#	Nitto Boseki Co., Ltd.	22,300	688,032
	Nitto Kogyo Corp.	178,200	2,923,847
	Nitto Kohki Co., Ltd.	66,900	1,085,712
	Nitto Seiko Co., Ltd.	180,900	919,206
	Nittoc Construction Co., Ltd.	132,600	902,231
	NJS Co., Ltd.	36,800	686,204
	Noda Corp.	132,900	926,253
	Nomura Co., Ltd.	505,600	4,346,762
	Noritake Co., Ltd.	59,600	2,264,122
	Noritsu Koki Co., Ltd.	123,900	2,649,793
	Noritz Corp.	196,500	3,289,307
#	NS Tool Co., Ltd.	107,000	1,407,858
	NS United Kaiun Kaisha, Ltd.	58,700	1,278,596
*	NTN Corp.	2,736,400	7,153,026

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Obara Group, Inc.	78,500	$2,692,675
	Ochi Holdings Co., Ltd.	8,900	102,815
#	Odawara Engineering Co., Ltd.	4,900	108,164
#	Ohba Co., Ltd.	76,500	546,373
	Ohmoto Gumi Co., Ltd.	4,100	215,706
	Oiles Corp.	145,770	2,029,572
	Okabe Co., Ltd.	258,200	1,498,168
#	Okada Aiyon Corp.	42,800	504,796
	Okamoto Machine Tool Works, Ltd.	21,699	1,200,124
	Okamura Corp.	381,500	5,170,734
	OKUMA Corp.	137,100	6,716,810
	Okumura Corp.	182,380	4,796,046
	Onoken Co., Ltd.	111,900	1,279,489
	Organo Corp.	41,500	2,323,989
#	Oriental Consultants Holdings Co., Ltd.	6,100	135,579
*	Oriental Shiraishi Corp.	826,500	2,068,203
#	Origin Co., Ltd.	27,600	345,002
#	OSG Corp.	468,300	8,128,545
	Outsourcing, Inc.	732,300	13,295,817
#	Oyo Corp.	129,300	1,452,545
	Paraca, Inc.	35,900	519,103
	Parker Corp.	34,000	165,186
#	Pasco Corp.	11,200	164,025
	Pasona Group, Inc.	133,000	2,581,887
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	596,984
	Penta-Ocean Construction Co., Ltd.	1,237,700	8,624,553
#	Pilot Corp.	86,800	2,945,464
	Prestige International, Inc.	662,200	4,181,778
	Pronexus, Inc.	108,700	1,000,398
*	Prored Partners Co., Ltd.	7,900	200,187
	PS Mitsubishi Construction Co., Ltd.	213,300	1,185,631
	Punch Industry Co., Ltd.	105,700	678,432
	Quick Co., Ltd.	71,300	744,624
	Raito Kogyo Co., Ltd.	301,300	4,900,656
	Raiznext Corp.	304,500	3,170,353
#	Rasa Corp.	63,200	511,535
	Rheon Automatic Machinery Co., Ltd.	120,500	1,561,149
#	Rix Corp.	17,300	243,359
#	Rozetta Corp.	22,800	395,021
*	Ryobi, Ltd.	153,140	2,141,091
	S LINE Co., Ltd.	23,800	191,716
	Sakai Heavy Industries, Ltd.	23,300	520,245
	Sakai Moving Service Co., Ltd.	74,500	3,857,916
# *	Sanix, Inc.	146,200	502,683
	Sanki Engineering Co., Ltd.	285,300	3,615,095
	Sanko Gosei, Ltd.	121,900	481,095
	Sanko Metal Industrial Co., Ltd.	16,200	346,807
	Sankyo Tateyama, Inc.	136,700	1,054,231
	Sanoyas Holdings Corp.	151,100	204,187
	Sansei Technologies, Inc.	78,400	590,447
	Sansha Electric Manufacturing Co., Ltd.	64,300	681,417
	Sanyo Denki Co., Ltd.	44,100	3,047,698
	Sanyo Engineering & Construction, Inc.	60,200	386,861
	Sanyo Industries, Ltd.	9,900	165,068
	Sanyo Trading Co., Ltd.	140,000	1,642,121
	Sata Construction Co., Ltd.	89,399	396,490
	Sato Holdings Corp.	184,700	4,531,995
#	Sato Shoji Corp.	86,800	875,836
	Sawafuji Electric Co., Ltd.	1,900	34,766

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	SBS Holdings, Inc.	122,400	$3,672,221
#	SEC Carbon, Ltd.	10,900	654,844
#	Secom Joshinetsu Co., Ltd.	30,800	1,757,699
#	Seibu Electric & Machinery Co., Ltd.	10,300	117,000
	Seika Corp.	61,700	889,391
	Seikitokyu Kogyo Co., Ltd.	191,330	1,464,298
	Seiwa Electric Manufacturing Co., Ltd.	1,700	8,000
	Sekisui Jushi Corp.	215,100	4,101,045
	Senko Group Holdings Co., Ltd.	715,500	6,991,581
	Senshu Electric Co., Ltd.	51,200	1,789,893
#	Shibaura Machine Co., Ltd.	135,500	2,984,193
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,173,749
#	Shibuya Corp.	96,600	2,705,227
	Shima Seiki Manufacturing, Ltd.	172,300	2,953,011
	Shin Nippon Air Technologies Co., Ltd.	94,480	1,719,457
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	755,536
	Shinki Bus Co., Ltd.	1,900	56,259
	Shinmaywa Industries, Ltd.	413,700	3,574,080
	Shinnihon Corp.	180,600	1,366,669
	Shinsho Corp.	31,800	694,196
	Shinwa Co., Ltd.	62,300	1,228,198
#	SHO-BOND Holdings Co., Ltd.	45,700	1,902,687
	SIGMAXYZ, Inc.	87,500	1,864,408
	Sinfonia Technology Co., Ltd.	142,400	1,600,267
	Sinko Industries, Ltd.	127,700	2,155,608
	Sintokogio, Ltd.	284,600	2,106,285
	SMS Co., Ltd.	47,100	1,407,471
	Soda Nikka Co., Ltd.	109,200	540,708
	Sodick Co., Ltd.	211,200	1,939,696
	Sotetsu Holdings, Inc.	29,700	586,290
#	Space Co., Ltd.	95,062	775,050
	S-Pool, Inc.	301,000	2,711,508
#	Star Micronics Co., Ltd.	240,200	3,654,767
	Subaru Enterprise Co., Ltd.	6,300	449,751
	Sugimoto & Co., Ltd.	63,900	1,294,617
	Sumiseki Holdings, Inc.	363,100	412,202
	Sumitomo Densetsu Co., Ltd.	111,200	2,289,250
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,276,930
*	Sumitomo Precision Products Co., Ltd.	20,284	466,146
	Sumitomo Warehouse Co., Ltd. (The)	399,600	5,753,440
	Suzumo Machinery Co., Ltd.	2,200	35,829
	SWCC Showa Holdings Co., Ltd.	98,700	1,561,718
#	Tacmina Corp.	14,700	156,965
	Tadano, Ltd.	640,100	6,677,110
	Taihei Dengyo Kaisha, Ltd.	97,000	2,283,232
	Taiheiyo Kouhatsu, Inc.	43,500	252,972
	Taikisha, Ltd.	169,500	5,058,236
	Taisei Oncho Co., Ltd.	14,200	258,016
#	Takadakiko Co., Ltd.	7,500	188,264
	Takamatsu Construction Group Co., Ltd.	106,800	1,942,967
	Takamatsu Machinery Co., Ltd.	41,800	259,693
	Takamiya Co., Ltd.	128,600	590,521
	Takano Co., Ltd.	52,400	304,980
	Takaoka Toko Co., Ltd.	59,620	728,069
#	Takara & Co., Ltd.	25,555	392,202
	Takara Standard Co., Ltd.	225,000	3,080,983
	Takasago Thermal Engineering Co., Ltd.	290,500	4,847,638
	Takashima & Co., Ltd.	25,200	415,806
	Takeei Corp.	130,100	1,838,010

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Takeuchi Manufacturing Co., Ltd.	230,900	$5,752,386
	Takigami Steel Construction Co., Ltd. (The)	5,300	277,643
	Takisawa Machine Tool Co., Ltd.	41,700	429,574
	Takuma Co., Ltd.	127,600	1,928,146
	Tanabe Consulting Co., Ltd.	1,200	16,213
#	Tanabe Engineering Corp.	39,500	308,491
	Tanseisha Co., Ltd.	243,549	1,943,843
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,424,386
	TECHNO ASSOCIE Co., Ltd.	50,100	497,576
#	Techno Ryowa, Ltd.	68,690	560,318
	Techno Smart Corp.	49,500	581,875
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,268,633
	Teikoku Sen-I Co., Ltd.	108,500	2,043,296
	Tekken Corp.	84,200	1,398,616
	Tenox Corp.	22,500	181,158
	Teraoka Seisakusho Co., Ltd.	76,000	253,282
	Terasaki Electric Co., Ltd.	24,400	270,089
#	Toa Corp.	103,400	2,288,468
	TOA ROAD Corp.	27,300	1,128,198
	Toba, Inc.	9,800	231,371
	Tobishima Corp.	123,770	1,172,946
	Tocalo Co., Ltd.	389,800	4,904,504
	Toda Corp.	337,900	2,331,374
	Toenec Corp.	53,500	1,737,417
	Togami Electric Manufacturing Co., Ltd.	17,800	292,223
	TOKAI Holdings Corp.	634,900	5,168,897
	Tokai Lease Co., Ltd.	18,800	260,106
	Tokyo Energy & Systems, Inc.	154,000	1,327,654
	Tokyo Keiki, Inc.	69,022	665,663
#	Tokyo Sangyo Co., Ltd.	130,800	721,852
	Tokyu Construction Co., Ltd.	551,700	3,911,994
	Toli Corp.	277,100	606,030
	Tomoe Corp.	155,100	528,558
	Tomoe Engineering Co., Ltd.	51,100	1,045,232
	Tonami Holdings Co., Ltd.	37,200	1,561,262
	Toppan Forms Co., Ltd.	326,500	3,177,012
	Torishima Pump Manufacturing Co., Ltd.	130,700	1,011,415
	TORQ Inc	7,900	17,097
#	Totech Corp.	49,200	1,229,454
	Totetsu Kogyo Co., Ltd.	159,600	3,237,065
	Totoku Electric Co., Ltd.	17,700	413,080
	Toyo Construction Co., Ltd.	524,200	2,680,919
#	Toyo Denki Seizo K.K.	35,450	372,288
*	Toyo Engineering Corp.	205,878	1,315,098
#	Toyo Logistics Co., Ltd.	85,100	249,964
	Toyo Machinery & Metal Co., Ltd.	97,300	465,523
#	Toyo Tanso Co., Ltd.	75,600	1,908,301
#	Toyo Wharf & Warehouse Co., Ltd.	36,000	501,739
	Trancom Co., Ltd.	49,100	3,523,095
#	Trinity Industrial Corp.	36,000	275,339
	Trusco Nakayama Corp.	175,000	4,466,115
#	Tsubaki Nakashima Co., Ltd.	277,100	4,268,877
	Tsubakimoto Chain Co.	172,140	4,915,388
	Tsubakimoto Kogyo Co., Ltd.	28,800	882,781
*	Tsudakoma Corp.	17,698	138,472
	Tsugami Corp.	268,700	4,135,561
	Tsukishima Kikai Co., Ltd.	187,700	1,955,823
	Tsurumi Manufacturing Co., Ltd.	128,400	2,005,578
#	Ueki Corp.	60,800	799,713

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Union Tool Co.	45,500	$1,629,214
	UPR Corp.	700	14,389
	Ushio, Inc.	660,300	12,071,065
#	UT Group Co., Ltd.	169,800	4,954,938
	Utoc Corp.	102,200	484,693
	Waida Manufacturing Co., Ltd.	5,100	72,705
	Wakachiku Construction Co., Ltd.	79,300	1,097,645
	Wakita & Co., Ltd.	253,000	2,331,895
	WDB Holdings Co., Ltd.	63,200	1,653,239
	Weathernews, Inc.	34,300	1,793,334
	Welbe, Inc.	5,300	68,770
	Will Group, Inc.	99,600	908,051
	World Holdings Co., Ltd.	39,600	1,081,873
	Yahagi Construction Co., Ltd.	181,400	1,161,421
	YAMABIKO Corp.	228,128	2,501,618
	YAMADA Consulting Group Co., Ltd.	72,700	768,166
	Yamashina Corp.	224,200	157,358
#	Yamato Corp.	110,500	796,011
	Yamaura Corp.	9,900	80,539
	Yamazen Corp.	390,200	3,514,863
	Yasuda Logistics Corp.	102,000	866,956
	Yokogawa Bridge Holdings Corp.	204,100	3,869,467
	Yondenko Corp.	26,560	784,292
	Yuasa Trading Co., Ltd.	118,200	3,205,692
	Yuken Kogyo Co., Ltd.	20,500	320,744
	Yurtec Corp.	264,600	1,719,011
	Zaoh Co., Ltd.	23,400	311,604
	Zenitaka Corp. (The)	19,200	698,854
	Zuiko Corp.	90,400	823,715
TOTAL INDUSTRIALS			954,259,935

INFORMATION TECHNOLOGY — (14.8%)
	A&D Co., Ltd.	124,300	1,117,351
*	Access Co., Ltd.	87,800	717,329
	Ad-sol Nissin Corp.	43,000	903,537
	Adtec Plasma Technology Co., Ltd.	2,200	36,535
*	Advanced Media, Inc.	7,300	50,824
	AGS Corp.	13,000	104,016
#	Ai Holdings Corp.	248,100	4,890,721
	Aichi Tokei Denki Co., Ltd.	17,900	693,076
	Aiphone Co., Ltd.	63,500	1,170,061
	Alpha Systems, Inc.	45,620	1,465,450
	Alps Alpine Co., Ltd.	483,500	5,116,934
	Amano Corp.	149,500	3,780,626
	Anritsu Corp.	11,900	221,661
	AOI Electronics Co., Ltd.	27,700	564,215
	Argo Graphics, Inc.	105,800	3,174,409
	Arisawa Manufacturing Co., Ltd.	207,800	1,677,394
	Artiza Networks, Inc.	6,200	82,943
#	ArtSpark Holdings, Inc.	134,800	1,012,539
	Asahi Intelligence Service Co., Ltd.	1,300	14,907
	Ascentech KK	1,700	20,188
	Atled Corp.	1,400	28,915
#	Avant Corp.	100,300	1,488,744
#	Axell Corp.	27,900	225,920
	Azia Co., Ltd.	14,300	267,326
	Bell System24 Holdings, Inc.	218,600	3,437,643
*	BrainPad, Inc.	7,200	317,492
#	Broadband Tower, Inc.	105,600	222,007

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Broadleaf Co., Ltd.	606,400	$2,819,437
#	Business Brain Showa-Ota, Inc.	29,000	463,452
	Business Engineering Corp.	800	22,791
	CAC Holdings Corp.	75,200	937,541
	Canon Electronics, Inc.	126,200	1,950,070
#	CDS Co., Ltd.	15,300	211,314
*	Change, Inc.	2,400	64,088
#	Chino Corp.	46,300	633,277
	Citizen Watch Co., Ltd.	1,795,100	6,630,180
*	CMK Corp.	310,300	1,205,888
	Computer Engineering & Consulting, Ltd.	164,800	2,351,392
	Computer Institute of Japan, Ltd.	94,700	706,070
	Comture Corp.	138,200	2,941,552
	CONEXIO Corp.	95,500	1,292,918
	Core Corp.	45,800	593,810
	Cresco, Ltd.	83,000	1,423,239
*	CRI Middleware Co., Ltd.	2,300	34,971
	Cube System, Inc.	60,600	570,602
	Cyber Com Co., Ltd.	10,600	143,625
#	Cyberlinks Co., Ltd.	1,500	20,455
#	Cybernet Systems Co., Ltd.	57,700	373,594
#	Cybozu, Inc.	115,500	2,447,624
#	Daiko Denshi Tsushin, Ltd.	37,200	181,233
	Daishinku Corp.	42,399	1,554,805
	Daitron Co., Ltd.	58,200	1,049,225
	Daiwabo Holdings Co., Ltd.	587,500	10,083,474
#	Dawn Corp.	3,200	80,334
# *	Densan System Co., Ltd.	39,200	1,072,668
	Dexerials Corp.	357,200	7,517,969
	Digital Arts, Inc.	71,800	5,464,856
	Digital Garage, Inc.	121,200	5,444,949
#	Digital Hearts Holdings Co., Ltd.	87,100	1,200,424
#	Digital Information Technologies Corp.	40,000	702,206
	DKK Co., Ltd.	61,700	1,231,469
	DKK-Toa Corp.	28,300	210,407
	Double Standard, Inc.	14,000	709,298
	DTS Corp.	262,800	6,268,036
	Ebase Co., Ltd.	63,000	482,098
	E-Guardian, Inc.	51,100	1,298,534
	Eizo Corp.	106,700	4,760,908
	Elecom Co., Ltd.	143,800	2,689,714
	Elematec Corp.	116,842	1,377,874
#	Enomoto Co., Ltd.	30,200	471,795
	Enplas Corp.	57,200	1,905,122
	ESPEC Corp.	119,800	2,413,264
	Fenwal Controls of Japan, Ltd.	20,500	299,509
	Ferrotec Holdings Corp.	239,200	7,317,952
*	FFRI Security, Inc.	22,500	406,737
#	Fixstars Corp.	97,100	758,691
#	Focus Systems Corp.	30,900	286,547
#	Forval Corp.	51,100	410,052
	FTGroup Co., Ltd.	51,000	605,629
	Fuji Soft, Inc.	101,000	5,056,972
	Fukui Computer Holdings, Inc.	53,500	2,021,426
	Furuno Electric Co., Ltd.	157,500	1,425,146
	Furuya Metal Co., Ltd.	7,600	501,627
	Future Corp.	143,400	2,589,301
	Future Innovation Group, Inc.	11,900	29,872
#	Gig Works, Inc.	9,600	68,517

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	GL Sciences, Inc.	45,000	$1,017,311
#	Glosel Co., Ltd.	113,200	468,499
#	GMO GlobalSign Holdings K.K.	19,300	813,444
#	GMO Pepabo, Inc.	7,300	317,824
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,066,520
	Hakuto Co., Ltd.	87,300	1,182,859
*	Hennge KK	600	20,390
	Hibino Corp.	13,900	184,284
	Himacs, Ltd.	960	9,715
	Hioki EE Corp.	67,100	3,662,850
	Hochiki Corp.	88,900	939,414
	Hokuriku Electric Industry Co., Ltd.	45,700	428,723
#	Holon Co., Ltd.	2,100	59,016
	Honda Tsushin Kogyo Co., Ltd.	107,100	502,648
	Hosiden Corp.	343,500	3,076,861
	Icom, Inc.	61,500	1,326,138
#	ID Holdings Corp.	78,150	633,856
	Ikegami Tsushinki Co., Ltd.	32,799	248,528
	Ines Corp.	126,600	1,574,493
	I-Net Corp.	74,290	950,411
	Infocom Corp.	108,100	2,975,339
	Infomart Corp.	312,700	2,566,233
	Information Services International-Dentsu, Ltd.	148,000	6,097,735
	Innotech Corp.	101,900	1,250,371
#	Intelligent Wave, Inc.	36,600	203,329
	Inter Action Corp.	27,600	617,816
	I-O Data Device, Inc.	50,700	470,246
#	I-PEX, Inc.	38,100	842,198
	Iriso Electronics Co., Ltd.	132,500	6,418,880
#	ISB Corp.	23,100	320,703
	Itfor, Inc.	164,700	1,191,068
	Iwatsu Electric Co., Ltd.	54,900	465,857
	Japan Aviation Electronics Industry, Ltd.	301,700	5,328,018
# *	Japan Cash Machine Co., Ltd.	141,800	715,419
*	Japan Display, Inc.	908,000	310,543
#	Japan Electronic Materials Corp.	51,800	908,818
	Japan Material Co., Ltd.	417,100	5,071,037
#	Jastec Co., Ltd.	68,200	796,486
#	JBCC Holdings, Inc.	88,800	1,167,042
	JFE Systems, Inc.	6,200	95,490
# *	JIG-SAW, Inc.	17,300	1,451,465
	Kaga Electronics Co., Ltd.	108,800	2,914,264
	Kanematsu Electronics, Ltd.	79,200	2,559,973
	KEL Corp.	27,900	253,795
	Koa Corp.	172,100	2,679,323
	KSK Co., Ltd.	3,000	63,700
	Kyoden Co., Ltd.	116,100	361,854
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,020,824
	Kyowa Electronic Instruments Co., Ltd.	129,800	452,804
	LAC Co., Ltd.	100,100	942,100
	Lecip Holdings Corp.	10,900	56,677
	Macnica Fuji Electronics Holdings, Inc.	328,350	7,885,927
#	Marubun Corp.	112,200	635,526
	Maruwa Co., Ltd.	56,500	5,689,404
*	Maxell Holdings, Ltd.	306,100	3,422,369
	MCJ Co., Ltd.	420,800	4,696,311
	Megachips Corp.	105,500	3,019,832
	Meiko Electronics Co., Ltd.	135,300	3,973,795
	Melco Holdings, Inc.	22,900	1,092,130

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Micronics Japan Co., Ltd.	26,800	$371,911
	Mimaki Engineering Co., Ltd.	113,200	809,596
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,653,989
	Miraial Co., Ltd.	39,500	467,748
	Miroku Jyoho Service Co., Ltd.	112,800	1,619,719
	Mitachi Co., Ltd.	7,900	49,926
	Mitsubishi Research Institute, Inc.	53,500	1,903,819
	Mitsui High-Tec, Inc.	130,600	7,484,402
	m-up Holdings, Inc.	13,200	411,681
	Mutoh Holdings Co., Ltd.	9,300	132,018
	Nagano Keiki Co., Ltd.	85,300	837,740
	Nakayo, Inc.	73,100	947,947
	NEC Networks & System Integration Corp.	37,400	590,506
#	NF Holdings Corp.	25,900	448,826
	Nichicon Corp.	317,300	3,408,558
	Nihon Denkei Co., Ltd.	31,800	506,218
*	Nippon Chemi-Con Corp.	83,600	2,011,869
	Nippon Computer Dynamics Co., Ltd.	36,200	223,644
#	Nippon Electric Glass Co., Ltd.	431,236	10,126,421
#	Nippon Information Development Co., Ltd.	12,600	176,516
#	Nippon Kodoshi Corp.	51,600	1,705,238
	Nippon Signal Co., Ltd.	317,300	2,616,985
	Nippon Systemware Co., Ltd.	46,200	939,900
	Nissha Co., Ltd.	232,800	3,504,430
	Nohmi Bosai, Ltd.	146,200	2,757,357
#	NPC, Inc.	30,900	227,781
	NSD Co., Ltd.	508,160	8,490,037
	Ohara, Inc.	35,900	471,393
	Okaya Electric Industries Co., Ltd.	77,800	277,254
	Oki Electric Industry Co., Ltd.	548,300	5,019,274
#	ONO Sokki Co., Ltd.	32,200	167,808
	Optex Group Co., Ltd.	169,820	2,837,048
*	Optim Corp.	32,000	652,508
	Optorun Co., Ltd.	57,600	1,279,089
	Oro Co., Ltd.	18,400	652,560
	Osaki Electric Co., Ltd.	281,800	1,541,055
	Oval Corp.	35,600	96,057
	PCA Corp.	4,700	167,054
	PCI Holdings, Inc.	30,800	334,472
	Poletowin Pitcrew Holdings, Inc.	189,900	1,865,460
#	Pro-Ship, Inc.	41,700	523,881
	Relia, Inc.	248,100	3,027,691
	Restar Holdings Corp.	130,000	2,208,015
*	Ricksoft Co., Ltd.	2,000	36,304
	Riken Keiki Co., Ltd.	94,800	2,263,458
	Riso Kagaku Corp.	131,200	2,099,381
	Roland DG Corp.	82,600	1,983,502
	Rorze Corp.	54,700	4,797,700
	RS Technologies Co., Ltd.	21,100	1,240,421
	Ryoden Corp.	96,700	1,416,607
	Ryosan Co., Ltd.	144,100	2,617,854
	Ryoyo Electro Corp.	7,300	170,477
	Saison Information Systems Co., Ltd.	24,800	461,946
	Sakura Internet, Inc.	122,900	689,987
*	Sanken Electric Co., Ltd.	149,900	7,456,382
#	Sanshin Electronics Co., Ltd.	115,900	2,260,057
	Santec Corp.	3,000	43,239
	Satori Electric Co., Ltd.	79,180	582,311
	Saxa Holdings, Inc.	30,600	373,739

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	SB Technology Corp.	61,300	$1,693,518
#	Scala, Inc.	83,700	568,789
	Segue Group Co., Ltd.	1,900	18,970
#	Seikoh Giken Co., Ltd.	22,300	460,933
#	SEMITEC Corp.	5,500	273,117
#	SERAKU Co., Ltd.	8,300	179,166
	Shibaura Electronics Co., Ltd.	52,600	2,592,044
	Shibaura Mechatronics Corp.	24,100	1,766,088
*	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,931,683
	Shinko Shoji Co., Ltd.	266,500	1,862,977
	Shizuki Electric Co., Inc.	121,600	712,243
	Showa Shinku Co., Ltd.	24,400	363,620
	Sigma Koki Co., Ltd.	27,000	470,234
	Siix Corp.	203,600	2,600,262
	SK-Electronics Co., Ltd.	47,300	438,143
*	Smaregi, Inc.	2,000	120,511
	SMK Corp.	32,699	725,612
	Softcreate Holdings Corp.	50,000	1,144,057
#	Soliton Systems K.K.	36,600	540,942
	Solxyz Co., Ltd.	1,800	15,707
	SRA Holdings	72,100	1,731,916
	Sumida Corp.	176,449	1,918,977
	Sun-Wa Technos Corp.	79,800	868,462
	Suzuden Corp.	3,400	45,517
#	Suzuki Co., Ltd.	67,100	588,178
	System D, Inc.	1,100	14,586
#	System Information Co., Ltd.	54,800	462,827
	System Research Co., Ltd.	27,200	549,183
	System Support, Inc.	3,200	40,088
	Systems Engineering Consultants Co., Ltd.	2,100	49,924
	Systena Corp.	312,400	5,974,965
	Tachibana Eletech Co., Ltd.	110,760	1,433,811
#	Takachiho Koheki Co., Ltd.	38,500	401,088
#	TAKEBISHI Corp.	52,200	726,396
#	Tamagawa Holdings Co., Ltd.	7,500	93,966
#	Tamura Corp.	467,400	3,508,051
#	Tazmo Co., Ltd.	16,300	253,410
	TDC Soft, Inc.	95,200	855,293
*	TeamSpirit, Inc.	1,300	14,176
	TechMatrix Corp.	233,600	3,862,629
	Techno Horizon Co., Ltd.	56,700	872,419
	Tecnos Japan, Inc.	8,800	48,208
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	518,753
	Terilogy Co., Ltd.	22,900	107,228
	TKC Corp.	181,200	5,483,509
	Tobila Systems, Inc.	1,600	19,621
	Toho System Science Co., Ltd.	2,700	24,105
	Tokyo Electron Device, Ltd.	43,800	2,150,238
	Tokyo Seimitsu Co., Ltd.	257,200	11,611,397
	Tomen Devices Corp.	15,300	559,880
	Topcon Corp.	691,700	10,290,599
	Torex Semiconductor, Ltd.	52,900	1,495,412
	Toshiba TEC Corp.	53,200	2,187,562
#	Toukei Computer Co., Ltd.	6,210	267,253
	Towa Corp.	134,700	2,756,589
	Toyo Corp.	149,600	1,465,665
	Transcosmos, Inc.	39,700	1,097,004
#	Tri Chemical Laboratories, Inc.	128,800	3,804,667
#	Tsuzuki Denki Co., Ltd.	42,800	677,687

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Ubicom Holdings, Inc.	12,500	$407,835
	Uchida Yoko Co., Ltd.	51,600	2,286,283
	ULS Group, Inc.	1,000	44,289
#	Ulvac, Inc.	231,300	11,712,340
#	Uniden Holdings Corp.	41,500	945,729
	UNITED, Inc.	24,200	332,423
*	User Local, Inc.	4,600	89,628
	V Technology Co., Ltd.	57,500	2,759,006
#	VINX Corp.	13,200	118,123
	Wacom Co., Ltd.	927,100	5,890,499
#	Wellnet Corp.	10,100	47,893
	YAC Holdings Co., Ltd.	62,600	716,249
	Yamaichi Electronics Co., Ltd.	144,700	2,163,191
#	Yashima Denki Co., Ltd.	119,500	1,046,565
	YE DIGITAL Corp.	7,100	38,651
	Yokowo Co., Ltd.	95,500	2,178,837
	Zuken, Inc.	1,900	53,229
TOTAL INFORMATION TECHNOLOGY			463,237,169

MATERIALS — (11.6%)
	Achilles Corp.	92,400	1,132,234
	ADEKA Corp.	604,300	11,340,574
	Agro-Kanesho Co., Ltd.	1,300	16,870
	Aichi Steel Corp.	66,400	1,821,552
	Arakawa Chemical Industries, Ltd.	110,100	1,184,942
	Araya Industrial Co., Ltd.	19,600	290,284
	Asahi Holdings, Inc.	455,700	9,272,716
	Asahi Printing Co., Ltd.	25,700	212,121
	Asahi Yukizai Corp.	86,600	1,043,345
	Asahipen Corp.	2,100	35,196
	Asia Pile Holdings Corp.	210,800	891,087
	C Uyemura & Co., Ltd.	71,800	3,065,736
	Carlit Holdings Co., Ltd.	122,800	798,229
*	Chuetsu Pulp & Paper Co., Ltd.	49,900	574,876
	Chugoku Marine Paints, Ltd.	355,300	2,746,313
	CI Takiron Corp.	291,200	1,531,204
	CK-San-Etsu Co., Ltd.	21,200	601,622
	Dai Nippon Toryo Co., Ltd.	131,600	997,864
	Daicel Corp.	251,600	2,070,165
	Daido Steel Co., Ltd.	155,600	7,702,706
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	2,140,446
	Daiken Corp.	78,100	1,467,599
	Daiki Aluminium Industry Co., Ltd.	180,300	1,816,706
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,742,808
#	Daito Chemix Corp.	2,900	26,028
#	DIC Corp.	79,800	2,018,508
	DKS Co., Ltd.	47,800	1,394,704
	Dowa Holdings Co., Ltd.	143,905	5,680,353
	Dynapac Co., Ltd.	8,500	111,419
	Fuji Seal International, Inc.	191,300	4,017,050
	Fujikura Kasei Co., Ltd.	167,500	785,678
	Fujimi, Inc.	6,800	309,639
	Fujimori Kogyo Co., Ltd.	107,900	3,939,582
	Fuso Chemical Co., Ltd.	122,500	4,509,495
	Geostr Corp.	57,100	174,961
	Godo Steel, Ltd.	60,000	893,831
	Gun-Ei Chemical Industry Co., Ltd.	29,900	661,040
	Hakudo Co., Ltd.	43,900	878,375
#	Harima Chemicals Group, Inc.	96,100	777,811

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Hodogaya Chemical Co., Ltd.	39,100	$1,389,698
	Hokkan Holdings, Ltd.	56,100	706,401
	Hokko Chemical Industry Co., Ltd.	120,700	1,055,711
	Hokuetsu Corp.	772,899	4,028,517
	Ise Chemicals Corp.	13,000	408,998
#	Ishihara Chemical Co., Ltd.	35,500	694,710
	Ishihara Sangyo Kaisha, Ltd.	207,750	2,093,368
*	Ishizuka Glass Co., Ltd.	12,900	225,761
	JCU Corp.	139,300	4,487,995
	JSP Corp.	81,100	1,165,576
	Kaneka Corp.	27,300	1,101,467
	Kanto Denka Kogyo Co., Ltd.	279,100	2,492,183
	Katakura & Co-op Agri Corp.	21,500	234,730
	KeePer Technical Laboratory Co., Ltd.	99,000	2,583,153
	KH Neochem Co., Ltd.	216,800	5,036,526
#	Kimoto Co., Ltd.	222,300	550,481
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,187,521
	Kobe Steel, Ltd.	1,495,100	9,603,460
	Kohsoku Corp.	70,200	931,881
	Konishi Co., Ltd.	216,600	3,151,754
	Konoshima Chemical Co., Ltd.	31,600	633,800
	Krosaki Harima Corp.	30,400	1,177,927
	Kumiai Chemical Industry Co., Ltd.	205,287	1,574,836
#	Kunimine Industries Co., Ltd.	40,400	427,729
	Kureha Corp.	104,150	6,031,886
	Kurimoto, Ltd.	59,300	882,708
	Kuriyama Holdings Corp.	78,000	510,465
	Kyoei Steel, Ltd.	135,500	1,762,466
	Kyowa Leather Cloth Co., Ltd.	81,300	529,220
	Lintec Corp.	265,600	5,758,473
	Maeda Kosen Co., Ltd.	121,000	3,798,485
	Maruichi Steel Tube, Ltd.	109,900	2,583,744
#	MEC Co., Ltd.	100,400	2,918,587
	Mitani Sekisan Co., Ltd.	67,400	2,557,783
*	Mitsubishi Paper Mills, Ltd.	277,700	902,696
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	425,426
	Mitsui Mining & Smelting Co., Ltd.	379,600	10,532,068
#	Molitec Steel Co., Ltd.	83,100	371,208
	MORESCO Corp.	39,800	389,903
#	Mory Industries, Inc.	34,700	737,926
	Nakayama Steel Works, Ltd.	169,700	616,401
	Neturen Co., Ltd.	222,100	1,119,493
	New Japan Chemical Co., Ltd.	117,500	288,621
	Nicca Chemical Co., Ltd.	45,700	538,750
#	Nichia Steel Works, Ltd.	138,600	367,749
	Nihon Kagaku Sangyo Co., Ltd.	83,100	965,177
	Nihon Nohyaku Co., Ltd.	243,500	1,104,088
	Nihon Parkerizing Co., Ltd.	517,500	5,184,550
	Nihon Yamamura Glass Co., Ltd.	67,600	555,053
	Nippon Carbide Industries Co., Inc.	46,200	535,292
	Nippon Chemical Industrial Co., Ltd.	42,600	1,161,431
	Nippon Concrete Industries Co., Ltd.	293,100	859,387
#	Nippon Denko Co., Ltd.	767,314	2,124,298
#	Nippon Fine Chemical Co., Ltd.	79,200	1,069,807
	Nippon Kayaku Co., Ltd.	339,400	3,209,668
	Nippon Light Metal Holdings Co., Ltd.	360,090	6,049,326
	Nippon Paper Industries Co., Ltd.	456,400	5,119,524
	Nippon Pillar Packing Co., Ltd.	134,200	2,679,744
	Nippon Shokubai Co., Ltd.	20,900	1,007,230

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Soda Co., Ltd.	155,000	$4,490,662
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,837,328
	Nitta Gelatin, Inc.	85,500	489,267
	Nittetsu Mining Co., Ltd.	35,200	1,821,514
	Nozawa Corp.	47,500	303,752
	Oat Agrio Co., Ltd.	18,000	235,907
	Okamoto Industries, Inc.	69,900	2,580,513
	Okura Industrial Co., Ltd.	55,200	1,243,097
	Osaka Organic Chemical Industry, Ltd.	95,200	3,757,613
	Osaka Soda Co., Ltd.	94,699	2,075,832
	Osaka Steel Co., Ltd.	89,300	898,174
*	OSAKA Titanium Technologies Co., Ltd.	129,400	922,447
	Pacific Metals Co., Ltd.	95,599	1,462,766
#	Pack Corp. (The)	84,400	2,052,474
	Rasa Industries, Ltd.	45,700	774,410
	Rengo Co., Ltd.	313,700	2,614,593
	Riken Technos Corp.	227,500	1,259,870
	Sakai Chemical Industry Co., Ltd.	103,800	1,731,514
	Sakata INX Corp.	286,300	2,607,990
	Sanyo Chemical Industries, Ltd.	94,900	4,629,938
*	Sanyo Special Steel Co., Ltd.	123,960	1,799,554
	Seiko PMC Corp.	67,900	559,679
	Sekisui Kasei Co., Ltd.	150,000	815,851
	Shikoku Chemicals Corp.	232,000	2,736,402
	Shinagawa Refractories Co., Ltd.	37,800	1,279,414
	Shin-Etsu Polymer Co., Ltd.	291,000	2,690,072
	SK Kaken Co., Ltd.	1,100	405,565
	Soken Chemical & Engineering Co., Ltd.	49,300	882,773
	Stella Chemifa Corp.	67,200	1,743,124
	Sumitomo Bakelite Co., Ltd.	163,900	7,251,636
	Sumitomo Osaka Cement Co., Ltd.	225,099	6,132,736
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,826,294
	T Hasegawa Co., Ltd.	204,200	4,521,824
#	T&K Toka Co., Ltd.	136,300	1,040,396
	Taisei Lamick Co., Ltd.	42,300	1,025,203
	Taiyo Holdings Co., Ltd.	117,500	5,553,946
	Takasago International Corp.	88,600	2,156,341
	Takemoto Yohki Co., Ltd.	35,000	327,967
	Taoka Chemical Co., Ltd.	4,700	546,122
	Tayca Corp.	103,900	1,200,740
	Tenma Corp.	117,300	2,708,043
	Titan Kogyo, Ltd.	5,100	85,971
	Toagosei Co., Ltd.	747,000	7,596,203
# *	Toda Kogyo Corp.	21,500	495,031
	Toho Acetylene Co., Ltd.	12,700	134,428
	Toho Chemical Industry Co., Ltd.	47,000	209,718
	Toho Titanium Co., Ltd.	220,900	2,058,413
	Toho Zinc Co., Ltd.	89,899	1,522,325
	Tohoku Steel Co., Ltd.	16,300	252,517
	Tokushu Tokai Paper Co., Ltd.	64,558	2,494,589
	Tokuyama Corp.	385,498	7,853,180
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	203,021
*	Tokyo Rope Manufacturing Co., Ltd.	22,100	220,642
	Tokyo Steel Manufacturing Co., Ltd.	609,400	6,084,759
	Tokyo Tekko Co., Ltd.	63,100	878,857
*	Tomoegawa Co., Ltd.	29,600	219,151
	Tomoku Co., Ltd.	70,600	1,205,240
	Topy Industries, Ltd.	89,400	1,043,795
#	Toyo Gosei Co., Ltd.	31,100	3,443,549

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Toyo Ink SC Holdings Co., Ltd.	242,300	$4,295,287
	Toyo Seikan Group Holdings, Ltd.	61,300	839,245
	Toyobo Co., Ltd.	531,900	6,379,730
	TYK Corp.	148,500	427,642
*	UACJ Corp.	211,841	5,313,491
	Ube Industries, Ltd.	331,100	6,728,211
	Valqua, Ltd.	105,599	2,065,070
	Vertex Corp.	45,998	1,285,679
	Wavelock Holdings Co., Ltd.	30,900	199,664
	Wood One Co., Ltd.	38,997	426,568
	Yamato Kogyo Co., Ltd.	217,100	7,171,785
	Yodogawa Steel Works, Ltd.	144,500	2,912,516
	Yotai Refractories Co., Ltd.	118,000	1,334,422
	Yushiro Chemical Industry Co., Ltd.	67,000	723,174
TOTAL MATERIALS			363,965,701

REAL ESTATE — (1.7%)
#	AD Works Group Co., Ltd.	194,879	278,717
	Airport Facilities Co., Ltd.	138,870	737,420
#	Anabuki Kosan, Inc.	12,900	228,574
	Aoyama Zaisan Networks Co., Ltd.	43,700	627,632
	Apaman Co., Ltd.	71,700	368,946
#	Ardepro Co., Ltd.	70,700	38,141
	Arealink Co., Ltd.	29,600	355,347
#	B-Lot Co., Ltd.	40,000	202,513
	Cosmos Initia Co., Ltd.	94,400	407,066
#	CRE, Inc.	3,400	50,170
	Daibiru Corp.	314,900	3,975,836
	Dear Life Co., Ltd.	132,800	544,460
	Goldcrest Co., Ltd.	103,270	1,541,542
	Good Com Asset Co., Ltd.	22,800	284,762
	Grandy House Corp.	95,600	371,289
	Heiwa Real Estate Co., Ltd.	229,400	8,648,208
	Ichigo, Inc.	1,187,800	3,759,014
*	Japan Asset Marketing Co., Ltd.	1,164,000	1,173,823
#	Japan Corporate Housing Service, Inc.	11,700	105,176
#	Japan Property Management Center Co., Ltd.	83,400	988,966
	JSB Co., Ltd.	7,400	259,130
	Katitas Co., Ltd.	92,000	2,586,556
	Keihanshin Building Co., Ltd.	216,700	2,656,178
	Mugen Estate Co., Ltd.	64,200	289,177
#	Nippon Commercial Development Co., Ltd.	82,300	1,289,456
	Nisshin Group Holdings Co., Ltd.	210,700	875,554
*	Prospect Co., Ltd.	2,912,000	785,054
#	Raysum Co., Ltd.	97,800	732,827
	SAMTY Co., Ltd.	145,350	2,787,328
	Sankyo Frontier Co., Ltd.	23,100	861,909
#	Sansei Landic Co., Ltd.	29,100	226,109
	Shinoken Group Co., Ltd.	112,600	1,234,124
	Star Mica Holdings Co., Ltd.	84,400	910,810
	Starts Corp., Inc.	225,500	5,763,844
	Sun Frontier Fudousan Co., Ltd.	204,700	1,925,812
	Takara Leben Co., Ltd.	547,800	1,655,682
	TOC Co., Ltd.	325,750	1,998,184
	Tokyo Rakutenchi Co., Ltd.	19,000	710,689
# *	Tokyo Theatres Co., Inc.	47,099	537,528
	Tosei Corp.	202,900	1,957,908
	Urbanet Corp. Co., Ltd.	81,400	225,533

The Japanese Small Company Series

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
Yoshicon Co., Ltd.	3,100	$30,650
TOTAL REAL ESTATE		54,987,644

UTILITIES — (1.6%)
# EF-ON, Inc.	88,520	794,959
eRex Co., Ltd.	142,500	3,451,660
Hiroshima Gas Co., Ltd.	322,200	1,109,786
Hokkaido Electric Power Co., Inc.	1,093,200	4,955,539
Hokkaido Gas Co., Ltd.	98,500	1,370,406
Hokuriku Electric Power Co.	911,200	4,972,940
# Hokuriku Gas Co., Ltd.	10,100	284,540
K&O Energy Group, Inc.	100,400	1,193,616
Nippon Gas Co., Ltd.	611,100	10,404,925
Okinawa Electric Power Co., Inc. (The)	303,716	3,790,629
* RENOVA, Inc.	11,600	456,289
Saibu Gas Holdings Co., Ltd.	223,700	4,909,851
Shikoku Electric Power Co., Inc.	499,400	3,401,602
Shizuoka Gas Co., Ltd.	339,500	3,048,253
# Toell Co., Ltd.	57,500	418,163
West Holdings Corp.	133,003	4,689,605
TOTAL UTILITIES		49,252,763

TOTAL COMMON STOCKS Cost ($2,585,190,397)		3,102,972,648

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	3,099,118	35,856,793
TOTAL INVESTMENTS — (100.0%) (Cost $2,621,033,970)			$3,138,829,441
ST Special Tax
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$88,881,033	—	$88,881,033
Consumer Discretionary	$2,315,829	453,169,820	—	455,485,649
Consumer Staples	—	231,161,929	—	231,161,929
Energy	—	32,108,417	—	32,108,417
Financials	—	259,230,738	—	259,230,738
Health Care	—	150,401,670	—	150,401,670
Industrials	2,068,203	952,191,732	—	954,259,935
Information Technology	—	463,237,169	—	463,237,169
Materials	—	363,965,701	—	363,965,701
Real Estate	—	54,987,644	—	54,987,644

The Japanese Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$49,252,763	—	$49,252,763
Securities Lending Collateral	—	35,856,793	—	35,856,793
TOTAL	$4,384,032	$3,134,445,409	—	$3,138,829,441

See accompanying Notes to Financial Statements.

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (55.8%)
*	3P Learning, Ltd.	93,233	$91,512
#	5G Networks, Ltd.	35,296	22,518
*	A2B Australia, Ltd.	267,268	252,453
	Accent Group, Ltd.	2,095,327	4,384,031
	Adairs, Ltd.	757,140	2,410,156
	Adbri, Ltd.	2,406,414	6,262,013
# *	Advance NanoTek, Ltd.	9,653	26,762
# *	Ainsworth Game Technology, Ltd.	415,497	385,054
*	Alcidion Group, Ltd.	407,251	122,398
# *	Alkane Resources, Ltd.	2,771,779	2,391,737
*	Alliance Aviation Services, Ltd.	149,763	511,082
	ALS, Ltd.	1,252,385	12,238,717
	Altium, Ltd.	129,395	3,562,120
# *	Altura Mining, Ltd.	1,171,741	11,538
# *	AMA Group, Ltd.	2,283,100	983,580
*	American Pacific Borates, Ltd.	10,282	8,801
#	AMP, Ltd.	7,269,008	6,133,194
	Ansell, Ltd.	383,998	12,526,172
	APN Property Group, Ltd.	86,412	57,693
	Appen, Ltd.	144,558	1,476,741
	Arafura Resources Ltd.	250,647	23,497
*	Arafura Resources, Ltd.	1,672,650	156,582
	ARB Corp., Ltd.	538,242	17,416,114
# *	Ardent Leisure Group, Ltd.	2,770,378	2,030,437
# *	Argosy Minerals, Ltd.	1,030,094	76,465
	AUB Group, Ltd.	496,714	8,328,763
#	Aurelia Metals, Ltd.	5,939,157	1,827,617
	Austal, Ltd.	2,278,005	3,501,460
*	Australian Agricultural Co., Ltd.	3,376,818	3,468,834
	Australian Ethical Investment, Ltd.	22,322	141,199
	Australian Finance Group, Ltd.	1,548,424	3,310,347
	Australian Mines Ltd.	933,664	15,404
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,341,341
# *	Australian Strategic Materials, Ltd.	493,304	2,888,701
	Australian Vintage, Ltd.	4,188,440	2,514,794
	Auswide Bank, Ltd.	114,747	559,038
#	Ava Risk Group, Ltd.	27,751	7,907
#	AVJennings, Ltd.	6,661,658	3,148,488
# *	AVZ Minerals, Ltd.	1,847,793	221,720
*	Axsesstoday, Ltd.	1,687	5
	Baby Bunting Group, Ltd.	548,821	2,311,038
	Bank of Queensland, Ltd.	2,119,659	14,478,493
*	Bannerman Resources, Ltd.	572,558	70,601
	Bapcor, Ltd.	2,189,248	13,950,126
	Base Resources, Ltd.	430,592	96,890
	Beach Energy, Ltd.	7,632,087	7,094,101
	Beacon Lighting Group, Ltd.	33,211	47,361
	Bega Cheese, Ltd.	2,077,240	9,177,643
	Bell Financial Group, Ltd.	122,493	164,084
	Bendigo & Adelaide Bank, Ltd.	816,206	6,417,375
*	Berkeley Energia, Ltd.	22,150	9,302
	Bingo Industries, Ltd.	1,091,685	2,810,161
*	Bionomics, Ltd.	160,677	22,887
#	Blackmores, Ltd.	97,147	5,348,544
*	Botanix Pharmaceuticals, Ltd.	688,967	41,337

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Bravura Solutions, Ltd.	1,664,952	$4,379,938
	Breville Group, Ltd.	798,457	17,904,482
	Brickworks, Ltd.	486,532	9,147,675
	BWX, Ltd.	626,248	2,556,353
*	Byron Energy, Ltd.	89,192	6,676
*	Calix, Ltd.	84,670	169,092
	Capitol Health, Ltd.	3,724,836	1,034,112
	Capral, Ltd.	13,154	72,255
*	Capricorn Metals, Ltd.	81,927	116,662
	Cardno, Ltd.	1,127,842	820,390
# *	Carnarvon Petroleum, Ltd.	3,381,086	634,150
	Carsales.com, Ltd.	962,478	14,253,376
#	Cash Converters International, Ltd.	2,766,362	456,838
# *	Catapult Group International, Ltd.	401,552	602,669
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	430,903	2,165,168
*	Central Petroleum, Ltd.	569,026	50,089
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	2,262,108	9,165,025
*	Champion Iron, Ltd.	543,145	2,597,845
*	City Chic Collective, Ltd.	187,917	772,981
	Class, Ltd.	439,287	545,519
*	Clean Seas Seafood, Ltd.	105,541	41,485
*	Clean Teq Water, Ltd.	4,346	261
	Cleanaway Waste Management, Ltd.	3,757,868	7,443,533
	Clinuvel Pharmaceuticals, Ltd.	111,897	2,573,699
#	Clover Corp., Ltd.	427,662	583,652
	Codan, Ltd.	670,501	9,069,719
# *	Collection House, Ltd.	2,084,920	234,969
	Collins Foods, Ltd.	745,683	6,420,623
# *	Cooper Energy, Ltd.	11,499,005	2,240,613
# *	Corporate Travel Management, Ltd.	650,080	10,458,905
	Costa Group Holdings Ltd.	375,410	844,616
#	Costa Group Holdings, Ltd.	2,376,318	5,898,534
	Credit Corp. Group, Ltd.	442,571	9,849,187
	CSR, Ltd.	3,109,441	13,438,969
*	Cynata Therapeutics, Ltd.	23,696	8,972
	Dacian Gold Ltd.	92,356	18,008
# *	Dacian Gold, Ltd.	687,075	134,014
*	Danakali Ltd.	41,670	13,940
	Data#3, Ltd.	962,073	4,038,545
*	Decmil Group, Ltd.	424,759	146,636
*	Deep Yellow, Ltd.	107,184	57,430
	Deterra Royalties, Ltd.	1,655,501	5,577,201
#	Dicker Data, Ltd.	240,674	1,996,585
*	Domain Holdings Australia, Ltd.	1,497,814	5,805,207
	Downer EDI, Ltd.	2,441,422	10,227,806
	Eagers Automotive, Ltd.	775,292	9,634,559
# *	Eclipx Group, Ltd.	2,008,091	3,413,509
*	Ecograf, Ltd.	163,174	69,630
	Elanor Investor Group	120,515	170,764
	Elders, Ltd.	1,121,521	9,715,890
# *	Electro Optic Systems Holdings, Ltd.	454,671	1,469,811
*	Elixir Energy, Ltd.	380,309	69,690
# *	Emeco Holdings, Ltd.	1,441,745	1,139,680
# *	EML Payments, Ltd.	179,249	468,012
	Enero Group, Ltd.	10,609	19,978
	EQT Holdings, Ltd.	99,023	2,035,182

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Estia Health, Ltd.	1,663,088	$3,077,631
	Euroz, Ltd.	116,329	150,874
# *	EVENT Hospitality and Entertainment, Ltd.	546,035	5,176,357
*	FAR, Ltd.	127,715	204,344
	Finbar Group, Ltd.	222,050	141,192
	Fleetwood, Ltd.	412,429	730,121
# *	Flight Centre Travel Group, Ltd.	581,094	6,463,744
*	Fluence Corp., Ltd.	116,395	16,595
# *	Freedom Foods Group, Ltd.	362,595	99,784
*	Frontier Digital Ventures, Ltd.	89,598	92,986
*	G8 Education, Ltd.	5,593,566	4,215,664
*	Galaxy Resources, Ltd.	3,083,972	8,476,312
*	Genetic Signatures, Ltd.	32,568	26,858
# *	Genex Power, Ltd.	799,280	132,174
*	Genworth Mortgage Insurance Australia, Ltd.	1,615,764	2,660,627
*	Geopacific Resources, Ltd.	14,236	3,289
	Geopacific Resources, Ltd.	19,080	4,400
	Gold Road Resources, Ltd.	3,183,092	3,007,199
	GR Engineering Services, Ltd.	55,230	62,101
	GrainCorp, Ltd., Class A	1,547,172	5,989,528
	Grange Resources, Ltd.	524,857	234,131
# *	Greenland Minerals, Ltd.	1,692,337	120,473
*	GTN, Ltd.	15,394	5,210
#	GUD Holdings, Ltd.	829,347	7,453,208
	GWA Group, Ltd.	1,593,449	3,310,318
	Hansen Technologies, Ltd.	1,293,047	6,031,354
	Healius, Ltd.	3,973,423	13,791,260
# *	Helloworld Travel, Ltd.	51,370	64,258
*	Highfield Resources, Ltd.	160,730	89,089
*	Horizon Oil, Ltd.	714,889	56,172
*	Hot Chili, Ltd.	971,208	24,776
*	HT&E, Ltd.	1,686,962	2,168,081
#	HUB24, Ltd.	281,179	6,011,640
# *	Humm Group, Ltd.	2,480,303	1,839,596
*	IDM International, Ltd.	958	0
	IGO, Ltd.	2,212,503	12,627,225
	Iluka Resources, Ltd.	1,655,501	11,335,355
	Image Resources NL	371,646	48,667
	Imdex, Ltd.	2,559,832	3,911,120
# *	ImpediMed, Ltd.	417,437	32,792
	Incitec Pivot, Ltd.	705,857	1,259,567
	Infomedia, Ltd.	2,776,535	3,196,498
#	Inghams Group, Ltd.	2,191,759	6,538,570
	Intega Group, Ltd.	1,127,842	464,991
	Integral Diagnostics, Ltd.	353,691	1,378,231
#	Integrated Research, Ltd.	611,969	892,217
#	InvoCare, Ltd.	945,502	8,204,237
*	ioneer, Ltd.	361,132	94,763
	IOOF Holdings, Ltd.	3,815,495	12,202,094
	IPH, Ltd.	1,243,670	7,277,473
	IRESS, Ltd.	1,225,060	11,858,090
	IVE Group, Ltd.	543,358	592,560
*	Japara Healthcare, Ltd.	1,594,623	1,531,614
#	Johns Lyng Group, Ltd.	421,421	1,610,861
	Jumbo Interactive, Ltd.	208,843	2,780,604
*	Juno Minerals, Ltd.	293,050	42,856
	Jupiter Mines, Ltd.	4,840,558	1,049,564
*	Kalium Lakes, Ltd.	274,901	50,461
*	Karoon Energy, Ltd.	3,390,788	3,375,312

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	KGL Resources, Ltd.	56,878	$27,238
*	Kingsgate Consolidated, Ltd.	1,079,815	679,186
#	Kogan.com, Ltd.	295,992	2,568,031
	Lednium Technology Pty, Ltd.	195,019	0
*	Legend Mining, Ltd.	113,459	8,468
	Lifestyle Communities, Ltd.	141,647	1,662,974
	Link Administration Holdings, Ltd.	1,829,185	6,917,212
*	Livetiles, Ltd.	344,818	37,530
	Lovisa Holdings, Ltd.	175,783	2,007,071
# *	Lynas Rare Earths, Ltd.	5,868,035	25,084,138
	MA Financial Group, Ltd.	79,526	337,013
	MACA, Ltd.	1,622,774	917,687
*	Mach7 Technologies, Ltd.	42,643	34,078
	Macmahon Holdings, Ltd.	5,344,671	761,048
*	Macquarie Telecom Group, Ltd.	2,399	95,223
*	Maggie Beer Holdings, Ltd.	87,069	25,413
*	Matador Mining, Ltd.	63,503	21,454
*	Mayne Pharma Group, Ltd.	9,518,774	2,282,619
	McMillan Shakespeare, Ltd.	490,350	4,755,517
	McPherson’s, Ltd.	653,702	539,223
	Medusa Mining, Ltd.	475,938	297,891
# *	Mesoblast, Ltd.	1,561,474	2,329,131
# *	Metals X, Ltd.	3,565,919	572,947
#	Metcash, Ltd.	7,621,231	22,854,228
#	Michael Hill International, Ltd.	1,490,263	948,618
*	Millennium Minerals, Ltd.	1,065,474	0
*	Mincor Resources NL	184,149	148,982
	Mineral Resources, Ltd.	156,101	6,269,952
*	MMA Offshore, Ltd.	1,249,410	397,467
#	MNF Group, Ltd.	213,736	856,184
	Monadelphous Group, Ltd.	566,488	4,438,214
	Monash IVF Group, Ltd.	1,738,681	1,107,474
#	Money3 Corp., Ltd.	926,438	2,328,731
*	Morning Star Gold NL	332,749	0
	Mortgage Choice, Ltd.	734,068	1,073,503
	Motorcycle Holdings, Ltd.	34,902	72,318
	Mount Gibson Iron, Ltd.	3,756,776	2,660,316
# *	Myanmar Metals, Ltd.	494,858	19,484
*	Myer Holdings, Ltd.	3,707,181	987,483
	MyState, Ltd.	662,767	2,322,789
# *	Nanosonics, Ltd.	306,999	1,351,362
	Navigator Global Investments, Ltd.	892,324	1,192,152
*	nearmap, Ltd.	1,938,623	2,709,109
*	Neometals, Ltd.	626,513	225,683
	Netwealth Group, Ltd.	406,590	5,230,708
*	New Century Resources, Ltd.	567,500	91,295
#	New Hope Corp., Ltd.	2,234,532	2,897,169
	nib holdings, Ltd.	3,044,680	14,861,079
	Nick Scali, Ltd.	400,543	3,519,035
	Nickel Mines, Ltd.	626,222	464,305
	Nine Entertainment Co. Holdings, Ltd.	6,491,008	14,178,018
	NRW Holdings, Ltd.	2,939,598	3,226,628
*	Nufarm, Ltd.	1,868,539	6,414,642
	Objective Corp., Ltd.	6,233	81,580
	OFX Group, Ltd.	1,765,504	1,767,642
*	Oklo Resources, Ltd.	202,639	16,732
#	OM Holdings, Ltd.	449,510	278,500
	Omni Bridgeway, Ltd.	2,357,902	6,625,123
# *	oOh!media, Ltd.	3,082,993	4,039,903

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Opthea, Ltd.	21,559	$21,596
	Ora Banda Mining Ltd.	99,291	11,169
*	Ora Banda Mining, Ltd.	674,394	75,960
*	Orbital Corp., Ltd.	16,624	10,348
# *	Orocobre, Ltd.	236,662	1,145,722
	Orora, Ltd.	5,931,076	14,828,851
#	Over the Wire Holdings, Ltd.	16,080	58,508
	OZ Minerals, Ltd.	689,105	11,585,153
	Pacific Current Group, Ltd.	259,417	1,129,834
#	Pacific Smiles Group, Ltd.	272,678	553,362
	Pact Group Holdings, Ltd.	1,422,949	3,957,348
*	Paladin Energy, Ltd.	1,591,886	614,059
*	Panoramic Resources, Ltd.	10,243,620	1,153,068
# *	Pantoro, Ltd.	1,023,926	153,743
*	Paradigm Biopharmaceuticals, Ltd.	41,528	65,449
*	Peak Resources, Ltd.	224,220	16,794
	Peet, Ltd.	941,277	845,299
	Pendal Group, Ltd.	2,058,779	12,437,409
	People Infrastructure, Ltd.	40,938	140,942
	Perenti Global, Ltd.	4,382,863	2,199,577
	Perpetual, Ltd.	395,369	11,871,950
*	Perseus Mining, Ltd.	8,114,950	8,884,336
	Platinum Asset Management, Ltd.	1,941,364	7,139,604
*	Poseidon Nickel, Ltd.	2,836,007	188,891
	PPK Group, Ltd.	17,813	212,788
# *	Praemium, Ltd.	1,152,591	941,550
	Premier Investments, Ltd.	562,740	12,050,062
	Pro Medicus, Ltd.	226,691	9,984,505
	Probiotec, Ltd.	12,272	19,878
	Propel Funeral Partners, Ltd.	87,605	247,554
	PSC Insurance Group, Ltd.	103,613	274,243
	PWR Holdings, Ltd.	219,449	1,165,830
	QANTM Intellectual Property, Ltd.	15,371	13,323
*	Quickstep Holdings, Ltd.	134,452	5,246
#	Ramelius Resources, Ltd.	4,758,357	6,043,631
*	ReadyTech Holdings, Ltd.	40,124	72,342
#	Reckon, Ltd.	391,834	280,553
*	Red 5, Ltd.	6,878,068	981,839
# *	Redbubble, Ltd.	126,785	343,385
	Redcape Hotel Group	111,772	86,743
#	Regis Healthcare, Ltd.	863,552	1,263,619
	Regis Resources, Ltd.	4,825,314	8,542,492
*	Reject Shop, Ltd. (The)	116,216	486,368
	Reliance Worldwide Corp., Ltd.	4,169,614	16,436,717
#	Resimac Group, Ltd.	12,138	22,389
# *	Resolute Mining, Ltd.	8,007,059	3,036,639
*	Retail Food Group, Ltd.	4,257,582	213,747
#	Rhipe, Ltd.	349,672	548,074
*	Ridley Corp., Ltd.	1,862,695	1,590,058
*	RPMGlobal Holdings, Ltd.	346,635	462,594
# *	Rumble Resources, Ltd.	178,014	70,736
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,187,001	6,059,634
*	SciDev, Ltd.	13,440	8,574
	SeaLink Travel Group, Ltd.	369,244	2,624,024
	Select Harvests, Ltd.	880,705	4,457,167
#	Senex Energy, Ltd.	1,196,550	3,074,380
#	Servcorp, Ltd.	342,954	901,301
	Service Stream, Ltd.	2,572,185	1,677,516

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Seven West Media, Ltd.	3,843,757	$1,341,387
	SG Fleet Group, Ltd.	452,859	1,020,359
	Shaver Shop Group, Ltd.	447,347	335,212
*	Sheffield Resources, Ltd.	77,881	20,818
	Shriro Holdings, Ltd.	24,206	21,569
	Sigma Healthcare, Ltd.	6,192,917	2,760,475
*	Silver Lake Resources, Ltd.	5,791,755	7,214,386
*	Silver Mines, Ltd.	345,904	64,884
	Sims, Ltd.	1,175,465	14,616,678
	SmartGroup Corp., Ltd.	674,100	3,726,929
# *	SomnoMed, Ltd.	25,160	41,681
	Southern Cross Electrical Engineering, Ltd.	75,077	30,363
*	Southern Cross Media Group, Ltd.	1,320,693	2,069,547
	Spark Infrastructure Group	11,138,058	18,780,950
# *	Speedcast International, Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	64,859	12,630
#	SRG Global, Ltd.	330,321	125,071
	St Barbara, Ltd.	5,168,225	6,612,033
*	Star Entertainment Grp, Ltd. (The)	3,822,270	10,564,968
	Steadfast Group, Ltd.	5,683,479	18,737,035
# *	Strike Energy, Ltd.	2,946,889	707,149
	Sunland Group, Ltd.	1,199,550	2,203,565
*	Sunrise Energy Metals, Ltd.	8,693	11,694
	Super Retail Group, Ltd.	1,139,326	11,016,660
*	Superloop, Ltd.	1,049,203	730,475
# *	Syrah Resources, Ltd.	2,689,801	2,086,492
#	Tassal Group, Ltd.	1,531,815	4,110,436
	Technology One, Ltd.	1,748,272	12,194,291
# *	Temple & Webster Group, Ltd.	138,534	1,117,610
*	Tiger Resources, Ltd.	9,447,997	1,417
	Tribune Resources, Ltd.	14,725	50,782
	United Malt Grp, Ltd.	1,771,214	5,950,620
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,741,128
	Vita Group, Ltd.	715,914	509,518
	Viva Energy Group, Ltd.	3,953,539	5,714,285
# *	Vmoto, Ltd.	267,457	68,305
# *	Wagners Holding Co., Ltd.	122,838	195,468
# *	Warrego Energy, Ltd.	70,779	11,952
# *	Webjet, Ltd.	2,056,935	7,561,623
*	West African Resources, Ltd.	402,051	300,064
	Western Areas, Ltd.	2,254,139	4,031,260
# *	Westgold Resources, Ltd.	2,414,524	3,406,389
*	Whitehaven Coal, Ltd.	4,887,743	7,091,172
TOTAL AUSTRALIA			1,025,760,408

CHINA — (0.0%)
*	FIH Mobile, Ltd.	2,870,000	473,216
	TK Group Holdings, Ltd.	704,000	268,163
TOTAL CHINA			741,379

HONG KONG — (23.1%)
*	Aceso Life Science Group, Ltd.	18,044,400	518,057
	Aeon Credit Service Asia Co., Ltd.	986,000	647,271
	Allied Group, Ltd.	12,896,000	5,204,772
#	APAC Resources, Ltd.	3,766,513	620,711
# *	Apollo Future Mobility Group, Ltd.	8,436,000	456,178
# *	Applied Development Holdings, Ltd.	13,430,000	211,834

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Arts Optical International Hldgs, Ltd.	368,000	$36,283
	Asia Financial Holdings, Ltd.	2,404,908	1,155,431
*	Asia Standard Hotel Group, Ltd.	4,511,654	145,301
*	Asia Standard International Group, Ltd.	13,222,917	2,211,519
*	Asiasec Properties, Ltd.	1,737,000	355,480
	ASM Pacific Technology, Ltd.	1,206,800	16,347,569
	Associated International Hotels, Ltd.	952,000	1,667,900
	Automated Systems Holdings, Ltd.	340,400	61,529
	Bank of East Asia, Ltd. (The)	233,200	433,063
	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	984,000	256,840
*	Blue River Holdings, Ltd.	4,005,194	198,129
	BOC Aviation, Ltd.	346,800	2,925,703
	BOCOM International Holdings Co., Ltd.	943,000	226,871
	BOE Varitronix, Ltd.	3,807,293	2,932,012
	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,301
	Build King Holdings, Ltd.	440,000	62,817
*	Burwill Holdings, Ltd.	37,300,960	63,895
	Cafe de Coral Holdings, Ltd.	3,090,000	6,351,680
*	Cathay Pacific Airways, Ltd.	1,380,000	1,166,087
*	Century City International Holdings, Ltd.	7,111,460	393,922
#	CGN Mining Co., Ltd.	5,570,000	516,351
	Chen Hsong Holdings	1,296,000	461,721
	Cheuk Nang Holdings, Ltd.	771,714	277,551
	Chevalier International Holdings, Ltd.	820,989	1,070,424
*	China Baoli Technologies Holdings, Ltd.	1,147,500	8,720
*	China Best Group Holding, Ltd.	849,999	24,624
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	468,375
*	China Energy Development Holdings, Ltd.	59,474,000	904,209
	China Motor Bus Co., Ltd.	72,600	1,030,739
*	China Solar Energy Holdings, Ltd.	1,669,500	7,257
# *	China Star Entertainment, Ltd.	11,170,000	1,828,579
# *	China Strategic Holdings, Ltd.	80,821,250	1,186,363
	China Tonghai International Financial, Ltd.	1,300,000	43,653
	Chinese Estates Holdings, Ltd.	3,017,500	1,405,101
	Chinney Investments, Ltd.	1,180,000	283,639
#	Chong Hing Bank, Ltd.	244,000	640,934
	Chow Sang Sang Holdings International, Ltd.	2,417,000	4,182,294
	Chuang’s China Investments, Ltd.	8,811,407	560,243
	Chuang’s Consortium International, Ltd.	7,519,043	1,047,538
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,564,501
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	2,133,652
#	CMBC Capital Holdings, Ltd.	17,640,000	224,920
	CNQC International Holdings, Ltd.	1,225,000	122,778
	CNT Group, Ltd.	7,979,264	412,012
#	Convenience Retail Asia, Ltd.	1,026,000	96,420
	Crystal International Group, Ltd.	183,000	93,942
	CSI Properties, Ltd.	47,866,383	1,601,452
	Dah Sing Banking Group, Ltd.	3,864,316	4,261,984
	Dah Sing Financial Holdings, Ltd.	1,460,144	4,987,890
	Dickson Concepts International, Ltd.	1,620,500	965,439
*	Digital Domain Holdings, Ltd.	2,310,000	17,273
*	Dingyi Group Investment, Ltd.	300,000	3,206
	Dynamic Holdings, Ltd.	104,000	187,422
	Eagle Nice International Holdings, Ltd.	2,188,000	1,444,045
#	EC Healthcare	1,377,097	2,479,530
	EcoGreen International Group, Ltd.	1,994,640	601,297
*	Emperor Capital Group, Ltd.	30,219,000	512,707
	Emperor Entertainment Hotel, Ltd.	4,840,000	704,497

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Emperor International Holdings, Ltd.	10,584,753	$1,545,816
*	Emperor Watch & Jewellery, Ltd.	31,450,000	965,543
*	Energy International Investments Holdings, Ltd.	1,960,000	18,157
*	ENM Holdings, Ltd.	15,560,000	1,282,612
*	Esprit Holdings, Ltd.	15,097,825	1,477,729
*	Eternity Investment, Ltd.	820,000	30,606
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	820,600	1,903,439
	Far East Consortium International, Ltd.	12,266,827	4,629,179
	First Pacific Co., Ltd.	15,728,000	5,369,869
*	First Shanghai Investments, Ltd.	5,568,000	243,860
	Fosun Tourism Group	25,200	40,195
	Fountain SET Holdings, Ltd.	6,192,000	1,123,513
	Four Seas Mercantile Holdings, Ltd.	610,000	214,766
*	Freeman Fintech Corp., Ltd.	13,680,000	29,776
	FSE Services Group, Ltd.	91,000	73,210
	GDH Guangnan Holdings., Ltd.	2,083,600	186,575
*	Genting Hong Kong, Ltd.	5,661,000	430,359
	Get Nice Financial Group, Ltd.	2,438,600	273,230
	Giordano International, Ltd.	8,494,000	1,848,459
	Glorious Sun Enterprises, Ltd.	3,932,000	395,365
*	Gold Peak Industries Holdings, Ltd.	3,029,642	269,579
	Golden Resources Development International, Ltd.	4,082,500	288,997
	Goldin Financial Holdings, Ltd.	9,580,000	0
*	Good Resources Holdings, Ltd.	6,860,000	28,185
*	Goodbaby International Holdings, Ltd.	6,163,000	1,419,828
*	GR Properties, Ltd.	138,000	17,069
#	Great Eagle Holdings, Ltd.	1,089,446	3,699,839
# *	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,007
*	Greentech Technology International, Ltd.	9,830,000	129,016
	Guoco Group, Ltd.	2,000	23,021
	Guotai Junan International Holdings, Ltd.	31,339,797	5,002,012
#	Haitong International Securities Group, Ltd.	21,115,400	5,815,140
	Hang Lung Group, Ltd.	2,663,000	6,792,567
	Hanison Construction Holdings, Ltd.	2,713,649	437,183
*	Hans Energy Co., Ltd.	660,000	33,639
#	Harbour Centre Development, Ltd.	935,500	1,023,739
*	HK Asia Holdings, Ltd.	36,000	19,160
	HKBN, Ltd.	3,809,500	4,609,831
	HKR International, Ltd.	7,106,169	3,373,344
	Hon Kwok Land Investment Co., Ltd.	388,800	190,090
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	759,059
*	Hong Kong Television Network, Ltd.	331,000	416,309
*	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,838,650
	Hongkong Chinese, Ltd.	5,038,000	434,232
	Honma Golf, Ltd.	1,060,000	643,529
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,546
*	Huafa Property Services Group Co., Ltd.	460,000	12,204
	Hung Hing Printing Group, Ltd.	2,972,000	471,028
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,664,000	2,495,375
*	Hypebeast, Ltd.	2,635,000	389,004
	Hysan Development Co., Ltd.	2,302,000	9,172,821
# *	I-CABLE Communications, Ltd.	4,080,000	48,777
	IGG, Inc.	9,004,000	11,895,943
*	Imagi International Holdings, Ltd.	2,220,984	331,594
	International Housewares Retail Co., Ltd.	2,042,000	833,559
	IPE Group, Ltd.	3,345,000	297,195
*	IRC, Ltd.	37,862,266	1,314,614
#	ITC Properties Group, Ltd.	6,237,292	795,463

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp., Ltd.	3,616,000	$339,964
*	JBM Healthcare, Ltd.	452,000	86,589
	Johnson Electric Holdings, Ltd.	2,863,992	7,379,655
	K Wah International Holdings, Ltd.	1,588,000	770,846
*	Kader Holdings Co., Ltd.	378,000	19,653
*	Kam Hing International Holdings, Ltd.	144,000	7,406
	Karrie International Holdings, Ltd.	2,620,000	586,493
# *	Keck Seng Investments Hong Kong, Ltd.	912,600	457,301
	Kerry Logistics Network, Ltd.	4,063,500	12,328,789
	Kerry Properties, Ltd.	2,021,000	6,664,237
	Kingmaker Footwear Holdings, Ltd.	1,878,955	215,265
	Kowloon Development Co., Ltd.	3,118,000	3,681,225
*	Kwoon Chung Bus Holdings, Ltd.	44,000	13,576
*	Lai Sun Development Co., Ltd.	1,919,896	1,536,106
*	Lai Sun Garment International, Ltd.	665,530	434,647
	Lam Soon Hong Kong, Ltd.	325,310	628,572
*	Landing International Development, Ltd.	6,932,800	223,125
	Landsea Green Properties Co., Ltd.	3,016,000	255,846
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	499,432
*	Lifestyle International Holdings, Ltd.	3,713,000	2,847,276
	Lippo China Resources, Ltd.	17,982,000	291,200
	Lippo, Ltd.	1,161,700	350,985
	Liu Chong Hing Investment, Ltd.	1,531,200	1,643,515
	L’Occitane International SA	2,278,500	8,344,223
	Luk Fook Holdings International, Ltd.	3,667,000	12,658,519
	Lung Kee Bermuda Holdings	1,521,875	661,923
*	Magnificent Hotel Investment, Ltd.	13,170,000	196,067
	Man Wah Holdings, Ltd.	2,668,800	6,411,407
*	Mason Group Holdings, Ltd.	111,713,399	416,593
	Master Glory Group, Ltd.	972,981	6,115
	Matrix Holdings, Ltd.	1,067,414	371,120
#	MECOM Power and Construction, Ltd.	2,574,000	1,289,945
	Melbourne Enterprises, Ltd.	39,500	824,642
	Melco International Development, Ltd.	2,503,000	4,590,137
# *	MH Development, Ltd.	3,238,000	90,706
*	Midland Holdings, Ltd.	3,239,987	664,985
	Ming Fai International Holdings, Ltd.	1,728,000	153,705
	Miramar Hotel & Investment	1,144,000	2,256,196
	Modern Dental Group, Ltd.	2,865,000	2,656,480
	NagaCorp., Ltd.	1,270,000	1,224,795
#	Nameson Holdings, Ltd.	7,744,000	667,858
	Nanyang Holdings, Ltd.	133,500	687,782
	National Electronics Hldgs	2,668,600	384,918
*	National United Resources Holdings, Ltd.	18,280,000	62,626
*	Neo-Neon Holdings, Ltd.	2,315,500	143,935
# *	NewOcean Energy Holdings, Ltd.	7,246,000	419,563
#	Nissin Foods Co., Ltd.	1,168,000	893,539
	NWS Holdings, Ltd.	5,148,000	5,476,337
	Oriental Watch Holdings	2,939,120	1,651,256
*	Oshidori International Holdings, Ltd.	20,024,400	1,339,156
	Pacific Andes International Holdings, Ltd.	19,435,067	68,586
*	Pacific Basin Shipping, Ltd.	33,421,000	13,465,043
*	Pacific Century Premium Developments, Ltd.	354,240	33,714
	Pacific Textiles Holdings, Ltd.	8,088,000	4,865,921
	Pak Fah Yeow International, Ltd.	5,000	1,171
*	Paliburg Holdings, Ltd.	3,180,830	865,285
*	Paradise Entertainment, Ltd.	3,672,000	468,418
*	PC Partner Group, Ltd.	1,874,000	1,124,810

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	PCCW, Ltd.	12,711,545	$6,657,485
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	36,000	3,246
	Pentamaster International, Ltd.	1,164,000	172,203
	Perfect Shape Medical, Ltd.	3,380,000	4,080,534
	Pico Far East Holdings, Ltd.	5,214,000	913,281
*	Planetree International Development, Ltd.	76,000	6,066
	Playmates Holdings, Ltd.	7,082,000	820,258
	Plover Bay Technologies, Ltd.	2,160,000	475,179
	Pokfulam Development Co., Ltd.	72,000	109,668
*	PT International Development Co., Ltd.	8,347,150	387,228
	Public Financial Holdings, Ltd.	2,880,000	941,138
	PYXIS Group, Ltd.	1,936,000	0
*	Regal Hotels International Holdings, Ltd.	2,953,800	1,586,087
	Regina Miracle International Holdings, Ltd.	1,983,000	726,120
*	Renco Holdings Group, Ltd.	103,000	2,526
# *	Sa Sa International Holdings, Ltd.	5,060,960	1,446,634
	Safety Godown Co., Ltd.	1,200,000	590,091
	SAS Dragon Holdings, Ltd.	2,182,000	910,686
	SEA Holdings, Ltd.	1,657,523	1,540,151
*	Shangri-La Asia, Ltd.	3,116,000	3,050,087
#	Shenwan Hongyuan HK, Ltd.	3,586,250	466,062
*	Shun Ho Property Investments, Ltd.	1,254,757	204,388
*	Shun Tak Holdings, Ltd.	11,755,419	3,781,198
*	Sincere Watch Hong Kong, Ltd.	2,900,000	21,307
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	238,543
#	Singamas Container Holdings, Ltd.	9,100,000	1,031,387
	SITC International Holdings Co., Ltd.	4,784,000	19,992,059
*	SJM Holdings, Ltd.	367,000	400,607
	SmarTone Telecommunications Holdings, Ltd.	2,140,981	1,269,029
*	Solomon Systech International, Ltd.	10,960,000	1,535,430
	Soundwill Holdings, Ltd.	600,500	673,809
*	South China Holdings Co., Ltd.	17,774,503	249,310
	Stella International Holdings, Ltd.	2,697,500	4,170,903
# *	Summit Ascent Holdings, Ltd.	7,556,000	661,511
	Sun Hung Kai & Co., Ltd.	5,241,429	2,812,502
	SUNeVision Holdings, Ltd.	2,552,000	2,615,728
	TAI Cheung Holdings, Ltd.	2,345,000	1,496,832
	Tai Sang Land Development, Ltd.	798,910	449,300
#	Tan Chong International, Ltd.	1,176,000	312,661
#	Tao Heung Holdings, Ltd.	1,396,000	183,364
*	Television Broadcasts, Ltd.	2,042,200	1,945,043
*	Termbray Industries International Holdings, Ltd.	1,310,900	50,535
	Texhong Textile Group, Ltd.	110,500	178,568
	Texwinca Holdings, Ltd.	4,370,000	967,889
*	Theme International Holdings, Ltd.	5,990,000	1,126,963
	Tian Teck Land, Ltd.	1,024,000	675,523
*	Town Health International Medical Group, Ltd.	3,656,115	228,536
	Tradelink Electronic Commerce, Ltd.	6,206,000	942,561
	Transport International Holdings, Ltd.	1,590,602	3,107,099
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,452,849
*	Universal Technologies Holdings, Ltd.	1,730,000	67,650
	Untrade Convoy	38,622,000	155,696
	Untrade CW Group Holdings	1,361,500	7,593
*	Up Energy Development Group, Ltd.	3,929,000	12,246
	Value Partners Group, Ltd.	5,740,000	3,660,523
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,114
	Vedan International Holdings, Ltd.	3,576,000	363,959

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Vitasoy International Holdings, Ltd.	2,731,000	$10,138,866
#	VPower Group International Holdings, Ltd.	1,815,000	408,940
	VSTECS Holdings, Ltd.	6,485,600	5,235,274
	VTech Holdings, Ltd.	1,410,600	14,844,501
	Wai Kee Holdings, Ltd.	6,870,738	3,677,778
	Wang On Group, Ltd.	41,740,000	359,867
*	Wealthking Investments, Ltd.	8,104,000	794,492
	Wing On Co. International, Ltd.	759,000	1,740,008
#	Wing Tai Properties, Ltd.	2,187,331	1,311,513
*	YGM Trading, Ltd.	147,000	38,766
*	YT Realty Group, Ltd.	1,968,124	378,284
	YTO Express Holdings, Ltd.	424,000	235,258
*	Yue Yuen Industrial Holdings, Ltd.	2,179,500	5,372,482
# *	Yunfeng Financial Group, Ltd.	612,000	230,859
#	Zensun Enterprises, Ltd.	4,870,000	407,793
*	Zhaobangji Properties Holdings, Ltd.	856,000	68,384
TOTAL HONG KONG			423,731,032

NEW ZEALAND — (6.6%)
*	AFT Pharmaceuticals, Ltd.	3,642	11,785
*	Air New Zealand, Ltd.	275,554	298,536
	Arvida Group, Ltd.	824,120	1,175,070
#	Briscoe Group, Ltd.	23,531	94,432
	Chorus, Ltd.	2,919,774	13,060,282
	Colonial Motor Co., Ltd. (The)	144,588	930,140
# *	Comvita, Ltd.	44,950	108,335
	Delegat Group, Ltd.	3,404	35,689
# *	Eroad, Ltd.	24,092	105,241
	Fletcher Building, Ltd.	29,973	157,516
	Freightways, Ltd.	982,045	8,649,584
	Genesis Energy, Ltd.	1,433,699	3,406,750
# *	Gentrack Group, Ltd.	71,302	102,617
#	Hallenstein Glasson Holdings, Ltd.	323,309	1,682,996
	Heartland Group Holdings, Ltd.	2,062,108	2,982,151
	Infratil, Ltd.	3,887,656	20,922,460
#	Investore Property, Ltd.	551,549	779,285
	Kathmandu Holdings, Ltd.	2,598,560	2,924,970
	Mainfreight, Ltd.	219,747	11,815,071
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	648,738
	Napier Port Holdings, Ltd.	4,374	10,394
# *	NEW Zealand King Salmon Investments, Ltd.	63,420	64,694
# *	New Zealand Refining Co., Ltd. (The)	931,091	436,083
# *	NZME, Ltd.	945,851	496,938
#	NZX, Ltd.	1,454,115	2,033,195
	Oceania Healthcare, Ltd.	972,807	1,012,535
# *	Pacific Edge, Ltd.	690,799	593,754
	PGG Wrightson, Ltd.	120,785	287,269
*	Plexure Group, Ltd.	27,580	13,314
*	Pushpay Holdings, Ltd.	2,872,279	3,613,890
*	Rakon, Ltd.	27,853	17,913
*	Restaurant Brands New Zealand, Ltd.	170,033	1,705,245
	Richina Pacific, Ltd.	274,180	0
# *	Sanford, Ltd.	379,656	1,354,374
#	Scales Corp., Ltd.	450,929	1,509,897
	Scott Technology, Ltd.	47,901	82,611
*	Serko, Ltd.	93,498	489,896
	Skellerup Holdings, Ltd.	806,301	2,816,839
*	SKY Network Television, Ltd.	3,023,115	367,668
*	SKYCITY Entertainment Group, Ltd.	4,978,126	12,215,945

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Steel & Tube Holdings, Ltd.	575,667	$458,399
	Summerset Group Holdings, Ltd.	1,218,186	11,417,030
# *	Synlait Milk, Ltd.	449,820	1,143,915
# *	Tourism Holdings, Ltd.	712,961	1,259,942
*	TOWER, Ltd.	2,372,100	1,227,185
#	Trustpower, Ltd.	244,031	1,379,947
	Turners Automotive Group, Ltd.	81,305	256,362
*	Vista Group International, Ltd.	458,004	765,092
	Warehouse Group, Ltd. (The)	360,516	874,885
	Z Energy, Ltd.	1,773,810	3,397,273
TOTAL NEW ZEALAND			121,194,132

SINGAPORE — (11.3%)
*	Abterra, Ltd.	230,320	1,250
	Accordia Golf Trust	5,267,200	83,432
#	AEM Holdings, Ltd.	798,900	2,279,822
#	Amara Holdings, Ltd.	974,800	282,096
	Ascendas India Trust	5,731,200	5,929,821
#	Avarga, Ltd.	2,722,000	618,803
# *	Banyan Tree Holdings, Ltd.	783,400	198,194
# *	Best World International, Ltd.	2,911,550	547,364
	Bonvests Holdings, Ltd.	950,000	665,851
	Boustead Singapore, Ltd.	2,240,682	1,949,608
	Bukit Sembawang Estates, Ltd.	1,236,103	4,815,292
	Bund Center Investment, Ltd.	659,825	264,842
# *	Centurion Corp., Ltd.	1,405,100	350,321
#	China Aviation Oil Singapore Corp., Ltd.	2,707,799	2,077,277
	China Sunsine Chemical Holdings, Ltd.	3,788,500	1,452,812
#	Chip Eng Seng Corp., Ltd.	3,822,300	1,265,287
#	Chuan Hup Holdings, Ltd.	3,937,600	649,814
	Civmec, Ltd.	162,700	78,840
#	ComfortDelGro Corp., Ltd.	10,328,200	12,621,779
# *	COSCO Shipping International Singapore Co., Ltd.	7,065,000	1,552,109
# *	Creative Technology, Ltd.	321,100	643,609
	CSE Global, Ltd.	2,656,600	1,049,168
#	Del Monte Pacific, Ltd.	2,230,164	639,367
#	Delfi, Ltd.	979,700	682,054
	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	9,845,878	59,308
# *	Ezra Holdings, Ltd.	8,161,986	12,504
	Far East Orchard, Ltd.	1,249,303	1,014,578
#	First Resources, Ltd.	5,565,500	5,556,084
#	First Sponsor Group, Ltd.	484,728	505,322
#	Food Empire Holdings, Ltd.	1,473,700	970,821
# *	Fragrance Group, Ltd.	6,077,000	538,475
	Fraser and Neave, Ltd.	252,400	276,336
	Frencken Group, Ltd.	2,124,300	2,960,222
#	Fu Yu Corp., Ltd.	3,824,600	882,351
*	Gallant Venture, Ltd.	5,386,600	520,730
#	Geo Energy Resources, Ltd.	3,837,000	629,794
#	GK Goh Holdings, Ltd.	1,484,065	1,086,856
	Golden Agri-Resources, Ltd.	38,086,600	6,527,375
*	Golden Energy & Resources, Ltd.	603,700	130,366
*	GP Industries, Ltd.	691,109	292,977
#	GuocoLand, Ltd.	1,929,214	2,297,535
# *	Halcyon Agri Corp., Ltd.	1,635,533	304,093
#	Hanwell Holdings, Ltd.	1,732,819	548,478
	Haw Par Corp., Ltd.	385,000	3,925,480
#	Hiap Hoe, Ltd.	498,000	243,014

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Ho Bee Land, Ltd.	1,645,300	$3,529,223
#	Hong Fok Corp., Ltd.	3,514,494	2,171,145
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	1,899,700	1,337,434
#	Hong Leong Finance, Ltd.	1,002,000	1,818,642
	Hotel Grand Central, Ltd.	1,599,783	1,250,876
	Hour Glass, Ltd. (The)	1,879,432	2,213,442
	HRnetgroup, Ltd.	130,100	66,855
	Hutchison Port Holdings Trust	25,256,400	5,695,596
	Hwa Hong Corp., Ltd.	2,123,500	458,090
# *	Hyflux, Ltd.	3,707,700	458,258
#	iFAST Corp., Ltd.	908,200	5,514,129
*	Indofood Agri Resources, Ltd.	3,097,300	784,886
#	ISDN Holdings, Ltd.	374,200	203,678
#	Japfa, Ltd.	3,082,010	1,893,012
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	8,034,903
#	Koufu Group, Ltd.	193,700	94,429
	KSH Holdings, Ltd.	1,278,300	352,304
*	Lian Beng Group, Ltd.	2,850,600	1,051,105
#	Low Keng Huat Singapore, Ltd.	949,800	338,370
# *	Mandarin Oriental International, Ltd.	1,497,700	3,001,127
#	Metro Holdings, Ltd.	3,045,192	1,804,601
	Mewah International, Inc.	89,000	30,267
#	Micro-Mechanics Holdings, Ltd.	84,500	196,145
# *	Midas Holdings, Ltd.	8,576,553	229,610
# *	mm2 Asia, Ltd.	7,042,000	354,786
	NetLink NBN Trust	4,453,100	3,147,865
#	NSL, Ltd.	409,900	245,743
# *	Oceanus Group, Ltd.	8,888,300	251,770
	OUE, Ltd.	2,181,000	2,159,467
#	Oxley Holdings, Ltd.	7,936,163	1,391,912
	Pan-United Corp., Ltd.	2,435,750	562,335
#	Q&M Dental Group Singapore, Ltd.	1,782,200	1,054,252
#	QAF, Ltd.	1,625,480	1,179,662
*	Raffles Education Corp., Ltd.	3,778,723	480,513
	Raffles Medical Group, Ltd.	7,832,632	6,879,634
*	Razer, Inc.	5,159,000	1,402,244
#	Riverstone Holdings, Ltd.	2,862,600	2,621,856
# *	Roxy-Pacific Holdings, Ltd.	505,740	133,289
*	SATS, Ltd.	981,600	2,874,959
#	SBS Transit, Ltd.	848,600	1,906,806
	Sembcorp Industries, Ltd.	6,697,200	10,682,455
# *	Sembcorp Marine, Ltd.	44,540,812	3,989,296
#	Sheng Siong Group, Ltd.	4,991,600	5,866,505
	SHS Holdings, Ltd.	2,175,300	252,323
#	SIA Engineering Co., Ltd.	1,827,900	2,930,285
#	SIIC Environment Holdings, Ltd.	5,890,920	898,949
#	Sinarmas Land, Ltd.	7,118,700	1,487,023
	Sing Holdings, Ltd.	1,579,500	447,070
	Sing Investments & Finance, Ltd.	350,675	375,531
#	Singapore Post, Ltd.	11,774,900	6,267,028
#	Singapore Press Holdings, Ltd.	7,633,400	9,730,289
	Singapore Shipping Corp., Ltd.	1,640,700	322,947
#	Stamford Land Corp., Ltd.	3,297,700	1,324,961
	StarHub, Ltd.	5,788,500	5,257,406
	Straco Corp., Ltd.	130,000	53,317
	Straits Trading Co., Ltd.	86,300	184,465

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
	SINGAPORE — (Continued)
# *	Swiber Holdings, Ltd.	2,895,250	$43,923
#	Tuan Sing Holdings, Ltd.	5,361,083	1,998,344
	UMS Holdings, Ltd.	2,839,175	3,219,268
	United Industrial Corp., Ltd.	141,069	286,362
	United Overseas Insurance, Ltd.	181,850	957,983
	UOB-Kay Hian Holdings, Ltd.	2,452,562	2,847,491
#	Valuetronics Holdings, Ltd.	2,915,550	1,313,825
#	Vicom, Ltd.	568,400	866,697
#	Wee Hur Holdings, Ltd.	2,769,000	433,061
#	Wing Tai Holdings, Ltd.	4,052,667	5,432,485
#	Yeo Hiap Seng, Ltd.	228,759	158,181
	TOTAL SINGAPORE		206,784,201

	UNITED STATES — (0.4%)
	Clean Seas Seafood Ltd.	16,006	6,302
	G Resourses New	2,893,810	1,170,300
	New Energy Solar Ltd.	201,504	125,428
*	Samsonite International SA	3,066,900	6,271,292
	Warrego Energy Ltd.	10,410	1,757
	TOTAL UNITED STATES		7,575,079

	TOTAL COMMON STOCKS		1,785,786,231

	PREFERRED STOCKS — (0.0%)

	AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	76,675

	RIGHTS/WARRANTS — (0.0%)

	AUSTRALIA — (0.0%)
*	Costa Group Holdings Ltd.	375,405	81,645

	HONG KONG — (0.0%)
*	China Best Group Holding Ltd.	424,999	1,314
*	Lai Sun Garment (International) Ltd.	332,765	120,860
	TOTAL HONG KONG		122,174

	SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 03/21/29	74,981	16,589
	TOTAL SINGAPORE		16,589

	TOTAL RIGHTS/WARRANTS		220,408

	TOTAL INVESTMENT SECURITIES (Cost $1,507,495,382)		1,786,083,314

			Value†
	SECURITIES LENDING COLLATERAL — (2.8%)
@ §	The DFA Short Term Investment Fund	4,397,520	50,879,302
	TOTAL INVESTMENTS — (100.0%) (Cost $1,558,370,395)		$1,836,962,616
SA	Special Assessment
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.

The Asia Pacific Small Company Series

CONTINUED

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$99,930	$1,025,660,478	—	$1,025,760,408
China	—	741,379	—	741,379
Hong Kong	2,512,257	421,218,775	—	423,731,032
New Zealand	—	121,194,132	—	121,194,132
Singapore	—	206,784,201	—	206,784,201
United States	1,178,359	6,396,720	—	7,575,079
Preferred Stocks
Australia	76,675	—	—	76,675
Rights/Warrants
Australia	—	81,645	—	81,645
Hong Kong	—	122,174	—	122,174
Singapore	—	16,589	—	16,589
Securities Lending Collateral	—	50,879,302	—	50,879,302
TOTAL	$3,867,221	$1,833,095,395	—	$1,836,962,616

See accompanying Notes to Financial Statements.

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.3%)
*	4imprint Group P.L.C.	155,848	$5,766,229
	Airtel Africa P.L.C.	484,400	517,286
*	Ascential P.L.C.	842,174	4,840,817
	Bloomsbury Publishing P.L.C.	281,100	1,355,893
	Centaur Media P.L.C.	254,249	144,285
# *	Cineworld Group P.L.C.	4,430,942	4,753,749
	Daily Mail & General Trust P.L.C., Class A	950,435	12,692,272
	Euromoney Institutional Investor P.L.C.	685,458	9,670,681
*	Frontier Developments P.L.C.	36,745	1,176,169
	Future P.L.C.	149,013	6,460,967
	Gamma Communications P.L.C.	80,877	2,230,449
*	Helios Towers P.L.C.	129,262	291,347
# *	Hyve Group P.L.C.	1,468,503	2,683,772
*	Kin & Carta P.L.C.	615,086	2,244,836
*	Next Fifteen Communications Group P.L.C.	42,587	571,667
	Reach P.L.C.	2,322,326	8,819,531
	STV Group P.L.C.	4,918	23,152
TOTAL COMMUNICATION SERVICES			64,243,102

CONSUMER DISCRETIONARY — (20.3%)
	888 Holdings P.L.C.	1,951,306	10,370,794
*	AO World P.L.C.	169,217	593,837
*	Aston Martin Lagonda Global Holdings P.L.C.	37,511	975,430
	Bellway P.L.C.	467,558	20,947,167
*	Card Factory P.L.C.	877,458	761,699
	Coats Group P.L.C.	2,367,066	2,230,682
*	Countryside Properties P.L.C.	2,837,079	18,602,918
*	Crest Nicholson Holdings P.L.C.	1,778,594	10,334,076
#	Debenhams P.L.C.	6,862,458	0
# *	DFS Furniture P.L.C.	1,198,963	4,647,535
# *	Dignity P.L.C.	211,780	2,522,452
*	Dixons Carphone P.L.C.	4,817,884	8,681,580
	Domino’s Pizza Group P.L.C.	3,262,553	17,551,753
	Dunelm Group P.L.C.	634,882	12,488,647
*	Frasers Group P.L.C.	1,481,022	12,349,154
*	Fuller Smith & Turner P.L.C., Class A	146,090	1,719,609
	Games Workshop Group P.L.C.	170,791	26,934,249
	Gamesys Group P.L.C.	420,215	10,718,126
*	Greggs P.L.C.	617,131	22,213,558
*	Gym Group P.L.C. (The)	834,039	3,245,980
*	Halfords Group P.L.C.	1,219,671	7,276,397
	Headlam Group P.L.C.	485,551	2,950,025
	Henry Boot P.L.C.	524,183	1,870,537
*	Hollywood Bowl Group P.L.C.	254,974	846,777
# *	Hostelworld Group P.L.C.	163,985	247,455
	Inchcape P.L.C.	2,476,466	26,355,875
*	J D Wetherspoon P.L.C.	502,787	8,193,961
*	Joules Group P.L.C.	3,586	14,147
*	Lookers P.L.C.	1,317,719	1,291,833
*	Marks & Spencer Group P.L.C.	6,763,668	13,717,631
*	Marston’s P.L.C.	4,362,110	5,313,019
*	Mitchells & Butlers P.L.C.	2,125,468	8,192,749
	MJ Gleeson P.L.C.	232,282	2,873,682

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Moneysupermarket.com Group P.L.C.	3,293,217	$11,691,239
*	Motorpoint group P.L.C.	51,520	256,832
# *	N Brown Group P.L.C.	948,958	750,416
*	On the Beach Group P.L.C.	765,572	3,391,937
*	Pendragon P.L.C.	3,945,379	1,009,866
	Pets at Home Group P.L.C.	3,140,708	19,852,790
*	Photo-Me International P.L.C.	1,417,580	1,396,712
*	Playtech P.L.C.	1,921,379	11,312,359
*	PPHE Hotel Group, Ltd.	14,433	340,438
*	Rank Group P.L.C.	1,015,746	2,359,584
	Redrow P.L.C.	1,563,824	13,265,541
*	Restaurant Group P.L.C. (The)	800,208	1,419,628
*	Smiths News P.L.C.	23,379	14,426
*	Sportech P.L.C.	408,363	165,012
*	SSP Group P.L.C.	3,741,447	13,805,579
*	Studio Retail Group P.L.C.	217,010	863,447
*	Superdry P.L.C.	324,195	1,927,925
*	Ted Baker P.L.C.	132,072	264,731
*	TEN Entertainment Group P.L.C.	5,930	19,345
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	146,345	623,473
*	Topps Tiles P.L.C.	785,944	775,211
# *	TUI AG	185,770	950,901
*	Vertu Motors P.L.C.	845,742	540,980
	Vistry Group P.L.C.	909,524	14,807,784
	Vitec Group P.L.C. (The)	208,551	4,040,476
	Vivo Energy P.L.C.	327,540	437,541
*	Watches of Switzerland Group P.L.C.	47,371	547,767
*	WH Smith P.L.C.	584,365	13,020,676
*	Wickes Group P.L.C.	1,449,665	4,933,091
*	Young & Co’s Brewery P.L.C., Class A	2,075	46,797
TOTAL CONSUMER DISCRETIONARY			391,865,838

CONSUMER STAPLES — (6.7%)
*	A.G. Barr P.L.C.	717,784	5,145,406
	Anglo-Eastern Plantations P.L.C.	122,466	1,033,096
	Bakkavor Group P.L.C.	110,157	197,279
	Britvic P.L.C.	1,587,277	20,605,166
*	C&C Group P.L.C.	743,157	2,501,084
	Carr’s Group P.L.C.	349,511	687,792
	Cranswick P.L.C.	369,967	20,353,869
	Devro P.L.C.	1,124,210	2,995,635
	Fevertree Drinks P.L.C.	610,917	21,742,423
*	Greencore Group P.L.C.	3,515,474	6,111,674
	Hilton Food Group P.L.C.	281,904	4,268,028
	McBride P.L.C.	864,018	1,087,156
*	Naked Wines P.L.C.	194,763	2,172,960
	Nichols P.L.C.	2,884	57,123
*	Premier Foods P.L.C.	4,230,713	6,420,403
	PZ Cussons P.L.C.	1,705,648	5,781,617
	Stock Spirits Group P.L.C.	1,165,567	4,218,305
	Tate & Lyle P.L.C.	2,307,149	23,597,270
TOTAL CONSUMER STAPLES			128,976,286

ENERGY — (1.9%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,285,747	6,636,868
	Diversified Gas & Oil P.L.C.	909,789	1,325,312

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	EnQuest P.L.C.	9,505,888	$2,736,462
	Genel Energy P.L.C.	814,940	1,737,124
*	Gulf Keystone Petroleum, Ltd.	1,352,661	3,456,299
*	Harbour Energy P.L.C.	88,450	463,245
	Hunting P.L.C.	926,978	2,835,693
*	John Wood Group P.L.C.	3,617,223	11,020,003
*	Lamprell P.L.C.	1,293,820	895,230
*	Petrofac, Ltd.	894,675	1,364,995
*	Pharos Energy P.L.C.	1,027,575	364,242
*	Rockhopper Exploration P.L.C.	217,956	28,610
	Serica Energy P.L.C.	127,261	244,414
*	Tullow Oil P.L.C.	4,770,330	3,929,505
TOTAL ENERGY			37,038,002

FINANCIALS — (15.2%)
	AJ Bell P.L.C.	139,599	838,396
*	Allied Minds P.L.C.	211,640	60,730
*	Arrow Global Group P.L.C.	940,076	3,973,828
#	Ashmore Group P.L.C.	2,198,937	11,719,483
*	Bank of Georgia Group P.L.C.	268,284	4,991,222
*	Beazley P.L.C.	3,078,734	14,172,541
	Brewin Dolphin Holdings P.L.C.	2,079,401	10,000,900
	Brooks Macdonald Group P.L.C.	628	19,867
	Burford Capital, Ltd.	726,147	7,479,968
	Charles Stanley Group P.L.C.	124,654	586,846
	Chesnara P.L.C.	860,234	3,155,379
	Close Brothers Group P.L.C.	963,064	20,183,512
	CMC Markets P.L.C.	852,126	5,409,917
	Direct Line Insurance Group P.L.C.	505,701	1,994,591
*	Funding Circle Holdings P.L.C.	104,248	217,724
*	Georgia Capital P.L.C.	56,811	565,124
*	Hiscox, Ltd.	1,295,661	14,923,738
	IG Group Holdings P.L.C.	2,317,134	27,152,889
	Impax Asset Management Group P.L.C.	29,614	458,769
	IntegraFin Holdings P.L.C.	157,157	1,121,189
*	International Personal Finance P.L.C.	828,317	1,529,629
	Investec P.L.C.	1,043,033	4,166,385
	IP Group P.L.C.	4,129,550	6,656,844
	JTC P.L.C.	39,154	332,926
	Jupiter Fund Management P.L.C.	2,953,396	11,526,194
*	Just Group P.L.C.	6,599,576	8,512,170
	Lancashire Holdings, Ltd.	1,441,234	12,227,304
	Liontrust Asset Management P.L.C.	4,281	111,509
	Man Group P.L.C.	9,432,150	23,462,145
	Morses Club P.L.C.	15,836	19,520
	Mortgage Advice Bureau Holdings, Ltd.	2,530	41,354
	Ninety One P.L.C.	281,226	856,155
	Numis Corp. P.L.C.	290,287	1,425,953
	OSB Group P.L.C.	806,975	5,183,334
	Paragon Banking Group P.L.C.	1,931,703	13,626,903
	Plus500, Ltd.	484,856	8,962,359
	Polar Capital Holdings P.L.C.	151,370	1,741,495
*	Provident Financial P.L.C.	1,196,720	3,842,077
	Quilter P.L.C.	10,450,012	21,503,238
	Rathbone Brothers P.L.C.	328,332	8,233,359
	Record P.L.C.	18,948	25,161
	River & Mercantile Group P.L.C.	10,512	31,255
	S&U P.L.C.	24,787	914,091
	Sabre Insurance Group P.L.C.	135,585	478,801

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Saga P.L.C.	506,075	$2,789,694
	Sanne Group P.L.C.	52,058	599,409
*	TBC Bank Group P.L.C.	32,020	514,194
	TP ICAP Group P.L.C.	4,448,796	12,035,508
*	Virgin Money UK P.L.C.	4,271,745	11,749,663
	Waterloo Investment Holdings, Ltd	4,000	0
TOTAL FINANCIALS			292,125,242

HEALTH CARE — (3.7%)
	Advanced Medical Solutions Group P.L.C.	160,697	632,616
	Alliance Pharma P.L.C.	1,705,903	2,341,211
	CareTech Holdings P.L.C.	278,844	2,341,272
# *	Circassia Group P.L.C.	202,629	83,553
	Clinigen Group P.L.C.	287,102	2,459,387
*	CVS Group P.L.C.	377,284	12,641,660
	EKF Diagnostics Holdings P.L.C.	79,384	82,411
	EMIS Group P.L.C.	288,930	4,596,840
	Genus P.L.C.	10,261	704,696
*	Indivior P.L.C.	1,885,823	4,035,003
	Integrated Diagnostics Holdings P.L.C.	1,249,693	1,487,085
*	Mediclinic International P.L.C.	2,432,408	10,006,215
*	PureTech Health P.L.C.	113,483	534,639
*	Spire Healthcare Group P.L.C.	1,762,723	6,003,025
	UDG Healthcare P.L.C.	1,122,074	16,604,888
*	Vectura Group P.L.C.	3,891,670	7,349,351
TOTAL HEALTH CARE			71,903,852

INDUSTRIALS — (27.8%)
	Aggreko P.L.C.	945,009	11,278,619
	Air Partner P.L.C.	253,425	284,806
	Avon Rubber P.L.C.	173,110	6,280,027
*	Babcock International Group P.L.C.	2,817,941	11,310,121
*	Balfour Beatty P.L.C.	3,579,056	15,212,621
	Begbies Traynor Group P.L.C.	44,955	84,601
*	Biffa P.L.C.	1,196,429	5,380,982
	Bodycote P.L.C.	1,243,323	14,566,616
*	Braemar Shipping Services P.L.C.	91,109	381,896
	Chemring Group P.L.C.	1,761,650	7,019,300
	Clarkson P.L.C.	178,699	7,895,214
	Clipper Logistics P.L.C.	198,686	2,213,443
*	Costain Group P.L.C.	237,261	190,306
*	De La Rue P.L.C.	449,522	1,158,879
# *	Dialight P.L.C.	89,929	403,335
	Diploma P.L.C.	650,354	26,162,593
	DiscoverIE Group P.L.C.	498,854	6,534,782
	Electrocomponents P.L.C.	920,669	13,116,859
# *	Esken, Ltd.	1,517,493	546,163
*	Firstgroup P.L.C.	7,110,462	8,063,649
	Galliford Try Holdings P.L.C.	489,921	951,187
*	Go-Ahead Group P.L.C. (The)	278,069	4,303,872
	Goodwin P.L.C.	383	15,402
	Grafton Group P.L.C.	1,582,491	25,150,545
*	Hays P.L.C.	8,412,540	18,474,948
	IMI P.L.C.	1,316,338	31,328,332
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,054,545
	James Halstead P.L.C.	8,111	58,416

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	JET2 P.L.C.	451,257	$7,388,848
	John Laing Group P.L.C.	2,139,777	11,844,177
*	John Menzies P.L.C.	380,804	1,644,529
*	Johnson Service Group P.L.C.	198,324	480,732
	Keller Group P.L.C.	416,793	4,610,935
# *	Kier Group P.L.C.	1,449,991	2,633,313
	Luceco P.L.C.	249,615	1,434,951
*	Mears Group P.L.C.	670,193	1,724,746
*	Meggitt P.L.C.	2,488,566	15,896,964
*	Mitie Group P.L.C.	6,831,237	6,432,046
	Morgan Advanced Materials P.L.C.	1,809,919	8,845,406
	Morgan Sindall Group P.L.C.	228,007	6,814,084
*	National Express Group P.L.C.	2,888,493	10,656,573
*	Norcros P.L.C.	134,719	613,290
*	Pagegroup P.L.C.	1,960,650	15,181,344
	Polypipe Group P.L.C.	1,390,282	11,799,620
	Porvair P.L.C.	18,060	145,830
	QinetiQ Group P.L.C.	3,409,929	16,230,904
	Redde Northgate P.L.C.	1,397,888	7,721,437
	Renew Holdings P.L.C.	27,213	254,233
*	Renewi P.L.C.	5,097,968	3,881,995
	Ricardo P.L.C.	291,046	1,649,296
	Robert Walters P.L.C.	392,744	3,842,945
	Rotork P.L.C.	5,397,898	25,458,616
*	Royal Mail P.L.C.	3,874,121	30,976,848
*	RPS Group P.L.C.	940,773	1,398,946
	RWS Holdings P.L.C.	641,629	5,003,697
*	Senior P.L.C.	2,283,856	4,782,456
	Serco Group P.L.C.	1,035,024	1,943,215
	Severfield P.L.C.	1,090,941	1,209,445
*	SIG P.L.C.	4,388,044	3,202,631
	Smart Metering Systems P.L.C.	424,453	5,104,236
*	Speedy Hire P.L.C.	3,123,066	3,111,194
*	Stagecoach Group P.L.C.	2,389,974	2,716,106
	SThree P.L.C.	766,760	4,900,663
	T Clarke P.L.C.	64,142	116,370
*	Travis Perkins P.L.C.	1,165,701	27,274,255
*	Trifast P.L.C.	524,611	1,025,467
	Tyman P.L.C.	935,887	5,822,907
	Ultra Electronics Holdings P.L.C.	566,936	17,969,121
	Vesuvius P.L.C.	1,475,494	10,801,361
	Volex P.L.C.	341,719	1,761,559
	Volution Group P.L.C.	383,473	2,223,410
	Vp P.L.C.	153,784	1,953,317
	Wilmington P.L.C.	334,384	982,072
	Wincanton P.L.C.	645,544	3,926,558
	XP Power, Ltd.	101,307	7,820,551
TOTAL INDUSTRIALS			535,635,258

INFORMATION TECHNOLOGY — (7.6%)
*	Bytes Technology Group PLC	22,700	145,427
*	Capita P.L.C.	8,011,888	4,140,019
	Computacenter P.L.C.	513,813	18,311,870
	dotdigital group P.L.C.	217,850	697,029
*	Equiniti Group P.L.C.	2,329,628	5,789,941
	FDM Group Holdings P.L.C.	397,870	5,617,088
*	First Derivatives P.L.C.	17,742	557,774
	GB Group P.L.C.	34,311	391,535
*	Gooch & Housego P.L.C.	1,817	34,408

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	IDOX P.L.C.	140,149	$120,903
	iomart Group P.L.C.	194,653	721,374
# *	IQE P.L.C.	1,123,713	741,699
	Kainos Group P.L.C.	413,520	8,438,196
*	Keywords Studios PLC	19,714	680,308
	Learning Technologies Group P.L.C.	314,360	817,098
	Micro Focus International P.L.C.	902,876	6,836,284
	NCC Group P.L.C.	1,719,590	6,998,311
*	Network International Holdings P.L.C.	133,658	677,184
	Oxford Instruments P.L.C.	350,182	11,202,105
	PayPoint P.L.C.	409,596	3,208,718
	Renishaw P.L.C.	62,445	4,257,244
	RM P.L.C.	358,749	1,177,493
	Softcat P.L.C.	768,191	18,879,953
	Spectris P.L.C.	577,563	25,904,850
	Spirent Communications P.L.C.	4,043,382	13,783,622
	Strix Group P.L.C.	261,603	1,141,228
*	Telit Communications P.L.C.	147,416	456,681
	Trellus Health, Ltd.	1,632	0
	TT Electronics P.L.C.	1,053,269	3,751,763
*	Xaar P.L.C.	271,457	685,001
TOTAL INFORMATION TECHNOLOGY			146,165,106

MATERIALS — (6.5%)
*	Accsys Technologies P.L.C.	9,505	23,938
	Anglo Pacific Group P.L.C.	1,109,875	2,135,324
*	BREEDON GROUP PLC	237,752	353,954
*	Carclo P.L.C.	32,211	23,142
	Castings P.L.C.	172,368	956,478
	Centamin P.L.C.	7,348,995	10,308,268
	Central Asia Metals P.L.C.	515,014	1,697,076
*	Elementis P.L.C.	3,081,872	6,430,873
	Essentra P.L.C.	1,658,378	7,091,945
	Ferrexpo P.L.C.	1,993,136	11,823,497
*	Forterra P.L.C.	1,495,305	5,586,466
	Gem Diamonds, Ltd.	413,552	410,144
	Hill & Smith Holdings P.L.C.	525,422	10,865,529
	Hochschild Mining P.L.C.	1,724,028	3,663,005
	Ibstock P.L.C.	2,675,524	7,903,368
*	Marshalls P.L.C.	1,404,106	13,337,553
	Pan African Resources P.L.C.	831,573	198,431
# *	Petra Diamonds, Ltd.	876,587	17,808
*	Petropavlovsk P.L.C.	1,283,107	420,859
	Rhi Magnesita NV	117,155	6,566,312
*	SolGold P.L.C.	438,575	173,069
	Synthomer P.L.C.	2,254,788	15,346,041
	Treatt P.L.C.	3,967	64,191
	Victrex P.L.C.	551,606	19,455,915
	Zotefoams P.L.C.	98,053	630,516
TOTAL MATERIALS			125,483,702

REAL ESTATE — (4.3%)
	CLS Holdings P.L.C.	717,473	2,387,568
*	Foxtons Group P.L.C.	1,224,286	959,372
	Grainger P.L.C.	4,330,519	17,067,160
	Helical P.L.C.	796,813	4,792,951
*	IWG P.L.C.	3,618,386	15,058,440
*	LSL Property Services P.L.C.	431,997	2,576,900

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
* Purplebricks Group P.L.C.	93,934	$105,667
* Raven Property Group, Ltd.	844,687	354,625
Savills P.L.C.	965,532	15,413,346
Sirius Real Estate Ltd.	90,660	138,609
St. Modwen Properties P.L.C.	2,664,787	20,513,097
* U & I Group P.L.C.	783,732	1,029,471
Watkin Jones P.L.C.	545,927	1,626,431
TOTAL REAL ESTATE		82,023,637

UTILITIES — (1.6%)
* Centrica P.L.C.	12,532,172	8,932,646
ContourGlobal P.L.C.	115,084	307,541
Drax Group P.L.C.	2,438,473	14,303,991
Telecom Plus P.L.C.	416,644	6,553,248
TOTAL UTILITIES		30,097,426

TOTAL COMMON STOCKS Cost ($1,455,176,019)		1,905,557,451

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	1,883,342	21,790,271
TOTAL INVESTMENTS — (100.0%) (Cost $1,476,961,399)			$1,927,347,722
P.L.C.	Public Limited Company
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$64,243,102	—	$64,243,102
Consumer Discretionary	$4,933,091	386,932,747	—	391,865,838
Consumer Staples	—	128,976,286	—	128,976,286
Energy	—	37,038,002	—	37,038,002
Financials	—	292,125,242	—	292,125,242
Health Care	—	71,903,852	—	71,903,852
Industrials	—	535,635,258	—	535,635,258
Information Technology	—	146,165,106	—	146,165,106
Materials	—	125,483,702	—	125,483,702
Real Estate	—	82,023,637	—	82,023,637
Utilities	—	30,097,426	—	30,097,426
Securities Lending Collateral	—	21,790,271	—	21,790,271
TOTAL	$4,933,091	$1,922,414,631	—	$1,927,347,722

See accompanying Notes to Financial Statements.

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

		Face Amount		Value»
		(000)
BONDS — (0.0%)
GERMANY — (0.0%)
Schaltbau Holding AG
#	0.500%, 09/30/22	EUR	224	$323,222

		Shares		Value»
COMMON STOCKS — (94.3%)
AUSTRIA — (3.5%)
	Agrana Beteiligungs AG		83,141	2,007,558
*	ams AG		514,305	10,332,023
	ANDRITZ AG		466,575	26,241,121
#	AT&S Austria Technologie & Systemtechnik AG		181,572	7,867,271
	Atrium European Real Estate, Ltd.		1,073,908	3,819,793
	BAWAG Group AG		33,004	1,757,561
# *	DO & CO AG		47,356	4,283,687
	EVN AG		226,661	5,341,588
# *	FACC AG		144,102	1,606,807
*	Flughafen Wien AG		30,811	1,072,020
*	IMMOFINANZ AG		668,265	15,024,610
	Josef Manner & Co. AG		870	109,401
# *	Kapsch TrafficCom AG		29,728	518,871
*	Lenzing AG		87,183	10,682,092
	Mayr Melnhof Karton AG		56,619	12,069,500
	Oberbank AG		26,029	2,679,189
#	Oesterreichische Post AG		242,639	12,916,714
	Palfinger AG		98,449	4,123,813
# *	POLYTEC Holding AG		109,361	1,521,243
*	Porr AG		74,767	1,418,559
	Raiffeisen Bank International AG		97,816	2,220,275
#	Rosenbauer International AG		21,100	1,331,635
	S IMMO AG		346,922	8,314,016
*	Schoeller-Bleckmann Oilfield Equipment AG		68,314	2,881,202
	Semperit AG Holding		69,672	2,798,578
	Strabag SE		106,594	4,571,582
	Telekom Austria AG		1,080,852	9,228,210
	UBM Development AG		21,002	1,034,435
	UNIQA Insurance Group AG		982,543	8,556,447
	Vienna Insurance Group AG Wiener Versicherung Gruppe		302,511	8,306,096
	voestalpine AG		478,226	19,506,487
	Wienerberger AG		610,252	23,522,875
	Zumtobel Group AG		155,917	1,571,748
TOTAL AUSTRIA				219,237,007

BELGIUM — (3.6%)
	Ackermans & van Haaren NV		170,533	28,815,282
*	AGFA-Gevaert NV		1,301,362	6,048,363
# *	Akka Technologies		78,596	2,195,895
#	Atenor		22,537	1,615,151
	Banque Nationale de Belgique		87	184,730
	Barco NV		462,956	12,675,369
	Bekaert SA		249,535	11,148,479
# *	Biocartis Group NV		227,423	1,100,319
*	bpost SA		611,168	7,332,578
# *	Celyad Oncology SA		42,190	221,330
	Cie d’Entreprises CFE		49,587	5,171,375

The Continental Small Company Series

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	435,935	$1,525,904
	D’ieteren SA	194,540	23,552,911
	Econocom Group SA	727,792	2,764,911
#	Elia Group SA	132,252	13,960,052
	Etablissements Franz Colruyt NV	6,945	388,566
	Euronav NV	1,306,429	12,170,739
	EVS Broadcast Equipment SA	69,287	1,454,930
#	Exmar NV	145,690	673,862
	Fagron	291,162	6,506,334
*	Galapagos NV	40,626	2,817,115
	Gimv NV	114,575	7,337,249
*	Greenyard NV	1,234	14,186
#	Immobel SA	22,200	1,918,085
	Ion Beam Applications	126,648	2,507,597
	Jensen-Group NV	20,961	735,586
# *	Kinepolis Group NV	92,310	4,995,299
#	Lotus Bakeries NV	1,764	9,984,866
# *	MDxHealth	69,016	110,324
	Melexis NV	114,636	11,918,123
*	Ontex Group NV	360,468	4,490,857
# *	Oxurion NV	128,049	379,744
# *	Picanol	26,368	2,408,728
	Proximus SADP	233,614	4,515,526
	Recticel SA	272,024	4,587,075
	Resilux	5,872	1,157,979
	Roularta Media Group NV	19,318	336,734
	Shurgard Self Storage SA	22,680	1,095,769
*	Sipef NV	36,491	2,055,201
	Telenet Group Holding NV	183,656	6,918,514
	TER Beke SA	3,565	474,152
*	Tessenderlo Group SA	206,316	8,716,995
	Van de Velde NV	40,370	1,199,138
	VGP NV	8,371	1,651,917
	Viohalco SA	498,361	2,689,187
TOTAL BELGIUM			224,523,026

DENMARK — (5.3%)
*	ALK-Abello A.S.	42,695	20,377,230
#	Alm Brand A.S.	554,009	4,016,336
# *	Bang & Olufsen A.S.	627,896	3,350,216
	BankNordik P/F	10,800	289,872
*	Bavarian Nordic A.S.	253,344	10,451,858
*	Brodrene Hartmann A.S.	16,148	1,339,979
	cBrain A/S	7,413	371,542
	Chemometec A/S	28,183	3,800,757
	Columbus A.S.	386,791	656,713
	D/S Norden A.S.	193,229	6,151,181
*	Dfds A.S.	275,692	15,557,472
*	Djurslands Bank A.S.	6,232	361,755
*	Drilling Co. of 1972 A.S. (The)	72,125	3,019,590
	FLSmidth & Co. A.S.	250,483	10,436,235
#	Fluegger Group A.S.	4,198	489,582
	GronlandsBANKEN A.S.	1,125	110,261
#	H Lundbeck A.S.	157,457	5,013,690
*	H+H International A.S., Class B	111,938	3,433,722
*	Harboes Bryggeri A.S., Class B	5,094	77,493
*	ISS A.S.	521,164	12,263,800
	Jeudan A.S.	38,980	1,661,389
*	Jyske Bank A.S.	422,830	20,492,270

The Continental Small Company Series

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Lan & Spar Bank	4,895	$442,713
*	Matas A.S.	239,471	4,336,939
	Netcompany Group A.S.	16,028	1,822,375
*	Nilfisk Holding A.S.	153,943	5,398,531
*	NKT A.S.	264,101	12,137,701
#	NNIT A.S.	69,757	1,379,119
	North Media A.S.	5,372	96,278
	Pandora A.S.	1,184	159,738
*	Parken Sport & Entertainment A.S.	13,669	173,199
	Per Aarsleff Holding A.S.	131,712	5,935,531
	Ringkjoebing Landbobank A.S.	188,153	19,109,520
	Rockwool International A.S., Class A	433	183,788
	Rockwool International A.S., Class B	4,148	2,020,167
	Royal Unibrew A.S.	319,998	40,775,088
#	RTX A.S.	54,444	1,516,941
	Scandinavian Tobacco Group A.S., Class A	388,052	7,928,526
	Schouw & Co., A.S.	89,926	9,875,998
#	SimCorp A.S.	251,433	31,580,623
	Solar A.S., Class B	38,054	3,309,171
	Spar Nord Bank A.S.	580,081	6,535,342
	Sydbank A.S.	471,338	14,524,289
	TCM Group A.S.	1,852	45,739
# *	Tivoli A.S.	9,878	1,398,798
#	Topdanmark A.S.	428,065	22,274,904
#	TORM P.L.C., Class A	189,104	1,676,983
	UIE P.L.C.	10,336	2,769,141
*	Vestjysk Bank A.S.	1,741,065	957,165
*	Zealand Pharma A.S.	183,481	5,428,147
TOTAL DENMARK			327,515,397

FINLAND — (6.0%)
	Aktia Bank Oyj	325,535	4,163,764
	Alandsbanken Abp, Class B	22,724	697,943
	Alma Media Oyj	133,889	1,641,503
#	Altia Oyj	12,029	144,658
	Apetit Oyj	21,105	329,050
	Aspo Oyj	103,690	1,162,939
	Atria Oyj	89,419	1,284,866
*	BasWare Oyj	51,269	2,414,434
#	Bittium Oyj	204,447	1,542,316
	Cargotec Oyj, Class B	277,557	14,373,990
	Caverion Oyj	640,547	5,238,364
#	Citycon Oyj	477,252	4,064,717
	Digia Oyj	80,255	727,111
	Enento Group Oyj	1,665	66,914
# *	Finnair Oyj	4,731,016	3,903,043
	Fiskars Oyj Abp	209,781	4,560,767
	F-Secure Oyj	640,207	3,057,047
	Glaston Oyj ABP	9,217	10,779
	Harvia Oyj	15,854	957,397
	HKScan Oyj, Class A	234,984	657,489
	Huhtamaki Oyj	631,120	29,935,323
	Ilkka-Yhtyma Oyj	58,887	324,998
	Kamux Corp.	7,092	137,798
	Kemira Oyj	722,021	11,377,724
	Kojamo Oyj	236,749	5,420,631
	Konecranes Oyj	449,843	18,961,821
	Lassila & Tikanoja Oyj	209,178	3,512,131
# *	Lehto Group Oyj	159,853	308,154

The Continental Small Company Series

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Marimekko Oyj	247	$18,905
	Metsa Board Oyj	1,246,388	12,821,336
	Metso Outotec Oyj	1,299,887	15,104,006
	Musti Group Oyj	11,021	407,893
	Neles Oyj	667,333	9,622,252
	Nokian Renkaat Oyj	579,923	23,427,616
	Olvi Oyj, Class A	95,688	5,756,708
	Oriola Oyj, Class A	6,054	14,649
	Oriola Oyj, Class B	880,807	1,924,150
	Orion Oyj, Class A	143,951	6,178,932
#	Orion Oyj, Class B	515,971	22,183,887
# *	Outokumpu Oyj	2,215,229	13,291,532
	Pihlajalinna Oyj	77,064	1,032,836
#	Ponsse Oyj	71,199	3,581,416
*	QT Group Oyj	64,135	7,511,448
	Raisio Oyj, Class V	935,251	4,176,047
*	Rapala VMC Oyj	113,078	1,114,925
	Raute Oyj, Class A	1,817	48,062
	Revenio Group Oyj	129,671	9,826,837
	Rovio Entertainment Oyj	18,485	150,576
	Sanoma Oyj	725,636	12,028,605
	Taaleri Oyj	5,819	74,219
	Talenom Oyj	1,755	29,730
	Teleste Oyj	52,966	390,797
	Terveystalo Oyj	69,628	941,064
	TietoEVRY Oyj	441,369	13,945,005
	Tokmanni Group Corp.	330,375	9,139,311
	Uponor Oyj	386,946	11,215,722
	Vaisala Oyj, Class A	120,241	4,939,816
	Valmet Oyj	889,683	38,851,857
	Verkkokauppa.com Oyj	8,023	79,518
*	Viking Line Abp	6,921	139,487
	Wartsila Oyj Abp	731,015	10,860,806
#	YIT Oyj	1,234,813	7,571,065
TOTAL FINLAND			369,378,686

FRANCE — (10.1%)
	ABC arbitrage	84,953	714,857
	AKWEL	62,638	1,829,857
	Albioma SA	191,797	7,851,634
	ALD SA	21,119	316,985
	Altamir	136,094	3,876,610
*	Alten SA	147,424	19,567,517
# *	Amplitude Surgical SAS	19,526	51,409
#	Assystem SA	60,928	2,256,054
# *	Atari SA	106,003	63,040
*	ATEME SA	490	9,507
	Atos SE	89,103	5,425,703
	Aubay	42,523	2,243,817
*	Axway Software SA	38,973	1,309,465
	Bastide le Confort Medical	18,680	1,052,241
*	Beneteau SA	239,888	3,792,336
# *	Bigben Interactive	95,323	1,879,704
#	Boiron SA	37,981	1,741,128
	Bonduelle SCA	93,424	2,345,995
#	Bourbon Corp.	28,851	0
	Burelle SA	1,049	943,370
# *	Casino Guichard Perrachon SA	271,603	8,625,358
*	Catering International Services	12,144	169,892

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Cegedim SA	32,872	$959,820
*	CGG SA	4,466,064	3,994,615
#	Chargeurs SA	132,658	3,687,001
# *	Cie des Alpes	137,830	2,213,315
#	Cie Plastic Omnium SA	397,771	12,438,664
# *	Claranova SADIR	58,299	465,241
*	Coface SA	666,148	8,084,452
*	DBV Technologies SA	1,382	15,227
*	Derichebourg SA	674,728	6,824,974
*	Ekinops SAS	2,980	25,701
	Electricite de Strasbourg SA	21,112	2,817,653
# *	Elior Group SA	595,911	4,457,194
*	Elis SA	1,122,246	21,176,085
*	Eramet SA	50,163	3,280,020
*	Esso SA Francaise	5,217	69,161
# *	Etablissements Maurel et Prom SA	322,113	727,437
	Eurazeo SE	24,639	2,148,208
	Euronext NV	167,802	18,254,895
#	Eutelsat Communications SA	1,238,955	14,494,041
*	Exel Industries, Class A	10,459	1,140,422
*	Faurecia SE	308,936	15,187,369
	Fleury Michon SA	3,165	85,560
*	Fnac Darty SA	121,981	7,858,153
*	Gaumont SA	10,811	1,399,035
	Gaztransport Et Technigaz SA	130,815	10,584,045
#	GEA	2,433	294,278
# *	GL Events	58,364	991,817
*	Groupe Crit	22,187	1,698,841
	Groupe Gorge SA	4,320	78,343
*	Groupe SFPI	21,754	76,259
	Guerbet	39,148	1,384,683
	Haulotte Group SA	73,020	554,360
*	HEXAOM	15,908	863,261
*	ID Logistics Group	14,640	4,099,752
#	Imerys SA	208,694	9,768,358
	Infotel SA	637	37,941
# *	Innate Pharma SA	15,558	49,921
	IPSOS	256,717	10,831,519
#	Jacquet Metals SACA	87,314	2,019,140
*	JCDecaux SA	176,476	4,892,763
	Kaufman & Broad SA	122,744	5,843,359
*	Korian SA	466,206	17,233,092
*	Lagardere SCA	567,542	14,046,062
	Laurent-Perrier	13,890	1,591,661
	Lectra	166,790	6,315,603
	Linedata Services	15,202	710,542
	LISI	114,546	3,742,333
	LNA Sante SA	33,206	2,087,284
*	Maisons du Monde SA	281,475	6,984,150
	Manitou BF SA	66,010	2,114,090
	Manutan International	15,102	1,522,947
*	Mersen SA	115,668	4,511,597
# *	METabolic EXplorer SA	142,767	769,407
#	Metropole Television SA	242,637	5,101,709
*	Neoen SA	43,247	1,944,484
	Nexans SA	198,067	18,073,887
	Nexity SA	298,619	14,943,820
*	Nicox	145,865	629,688
*	NRJ Group	87,189	630,583

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Oeneo SA	128,172	$1,927,980
*	OL Groupe SA	10,735	28,405
# *,*	Onxeo SA	137,845	104,565
# *	Orpea SA	26,906	3,425,490
	Pharmagest Interactive	4,978	548,591
	Plastivaloire	14,341	123,323
	Quadient SA	209,428	6,297,931
# *	Rallye SA	36,059	318,120
# *	Recylex SA	102,008	41,911
	Rexel SA	2,073,563	43,416,583
#	Robertet SA	2,762	3,406,405
	Rothschild & Co.	119,705	4,648,607
	Rubis SCA	518,092	23,052,816
	Samse SA	7,930	1,692,799
	Savencia SA	34,176	2,871,024
# *	SCOR SE	323,248	10,290,647
	Seche Environnement SA	18,630	1,155,972
	SES SA	1,258,568	9,624,708
	Societe BIC SA	174,241	12,118,097
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	55,851	4,956,166
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	129,857
#	Societe pour l’Informatique Industrielle	43,416	1,528,022
*	SOITEC	132,921	29,351,806
# *	Solocal Group	681,417	1,467,255
	Somfy SA	88,911	15,092,613
*	Sopra Steria Group SACA	108,873	20,948,969
	SPIE SA	839,574	19,342,192
# *	SRP Groupe SA	56,827	230,057
	Stef SA	25,714	2,764,977
	Sword Group	35,385	1,603,830
*	Synergie SE	67,143	2,607,184
	Television Francaise 1	427,799	4,331,619
#	TFF Group	9,347	302,731
	Thermador Groupe	37,127	3,895,704
	Tikehau Capital SCA	17,726	561,255
	Total Gabon	3,969	671,180
	Trigano SA	54,053	11,176,473
	Union Financiere de France BQE SA	18,515	398,598
	Valeo SA	36,317	1,095,448
# *	Vallourec SA	276,982	2,514,243
*	Valneva SE	69,195	912,305
	Verallia SA	49,404	1,830,503
*	Verimatrix SA	6,175	15,320
	Vetoquinol SA	16,919	2,081,812
	Vicat SA	126,485	6,117,414
	VIEL & Cie SA	156,945	1,120,299
	Vilmorin & Cie SA	35,845	2,382,970
*	Virbac SA	22,968	7,877,256
*	Vranken-Pommery Monopole SA	16,787	357,094
*	Wavestone	4,292	203,643
*	X-Fab Silicon Foundries SE	25,871	245,849
*	Xilam Animation S.A.	415	20,675
TOTAL FRANCE			628,121,594

GERMANY — (15.3%)
	1&1 Drillisch AG	215,955	6,610,720
	7C Solarparken AG	45,421	216,029
	Aareal Bank AG	461,701	10,666,568
	Adesso SE	1,723	288,470

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	ADLER Group SA	2,180	$57,341
*	ADVA Optical Networking SE	355,643	4,929,981
	AIXTRON SE	500,250	13,565,612
	All for One Group SE	4,222	331,392
#	Allgeier SE	48,818	1,389,479
	Amadeus Fire AG	2,066	377,986
	Atoss Software AG	6,752	1,493,859
	Aurubis AG	285,630	26,511,311
	Basler AG	31,503	3,899,775
# *	Bauer AG	99,166	1,490,531
	BayWa AG	105,190	4,540,119
	BayWa AG	124	6,534
	Bechtle AG	22,947	4,264,933
	Befesa SA	8,592	660,346
	Bertrandt AG	36,691	2,454,806
#	bet-at-home.com AG	22,014	993,119
*	Bijou Brigitte AG	23,422	702,894
#	Bilfinger SE	193,165	5,784,697
*	Borussia Dortmund GmbH & Co. KGaA	530,026	3,911,364
	CANCOM SE	210,374	12,731,949
*	CECONOMY AG	1,068,038	5,220,829
	CENIT AG	54,144	1,005,086
	Cewe Stiftung & Co. KGAA	43,389	6,721,729
*	Commerzbank AG	2,234,862	15,871,265
	CompuGroup Medical SE & Co. KgaA	185,429	14,529,561
# *	Corestate Capital Holding SA	77,099	1,008,103
	CropEnergies AG	177,529	2,278,862
*	CTS Eventim AG & Co. KGaA	136,853	8,548,733
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	713,232
	Dermapharm Holding SE	43,701	3,485,294
	Deutsche Beteiligungs AG	115,972	4,687,753
*	Deutsche EuroShop AG	320,657	7,607,940
# *	Deutsche Lufthansa AG	29,654	333,478
	Deutsche Pfandbriefbank AG	1,030,684	10,203,418
*	Deutz AG	1,015,496	8,221,260
*	Dialog Semiconductor P.L.C.	544,240	42,329,501
	DIC Asset AG	384,623	6,641,816
	DMG Mori AG	11,112	553,329
#	Dr Hoenle AG	35,520	1,972,787
	Draegerwerk AG & Co. KGaA	20,476	1,904,631
	Duerr AG	397,516	15,118,743
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	11,872,049
*	EDAG Engineering Group AG	51,353	547,005
	Elmos Semiconductor SE	35,054	1,517,849
*	ElringKlinger AG	193,534	3,449,238
#	Encavis AG	213,583	4,040,531
	Energiekontor AG	2,998	194,497
# *	Evotec SE	81,829	3,712,069
	Fabasoft AG	509	24,752
*	Ferratum Oyj	39,731	243,449
*	Fielmann AG	119,787	9,373,299
	First Sensor AG	15,959	807,988
# *	flatexDEGIRO AG	20,206	2,720,008
*	Francotyp-Postalia Holding AG, Class A	55,074	209,749
*	Fraport AG Frankfurt Airport Services Worldwide	76,050	5,182,660
	Freenet AG	894,705	21,154,193
	Fuchs Petrolub SE	109,353	4,247,644
	GEA Group AG	746,864	30,263,026
	Gerresheimer AG	242,136	26,782,023

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Gesco AG	55,404	$1,348,887
	GFT Technologies SE	126,344	3,215,334
	Grand City Properties SA	783,310	21,155,349
*	H&R GmbH & Co. KGaA	71,674	689,732
	Hamburger Hafen und Logistik AG	188,498	4,742,325
	Hawesko Holding AG	52	3,674
*	Heidelberger Druckmaschinen AG	1,254,831	2,990,991
# *	Hella GmbH & Co. KGaA	226,868	15,549,444
*	Highlight Communications AG	98,406	445,355
# *	HolidayCheck Group AG	329,555	985,082
*	Home24 SE	9,774	182,584
	Hornbach Baumarkt AG	51,444	2,260,085
	Hornbach Holding AG & Co. KGaA	40,625	4,632,923
	Hugo Boss AG	392,537	21,380,957
*	Hypoport SE	3,343	1,729,862
	Indus Holding AG	134,558	5,329,405
*	Instone Real Estate Group AG	28,780	866,521
	IVU Traffic Technologies AG	51,649	1,185,126
	Jenoptik AG	383,317	10,490,077
	JOST Werke AG	5,660	337,883
*	K+S AG	1,199,624	16,353,109
*	Kloeckner & Co. SE	463,926	6,360,663
*	Koenig & Bauer AG	93,035	3,106,182
	Krones AG	113,425	10,141,955
	KSB SE & Co. KGaA	3,293	1,560,697
	KWS Saat SE & Co., KGaA	80,774	6,649,982
	Lanxess AG	590,921	40,554,303
	Leifheit AG	60,321	3,352,207
# *	Leoni AG	185,404	3,316,394
#	LPKF Laser & Electronics AG	90,436	2,636,300
# *	Manz AG	28,275	2,172,740
*	Mediclin AG	86,554	431,033
*	Medigene AG	116,971	547,533
*	Medios AG	405	16,148
	METRO AG	539,143	6,677,366
	MLP SE	387,205	3,202,627
*	Nagarro SE	46,548	5,714,049
	Nemetschek SE	21,211	1,623,628
	New Work SE	20,199	6,351,227
	Nexus AG	88,692	6,607,108
# *	Nordex SE	508,398	12,370,465
	Norma Group SE	231,101	11,843,523
	OHB SE	37,995	1,664,811
	Patrizia AG	349,841	9,123,795
	Pfeiffer Vacuum Technology AG	48,041	9,118,131
	PNE AG	491,579	4,331,867
*	Progress-Werk Oberkirch AG	8,558	316,609
*	ProSiebenSat.1 Media SE	1,340,987	26,738,492
	PSI Software AG	51,501	2,053,267
*	PVA TePla AG	11,713	344,029
*	q.beyond AG	768,941	1,745,947
*	R Stahl AG	14,952	436,252
	Rheinmetall AG	302,240	29,865,297
# *	S&T AG	335,113	7,678,962
*	SAF-Holland SE	326,024	4,534,138
*	Salzgitter AG	264,387	7,872,212
*	Schaltbau Holding AG	33,065	1,451,971
	Schloss Wachenheim AG	6,929	156,126
	Scout24 AG	33,069	2,790,155

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	6,458	$2,875,137
*	SGL Carbon SE	298,485	2,864,199
#	Siltronic AG	146,283	24,379,091
*	Sixt SE	95,154	12,820,525
# *	SMA Solar Technology AG	85,699	4,918,477
# *	SNP Schneider-Neureither & Partner SE	2,373	175,574
	Softing AG	14,914	129,932
#	Software AG	359,622	16,178,557
	Stabilus SA	173,972	14,171,272
	STRATEC SE	25,098	3,505,169
	Stroeer SE & Co. KGaA	198,823	15,927,487
	Suedzucker AG	522,404	8,366,905
*	SUESS MicroTec SE	134,313	4,415,165
*	Surteco Group SE	47,139	1,537,410
	TAG Immobilien AG	954,559	30,256,177
	Takkt AG	222,130	3,693,542
	Technotrans SE	46,673	1,511,609
	Telefonica Deutschland Holding AG	19,016	50,197
*	Thyssenkrupp AG	334,939	3,498,307
	Traffic Systems SE	36,351	1,716,587
	United Internet AG	25,517	1,043,570
# *	va-Q-tec AG	2,370	85,217
#	VERBIO Vereinigte BioEnergie AG	157,195	7,958,802
*	Vivoryon Therapeutics NV	5,400	115,532
	Vossloh AG	66,029	3,329,160
	Wacker Chemie AG	76,886	11,851,151
	Wacker Neuson SE	218,897	6,303,273
	Washtec AG	77,520	4,813,343
*	Westwing Group AG	7,077	386,606
	Wuestenrot & Wuerttembergische AG	113,328	2,596,248
	Zeal Network SE	53,966	2,681,902
*	zooplus AG	5,201	1,685,463
TOTAL GERMANY			950,353,676

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

IRELAND — (0.8%)
*	AIB Group P.L.C.	271,153	699,751
*	Bank of Ireland Group P.L.C.	4,690,139	25,167,918
*	Cairn Homes P.L.C.	1,730,903	2,181,425
*	Dalata Hotel Group P.L.C.	45,808	208,754
*	Datalex P.L.C.	123,079	117,068
*	FBD Holdings P.L.C.	142,812	1,528,679
	Glanbia P.L.C.	1,049,990	17,101,404
*	Glenveagh Properties P.L.C.	317,359	361,924
*	Irish Continental Group P.L.C.	820,853	4,212,773
*	Permanent TSB Group Holdings P.L.C.	252,400	383,558
TOTAL IRELAND			51,963,254

ISRAEL — (3.2%)
#	Adgar Investment and Development, Ltd.	45,374	88,074
#	Afcon Holdings, Ltd.	3,064	197,323
# *	AFI Properties, Ltd.	109,219	4,732,615
#	Africa Israel Residences, Ltd.	3,453	170,416
*	Airport City, Ltd.	281,641	4,722,300

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Albaad Massuot Yitzhak, Ltd.	2,031	$38,881
*	Allot, Ltd.	189,485	3,710,670
# *	Alrov Properties and Lodgings, Ltd.	49,397	2,295,886
#	Arad, Ltd.	19,614	265,895
	Ashtrom Group, Ltd.	197,610	4,486,724
#	Atreyu Capital Markets, Ltd.	4,320	68,636
	AudioCodes, Ltd.	29,567	994,276
	Aura Investments, Ltd.	27,798	27,577
# *	Avgol Industries 1953, Ltd.	468,925	448,999
# *	Azorim-Investment Development & Construction Co., Ltd.	547,011	2,197,567
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	436,280
*	Big Shopping Centers, Ltd.	25,553	3,273,544
	Blue Square Real Estate, Ltd.	36,760	2,822,257
# *	Brack Capital Properties NV	18,347	1,958,453
*	Brainsway, Ltd.	17,217	88,617
# *	Camtek, Ltd.	115,637	4,397,733
	Carasso Motors, Ltd.	132,164	675,252
*	Cellcom Israel, Ltd.	495,333	2,155,109
*	Ceragon Networks, Ltd.	266,244	1,003,740
*	Clal Insurance Enterprises Holdings, Ltd.	310,019	6,157,501
*	Compugen, Ltd.	120,052	987,309
	Danel Adir Yeoshua, Ltd.	21,947	4,598,825
	Delek Automotive Systems, Ltd.	229,021	3,011,854
# *	Delek Group, Ltd.	9,687	650,155
	Delta-Galil Industries, Ltd.	70,358	2,914,868
	Dor Alon Energy in Israel 1988, Ltd.	16,285	462,245
#	Duniec Brothers, Ltd.	1,134	52,294
#	Electra Consumer Products 1970, Ltd.	54,447	3,131,222
#	Electra Real Estate, Ltd.	31,469	401,412
	Electra, Ltd.	11,888	6,743,481
*	Ellomay Capital, Ltd.	1,340	41,059
#	Energix-Renewable Energies, Ltd.	30,125	115,587
# *	Enlight Renewable Energy, Ltd.	2,454,878	5,266,924
# *	Equital, Ltd.	117,510	3,186,363
*	Evogene, Ltd.	31,584	109,058
*	Fattal Holdings 1998, Ltd.	324	30,785
	FMS Enterprises Migun, Ltd.	19,186	562,836
	Formula Systems 1985, Ltd.	62,881	5,639,685
	Fox Wizel, Ltd.	57,376	6,576,427
	Freshmarket, Ltd.	6,680	25,021
#	Gav-Yam Lands Corp., Ltd.	669,136	6,405,477
	Gilat Satellite Networks, Ltd.	236,247	2,393,567
#	Hadera Paper, Ltd.	21,885	1,631,318
	Harel Insurance Investments & Financial Services, Ltd.	673,667	6,676,144
	Hilan, Ltd.	100,860	4,864,485
	IDI Insurance Co., Ltd.	45,880	1,535,200
	IES Holdings, Ltd.	322	23,069
#	Ilex Medical, Ltd.	1,832	58,685
	Inrom Construction Industries, Ltd.	359,755	1,655,784
*	Isracard, Ltd.	28,931	118,595
	Israel Canada T.R, Ltd.	131,507	534,941
#	Israel Land Development - Urban Renewal, Ltd.	47,359	611,093
	Isras Investment Co., Ltd.	5,793	1,335,605
*	Issta Lines, Ltd.	13,336	270,037
*	Itamar Medical, Ltd.	16,668	13,148
# *	Kamada, Ltd.	212,977	1,249,460
	Kenon Holdings, Ltd.	125,133	4,318,336
	Kerur Holdings, Ltd.	32,169	973,103
	Klil Industries, Ltd.	5,696	553,210

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Magic Software Enterprises, Ltd.	134,651	$2,171,770
	Malam - Team, Ltd.	5,575	191,200
	Matrix IT, Ltd.	220,574	5,963,903
	Maytronics, Ltd.	243,804	5,081,702
	Mediterranean Towers, Ltd.	416,465	1,231,367
	Mega Or Holdings, Ltd.	81,523	2,625,231
*	Mehadrin, Ltd.	1,666	72,419
	Meitav Dash Investments, Ltd.	129,716	716,346
	Menora Mivtachim Holdings, Ltd.	183,161	3,624,043
*	Migdal Insurance & Financial Holdings, Ltd.	2,587,188	3,564,540
# *	Minrav Holdings, Ltd.	263	57,912
	Mivne Real Estate KD, Ltd.	451,461	1,309,031
#	Mivtach Shamir Holdings, Ltd.	27,751	1,055,583
*	Mizrahi Tefahot Bank, Ltd.	1	32
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,138,779
#	Nawi Brothers, Ltd.	120,452	918,961
*	Neto Malinda Trading, Ltd.	541	13,281
	Neto ME Holdings, Ltd.	9,852	462,917
*	Nova Measuring Instruments, Ltd.	124,709	12,824,044
	Novolog, Ltd.	63,108	58,043
	NR Spuntech Industries, Ltd.	76,176	205,578
# *	Oil Refineries, Ltd.	10,867,813	2,801,406
	One Software Technologies, Ltd.	20,820	312,262
# *	OPC Energy, Ltd.	71,531	698,497
*	Partner Communications Co., Ltd.	814,741	3,731,287
#	Paz Oil Co., Ltd.	58,541	7,186,836
*	Perion Network, Ltd.	36,185	801,924
#	Plasson Industries, Ltd.	20,201	1,118,358
*	Pluristem Therapeutics, Inc.	3,536	14,072
	Prashkovsky Investments and Construction, Ltd.	974	28,033
	Priortech, Ltd.	1,827	49,343
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,367,817
	Scope Metals Group, Ltd.	47,147	1,427,220
*	Shikun & Binui, Ltd.	22,856	147,774
	Shufersal, Ltd.	329,704	2,624,866
*	Summit Real Estate Holdings, Ltd.	215,385	3,245,231
*	Suny Cellular Communication, Ltd.	312,529	139,706
	Tadiran Holdings, Ltd.	15,765	1,871,345
	Tel Aviv Stock Exchange, Ltd.	4,097	25,306
#	Victory Supermarket Chain, Ltd.	1,248	25,695
	YH Dimri Construction & Development, Ltd.	12,948	772,023
TOTAL ISRAEL			200,818,675

ITALY — (8.3%)
	A2A SpA	9,901,410	20,253,377
	ACEA SpA	363,526	8,404,528
*	Aeffe SpA	177,250	331,312
	Anima Holding SpA	2,113,949	10,520,372
*	Aquafil SpA	83,333	656,463
*	Arnoldo Mondadori Editore SpA	904,095	1,724,801
	Ascopiave SpA	477,634	2,011,928
*	Autogrill SpA	1,174,177	8,616,924
	Autostrade Meridionali SpA	3,917	136,963
	Avio SpA	104,775	1,547,223
	Azimut Holding SpA	750,774	18,257,514
	B&C Speakers SpA	11,944	170,537
# *	Banca Carige SpA	148,412	49,274
*	Banca Generali SpA	380,163	16,240,770
	Banca IFIS SpA	158,713	2,524,623

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Mediolanum SpA	164,194	$1,599,119
# *	Banca Monte dei Paschi di Siena SpA	213,039	292,311
	Banca Popolare di Sondrio SCPA	2,889,121	12,551,836
	Banca Profilo SpA	1,711,765	430,657
# *	Banca Sistema SpA	414,926	1,009,232
#	Banco BPM SpA	10,026,255	32,319,368
	Banco di Desio e della Brianza SpA	238,796	895,519
	Be Shaping The Future SpA	533,191	1,089,218
	BFF Bank SpA	776,751	7,786,376
*	Biesse SpA	25,708	860,797
	BPER Banca	6,140,387	13,387,524
*	Brunello Cucinelli SpA	234,739	13,750,386
	Buzzi Unicem SpA	586,452	15,579,893
	Cairo Communication SpA	302,859	610,622
	Carel Industries SpA	12,520	300,987
	Cementir Holding NV	339,284	3,463,336
*	Cerved Group SpA	1,075,914	12,511,438
# *	CIR SpA-Compagnie Industriali	5,397,867	3,236,661
	Credito Emiliano SpA	546,899	3,277,629
*	d’Amico International Shipping SA	1,821,713	222,600
	Danieli & C Officine Meccaniche SpA	47,177	813,252
	Danieli & C Officine Meccaniche SpA	102,606	2,707,971
	De’ Longhi SpA	381,561	16,631,591
	DeA Capital SpA	690,835	1,066,755
	Digital Bros SpA	12,500	365,968
*	doValue SpA	4,218	46,441
*	Elica SpA	166,709	697,694
*	Emak SpA	388,913	799,568
	ERG SpA	358,685	10,638,490
	Esprinet SpA	221,349	3,890,573
# *	Eurotech SpA	216,751	1,180,658
	Fila SpA	142,640	1,818,708
*	Fincantieri SpA	3,504,948	3,167,540
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,018,222
	Freni Brembo SpA	585,349	7,417,975
#	Gefran SpA	35,925	380,959
# *	Geox SpA	512,065	668,430
	Gruppo MutuiOnline SpA	165,528	7,894,778
	Hera SpA	4,939,246	20,419,489
*	Illimity Bank SpA	82,244	1,148,421
*	IMMSI SpA	987,338	628,886
# *	Intek Group SpA	1,885,608	828,395
	Interpump Group SpA	51,770	3,071,535
	Iren SpA	4,259,847	12,157,850
	Italgas SpA	3,321,510	21,726,642
	Italmobiliare SpA	76,176	2,752,131
*	IVS Group SA	58,424	422,551
# *	Juventus Football Club SpA	2,997,765	2,568,511
	La Doria SpA	86,202	1,946,683
*	Leonardo SpA	996,204	8,060,653
	LU-VE SpA	5,064	102,170
#	Maire Tecnimont SpA	977,846	3,579,532
# *	Mariella Burani Fashion Group S.p.A.	22,744	0
*	Mediaset SpA	3,564,565	12,877,318
	Openjobmetis SpA agenzia per il lavoro	63,025	733,107
*	OVS SpA	1,117,265	2,119,561
	Piaggio & C SpA	1,243,896	4,896,919
# *	Pirelli & C SpA	2,304,139	13,398,714

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
# *	Prima Industrie SpA	32,067	$839,481
	Prysmian SpA	367,783	13,198,280
	RAI Way SpA	581,655	3,501,634
	Reno de Medici SpA	1,173,753	1,910,607
	Reply SpA	142,692	23,435,915
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	803,577
	Sabaf SpA	49,948	1,528,646
*	Safilo Group SpA	1	2
#	Saipem SpA	3,647,848	8,850,673
# *	Saras SpA	3,543,720	2,969,072
	Servizi Italia SpA	50,192	132,713
*	Sesa SpA	50,391	8,435,972
*	Societa Cattolica di Assicurazioni SC	787,824	6,550,140
*	Sogefi SpA	332,859	541,415
	SOL SpA	163,603	3,300,583
	Tamburi Investment Partners SpA	805,040	7,902,524
	Technogym SpA	646,381	8,259,053
*	Tinexta S.p.A.	122,766	4,780,506
# *	Tiscali SpA	2,577,711	52,627
*	Tod’s SpA	60,475	4,111,228
	TXT e-solutions SpA	45,466	419,585
*	Unieuro SpA	78,208	2,265,955
	Unipol Gruppo SpA	2,915,912	15,901,088
#	Webuild SpA	1,282,257	3,405,778
	Zignago Vetro SpA	181,037	3,609,802
TOTAL ITALY			517,973,615

LUXEMBOURG — (0.0%)
*	Global Fashion Group SA	10,746	162,519

NETHERLANDS — (6.8%)
	Aalberts NV	691,302	37,233,280
*	Accell Group NV	144,227	7,752,571
*	AFC Ajax NV	13,955	247,883
#	AMG Advanced Metallurgical Group NV	187,187	6,418,526
	Amsterdam Commodities NV	72,011	1,955,627
	APERAM SA	327,717	16,830,251
	Arcadis NV	528,421	21,666,797
	ASR Nederland NV	808,010	31,287,361
*	Avantium N.V.	1,640	9,358
	B&S Group Sarl	1,733	17,846
# *	Basic-Fit NV	195,489	8,386,022
	BE Semiconductor Industries NV	452,964	38,600,576
*	Beter Bed Holding NV	18,239	174,713
	Boskalis Westminster	593,056	19,060,828
	Brunel International NV	155,477	2,017,304
	Corbion NV	406,829	23,297,413
	Flow Traders	223,910	9,635,865
	ForFarmers NV	214,677	1,268,845
# *	Fugro NV	478,973	4,590,678
*	GrandVision NV	173,216	5,792,481
	Heijmans NV	154,345	2,362,595
*	Hunter Douglas NV	25,613	2,801,015
	IMCD NV	268,218	42,736,488
*	Intertrust NV	466,539	8,406,482
	Kendrion NV	97,269	2,656,787
*	Koninklijke BAM Groep NV	1,732,479	4,825,015
	Koninklijke Vopak NV	50,053	2,275,301
# *	Lucas Bols NV	23,064	288,115

The Continental Small Company Series

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Nedap N.V.	33,400	$2,304,021
*	OCI NV	338,820	8,267,666
	Ordina NV	625,125	2,810,202
#	PostNL NV	3,590,325	19,507,587
	SBM Offshore NV	1,117,355	16,999,271
#	SIF Holding NV	34,182	599,353
	Signify NV	667,052	42,343,048
*	Sligro Food Group NV	166,461	4,896,380
#	SNS NV	705,718	0
#	TKH Group NV	267,721	13,527,505
*	TomTom NV	483,754	4,056,777
*	Van Lanschot Kempen NV	92,511	2,355,300
TOTAL NETHERLANDS			420,263,133

NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,446,501	2,796,263
	AF Gruppen ASA	36,083	795,594
# *	Akastor ASA	766,612	569,938
# *	Aker Solutions ASA	1,549,576	2,886,696
	American Shipping Co. ASA	236,690	848,265
*	ArcticZymes Technologies ASA	24,862	266,231
#	Arendals Fossekompani A.S.	2,250	78,192
*	Asetek A/S	14,779	167,407
	Atea ASA	403,216	7,844,019
# *	Atlantic Sapphire ASA	52,305	552,450
	Austevoll Seafood ASA	96,131	1,193,171
#	Avance Gas Holding, Ltd.	393,737	1,772,526
# *	Axactor SE	946,461	1,137,394
*	B2Holding ASA	1,390,160	1,591,718
	Bonheur ASA	146,347	4,138,182
# *	Borr Drilling, Ltd.	65,386	54,055
	Borregaard ASA	596,546	13,026,911
	Bouvet ASA	17,000	120,998
*	BW Energy, Ltd.	232,103	705,831
	BW LPG, Ltd.	662,186	4,279,838
	BW Offshore, Ltd.	759,145	2,714,696
*	Crayon Group Holding ASA	39,665	579,765
# *	DNO ASA	3,329,878	3,882,487
	Europris ASA	1,186,781	7,442,225
#	Fjordkraft Holding ASA	7,006	41,652
	FLEX LNG, Ltd.	200,332	2,896,368
#	Frontline, Ltd.	457,070	4,132,560
*	Golden Ocean Group, Ltd.	274,826	3,036,647
# *	Grieg Seafood ASA	346,230	3,568,602
*	Hexagon Composites ASA	640,597	2,775,658
# *	IDEX Biometrics ASA	560,544	139,723
	Kid ASA	7,811	96,585
	Kitron ASA	108,070	249,330
	Komplett Bank ASA	33,724	34,347
# *	Kongsberg Automotive ASA	2,241,997	719,731
	Magnora ASA	5,528	11,239
	Medistim ASA	255	7,548
*	Next Biometrics Group A.S.	125,389	101,051
# *	Nordic Nanovector ASA	353,849	1,071,658
# *	Nordic Semiconductor ASA	399,586	10,130,858
	Norske Skog ASA	6,334	25,690
	Norway Royal Salmon ASA	93,951	1,882,806
*	Norwegian Energy Co. ASA	2,292	36,474
	Norwegian Finans Holding ASA	672,342	7,573,736

The Continental Small Company Series

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Norwegian Property ASA	50,689	$87,910
*	NRC Group ASA	6,559	12,703
#	Ocean Yield ASA	345,447	1,194,208
*	Odfjell Drilling, Ltd.	586,600	1,629,781
*	Odfjell SE, Class A	137,586	503,104
*	Olav Thon Eiendomsselskap ASA	107,573	2,225,205
# *	Otello Corp. ASA	571,363	2,129,431
*	Panoro Energy ASA	51,126	140,749
	Pareto Bank ASA	14,702	88,824
*	PCI Biotech Holding ASA	15,812	49,777
# *	PGS ASA	1,907,777	1,001,572
*	PhotoCure ASA	5,202	82,328
# *	poLight ASA	920	19,382
	Protector Forsikring ASA	438,078	4,211,661
*	Q-Free ASA	32,883	40,093
# *	REC Silicon ASA	1,473,908	3,217,695
*	SATS ASA	14,064	33,510
	Sbanken ASA	486,979	6,067,065
	Selvaag Bolig ASA	309,083	2,136,026
*	Solon Eiendom ASA	56,855	244,956
	Sparebank 1 Oestlandet	4,393	60,722
	SpareBank 1 SR-Bank ASA	4,960	65,517
	Stolt-Nielsen, Ltd.	195,297	2,854,905
	TGS ASA	137,224	1,749,825
	Treasure ASA	314,079	607,453
*	Ultimovacs ASA	10,013	84,958
	Veidekke ASA	640,408	8,569,944
*	Wallenius Wilhelmsen ASA	401,589	1,398,699
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,443,583
*	XXL ASA	631,470	1,338,038
TOTAL NORWAY			141,266,739

PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	3,341,469
# *	Banco Comercial Portugues SA, Class R	46,192,622	7,409,131
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	27,400	344,725
#	CTT-Correios de Portugal SA	665,115	3,809,021
*	Ibersol SGPS SA	40,114	285,533
# *	Mota-Engil SGPS SA	641,747	1,064,465
#	Navigator Co. SA (The)	1,800,880	6,168,016
	NOS SGPS SA	1,704,809	5,968,681
# *	Novabase SGPS SA	72,649	358,173
	REN - Redes Energeticas Nacionais SGPS SA	2,968,766	8,235,159
	Sonae SGPS SA	6,333,946	6,023,485
TOTAL PORTUGAL			43,007,858

SPAIN — (5.3%)
#	Acciona SA	89,545	13,523,812
#	Acerinox SA	1,140,518	13,809,994
# *	Adveo Group International SA	84,445	9,102
*	Aedas Homes SA	7,008	193,923
	Alantra Partners SA	70,405	1,244,509
	Almirall SA	440,155	7,685,122
# *	Amper SA	5,445,967	1,125,171
*	Applus Services SA	911,014	8,900,316
# *	Atresmedia Corp. de Medios de Comunicacion SA	512,148	2,244,811
# *	Azkoyen SA	67,253	468,903

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Banco de Sabadell SA	27,006,041	$18,437,355
	Bankinter SA	3,802,314	19,129,609
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	7,349,931
#	CIE Automotive SA	401,403	11,886,516
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	5,473,219
*	Deoleo SA	37,749	16,040
*	Distribuidora Internacional de Alimentacion SA	429,110	34,575
	Ebro Foods SA	529,626	11,132,582
# *	eDreams ODIGEO SA	427,530	3,448,950
	Elecnor SA	200,108	2,585,708
#	Enagas SA	695,401	16,072,758
*	Ence Energia y Celulosa SA	988,129	4,021,653
*	Ercros SA	643,000	2,560,553
	Euskaltel SA	547,956	7,137,265
	Faes Farma SA	2,022,017	8,071,966
	Fluidra SA	324,873	12,907,055
	Fomento de Construcciones y Contratas SA	348,032	4,044,428
# *	Gestamp Automocion SA	461,638	2,448,323
	Global Dominion Access SA	695,411	3,608,845
	Grupo Catalana Occidente SA	271,298	10,481,607
	Grupo Empresarial San Jose SA	151,317	935,286
# *	Grupo Ezentis SA	1,629,459	695,874
	Iberpapel Gestion SA	47,911	1,016,455
# *	Indra Sistemas SA	856,710	7,827,784
#	Laboratorio Reig Jofre SA	14,574	86,047
	Laboratorios Farmaceuticos Rovi SA	81,303	5,634,029
	Liberbank SA	12,438,498	4,568,871
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,966,686
	Mapfre SA	734,048	1,552,874
*	Mediaset Espana Comunicacion SA	1,072,499	6,714,749
# *	Melia Hotels International SA	706,277	5,238,044
	Metrovacesa S.A.	28,169	223,664
	Miquel y Costas & Miquel SA	142,055	2,754,624
#	Neinor Homes SA	69,192	935,603
# *	Obrascon Huarte Lain SA	1,213,629	949,989
*	Oryzon Genomics SA	35,547	163,591
	Pharma Mar SA	53,097	4,786,091
	Prim SA	40,283	546,587
*	Promotora de Informaciones SA, Class A	1,752,528	1,602,860
#	Prosegur Cash SA	158,555	161,657
	Prosegur Cia de Seguridad SA	1,584,655	5,186,254
*	Realia Business SA	1,667,905	1,393,226
	Renta 4 Banco SA	442	4,366
	Sacyr SA	2,889,691	7,356,067
*	Solaria Energia y Medio Ambiente SA	395,783	7,159,215
*	Solarpack Corp. Tecnologica SA	3,377	105,039
*	Talgo SA	587,102	3,323,554
*	Tecnicas Reunidas SA	188,993	2,396,367
# *	Tubacex SA	692,872	1,226,093
	Unicaja Banco SA	2,748,739	2,820,692
	Vidrala SA	122,984	14,685,671
#	Viscofan SA	280,336	19,540,339
*	Vocento SA	352,577	468,855
	Zardoya Otis SA	1,131,276	7,806,455
TOTAL SPAIN			327,888,159

SWEDEN — (8.9%)
	AcadeMedia AB	415,939	3,932,719

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Adapteo Oyj	280,480	$5,382,636
	AddLife AB, Class B	251,737	7,738,728
	AddNode Group AB	86,417	3,181,203
	AddTech AB, Class B	727,828	12,081,945
*	AF Poyry AB	402,438	13,243,319
	Alimak Group AB	253,043	4,128,995
#	Ambea AB	142,867	1,064,184
*	Annehem Fastigheter AB, Class B	126,142	480,623
*	Arise AB	70,657	360,495
	Arjo AB, Class B	1,036,474	10,683,947
	Atrium Ljungberg AB, Class B	236,836	5,391,049
*	Attendo AB	714,039	3,268,081
	Avanza Bank Holding AB	114,164	3,561,795
*	Balco Group AB	979	12,352
	Beijer Alma AB	282,919	5,636,248
*	Beijer Electronics Group AB	93,898	539,525
	Bergman & Beving AB	193,579	3,000,678
	Bergs Timber AB, Class B	62,277	37,711
	Besqab AB	21,962	439,782
	Betsson AB, Class B	925,914	7,554,488
*	Better Collective A/S	33,607	797,698
*	BHG Group AB	186,594	3,610,260
	Bilia AB, Class A	620,818	13,162,452
	BillerudKorsnas AB	29,579	587,281
	BioGaia AB, Class B	121,272	6,749,586
	Biotage AB	390,521	9,247,616
	Bjorn Borg AB	13,009	45,326
	Bonava AB, Class B	474,123	5,220,244
*	Boozt AB	138,771	3,050,530
	Bravida Holding AB	816,591	11,820,426
	Bufab AB	215,726	5,976,683
	Bulten AB	115,761	1,390,435
	Bure Equity AB	377,102	16,301,717
	Byggmax Group AB	356,302	3,230,777
# *	Calliditas Therapeutics AB, Class B	75,130	1,098,281
	Catella AB	25,263	83,005
	Catena AB	152,830	8,174,225
# *	Catena Media P.L.C.	117,350	939,034
*	Cavotec SA	79,682	219,746
	Cellavision AB	10,046	432,609
*	Clas Ohlson AB, Class B	160,145	1,651,574
	Cloetta AB, Class B	1,667,395	4,977,880
*	Collector AB	134,446	573,480
	Concentric AB	354,479	7,286,653
#	Coor Service Management Holding AB	270,442	2,143,522
	Corem Property Group AB, Class B	4,350,002	9,856,080
	Dios Fastigheter AB	767,655	7,947,440
*	Doro AB	155,569	1,052,124
*	Duni AB	215,342	2,785,174
#	Dustin Group AB	450,607	5,948,993
	Eastnine AB	126,421	1,972,576
	Elanders AB, Class B	54,920	1,055,271
*	Electrolux Professional AB, Class B	150,340	1,065,810
*	Eltel AB	206,068	535,441
*	Enea AB	102,697	2,473,476
#	Eolus Vind AB, Class B	25,899	608,702
	eWork Group AB	32,666	375,739
	Fagerhult AB	293,570	2,353,579
#	FastPartner AB, Class A	1,130	13,113

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Fenix Outdoor International AG	19,485	$2,732,722
	Ferronordic AB	1,301	34,272
*	Fingerprint Cards AB, Class B	634,700	2,423,982
#	G5 Entertainment AB	14,895	916,570
	GARO AB	1,190	16,406
	GHP Specialty Care AB	41,172	142,448
	Granges AB	793,999	11,028,077
*	Haldex AB	319,054	2,112,802
	Heba Fastighets AB, Class B	134,907	2,081,777
	Hexatronic Group AB	18,571	278,410
	HMS Networks AB	121,137	5,124,474
*	Hoist Finance AB	461,349	1,875,625
	Hufvudstaden AB, Class A	3,030	51,517
*	Humana AB	122,339	960,407
*	IAR Systems Group AB	1,213	19,871
# *	Immunovia AB	8,077	94,168
	Instalco AB	55,550	2,305,622
# *	International Petroleum Corp.	61,606	283,580
	INVISIO AB	555	12,236
	Inwido AB	457,409	7,909,406
	JM AB	481,244	16,635,026
*	John Mattson Fastighetsforetagen AB	4,521	82,590
	Karnov Group AB	24,623	151,509
*	Karo Pharma AB	8,362	53,547
	Kindred Group P.L.C.	1,227,634	19,259,660
	KNOW IT AB	198,924	6,521,393
#	Kungsleden AB	1,416,636	17,145,901
	Lagercrantz Group AB, Class B	1,384,344	15,056,568
	LeoVegas AB	272,442	1,210,370
	Lime Technologies AB	8,087	307,828
	Lindab International AB	580,067	13,540,786
	Loomis AB	357,375	11,180,041
*	Medcap AB	4,211	104,348
	Medicover AB, Class B	31,568	865,848
*	Mekonomen AB	281,075	4,644,486
	Midsona AB, Class B	8,545	70,724
	MIPS AB	19,191	1,650,655
*	Modern Times Group MTG AB, Class B	434,021	5,868,211
	Momentum Group AB, Class B	139,655	2,849,283
	Munters Group AB	1,207	10,796
	Mycronic AB	391,890	11,828,372
	NCAB Group AB	1,185	61,945
	NCC AB, Class B	236,798	4,042,439
*	Nederman Holding AB	30,189	597,857
*	Nelly Group AB	47,409	184,266
*	Net Insight AB, Class B	1,267,535	435,189
*	New Wave Group AB, Class B	426,925	5,414,433
	Nobia AB	852,732	7,271,752
*	Nobina AB	732,991	6,658,372
	Nolato AB, Class B	1,585,230	15,613,402
*	Nordic Entertainment Group AB, Class B	3,922	172,997
	Nordic Waterproofing Holding AB	66,975	1,445,054
	NP3 Fastigheter AB	155,617	3,047,793
	Nyfosa AB	1,249,698	16,902,529
	OEM International AB, Class B	143,694	2,153,193
*	Pandox AB	262,564	4,373,313
	Peab AB, Class B	516,187	6,379,383
	Platzer Fastigheter Holding AB, Class B	250,352	3,794,706
	Pricer AB, Class B	892,974	3,306,015

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	186,907	$1,837,072
# *	Qliro AB	70,318	310,394
#	Ratos AB, Class B	1,541,107	9,349,515
*	RaySearch Laboratories AB	160,684	1,642,233
	Resurs Holding AB	678,931	3,354,438
*	Rottneros AB	672,020	683,069
# *	SAS AB	8,113,247	1,991,259
	Scandi Standard AB	397,762	2,664,112
# *	Scandic Hotels Group AB	355,642	1,390,411
	Sectra AB, Class B	115,969	8,977,559
*	Semcon AB	118,592	1,657,399
*	Sensys Gatso Group AB	2,726,230	350,408
# *	SkiStar AB	321,068	5,351,233
*	Starbreeze AB	37,435	5,496
*	Systemair AB	90,209	3,264,095
	Tethys Oil AB	86,203	589,615
	Troax Group AB	214,262	6,999,637
	VBG Group AB, Class B	26,732	551,378
	Vitec Software Group AB, Class B	16,208	670,559
	Wihlborgs Fastigheter AB	636,424	13,802,778
TOTAL SWEDEN			555,274,673

SWITZERLAND — (14.2%)
	Allreal Holding AG	112,905	22,224,176
	ALSO Holding AG	44,564	12,863,942
*	APG SGA SA	8,849	2,169,506
	Arbonia AG	343,677	6,574,304
*	Aryzta AG	5,973,238	8,161,880
*	Ascom Holding AG	163,952	2,709,695
*	Autoneum Holding AG	21,144	3,950,920
	Bachem Holding AG, Class B	6,041	3,583,295
	Baloise Holding AG	26,299	4,106,260
	Banque Cantonale de Geneve	9,528	1,777,115
	Banque Cantonale du Jura SA	3,848	224,602
	Banque Cantonale Vaudoise	51,200	4,600,749
	Belimo Holding AG	60,560	27,734,394
	Bell Food Group AG	14,632	4,489,131
	Bellevue Group AG	57,974	2,508,194
	Berner Kantonalbank AG	28,933	6,458,830
	BKW AG	150,820	15,708,472
*	Bobst Group SA	65,642	5,251,353
	Bossard Holding AG, Class A	42,851	13,095,022
	Bucher Industries AG	54,197	28,380,069
	Burckhardt Compression Holding AG	541	219,226
	Burkhalter Holding AG	28,640	2,074,997
	Bystronic AG	9,616	13,008,427
	Calida Holding AG	33,135	1,254,404
# *	Carlo Gavazzi Holding AG	2,982	817,956
	Cembra Money Bank AG	187,433	21,028,235
#	Cicor Technologies, Ltd.	14,897	849,900
	Cie Financiere Tradition SA	10,803	1,343,568
#	Clariant AG	339,571	6,761,629
	Coltene Holding AG	26,808	3,635,388
	Comet Holding AG	3,990	1,098,863
*	COSMO Pharmaceuticals NV	986	90,894
	Daetwyler Holding AG	7,324	2,475,941
	DKSH Holding AG	225,777	17,296,379
	dormakaba Holding AG	23,579	16,081,833
*	Dottikon Es Holding AG	1,430	392,601

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Dufry AG	308,204	$18,288,297
	EFG International AG	687,616	5,644,394
	Emmi AG	15,057	15,450,938
	Energiedienst Holding AG	83,637	3,211,401
# *	Evolva Holding SA	3,349,123	639,528
*	Feintool International Holding AG	16,000	1,023,967
*	Flughafen Zurich AG	126,351	20,916,537
	Forbo Holding AG	8,413	15,926,293
	Fundamenta Real Estate AG	1,593	32,876
	Galenica AG	62,567	4,417,191
*	GAM Holding AG	1,195,762	2,599,180
	Georg Fischer AG	31,470	46,733,202
	Gurit Holding AG	3,022	6,596,523
	Helvetia Holding AG	229,898	24,755,199
	Hiag Immobilien Holding AG	20,400	2,246,900
# *	HOCHDORF Holding AG	6,697	416,622
	Huber & Suhner AG	94,378	7,980,073
	Hypothekarbank Lenzburg AG	6	27,753
*	Implenia AG	120,182	3,127,400
*	Ina Invest Holding AG	25,352	510,773
	Inficon Holding AG	14,229	16,456,871
	Interroll Holding AG	4,787	18,984,025
	Intershop Holding AG	10,420	6,845,462
	Investis Holding SA	4,052	448,810
*	Jungfraubahn Holding AG	17,432	2,752,386
	Kardex Holding AG	47,102	10,902,000
*	Komax Holding AG	20,442	5,165,302
#	Kudelski SA	217,692	979,713
	Landis+Gyr Group AG	60,448	4,221,793
*	Lastminute.com NV	23,689	1,035,528
	LEM Holding SA	3,875	8,125,806
	Liechtensteinische Landesbank AG	64,323	3,675,626
	Luzerner Kantonalbank AG	20,110	9,321,323
*	Medacta Group SA	1,398	183,672
*	Medartis Holding AG	1,668	153,946
*	Meier Tobler Group AG	45,826	805,643
	Metall Zug AG	1,092	2,454,446
# *	Meyer Burger Technology AG	2,931,882	1,810,957
*	Mikron Holding AG	8,692	62,567
	Mobilezone Holding AG	282,325	3,322,471
	Mobimo Holding AG	55,407	18,206,482
	OC Oerlikon Corp. AG	1,593,497	17,696,395
*	Orascom Development Holding AG	93,520	1,244,254
#	Orell Fuessli AG	5,028	531,003
	Orior AG	37,151	3,356,928
	Peach Property Group AG	1,034	61,511
	Phoenix Mecano AG	4,472	2,208,941
	Plazza AG, Class A	6,895	2,415,325
	PSP Swiss Property AG	322,767	40,984,586
*	Rieter Holding AG	20,000	3,915,637
	Romande Energie Holding SA	2,625	3,801,227
#	Schaffner Holding AG	3,363	1,104,756
	Schweiter Technologies AG	7,099	10,413,428
#	Schweizerische Nationalbank	23	131,844
*	Sensirion Holding AG	6,167	494,649
	SFS Group AG	124,609	17,945,205
	Siegfried Holding AG	31,383	29,451,400
	SIG Combibloc Group AG	200,288	5,453,531
	Softwareone Holding AG	73,209	1,731,972

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	17,325	$7,700,564
	Sulzer AG	134,108	18,556,765
	Swiss Prime Site AG	55,059	5,464,434
# *	Swiss Steel Holding AG	3,266,809	1,590,383
	Swissquote Group Holding SA	77,115	11,664,943
	Tecan Group AG	5,405	2,678,282
	Thurgauer Kantonalbank	3,152	364,730
# *	Tornos Holding AG	26,632	165,039
*	TX Group AG	17,310	1,607,386
	u-blox Holding AG	45,291	3,331,537
	Valiant Holding AG	107,176	10,634,900
*	Valora Holding AG	27,553	5,798,368
	VAT Group AG	161,138	53,587,903
	Vaudoise Assurances Holding SA	6,746	3,501,074
	Vetropack Holding AG	64,876	3,917,806
# *	Von Roll Holding AG	378,198	359,760
	Vontobel Holding AG	218,745	17,071,708
	VP Bank AG, Class A	24,056	2,888,312
	VZ Holding AG	90,005	7,621,224
*	V-ZUG Holding AG	10,820	1,665,130
	Walliser Kantonalbank	18,991	2,186,544
	Warteck Invest AG	27	70,009
#	Ypsomed Holding AG	9,183	1,430,649
	Zehnder Group AG	82,191	7,848,115
	Zug Estates Holding AG, Class B	1,186	2,550,938
	Zuger Kantonalbank AG	700	5,219,856
TOTAL SWITZERLAND			883,880,977

UNITED STATES — (0.0%)
# *	Arko Corp.	135,431	1,232,001

TOTAL COMMON STOCKS			5,862,860,989

PREFERRED STOCKS — (0.0%)

GERMANY — (0.0%)
	Biotest AG	98,343	3,906,759
	Draegerwerk AG & Co. KGaA	60,431	5,720,007
	Fuchs Petrolub SE	284,114	13,826,230
	Jungheinrich AG	361,192	17,666,837
	Sixt SE	116,451	9,396,444
	STO SE & Co. KGaA	13,696	2,990,655
	Villeroy & Boch AG	41,904	890,021
TOTAL GERMANY			0

RIGHTS/WARRANTS—(0.0%)

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	497,492	0

ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	754,243	54,913

SPAIN — (0.0%)
*	Laboratorio Reig Jofre SA Rights Exp 06/24/21	10,233	507

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Sacyr SA Rights Exp 06/30/21	2,889,691	$183,486
TOTAL SPAIN			183,993

TOTAL RIGHTS/WARRANTS			238,906

TOTAL INVESTMENT SECURITIES (Cost $4,055,220,692)			5,917,820,070

			Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@ §	The DFA Short Term Investment Fund	25,679,222	297,108,601
TOTAL INVESTMENTS — (100.0%) (Cost $4,352,300,906)			$6,214,928,671
BAM	Build America Mutual
P.L.C.	Public Limited Company
SA	Special Assessment
EUR	Euro
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Germany	—	$323,222	—	$323,222
Common Stocks
Austria	—	219,237,007	—	219,237,007
Belgium	$2,817,115	221,705,911	—	224,523,026
Denmark	—	327,515,397	—	327,515,397
Finland	—	369,378,686	—	369,378,686
France	—	628,121,594	—	628,121,594
Germany	—	950,353,676	—	950,353,676
Ireland	—	51,963,254	—	51,963,254
Israel	1,003,740	199,814,935	—	200,818,675
Italy	—	517,973,615	—	517,973,615
Luxembourg	—	162,519	—	162,519
Netherlands	4,590,678	415,672,455	—	420,263,133
Norway	—	141,266,739	—	141,266,739
Portugal	—	43,007,858	—	43,007,858
Spain	7,966,686	319,921,473	—	327,888,159
Sweden	—	555,274,673	—	555,274,673
Switzerland	—	883,880,977	—	883,880,977
United States	—	1,232,001	—	1,232,001

The Continental Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$54,396,953	—	$54,396,953
Rights/Warrants
Italy	—	54,913	—	54,913
Spain	—	183,993	—	183,993
Securities Lending Collateral	—	297,108,601	—	297,108,601
TOTAL	$16,378,219	$6,198,550,452	—	$6,214,928,671

See accompanying Notes to Financial Statements.

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

		Shares	Value†
COMMON STOCKS — (84.6%)
COMMUNICATION SERVICES — (1.3%)
# *	AcuityAds Holdings, Inc.	101,377	$1,005,919
# *	Aimia, Inc.	747,208	2,941,574
#	Cogeco Communications, Inc.	61,201	5,984,328
	Cogeco, Inc.	28,030	2,173,930
#	Corus Entertainment, Inc., Class B	982,181	5,039,264
*	MDF Commerce, Inc.	32,674	291,261
*	TeraGo, Inc.	2,400	11,036
# *	WildBrain, Ltd.	612,863	1,374,443
#	Yellow Pages, Ltd.	105,820	1,254,884
TOTAL COMMUNICATION SERVICES			20,076,639

CONSUMER DISCRETIONARY — (6.0%)
*	Aritzia, Inc.	427,638	12,791,882
*	AutoCanada, Inc.	139,673	5,627,033
	BMTC Group, Inc.	20,581	246,554
# *,*	Canada Goose Holdings, Inc.	261,127	11,420,716
*	Dorel Industries, Inc., Class B	82,829	1,043,715
	Exco Technologies, Ltd.	164,124	1,379,616
*	Gamehost, Inc.	83,699	580,005
*	Great Canadian Gaming Corp.	428,062	15,370,313
	Leon’s Furniture, Ltd.	171,679	3,116,148
#	Linamar Corp.	216,634	13,587,684
#	Martinrea International, Inc.	518,668	5,468,692
*	MTY Food Group, Inc.	81,414	3,584,052
	Park Lawn Corp.	121,994	3,281,123
	Pizza Pizza Royalty Corp.	156,674	1,368,812
*	Points International, Ltd.	58,847	1,018,953
#	Pollard Banknote, Ltd.	31,517	1,437,029
*	Recipe Unlimited Corp.	76,777	1,316,160
*	Reitmans Canada, Ltd., Class A	125,155	45,434
	Sleep Country Canada Holdings, Inc.	160,435	3,840,034
*	Spin Master Corp.	114,340	4,447,785
*	Uni-Select, Inc.	193,659	2,563,685
	Zenith Capital Corp.	111,820	27,278
TOTAL CONSUMER DISCRETIONARY			93,562,703

CONSUMER STAPLES — (4.7%)
*	Alcanna, Inc.	125,550	677,581
	Andrew Peller, Ltd., Class A	168,200	1,287,688
	Corby Spirit and Wine, Ltd.	87,267	1,268,596
	High Liner Foods, Inc.	89,880	985,374
#	Jamieson Wellness, Inc.	275,646	7,516,001
#	KP Tissue, Inc.	45,700	382,308
	Lassonde Industries, Inc., Class A	17,800	2,484,188
#	Maple Leaf Foods, Inc.	355,793	7,385,087
*	Mav Beauty Brands, Inc.	7,000	26,823
#	North West Co., Inc. (The)	319,480	9,069,459
#	Premium Brands Holdings Corp.	182,482	18,538,204
	Primo Water Corp.	813,424	13,609,563
	Primo Water Corp.	96,682	1,617,490
#	Rogers Sugar, Inc.	712,254	3,321,094
# *	SunOpta, Inc.	291,540	3,567,814

The Canadian Small Company Series

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
# *,*	Village Farms International, Inc.	55,610	$595,489
TOTAL CONSUMER STAPLES			72,332,759

ENERGY — (16.1%)
# *	Advantage Energy, Ltd.	918,066	3,747,510
# *	Africa Oil Corp.	1,333,299	1,279,950
	ARC Resources, Ltd.	2,772,777	23,598,577
*	Athabasca Oil Corp.	2,177,410	1,721,412
#	Birchcliff Energy, Ltd.	1,289,021	5,407,316
#	Cameco Corp.	731,726	14,034,505
#	Canacol Energy, Ltd.	930,762	2,545,403
*	Cardinal Energy, Ltd.	245,096	690,048
*	CES Energy Solutions Corp.	1,207,291	1,879,696
	Computer Modelling Group, Ltd.	464,145	1,913,344
#	Crescent Point Energy Corp.	2,370,438	10,727,781
*	Crew Energy, Inc.	384,876	686,170
# *	Denison Mines Corp.	2,613,375	3,183,443
#	Enerflex, Ltd.	448,285	3,034,133
# *	Energy Fuels, Inc.	347,960	2,102,467
#	Enerplus Corp.	1,046,075	7,518,981
*	Ensign Energy Services, Inc.	617,495	1,115,835
*	Fission Uranium Corp.	1,962,000	997,144
#	Freehold Royalties, Ltd.	447,473	3,526,792
*	Frontera Energy Corp.	244,929	1,513,517
*	Gasfrac Energy Services, Inc.	91,560	0
#	Gibson Energy, Inc.	940,791	18,024,997
# *	Gran Tierra Energy, Inc.	1,826,935	1,355,905
#	Inter Pipeline, Ltd.	885,858	14,399,838
# *	Kelt Exploration, Ltd.	773,541	2,202,807
#	Keyera Corp.	445,938	11,983,055
*	Lightstream Resources, Ltd.	687,816	0
# *	MEG Energy Corp.	2,470,617	17,877,892
	North American Construction Group, Ltd.	127,986	1,948,846
# *	NuVista Energy, Ltd.	1,093,750	3,511,717
	Ovintiv, Inc.	36,160	1,139,699
# *	Paramount Resources, Ltd., Class A	332,422	4,601,779
*	Parex Resources, Inc.	786,291	13,130,222
#	Parkland Corp.	476,900	15,411,918
#	Pason Systems, Inc.	389,622	2,806,812
#	Peyto Exploration & Development Corp.	789,824	5,320,289
	PHX Energy Services Corp.	74,028	267,542
#	PrairieSky Royalty, Ltd.	1,029,307	12,463,616
# *	Precision Drilling Corp.	67,041	2,793,908
# *	Questerre Energy Corp., Class A	797,460	112,581
#	Secure Energy Services, Inc.	723,755	2,458,058
# *	ShawCor, Ltd.	320,715	1,529,062
*	Storm Resources, Ltd.	5,600	19,109
*	Surge Energy, Inc.	145,865	78,840
*	Tamarack Valley Energy, Ltd.	1,151,040	2,386,393
	TerraVest Industries, Inc.	3,700	57,966
*	Tervita Corp.	17,908	75,988
	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	1,343,128
*	Total Energy Services, Inc.	208,963	758,579
*	Touchstone Exploration, Inc.	18,697	20,513
*	TransGlobe Energy Corp.	255,087	487,703
# *	Trican Well Service, Ltd.	1,170,524	2,521,216
# *,*	Vermilion Energy, Inc.	558,387	4,891,603
#	Whitecap Resources, Inc.	2,632,329	13,080,952

The Canadian Small Company Series

CONTINUED

		Shares	Value†
ENERGY — (Continued)
# *	Yangarra Resources, Ltd.	323,471	$430,564
TOTAL ENERGY			250,717,121

FINANCIALS — (10.0%)
	AGF Management, Ltd., Class B	292,248	1,871,934
#	Alaris Equity Partners Income	153,883	2,104,160
	Canaccord Genuity Group, Inc.	444,384	4,868,292
	Canadian Western Bank	456,902	12,826,871
#	Chesswood Group, Ltd.	56,542	599,356
#	CI Financial Corp.	770,765	14,145,615
	Clairvest Group, Inc.	1,900	107,523
#	ECN Capital Corp.	2,488,693	18,671,220
	E-L Financial Corp., Ltd.	7,178	5,500,325
#	Element Fleet Management Corp.	1,406,781	16,410,175
	Equitable Group, Inc.	53,142	5,703,033
#	Fiera Capital Corp.	302,075	2,651,320
	Firm Capital Mortgage Investment Corp.	185,919	2,209,250
	First National Financial Corp.	61,776	2,452,402
	goeasy, Ltd.	39,839	5,098,145
# *	GoldMoney, Inc.	125,000	272,265
	Guardian Capital Group, Ltd., Class A	88,614	2,330,442
*	Home Capital Group, Inc.	303,217	9,099,445
	iA Financial Corp., Inc.	240,867	13,114,000
	Kingsway Financial Services, Inc.	13,070	65,351
#	Laurentian Bank of Canada	412,090	14,524,211
# *	RF Capital Group, Inc.	173,928	294,651
#	Sprott, Inc.	121,492	4,781,847
	Timbercreek Financial Corp.	506,740	3,899,887
	TMX Group, Ltd.	67,781	7,159,765
*	Trisura Group, Ltd.	38,753	5,183,011
TOTAL FINANCIALS			155,944,496

HEALTH CARE — (1.0%)
# *	Charlottes Web Holdings, Inc.	26,216	93,689
# *	Cronos Group, Inc.	482,409	4,148,717
#	Extendicare, Inc.	498,639	3,423,215
	HLS Therapeutics, Inc.	6,100	83,312
*	Knight Therapeutics, Inc.	808,695	3,425,015
#	Medical Facilities Corp.	157,139	888,629
#	Sienna Senior Living, Inc.	282,531	3,747,023
*	Viemed Healthcare, Inc.	44,949	321,412
TOTAL HEALTH CARE			16,131,012

INDUSTRIALS — (11.7%)
	Aecon Group, Inc.	270,661	3,930,218
#	AG Growth International, Inc.	136,123	4,229,960
#	Algoma Central Corp.	48,800	645,628
# *	ATS Automation Tooling Systems, Inc.	441,354	12,668,099
#	Badger Infrastructure Solutions, Ltd.	143,356	4,350,639
#	Bird Construction, Inc.	255,438	1,819,553
*	Black Diamond Group, Ltd.	237,417	766,108
*	Bombardier, Inc., Class A	49,600	58,419
# *	Bombardier, Inc., Class B	800,191	755,263
	Calian Group, Ltd.	40,508	1,964,292
	Cervus Equipment Corp.	47,197	628,227
	Dexterra Group, Inc.	146,443	809,239
# *	DIRTT Environmental Solutions	273,168	1,176,764
	Doman Building Materials Group, Ltd.	337,453	2,275,820

The Canadian Small Company Series

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Exchange Income Corp.	56,748	$1,824,762
	Finning International, Inc.	885,513	23,180,782
*	GDI Integrated Facility Services, Inc.	12,500	517,606
#	Hardwoods Distribution, Inc.	15,802	470,644
*	Heroux-Devtek, Inc.	239,845	3,453,722
*	IBI Group, Inc.	113,900	939,059
	K-Bro Linen, Inc.	57,753	2,019,212
	LifeWorks, Inc.	401,948	10,836,643
	Magellan Aerospace Corp.	112,778	950,734
#	Mullen Group, Ltd.	376,027	4,052,695
#	NFI Group, Inc.	265,623	6,036,302
*	Patriot One Technologies, Inc.	120,000	47,919
#	Richelieu Hardware, Ltd.	361,973	11,715,357
	Russel Metals, Inc.	339,623	9,279,631
#	Savaria Corp.	184,973	2,990,367
#	SNC-Lavalin Group, Inc.	666,544	17,341,113
#	Stantec, Inc.	287,574	12,831,331
	TFI International, Inc.	245,978	22,456,704
	Toromont Industries, Ltd.	47,829	4,167,096
#	Transcontinental, Inc., Class A	346,473	6,506,850
	Wajax Corp.	99,180	1,925,033
#	Westshore Terminals Investment Corp.	203,386	2,802,382
TOTAL INDUSTRIALS			182,424,173

INFORMATION TECHNOLOGY — (4.4%)
	Absolute Software Corp.	303,292	4,386,920
# *,*	BlackBerry, Ltd.	1,763,007	21,544,320
*	Celestica, Inc.	611,816	4,797,715
*	Descartes Systems Group, Inc. (The)	69,977	4,839,597
	Enghouse Systems, Ltd.	263,395	11,726,985
	Evertz Technologies, Ltd.	146,939	1,705,754
*	EXFO, Inc.	60,487	359,135
*	Kinaxis, Inc.	99,954	13,148,999
*	Photon Control, Inc.	206,361	595,976
	Quarterhill, Inc.	575,556	1,183,985
# *	Sierra Wireless, Inc.	241,452	4,577,381
	TECSYS, Inc.	7,353	248,007
	Vecima Networks, Inc.	6,059	79,428
TOTAL INFORMATION TECHNOLOGY			69,194,202

MATERIALS — (19.1%)
# *	5N Plus, Inc.	414,065	985,392
#	Acadian Timber Corp.	65,067	1,019,887
#	AirBoss of America Corp.	76,006	2,176,680
#	Alamos Gold, Inc., Class A	2,014,411	15,389,212
#	Altius Minerals Corp.	169,012	2,321,938
# *	Americas Gold & Silver Corp.	86,596	129,936
*	Amerigo Resources, Ltd.	18,200	17,325
*	Argonaut Gold, Inc.	1,555,539	3,726,970
*	Calibre Mining Corp.	144,705	192,613
*	Canfor Corp.	290,422	6,644,376
*	Canfor Pulp Products, Inc.	138,951	874,329
# *	Capstone Mining Corp.	2,456,528	10,661,601
#	Cascades, Inc.	430,569	5,300,486
#	Centerra Gold, Inc.	1,270,606	9,645,373
	China Gold International Resources Corp., Ltd.	1,488,085	3,985,513
# *	Copper Mountain Mining Corp.	690,855	2,028,648
	Dundee Precious Metals, Inc.	810,500	4,910,338

The Canadian Small Company Series

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
# *,*	Eldorado Gold Corp.	775,507	$7,703,421
	Endeavour Mining PLC	881,363	18,926,986
# *	Endeavour Silver Corp.	360,197	2,205,466
# *	Equinox Gold Corp.	64,479	447,859
# *	ERO Copper Corp.	164,632	3,454,403
#	First Majestic Silver Corp.	777,295	12,280,199
# *	First Mining Gold Corp.	749,400	275,070
# *,*	Fortuna Silver Mines, Inc.	1,012,133	5,631,344
# *	Galiano Gold, Inc.	696,057	763,664
*	GoGold Resources, Inc.	40,000	99,387
*	Gold Standard Ventures Corp.	10,700	6,129
*	Golden Star Resources, Ltd.	374,657	1,057,841
# *	Great Panther Mining, Ltd.	91,900	57,827
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,101,201	7,329,355
# *	i-80 Gold Corp.	399,340	808,602
# *,*	IAMGOLD Corp.	2,797,493	8,240,513
# *	Imperial Metals Corp.	381,251	1,384,019
	Interfor Corp.	306,441	7,673,385
	Intertape Polymer Group, Inc.	203,244	4,712,191
*	Ivanhoe Mines, Ltd., Class A	2,121,673	15,318,630
*	Karora Resources, Inc.	8,355	26,893
#	Labrador Iron Ore Royalty Corp.	289,259	10,960,387
# *	Largo Resources, Ltd.	57,371	893,242
# *	Lucara Diamond Corp.	1,564,773	946,741
# *	Lundin Gold, Inc.	86,276	724,535
*	MAG Silver Corp.	9,800	204,918
# *	Major Drilling Group International, Inc.	441,505	3,052,354
*	Mandalay Resources Corp.	464	1,152
# *	Marathon Gold Corp.	147,500	383,148
	Maverix Metals, Inc.	11,724	63,192
#	Methanex Corp.	228,175	7,556,667
*	New Gold, Inc.	3,469,405	6,241,347
*	Northern Dynasty Minerals, Ltd.	76,877	37,211
# *	OceanaGold Corp.	3,272,419	6,203,763
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties, Ltd.	550,720	7,548,187
# *	Osisko Mining, Inc.	219,488	547,126
*	PolyMet Mining Corp.	64,208	231,535
# *	Pretium Resources, Inc.	749,081	7,164,675
*	Roxgold, Inc.	1,208,860	1,843,131
# *	Sabina Gold & Silver Corp.	1,421,714	2,007,099
# *	Sandstorm Gold, Ltd.	792,058	6,255,444
*	Seabridge Gold, Inc.	100,874	1,768,600
#	SSR Mining, Inc.	998,166	15,589,295
	Stella-Jones, Inc.	234,984	8,460,258
*	Taseko Mines, Ltd.	1,204,804	2,527,017
# *	Torex Gold Resources, Inc.	381,514	4,394,982
# *	Trevali Mining Corp.	2,559,289	443,891
# *,*	Turquoise Hill Resources, Ltd.	366,862	6,188,579
*	Victoria Gold Corp.	15,270	227,276
*	Wesdome Gold Mines, Ltd.	637,024	6,043,403
#	Western Forest Products, Inc.	1,866,235	3,176,634
#	Winpak, Ltd.	124,683	3,889,554
#	Yamana Gold, Inc.	3,233,894	13,618,043
TOTAL MATERIALS			297,607,187

REAL ESTATE — (3.0%)
#	Altus Group, Ltd.	261,893	12,137,587

The Canadian Small Company Series

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Bridgemarq Real Estate Services	53,069	$735,071
#	Colliers International Group, Inc.	138,175	15,473,874
	DREAM Unlimited Corp., Class A	246,187	5,258,980
	Information Services Corp.	20,881	513,771
# *	Invesque, Inc.	191,266	539,370
*	Mainstreet Equity Corp.	31,349	2,634,166
	Melcor Developments, Ltd.	55,340	598,222
	Morguard Corp.	21,982	2,503,033
# *	Real Matters, Inc.	341,820	4,930,414
	Tricon Residential, Inc.	155,133	1,784,605
TOTAL REAL ESTATE			47,109,093

UTILITIES — (7.3%)
#	AltaGas, Ltd.	662,005	13,895,910
	Atco, Ltd., Class I	206,098	7,308,864
#	Boralex, Inc., Class A	549,954	16,747,954
#	Capital Power Corp.	771,649	25,491,309
#	Innergex Renewable Energy, Inc.	604,787	10,514,003
*	Maxim Power Corp.	61,434	143,722
#	Polaris Infrastructure, Inc.	115,463	1,800,500
#	Superior Plus Corp.	781,510	9,627,023
	TransAlta Corp.	16,789	167,554
	TransAlta Corp.	1,784,708	17,780,852
#	TransAlta Renewables, Inc.	614,934	10,333,233
TOTAL UTILITIES			113,810,924

TOTAL COMMON STOCKS			1,318,910,309

RIGHTS/WARRANTS — (0.1%)

ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	222,371

MATERIALS — (0.1%)
*	Pan American Silver Corp. Rights 02/22/29	1,876,416	1,594,954

TOTAL RIGHTS/WARRANTS			1,817,325

TOTAL INVESTMENT SECURITIES (Cost $927,343,868)			1,320,727,634

SECURITIES LENDING COLLATERAL — (15.3%)
@ §	The DFA Short Term Investment Fund	20,669,346	239,144,334

TOTAL INVESTMENTS — (100.0%) (Cost $1,166,472,859)			$1,559,871,968
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

The Canadian Small Company Series

CONTINUED

Summary of the Series’ investments as of June 30, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,076,639	—	—	$20,076,639
Consumer Discretionary	93,535,425	$27,278	—	93,562,703
Consumer Staples	72,332,759	—	—	72,332,759
Energy	250,717,121	—	—	250,717,121
Financials	155,944,496	—	—	155,944,496
Health Care	16,131,012	—	—	16,131,012
Industrials	182,424,173	—	—	182,424,173
Information Technology	69,194,202	—	—	69,194,202
Materials	297,607,187	—	—	297,607,187
Real Estate	47,109,093	—	—	47,109,093
Utilities	113,810,924	—	—	113,810,924
Rights/Warrants
Energy	—	222,371	—	222,371
Materials	—	1,594,954	—	1,594,954
Securities Lending Collateral	—	239,144,334	—	239,144,334
TOTAL	$1,318,883,031	$240,988,937	—	$1,559,871,968

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
	Accrete, Inc.	20,600	$335,280
#	Adways, Inc.	94,000	672,542
#	Aeria, Inc.	15,800	60,337
	Akatsuki, Inc.	45,400	1,238,593
*	Allied Architects, Inc.	13,500	82,542
# *	AlphaPolis Co. Ltd.	10,700	291,469
	Amuse, Inc.	30,300	589,624
	ARTERIA Networks Corp.	49,900	704,095
	Asahi Broadcasting Group Holdings Corp.	57,600	363,161
#	Asahi Net, Inc.	109,100	689,317
*	Atrae, Inc.	93,600	1,994,382
	Avex, Inc.	234,900	3,207,280
# *	Bengo4.com, Inc.	44,400	2,670,039
# *	Broadmedia Corp.	5,519	48,988
	Broccoli Co. Ltd.	4,400	50,698
*	CareerIndex, Inc.	6,500	58,543
	Carta Holdings, Inc.	28,300	608,267
#	Ceres, Inc.	50,700	1,275,677
*	COLOPL, Inc.	86,300	623,491
*	COOKPAD, Inc.	183,200	383,065
	Daiichikosho Co. Ltd.	13,100	475,654
	DeNA Co. Ltd.	342,300	6,323,026
	Digital Holdings, Inc.	56,800	871,046
#	Dip Corp.	196,100	7,035,928
# *	Drecom Co. Ltd.	22,600	102,189
*	eBook Initiative Japan Co. Ltd.	21,100	883,793
#	Faith, Inc.	56,010	315,777
	FAN Communications, Inc.	189,000	749,344
	Fibergate, Inc.	19,700	236,864
*	FreakOut Holdings, Inc.	5,800	93,733
	Freebit Co. Ltd.	55,300	643,347
	Fuji Media Holdings, Inc.	116,600	1,208,616
# *	GA Technologies Co. Ltd.	2,400	24,927
	Gakken Holdings Co. Ltd.	132,500	1,297,053
	geechs, Inc.	8,300	106,701
	Gree, Inc.	596,700	5,032,481
#	Gumi, Inc.	182,400	1,458,204
	GungHo Online Entertainment, Inc.	273,700	5,134,850
*	Imagica Group, Inc.	112,500	574,243
	Imagineer Co. Ltd.	1,600	13,754
	Intage Holdings, Inc.	223,800	3,779,214
	Internet Initiative Japan, Inc.	71,200	2,491,166
#	IPS, Inc.	17,200	273,492
	ITmedia, Inc.	53,900	1,110,577
# *	Itokuro, Inc.	46,200	367,146
*	Jimoty, Inc.	1,000	38,296
	J-Stream, Inc.	19,000	167,889
	Kamakura Shinsho Ltd.	25,700	207,645
*	KLab, Inc.	217,400	1,212,177
	Legs Co. Ltd.	20,700	295,994
*	LIFULL Co. Ltd.	444,000	1,393,353
*	Link-U, Inc.	2,500	27,508
# *	Macbee Planet, Inc.	2,400	209,637
	Macromill, Inc.	234,500	1,652,643
	MarkLines Co. Ltd.	72,900	2,064,628

The Japanese Small Company Series

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Marvelous, Inc.	195,700	$1,242,299
#	Members Co. Ltd.	50,400	1,533,008
	Mixi, Inc.	259,600	5,948,555
*	Mobile Factory, Inc.	10,500	100,674
#	MTI Ltd.	133,200	853,143
*	Mynet, Inc.	3,500	20,972
*	NexTone, Inc.	26,300	853,130
	Okinawa Cellular Telephone Co.	82,400	3,712,633
#	Orchestra Holdings, Inc.	3,000	120,249
	Oricon, Inc.	25,600	226,113
# *	PR Times, Inc.	11,900	382,817
	Proto Corp.	160,300	1,979,865
#	Septeni Holdings Co. Ltd.	437,600	1,846,871
# *	Shobunsha Holdings, Inc.	214,700	928,025
	SKY Perfect JSAT Holdings, Inc.	930,500	3,489,628
	SoldOut, Inc.	6,300	84,818
	TBS Holdings, Inc.	26,400	417,583
	Tohokushinsha Film Corp.	94,800	531,638
# *	Tokyu Recreation Co. Ltd.	19,200	831,547
#	Tow Co. Ltd.	259,000	788,978
	Trenders, Inc.	2,800	24,031
	TV Asahi Holdings Corp.	98,500	1,494,751
	Tv Tokyo Holdings Corp.	75,900	1,439,227
	Usen-Next Holdings Co. Ltd.	73,500	2,163,680
	ValueCommerce Co. Ltd.	111,400	4,396,656
#	V-Cube, Inc.	80,700	1,220,304
	Vector, Inc.	207,600	2,355,584
	Wowow, Inc.	37,900	771,728
	Zenrin Co. Ltd.	229,350	2,114,685
TOTAL COMMUNICATION SERVICES			105,693,477

CONSUMER DISCRETIONARY — (14.2%)
	Adastria Co. Ltd.	160,640	2,979,905
#	Adventure, Inc.	8,800	650,726
#	Aeon Fantasy Co. Ltd.	48,932	811,084
#	Ahresty Corp.	152,700	570,473
*	Aigan Co. Ltd.	58,900	109,082
	Ainavo Holdings Co. Ltd.	5,600	48,834
	Aisan Industry Co. Ltd.	213,700	1,574,661
*	Akebono Brake Industry Co. Ltd.	578,900	1,170,146
#	Alleanza Holdings Co. Ltd.	80,800	830,319
	Alpen Co. Ltd.	104,100	2,539,252
	Alpha Corp.	38,400	415,541
	Amiyaki Tei Co. Ltd.	28,200	760,627
#	AOKI Holdings, Inc.	244,500	1,492,783
*	Aoyama Trading Co. Ltd.	249,400	1,714,927
	Arata Corp.	87,800	3,107,985
	Arcland Service Holdings Co. Ltd.	94,800	1,881,541
	Asahi Co. Ltd.	110,100	1,278,710
	Asante, Inc.	43,400	669,559
*	Ashimori Industry Co. Ltd.	29,499	255,312
	ASKUL Corp.	226,900	3,081,922
	Asti Corp.	19,400	308,705
#	Atom Corp.	229,100	1,545,426
*	Atsugi Co. Ltd.	103,500	579,361
	Aucnet, Inc.	61,600	1,275,861
	Autobacs Seven Co. Ltd.	438,800	5,675,199
	Avantia Co. Ltd.	74,800	565,041
	Baroque Japan Ltd.	90,200	685,409

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Beauty Garage, Inc.	20,100	$699,720
	Beenos, Inc.	12,600	366,437
#	Belluna Co. Ltd.	335,500	2,355,933
	Benesse Holdings, Inc.	257,900	5,900,281
#	Bic Camera, Inc.	414,800	3,577,458
#	Bike O & Co. Ltd.	33,600	346,640
#	Bookoff Group Holdings Ltd.	66,600	575,429
#	Can Do Co. Ltd.	65,100	1,459,764
	Central Automotive Products Ltd.	81,500	2,124,248
	Central Sports Co. Ltd.	45,800	975,440
#	Chieru Co. Ltd.	1,900	21,060
#	Chiyoda Co. Ltd.	110,800	743,361
	Chofu Seisakusho Co. Ltd.	128,100	2,314,599
	Chuo Spring Co. Ltd.	81,700	708,455
	Cleanup Corp.	139,400	680,088
	Colowide Co. Ltd.	8,100	117,097
#	Corona Corp., Class A	97,200	780,953
#	Create Restaurants Holdings, Inc.	558,900	3,842,505
*	CROOZ, Inc.	19,600	210,219
	Curves Holdings Co. Ltd.	157,000	1,223,198
	Daido Metal Co. Ltd.	256,600	1,376,995
*	Daidoh Ltd.	97,800	146,700
	Daikoku Denki Co. Ltd.	56,400	599,912
	Daikyonishikawa Corp.	255,500	1,535,383
#	Daimaruenawin Co. Ltd.	3,400	38,099
	Dainichi Co. Ltd.	67,100	464,324
	DCM Holdings Co. Ltd.	735,000	7,166,332
#	Diamond Electric Holdings Co. Ltd.	5,100	95,008
	Doshisha Co. Ltd.	156,400	2,450,565
	Doutor Nichires Holdings Co. Ltd.	186,086	2,669,276
	Dynic Corp.	36,400	242,386
	Eagle Industry Co. Ltd.	168,200	1,796,651
	EAT & Holdings Co. Ltd.	33,000	624,373
#	EDION Corp.	546,800	5,189,502
	Enigmo, Inc.	157,600	1,496,769
	ES-Con Japan Ltd.	11,800	84,787
	Eslead Corp.	47,700	706,262
	ESTELLE Holdings Co. Ltd.	12,600	71,369
#	Exedy Corp.	191,400	2,851,051
	FCC Co. Ltd.	231,100	3,199,533
	Felissimo Corp.	20,600	246,988
	Fields Corp.	23,100	105,393
	Fine Sinter Co. Ltd.	10,300	142,936
#	First Juken Co. Ltd.	46,400	497,700
	First-corp, Inc.	45,300	316,584
#	FJ Next Co. Ltd.	106,600	948,098
	Foster Electric Co. Ltd.	134,000	955,247
	F-Tech, Inc.	88,600	495,774
#	Fuji Corp.	72,800	766,529
	Fuji Corp. Ltd.	175,400	1,061,245
	Fuji Kyuko Co. Ltd.	14,900	600,275
	Fujibo Holdings, Inc.	66,200	2,401,013
	Fujikura Composites, Inc.	127,100	889,534
	Fujishoji Co. Ltd.	52,700	425,562
*	Fujita Kanko, Inc.	8,800	186,333
#	FuKoKu Co. Ltd.	66,400	577,197
#	Furukawa Battery Co. Ltd.	88,000	1,228,545
	Furyu Corp.	113,200	1,641,842
	Futaba Industrial Co. Ltd.	346,800	1,357,721

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Gakkyusha Co. Ltd.	49,300	$605,907
	Genki Sushi Co. Ltd.	29,900	707,813
	Geo Holdings Corp.	213,100	2,263,970
*	Gfoot Co. Ltd.	7,000	24,439
#	Gift, Inc.	20,300	502,688
#	GLOBERIDE, Inc.	106,198	3,842,820
# *	Gokurakuyu Holdings Co. Ltd.	24,900	65,075
	Golf Digest Online, Inc.	64,100	734,206
#	GSI Creos Corp.	63,184	548,786
	G-Tekt Corp.	145,100	1,808,956
	Gunze Ltd.	102,300	3,942,865
	H2O Retailing Corp.	542,045	4,328,867
#	Hagihara Industries, Inc.	79,000	1,041,201
*	Hakuyosha Co. Ltd.	12,400	215,076
#	Hamee Corp.	36,100	392,085
	Handsman Co. Ltd.	43,500	668,986
	Happinet Corp.	99,600	1,311,458
	Harada Industry Co. Ltd.	23,300	206,571
	Hard Off Corp. Co. Ltd.	58,800	399,014
	Haruyama Holdings, Inc.	54,800	277,615
	Heian Ceremony Service Co. Ltd.	8,300	65,246
	Heiwa Corp.	158,800	2,831,570
#	HI-LEX Corp.	119,400	1,909,327
	Himaraya Co. Ltd.	32,100	297,748
	Hinokiya Group Co. Ltd.	8,900	179,520
	H-One Co. Ltd.	136,000	899,073
	Honeys Holdings Co. Ltd.	118,640	1,095,641
	Hoosiers Holdings	227,700	1,404,682
*	Hotland Co. Ltd.	41,100	491,968
	House Do Co. Ltd.	57,400	476,913
	IBJ, Inc.	125,900	1,207,822
#	Ichibanya Co. Ltd.	95,758	3,871,397
	Ichikoh Industries Ltd.	186,900	927,210
	IDOM, Inc.	380,600	2,606,805
	IJTT Co. Ltd.	143,880	745,969
#	Imasen Electric Industrial	50,200	312,636
	Isetan Mitsukoshi Holdings Ltd.	88,800	649,212
* ††	Izuhakone Railway Co. Ltd.	300	0
#	Izumi Co. Ltd.	57,600	1,746,358
	J Front Retailing Co. Ltd.	651,400	6,037,769
#	Janome Sewing Machine Co. Ltd.	109,400	710,013
#	Japan Best Rescue System Co. Ltd.	114,400	1,154,288
	Japan Wool Textile Co. Ltd.	347,600	2,776,059
#	JFLA Holdings, Inc.	106,300	354,500
#	JINS Holdings, Inc.	82,900	5,241,457
# *	Joban Kosan Co. Ltd.	42,799	544,204
	Joshin Denki Co. Ltd.	109,800	2,285,422
	Joyful Honda Co. Ltd.	84,500	1,162,140
	JP-Holdings, Inc.	360,900	803,807
	JVCKenwood Corp.	1,051,800	1,814,586
# *	Kasai Kogyo Co. Ltd.	167,200	494,753
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	1,128,342
	Keiyo Co. Ltd.	245,000	1,784,309
	KeyHolder, Inc.	2,100	13,954
	KFC Holdings Japan Ltd.	84,900	2,152,819
#	King Co. Ltd.	54,100	256,446
# *	Kintetsu Department Store Co. Ltd.	53,900	1,205,753
	Ki-Star Real Estate Co. Ltd.	48,700	2,721,240
	Kohnan Shoji Co. Ltd.	152,700	4,775,438

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Kojima Co. Ltd.	197,700	$1,018,083
	Komatsu Matere Co. Ltd.	212,600	1,701,201
	KOMEDA Holdings Co. Ltd.	304,100	5,515,557
	Komehyo Holdings Co. Ltd.	42,400	694,341
	Komeri Co. Ltd.	206,400	4,766,453
#	Konaka Co. Ltd.	163,506	476,674
	K’s Holdings Corp.	523,200	5,400,843
#	KU Holdings Co. Ltd.	115,500	1,083,156
#	Kura Sushi, Inc.	38,600	1,248,930
	Kurabo Industries Ltd.	119,500	1,990,988
	KYB Corp.	131,300	3,513,697
	LEC, Inc.	156,800	1,433,727
	LITALICO, Inc.	101,600	3,067,775
#	Locondo, Inc.	20,800	241,846
	Look Holdings, Inc.	35,900	436,073
	Mamiya-Op Co. Ltd.	16,600	94,782
	Mars Group Holdings Corp.	83,200	1,209,514
	Maruzen CHI Holdings Co. Ltd.	106,300	349,224
	Matsuoka Corp.	10,200	122,487
	Matsuyafoods Holdings Co. Ltd.	56,700	1,813,417
	Media Do Co. Ltd.	54,200	2,036,537
	Meiko Network Japan Co. Ltd.	116,000	579,442
	Meiwa Estate Co. Ltd.	78,000	421,457
	Mikuni Corp.	154,900	428,233
*	Mitsuba Corp.	209,590	1,171,918
	Mizuno Corp.	118,000	2,746,240
	Monogatari Corp.	70,400	4,385,499
	Morito Co. Ltd.	107,800	645,740
	MrMax Holdings Ltd.	161,600	843,864
	Murakami Corp.	31,800	724,735
	Musashi Seimitsu Industry Co. Ltd.	302,800	5,699,030
#	Nafco Co. Ltd.	53,200	804,727
	Nagase Brothers, Inc.	200	9,595
	Nagawa Co. Ltd.	48,800	4,617,700
	Nakayamafuku Co. Ltd.	74,400	264,683
	New Art Holdings Co. Ltd.	28,734	313,393
	Nextage Co. Ltd.	292,600	5,362,409
	NHK Spring Co. Ltd.	790,956	5,966,798
	Nichirin Co. Ltd.	61,160	979,572
#	Nihon House Holdings Co. Ltd.	283,600	952,603
	Nihon Plast Co. Ltd.	107,800	594,655
	Nihon Tokushu Toryo Co. Ltd.	81,900	719,294
	Nikki Co. Ltd.	2,100	33,739
	Nippon Felt Co. Ltd.	84,000	327,711
	Nippon Piston Ring Co. Ltd.	49,800	581,598
	Nippon Seiki Co. Ltd.	303,200	3,050,380
	Nishikawa Rubber Co. Ltd.	36,700	558,387
#	Nishimatsuya Chain Co. Ltd.	267,200	3,409,285
	Nissan Shatai Co. Ltd.	495,000	3,510,844
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	364,069
	Nittan Valve Co. Ltd.	93,500	298,002
	Nojima Corp.	201,000	4,408,137
	NOK Corp.	235,800	2,737,110
	Ohashi Technica, Inc.	68,600	879,546
	Ohsho Food Service Corp.	86,600	4,547,585
*	Oisix ra daichi, Inc.	130,200	5,453,252
	Onward Holdings Co. Ltd.	688,200	2,035,407
	Ozu Corp.	22,200	374,500
	Pacific Industrial Co. Ltd.	283,500	2,887,597

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	PAL GROUP Holdings Co. Ltd.	139,800	$2,021,981
	PAPYLESS Co. Ltd.	33,900	410,316
	Paris Miki Holdings, Inc.	131,400	300,235
	PC Depot Corp.	183,381	738,626
	People Co. Ltd.	14,600	130,780
	Piolax, Inc.	196,900	2,832,486
	Plenus Co. Ltd.	65,300	1,111,644
*	Premium Water Holdings, Inc.	8,100	224,303
	Press Kogyo Co. Ltd.	629,500	1,834,205
#	Pressance Corp.	109,900	1,821,481
*	QB Net Holdings Co. Ltd.	41,800	702,672
#	Raccoon Holdings, Inc.	111,700	1,563,224
*	Regal Corp.	1,500	25,230
#	Renaissance, Inc.	36,200	388,057
	Resorttrust, Inc.	523,464	9,276,381
	Rhythm Co. Ltd.	43,600	535,213
	Riberesute Corp.	46,100	337,211
	Ride On Express Holdings Co. Ltd.	46,900	585,969
*	Right On Co. Ltd.	100,725	633,249
	Riken Corp.	59,500	1,403,707
	Riso Kyoiku Co. Ltd.	671,200	2,803,909
#	Rock Field Co. Ltd.	94,800	1,399,445
	Roland Corp.	37,100	1,525,391
	Sac’s Bar Holdings, Inc.	130,950	633,653
	Saizeriya Co. Ltd.	171,700	4,634,799
	San Holdings, Inc.	59,900	785,227
	Sanei Architecture Planning Co. Ltd.	55,200	862,599
	Sangetsu Corp.	291,250	4,007,740
	Sankyo Co. Ltd.	233,600	5,669,919
	Sankyo Seiko Co. Ltd.	248,900	1,265,323
#	Sanoh Industrial Co. Ltd.	174,600	1,546,583
	Sanyei Corp.	4,300	76,102
	Sanyo Electric Railway Co. Ltd.	112,598	1,981,377
*	Sanyo Shokai Ltd.	64,699	513,586
#	Scroll Corp.	189,200	1,435,985
	Seiko Holdings Corp.	165,881	3,498,302
	Seiren Co. Ltd.	304,000	6,135,416
	Senshukai Co. Ltd.	174,600	604,410
	Seria Co. Ltd.	4,900	161,767
*	Shidax Corp.	149,800	578,059
	Shikibo Ltd.	68,600	558,770
#	Shimojima Co. Ltd.	48,800	484,057
	Shin-Nihon Tatemono Co. Ltd.	26,200	95,999
	Shoei Co. Ltd.	152,600	6,790,138
# *	Silver Life Co. Ltd.	15,300	194,177
	Snow Peak, Inc.	97,400	5,140,284
	SNT Corp.	197,100	402,512
	Soft99 Corp.	84,400	952,682
	Sotoh Co. Ltd.	49,100	354,767
	Space Value Holdings Co. Ltd.	199,500	1,417,406
	SPK Corp.	48,600	601,858
	Sprix Ltd.	31,300	322,108
	St. Marc Holdings Co. Ltd.	111,200	1,495,089
#	Step Co. Ltd.	61,500	958,456
	Suminoe Textile Co. Ltd.	32,800	510,815
	Sumitomo Riko Co. Ltd.	252,100	1,642,289
	Suncall Corp.	129,600	528,764
*	SuRaLa Net Co. Ltd.	2,700	49,553
	Syuppin Co. Ltd.	134,200	1,487,721

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	T RAD Co. Ltd.	43,500	$1,221,092
	Tachikawa Corp.	71,600	786,624
	Tachi-S Co. Ltd.	203,740	2,467,602
#	Taiho Kogyo Co. Ltd.	113,300	797,405
	Takashimaya Co. Ltd.	914,300	8,465,774
	Takasho Co. Ltd.	15,400	111,978
*	Take & Give Needs Co. Ltd.	7,410	81,145
	Takihyo Co. Ltd.	30,600	478,911
#	Tama Home Co. Ltd.	107,600	2,217,624
	Tamron Co. Ltd.	105,800	2,487,067
#	Tbk Co. Ltd.	155,300	557,092
#	Tear Corp.	60,900	260,861
	Temairazu, Inc.	14,900	723,535
	T-Gaia Corp.	138,100	2,460,683
	Tigers Polymer Corp.	79,800	295,740
	Toa Corp.	161,700	1,157,852
	Toabo Corp.	45,799	174,697
	Tokai Rika Co. Ltd.	326,000	4,563,243
	Token Corp.	47,250	3,852,792
*	Tokyo Base Co. Ltd.	130,100	807,225
	Tokyo Individualized Educational Institute, Inc.	103,700	655,232
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	129,082
	Tokyotokeiba Co. Ltd.	99,900	3,958,190
	Tomy Co. Ltd.	582,293	5,526,680
	Topre Corp.	224,500	2,596,799
	Toridoll Holdings Corp.	316,400	7,617,212
	Tosho Co. Ltd.	4,000	68,570
	TPR Co. Ltd.	159,300	2,029,906
	Treasure Factory Co. Ltd.	10,300	83,067
	TS Tech Co. Ltd.	410,086	5,486,965
*	TSI Holdings Co. Ltd.	310,995	943,151
*	Tsukada Global Holdings, Inc.	86,100	257,099
#	Tsukamoto Corp. Co. Ltd.	18,100	218,354
	Tsutsumi Jewelry Co. Ltd.	41,500	773,537
#	Twinbird Corp.	9,200	68,801
	Unipres Corp.	241,100	1,967,062
*	Unitika Ltd.	373,200	1,192,142
	Univance Corp.	10,000	43,699
*	Universal Entertainment Corp.	88,100	2,092,813
#	Valuence Holdings, Inc.	1,600	43,492
*	Village Vanguard Co. Ltd.	36,600	346,682
	VT Holdings Co. Ltd.	526,200	2,354,470
	Wacoal Holdings Corp.	269,100	5,389,068
	Waseda Academy Co. Ltd.	43,600	390,251
	Watts Co. Ltd.	52,100	344,619
	Weds Co. Ltd.	14,500	65,966
*	World Co. Ltd.	87,900	1,078,875
	Xebio Holdings Co. Ltd.	165,200	1,535,252
	Yachiyo Industry Co. Ltd.	43,500	340,414
	Yagi & Co. Ltd.	18,600	231,921
	Yamae Group Holdings Co. Ltd.	9,400	94,342
	Yamato International, Inc.	100,500	278,762
	Yasunaga Corp.	53,200	550,659
	Yellow Hat Ltd.	222,800	3,630,043
	Yondoshi Holdings, Inc.	97,520	1,479,348
	Yorozu Corp.	134,600	1,405,848
	Yutaka Giken Co. Ltd.	8,700	146,391
#	Zojirushi Corp.	14,700	203,891
TOTAL CONSUMER DISCRETIONARY			488,751,508

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (7.2%)
#	Aeon Hokkaido Corp.	192,500	$2,223,155
#	AFC-HD AMS Life Science Co. Ltd.	53,800	479,504
	Ain Holdings, Inc.	91,100	5,377,128
	Albis Co. Ltd.	38,700	801,541
	Arcs Co. Ltd.	274,400	5,273,221
	Artnature, Inc.	116,400	756,064
#	Axial Retailing, Inc.	108,000	3,435,025
	Belc Co. Ltd.	67,800	3,347,049
	Bourbon Corp.	54,800	1,118,984
	Bull-Dog Sauce Co. Ltd.	3,000	58,596
	Cawachi Ltd.	77,000	1,501,932
# *	C’BON COSMETICS Co. Ltd.	10,800	171,946
	Chubu Shiryo Co. Ltd.	152,100	1,453,673
	Chuo Gyorui Co. Ltd.	9,800	250,009
	Como Co. Ltd.	2,600	60,152
#	Cota Co. Ltd.	103,265	1,432,843
	Create SD Holdings Co. Ltd.	116,300	3,575,304
	Daikokutenbussan Co. Ltd.	36,700	2,090,659
	Delica Foods Holdings Co. Ltd.	66,400	364,662
#	DyDo Group Holdings, Inc.	59,300	2,825,437
	Earth Corp.	71,000	4,356,947
	Ebara Foods Industry, Inc.	30,900	687,059
	Eco’s Co. Ltd.	46,600	771,064
	Ensuiko Sugar Refining Co. Ltd.	86,200	167,246
	Ezaki Glico Co. Ltd.	81,000	2,939,770
	Feed One Co. Ltd.	155,448	1,023,403
*	First Baking Co. Ltd.	5,100	30,477
	Fuji Co. Ltd.	118,700	2,091,854
	Fuji Oil Holdings, Inc.	116,700	2,738,709
	Fujicco Co. Ltd.	129,700	2,177,436
	Fujiya Co. Ltd.	70,000	1,448,782
#	G-7 Holdings, Inc.	142,800	2,612,725
	Genky DrugStores Co. Ltd.	51,000	2,459,559
#	HABA Laboratories, Inc.	15,000	402,487
	Hagoromo Foods Corp.	17,900	497,157
	Halows Co. Ltd.	54,500	1,338,872
#	Hayashikane Sangyo Co. Ltd.	29,400	150,142
	Heiwado Co. Ltd.	194,900	3,373,752
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	680,823
	Hokuto Corp.	141,500	2,443,584
#	Ichimasa Kamaboko Co. Ltd.	43,100	345,676
	Imuraya Group Co. Ltd.	61,500	1,269,243
	Inageya Co. Ltd.	33,600	406,102
	Itochu-Shokuhin Co. Ltd.	35,100	1,622,104
	Itoham Yonekyu Holdings, Inc.	689,700	4,205,492
	Iwatsuka Confectionery Co. Ltd.	8,700	292,293
	JM Holdings Co. Ltd.	77,000	1,263,914
	J-Oil Mills, Inc.	131,200	2,114,697
	Kadoya Sesame Mills, Inc.	15,600	551,880
	Kagome Co. Ltd.	119,500	3,032,406
	Kakiyasu Honten Co. Ltd.	53,400	1,253,317
	Kameda Seika Co. Ltd.	86,000	3,363,513
#	Kaneko Seeds Co. Ltd.	44,700	589,917
	Kanemi Co. Ltd.	1,200	29,796
#	Kansai Super Market Ltd.	93,000	1,511,752
	Kato Sangyo Co. Ltd.	152,100	4,288,404
	Kenko Mayonnaise Co. Ltd.	79,700	1,069,344
#	Key Coffee, Inc.	4,900	95,868
	Kitanotatsujin Corp.	293,000	1,067,417

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	KOIKE YA, Inc.	300	$13,613
#	Kusuri no Aoki Holdings Co. Ltd.	52,400	3,488,030
	Kyokuyo Co. Ltd.	63,799	1,710,161
	Lacto Japan Co. Ltd.	44,200	1,040,753
	Life Corp.	68,000	2,232,056
	Mandom Corp.	83,700	1,216,731
	Marudai Food Co. Ltd.	136,300	2,027,558
	Maruha Nichiro Corp.	213,807	4,823,644
	Matsumotokiyoshi Holdings Co. Ltd.	38,902	1,724,896
	Maxvalu Tokai Co. Ltd.	45,800	1,049,315
	Medical System Network Co. Ltd.	161,200	1,045,362
	Megmilk Snow Brand Co. Ltd.	277,400	5,367,659
	Meito Sangyo Co. Ltd.	57,500	879,133
	Milbon Co. Ltd.	159,852	9,570,980
	Ministop Co. Ltd.	90,500	1,103,065
	Mitsubishi Shokuhin Co. Ltd.	110,000	2,831,663
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,989,724
	Miyoshi Oil & Fat Co. Ltd.	42,900	502,096
	Morinaga & Co. Ltd.	163,099	5,763,710
	Morinaga Milk Industry Co. Ltd.	900	52,744
	Morozoff Ltd.	18,900	886,705
#	MTG Co. Ltd.	24,700	333,413
	Nagatanien Holdings Co. Ltd.	76,300	1,397,102
	Nakamuraya Co. Ltd.	28,400	933,827
#	Natori Co. Ltd.	65,000	1,103,914
	Nichimo Co. Ltd.	17,000	285,215
	Nihon Chouzai Co. Ltd.	73,420	1,057,977
	Niitaka Co. Ltd.	12,360	245,109
	Nippn Corp.	374,600	5,367,537
	Nippon Beet Sugar Manufacturing Co. Ltd.	67,100	973,696
	Nippon Suisan Kaisha Ltd.	1,912,300	10,868,179
	Nishimoto Co. Ltd.	19,500	728,299
	Nisshin Oillio Group Ltd.	168,800	4,474,570
	Nissin Sugar Co. Ltd.	103,300	1,543,562
	Nitto Fuji Flour Milling Co. Ltd.	16,200	472,785
	Noevir Holdings Co. Ltd.	73,400	3,590,359
	Oenon Holdings, Inc.	317,700	1,053,687
# *	OIE Sangyo Co. Ltd.	22,000	207,045
	Okuwa Co. Ltd.	155,300	1,492,005
	Olympic Group Corp.	52,200	328,818
	OUG Holdings, Inc.	21,300	521,541
#	Pickles Corp.	53,600	844,968
	Prima Meat Packers Ltd.	183,500	4,312,883
	Qol Holdings Co. Ltd.	167,400	2,486,716
	Retail Partners Co. Ltd.	107,600	1,124,796
	Riken Vitamin Co. Ltd.	148,900	2,445,016
	Rokko Butter Co. Ltd.	84,200	1,233,161
	S Foods, Inc.	116,762	3,381,093
	S&B Foods, Inc.	42,798	1,665,989
#	Sagami Rubber Industries Co. Ltd.	57,700	533,531
	Sakata Seed Corp.	14,000	422,381
	San-A Co. Ltd.	116,600	4,201,492
	Sapporo Holdings Ltd.	392,620	8,518,732
	Sato Foods Co. Ltd.	800	35,347
	Satudora Holdings Co. Ltd.	1,300	25,758
#	Shinnihonseiyaku Co. Ltd.	24,000	355,713
	Shinobu Foods Products Co. Ltd.	1,600	9,367
#	Shoei Foods Corp.	68,000	2,344,264
	Showa Sangyo Co. Ltd.	114,300	2,843,451

The Japanese Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Soiken Holdings, Inc.	24,200	$67,724
	ST Corp.	30,100	426,849
	Starzen Co. Ltd.	90,600	1,707,467
	Takara Holdings, Inc.	118,800	1,624,977
*	Toho Co. Ltd.	49,900	671,106
#	Torigoe Co. Ltd.	94,500	635,722
	Toyo Sugar Refining Co. Ltd.	14,500	149,472
#	Transaction Co. Ltd.	89,700	907,365
	United Super Markets Holdings, Inc.	353,200	3,223,953
	Valor Holdings Co. Ltd.	225,800	4,782,226
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	1,732,192
	Watahan & Co. Ltd.	97,400	1,054,506
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	534,973
	YAKUODO Holdings Co. Ltd.	69,400	1,466,455
	Yamami Co.	1,200	21,365
#	YA-MAN Ltd.	194,200	2,062,992
	Yamatane Corp.	61,600	847,185
#	Yamaya Corp.	25,000	528,325
#	Yamazawa Co. Ltd.	11,800	178,164
	Yaoko Co. Ltd.	27,800	1,654,750
#	Yokohama Reito Co. Ltd.	322,900	2,469,135
	Yomeishu Seizo Co. Ltd.	48,700	774,432
*	Yoshimura Food Holdings KK	29,300	202,692
#	Yuasa Funashoku Co. Ltd.	14,300	381,552
	Yutaka Foods Corp.	3,900	64,303
TOTAL CONSUMER STAPLES			248,614,645

ENERGY — (0.9%)
	BP Castrol KK	44,100	554,424
	Cosmo Energy Holdings Co. Ltd.	348,300	7,120,167
	Fuji Kosan Co. Ltd.	4,400	40,740
	Fuji Oil Co. Ltd.	292,200	694,793
	Itochu Enex Co. Ltd.	356,500	3,145,548
	Japan Oil Transportation Co. Ltd.	15,500	358,357
	Japan Petroleum Exploration Co. Ltd.	226,200	4,116,318
	Mitsuuroko Group Holdings Co. Ltd.	203,900	2,439,883
	Modec, Inc.	134,300	2,309,972
#	Nippon Coke & Engineering Co. Ltd.	978,100	1,308,368
	Sala Corp.	324,100	1,770,331
	San-Ai Oil Co. Ltd.	396,200	5,163,612
	Sinanen Holdings Co. Ltd.	47,500	1,458,067
	Toa Oil Co. Ltd.	46,200	1,146,113
	Toyo Kanetsu KK	48,700	1,075,378
TOTAL ENERGY			32,702,071

FINANCIALS — (8.2%)
	77 Bank Ltd.	364,552	3,718,992
	Advance Create Co. Ltd.	63,400	591,263
	AEON Financial Service Co. Ltd.	79,700	1,012,598
	Aichi Bank Ltd.	48,700	1,472,030
	Aiful Corp.	2,177,800	7,255,429
#	Aizawa Securities Co. Ltd.	214,900	2,027,390
	Akatsuki Corp.	144,000	472,620
	Akita Bank Ltd.	88,440	1,125,344
	Anicom Holdings, Inc.	108,300	844,361
	Aomori Bank Ltd.	125,000	2,155,774
	Aozora Bank Ltd.	58,800	1,345,049
*	Aruhi Corp.	135,900	1,575,577

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Asax Co. Ltd.	9,300	$58,119
	Awa Bank Ltd.	242,300	4,513,413
	Bank of Iwate Ltd.	82,982	1,192,198
#	Bank of Kochi Ltd.	56,100	375,364
	Bank of Nagoya Ltd.	75,630	1,608,800
	Bank of Saga Ltd.	86,320	1,088,264
	Bank of the Ryukyus Ltd.	262,280	1,748,326
#	Bank of Toyama Ltd.	14,500	242,169
	Casa, Inc.	26,400	210,956
	Chiba Kogyo Bank Ltd.	264,158	626,402
	Chugoku Bank Ltd.	580,000	4,207,413
	Chukyo Bank Ltd.	70,400	815,259
	Credit Saison Co. Ltd.	735,700	9,019,474
	Daishi Hokuetsu Financial Group, Inc.	271,000	6,069,162
#	Daito Bank Ltd.	62,600	371,904
# *	Dream Incubator, Inc.	15,700	110,000
	eGuarantee, Inc.	202,400	4,507,278
#	Ehime Bank Ltd.	216,700	1,462,689
	Entrust, Inc.	54,900	373,844
	FIDEA Holdings Co. Ltd.	128,790	1,331,959
	First Bank of Toyama Ltd.	319,000	803,560
#	First Brothers Co. Ltd.	34,600	314,044
	Fukui Bank Ltd.	136,000	1,757,994
*	Fukushima Bank Ltd.	17,200	34,898
	Fuyo General Lease Co. Ltd.	119,500	7,766,474
	GMO Financial Holdings, Inc.	258,700	1,981,525
	Gunma Bank Ltd.	1,901,540	5,870,601
	Hachijuni Bank Ltd.	1,378,300	4,606,540
	Hirogin Holdings, Inc.	1,512,200	8,331,078
	Hirose Tusyo, Inc.	20,800	413,928
	Hokkoku Financial Holdings, Inc.	150,800	2,628,291
	Hokuhoku Financial Group, Inc.	832,900	5,958,354
	Hyakugo Bank Ltd.	1,433,909	4,156,607
	Hyakujushi Bank Ltd.	134,700	1,742,886
	Ichiyoshi Securities Co. Ltd.	230,400	1,314,715
	IwaiCosmo Holdings, Inc.	123,900	1,455,876
	Iyo Bank Ltd.	1,002,118	4,902,882
*	J Trust Co. Ltd.	345,400	1,805,722
	Jaccs Co. Ltd.	150,900	4,024,560
	Jafco Group Co. Ltd.	204,100	12,931,197
*	Japan Asia Investment Co. Ltd.	93,300	189,711
	Japan Investment Adviser Co. Ltd.	70,300	768,764
	Japan Securities Finance Co. Ltd.	581,200	4,436,880
#	Jimoto Holdings, Inc.	113,150	646,382
#	J-Lease Co. Ltd.	31,900	644,668
	Juroku Financial Group, Inc.	191,700	3,481,666
	Keiyo Bank Ltd.	700,300	2,727,668
	Kita-Nippon Bank Ltd.	43,506	582,513
	Kiyo Bank Ltd.	430,890	5,658,485
	Kyokuto Securities Co. Ltd.	152,800	1,023,091
	Kyushu Financial Group, Inc.	1,545,837	5,205,710
	Kyushu Leasing Service Co. Ltd.	34,000	180,621
*	M&A Capital Partners Co. Ltd.	92,100	5,194,876
	Marusan Securities Co. Ltd.	336,700	1,774,385
	Matsui Securities Co. Ltd.	450,500	3,231,901
	Mebuki Financial Group, Inc.	1,100,400	2,253,086
#	Mercuria Holdings Co. Ltd.	70,500	457,641
#	Michinoku Bank Ltd.	261,898	2,011,846
#	Minkabu The Infonoid, Inc.	21,700	650,732

The Japanese Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Mito Securities Co. Ltd.	359,500	$933,461
	Miyazaki Bank Ltd.	107,900	1,944,730
	Mizuho Leasing Co. Ltd.	188,600	5,827,121
	Monex Group, Inc.	1,111,400	7,237,357
	Money Partners Group Co. Ltd.	149,100	321,630
	Morningstar Japan KK	76,200	347,165
	Mortgage Service Japan Ltd.	22,900	213,502
	Musashino Bank Ltd.	205,300	3,224,806
	Nagano Bank Ltd.	43,899	416,150
	Nanto Bank Ltd.	191,700	3,304,814
	NEC Capital Solutions Ltd.	60,200	1,085,694
	Nishi-Nippon Financial Holdings, Inc.	842,300	4,911,403
	North Pacific Bank Ltd.	1,824,600	3,776,132
# *	OAK Capital Corp.	319,800	264,270
	Ogaki Kyoritsu Bank Ltd.	238,100	3,956,752
	Oita Bank Ltd.	84,199	1,340,841
	Okasan Securities Group, Inc.	1,062,700	3,634,784
	Okinawa Financial Group, Inc.	145,260	3,193,298
	Orient Corp.	2,808,900	3,854,758
	Premium Group Co. Ltd.	40,900	1,119,020
	Ricoh Leasing Co. Ltd.	100,800	3,195,860
	San ju San Financial Group, Inc.	118,793	1,455,218
	San-In Godo Bank Ltd.	977,400	4,783,344
	Sawada Holdings Co. Ltd.	152,200	1,397,384
*	SBI Insurance Group Co. Ltd.	7,600	84,706
	Senshu Ikeda Holdings, Inc.	1,232,328	1,731,350
	Seven Bank Ltd.	561,000	1,185,924
	Shiga Bank Ltd.	300,900	4,868,986
	Shikoku Bank Ltd.	258,600	1,702,230
	Shimizu Bank Ltd.	58,200	787,955
#	Sparx Group Co. Ltd.	604,900	1,569,154
	Strike Co. Ltd.	51,700	1,951,056
#	Suruga Bank Ltd.	893,400	3,277,354
	Taiko Bank Ltd.	41,800	489,983
	Tochigi Bank Ltd.	565,200	878,215
	Toho Bank Ltd.	1,298,700	2,324,764
#	Tohoku Bank Ltd.	64,700	569,864
	Tokai Tokyo Financial Holdings, Inc.	1,409,300	4,885,609
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,208,560
	Tomato Bank Ltd.	54,500	500,401
	TOMONY Holdings, Inc.	937,250	2,504,001
	Tottori Bank Ltd.	56,400	550,913
	Towa Bank Ltd.	210,300	933,391
#	Toyo Securities Co. Ltd.	390,800	557,238
	Traders Holdings Co. Ltd.	13,720	37,785
#	Tsukuba Bank Ltd.	461,800	692,219
*	Uzabase, Inc.	60,700	1,087,689
	Yamagata Bank Ltd.	143,600	1,024,332
	Yamaguchi Financial Group, Inc.	1,237,672	6,909,329
	Yamanashi Chuo Bank Ltd.	162,526	1,171,465
TOTAL FINANCIALS			283,675,745

HEALTH CARE — (4.4%)
	Advantage Risk Management Co. Ltd.	41,900	339,505
	ASKA Pharmaceutical Holdings Co. Ltd.	161,700	1,405,087
	Astena Holdings Co. Ltd.	194,800	966,912
	BML, Inc.	149,600	5,258,415
	Carenet, Inc.	130,800	1,437,501
	CE Holdings Co. Ltd.	9,500	44,955

The Japanese Small Company Series

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
# *	CellSource Co. Ltd.	19,800	$1,121,900
	Charm Care Corp. KK	113,900	1,712,673
	CMIC Holdings Co. Ltd.	63,200	823,041
	Create Medic Co. Ltd.	38,700	335,882
	Daiken Medical Co. Ltd.	116,700	592,042
	Daito Pharmaceutical Co. Ltd.	78,580	2,215,979
	DATA HORIZON Co. Ltd.	3,600	72,231
#	Dvx, Inc.	44,300	449,068
	Eiken Chemical Co. Ltd.	203,900	3,427,571
	Elan Corp.	208,600	2,254,690
	EM Systems Co. Ltd.	205,000	1,358,944
	FALCO HOLDINGS Co. Ltd.	53,300	793,939
	FINDEX, Inc.	94,500	778,638
	France Bed Holdings Co. Ltd.	158,600	1,256,629
	Fuji Pharma Co. Ltd.	99,100	955,543
	Fukuda Denshi Co. Ltd.	63,200	5,323,083
	Fuso Pharmaceutical Industries Ltd.	45,600	1,017,475
# *	GNI Group Ltd.	54,200	759,451
	H.U. Group Holdings, Inc.	362,400	8,937,241
	Hogy Medical Co. Ltd.	103,900	2,848,609
	Hoshi Iryo-Sanki Co. Ltd.	9,600	323,653
#	I’rom Group Co. Ltd.	31,800	548,820
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	148,383
*	Japan Hospice Holdings, Inc.	11,300	198,121
	Japan Lifeline Co. Ltd.	396,000	4,264,177
	Japan Medical Dynamic Marketing, Inc.	104,500	2,008,748
#	JMS Co. Ltd.	104,457	681,011
	Kaken Pharmaceutical Co. Ltd.	132,200	5,214,471
	Kanamic Network Co. Ltd.	139,700	743,861
	Kissei Pharmaceutical Co. Ltd.	175,800	3,516,580
#	Koa Shoji Holdings Co. Ltd.	4,100	23,991
	KYORIN Holdings, Inc.	261,400	4,015,338
	Linical Co. Ltd.	71,700	505,280
	Mani, Inc.	173,400	2,955,861
	Medical Data Vision Co. Ltd.	171,100	2,207,310
	Medikit Co. Ltd.	2,000	49,825
	Medius Holdings Co. Ltd.	67,100	525,462
# *	MedPeer, Inc.	74,300	2,232,573
	Menicon Co. Ltd.	104,600	3,927,128
	Mizuho Medy Co. Ltd.	22,400	517,529
	Mochida Pharmaceutical Co. Ltd.	35,698	1,041,005
	Nagaileben Co. Ltd.	5,200	106,878
	Nakanishi, Inc.	248,400	5,761,692
#	Nichi-iko Pharmaceutical Co. Ltd.	323,550	2,456,325
	Nippon Chemiphar Co. Ltd.	13,400	255,463
	Nipro Corp.	809,400	8,224,859
	Nissui Pharmaceutical Co. Ltd.	78,000	665,896
	Paramount Bed Holdings Co. Ltd.	267,500	4,991,309
	Precision System Science Co. Ltd.	4,800	25,265
	Rion Co. Ltd.	54,600	1,188,117
	Sawai Group Holdings Co. Ltd.	141,800	6,255,401
	Seed Co. Ltd.	72,900	395,594
	Seikagaku Corp.	233,700	2,062,443
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,589,741
	Ship Healthcare Holdings, Inc.	193,600	5,085,168
	Shofu, Inc.	69,900	1,448,719
	Software Service, Inc.	19,600	1,236,517
	Solasto Corp.	327,100	3,958,897
	St-Care Holding Corp.	81,600	650,476

The Japanese Small Company Series

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Taiko Pharmaceutical Co. Ltd.	55,900	$397,093
	Techno Medica Co. Ltd.	14,700	203,870
	Toho Holdings Co. Ltd.	298,300	4,829,468
	Tokai Corp.	138,600	2,666,123
	Torii Pharmaceutical Co. Ltd.	94,600	2,455,990
#	Towa Pharmaceutical Co. Ltd.	173,300	4,455,329
	Trans Genic, Inc.	51,100	245,172
	Tsumura & Co.	108,600	3,384,564
	Value HR Co. Ltd.	46,400	750,195
	Vital KSK Holdings, Inc.	272,800	1,819,219
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	335,254
	WIN-Partners Co. Ltd.	113,300	956,699
	ZERIA Pharmaceutical Co. Ltd.	11,200	200,506
TOTAL HEALTH CARE			151,194,373

INDUSTRIALS — (29.9%)
#	A&A Material Corp.	26,000	220,125
#	Abist Co. Ltd.	19,600	493,942
	Advan Group Co. Ltd.	149,900	1,280,998
	Advanex, Inc.	17,599	168,578
	Aeon Delight Co. Ltd.	100,100	3,074,262
	Aica Kogyo Co. Ltd.	84,300	2,583,861
	Aichi Corp.	235,900	1,672,196
	Aida Engineering Ltd.	313,400	2,845,023
	Airtech Japan Ltd.	2,000	21,949
	AIT Corp.	5,000	48,881
	Ajis Co. Ltd.	28,900	751,550
	Alconix Corp.	151,600	2,285,348
	Alinco, Inc.	80,500	703,075
	Alps Logistics Co. Ltd.	111,600	1,018,966
	Altech Co. Ltd.	10,900	30,140
	Altech Corp.	113,570	2,045,853
#	Anest Iwata Corp.	220,200	1,754,091
	Asahi Diamond Industrial Co. Ltd.	352,700	2,168,724
	Asahi Kogyosha Co. Ltd.	25,700	770,705
	Asanuma Corp.	44,000	1,759,637
#	Asukanet Co. Ltd.	31,200	219,061
	Bando Chemical Industries Ltd.	213,500	1,649,749
	BeNext-Yumeshin Group Co.	348,196	4,539,417
#	Br Holdings Corp.	202,000	763,731
	Bunka Shutter Co. Ltd.	361,900	3,527,678
	Canare Electric Co. Ltd.	21,200	318,159
	Careerlink Co. Ltd.	2,100	28,528
	Central Glass Co. Ltd.	227,800	4,242,005
	Central Security Patrols Co. Ltd.	53,000	1,274,302
	Chilled & Frozen Logistics Holdings Co. Ltd.	111,200	1,647,969
*	Chiyoda Corp.	728,000	2,661,195
	Chiyoda Integre Co. Ltd.	71,700	1,371,293
	Chori Co. Ltd.	73,000	1,164,007
	Chudenko Corp.	200,400	3,923,945
#	Chugai Ro Co. Ltd.	37,600	575,506
	Chuo Warehouse Co. Ltd.	21,000	178,150
	CKD Corp.	213,800	4,238,619
	CMC Corp.	30,200	334,564
	Comany, Inc.	4,700	50,939
	Cosel Co. Ltd.	162,700	1,324,738
	Creek & River Co. Ltd.	67,100	1,158,817
	CTI Engineering Co. Ltd.	73,300	1,758,453
	CTS Co. Ltd.	157,100	1,097,573

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Dai-Dan Co. Ltd.	98,500	$2,073,900
#	Daido Kogyo Co. Ltd.	51,800	465,052
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	632,151
	Daihen Corp.	131,800	5,501,515
#	Daiho Corp.	98,600	3,321,418
	Dai-Ichi Cutter Kogyo KK	46,300	578,059
	Daiichi Jitsugyo Co. Ltd.	54,200	2,521,088
	Daiichi Kensetsu Corp.	34,300	604,048
	Daiki Axis Co. Ltd.	41,900	342,949
*	Daiohs Corp.	22,100	198,206
	Daiseki Co. Ltd.	292,755	13,664,852
	Daiseki Eco. Solution Co. Ltd.	22,959	354,141
#	Daisue Construction Co. Ltd.	48,200	372,146
	Daiwa Industries Ltd.	214,200	2,387,296
	Denyo Co. Ltd.	107,900	1,870,910
	DMG Mori Co. Ltd.	728,000	12,536,750
	DMW Corp.	4,800	149,589
	Duskin Co. Ltd.	281,100	6,771,653
	Ebara Jitsugyo Co. Ltd.	72,400	1,828,075
	Eidai Co. Ltd.	184,700	473,023
#	EJ Holdings, Inc.	24,200	265,787
	Endo Lighting Corp.	56,300	519,856
	en-japan, Inc.	159,400	6,330,077
	Enshu Ltd.	26,199	151,245
	Envipro Holdings, Inc.	7,800	173,942
	EPCO Co. Ltd.	4,400	32,290
	Escrow Agent Japan, Inc.	136,700	243,986
	F&M Co. Ltd.	44,400	774,402
# *	FDK Corp.	64,298	580,463
	Forum Engineering, Inc.	16,900	140,982
	Freund Corp.	75,600	555,986
	Fudo Tetra Corp.	108,480	1,723,236
	Fuji Corp.	296,600	6,918,509
#	Fuji Die Co. Ltd.	55,300	314,762
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	42,196
*	Fujikura Ltd.	1,714,800	9,249,370
	Fujimak Corp.	12,600	86,482
	Fujisash Co. Ltd.	573,900	388,226
	Fujitec Co. Ltd.	264,100	5,999,187
	Fukuda Corp.	58,900	2,397,799
	Fukushima Galilei Co. Ltd.	83,500	3,319,624
	Fukuvi Chemical Industry Co. Ltd.	10,600	58,638
	Fukuyama Transporting Co. Ltd.	60,157	2,396,351
	FULLCAST Holdings Co. Ltd.	131,600	3,071,809
	Funai Soken Holdings, Inc.	247,470	6,875,107
	Furukawa Co. Ltd.	204,200	2,259,665
	Furukawa Electric Co. Ltd.	424,300	9,284,144
	Futaba Corp.	208,200	1,415,593
#	G Three Holdings Corp.	61,200	226,467
	Gecoss Corp.	95,900	724,550
	Giken Ltd.	37,000	1,411,844
	Glory Ltd.	288,055	6,200,456
	Grace Technology, Inc.	110,100	1,007,703
	gremz, Inc.	14,800	340,685
	GS Yuasa Corp.	375,183	8,167,598
	Hamakyorex Co. Ltd.	108,000	2,994,232
	Hanwa Co. Ltd.	230,300	6,917,875
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	77,481
	Hazama Ando Corp.	1,294,000	8,762,584

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Helios Techno Holding Co. Ltd.	109,800	$299,089
	Hibiya Engineering Ltd.	121,000	2,034,083
	Hirakawa Hewtech Corp.	70,800	770,751
	Hirano Tecseed Co. Ltd.	59,400	1,378,867
	Hirata Corp.	24,100	1,469,413
	Hisaka Works Ltd.	127,300	944,534
	Hitachi Zosen Corp.	1,034,779	8,113,625
	Hito Communications Holdings, Inc.	43,900	848,395
#	Hokuetsu Industries Co. Ltd.	140,700	1,197,677
	Hokuriku Electrical Construction Co. Ltd.	74,200	686,548
	Hosokawa Micron Corp.	90,400	2,501,001
	Howa Machinery Ltd.	65,100	462,945
#	Ichikawa Co. Ltd.	1,000	11,925
	Ichiken Co. Ltd.	33,600	566,314
#	Ichinen Holdings Co. Ltd.	137,500	1,686,920
	Idec Corp.	203,100	4,304,310
	Ihara Science Corp.	52,200	964,232
	Iino Kaiun Kaisha Ltd.	559,100	2,696,481
*	Impact HD, Inc.	20,500	722,130
	Imura Envelope Co., Inc.	13,700	97,855
	Inaba Denki Sangyo Co. Ltd.	327,400	7,853,534
	Inaba Seisakusho Co. Ltd.	62,800	737,222
	Inabata & Co. Ltd.	293,700	4,347,854
	INFRONEER Holdings, Inc.	1,192,388	9,875,975
	Insource Co. Ltd.	138,750	2,778,005
#	Inui Global Logistics Co. Ltd.	67,580	1,340,869
	IR Japan Holdings Ltd.	41,300	3,808,710
*	Iseki & Co. Ltd.	124,500	1,799,063
#	Ishii Iron Works Co. Ltd.	11,000	289,056
	Isolite Insulating Products Co. Ltd.	62,800	488,358
	Itoki Corp.	209,700	667,470
	Iwaki Co. Ltd.	54,700	482,338
	Iwasaki Electric Co. Ltd.	42,200	776,072
	JAC Recruitment Co. Ltd.	106,200	2,083,694
*	Jalux, Inc.	38,600	578,448
*	Jamco Corp.	22,700	196,311
	Japan Elevator Service Holdings Co. Ltd.	355,100	7,695,305
	Japan Foundation Engineering Co. Ltd.	128,800	574,468
	Japan Pulp & Paper Co. Ltd.	77,200	2,604,295
	Japan Steel Works Ltd.	348,100	10,226,224
	Japan Transcity Corp.	251,200	1,335,695
	JDC Corp.	59,800	313,831
	JGC Holdings Corp.	679,600	6,386,410
#	JK Holdings Co. Ltd.	94,440	717,332
	Juki Corp.	195,600	1,460,210
	Kamei Corp.	154,500	1,574,416
	Kanaden Corp.	118,500	1,067,647
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,311,207
	Kaname Kogyo Co. Ltd.	1,300	10,445
#	Kanamoto Co. Ltd.	210,000	4,498,364
	Kandenko Co. Ltd.	629,700	4,881,325
	Kanematsu Corp.	517,425	6,008,953
	Katakura Industries Co. Ltd.	151,500	2,303,122
#	Kato Works Co. Ltd.	61,000	449,663
	Kawada Technologies, Inc.	34,100	1,179,002
	Kawagishi Bridge Works Co. Ltd.	8,700	228,606
	Kawanishi Warehouse Co. Ltd.	1,700	17,480
	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	201,622
	Kawata Manufacturing Co. Ltd.	25,100	211,410

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Keihin Co. Ltd.	15,700	$192,599
	KFC Ltd.	8,700	152,848
#	Kimura Chemical Plants Co. Ltd.	107,500	719,791
	Kimura Unity Co. Ltd.	23,500	279,879
	King Jim Co. Ltd.	54,800	420,058
#	Kinki Sharyo Co. Ltd.	16,599	156,135
	Kintetsu World Express, Inc.	240,800	5,783,205
	Kitagawa Corp.	54,200	744,014
	Kitano Construction Corp.	24,872	472,192
	Kito Corp.	134,300	1,861,006
	Kitz Corp.	472,700	3,162,272
# *	Kobe Electric Railway Co. Ltd.	37,299	1,126,270
*	Kobelco Eco-Solutions Co. Ltd.	21,399	604,636
	Koike Sanso Kogyo Co. Ltd.	13,400	271,607
	Kokusai Co. Ltd.	51,600	308,231
	Kokusai Pulp & Paper Co. Ltd.	47,700	155,333
	Kokuyo Co. Ltd.	400,725	6,098,579
	KOMAIHALTEC, Inc.	20,300	291,211
#	Komatsu Wall Industry Co. Ltd.	49,300	840,159
	Komori Corp.	314,100	2,051,606
	Kondotec, Inc.	123,800	1,062,075
	Konoike Transport Co. Ltd.	178,300	1,951,624
# *	Kosaido Co. Ltd.	155,100	1,350,853
	Kozo Keikaku Engineering, Inc.	21,200	482,583
	KRS Corp.	37,800	658,664
	Kumagai Gumi Co. Ltd.	235,700	5,833,916
	Kyodo Printing Co. Ltd.	48,900	1,125,838
#	Kyokuto Boeki Kaisha Ltd.	39,700	908,278
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,809,906
#	Kyoritsu Printing Co. Ltd.	179,200	266,412
	Kyudenko Corp.	116,400	3,692,221
	LIKE, Inc.	68,700	1,071,767
	Link & Motivation, Inc.	234,300	2,475,502
	Lonseal Corp.	13,900	183,166
	Mabuchi Motor Co. Ltd.	174,600	6,019,903
	Maezawa Industries, Inc.	49,000	285,655
#	Maezawa Kasei Industries Co. Ltd.	85,100	962,863
	Maezawa Kyuso Industries Co. Ltd.	128,400	1,197,872
	Makino Milling Machine Co. Ltd.	161,500	5,810,460
*	Management Solutions Co. Ltd.	35,700	1,068,137
	Marufuji Sheet Piling Co. Ltd.	11,800	207,566
#	MARUKA FURUSATO Corp.	114,407	2,019,626
	Marumae Co. Ltd.	28,300	550,067
#	Maruwa Unyu Kikan Co. Ltd.	104,300	1,460,678
	Maruyama Manufacturing Co., Inc.	18,800	251,855
	Maruzen Co. Ltd.	65,800	1,282,193
	Maruzen Showa Unyu Co. Ltd.	81,800	2,498,126
#	Matching Service Japan Co. Ltd.	52,000	456,940
	Matsuda Sangyo Co. Ltd.	94,082	2,811,033
#	Matsui Construction Co. Ltd.	125,500	817,703
	Max Co. Ltd.	164,900	2,626,226
	Meidensha Corp.	224,410	4,723,677
	Meiho Facility Works Ltd.	29,700	238,435
	Meiji Electric Industries Co. Ltd.	52,500	617,567
#	Meiji Shipping Co. Ltd.	102,500	714,365
	Meisei Industrial Co. Ltd.	266,700	1,589,301
	Meitec Corp.	166,200	9,996,518
	Meiwa Corp.	145,600	1,055,300
	Mesco, Inc.	29,800	261,680

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	MetaReal Corp.	22,800	$225,319
	METAWATER Co. Ltd.	162,600	2,751,311
#	Midac Holdings Co. Ltd.	17,900	851,111
	Mie Kotsu Group Holdings, Inc.	359,200	1,569,977
	Mirai Industry Co. Ltd.	4,600	68,427
	Mirait Holdings Corp.	583,135	11,215,268
	Mitani Corp.	295,200	4,569,121
	Mitani Sangyo Co. Ltd.	145,000	485,625
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	818,501
	Mitsubishi Logisnext Co. Ltd.	186,600	1,716,030
	Mitsubishi Logistics Corp.	113,800	3,177,915
	Mitsubishi Pencil Co. Ltd.	123,400	1,480,492
	Mitsuboshi Belting Ltd.	161,400	2,868,709
*	Mitsui E&S Holdings Co. Ltd.	394,781	2,013,299
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,005,592
	Mitsui-Soko Holdings Co. Ltd.	136,100	2,729,800
	Mitsumura Printing Co. Ltd.	6,300	85,688
	Miyaji Engineering Group, Inc.	39,417	925,399
	Mori-Gumi Co. Ltd.	69,500	184,598
	Morita Holdings Corp.	209,700	2,638,407
	Musashi Co. Ltd.	5,000	81,048
#	NAC Co. Ltd.	61,300	528,097
	Nachi-Fujikoshi Corp.	93,600	3,545,585
	Nadex Co. Ltd.	40,600	280,274
	Nagase & Co. Ltd.	578,600	9,793,254
	Naigai Trans Line Ltd.	41,700	804,869
#	Nakabayashi Co. Ltd.	113,400	570,259
	Nakakita Seisakusho Co. Ltd.	3,700	84,345
	Nakamoto Packs Co. Ltd.	33,300	509,029
*	Nakamura Choukou Co. Ltd.	6,600	36,033
	Nakanishi Manufacturing Co. Ltd.	5,700	58,022
	Nakano Corp.	107,000	321,339
# *	Namura Shipbuilding Co. Ltd.	256,428	537,866
	Nankai Electric Railway Co. Ltd.	266,500	5,289,159
	Narasaki Sangyo Co. Ltd.	25,400	464,779
	Nice Corp.	35,200	586,175
	Nichias Corp.	391,000	9,573,627
	Nichiban Co. Ltd.	68,100	1,107,470
	Nichiden Corp.	98,100	1,973,767
	Nichiha Corp.	165,280	4,751,260
	Nichireki Co. Ltd.	165,600	1,965,028
	Nihon Dengi Co. Ltd.	30,800	1,045,850
	Nihon Flush Co. Ltd.	122,000	1,157,672
	Nikkato Corp.	53,000	367,749
	Nikkiso Co. Ltd.	316,800	2,805,281
#	Nikko Co. Ltd.	168,400	978,254
	Nikkon Holdings Co. Ltd.	384,000	7,502,330
	Nippi, Inc.	11,900	390,898
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,310,733
	Nippon Aqua Co. Ltd.	55,400	281,229
	Nippon Carbon Co. Ltd.	66,200	2,555,698
	Nippon Concept Corp.	37,700	578,817
	Nippon Densetsu Kogyo Co. Ltd.	240,900	3,713,211
	Nippon Dry-Chemical Co. Ltd.	11,300	202,513
	Nippon Filcon Co. Ltd.	15,700	75,456
	Nippon Hume Corp.	139,300	908,467
	Nippon Kanzai Co. Ltd.	15,200	369,099
	Nippon Koei Co. Ltd.	81,100	2,463,153
#	Nippon Parking Development Co. Ltd.	1,396,900	1,765,390

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Rietec Co. Ltd.	23,600	$328,544
	Nippon Road Co. Ltd.	45,800	3,313,067
	Nippon Seisen Co. Ltd.	23,700	976,700
	Nippon Sharyo Ltd.	40,299	743,481
*	Nippon Sheet Glass Co. Ltd.	388,100	2,168,913
	Nippon Steel Trading Corp.	96,960	4,384,505
	Nippon Thompson Co. Ltd.	378,800	1,948,979
	Nippon Tungsten Co. Ltd.	6,699	133,228
	Nishimatsu Construction Co. Ltd.	345,000	9,951,583
	Nishi-Nippon Railroad Co. Ltd.	191,400	4,714,815
	Nishio Rent All Co. Ltd.	123,800	3,061,308
	Nissei ASB Machine Co. Ltd.	51,100	1,668,071
	Nissei Corp.	38,900	357,287
	Nissei Plastic Industrial Co. Ltd.	125,500	1,198,738
	Nisshinbo Holdings, Inc.	956,780	7,384,925
	Nissin Corp.	95,000	1,350,267
	Nissin Electric Co. Ltd.	329,100	4,078,567
	Nisso Corp.	51,600	327,104
	Nitta Corp.	135,400	3,104,064
	Nitto Boseki Co. Ltd.	53,500	1,714,810
	Nitto Kogyo Corp.	169,300	2,519,082
	Nitto Kohki Co. Ltd.	69,900	1,161,394
	Nitto Seiko Co. Ltd.	189,000	1,087,974
#	Nittoc Construction Co. Ltd.	132,600	816,424
	NJS Co. Ltd.	36,800	648,829
	Noda Corp.	120,700	927,981
	Nomura Co. Ltd.	352,400	3,474,463
#	Nomura Micro Science Co. Ltd.	40,800	1,752,768
	Noritake Co. Ltd.	59,600	2,605,970
	Noritsu Koki Co. Ltd.	123,200	2,562,241
	Noritz Corp.	194,200	3,115,810
	NS Tool Co. Ltd.	107,000	1,433,914
	NS United Kaiun Kaisha Ltd.	69,400	2,185,586
*	NTN Corp.	2,686,900	5,826,622
#	Obara Group, Inc.	77,600	2,488,581
	Ochi Holdings Co. Ltd.	8,900	98,810
	Odawara Engineering Co. Ltd.	9,100	187,008
#	Ohba Co. Ltd.	76,500	545,962
	Ohmoto Gumi Co. Ltd.	4,100	208,025
	Oiles Corp.	147,570	2,192,586
	Okabe Co. Ltd.	258,200	1,550,779
#	Okada Aiyon Corp.	42,800	489,850
	Okamoto Machine Tool Works Ltd.	25,299	1,062,445
	Okamura Corp.	376,300	4,965,987
	OKUMA Corp.	151,100	7,199,702
	Okumura Corp.	191,580	4,947,455
	Onoken Co. Ltd.	111,900	1,652,682
	Organo Corp.	43,800	2,782,530
#	Oriental Consultants Holdings Co. Ltd.	6,100	176,367
*	Oriental Shiraishi Corp.	834,300	1,969,345
	Origin Co. Ltd.	27,600	311,728
#	OSG Corp.	511,900	8,516,449
	Outsourcing, Inc.	768,100	14,734,721
	Oyo Corp.	128,000	1,961,495
	Paraca, Inc.	35,900	507,848
# *	Park24 Co. Ltd.	88,700	1,358,685
	Parker Corp.	34,000	152,033
	Pasco Corp.	11,200	149,039
	Pasona Group, Inc.	145,800	4,071,572

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	$564,448
	Penta-Ocean Construction Co. Ltd.	1,616,400	11,138,498
	People Dreams & Technologies Group Co. Ltd.	21,000	361,706
*	Phil Co., Inc.	4,200	96,337
	Pilot Corp.	113,500	4,162,480
	Prestige International, Inc.	654,700	4,489,480
	Pronexus, Inc.	108,700	1,013,526
*	Prored Partners Co. Ltd.	30,200	349,002
	PS Mitsubishi Construction Co. Ltd.	213,300	1,238,373
	Punch Industry Co. Ltd.	105,700	539,877
	Quick Co. Ltd.	76,100	960,598
	Raito Kogyo Co. Ltd.	298,200	5,302,645
	Raiznext Corp.	298,800	3,229,542
#	Rasa Corp.	63,200	523,958
	Rheon Automatic Machinery Co. Ltd.	120,500	1,432,716
#	Rix Corp.	17,300	225,912
	Ryobi Ltd.	159,740	1,674,616
	S LINE Co. Ltd.	23,800	197,436
	Sakai Heavy Industries Ltd.	23,300	513,271
	Sakai Moving Service Co. Ltd.	74,100	3,051,346
*	Sanix, Inc.	146,200	434,108
	Sanki Engineering Co. Ltd.	279,900	3,525,448
	Sanko Gosei Ltd.	134,300	484,521
	Sanko Metal Industrial Co. Ltd.	16,200	357,666
	Sankyo Tateyama, Inc.	133,774	872,822
	Sanoyas Holdings Corp.	151,100	180,426
	Sansei Technologies, Inc.	78,400	554,732
	Sansha Electric Manufacturing Co. Ltd.	64,300	616,018
	Sanyo Denki Co. Ltd.	53,600	3,079,340
	Sanyo Engineering & Construction, Inc.	60,200	356,647
	Sanyo Industries Ltd.	9,900	161,823
	Sanyo Trading Co. Ltd.	138,600	1,330,156
	Sata Construction Co. Ltd.	89,399	380,748
	Sato Holdings Corp.	183,400	4,227,311
	Sato Shoji Corp.	86,800	910,691
	Sawafuji Electric Co. Ltd.	1,900	33,508
	SBS Holdings, Inc.	119,400	4,248,059
#	SEC Carbon Ltd.	10,900	556,854
#	Seibu Electric & Machinery Co. Ltd.	10,300	117,614
	Seika Corp.	61,700	889,132
	Seikitokyu Kogyo Co. Ltd.	191,330	1,371,540
	Seiko Electric Co. Ltd.	4,900	54,008
	Seino Holdings Co. Ltd.	102,000	1,235,821
	Seiwa Electric Manufacturing Co. Ltd.	1,700	7,770
	Sekisui Jushi Corp.	211,600	3,942,023
	Senko Group Holdings Co. Ltd.	711,400	6,327,645
#	Senshu Electric Co. Ltd.	51,200	2,139,968
	Shibaura Machine Co. Ltd.	132,500	3,088,711
	Shibusawa Warehouse Co. Ltd.	61,600	1,198,580
	Shibuya Corp.	99,300	2,623,386
	Shima Seiki Manufacturing Ltd.	170,400	3,276,549
	Shin Maint Holdings Co. Ltd.	10,900	140,360
	Shin Nippon Air Technologies Co. Ltd.	92,980	2,000,767
#	Shin-Keisei Electric Railway Co. Ltd.	39,399	712,927
	Shinki Bus Co. Ltd.	1,900	52,255
	Shinmaywa Industries Ltd.	405,900	3,317,454
	Shinnihon Corp.	180,600	1,321,938
	Shinsho Corp.	31,100	951,141
	Shinwa Co. Ltd.	62,300	1,210,758

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Shinwa Co. Ltd.	21,800	$139,484
	SHO-BOND Holdings Co. Ltd.	135,600	5,680,200
	SIGMAXYZ, Inc.	110,000	2,655,596
	Sinfonia Technology Co. Ltd.	142,400	1,640,885
	Sinko Industries Ltd.	126,900	2,303,413
	Sintokogio Ltd.	284,600	1,870,384
#	Soda Nikka Co. Ltd.	109,200	613,646
	Sodick Co. Ltd.	291,300	2,245,580
	Sotetsu Holdings, Inc.	41,600	804,662
	Space Co. Ltd.	96,562	801,489
	S-Pool, Inc.	365,400	4,086,023
	Star Micronics Co. Ltd.	237,300	3,114,472
	Studio Alice Co. Ltd.	56,600	1,070,749
	Subaru Enterprise Co. Ltd.	6,300	452,767
#	Sugimoto & Co. Ltd.	63,900	1,347,700
#	Sumiseki Holdings, Inc.	363,100	501,858
	Sumitomo Densetsu Co. Ltd.	111,200	2,134,542
	Sumitomo Mitsui Construction Co. Ltd.	986,540	4,186,521
# *	Sumitomo Precision Products Co. Ltd.	20,284	415,712
	Sumitomo Warehouse Co. Ltd.	397,900	6,396,925
	Suzumo Machinery Co. Ltd.	2,200	33,563
	SWCC Showa Holdings Co. Ltd.	136,600	2,661,644
#	Tacmina Corp.	14,700	152,177
	Tadano Ltd.	702,900	7,675,718
	Taihei Dengyo Kaisha Ltd.	95,200	2,248,774
	Taiheiyo Kouhatsu, Inc.	43,500	255,249
	Taikisha Ltd.	161,000	4,598,254
	Taisei Oncho Co. Ltd.	14,900	251,655
#	Takadakiko Co. Ltd.	7,500	180,136
	Takamatsu Construction Group Co. Ltd.	106,800	1,873,962
	Takamatsu Machinery Co. Ltd.	41,800	290,507
#	Takamiya Co. Ltd.	137,800	542,275
	Takano Co. Ltd.	53,000	360,671
	Takaoka Toko Co. Ltd.	67,120	869,487
#	Takara & Co. Ltd.	40,155	627,643
	Takara Standard Co. Ltd.	222,600	2,959,363
	Takasago Thermal Engineering Co. Ltd.	297,900	5,449,706
	Takashima & Co. Ltd.	25,200	414,166
	Takeuchi Manufacturing Co. Ltd.	226,400	5,812,673
	Takigami Steel Construction Co. Ltd.	5,300	274,764
#	Takisawa Machine Tool Co. Ltd.	41,700	409,964
	Takuma Co. Ltd.	173,200	2,265,700
	Tanabe Consulting Co. Ltd.	2,400	15,318
#	Tanabe Engineering Corp.	39,500	313,490
	Tanseisha Co. Ltd.	251,749	2,064,471
	Tatsuta Electric Wire & Cable Co. Ltd.	287,400	1,292,711
	TECHNO ASSOCIE Co. Ltd.	50,100	489,054
#	Techno Ryowa Ltd.	68,690	539,151
	Techno Smart Corp.	49,500	721,868
	Teikoku Electric Manufacturing Co. Ltd.	111,000	1,411,372
	Teikoku Sen-I Co. Ltd.	113,000	2,036,744
	Tekken Corp.	84,200	1,346,332
	Tenox Corp.	22,500	170,520
	Teraoka Seisakusho Co. Ltd.	55,700	183,451
	Terasaki Electric Co. Ltd.	25,500	300,705
#	Toa Corp.	101,900	2,236,266
	TOA ROAD Corp.	27,300	1,213,080
#	Toba, Inc.	9,800	212,048
	Tobishima Corp.	123,770	1,162,296

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tocalo Co. Ltd.	387,300	$4,749,398
	Toda Corp.	556,900	3,508,274
	Toenec Corp.	54,400	1,600,971
	Togami Electric Manufacturing Co. Ltd.	17,800	274,726
	TOKAI Holdings Corp.	651,000	4,943,243
	Tokai Lease Co. Ltd.	18,800	265,028
	Tokyo Energy & Systems, Inc.	152,300	1,478,028
#	Tokyo Keiki, Inc.	73,822	650,919
	Tokyo Sangyo Co. Ltd.	130,800	816,101
	Tokyu Construction Co. Ltd.	543,800	3,845,158
#	Toli Corp.	282,400	575,620
	Tomoe Corp.	155,100	622,960
#	Tomoe Engineering Co. Ltd.	51,100	1,022,350
	Tonami Holdings Co. Ltd.	37,500	1,481,780
	Toppan Forms Co. Ltd.	323,800	3,112,963
	Torishima Pump Manufacturing Co. Ltd.	130,700	1,010,084
#	TORQ, Inc.	7,900	15,335
#	Totech Corp.	49,200	1,150,062
	Totetsu Kogyo Co. Ltd.	157,400	3,424,631
	Totoku Electric Co. Ltd.	17,700	460,380
	Toyo Construction Co. Ltd.	520,000	2,602,939
#	Toyo Denki Seizo KK	36,550	344,962
*	Toyo Engineering Corp.	212,178	1,595,393
	Toyo Logistics Co. Ltd.	85,100	249,636
	Toyo Machinery & Metal Co. Ltd.	100,000	473,187
	Toyo Tanso Co. Ltd.	80,600	2,191,148
	Toyo Wharf & Warehouse Co. Ltd.	36,000	454,702
	Trancom Co. Ltd.	48,800	3,424,044
	TRE Holdings Corp.	207,824	3,267,564
#	Trinity Industrial Corp.	36,000	264,736
	Trusco Nakayama Corp.	213,300	5,157,578
	Tsubaki Nakashima Co. Ltd.	270,600	3,789,199
	Tsubakimoto Chain Co.	169,840	5,018,321
	Tsubakimoto Kogyo Co. Ltd.	28,800	976,479
*	Tsudakoma Corp.	17,698	126,114
	Tsugami Corp.	285,300	3,922,354
	Tsukishima Kikai Co. Ltd.	186,600	1,907,793
	Tsurumi Manufacturing Co. Ltd.	126,700	1,952,418
	Ueki Corp.	60,800	792,841
	Union Tool Co.	46,300	1,563,885
	UPR Corp.	4,600	116,910
	Ushio, Inc.	651,100	11,648,428
	UT Group Co. Ltd.	187,200	5,988,258
	Utoc Corp.	102,200	486,890
# *	VisasQ, Inc.	17,700	976,797
	Waida Manufacturing Co. Ltd.	5,100	51,544
	Wakachiku Construction Co. Ltd.	79,300	1,414,827
	Wakita & Co. Ltd.	248,500	2,248,438
#	WDB Holdings Co. Ltd.	64,600	2,036,208
	Weathernews, Inc.	36,500	2,663,708
	Welbe, Inc.	56,500	798,796
	Will Group, Inc.	98,000	1,107,274
	World Holdings Co. Ltd.	50,700	1,266,420
	Yahagi Construction Co. Ltd.	181,400	1,217,185
	YAMABIKO Corp.	226,728	2,470,814
	YAMADA Consulting Group Co. Ltd.	72,700	741,591
	Yamashina Corp.	245,700	170,593
	Yamato Corp.	108,400	746,578
	Yamaura Corp.	12,700	103,432

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yamazen Corp.	372,600	$3,452,226
#	Yasuda Logistics Corp.	102,000	868,201
	Yokogawa Bridge Holdings Corp.	208,500	4,202,573
	Yondenko Corp.	54,120	806,130
	Yuasa Trading Co. Ltd.	116,400	3,110,845
	Yuken Kogyo Co. Ltd.	20,500	316,595
	Yurtec Corp.	264,600	1,549,947
	Yushin Precision Equipment Co. Ltd.	23,500	158,727
#	Zaoh Co. Ltd.	25,200	393,837
	Zenitaka Corp.	19,200	680,534
	Zuiko Corp.	94,600	730,180
TOTAL INDUSTRIALS			1,032,367,290

INFORMATION TECHNOLOGY — (15.2%)
	A&D Co. Ltd.	129,500	1,149,843
*	Access Co. Ltd.	111,000	869,587
	Ad-sol Nissin Corp.	47,200	865,145
	Adtec Plasma Technology Co. Ltd.	14,800	301,303
*	Advanced Media, Inc.	42,200	286,438
#	AGS Corp.	13,000	108,001
	Ai Holdings Corp.	246,900	4,660,043
	Aichi Tokei Denki Co. Ltd.	18,200	771,019
	Aiphone Co. Ltd.	66,800	1,380,795
*	Allied Telesis Holdings KK	159,400	130,431
	Alpha Systems, Inc.	45,120	1,722,673
	Alps Alpine Co. Ltd.	1,039,300	10,155,061
	Amano Corp.	201,500	4,986,252
#	Anritsu Corp.	636,100	10,548,092
	AOI Electronics Co. Ltd.	27,700	598,428
	Argo Graphics, Inc.	105,300	2,932,229
	Arisawa Manufacturing Co. Ltd.	212,200	1,807,960
	Artiza Networks, Inc.	9,300	101,056
	ArtSpark Holdings, Inc.	206,000	2,131,171
	Asahi Intelligence Service Co. Ltd.	1,300	15,047
	Ascentech KK	32,000	369,396
	Asteria Corp.	54,900	343,235
#	Atled Corp.	15,700	341,884
#	Avant Corp.	123,900	1,732,671
#	Axell Corp.	34,400	218,950
	Base Co. Ltd.	6,100	257,952
	Bell System24 Holdings, Inc.	218,600	2,808,472
*	BrainPad, Inc.	22,000	1,057,158
#	Broadband Tower, Inc.	105,600	191,383
	Broadleaf Co. Ltd.	591,000	2,836,925
	Business Brain Showa-Ota, Inc.	35,700	613,180
	Business Engineering Corp.	1,800	55,613
	CAC Holdings Corp.	75,200	1,063,940
	Canon Electronics, Inc.	128,500	1,768,754
	CDS Co. Ltd.	15,500	210,050
#	Chino Corp.	45,200	558,124
	Citizen Watch Co. Ltd.	1,771,000	7,723,437
*	CMK Corp.	310,300	1,168,406
	Computer Engineering & Consulting Ltd.	170,100	2,025,157
	Computer Institute of Japan Ltd.	94,700	701,958
	Comture Corp.	143,900	3,902,288
	CONEXIO Corp.	98,700	1,264,963
	Core Corp.	45,800	645,457
	Cresco Ltd.	86,500	1,583,015
	CRI Middleware Co. Ltd.	2,300	27,776

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Cube System, Inc.	60,600	$533,100
	Cyber Com Co. Ltd.	10,600	116,374
#	Cyberlinks Co. Ltd.	28,400	313,243
	Cybernet Systems Co. Ltd.	81,500	455,031
	Cybozu, Inc.	150,100	3,561,248
	Daiko Denshi Tsushin Ltd.	37,200	162,556
	Daishinku Corp.	169,596	1,506,203
	Daitron Co. Ltd.	55,600	1,106,332
	Daiwabo Holdings Co. Ltd.	582,700	10,258,415
#	Dawn Corp.	4,000	86,721
	Densan System Holdings Co. Ltd.	41,000	925,811
	Dexerials Corp.	380,600	7,699,247
	Digital Arts, Inc.	75,200	6,140,190
	Digital Garage, Inc.	139,900	6,535,286
	Digital Hearts Holdings Co. Ltd.	87,100	1,385,913
	Digital Information Technologies Corp.	57,500	869,122
	DKK Co. Ltd.	63,400	1,403,162
#	DKK-Toa Corp.	31,400	232,205
	Double Standard, Inc.	34,200	1,099,957
	DTS Corp.	261,000	5,791,247
	Ebase Co. Ltd.	99,600	663,506
	E-Guardian, Inc.	62,600	1,719,517
	Eizo Corp.	105,300	4,027,078
	Elecom Co. Ltd.	221,100	3,381,851
	Elematec Corp.	118,242	1,180,001
#	Enomoto Co. Ltd.	30,200	468,055
	Enplas Corp.	55,400	1,469,168
#	ESPEC Corp.	117,700	2,387,507
	Fenwal Controls of Japan Ltd.	20,500	282,483
	Ferrotec Holdings Corp.	232,000	7,782,329
# *	FFRI Security, Inc.	29,500	423,888
	Fixstars Corp.	97,100	661,717
	Focus Systems Corp.	53,700	478,779
#	Forval Corp.	51,100	519,895
	FTGroup Co. Ltd.	51,000	554,244
	Fuji Soft, Inc.	117,700	5,993,700
	Fukui Computer Holdings, Inc.	55,200	1,991,167
	Furuno Electric Co. Ltd.	157,500	1,685,382
#	Furuya Metal Co. Ltd.	7,600	599,355
	Future Corp.	153,600	4,492,369
	Future Innovation Group, Inc.	11,900	32,800
#	Gig Works, Inc.	40,000	222,771
	GL Sciences, Inc.	45,000	1,079,016
	Glosel Co. Ltd.	113,200	411,944
#	GMO Financial Gate, Inc.	5,700	1,480,332
	GMO GlobalSign Holdings KK	34,100	1,404,343
#	GMO Pepabo, Inc.	7,300	174,235
*	Gunosy, Inc.	2,500	14,366
	Hagiwara Electric Holdings Co. Ltd.	49,500	936,169
	Hakuto Co. Ltd.	87,300	1,491,054
# *	Hennge KK	600	29,672
	Himacs Ltd.	960	9,978
	Hioki EE Corp.	66,400	4,637,769
	Hochiki Corp.	91,500	1,004,925
	Hokuriku Electric Industry Co. Ltd.	40,500	368,222
#	Honda Tsushin Kogyo Co. Ltd.	110,100	440,903
	Hosiden Corp.	338,900	3,573,190
*	Hotto Link, Inc.	55,800	319,337
*	HPC Systems, Inc.	17,700	617,283

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Icom, Inc.	61,000	$1,297,884
	ID Holdings Corp.	76,250	629,801
	Ikegami Tsushinki Co. Ltd.	32,799	221,034
	I’ll, Inc.	19,400	288,072
	Ines Corp.	125,400	1,832,519
	I-Net Corp.	76,490	889,916
	Infocom Corp.	145,400	2,791,729
	Infomart Corp.	610,100	5,953,569
	Information Services International-Dentsu Ltd.	144,100	5,041,688
	Innotech Corp.	100,800	1,265,513
	Intelligent Wave, Inc.	46,700	241,530
	Inter Action Corp.	58,500	1,259,361
	I-O Data Device, Inc.	50,700	403,935
	I-PEX, Inc.	72,100	1,297,847
	Iriso Electronics Co. Ltd.	131,700	6,050,368
	ISB Corp.	50,400	551,489
# *	ITbook Holdings Co. Ltd.	60,900	254,740
	Itfor, Inc.	172,600	1,347,432
	Iwatsu Electric Co. Ltd.	54,900	432,118
	Japan Aviation Electronics Industry Ltd.	314,700	5,217,975
*	Japan Cash Machine Co. Ltd.	141,800	1,067,051
*	Japan Display, Inc.	482,100	144,306
	Japan Electronic Materials Corp.	61,600	1,039,870
	Japan Material Co. Ltd.	435,800	6,060,313
#	Japan System Techniques Co. Ltd.	13,800	269,489
#	Jastec Co. Ltd.	72,900	833,027
#	JBCC Holdings, Inc.	93,400	1,426,249
	JFE Systems, Inc.	8,700	147,430
# *	JIG-SAW, Inc.	17,300	1,190,347
	Kaga Electronics Co. Ltd.	111,000	3,051,057
	Kanematsu Electronics Ltd.	78,500	2,563,922
	KEL Corp.	27,900	295,842
	Koa Corp.	198,800	2,687,432
	Konica Minolta, Inc.	905,700	4,482,932
	KSK Co. Ltd.	3,000	59,023
	Kyoden Co. Ltd.	116,100	541,486
	Kyosan Electric Manufacturing Co. Ltd.	268,600	1,130,170
	Kyowa Electronic Instruments Co. Ltd.	129,800	463,933
	LAC Co. Ltd.	100,100	700,595
	Macnica Fuji Electronics Holdings, Inc.	342,150	8,043,827
#	Marubun Corp.	112,200	788,648
	Maruwa Co. Ltd.	59,700	6,691,593
	Maxell Holdings Ltd.	305,000	3,670,144
	MCJ Co. Ltd.	432,800	4,872,753
	Megachips Corp.	115,200	3,642,356
	Meiko Electronics Co. Ltd.	134,500	3,732,495
	Melco Holdings, Inc.	34,200	1,413,388
	Micronics Japan Co. Ltd.	120,200	1,591,487
	Mimaki Engineering Co. Ltd.	113,200	925,791
	Mimasu Semiconductor Industry Co. Ltd.	114,781	2,511,424
	Miraial Co. Ltd.	42,100	583,801
	Miroku Jyoho Service Co. Ltd.	112,800	1,780,957
	Mitachi Co. Ltd.	7,900	70,119
	Mitsubishi Research Institute, Inc.	53,500	1,998,208
	Mitsui High-Tec, Inc.	82,200	6,349,206
	m-up Holdings, Inc.	33,900	1,159,034
#	Mutoh Holdings Co. Ltd.	9,300	131,300
	Nagano Keiki Co. Ltd.	88,600	1,022,057
	Naigai Tec Corp.	7,900	200,109

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Nakayo, Inc.	73,100	$871,828
	NEC Networks & System Integration Corp.	60,500	973,473
#	NF Holdings Corp.	25,900	332,350
	Nichicon Corp.	313,500	2,966,798
*	Nihon Dempa Kogyo Co. Ltd.	65,000	531,380
	Nihon Denkei Co. Ltd.	31,800	521,062
*	Nippon Chemi-Con Corp.	125,300	2,354,668
	Nippon Computer Dynamics Co. Ltd.	36,200	226,784
	Nippon Electric Glass Co. Ltd.	515,736	13,168,257
#	Nippon Information Development Co. Ltd.	12,600	167,292
#	Nippon Kodoshi Corp.	51,600	1,490,513
	Nippon Signal Co. Ltd.	314,800	2,722,217
	Nippon Systemware Co. Ltd.	48,600	1,065,894
	Nissha Co. Ltd.	245,700	4,025,079
	Nohmi Bosai Ltd.	145,100	2,661,437
#	NPC, Inc.	30,900	188,972
	NSD Co. Ltd.	508,160	9,682,738
#	Ohara, Inc.	48,700	593,915
	Ohizumi Manufacturing Co. Ltd.	22,800	188,393
	Okaya Electric Industries Co. Ltd.	77,800	235,706
	Oki Electric Industry Co. Ltd.	520,900	4,278,739
	ONO Sokki Co. Ltd.	32,200	147,675
	Optex Group Co. Ltd.	169,820	2,162,977
# *	Optim Corp.	76,200	1,198,131
	Optorun Co. Ltd.	128,700	2,608,860
	Oro Co. Ltd.	31,300	1,036,033
	Osaki Electric Co. Ltd.	281,800	1,389,251
	Oval Corp.	35,600	80,548
	PCA Corp.	35,400	537,612
	PCI Holdings, Inc.	45,300	420,764
	Pipedo HD, Inc.	7,700	215,791
	Poletowin Pitcrew Holdings, Inc.	202,800	1,828,587
	Pro-Ship, Inc.	51,100	733,259
	Relia, Inc.	245,600	2,516,746
	Restar Holdings Corp.	127,900	2,137,746
*	Ricksoft Co. Ltd.	2,000	33,670
	Riken Keiki Co. Ltd.	93,800	2,602,773
	Riso Kagaku Corp.	94,500	1,994,437
#	River Eletec Corp.	35,300	387,768
	Roland DG Corp.	82,600	2,169,901
	Rorze Corp.	68,900	6,603,898
	Ryoden Corp.	95,700	1,514,545
	Ryosan Co. Ltd.	142,200	2,931,433
	Ryoyo Electro Corp.	7,300	152,015
#	Saison Information Systems Co. Ltd.	27,400	467,016
	Sakura Internet, Inc.	131,700	679,516
	Sanken Electric Co. Ltd.	89,100	4,684,365
#	Sanshin Electronics Co. Ltd.	102,700	1,474,397
	Santec Corp.	14,800	177,712
#	Satori Electric Co. Ltd.	79,180	702,255
	Saxa Holdings, Inc.	30,600	386,087
	SB Technology Corp.	65,000	1,789,528
#	Scala, Inc.	102,100	620,289
	Segue Group Co. Ltd.	1,900	12,394
	Seikoh Giken Co. Ltd.	23,900	373,713
	SEMITEC Corp.	8,000	826,429
#	SERAKU Co. Ltd.	24,700	459,711
#	Shibaura Electronics Co. Ltd.	52,100	3,007,895
	Shibaura Mechatronics Corp.	24,100	1,551,850

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Shindengen Electric Manufacturing Co. Ltd.	49,300	$1,755,447
	Shinko Shoji Co. Ltd.	264,600	2,126,597
	Shizuki Electric Co., Inc.	121,600	695,915
	Showa Shinku Co. Ltd.	24,400	330,898
	Sigma Koki Co. Ltd.	28,900	450,855
	Siix Corp.	200,600	2,222,235
	SK-Electronics Co. Ltd.	49,000	396,214
*	Smaregi, Inc.	8,200	261,404
	SMK Corp.	29,199	597,450
#	Softcreate Holdings Corp.	50,000	1,735,882
	Soliton Systems KK	54,100	676,003
#	Solxyz Co. Ltd.	41,000	191,872
	Soshin Electric Co. Ltd.	18,200	125,584
# *	Speee, Inc.	3,600	137,571
	SRA Holdings	72,100	1,842,226
	Sumida Corp.	184,249	2,130,088
# *	Sun*, Inc.	19,500	419,561
	Sun-Wa Technos Corp.	79,800	1,078,616
	Suzuden Corp.	3,400	48,311
	Suzuki Co. Ltd.	73,200	579,365
	System D, Inc.	1,100	13,234
#	System Information Co. Ltd.	54,800	452,888
	System Research Co. Ltd.	29,800	526,293
	System Support, Inc.	19,300	233,588
	Systems Engineering Consultants Co. Ltd.	6,600	130,650
	Systena Corp.	355,300	6,565,859
	Tachibana Eletech Co. Ltd.	110,760	1,496,346
	Takachiho Koheki Co. Ltd.	40,900	437,209
#	TAKEBISHI Corp.	52,200	686,067
#	Tamagawa Holdings Co. Ltd.	7,500	79,504
	Tamura Corp.	444,000	3,050,974
#	Tazmo Co. Ltd.	57,600	848,058
	TDC Soft, Inc.	93,400	1,072,938
*	TeamSpirit, Inc.	1,300	10,813
	TechMatrix Corp.	246,900	3,914,928
#	Techno Horizon Co. Ltd.	56,700	633,054
	Tecnos Japan, Inc.	46,100	246,326
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	599,176
	Terilogy Co. Ltd.	25,800	90,861
#	TESEC Corp.	22,600	477,626
	TKC Corp.	186,500	5,717,383
	Tobila Systems, Inc.	1,600	15,841
	Toho System Science Co. Ltd.	2,700	23,793
	Tokyo Electron Device Ltd.	45,100	2,736,521
	Tokyo Seimitsu Co. Ltd.	253,800	10,333,728
	Tomen Devices Corp.	17,800	909,114
	Topcon Corp.	684,300	12,200,386
	Torex Semiconductor Ltd.	52,900	1,225,532
	Toshiba TEC Corp.	77,700	3,059,162
	Toukei Computer Co. Ltd.	6,210	256,892
	Towa Corp.	144,600	3,149,409
	Toyo Corp.	149,600	1,414,162
	Transcosmos, Inc.	80,800	2,436,291
#	Tri Chemical Laboratories, Inc.	154,500	4,621,245
	Tsuzuki Denki Co. Ltd.	42,800	681,940
	Ubicom Holdings, Inc.	29,000	737,180
	Uchida Yoko Co. Ltd.	50,500	2,136,365
	ULS Group, Inc.	8,100	399,711
	Ulvac, Inc.	162,300	9,105,840

The Japanese Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Uniden Holdings Corp.	41,500	$1,160,825
	UNITED, Inc.	24,200	360,996
	User Local, Inc.	6,200	99,690
#	V Technology Co. Ltd.	56,900	2,145,739
	VINX Corp.	24,100	214,980
	Visco Technologies Corp.	1,700	25,582
	Wacom Co. Ltd.	990,000	6,404,369
#	Wellnet Corp.	54,900	241,290
# *	WILLs, Inc.	34,200	323,237
	Wow World, Inc.	21,700	332,269
*	Writeup Co. Ltd.	11,400	406,356
#	YAC Holdings Co. Ltd.	62,600	521,055
	Yamaichi Electronics Co. Ltd.	151,900	2,332,104
#	Yashima Denki Co. Ltd.	119,500	1,003,049
	YE DIGITAL Corp.	14,400	65,586
	Yokowo Co. Ltd.	108,500	2,411,348
TOTAL INFORMATION TECHNOLOGY			525,226,600

MATERIALS — (11.9%)
	Achilles Corp.	88,900	1,024,397
	ADEKA Corp.	602,400	13,400,601
	Agro-Kanesho Co. Ltd.	2,300	27,388
	Aichi Steel Corp.	70,200	1,635,430
	Arakawa Chemical Industries Ltd.	110,100	1,200,677
	Araya Industrial Co. Ltd.	20,500	313,666
#	Asahi Holdings, Inc.	464,800	8,295,809
	Asahi Printing Co. Ltd.	25,700	192,420
	Asahi Yukizai Corp.	90,600	1,094,833
	Asahipen Corp.	2,100	33,980
	Asia Pile Holdings Corp.	210,800	857,785
	C Uyemura & Co. Ltd.	72,700	3,004,066
	Carlit Holdings Co. Ltd.	131,200	876,347
	Chuetsu Pulp & Paper Co. Ltd.	49,900	515,181
	Chugoku Marine Paints Ltd.	351,700	2,722,412
	CI Takiron Corp.	291,200	1,552,995
	CK-San-Etsu Co. Ltd.	21,800	655,077
	Dai Nippon Toryo Co. Ltd.	129,600	986,185
	Daicel Corp.	890,600	6,668,160
	Daido Steel Co. Ltd.	170,600	6,536,165
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	1,576,248
	Daiken Corp.	77,000	1,682,656
	Daiki Aluminium Industry Co. Ltd.	178,800	2,602,457
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,300	1,948,610
	Daito Chemix Corp.	20,700	225,164
	DIC Corp.	114,800	3,039,533
	DKS Co. Ltd.	50,800	1,538,565
	Dowa Holdings Co. Ltd.	208,205	8,695,455
	Dynapac Co. Ltd.	8,500	103,714
	Fuji Seal International, Inc.	224,600	4,939,291
	Fujikura Kasei Co. Ltd.	167,500	772,484
	Fujimi, Inc.	40,900	2,572,007
#	Fujimori Kogyo Co. Ltd.	106,900	4,395,464
	Fuso Chemical Co. Ltd.	119,600	5,506,462
*	Geostr Corp.	57,100	180,134
	Godo Steel Ltd.	63,600	840,908
	Gun-Ei Chemical Industry Co. Ltd.	31,700	846,170
	Hakudo Co. Ltd.	43,900	1,112,807
	Harima Chemicals Group, Inc.	96,100	736,391
	Hodogaya Chemical Co. Ltd.	43,000	1,832,506

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Hokkan Holdings Ltd.	58,100	$773,121
	Hokko Chemical Industry Co. Ltd.	119,100	1,045,005
	Hokuetsu Corp.	793,299	5,241,724
	Ise Chemicals Corp.	13,000	450,190
#	Ishihara Chemical Co. Ltd.	71,000	915,662
	Ishihara Sangyo Kaisha Ltd.	227,250	2,505,659
*	Ishizuka Glass Co. Ltd.	12,900	244,143
	Japan Pure Chemical Co. Ltd.	500	12,354
	JCU Corp.	137,200	5,510,568
	JSP Corp.	81,100	1,091,320
	Kaneka Corp.	27,300	1,046,926
	Kanto Denka Kogyo Co. Ltd.	288,300	2,651,845
	Katakura & Co-op Agri Corp.	21,500	223,131
	KeePer Technical Laboratory Co. Ltd.	102,400	2,952,905
	KEIWA, Inc.	8,600	355,313
	KH Neochem Co. Ltd.	229,700	5,903,475
#	Kimoto Co. Ltd.	222,300	453,576
	Koatsu Gas Kogyo Co. Ltd.	194,693	1,312,967
	Kobe Steel Ltd.	1,495,100	8,784,296
	Kohsoku Corp.	70,200	995,094
	Konishi Co. Ltd.	215,600	3,353,444
	Konoshima Chemical Co. Ltd.	37,500	963,095
	Krosaki Harima Corp.	30,400	1,258,343
#	Kumiai Chemical Industry Co. Ltd.	264,287	1,970,766
	Kunimine Industries Co. Ltd.	41,700	410,146
	Kureha Corp.	103,950	6,755,486
	Kurimoto Ltd.	60,500	864,318
	Kuriyama Holdings Corp.	78,000	681,028
	Kyoei Steel Ltd.	141,500	1,745,958
	Kyowa Leather Cloth Co. Ltd.	81,300	487,680
	Lintec Corp.	271,800	6,067,515
	Maeda Kosen Co. Ltd.	119,400	3,463,203
	Maruichi Steel Tube Ltd.	157,800	3,585,490
	MEC Co. Ltd.	97,900	2,696,293
#	Mitani Sekisan Co. Ltd.	67,400	4,276,803
	Mitsubishi Materials Corp.	31,400	609,561
*	Mitsubishi Paper Mills Ltd.	277,700	876,682
#	Mitsubishi Steel Manufacturing Co. Ltd.	58,300	590,040
	Mitsui Mining & Smelting Co. Ltd.	372,700	10,694,693
#	Molitec Steel Co. Ltd.	83,100	313,474
	MORESCO Corp.	39,800	418,989
	Moriroku Holdings Co. Ltd.	8,000	137,309
	Mory Industries, Inc.	34,700	824,916
	Nakayama Steel Works Ltd.	169,700	644,598
	Nasu Denki Tekko Co. Ltd.	3,000	273,752
	Neturen Co. Ltd.	222,100	1,186,859
	New Japan Chemical Co. Ltd.	117,500	319,770
	Nicca Chemical Co. Ltd.	45,700	381,010
#	Nichia Steel Works Ltd.	138,600	359,210
	Nihon Kagaku Sangyo Co. Ltd.	83,100	994,285
	Nihon Nohyaku Co. Ltd.	243,500	1,144,687
	Nihon Parkerizing Co. Ltd.	521,900	5,207,175
	Nihon Yamamura Glass Co. Ltd.	67,600	516,756
	Nippon Carbide Industries Co., Inc.	46,200	559,688
	Nippon Chemical Industrial Co. Ltd.	46,300	1,191,198
	Nippon Concrete Industries Co. Ltd.	293,100	769,653
#	Nippon Denko Co. Ltd.	767,314	2,476,781
#	Nippon Fine Chemical Co. Ltd.	83,400	1,569,198
	Nippon Kayaku Co. Ltd.	501,700	5,283,942

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Light Metal Holdings Co. Ltd.	376,490	$6,248,701
#	Nippon Paper Industries Co. Ltd.	517,600	5,305,552
	Nippon Pillar Packing Co. Ltd.	134,200	3,275,789
	Nippon Shokubai Co. Ltd.	77,300	4,038,519
	Nippon Soda Co. Ltd.	154,300	4,636,057
	Nippon Yakin Kogyo Co. Ltd.	95,349	2,303,683
	Nitta Gelatin, Inc.	85,500	466,569
	Nittetsu Mining Co. Ltd.	36,300	2,090,878
	Nozawa Corp.	47,500	290,072
	Oat Agrio Co. Ltd.	24,600	458,065
	Okamoto Industries, Inc.	70,500	2,473,979
	Okura Industrial Co. Ltd.	55,200	1,020,700
	Osaka Organic Chemical Industry Ltd.	102,400	3,068,500
	Osaka Soda Co. Ltd.	93,799	2,383,722
	Osaka Steel Co. Ltd.	89,300	912,020
*	OSAKA Titanium Technologies Co. Ltd.	160,600	1,104,040
	Pacific Metals Co. Ltd.	92,999	1,685,691
	Pack Corp.	87,200	2,316,647
	Rasa Industries Ltd.	45,700	748,261
	Rengo Co. Ltd.	675,100	5,119,368
	Riken Technos Corp.	234,800	1,128,465
	Sakai Chemical Industry Co. Ltd.	102,500	1,910,126
	Sakata INX Corp.	285,100	2,754,116
	Sanyo Chemical Industries Ltd.	93,800	4,644,480
	Sanyo Special Steel Co. Ltd.	131,960	2,176,162
	Seiko PMC Corp.	78,300	535,449
	Sekisui Kasei Co. Ltd.	150,000	749,098
	Shikoku Chemicals Corp.	231,100	2,840,009
	Shinagawa Refractories Co. Ltd.	37,800	1,292,706
	Shin-Etsu Polymer Co. Ltd.	286,200	2,585,179
	SK Kaken Co. Ltd.	1,200	398,989
	Soken Chemical & Engineering Co. Ltd.	48,400	753,369
	Stella Chemifa Corp.	65,600	1,646,812
	Sumitomo Bakelite Co. Ltd.	192,800	8,664,946
#	Sumitomo Osaka Cement Co. Ltd.	226,899	6,357,906
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,606,361
	T Hasegawa Co. Ltd.	209,300	5,111,215
#	T&K Toka Co. Ltd.	134,300	954,368
	Taiheiyo Cement Corp.	32,800	696,877
	Taisei Lamick Co. Ltd.	42,300	1,018,272
	Taiyo Holdings Co. Ltd.	229,200	6,127,505
	Takasago International Corp.	87,000	2,267,389
	Takemoto Yohki Co. Ltd.	43,800	361,867
#	Taoka Chemical Co. Ltd.	23,500	360,289
	Tayca Corp.	103,900	1,199,127
	Tenma Corp.	116,800	2,781,682
#	Titan Kogyo Ltd.	5,100	80,138
	Toagosei Co. Ltd.	740,500	8,275,887
*	Toda Kogyo Corp.	1,400	40,087
#	Toho Acetylene Co. Ltd.	12,700	136,871
	Toho Chemical Industry Co. Ltd.	47,000	210,277
	Toho Titanium Co. Ltd.	231,000	2,432,371
#	Toho Zinc Co. Ltd.	89,899	2,457,333
	Tohoku Steel Co. Ltd.	16,300	248,204
	Tokushu Tokai Paper Co. Ltd.	64,258	2,505,743
	Tokuyama Corp.	385,498	6,601,404
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	200,311
*	Tokyo Rope Manufacturing Co. Ltd.	45,400	353,027
	Tokyo Steel Manufacturing Co. Ltd.	615,600	6,850,242

The Japanese Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Tekko Co. Ltd.	61,900	$809,987
*	Tomoegawa Co. Ltd.	29,600	219,252
	Tomoku Co. Ltd.	70,600	1,190,794
	Topy Industries Ltd.	88,200	924,810
	Toyo Gosei Co. Ltd.	31,100	4,326,985
	Toyo Ink SC Holdings Co. Ltd.	240,100	4,228,432
	Toyo Seikan Group Holdings Ltd.	324,300	3,850,750
	Toyobo Co. Ltd.	523,000	6,279,837
	TYK Corp.	148,500	419,885
*	UACJ Corp.	208,841	4,840,357
	Ube Industries Ltd.	430,100	8,013,345
	Valqua Ltd.	108,399	2,187,573
	Vertex Corp.	45,998	1,224,403
	Wavelock Holdings Co. Ltd.	30,900	181,502
#	Wood One Co. Ltd.	40,897	406,321
# *	W-Scope Corp.	31,100	248,910
	Yamato Kogyo Co. Ltd.	253,200	8,489,870
	Yodogawa Steel Works Ltd.	142,600	3,115,848
#	Yotai Refractories Co. Ltd.	119,200	1,342,698
	Yushiro Chemical Industry Co. Ltd.	67,000	704,990
TOTAL MATERIALS			409,401,689

REAL ESTATE — (1.7%)
	AD Works Group Co. Ltd.	219,879	314,801
	Airport Facilities Co. Ltd.	143,970	736,221
	Anabuki Kosan, Inc.	16,400	297,704
	Aoyama Zaisan Networks Co. Ltd.	90,200	931,458
	Apaman Co. Ltd.	75,900	353,134
#	Ardepro Co. Ltd.	70,700	33,548
	Arealink Co. Ltd.	29,600	402,828
#	B-Lot Co. Ltd.	40,000	196,952
	Cosmos Initia Co. Ltd.	94,400	341,036
#	CRE, Inc.	20,300	318,456
	Daibiru Corp.	312,700	4,351,454
#	Dear Life Co. Ltd.	152,600	766,783
	Goldcrest Co. Ltd.	103,270	1,479,651
#	Good Com Asset Co. Ltd.	42,500	508,515
	Grandy House Corp.	95,600	407,699
	Heiwa Real Estate Co. Ltd.	228,000	7,198,186
	Ichigo, Inc.	756,500	2,264,633
*	Japan Asset Marketing Co. Ltd.	1,077,900	992,706
#	Japan Property Management Center Co. Ltd.	86,300	875,501
#	JSB Co. Ltd.	19,500	492,295
	Katitas Co. Ltd.	119,300	4,356,090
	Keihanshin Building Co. Ltd.	214,600	2,680,979
	Loadstar Capital KK	9,200	73,810
# *	Mirainovate Co. Ltd.	285,540	569,079
	Mugen Estate Co. Ltd.	64,200	276,610
	Nippon Commercial Development Co. Ltd.	84,600	1,284,980
	Nisshin Group Holdings Co. Ltd.	210,700	942,246
#	Property Agent, Inc.	9,200	222,816
#	Raysum Co. Ltd.	97,800	618,946
	SAMTY Co. Ltd.	180,350	4,010,535
	Sankyo Frontier Co. Ltd.	24,600	1,182,252
	Sansei Landic Co. Ltd.	29,100	212,886
	Shinoken Group Co. Ltd.	112,600	1,112,802
*	SRE Holdings Corp.	25,400	1,764,552
	Star Mica Holdings Co. Ltd.	87,800	1,162,116
	Starts Corp., Inc.	224,000	5,382,885

The Japanese Small Company Series

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Sun Frontier Fudousan Co. Ltd.	202,800	$1,903,107
	Sunnexta Group, Inc.	11,700	112,580
	Takara Leben Co. Ltd.	547,800	1,492,822
	Tenpo Innovation Co. Ltd.	3,100	25,589
	TOC Co. Ltd.	318,850	1,787,536
	Tokyo Rakutenchi Co. Ltd.	19,800	706,541
*	Tokyo Theatres Co., Inc.	47,099	518,617
	Tosei Corp.	202,900	1,950,435
	Urbanet Corp. Co. Ltd.	92,700	252,564
	Yoshicon Co. Ltd.	3,100	31,005
TOTAL REAL ESTATE			57,897,941

UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	647,868
	Electric Power Development Co. Ltd.	54,500	720,468
#	eRex Co. Ltd.	194,300	4,449,289
	Hiroshima Gas Co. Ltd.	322,200	1,059,848
#	Hokkaido Electric Power Co., Inc.	1,163,200	4,834,096
	Hokkaido Gas Co. Ltd.	98,500	1,319,254
#	Hokuriku Electric Power Co.	991,200	4,719,864
#	Hokuriku Gas Co. Ltd.	10,100	277,241
	K&O Energy Group, Inc.	100,400	1,438,692
	Nippon Gas Co. Ltd.	684,000	8,484,055
	Okinawa Electric Power Co., Inc.	300,516	3,686,854
	Saibu Gas Holdings Co. Ltd.	223,200	4,557,562
	Shikoku Electric Power Co., Inc.	656,500	4,275,643
	Shizuoka Gas Co. Ltd.	334,900	3,532,655
#	Toell Co. Ltd.	57,500	405,527
	West Holdings Corp.	143,603	8,026,221

TOTAL UTILITIES			52,435,137

TOTAL COMMON STOCKS Cost ($2,886,201,109)			3,387,960,476

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	5,314,587	61,489,772
TOTAL INVESTMENTS — (100.0%) (Cost $2,947,678,139)			$3,449,450,248
ST Special Tax
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

The Japanese Small Company Series

CONTINUED

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$105,693,477	—	$105,693,477
Consumer Discretionary	—	488,751,508	—	488,751,508
Consumer Staples	—	248,614,645	—	248,614,645
Energy	—	32,702,071	—	32,702,071
Financials	—	283,675,745	—	283,675,745
Health Care	—	151,194,373	—	151,194,373
Industrials	$15,163,165	1,017,204,125	—	1,032,367,290
Information Technology	—	525,226,600	—	525,226,600
Materials	—	409,401,689	—	409,401,689
Real Estate	—	57,897,941	—	57,897,941
Utilities	—	52,435,137	—	52,435,137
Securities Lending Collateral	—	61,489,772	—	61,489,772
TOTAL	$15,163,165	$3,434,287,083	—	$3,449,450,248

The Asia Pacific Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (59.7%)
*	3P Learning Ltd.	93,233	$98,463
#	5G Networks Ltd.	35,296	24,866
*	A2B Australia Ltd.	335,289	336,166
	Accent Group Ltd.	2,156,788	4,038,158
	Adairs Ltd.	929,029	2,592,949
	Adbri Ltd.	2,286,093	5,145,901
# *	Advance NanoTek Ltd.	9,653	25,602
	AGL Energy Ltd.	1,811,920	7,814,139
*	Ainsworth Game Technology Ltd.	484,397	493,147
# *	Alcidion Group Ltd.	407,251	117,592
# *	Alkane Resources Ltd.	3,127,231	2,097,776
*	Alliance Aviation Services Ltd.	254,500	715,010
	Altium Ltd.	49,728	1,385,255
# * ††	Altura Mining Ltd.	1,171,741	11,573
# *	AMA Group Ltd.	3,939,054	1,447,278
# *	American Pacific Borates Ltd.	10,282	14,229
*	AMP Ltd.	12,893,152	10,548,526
	Ansell Ltd.	244,194	5,846,649
	Appen Ltd.	398,987	3,251,157
*	Arafura Resources Ltd.	4,637,893	773,535
	ARB Corp. Ltd.	521,174	19,195,274
# *	Archer Materials Ltd.	367,184	406,489
# *	Ardent Leisure Group Ltd.	3,156,808	3,568,580
# *	Argosy Minerals Ltd.	1,030,094	226,973
*	Atomos Ltd.	322,939	341,539
	AUB Group Ltd.	496,714	8,186,503
# *	Audinate Group Ltd.	29,694	190,140
# *	Aurelia Metals Ltd.	6,805,751	1,935,915
	Austal Ltd.	2,278,005	3,237,704
	Austin Engineering Ltd.	129,055	22,818
# *	Australian Agricultural Co. Ltd.	3,315,760	3,944,294
#	Australian Ethical Investment Ltd.	129,906	1,342,427
	Australian Finance Group Ltd.	1,528,544	3,038,060
*	Australian Mines Ltd.	11,430,790	207,644
	Australian Pharmaceutical Industries Ltd.	2,800,624	3,181,008
*	Australian Potash Ltd.	426,553	36,901
# *	Australian Strategic Materials Ltd.	493,304	3,963,946
#	Australian Vintage Ltd.	3,159,274	1,984,709
	Auswide Bank Ltd.	135,553	699,858
#	Ava Risk Group Ltd.	27,751	9,422
#	AVJennings Ltd.	5,865,445	2,692,622
# *	AVZ Minerals Ltd.	1,847,793	496,027
* ††	Axsesstoday Ltd.	1,687	1
	Baby Bunting Group Ltd.	694,130	3,093,507
*	Bannerman Energy Ltd.	831,485	203,451
	Bapcor Ltd.	2,189,248	13,204,770
	Base Resources Ltd.	746,976	171,432
*	BCI Minerals Ltd.	1,088,804	415,538
#	Beach Energy Ltd.	7,632,087	8,017,554
	Beacon Lighting Group Ltd.	304,846	502,196
	Beacon Minerals Ltd.	1,286,438	30,829
	Bega Cheese Ltd.	1,973,378	8,082,900
	Bell Financial Group Ltd.	578,495	794,941
*	Bellevue Gold Ltd.	4,080,885	2,627,276
*	Betmakers Technology Group Ltd.	1,239,988	1,152,065
# *	Bigtincan Holdings Ltd.	1,280,517	1,134,987
*	Bionomics Ltd.	160,677	15,249

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Black Rock Mining Ltd.	1,277,236	$203,143
	Blackmores Ltd.	94,090	6,715,355
*	Boss Energy Ltd.	1,063,759	244,834
*	Botanix Pharmaceuticals Ltd.	688,967	31,322
	Bravura Solutions Ltd.	1,850,954	3,899,162
#	Breville Group Ltd.	681,670	15,172,506
	Brickworks Ltd.	486,532	8,731,553
	BWX Ltd.	911,626	3,204,521
*	Byron Energy Ltd.	89,192	9,420
*	Calidus Resources Ltd.	690,973	315,124
*	Calima Energy Ltd.	199,846	34,101
*	Calix Ltd.	399,626	1,566,067
	Capitol Health Ltd.	4,669,615	1,191,282
	Capral Ltd.	24,873	149,591
# *	Capricorn Metals Ltd.	774,872	1,496,820
*	Carbon Revolution Ltd.	44,883	35,542
	Cardno Ltd.	1,141,887	1,307,483
# *	Carnarvon Petroleum Ltd.	4,042,505	1,037,052
	Carsales.com Ltd.	553,743	10,362,825
#	Cash Converters International Ltd.	2,766,362	605,518
# *	Catapult Group International Ltd.	401,552	535,977
††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	445,757	2,008,116
*	Central Petroleum Ltd.	759,474	69,002
††	Centrebet Litigatation	162,672	0
#	Centuria Capital Group	1,210,015	2,940,796
	Challenger Ltd.	2,321,555	12,194,726
*	Champion Iron Ltd.	1,088,458	3,635,725
*	City Chic Collective Ltd.	819,807	3,836,352
#	Class Ltd.	492,033	1,082,402
*	Clean Seas Seafood Ltd.	231,488	109,201
	Cleanaway Waste Management Ltd.	2,233,919	4,543,249
	ClearView Wealth Ltd.	79,552	47,260
	Clinuvel Pharmaceuticals Ltd.	201,161	5,894,864
#	Clover Corp. Ltd.	649,584	784,710
*	Cobalt Blue Holdings Ltd.	345,926	113,762
	Codan Ltd.	670,501	5,112,896
# *	Collection House Ltd.	2,084,920	251,532
	Collins Foods Ltd.	745,683	7,239,549
*	Comet Ridge Ltd.	455,837	41,254
# *	Cooper Energy Ltd.	11,268,438	2,462,545
# *	Core Lithium Ltd.	756,237	327,416
*	Corporate Travel Management Ltd.	650,080	12,044,252
	Costa Group Holdings Ltd.	2,751,728	6,084,280
	Credit Corp. Group Ltd.	442,571	10,527,755
	CSR Ltd.	3,109,441	13,958,892
*	Cynata Therapeutics Ltd.	78,248	36,307
*	Dacian Gold Ltd.	808,363	139,694
*	Danakali Ltd.	618,097	227,582
	Data#3 Ltd.	1,010,106	4,328,836
*	De Grey Mining Ltd.	1,668,250	1,387,786
*	Decmil Group Ltd.	508,303	120,806
# *	Deep Yellow Ltd.	571,545	431,532
	Deterra Royalties Ltd.	1,940,354	5,707,392
*	Develop Global Ltd.	75,746	35,838
#	Dicker Data Ltd.	331,254	3,756,117
	Domain Holdings Australia Ltd.	1,497,814	6,506,081
	Downer EDI Ltd.	2,071,013	9,901,826
	Eagers Automotive Ltd.	775,292	8,710,647

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Earlypay Ltd.	819,564	$284,314
# *	Eclipx Group Ltd.	2,070,131	3,906,097
*	Ecofibre Ltd.	75,087	42,977
# *	Ecograf Ltd.	1,661,115	769,431
	Elanor Investor Group	286,472	463,691
	Elders Ltd.	1,009,369	9,169,814
# *	Electro Optic Systems Holdings Ltd.	454,671	1,095,211
*	Element 25 Ltd.	9,948	12,736
*	Elixir Energy Ltd.	2,250,692	442,807
*	Elmo Software Ltd.	3,116	12,478
	Emeco Holdings Ltd.	2,062,540	1,716,370
# *	EML Payments Ltd.	958,009	2,149,486
*	Energy Resources of Australia Ltd.	361,125	111,555
	Enero Group Ltd.	135,463	404,122
*	EnviroSuite Ltd.	1,131,191	187,897
	EQT Holdings Ltd.	119,114	2,531,775
	Estia Health Ltd.	1,663,088	2,629,983
	Eureka Group Holdings Ltd.	28,507	14,568
*	European Lithium Ltd.	239,881	24,361
	Euroz Ltd.	234,646	287,795
*	EVENT Hospitality & Entertainment Ltd.	546,035	6,759,184
*	Experience Co. Ltd.	75,480	20,510
	FAR Ltd.	127,715	78,955
	Finbar Group Ltd.	322,817	202,147
	Fleetwood Ltd.	513,721	923,513
# *	Flight Centre Travel Group Ltd.	448,941	6,793,392
*	Fluence Corp. Ltd.	116,395	15,747
# *	Freedom Foods Group Ltd.	362,595	128,223
*	Frontier Digital Ventures Ltd.	521,138	708,815
*	Future Metals NL	149,771	20,176
# *	G8 Education Ltd.	5,772,165	4,797,352
# *	Galan Lithium Ltd.	1,338,234	1,275,712
# *	Genetic Signatures Ltd.	118,531	124,063
*	Genex Power Ltd.	799,280	123,741
	Genworth Mortgage Insurance Australia Ltd.	2,014,114	3,499,007
*	Geopacific Resources Ltd.	33,316	7,741
#	Gold Road Resources Ltd.	5,348,824	5,547,749
	GR Engineering Services Ltd.	151,531	201,056
	GrainCorp Ltd., Class A	1,547,172	7,353,101
	Grange Resources Ltd.	1,717,658	740,842
# *	Greenland Minerals Ltd.	1,692,337	154,373
*	GTN Ltd.	15,394	5,975
	GUD Holdings Ltd.	769,603	7,123,001
	GWA Group Ltd.	1,516,127	3,112,270
	Hansen Technologies Ltd.	1,293,047	6,174,732
	Healius Ltd.	3,973,423	14,549,415
# *	Helloworld Travel Ltd.	51,370	105,407
*	Highfield Resources Ltd.	198,321	93,736
	Horizon Oil Ltd.	714,889	49,345
*	Hot Chili Ltd.	2,596,076	93,882
	HT&E Ltd.	1,686,962	2,443,876
#	HUB24 Ltd.	293,685	7,055,708
# *	Humm Group Ltd.	2,480,303	1,654,978
*	IDT Australia Ltd.	568,002	241,713
	IGO Ltd.	284,609	2,084,139
	Iluka Resources Ltd.	1,999,707	14,266,701
	Image Resources NL	371,646	54,523
	Imdex Ltd.	2,736,338	5,913,026
*	Immutep Ltd.	218,170	94,477

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	ImpediMed Ltd.	417,437	$58,073
	Infomedia Ltd.	2,799,017	2,915,593
#	Inghams Group Ltd.	2,191,759	6,148,038
	Intega Group Ltd.	1,127,842	764,773
	Integral Diagnostics Ltd.	1,113,404	3,937,504
*	Integrated Research Ltd.	791,910	907,513
*	Investigator Resources Ltd.	686,170	36,209
#	InvoCare Ltd.	945,502	8,100,895
*	ioneer Ltd.	9,580,838	4,958,516
	IOOF Holdings Ltd.	3,815,495	11,809,268
# *	IOUpay Ltd.	1,476,593	281,813
	IPH Ltd.	1,243,670	8,077,932
	IRESS Ltd.	1,225,060	11,168,044
	iSelect Ltd.	33,051	8,692
# *	iTech Minerals Pty Ltd.	61,274	12,676
	IVE Group Ltd.	580,082	782,036
*	Japara Healthcare Ltd.	1,594,623	1,679,378
# *	Jervois Global Ltd.	88,121	37,781
	Johns Lyng Group Ltd.	843,057	4,120,559
	Jumbo Interactive Ltd.	208,843	2,634,840
#	Jupiter Mines Ltd.	5,368,466	949,277
# *	Kalium Lakes Ltd.	348,799	46,200
# *	Karoon Energy Ltd.	3,575,159	4,919,065
*	KGL Resources Ltd.	143,604	70,480
# *	Kingsgate Consolidated Ltd.	1,079,815	1,308,704
#	Kogan.com Ltd.	451,741	3,405,352
*	Lake Resources NL	3,016,744	2,152,366
††	Lednium Technology Pty Ltd.	195,019	0
*	Legend Mining Ltd.	2,176,273	111,275
#	Lifestyle Communities Ltd.	337,712	5,575,753
	Link Administration Holdings Ltd.	2,206,818	7,266,102
# *	Livetiles Ltd.	344,818	32,761
#	Lovisa Holdings Ltd.	267,240	4,404,921
	Lycopodium Ltd.	42,182	139,594
*	Lynas Rare Earths Ltd.	1,615,350	9,011,232
	MA Financial Group Ltd.	150,840	930,671
	MACA Ltd.	1,622,774	936,880
*	Mach7 Technologies Ltd.	42,643	30,293
	Macmahon Holdings Ltd.	5,696,509	881,273
*	Macquarie Telecom Group Ltd.	8,100	434,465
*	Maggie Beer Holdings Ltd.	213,500	67,302
*	Matador Mining Ltd.	63,503	18,114
*	MaxiPARTS Ltd.	22,360	62,319
# *	Mayne Pharma Group Ltd.	9,518,774	2,439,668
	McMillan Shakespeare Ltd.	519,015	5,370,379
#	McPherson’s Ltd.	653,702	476,136
# *	Medical Developments International Ltd.	100,861	374,373
	Medusa Mining Ltd.	666,839	383,736
*	Megaport Ltd.	511,015	6,915,722
# *	Mesoblast Ltd.	2,382,780	2,867,965
# *	Metals X Ltd.	3,689,106	1,006,282
#	Metcash Ltd.	6,296,220	19,404,717
#	Michael Hill International Ltd.	1,490,263	1,111,847
# *	Mincor Resources NL	1,623,722	1,686,140
*	MMA Offshore Ltd.	1,249,410	411,196
#	MNF Group Ltd.	243,952	1,308,863
#	Monadelphous Group Ltd.	566,488	4,320,825
	Monash IVF Group Ltd.	1,738,681	1,232,837
	Money3 Corp. Ltd.	1,319,770	3,311,827

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	MoneyMe Ltd.	55,212	$87,307
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	85,112	201,357
	Mount Gibson Iron Ltd.	3,904,651	1,242,784
††	Myanmar Metals Ltd.	49,486	9,772
*	Myer Holdings Ltd.	3,915,011	1,596,804
	MyState Ltd.	669,272	2,625,631
# *	Nanosonics Ltd.	931,208	4,184,954
	Navigator Global Investments Ltd.	901,466	1,275,679
# *	Nearmap Ltd.	3,251,840	5,447,079
# *	Neometals Ltd.	1,542,276	1,206,777
	Netwealth Group Ltd.	494,275	6,496,173
*	New Century Resources Ltd.	1,368,711	159,705
#	New Energy Solar	166,241	100,374
#	New Hope Corp. Ltd.	2,522,847	3,822,628
	nib holdings Ltd.	2,951,426	14,861,717
#	Nick Scali Ltd.	406,481	4,431,853
	Nickel Mines Ltd.	2,922,992	2,315,357
	Nine Entertainment Co. Holdings Ltd.	2,055,509	4,304,772
*	Nitro Software Ltd.	66,552	188,135
*	Novonix Ltd.	795,568	4,479,579
*	Noxopharm Ltd.	6,703	2,646
	NRW Holdings Ltd.	3,118,446	4,324,906
*	Nufarm Ltd.	1,868,539	6,153,549
	Objective Corp. Ltd.	41,344	651,081
	OFX Group Ltd.	1,725,518	2,069,627
*	Oklo Resources Ltd.	202,639	19,710
*	OM Holdings Ltd.	499,991	407,426
# *	Omni Bridgeway Ltd.	2,340,733	5,500,579
*	oOh!media Ltd.	3,417,957	4,691,493
*	Opthea Ltd.	748,332	724,072
*	Ora Banda Mining Ltd.	469,099	29,947
	Ora Banda Mining Ltd.	99,291	6,349
*	Orbital Corp. Ltd.	16,624	7,564
*	OreCorp Ltd.	130,901	64,878
*	Orocobre Ltd.	2,264,756	15,294,789
	Orora Ltd.	5,931,076	14,837,472
	Over the Wire Holdings Ltd.	49,802	202,624
	OZ Minerals Ltd.	418,051	7,952,112
	Pacific Current Group Ltd.	274,288	1,571,148
#	Pacific Smiles Group Ltd.	272,678	594,580
	Pact Group Holdings Ltd.	1,422,949	3,325,317
*	Paladin Energy Ltd.	8,765,451	5,825,099
*	Panoramic Resources Ltd.	9,516,699	1,725,741
# *	Pantoro Ltd.	2,479,808	408,279
*	Paradigm Biopharmaceuticals Ltd.	41,528	64,447
*	Peak Resources Ltd.	224,220	12,021
	Peet Ltd.	1,192,399	965,213
	Pendal Group Ltd.	2,058,779	10,413,306
# *	Peninsula Energy Ltd.	3,332,209	668,858
	People Infrastructure Ltd.	224,358	750,001
	Perenti Global Ltd.	4,332,628	3,354,171
	Perpetual Ltd.	376,124	10,750,588
*	Perseus Mining Ltd.	8,114,950	9,622,883
	Pinnacle Investment Management Group Ltd.	437,023	5,683,902
	Platinum Asset Management Ltd.	1,941,364	4,483,164
*	Poseidon Nickel Ltd.	9,770,353	691,281
# *	PPK Group Ltd.	22,761	224,446
# *	Praemium Ltd.	2,097,349	1,891,114

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Premier Investments Ltd.	458,786	$10,647,565
#	Pro Medicus Ltd.	172,427	6,963,198
	Probiotec Ltd.	59,324	98,516
	Pro-Pac Packaging Ltd.	72,722	12,065
#	Propel Funeral Partners Ltd.	126,331	399,633
# *	Prospect Resources Ltd.	1,167,946	372,224
#	PSC Insurance Group Ltd.	148,932	513,367
	PWR Holdings Ltd.	441,250	3,140,720
*	PYC Therapeutics Ltd.	389,981	40,874
	QANTM Intellectual Property Ltd.	63,524	58,857
	Ramelius Resources Ltd.	4,854,858	5,791,920
*	ReadyTech Holdings Ltd.	174,702	497,108
#	Reckon Ltd.	391,834	304,981
*	Red 5 Ltd.	7,536,119	1,469,236
# *	Redbubble Ltd.	759,347	2,384,618
#	Regis Healthcare Ltd.	932,213	1,379,333
	Regis Resources Ltd.	4,825,314	7,236,274
*	Reject Shop Ltd.	150,958	789,573
	Reliance Worldwide Corp. Ltd.	3,629,454	15,959,122
#	Resimac Group Ltd.	61,439	79,372
# *	Resolute Mining Ltd.	8,007,059	2,516,395
*	Retail Food Group Ltd.	9,756,332	588,384
*	Rex Minerals Ltd.	26,619	5,238
	Ridley Corp. Ltd.	1,862,695	1,864,851
*	RPMGlobal Holdings Ltd.	778,285	1,148,582
# *	Rumble Resources Ltd.	178,014	60,292
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,725,681	11,481,645
*	SciDev Ltd.	122,828	66,526
	SeaLink Travel Group Ltd.	397,469	2,201,979
*	SECOS Group Ltd	230,520	49,025
	Select Harvests Ltd.	880,705	4,922,645
#	Senex Energy Ltd.	1,216,209	4,063,686
#	Servcorp Ltd.	342,954	1,044,709
	Service Stream Ltd.	3,861,053	2,552,107
# *	Seven West Media Ltd.	5,839,397	2,014,759
#	SG Fleet Group Ltd.	536,168	1,031,205
	Shaver Shop Group Ltd.	582,158	450,477
*	Sheffield Resources Ltd.	129,910	32,306
	Shine Justice Ltd.	53,871	53,707
	Shriro Holdings Ltd.	24,206	19,136
	Sigma Healthcare Ltd.	6,192,917	2,655,513
*	Silex Systems Ltd.	51,736	51,534
# *	Silver Lake Resources Ltd.	5,791,755	7,334,685
# *	Silver Mines Ltd.	1,151,777	188,699
	Sims Ltd.	1,175,465	12,796,166
	SmartGroup Corp. Ltd.	865,067	5,236,968
# *	SomnoMed Ltd.	25,160	49,114
	Southern Cross Electrical Engineering Ltd.	250,621	124,517
	Southern Cross Media Group Ltd.	1,561,488	2,740,131
	Spark Infrastructure Group	10,978,157	23,274,771
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	79,955
#	SRG Global Ltd.	330,321	128,011
#	St Barbara Ltd.	4,977,669	5,473,442
*	Star Entertainment Grp Ltd.	3,941,041	10,951,914
*	Starpharma Holdings Ltd.	106,110	84,213
	Steadfast Group Ltd.	3,596,653	12,654,068
# *	Strike Energy Ltd.	3,623,606	465,726

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sunland Group Ltd.	1,168,149	$2,365,388
# *	Sunrise Energy Metals Ltd.	8,693	12,440
*	Sunstone Metals Ltd.	1,366,035	69,074
	Super Retail Group Ltd.	1,085,264	10,646,830
*	Superloop Ltd.	1,763,737	1,715,468
*	Syrah Resources Ltd.	3,222,455	3,071,116
	Tassal Group Ltd.	1,531,815	4,103,350
	Technology One Ltd.	1,674,190	15,547,005
# *	Temple & Webster Group Ltd.	225,148	2,169,205
* ††	Tiger Resources Ltd.	9,447,997	1,421
	Tribune Resources Ltd.	14,725	54,519
# *	Tyro Payments Ltd.	2,006,948	6,130,610
	United Malt Grp Ltd.	1,771,214	5,420,371
*	Uniti Group Ltd.	2,112,317	6,509,992
	VGI Partners Ltd.	7,907	29,526
††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	2,468,172
	Vita Group Ltd.	865,126	540,169
Ω	Viva Energy Group Ltd.	3,849,100	6,781,472
# *	Viva Leisure Ltd.	84,215	144,962
# *	Vmoto Ltd.	267,457	83,996
# *	Volpara Health Technologies Ltd.	225,102	203,202
*	VRX Silica Ltd.	1,325,475	199,075
*	Wagners Holding Co. Ltd.	122,838	165,171
*	Walkabout Resources Ltd.	632,601	95,635
# *	Warrego Energy Ltd.	86,865	8,890
*	Webjet Ltd.	2,061,672	9,866,315
*	West African Resources Ltd.	4,328,674	4,205,910
	West African Resources Ltd.	495,169	484,238
	Western Areas Ltd.	2,254,139	5,397,436
	Westgold Resources Ltd.	2,445,087	3,577,865
# *	Whispir Ltd.	121,430	211,291
*	Whitehaven Coal Ltd.	5,382,983	10,652,888
*	Widgie Nickel Ltd.	265,653	45,963
*	Wiluna Mining Corp. Ltd.	48,336	37,372
# *	Zip Co. Ltd.	1,986,170	9,816,301
TOTAL AUSTRALIA			1,109,683,609

CHINA — (0.0%)
*	FIH Mobile Ltd.	611,000	95,045
	TK Group Holdings Ltd.	116,000	43,918
TOTAL CHINA			138,963

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	18,044,400	467,944
	Aeon Credit Service Asia Co. Ltd.	986,000	635,668
	Allied Group Ltd.	12,302,000	4,523,242
	Analogue Holdings Ltd.	532,000	121,781
	APAC Resources Ltd.	3,766,513	628,575
# *	Apollo Future Mobility Group Ltd.	8,436,000	583,791
*	Applied Development Holdings Ltd.	13,430,000	174,946
*	Arts Optical International Holdings Ltd.	322,000	28,650
	Asia Financial Holdings Ltd.	2,118,908	946,128
	Asia Standard Hotel Group Ltd.	3,601,654	92,941
	Asia Standard International Group Ltd.	12,088,917	1,423,635
*	Asiasec Properties Ltd.	1,913,000	400,443
	ASM Pacific Technology Ltd.	1,406,800	15,222,149
	Associated International Hotels Ltd.	952,000	1,584,926

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Automated Systems Holdings Ltd.	340,400	$58,584
	Bank of East Asia Ltd.	2,803,600	4,604,266
††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	231,167
*	Blue River Holdings Ltd.	4,005,194	126,634
Ω	BOC Aviation Ltd.	563,000	4,926,685
	BOCOM International Holdings Co. Ltd.	1,889,000	423,369
#	BOE Varitronix Ltd.	3,807,293	4,271,261
††	Brightoil Petroleum Holdings Ltd.	9,034,000	326,620
	Build King Holdings Ltd.	630,000	80,165
	Cafe de Coral Holdings Ltd.	3,056,000	5,576,532
# *	Cathay Pacific Airways Ltd.	3,131,000	2,888,524
*	Century City International Holdings Ltd.	7,111,460	398,445
#	CGN Mining Co. Ltd.	5,570,000	728,977
	Chen Hsong Holdings	1,296,000	390,576
	Cheuk Nang Holdings Ltd.	771,714	256,469
	Chevalier International Holdings Ltd.	820,989	1,026,869
*	China Baoli Technologies Holdings Ltd.	114,750	5,598
# *	China Best Group Holding Ltd.	1,274,998	66,521
*	China Display Optoelectronics Technology Holdings Ltd.	6,152,000	473,392
*	China Energy Development Holdings Ltd.	55,346,000	1,209,424
	China Motor Bus Co. Ltd.	75,200	1,015,188
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,242
# *	China Star Entertainment Ltd.	11,170,000	1,521,720
*	China Strategic Holdings Ltd.	80,821,250	509,141
	China Tonghai International Financial Ltd.	1,300,000	33,457
	Chinese Estates Holdings Ltd.	2,943,500	1,418,916
	Chinney Investments Ltd.	1,180,000	249,705
	Chow Sang Sang Holdings International Ltd.	2,417,000	3,433,775
	Chuang’s China Investments Ltd.	8,811,407	434,062
	Chuang’s Consortium International Ltd.	7,519,043	840,790
	CITIC Telecom International Holdings Ltd.	13,126,125	4,650,291
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,743,650
#	CMBC Capital Holdings Ltd.	17,640,000	214,877
	C-Mer Eye Care Holdings Ltd.	1,724,000	1,679,295
	CNQC International Holdings Ltd.	10,000	884
	CNT Group Ltd.	7,979,264	405,342
#	Convenience Retail Asia Ltd.	1,026,000	101,421
# *	Cowell e Holdings, Inc.	407,000	316,487
Ω	Crystal International Group Ltd.	210,500	67,071
	CSI Properties Ltd.	47,866,383	1,360,019
	Dah Sing Banking Group Ltd.	3,764,716	3,601,876
	Dah Sing Financial Holdings Ltd.	1,436,144	4,451,703
	Dickson Concepts International Ltd.	1,591,000	821,463
*	Digital Domain Holdings Ltd.	231,000	19,352
*	Dingyi Group Investment Ltd.	300,000	3,733
	Dynamic Holdings Ltd.	160,000	242,435
	Eagle Nice International Holdings Ltd.	2,166,000	1,280,878
#	EC Healthcare	1,377,097	1,980,767
	EcoGreen International Group Ltd.	1,994,640	433,994
*	Emperor Capital Group Ltd.	30,219,000	445,997
	Emperor Entertainment Hotel Ltd.	4,840,000	576,672
	Emperor International Holdings Ltd.	10,584,753	1,473,093
	Emperor Watch & Jewellery Ltd.	25,160,000	580,809
*	Energy International Investments Holdings Ltd.	1,960,000	17,886
*	ENM Holdings Ltd.	14,752,000	1,154,691
*	Esprit Holdings Ltd.	10,942,825	937,931
*	Eternity Investment Ltd.	820,000	23,160
	EuroEyes International Eye Clinic Ltd.	210,000	267,502

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Fairwood Holdings Ltd.	805,600	$1,709,749
	Far East Consortium International Ltd.	12,207,827	4,025,734
	First Pacific Co. Ltd.	15,728,000	6,282,684
*	First Shanghai Investments Ltd.	5,568,000	181,907
# * Ω	FIT Hon Teng Ltd.	1,652,000	331,251
# * Ω	Fosun Tourism Group	176,600	219,969
	Fountain SET Holdings Ltd.	6,120,000	1,097,290
	Four Seas Mercantile Holdings Ltd.	610,000	226,553
*	Freeman Fintech Corp. Ltd.	13,680,000	29,714
#	FSE Lifestyle Services Ltd.	599,000	512,111
# *	GBA Holdings Ltd.	18,640,000	23,957
	GDH Guangnan Holdings Ltd.	2,083,600	181,911
*	Genting Hong Kong Ltd.	5,824,000	513,907
	Get Nice Financial Group Ltd.	2,438,600	239,143
	Giordano International Ltd.	8,346,000	1,628,418
	Glorious Sun Enterprises Ltd.	3,932,000	414,282
	Gold Financial Holdings Ltd.	9,580,000	0
*	Gold Peak Industries Holdings Ltd.	3,029,642	250,545
	Golden Resources Development International Ltd.	4,082,500	293,541
* ††	Good Resources Holdings Ltd.	6,860,000	14,019
*	Goodbaby International Holdings Ltd.	5,972,000	867,066
*	GR Properties Ltd.	1,726,000	221,530
	Great Eagle Holdings Ltd.	1,089,446	2,997,493
*	Greentech Technology International Ltd.	11,720,000	143,657
*	G-Resources Group Ltd.	2,817,810	1,067,197
	Guoco Group Ltd.	2,000	23,371
	Guotai Junan International Holdings Ltd.	30,684,797	4,451,471
	Haitong International Securities Group Ltd.	20,434,400	4,697,146
	Hang Lung Group Ltd.	2,670,000	6,251,940
	Hanison Construction Holdings Ltd.	2,713,649	465,876
*	Hans Energy Co. Ltd.	2,208,000	109,774
#	Harbour Centre Development Ltd.	935,500	838,633
*	HK Asia Holdings Ltd.	226,000	121,992
	HKBN Ltd.	3,809,500	4,564,248
	HKR International Ltd.	7,078,969	2,824,590
	Hon Kwok Land Investment Co. Ltd.	388,800	154,965
*	Hong Kong ChaoShang Group Ltd.	1,440,000	165,139
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	713,720
	Hong Kong Technology Venture Co. Ltd.	1,973,000	2,969,489
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,298,049
	Hongkong Chinese Ltd.	5,038,000	389,576
Ω	Honma Golf Ltd.	1,060,000	473,343
††	Hsin Chong Group Holdings Ltd.	10,243,403	86,366
*	Huafa Property Services Group Co. Ltd.	6,380,000	148,309
	Huasheng International Holding Ltd.	11,350,000	1,846,952
	Hung Hing Printing Group Ltd.	2,940,000	480,639
# *	Huobi Technology Holdings Ltd.	296,000	377,321
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	1,933,943
Ω	Hygeia Healthcare Holdings Co. Ltd.	235,000	2,063,005
*	Hypebeast Ltd.	2,635,000	388,008
	Hysan Development Co. Ltd.	2,302,000	7,991,549
# *	I-CABLE Communications Ltd.	4,080,000	35,658
	IGG, Inc.	8,547,000	7,946,770
*	Imagi International Holdings Ltd.	2,516,984	232,263
Ω	Impro Precision Industries Ltd.	340,000	104,127
	International Housewares Retail Co. Ltd.	2,042,000	708,850
*	IPE Group Ltd.	3,345,000	407,386
*	IRC Ltd.	35,846,266	1,144,279
*	ITC Properties Group Ltd.	5,873,292	783,924

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp. Ltd.	3,616,000	$270,991
	Johnson Electric Holdings Ltd.	2,868,054	6,348,320
	K Wah International Holdings Ltd.	1,588,000	635,222
*	Kader Holdings Co. Ltd.	378,000	21,162
*	Kam Hing International Holdings Ltd.	144,000	7,507
	Karrie International Holdings Ltd.	2,932,000	595,166
# *	Keck Seng Investments Hong Kong Ltd.	912,600	426,977
#	Kerry Logistics Network Ltd.	4,063,500	9,853,152
	Kerry Properties Ltd.	2,021,000	5,712,759
	Kingmaker Footwear Holdings Ltd.	1,878,955	210,166
#	Kowloon Development Co. Ltd.	3,057,000	3,619,142
*	KuangChi Science Ltd.	3,714,000	109,654
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,303
*	Lai Sun Development Co. Ltd.	2,615,694	1,372,977
*	Lai Sun Garment International Ltd.	998,295	507,466
	Lam Soon Hong Kong Ltd.	325,310	649,896
*	Landing International Development Ltd.	6,932,800	213,543
	Landsea Green Properties Co. Ltd.	3,016,000	189,960
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	447,257
*	Lifestyle International Holdings Ltd.	3,577,000	1,871,916
	Lippo China Resources Ltd.	17,982,000	293,344
	Lippo Ltd.	1,161,700	408,457
	Liu Chong Hing Investment Ltd.	1,531,200	1,574,343
	L’Occitane International SA	2,278,500	8,149,516
	Luk Fook Holdings International Ltd.	3,577,000	9,748,695
	Lung Kee Bermuda Holdings	1,491,875	697,604
*	Magnificent Hotel Investment Ltd.	13,170,000	195,547
	Man Wah Holdings Ltd.	839,600	1,299,400
*	Mason Group Holdings Ltd.	111,713,399	345,155
	Master Glory Group Ltd.	972,981	6,103
	Matrix Holdings Ltd.	1,067,414	357,386
#	MECOM Power & Construction Ltd.	5,288,000	2,445,919
*	Meilleure Health International Industry Group Ltd.	2,262,000	130,171
	Melbourne Enterprises Ltd.	39,500	741,574
*	Melco International Development Ltd.	2,503,000	3,250,914
*	Midland Holdings Ltd.	2,901,987	419,917
	Ming Fai International Holdings Ltd.	1,728,000	110,222
#	Miramar Hotel & Investment	1,144,000	1,920,396
	Modern Dental Group Ltd.	2,354,000	1,996,669
*	Mongolian Mining Corp.	390,000	105,374
	NagaCorp Ltd.	3,872,000	3,553,859
#	Nameson Holdings Ltd.	7,744,000	534,562
	Nanyang Holdings Ltd.	133,500	672,210
	National Electronics Hldgs	2,668,600	367,946
* ††	National United Resources Holdings Ltd.	18,280,000	62,496
*	Neo-Neon Holdings Ltd.	2,315,500	142,571
# *	NewOcean Energy Holdings Ltd.	7,246,000	247,374
#	Nissin Foods Co. Ltd.	1,191,000	886,477
#	NWS Holdings Ltd.	6,214,000	6,170,724
	Oriental Watch Holdings	2,809,611	1,493,815
*	Oshidori International Holdings Ltd.	20,024,400	1,434,749
††	Pacific Andes International Holdings Ltd.	19,435,067	68,443
	Pacific Basin Shipping Ltd.	32,170,000	14,846,663
*	Pacific Century Premium Developments Ltd.	457,240	37,544
	Pacific Textiles Holdings Ltd.	7,715,000	3,852,957
	Pak Fah Yeow International Ltd.	5,000	1,077
*	Paliburg Holdings Ltd.	3,180,830	828,173
# *	Paradise Entertainment Ltd.	3,672,000	415,444
	PC Partner Group Ltd.	1,752,000	2,218,334

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	PCCW Ltd.	13,174,545	$6,782,641
# ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,681
	Pentamaster International Ltd.	1,550,000	222,866
#	Perfect Medical Health Management Ltd.	3,063,000	2,322,802
	Pico Far East Holdings Ltd.	5,142,000	851,297
	Playmates Holdings Ltd.	7,082,000	739,155
	Plover Bay Technologies Ltd.	2,160,000	784,361
	Pokfulam Development Co. Ltd.	62,000	91,677
*	PT International Development Co. Ltd.	8,347,150	364,951
	Public Financial Holdings Ltd.	2,848,000	896,309
††	PYXIS Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	11,925,000	2,864,385
*	Regal Hotels International Holdings Ltd.	2,953,800	1,207,647
Ω	Regina Miracle International Holdings Ltd.	1,983,000	942,234
*	Renco Holdings Group Ltd.	103,000	1,621
# *	Sa Sa International Holdings Ltd.	5,060,960	1,105,812
	Safety Godown Co. Ltd.	1,200,000	540,552
* Ω	Samsonite International SA	2,004,900	4,312,560
	SAS Dragon Holdings Ltd.	2,182,000	1,284,082
	SEA Holdings Ltd.	1,657,523	1,189,590
*	Shangri-La Asia Ltd.	3,320,000	2,700,617
#	Shenwan Hongyuan HK Ltd.	3,511,250	442,088
*	Shun Ho Property Investments Ltd.	1,254,757	201,695
*	Shun Tak Holdings Ltd.	11,609,419	3,173,677
*	Sincere Watch Hong Kong Ltd.	1,400,000	9,066
	Sing Tao News Corp. Ltd.	1,974,000	162,745
#	Singamas Container Holdings Ltd.	8,118,000	955,964
# *	SJM Holdings Ltd.	5,597,000	4,162,598
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,168,509
	Solomon Systech International Ltd.	10,960,000	1,065,676
	Soundwill Holdings Ltd.	600,500	598,850
*	South China Holdings Co. Ltd.	17,774,502	201,540
	Stella International Holdings Ltd.	2,697,500	3,222,825
# *	Summit Ascent Holdings Ltd.	7,364,000	468,945
	Sun Hung Kai & Co. Ltd.	5,183,429	2,692,847
	SUNeVision Holdings Ltd.	2,552,000	2,343,097
	TAI Cheung Holdings Ltd.	2,329,000	1,460,587
	Tai Sang Land Development Ltd.	798,910	420,484
#	Tan Chong International Ltd.	1,176,000	305,595
#	Tao Heung Holdings Ltd.	1,396,000	157,605
*	Television Broadcasts Ltd.	1,972,400	1,533,764
*	Termbray Industries International Holdings Ltd.	1,310,900	41,150
	Texhong Textile Group Ltd.	126,500	188,756
	Texwinca Holdings Ltd.	4,008,000	820,770
# *	Theme International Holdings Ltd.	11,240,000	1,373,391
	Tian Teck Land Ltd.	1,024,000	670,348
*	Town Health International Medical Group Ltd.	3,656,115	258,920
	Tradelink Electronic Commerce Ltd.	6,126,000	880,941
	Transport International Holdings Ltd.	1,576,602	2,667,619
*	Trendzon Holdings Group Ltd.	3,336,000	415,906
	United Laboratories International Holdings Ltd.	6,644,000	4,220,394
*	Universal Technologies Holdings Ltd.	1,730,000	44,715
††	Untrade Convoy	32,922,000	132,441
††	Untrade CW Group Holdings	1,361,500	7,577
††	Untrade Mh Development NPV	3,238,000	90,517
††	Untrade.Burwill	37,300,960	63,762
* ††	Up Energy Development Group Ltd.	3,929,000	12,221
*	Value Convergence Holdings Ltd.	2,428,000	128,755

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Value Partners Group Ltd.	5,740,000	$2,938,390
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,981
	Vedan International Holdings Ltd.	3,576,000	362,848
#	Vitasoy International Holdings Ltd.	2,731,000	6,582,983
*	Vobile Group Ltd.	3,598,000	3,165,704
# Ω	VPower Group International Holdings Ltd.	4,895,397	956,760
	VSTECS Holdings Ltd.	6,261,600	5,909,042
	VTech Holdings Ltd.	1,345,100	10,357,891
	Wai Kee Holdings Ltd.	6,658,738	3,199,986
	Wang On Group Ltd.	41,740,000	391,333
*	Wealthking Investments Ltd.	7,296,000	680,292
	Wing On Co. International Ltd.	759,000	1,744,764
#	Wing Tai Properties Ltd.	2,187,331	1,181,787
	YGM Trading Ltd.	44,000	10,299
*	YT Realty Group Ltd.	1,968,124	441,126
	YTO Express Holdings Ltd.	716,000	307,652
*	Yue Yuen Industrial Holdings Ltd.	2,428,000	5,153,942
# *	Yunfeng Financial Group Ltd.	612,000	163,223
#	Zensun Enterprises Ltd.	816,000	463,737
*	Zhaobangji Properties Holdings Ltd.	856,000	53,360
TOTAL HONG KONG			391,041,411

NEW ZEALAND — (6.5%)
*	AFT Pharmaceuticals Ltd.	22,057	64,761
*	Air New Zealand Ltd.	421,967	505,363
	Arvida Group Ltd.	944,332	1,350,442
	Briscoe Group Ltd.	29,096	144,349
	Chorus Ltd.	2,826,320	12,906,707
	Colonial Motor Co. Ltd.	144,588	1,096,749
#	Comvita Ltd.	50,282	133,917
	Delegat Group Ltd.	6,400	67,000
# *	Eroad Ltd.	24,092	91,587
#	Freightways Ltd.	976,177	9,063,774
	Genesis Energy Ltd.	939,415	2,194,961
# *	Gentrack Group Ltd.	71,302	98,623
	Hallenstein Glasson Holdings Ltd.	319,156	1,602,096
	Heartland Group Holdings Ltd.	2,110,558	3,552,308
	Infratil Ltd.	3,435,660	20,385,406
#	Investore Property Ltd.	567,273	765,388
	Kathmandu Holdings Ltd.	2,509,713	2,858,706
	Mainfreight Ltd.	156,515	10,085,924
*	Millennium & Copthorne Hotels New Zealand Ltd.	366,312	610,655
	Napier Port Holdings Ltd.	46,155	101,233
# *	NEW Zealand King Salmon Investments Ltd.	63,420	65,028
# *	New Zealand Refining Co. Ltd.	931,091	565,900
	NZME Ltd.	945,851	792,045
#	NZX Ltd.	1,462,869	1,815,794
	Oceania Healthcare Ltd.	1,212,994	1,215,710
# *	Pacific Edge Ltd.	1,268,695	1,337,128
	PGG Wrightson Ltd.	120,785	390,175
*	Plexure Group Ltd.	27,580	11,052
# *	Pushpay Holdings Ltd.	2,728,665	3,720,801
*	Rakon Ltd.	121,779	133,627
*	Restaurant Brands New Zealand Ltd.	165,154	1,843,578
††	Richina Pacific Ltd.	274,180	0
# *	Sanford Ltd.	373,306	1,351,964
#	Scales Corp. Ltd.	436,710	1,677,458
	Scott Technology Ltd.	47,901	113,934
*	Serko Ltd.	112,431	630,094

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Skellerup Holdings Ltd.	788,235	$3,519,333
*	SKY Network Television Ltd.	313,454	426,139
	SKYCITY Entertainment Group Ltd.	4,937,567	11,322,406
	Steel & Tube Holdings Ltd.	575,667	491,534
	Summerset Group Holdings Ltd.	985,298	10,250,669
# *	Synlait Milk Ltd.	449,820	1,160,836
# *	Tourism Holdings Ltd.	705,776	1,389,954
	TOWER Ltd.	2,257,219	1,027,282
#	Trustpower Ltd.	237,979	1,267,444
	Turners Automotive Group Ltd.	109,772	342,868
# *	Vista Group International Ltd.	465,639	844,580
	Warehouse Group Ltd.	360,516	1,041,649
	Z Energy Ltd.	1,685,119	4,349,071
TOTAL NEW ZEALAND			120,778,002

SINGAPORE — (10.5%)
* ††	Abterra Ltd.	230,320	1,247
	Accordia Golf Trust	5,267,200	0
	AEM Holdings Ltd.	798,900	2,488,093
# *	Amara Holdings Ltd.	974,800	271,884
	Ascendas India Trust	5,500,000	5,682,306
#	Avarga Ltd.	2,626,500	573,752
# *	Banyan Tree Holdings Ltd.	783,400	197,733
# * ††	Best World International Ltd.	2,911,550	545,821
#	Bonvests Holdings Ltd.	950,000	662,645
	Boustead Singapore Ltd.	2,200,482	1,666,105
#	Bukit Sembawang Estates Ltd.	1,207,603	4,687,060
	Bund Center Investment Ltd.	659,825	251,226
# *	Centurion Corp. Ltd.	1,405,100	344,044
#	China Aviation Oil Singapore Corp. Ltd.	2,623,199	1,947,194
	China Sunsine Chemical Holdings Ltd.	3,754,300	1,419,217
#	Chip Eng Seng Corp. Ltd.	3,787,600	1,205,226
#	Chuan Hup Holdings Ltd.	3,937,600	744,973
	Civmec Ltd.	162,700	85,560
	ComfortDelGro Corp. Ltd.	7,004,400	8,118,014
# *	COSCO Shipping International Singapore Co. Ltd.	6,883,000	1,404,224
# *	Creative Technology Ltd.	321,100	505,736
#	CSE Global Ltd.	2,544,600	971,722
#	Dasin Retail Trust	296,700	101,200
#	Del Monte Pacific Ltd.	2,230,164	643,430
#	Delfi Ltd.	979,700	558,874
††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	59,141
# * ††	Ezra Holdings Ltd.	8,161,986	12,468
#	Far East Orchard Ltd.	1,230,903	1,015,410
#	First Resources Ltd.	5,495,400	7,249,425
#	First Sponsor Group Ltd.	484,728	484,951
#	Food Empire Holdings Ltd.	1,450,100	882,021
	Fraser & Neave Ltd.	301,200	323,893
	Frencken Group Ltd.	1,854,400	3,147,646
#	Fu Yu Corp. Ltd.	3,744,900	804,963
*	Gallant Venture Ltd.	5,386,600	515,048
#	Geo Energy Resources Ltd.	3,758,000	950,569
#	GK Goh Holdings Ltd.	1,462,565	1,225,122
#	Golden Agri-Resources Ltd.	37,540,100	7,362,536
*	Golden Energy & Resources Ltd.	763,800	201,161
*	GP Industries Ltd.	447,609	195,830
#	GuocoLand Ltd.	1,910,914	2,410,022
# *	Halcyon Agri Corp. Ltd.	1,635,533	321,260

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hanwell Holdings Ltd.	1,562,419	$475,263
	Haw Par Corp. Ltd.	385,000	3,597,935
#	Hiap Hoe Ltd.	498,000	243,610
	Ho Bee Land Ltd.	1,633,500	3,412,989
#	Hong Fok Corp. Ltd.	3,457,994	2,023,620
††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,850,900	1,156,422
#	Hong Leong Finance Ltd.	1,002,000	1,790,242
	Hotel Grand Central Ltd.	1,632,854	1,272,691
#	Hour Glass Ltd.	1,806,732	2,620,806
	HRnetgroup Ltd.	130,100	78,729
	Hutchison Port Holdings Trust	24,983,000	5,381,588
	Hwa Hong Corp. Ltd.	2,123,500	537,125
# * ††	Hyflux Ltd.	3,707,700	228,208
#	iFAST Corp. Ltd.	854,900	5,498,498
*	Indofood Agri Resources Ltd.	3,097,300	758,406
#	InnoTek Ltd.	336,600	191,884
#	ISDN Holdings Ltd.	378,544	174,025
#	Japfa Ltd.	3,020,210	1,539,373
# ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
# ††	k1 Ventures Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,128,646	7,523,026
	Koufu Group Ltd.	193,700	94,067
	KSH Holdings Ltd.	1,278,300	341,239
#	Low Keng Huat Singapore Ltd.	949,800	337,956
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,481,300	3,442,162
#	Metro Holdings Ltd.	3,045,192	1,728,070
	Mewah International, Inc.	89,000	26,148
#	Micro-Mechanics Holdings Ltd.	98,700	242,223
# * ††	Midas Holdings Ltd.	8,576,553	228,963
# *	mm2 Asia Ltd.	7,042,000	309,091
	NetLink NBN Trust	2,903,200	2,195,058
#	NSL Ltd.	409,900	246,722
# *	Oceanus Group Ltd.	8,888,300	264,276
#	OUE Ltd.	2,165,100	2,217,865
#	Oxley Holdings Ltd.	7,895,363	1,171,154
	Pacific Century Regional Developments Ltd.	179,000	49,793
	Pan-United Corp. Ltd.	2,435,750	550,931
#	Propnex Ltd.	326,000	462,093
#	Q&M Dental Group Singapore Ltd.	1,886,160	791,506
#	QAF Ltd.	1,625,480	1,056,570
*	Raffles Education Corp. Ltd.	3,525,323	202,469
	Raffles Medical Group Ltd.	7,677,232	7,808,858
#	Riverstone Holdings Ltd.	2,738,600	1,748,740
*	Roxy-Pacific Holdings Ltd.	505,740	176,851
#	SBS Transit Ltd.	839,000	1,874,300
	Sembcorp Industries Ltd.	6,027,400	8,995,759
# *	Sembcorp Marine Ltd.	102,331,679	5,998,526
	Sheng Siong Group Ltd.	4,752,300	5,011,321
*	SHS Holdings Ltd.	2,175,300	249,980
# *	SIA Engineering Co. Ltd.	1,802,600	2,902,951
#	SIIC Environment Holdings Ltd.	5,890,920	986,743
#	Sinarmas Land Ltd.	7,118,700	1,429,996
	Sing Holdings Ltd.	1,579,500	444,580
	Sing Investments & Finance Ltd.	350,675	383,926
	Singapore Land Group Ltd.	101,169	202,771
	Singapore Post Ltd.	11,581,800	5,630,069
	Singapore Press Holdings Ltd.	7,439,300	10,978,277

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Shipping Corp. Ltd.	1,640,700	$335,346
#	Stamford Land Corp. Ltd.	3,272,400	1,225,339
#	StarHub Ltd.	5,788,500	5,325,579
	Straco Corp. Ltd.	130,000	48,498
	Straits Trading Co. Ltd.	277,300	748,184
# * ††	Swiber Holdings Ltd.	2,895,250	43,799
*	Thomson Medical Group Ltd.	178,300	11,246
	Tiong Woon Corp. Holding Ltd.	26,600	9,481
#	Tuan Sing Holdings Ltd.	4,871,775	1,776,903
#	UMS Holdings Ltd.	3,016,468	2,965,469
	United Overseas Insurance Ltd.	181,850	938,986
	UOB-Kay Hian Holdings Ltd.	2,435,762	2,855,423
#	Valuetronics Holdings Ltd.	2,911,150	1,252,749
#	Vicom Ltd.	557,500	851,727
#	Wee Hur Holdings Ltd.	2,891,900	420,903
	Wing Tai Holdings Ltd.	4,019,667	5,784,442
#	Yeo Hiap Seng Ltd.	228,759	146,075
TOTAL SINGAPORE			196,265,345

UNITED STATES — (0.1%)
	Clean Seas Seafood Ltd.	16,006	7,525
* Ω	Frontage Holdings Corp.	2,032,000	1,182,156
TOTAL UNITED STATES			1,189,681
TOTAL COMMON STOCKS			1,819,097,011

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Catapult Group International Ltd.	51,120	68,066
RIGHTS/WARRANTS—(0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
*	Orbital Corp. Ltd. Rights 11/05/2021	2,771	138
TOTAL AUSTRALIA			138

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 10/06/22	753,303	7,842
NEW ZEALAND — (0.0%)
*	Arvida Group Ltd. Rights 11/08/21	143,733	15,450
SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group Ltd. Warrants 03/21/29	74,981	16,264
TOTAL SINGAPORE			16,264
TOTAL RIGHTS/WARRANTS			39,694
TOTAL INVESTMENT SECURITIES (Cost $1,603,374,310)			1,819,204,771

The Asia Pacific Small Company Series

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@ §	The DFA Short Term Investment Fund	3,509,676	$40,606,949
TOTAL INVESTMENTS — (100.0%) (Cost $1,643,976,673)			$1,859,811,720
SA Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,676	$1,109,648,166	$22,767	$1,109,683,609
China	—	138,963	—	138,963
Hong Kong	—	390,169,707	871,704	391,041,411
New Zealand	—	120,778,002	—	120,778,002
Singapore	—	195,145,698	1,119,647	196,265,345
United States	—	1,189,681	—	1,189,681
Preferred Stocks
Australia	—	68,066	—	68,066
Rights/Warrants
Australia	—	138	—	138
Hong Kong	—	7,842	—	7,842
New Zealand	—	15,450	—	15,450
Singapore	—	16,264	—	16,264
Securities Lending Collateral	—	40,606,949	—	40,606,949
TOTAL	$12,676	$1,857,784,926	$2,014,118^	$1,859,811,720

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (3.8%)
	4imprint Group PLC	160,938	$6,296,877
	Airtel Africa PLC	830,930	1,245,743
*	Ascential PLC	1,145,626	6,326,013
	Bloomsbury Publishing PLC	295,950	1,461,893
	Centaur Media PLC	254,249	191,351
# *	Cineworld Group PLC	3,048,461	2,552,856
	Daily Mail & General Trust PLC, Class A	1,003,074	14,237,131
	Euromoney Institutional Investor PLC	713,021	10,198,518
*	Frontier Developments PLC	43,663	1,471,126
	Future PLC	149,013	7,188,883
	Gamma Communications PLC	143,616	3,550,575
*	Helios Towers PLC	926,658	1,958,811
# *	Hyve Group PLC	1,505,164	2,239,423
	Next Fifteen Communications Group PLC	59,689	1,005,901
	Reach PLC	2,516,899	10,915,457
	STV Group PLC	4,918	23,231
*	Tremor International Ltd.	116,315	1,082,701
*	Tremor International Ltd., ADR	2,906	55,069
TOTAL COMMUNICATION SERVICES			72,001,559

CONSUMER DISCRETIONARY — (19.8%)
	888 Holdings PLC	2,222,037	11,635,677
*	AO World PLC	272,456	546,311
*	ASOS PLC	4,675	158,720
*	Aston Martin Lagonda Global Holdings PLC	117,010	2,731,264
	Bellway PLC	417,887	18,961,147
*	Boohoo Group PLC	488,696	1,215,514
*	Card Factory PLC	877,458	567,562
	Coats Group PLC	2,622,958	2,314,725
*	Countryside Properties PLC	2,922,469	18,812,341
	Crest Nicholson Holdings PLC	1,805,488	8,812,217
	Currys PLC	5,059,710	8,413,051
# *	DFS Furniture PLC	1,210,341	4,518,163
# *	Dignity PLC	211,780	2,052,178
	Domino’s Pizza Group PLC	3,262,553	17,283,266
	Dunelm Group PLC	675,505	11,843,897
*	Frasers Group PLC	1,628,144	14,351,413
*	Fuller Smith & Turner PLC, Class A	146,090	1,357,253
	Games Workshop Group PLC	157,764	20,837,762
	Greggs PLC	636,335	26,596,851
*	Gym Group PLC	896,017	3,167,451
	Halfords Group PLC	1,283,527	4,677,396
	Headlam Group PLC	491,873	3,059,781
	Henry Boot PLC	533,746	2,048,515
*	Hollywood Bowl Group PLC	254,974	829,646
*	Hostelworld Group PLC	163,985	161,654
	Inchcape PLC	2,550,326	28,784,465
*	J D Wetherspoon PLC	525,236	7,371,714
*	Joules Group PLC	3,586	9,826
*	Lookers PLC	1,331,856	1,163,687
*	Marks & Spencer Group PLC	7,572,745	19,035,955
*	Marston’s PLC	4,823,710	5,242,271
*	Mitchells & Butlers PLC	2,125,468	7,371,854
	MJ Gleeson PLC	240,572	2,513,130
	Moneysupermarket.com Group PLC	3,347,796	9,719,462

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$252,614
# *	N Brown Group PLC	948,958	562,444
*	On the Beach Group PLC	785,744	3,206,875
*	Pendragon PLC	3,945,379	992,462
	Pets at Home Group PLC	3,262,961	21,532,073
*	Photo-Me International PLC	1,417,580	1,281,415
*	Playtech PLC	1,947,421	18,527,516
*	PPHE Hotel Group Ltd.	14,433	275,323
*	Rank Group PLC	1,021,186	2,294,918
	Redrow PLC	1,602,850	14,112,668
*	Restaurant Group PLC	1,104,930	1,332,698
	Smiths News PLC	23,379	12,165
*	Sportech PLC	170,201	88,318
*	SSP Group PLC	3,521,147	12,405,283
*	Studio Retail Group PLC	220,669	779,857
*	Superdry PLC	426,248	1,688,560
*	Ted Baker PLC	283,991	524,315
	TI Fluid Systems PLC, Class B	191,328	693,240
*	Topps Tiles PLC	785,944	674,828
*	Vertu Motors PLC	866,751	727,473
	Vistry Group PLC	898,922	15,053,083
	Vitec Group PLC	211,417	4,154,319
	Vivo Energy PLC	448,203	648,283
*	Watches of Switzerland Group PLC	82,051	1,274,061
*	WH Smith PLC	25,517	546,227
	Wickes Group PLC	1,628,880	4,793,484
*	Young & Co’s Brewery PLC, Class A	2,075	42,181
TOTAL CONSUMER DISCRETIONARY			376,642,802

CONSUMER STAPLES — (6.7%)
	AG Barr PLC	730,610	4,954,936
	Anglo-Eastern Plantations PLC	122,466	1,274,595
	Bakkavor Group PLC	110,157	189,903
	Britvic PLC	1,748,990	21,232,260
*	C&C Group PLC	1,257,529	4,450,663
	Carr’s Group PLC	349,511	700,823
	Cranswick PLC	374,680	17,707,906
	Devro PLC	1,278,497	3,770,252
	Fevertree Drinks PLC	655,368	20,392,946
*	Greencore Group PLC	4,134,804	7,310,856
	Hilton Food Group PLC	295,693	4,729,245
*	McBride PLC	895,746	856,435
*	Naked Wines PLC	26,543	270,029
	Nichols PLC	2,884	46,211
	Premier Foods PLC	4,717,225	7,080,253
	PZ Cussons PLC	1,740,700	5,113,939
	Stock Spirits Group PLC	1,171,974	6,006,453
	Tate & Lyle PLC	2,419,131	21,435,384
TOTAL CONSUMER STAPLES			127,523,089

ENERGY — (2.3%)
††	Afren PLC	5,446,344	0
	Cairn Energy PLC	3,963,896	9,896,315
	Diversified Energy Co. PLC	1,900,047	3,001,526
# *	Energean PLC	138,219	1,698,430
*	EnQuest PLC	11,912,092	3,917,508
	Genel Energy PLC	814,940	1,681,810
	Gulf Keystone Petroleum Ltd.	1,529,511	4,154,608

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	Harbour Energy PLC	333,426	$1,595,891
	Hunting PLC	828,220	1,916,786
*	John Wood Group PLC	3,684,499	10,744,148
*	Lamprell PLC	1,293,820	727,110
*	Pantheon Resources PLC	48,702	51,723
# *	Petrofac Ltd.	1,346,240	2,384,350
	Petrofac Ltd.	336,560	66,787
*	Pharos Energy PLC	1,027,575	281,445
	Serica Energy PLC	388,471	1,094,561
*	Tullow Oil PLC	1,789,524	1,123,802
TOTAL ENERGY			44,336,800

FINANCIALS — (16.6%)
	AJ Bell PLC	419,539	2,351,555
# *	Allied Minds PLC	211,640	66,532
	Ashmore Group PLC	2,404,758	11,110,795
	Bank of Georgia Group PLC	274,167	5,689,609
*	Beazley PLC	3,279,338	17,442,492
	Brewin Dolphin Holdings PLC	2,220,611	11,444,811
	Brooks Macdonald Group PLC	628	23,988
	Burford Capital Ltd.	809,269	8,299,070
	Charles Stanley Group PLC	124,654	875,462
	Chesnara PLC	863,650	3,407,525
	Close Brothers Group PLC	970,236	19,112,250
	CMC Markets PLC	874,248	3,003,720
*	Funding Circle Holdings PLC	104,248	223,718
*	Georgia Capital PLC	33,598	277,740
	Hiscox Ltd.	1,621,850	18,452,426
	IG Group Holdings PLC	2,149,742	23,326,151
	Impax Asset Management Group PLC	89,179	1,338,923
	IntegraFin Holdings PLC	287,416	2,248,281
	International Personal Finance PLC	828,317	1,442,661
	Investec PLC	1,348,593	6,107,733
	IP Group PLC	6,251,874	10,317,577
	JTC PLC	74,078	785,218
	Jupiter Fund Management PLC	3,085,503	10,568,023
*	Just Group PLC	6,985,205	8,739,929
	Lancashire Holdings Ltd.	1,512,763	10,441,311
	Liontrust Asset Management PLC	55,063	1,641,520
	Man Group PLC	9,599,081	30,488,754
	Morses Club PLC	15,836	13,330
	Mortgage Advice Bureau Holdings Ltd.	2,530	46,165
	Ninety One PLC	526,116	1,868,032
	Numis Corp. PLC	300,713	1,383,990
	OSB Group PLC	1,143,372	7,886,988
	Paragon Banking Group PLC	1,977,656	14,825,635
	Plus500 Ltd.	498,479	8,974,138
	Polar Capital Holdings PLC	190,688	2,166,767
*	Provident Financial PLC	1,557,178	7,866,798
	Quilter PLC	10,641,392	22,656,903
	Rathbone Brothers PLC	353,424	9,502,289
	Record PLC	18,948	21,545
	River & Mercantile Group PLC	10,512	40,874
	S&U PLC	26,232	1,040,695
	Sabre Insurance Group PLC	203,569	545,283
*	Saga PLC	652,538	2,776,959
	Sanne Group PLC	52,058	643,594
	TBC Bank Group PLC	37,730	809,393
	TP ICAP Group PLC	4,098,971	8,704,684

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Virgin Money UK PLC	5,337,722	$14,829,830
††	Waterloo Investment Holdings Ltd.	4,000	0
TOTAL FINANCIALS			315,831,666

HEALTH CARE — (3.2%)
*	4d pharma PLC	42,478	35,632
	Advanced Medical Solutions Group PLC	351,883	1,569,321
	Alliance Pharma PLC	1,864,448	2,621,074
	CareTech Holdings PLC	287,551	2,450,411
*	Circassia Group PLC	202,629	118,884
	Clinigen Group PLC	380,086	3,191,152
*	CVS Group PLC	436,875	14,888,932
	EKF Diagnostics Holdings PLC	79,384	87,516
	EMIS Group PLC	315,073	5,818,136
*	Ergomed PLC	1,967	38,682
	Genus PLC	3,765	285,507
*	Indivior PLC	3,092,847	10,322,460
	Integrated Diagnostics Holdings PLC	1,249,693	1,544,373
*	Mediclinic International PLC	2,461,637	11,262,786
*	Oxford Biomedica PLC	17,722	367,584
*	PureTech Health PLC	182,380	879,201
*	Spire Healthcare Group PLC	1,762,723	5,684,672
TOTAL HEALTH CARE			61,166,323

INDUSTRIALS — (25.6%)
	Air Partner PLC	253,425	300,227
	Avon Protection PLC	171,660	4,561,472
*	Babcock International Group PLC	2,860,533	12,492,492
	Balfour Beatty PLC	3,624,290	12,600,238
	Begbies Traynor Group PLC	44,955	89,044
*	Biffa PLC	1,290,953	7,059,223
	Bodycote PLC	1,252,104	13,714,783
	Braemar Shipping Services PLC	91,109	312,777
	Chemring Group PLC	1,808,892	7,212,773
	Clarkson PLC	183,962	10,081,289
	Clipper Logistics PLC	215,934	2,120,245
*	Costain Group PLC	237,261	173,613
*	De La Rue PLC	468,421	1,074,344
*	Dialight PLC	89,929	426,775
	Diploma PLC	628,300	25,821,321
	DiscoverIE Group PLC	514,881	7,375,215
	Electrocomponents PLC	112,158	1,725,617
# *	Esken Ltd.	1,707,178	315,154
*	Firstgroup PLC	7,284,526	10,015,311
	Galliford Try Holdings PLC	536,479	1,471,505
	Genuit Group PLC	1,416,533	12,853,080
*	Go-Ahead Group PLC	279,310	3,008,184
	Goodwin PLC	383	19,199
	Grafton Group PLC	1,582,491	29,066,399
	Hays PLC	8,705,616	19,729,104
	HomeServe PLC	60,812	710,375
	IMI PLC	1,193,944	26,662,992
††	Industrial & Commercial Holding Group Ltd.	5,000	0
††	Interserve PLC	629,566	0
*	James Fisher & Sons PLC	313,097	1,757,353
	James Halstead PLC	8,111	61,642
# *	JET2 PLC	495,616	8,249,097
*	John Menzies PLC	121,803	496,495

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Johnson Service Group PLC	253,813	$461,910
	Keller Group PLC	422,208	5,316,720
*	Kier Group PLC	1,526,667	2,225,622
	Luceco PLC	262,796	1,365,042
	Mears Group PLC	679,621	1,842,960
*	Meggitt PLC	2,411,365	24,757,023
*	Mitie Group PLC	6,973,938	6,266,695
	Morgan Advanced Materials PLC	1,832,073	8,661,037
	Morgan Sindall Group PLC	237,612	7,361,554
*	National Express Group PLC	2,976,053	9,312,798
	Norcros PLC	134,719	613,112
	Pagegroup PLC	2,014,945	18,283,115
	Porvair PLC	18,060	170,214
	QinetiQ Group PLC	3,474,939	12,822,325
	Redde Northgate PLC	1,420,168	7,725,785
	Renew Holdings PLC	30,191	314,888
*	Renewi PLC	522,602	5,052,690
	Ricardo PLC	291,046	1,675,102
	Robert Walters PLC	392,744	4,570,685
	Rotork PLC	5,214,504	25,207,456
	Royal Mail PLC	1,480,542	8,535,058
	RPS Group PLC	940,773	1,624,209
	RWS Holdings PLC	152,605	1,296,145
*	Senior PLC	2,312,337	5,076,980
	Serco Group PLC	1,250,812	2,160,669
	Severfield PLC	1,090,941	1,069,558
*	SIG PLC	4,275,501	3,036,577
	Smart Metering Systems PLC	432,484	4,822,770
	Speedy Hire PLC	3,197,155	2,786,622
*	Stagecoach Group PLC	2,360,397	2,574,580
	SThree PLC	785,105	6,327,274
	TClarke PLC	64,142	141,193
	Travis Perkins PLC	1,046,773	22,129,674
	Trifast PLC	524,611	966,954
	Tyman PLC	956,236	4,882,625
	Ultra Electronics Holdings PLC	566,936	25,121,854
	Vesuvius PLC	1,490,035	9,607,384
	Volex PLC	373,096	2,293,742
	Volution Group PLC	412,484	2,781,835
	Vp PLC	153,784	2,116,425
	Wilmington PLC	334,384	1,097,095
	Wincanton PLC	649,186	3,370,455
	XP Power Ltd.	101,859	7,315,024
TOTAL INDUSTRIALS			486,698,773

INFORMATION TECHNOLOGY — (8.5%)
*	Bytes Technology Group PLC	180,023	1,317,162
*	Capita PLC	10,542,098	6,842,452
*	CentralNic Group PLC	10,116	18,705
	Computacenter PLC	514,578	18,918,353
	dotdigital group PLC	374,141	1,231,259
*	Equiniti Group PLC	2,329,628	5,688,140
*	FD Technologies PLC	21,686	619,243
	FDM Group Holdings PLC	425,842	6,996,917
	GB Group PLC	155,647	1,892,212
	Gooch & Housego PLC	1,817	29,877
	IDOX PLC	140,149	137,425
	iomart Group PLC	236,264	473,229
*	IQE PLC	1,442,158	925,624

The United Kingdom Small Company Series

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Kainos Group PLC	456,041	$12,357,568
	Keywords Studios PLC	93,471	3,613,806
*	Kin & Carta PLC	586,796	2,144,715
	Learning Technologies Group PLC	570,785	1,530,581
	Micro Focus International PLC	1,180,014	5,782,621
	NCC Group PLC	1,774,748	6,033,524
*	Network International Holdings PLC	175,435	773,828
	Oxford Instruments PLC	370,423	11,654,810
	PayPoint PLC	429,815	4,055,780
	Renishaw PLC	46,839	3,222,939
	RM PLC	358,749	1,021,785
	Softcat PLC	738,845	19,636,602
	Spectris PLC	433,873	22,323,692
	Spirent Communications PLC	4,206,131	16,515,848
	Strix Group PLC	261,603	1,044,111
††	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	3,779,054
*	Xaar PLC	434,356	1,025,013
TOTAL INFORMATION TECHNOLOGY			161,606,875

MATERIALS — (6.5%)
*	Accsys Technologies PLC	9,505	19,986
	Anglo Pacific Group PLC	1,161,218	2,056,646
	Breedon Group PLC	896,636	1,203,060
*	Carclo PLC	32,211	19,710
	Castings PLC	172,368	848,867
	Centamin PLC	7,789,836	9,952,451
	Central Asia Metals PLC	618,945	2,074,614
*	Elementis PLC	3,362,679	6,410,614
	Essentra PLC	1,682,633	6,701,589
	Ferrexpo PLC	2,074,224	8,848,420
	Forterra PLC	1,580,936	5,604,586
	Gem Diamonds Ltd.	413,552	305,639
	Hill & Smith Holdings PLC	545,011	13,677,859
	Hochschild Mining PLC	1,781,849	3,473,628
	Ibstock PLC	2,898,727	7,916,948
	Marshalls PLC	1,408,571	13,643,131
	Pan African Resources PLC	1,363,786	322,878
*	Petra Diamonds Ltd.	876,587	18,622
# *	Petropavlovsk PLC	3,173,564	1,028,292
	RHI Magnesita NV	127,640	5,865,751
*	SolGold PLC	438,575	166,255
	Synthomer PLC	2,263,160	15,684,931
	Treatt PLC	15,933	241,274
	Victrex PLC	576,646	18,032,016
	Zotefoams PLC	103,100	509,349
TOTAL MATERIALS			124,627,116

REAL ESTATE — (3.7%)
	CLS Holdings PLC	750,570	2,296,558
	Foxtons Group PLC	1,224,286	788,419
	Grainger PLC	4,411,972	18,556,053
	Helical PLC	816,328	5,145,290
*	IWG PLC	3,858,261	16,364,344
	LSL Property Services PLC	438,441	2,644,597
# *	Purplebricks Group PLC	106,323	76,660
*	Raven Property Group Ltd.	844,687	408,107
	Savills PLC	986,247	19,181,608

The United Kingdom Small Company Series

CONTINUED

	Shares	Value»
REAL ESTATE — (Continued)
Sirius Real Estate Ltd.	770,765	$1,423,759
* U & I Group PLC	854,268	1,006,046
Watkin Jones PLC	671,622	2,215,660
TOTAL REAL ESTATE		70,107,101

UTILITIES — (2.5%)
* Centrica PLC	19,338,945	15,964,039
ContourGlobal PLC	130,811	356,046
Drax Group PLC	2,521,289	18,336,886
Pennon Group PLC	345,445	5,510,038
Telecom Plus PLC	420,402	7,179,600
TOTAL UTILITIES		47,346,609
TOTAL COMMON STOCKS Cost ($1,462,298,964)		1,887,888,713

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	1,351,028	15,631,396
	TOTAL INVESTMENTS — (100.0%)
	(Cost $1,477,926,404)		$1,903,520,109
ADR	American Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,069	$71,946,490	—	$72,001,559
Consumer Discretionary	—	376,642,802	—	376,642,802
Consumer Staples	—	127,523,089	—	127,523,089
Energy	—	44,336,800	—	44,336,800
Financials	—	315,831,666	—	315,831,666
Health Care	—	61,166,323	—	61,166,323
Industrials	—	486,698,773	—	486,698,773
Information Technology	—	161,606,875	—	161,606,875
Materials	—	124,627,116	—	124,627,116
Real Estate	—	70,107,101	—	70,107,101
Utilities	—	47,346,609	—	47,346,609
Securities Lending Collateral	—	15,631,396	—	15,631,396
TOTAL	$55,069	$1,903,465,040	—	$1,903,520,109

See accompanying Notes to Financial Statements.

The Continental Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,754,530
	ANDRITZ AG	473,948	26,919,532
	AT&S Austria Technologie & Systemtechnik AG	196,445	7,537,743
	Atrium European Real Estate Ltd.	1,073,908	4,410,237
Ω	BAWAG Group AG	73,789	4,640,975
# *	DO & Co. AG	47,356	4,289,848
	EVN AG	241,985	6,833,053
*	FACC AG	144,102	1,476,009
*	Flughafen Wien AG	30,811	1,015,449
#	IMMOFINANZ AG	680,830	16,303,227
	Josef Manner & Comp AG	870	109,665
# *	Kapsch TrafficCom AG	29,728	529,550
*	Lenzing AG	87,368	10,535,797
	Mayr Melnhof Karton AG	56,619	11,144,200
	Oberbank AG	25,007	2,630,918
#	Oesterreichische Post AG	244,378	10,317,337
	Palfinger AG	101,341	4,477,773
#	POLYTEC Holding AG	109,361	1,071,259
# *	Porr AG	75,457	1,083,529
	Raiffeisen Bank International AG	95,986	2,804,703
#	Rosenbauer International AG	21,100	1,153,196
	S IMMO AG	346,922	8,230,055
*	Schoeller-Bleckmann Oilfield Equipment AG	66,862	2,727,240
	Semperit AG Holding	71,506	2,413,869
	Strabag SE	106,594	4,576,470
	Telekom Austria AG, Class A	1,136,703	9,821,119
#	UBM Development AG	21,002	1,037,477
	UNIQA Insurance Group AG	1,028,270	9,572,308
	Vienna Insurance Group AG Wiener Versicherung Gruppe	305,769	8,906,972
	voestalpine AG	545,498	20,718,597
	Wienerberger AG	658,781	23,321,225
	Zumtobel Group AG	155,917	1,607,094
TOTAL AUSTRIA			213,970,956

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	177,966	30,604,090
*	AGFA-Gevaert NV	1,301,362	5,658,358
*	Akka Technologies	78,596	4,351,732
#	Atenor	22,537	1,496,062
	Banque Nationale de Belgique	87	172,061
	Barco NV	474,841	10,702,705
	Bekaert SA	264,354	11,579,157
# * Ω	Biocartis Group NV	227,423	1,038,832
*	bpost SA	611,168	5,236,079
# *	Celyad Oncology SA	42,190	185,820
	Cie d’Entreprises CFE	49,898	5,101,449
	Deceuninck NV	468,787	1,999,070
	D’ieteren Group	194,540	33,543,417
	Econocom Group SA/NV	727,792	3,077,093
#	Elia Group SA	132,252	15,428,979
#	Etablissements Franz Colruyt NV	92,593	4,546,119
# *	Euronav NV	1,350,857	14,371,185
	EVS Broadcast Equipment SA	69,287	1,625,368
#	Exmar NV	145,690	776,104
	Fagron	299,623	5,195,954
*	Galapagos NV	136,356	7,220,129
	Gimv NV	120,699	7,797,675

The Continental Small Company Series

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Greenyard NV	2,890	$28,069
#	Immobel SA	23,226	2,047,425
	Ion Beam Applications	132,008	2,600,351
	Jensen-Group NV	20,961	641,982
*	Kinepolis Group NV	97,118	6,117,532
	Lotus Bakeries NV	1,860	12,347,841
# *	MDxHealth	69,016	93,108
	Melexis NV	123,644	14,260,658
# *	Ontex Group NV	398,872	3,761,225
# *	Oxurion NV	128,049	315,449
# *	Picanol	26,368	2,094,891
	Proximus SADP	526,586	9,916,434
	Recticel SA	303,699	5,608,847
	Resilux	5,872	1,220,968
	Roularta Media Group NV	19,318	364,670
	Shurgard Self Storage SA	37,083	2,272,739
	Sipef NV	38,999	2,625,146
	Telenet Group Holding NV	223,832	8,041,389
	TER Beke SA	3,661	507,337
*	Tessenderlo Group SA	206,316	7,529,297
	Van de Velde NV	42,982	1,492,600
	VGP NV	15,225	3,937,683
	Viohalco SA	498,361	2,512,189
TOTAL BELGIUM			262,045,268

CANADA — (0.0%)
*	International Petroleum Corp.	127,085	709,749

DENMARK — (5.3%)
*	ALK-Abello AS	44,401	19,243,505
#	Alm Brand AS	554,009	4,274,094
# *	Asetek AS	19,672	99,348
# *	Bang & Olufsen AS	696,133	3,426,631
	BankNordik P/F	10,800	243,169
*	Bavarian Nordic AS	405,188	19,439,208
# *	Better Collective AS	48,411	1,031,573
# *	Brodrene Hartmann AS	16,148	966,435
	cBrain AS	10,056	544,935
	Chemometec AS	48,332	7,328,911
	Columbus AS	481,785	707,551
	D/S Norden AS	203,905	4,927,604
*	Dfds AS	279,193	14,469,884
*	Djurslands Bank AS	6,232	337,063
# *	Drilling Co. of 1972 AS	95,675	3,429,503
	FLSmidth & Co. AS	279,851	10,640,010
	Fluegger Group AS	4,198	462,241
	GronlandsBANKEN AS	1,125	107,243
	H Lundbeck AS	209,309	5,829,131
*	H+H International AS, Class B	127,347	5,036,804
*	Harboes Bryggeri AS, Class B	5,094	78,844
	INVISIO AB	555	10,045
# *	ISS AS	646,910	12,908,866
	Jeudan AS	38,980	1,659,057
*	Jyske Bank AS	470,802	22,969,023
	Lan & Spar Bank	4,895	459,855
	Matas AS	280,905	5,496,340
# Ω	Netcompany Group AS	33,847	3,854,244
*	Nilfisk Holding AS	153,943	5,369,366
*	NKT AS	276,029	13,299,932

The Continental Small Company Series

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# Ω	NNIT AS	71,567	$1,345,072
	North Media AS	5,372	100,928
*	NTG Nordic Transport Group AS, Class A	7,331	599,388
*	Parken Sport & Entertainment AS	13,669	182,630
	Per Aarsleff Holding AS	134,747	5,815,945
	Ringkjoebing Landbobank AS	195,777	24,871,398
	Rockwool International AS, Class A	433	173,723
	Royal Unibrew AS	331,556	41,187,654
#	RTX AS	54,444	1,295,803
Ω	Scandinavian Tobacco Group AS, Class A	435,180	9,785,353
	Schouw & Co. AS	97,891	9,521,342
#	SimCorp AS	271,754	32,907,854
	Solar AS, Class B	40,088	4,658,076
	SP Group AS	202	12,513
	Spar Nord Bank AS	606,502	7,816,531
	Sydbank AS	485,955	16,699,895
	TCM Group AS	2,578	62,914
# *	Tivoli AS	9,878	1,325,151
#	Topdanmark AS	428,065	22,717,813
	UIE PLC	10,336	2,774,591
*	Zealand Pharma AS	224,203	7,194,380
TOTAL DENMARK			359,699,369

FINLAND — (5.8%)
	Aktia Bank Oyj	344,733	4,935,376
	Alandsbanken Abp, Class B	23,036	846,317
	Alma Media Oyj	133,889	1,731,085
	Anora Group Oyj	12,029	149,045
	Apetit Oyj	21,105	300,010
	Aspo Oyj	104,670	1,473,413
	Atria Oyj, Class A	98,413	1,269,062
*	BasWare Oyj	54,715	2,032,476
#	Bittium Oyj	204,447	1,231,422
	Cargotec Oyj, Class B	301,749	15,625,904
	Caverion Oyj	645,461	5,099,883
#	Citycon Oyj	477,252	3,923,030
	Digia Oyj	83,685	667,814
Ω	Enento Group Oyj	1,665	70,320
# *	Finnair Oyj	4,817,537	3,680,288
	Fiskars Oyj Abp	209,781	5,156,825
	F-Secure Oyj	669,027	3,775,119
	Glaston Oyj ABP	9,217	13,589
	Harvia Oyj	52,938	3,250,250
	HKScan Oyj, Class A	234,984	535,420
	Huhtamaki Oyj	673,038	29,346,505
	Ilkka-Yhtyma Oyj	58,887	316,633
#	Kamux Corp.	59,097	917,008
	Kemira Oyj	772,047	11,857,006
	Kojamo Oyj	448,946	10,058,437
	Konecranes Oyj, Class A	458,040	19,052,001
	Lassila & Tikanoja Oyj	209,178	3,287,159
# *	Lehto Group Oyj	159,853	190,598
	Marimekko Oyj	738	70,533
	Metsa Board Oyj	1,246,388	11,535,424
	Metso Outotec Oyj	1,111,615	11,167,740
*	Multitude SE	39,731	219,094
	Musti Group Oyj	40,515	1,593,744
	Neles Oyj	706,962	10,593,885
#	Nokian Renkaat Oyj	768,570	28,861,457

The Continental Small Company Series

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Olvi Oyj, Class A	98,335	$5,963,794
*	Optomed Oy	1,075	13,009
	Oriola Oyj, Class A	6,054	13,731
	Oriola Oyj, Class B	880,807	2,019,006
	Orion Oyj, Class A	143,951	6,210,352
#	Orion Oyj, Class B	636,552	27,564,996
# *	Outokumpu Oyj	2,801,973	17,453,199
#	Pihlajalinna Oyj	77,064	1,048,216
	Ponsse Oyj	71,199	3,663,797
*	QT Group Oyj	84,479	13,668,108
	Raisio Oyj, Class V	954,967	3,866,620
*	Rapala VMC Oyj	116,693	1,191,516
	Raute Oyj, Class A	1,817	45,371
	Revenio Group Oyj	138,743	9,154,983
# Ω	Rovio Entertainment Oyj	18,485	151,240
	Sanoma Oyj	725,636	11,295,745
	Taaleri Oyj	8,120	102,539
	Talenom Oyj	1,755	28,128
	Teleste Oyj	52,966	323,522
Ω	Terveystalo Oyj	80,486	1,047,569
	TietoEVRY Oyj	481,733	14,773,448
	Tokmanni Group Corp.	373,200	8,491,364
	Uponor Oyj	396,760	9,691,393
	Vaisala Oyj, Class A	120,730	6,411,528
	Valmet Oyj	924,559	37,533,401
	Verkkokauppa.com Oyj	9,347	76,552
*	Viking Line Abp	6,921	125,301
	Wartsila OYJ Abp	760,320	10,544,292
#	YIT Oyj	1,234,813	7,277,634
TOTAL FINLAND			394,584,226

FRANCE — (10.4%)
	ABC arbitrage	126,936	1,045,591
	AKWEL	67,443	1,722,435
	Albioma SA	193,337	7,605,695
Ω	ALD SA	31,614	471,223
	Altamir	136,094	3,860,401
	Alten SA	143,801	23,172,136
# *	Amplitude Surgical SAS	19,526	47,662
#	Assystem SA	60,928	2,180,568
# *	Atari SA	106,003	38,829
	Atos SE	337,963	17,632,434
	Aubay	43,725	2,711,863
	Axway Software SA	38,973	1,227,061
	Bastide le Confort Medical	18,680	948,079
*	Beneteau SA	251,906	3,845,640
#	Bigben Interactive	95,323	1,808,680
	Boiron SA	37,981	1,838,269
	Bonduelle SCA	106,185	2,720,771
††	Bourbon Corp.	28,851	0
	Burelle SA	850	651,385
# *	Casino Guichard Perrachon SA	271,603	6,772,649
*	Catana Group	6,410	46,582
*	Catering International Services	12,144	195,039
*	Cegedim SA	43,220	1,295,363
# *	CGG SA	4,466,064	3,229,839
	Chargeurs SA	142,357	4,229,684
# *	Cie des Alpes	137,830	2,440,772
	Cie Plastic Omnium SA	411,474	11,423,279

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# *	Claranova SADIR	66,462	$415,060
*	Coface SA	742,169	10,611,383
*	DBV Technologies SA	1,382	9,053
*	Derichebourg SA	716,994	8,159,596
*	Ekinops SAS	5,333	46,967
	Electricite de Strasbourg SA	21,112	2,845,902
* Ω	Elior Group SA	741,421	5,865,966
*	Elis SA	1,176,252	22,334,192
*	Eramet SA	75,768	6,331,939
*	Esso SA Francaise	5,217	82,146
# *	Etablissements Maurel et Prom SA	322,113	927,437
	Eurazeo SE	33,820	3,170,077
Ω	Euronext NV	51,337	5,775,640
#	Eutelsat Communications SA	1,378,833	19,597,545
# *	Exel Industries, Class A	10,459	852,023
	Faurecia SE	649,627	33,928,710
	Fleury Michon SA	1,722	45,540
	Fnac Darty SA	129,533	8,409,603
*	Gaumont SA	10,715	1,263,667
	Gaztransport Et Technigaz SA	148,516	12,276,414
#	GEA	2,433	300,626
# *	GL Events	58,364	1,233,588
	Groupe Crit	22,187	1,741,594
	Groupe Gorge SA	4,320	78,622
	Groupe SFPI	21,754	92,071
	Guerbet	44,037	1,944,041
*	Haulotte Group SA	73,020	423,942
	HEXAOM	15,908	805,422
*	ID Logistics Group	14,908	5,481,926
#	Imerys SA	228,430	9,901,374
	Infotel SA	637	36,758
# *	Innate Pharma SA	15,558	87,511
	Ipsen SA	3,455	357,571
	IPSOS	278,704	13,062,162
	Jacquet Metals SACA	89,804	2,190,329
*	JCDecaux SA	222,724	5,810,938
	Kaufman & Broad SA	123,945	4,972,632
	Korian SA	488,212	16,263,858
*	Lagardere SA	464,763	12,286,984
	Laurent-Perrier	13,890	1,548,393
	Lectra	180,913	7,579,491
	Linedata Services	15,432	680,293
	LISI	117,088	3,256,132
	LNA Sante SA	33,206	1,908,994
Ω	Maisons du Monde SA	289,712	6,572,588
	Manitou BF SA	68,399	2,324,828
	Manutan International	15,102	1,251,454
	Mersen SA	120,717	4,528,604
*	METabolic EXplorer SA	18,613	119,294
	Metropole Television SA	245,323	5,407,705
* Ω	Neoen SA	81,146	3,736,159
	Nexans SA	205,516	20,620,153
	Nexity SA	323,674	14,797,466
# *	Nicox	145,865	548,909
	NRJ Group	87,189	580,942
#	Oeneo SA	128,172	1,997,093
*	OL Groupe SA	10,735	27,546
# *,*	Onxeo SA	113,533	65,862
	Orpea SA	31,850	3,326,859

The Continental Small Company Series

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Pharmagest Interactive	5,798	$636,324
	Plastiques Du Val De Loire	14,341	98,477
	Quadient SA	237,685	5,682,303
*	Rallye SA	36,059	232,008
# * ††	Recylex SA	102,008	40,860
	Rexel SA	2,125,412	42,245,103
	Robertet SA	2,898	3,182,029
	Rothschild & Co.	127,757	5,635,098
	Rubis SCA	583,068	18,686,919
	Samse SA	7,930	1,905,442
	Savencia SA	35,032	2,592,727
	SCOR SE	527,365	17,753,810
	Seche Environnement SA	19,104	1,511,890
	SES SA, Class A	1,397,450	12,550,788
* Ω	SMCP SA	20,320	166,856
#	Societe BIC SA	178,321	10,365,541
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	41,466	3,308,317
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	147,927
	Societe pour l’Informatique Industrielle	47,225	2,150,709
*	SOITEC	135,169	35,988,721
# *	Solocal Group	681,417	1,030,582
	Somfy SA	88,911	17,454,773
	Sopra Steria Group SACA	117,178	23,039,267
	SPIE SA	867,257	21,089,130
# * Ω	SRP Groupe SA	56,827	139,102
	Stef SA	25,714	3,218,493
	Sword Group	35,678	1,742,979
	Synergie SE	67,143	3,099,347
*	Technip Energies NV	74,029	1,139,335
	Television Francaise 1	427,799	4,579,953
#	TFF Group	9,347	292,504
	Thermador Groupe	37,127	4,220,596
	Tikehau Capital SCA	18,672	556,002
	Total Gabon	3,969	620,899
	Trigano SA	60,493	11,355,333
*	Ubisoft Entertainment SA	75,905	3,974,673
	Union Financiere de France BQE SA	18,515	389,413
	Valeo	396,546	11,651,338
*	Vallourec SA	296,298	2,368,619
Ω	Verallia SA	78,579	2,909,198
*	Verimatrix SA	6,175	8,835
	Vetoquinol SA	16,919	2,893,359
	Vicat SA	139,019	5,933,153
	VIEL & Cie SA	156,945	1,072,655
	Vilmorin & Cie SA	35,845	2,279,102
	Virbac SA	25,476	12,912,574
*	Vranken-Pommery Monopole SA	16,787	341,466
	Wavestone	5,109	281,353
* Ω	X-Fab Silicon Foundries SE	71,105	710,135
*	Xilam Animation SA	415	19,404
TOTAL FRANCE			710,266,924

GERMANY — (15.1%)
	1&1 AG	229,080	6,667,371
	7C Solarparken AG	49,469	239,172
#	Aareal Bank AG	522,360	16,697,438
	Adesso SE	3,194	712,220
*	ADVA Optical Networking SE	394,342	5,228,086
	AIXTRON SE	613,653	14,574,098

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	4,222	$333,079
#	Allgeier SE	48,818	1,600,070
	Amadeus Fire AG	3,558	822,035
	Atoss Software AG	12,086	2,734,935
	Aurubis AG	287,587	24,781,328
	Basler AG	33,961	6,259,866
# *	Bauer AG	99,166	1,290,032
	BayWa AG	105,190	4,449,839
	BayWa AG	124	6,783
Ω	Befesa SA	25,814	1,920,552
	Bertrandt AG	38,682	2,523,234
#	bet-at-home.com AG	22,014	449,781
*	Bijou Brigitte AG	23,422	668,627
	Bilfinger SE	205,392	7,218,482
# *	Borussia Dortmund GmbH & Co. KGaA	689,485	3,804,784
	CANCOM SE	237,362	16,410,002
# *	CECONOMY AG	1,041,518	5,081,504
	CENIT AG	54,144	908,887
	Cewe Stiftung & Co. KGAA	44,522	6,221,412
*	Commerzbank AG	2,479,901	18,110,417
	CompuGroup Medical SE & Co. KgaA	201,911	16,877,941
# *	Corestate Capital Holding SA	81,658	963,504
	CropEnergies AG	180,904	2,596,759
*	CTS Eventim AG & Co. KGaA	44,928	3,267,637
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	859,860
	Dermapharm Holding SE	72,225	7,264,582
	Deutsche Beteiligungs AG	115,972	5,358,845
	Deutsche EuroShop AG	340,720	6,935,062
# *	Deutsche Lufthansa AG	268,798	1,776,893
Ω	Deutsche Pfandbriefbank AG	1,147,060	14,232,554
*	Deutz AG	1,082,957	9,076,846
	DIC Asset AG	387,433	6,800,843
	DMG Mori AG	9,848	478,367
#	Dr Hoenle AG	35,520	1,716,448
	Draegerwerk AG & Co. KGaA	20,476	1,526,608
	Duerr AG	412,337	18,688,327
	Eckert & Ziegler Strahlen- und Medizintechnik AG	126,499	18,941,601
*	EDAG Engineering Group AG	51,353	691,484
	Elmos Semiconductor SE	1,926	89,673
*	ElringKlinger AG	218,091	3,081,088
#	Encavis AG	316,928	6,641,519
	Energiekontor AG	2,998	270,467
# *	Evotec SE	81,829	3,966,654
	Fabasoft AG	509	19,727
	Fielmann AG	131,199	8,651,750
	First Sensor AG	5,878	298,829
# *	flatexDEGIRO AG	80,824	1,835,967
*	Francotyp-Postalia Holding AG, Class A	54,074	183,360
*	Fraport AG Frankfurt Airport Services Worldwide	107,116	7,666,450
	Freenet AG	1,000,321	25,763,506
	FUCHS PETROLUB SE	110,216	4,060,521
	GEA Group AG	742,082	36,548,405
#	Gerresheimer AG	261,448	23,988,547
*	Gesco AG	55,404	1,511,284
	GFT Technologies SE	155,299	7,323,290
*	Global Fashion Group SA	76,275	686,821
	Grand City Properties SA	893,804	22,893,585
	GRENKE AG	1,476	57,552
*	H&R GmbH & Co. KGaA	71,674	739,361

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hamburger Hafen und Logistik AG	191,371	$4,293,003
	Hawesko Holding AG	313	21,246
*	Heidelberger Druckmaschinen AG	1,571,322	4,040,316
#	Hella GmbH & Co. KGaA	208,802	14,482,505
*	Highlight Communications AG	98,406	451,124
	Hochtief AG	4,694	362,143
*	HolidayCheck Group AG	329,555	1,032,575
	Hornbach Baumarkt AG	69,699	3,132,671
	Hornbach Holding AG & Co. KGaA	50,228	6,351,704
	Hugo Boss AG	459,212	28,754,576
*	Hypoport SE	5,738	3,532,502
	Indus Holding AG	137,359	5,404,550
Ω	Instone Real Estate Group AG	36,903	972,842
	IVU Traffic Technologies AG	65,267	1,524,197
	Jenoptik AG	412,949	15,806,857
Ω	JOST Werke AG	7,084	410,583
*	K+S AG	1,479,794	25,500,212
*	Kloeckner & Co. SE	529,174	7,109,749
*	Koenig & Bauer AG	96,921	3,419,909
	Krones AG	114,103	11,758,845
	KSB SE & Co. KGaA	3,293	1,690,670
	KWS Saat SE & Co. KGaA	81,303	6,940,348
	Lanxess AG	599,001	40,362,102
	Leifheit AG	60,643	2,433,526
# *	Leoni AG	215,274	3,341,933
	LPKF Laser & Electronics AG	32,673	724,584
*	Manz AG	28,275	1,477,884
*	Mediclin AG	86,554	410,573
*	Medigene AG	116,971	485,432
*	Medios AG	972	41,033
	METRO AG	605,145	7,649,717
	MLP SE	427,133	4,117,884
# *	MorphoSys AG	87,234	4,105,777
*	Nagarro SE	56,062	11,278,913
	New Work SE	20,199	4,930,958
	Nexus AG	92,867	8,112,156
# *	Nordex SE	677,955	12,458,989
	Norma Group SE	234,408	10,070,414
	OHB SE	37,995	1,664,532
	Patrizia AG	351,407	9,711,184
	Pfeiffer Vacuum Technology AG	48,041	11,991,794
#	PNE AG	491,579	4,746,903
*	Progress-Werk Oberkirch AG	8,558	264,781
#	ProSiebenSat.1 Media SE	1,393,286	23,338,566
	PSI Software AG	60,829	2,936,136
*	PVA TePla AG	51,372	2,342,219
*	q.beyond AG	780,051	1,800,435
*	R Stahl AG	14,952	387,715
	Rheinmetall AG	309,902	30,068,830
#	S&T AG	348,684	8,378,940
*	SAF-Holland SE	338,167	4,697,545
*	Salzgitter AG	298,078	10,936,473
	Schloss Wachenheim AG	6,929	158,602
Ω	Scout24 AG	78,417	5,461,433
	Secunet Security Networks AG	7,840	4,115,381
*	SGL Carbon SE	363,311	3,474,296
#	Siltronic AG	146,283	22,821,635
*	Sixt SE	98,740	17,023,983
#	SMA Solar Technology AG	85,699	4,531,150

The Continental Small Company Series

CONTINUED

		Shares	Value»
GERMANY — (Continued)
# *	SNP Schneider-Neureither & Partner SE	3,170	$163,915
	Softing AG	14,914	117,335
	Software AG	377,227	15,514,759
	Stabilus SA	176,786	13,275,476
	STRATEC SE	27,854	4,448,531
	Stroeer SE & Co. KGaA	201,474	17,086,812
	Suedzucker AG	537,567	8,528,029
*	SUESS MicroTec SE	150,677	3,962,434
	Surteco Group SE	47,139	2,005,613
	TAG Immobilien AG	1,033,296	31,392,640
	Takkt AG	244,752	3,999,456
* Ω	TeamViewer AG	199,231	2,973,576
	Technotrans SE	46,673	1,380,206
*	thyssenkrupp AG	1,052,119	10,952,219
	Traffic Systems SE	36,351	1,897,540
	United Internet AG	4,025	148,524
# *	va-Q-tec AG	2,370	75,081
#	Varta AG	24,311	3,746,502
#	VERBIO Vereinigte BioEnergie AG	173,398	13,787,039
*	Vivoryon Therapeutics NV	5,400	113,041
	Vossloh AG	69,710	3,735,341
	Wacker Chemie AG	59,024	10,666,043
	Wacker Neuson SE	229,920	7,547,215
	Washtec AG	79,231	5,155,847
# *	Westwing Group AG	41,567	1,303,806
	Wuestenrot & Wuerttembergische AG	115,851	2,413,168
	Zeal Network SE	53,966	2,371,517
*	zooplus AG	5,201	2,876,627
TOTAL GERMANY			1,025,532,378

GREECE — (0.0%)
††	Alfa Alfa Energy SA	3,810	0
††	Neorion Holdings SA	14,991	0

IRELAND — (1.0%)
*	AIB Group PLC	828,430	2,242,126
*	Bank of Ireland Group PLC	6,006,044	35,779,124
	Cairn Homes PLC	1,784,468	2,316,651
*	Dalata Hotel Group PLC	184,865	790,773
*	Datalex PLC	123,079	126,607
*	FBD Holdings PLC	142,812	1,290,834
	Glanbia PLC	1,129,566	18,358,920
* Ω	Glenveagh Properties PLC	684,324	862,881
*	Irish Continental Group PLC	820,853	4,049,222
*	Permanent TSB Group Holdings PLC	252,400	466,490
TOTAL IRELAND			66,283,628

ISRAEL — (3.3%)
	Adgar Investment & Development Ltd.	45,374	104,273
#	Afcon Holdings Ltd.	3,064	185,478
*	AFI Properties Ltd.	109,219	5,672,809
	Africa Israel Residences Ltd.	3,453	188,358
*	Airport City Ltd.	285,028	5,441,238
	Albaad Massuot Yitzhak Ltd.	2,031	27,526
# *	Allot Ltd.	189,485	2,803,048
# *	Alrov Properties & Lodgings Ltd.	49,832	2,741,115
	Arad Ltd.	19,614	292,836
	Ashtrom Group Ltd.	196,526	4,595,282

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Atreyu Capital Markets Ltd.	4,320	$78,473
#	AudioCodes Ltd.	33,035	1,151,761
	Aura Investments Ltd.	27,798	41,172
# *	Avgol Industries 1953 Ltd.	468,925	451,299
*	Azorim-Investment Development & Construction Co. Ltd.	547,011	2,444,947
# *	Bet Shemesh Engines Holdings 1997 Ltd.	21,702	546,460
	Big Shopping Centers Ltd.	20,438	3,065,341
	Blue Square Real Estate Ltd.	36,759	2,844,243
*	Brack Capital Properties NV	18,347	2,141,616
*	Brainsway Ltd.	17,217	69,097
# *	Camtek Ltd.	115,637	4,644,733
	Carasso Motors Ltd.	132,164	776,387
*	Cellcom Israel Ltd.	495,333	1,874,343
# *	Ceragon Networks Ltd.	266,244	934,516
*	Clal Insurance Enterprises Holdings Ltd.	317,251	7,838,630
*	Compugen Ltd.	120,052	761,005
	Danel Adir Yeoshua Ltd.	22,301	4,717,230
	Delek Automotive Systems Ltd.	229,021	2,998,570
*	Delek Group Ltd.	27,859	2,320,237
#	Delta Galil Industries Ltd.	71,313	3,662,045
	Dor Alon Energy in Israel 1988 Ltd.	16,285	466,913
	Duniec Brothers Ltd.	1,134	63,060
#	Electra Consumer Products 1970 Ltd.	54,447	2,558,431
#	Electra Ltd.	11,665	7,686,581
	Electra Real Estate Ltd.	35,266	549,771
*	Ellomay Capital Ltd.	1,340	41,259
#	Energix-Renewable Energies Ltd.	131,262	617,795
# *	Enlight Renewable Energy Ltd.	2,905,156	7,162,156
*	Equital Ltd.	117,510	3,611,551
# *	Evogene Ltd.	31,584	83,466
*	Fattal Holdings 1998 Ltd.	6,095	655,008
	FMS Enterprises Migun Ltd.	19,186	620,776
	Formula Systems 1985 Ltd.	63,135	6,800,476
	Formula Systems 1985 Ltd., Sponsored ADR	640	68,941
	Fox Wizel Ltd.	58,988	8,135,861
#	Freshmarket Ltd.	9,726	42,603
	Gav-Yam Lands Corp. Ltd.	670,458	7,979,704
#	Gilat Satellite Networks Ltd.	236,247	1,955,307
#	Hadera Paper Ltd.	21,885	1,749,610
	Harel Insurance Investments & Financial Services Ltd.	709,910	7,936,963
#	Hilan Ltd.	102,277	5,669,462
	IDI Insurance Co. Ltd.	45,880	1,844,674
	IES Holdings Ltd.	322	28,118
	Ilex Medical Ltd.	1,832	66,567
#	Inrom Construction Industries Ltd.	359,755	1,848,730
	Isracard Ltd.	44,630	179,393
	Israel Canada T.R Ltd.	142,161	686,110
#	Israel Land Development - Urban Renewal Ltd.	51,738	732,903
	Isras Investment Co. Ltd.	5,793	1,294,210
# *	Issta Lines Ltd.	13,336	338,264
# *	Itamar Medical Ltd.	16,668	16,845
# *	Kamada Ltd.	212,977	1,218,151
	Kenon Holdings Ltd.	132,631	5,324,288
	Kerur Holdings Ltd.	32,654	983,265
#	Klil Industries Ltd.	5,696	526,290
	M Yochananof & Sons Ltd.	735	50,736
	Magic Software Enterprises Ltd.	134,651	2,862,419
#	Malam - Team Ltd.	7,935	266,982
	Matrix IT Ltd.	230,989	6,271,653

The Continental Small Company Series

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Maytronics Ltd.	186,704	$4,413,351
	Mediterranean Towers Ltd.	434,044	1,357,001
	Mega Or Holdings Ltd.	82,181	3,255,409
*	Mehadrin Ltd.	1,666	97,357
	Meitav Dash Investments Ltd.	132,413	716,153
	Menora Mivtachim Holdings Ltd.	183,161	4,237,325
	Migdal Insurance & Financial Holdings Ltd.	2,632,241	4,479,523
	Mivne Real Estate KD Ltd.	293,458	1,069,916
#	Mivtach Shamir Holdings Ltd.	27,751	998,523
	Mizrahi Tefahot Bank Ltd.	1	38
*	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,514,337
#	Nawi Brothers Ltd.	120,452	1,071,767
*	Neto Malinda Trading Ltd.	541	16,851
	Neto ME Holdings Ltd.	9,852	487,547
*	Nova Ltd.	97,194	10,378,728
	Novolog Ltd.	77,254	71,374
#	NR Spuntech Industries Ltd.	76,176	199,158
# *	Oil Refineries Ltd.	12,149,257	3,287,377
#	One Software Technologies Ltd.	36,860	630,688
# *	OPC Energy Ltd.	91,888	961,848
# *	Partner Communications Co. Ltd.	814,741	4,119,733
# *	Paz Oil Co. Ltd.	61,029	7,778,377
*	Perion Network Ltd.	68,990	1,927,851
	Plasson Industries Ltd.	20,201	1,512,086
	Prashkovsky Investments & Construction Ltd.	1,390	43,817
	Priortech Ltd.	1,827	57,147
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,934,411
	Scope Metals Group Ltd.	47,147	2,126,986
	Shufersal Ltd.	375,024	3,105,963
*	Summit Real Estate Holdings Ltd.	215,385	3,912,849
	Suny Cellular Communication Ltd.	312,529	144,430
	Tadiran Group Ltd.	16,403	2,138,780
#	Tel Aviv Stock Exchange Ltd.	4,097	22,453
*	Tera Light Ltd.	183,161	462,482
	Tiv Taam Holdings 1 Ltd.	5,700	17,607
#	Victory Supermarket Chain Ltd.	2,032	43,668
	YH Dimri Construction & Development Ltd.	13,830	992,844
TOTAL ISRAEL			225,995,115

ITALY — (8.3%)
	A2A SpA	12,233,648	25,743,846
	ACEA SpA	389,250	8,443,561
*	Aeffe SpA	177,250	514,393
Ω	Anima Holding SpA	2,288,575	12,160,209
*	Aquafil SpA	83,333	751,865
*	Arnoldo Mondadori Editore SpA	1,052,111	2,432,772
	Ascopiave SpA	477,634	1,945,606
*	Autogrill SpA	10,773	84,573
	Autostrade Meridionali SpA	3,917	128,053
#	Avio SpA	110,432	1,469,278
	Azimut Holding SpA	906,940	26,118,330
# *	Banca Generali SpA	479,643	22,564,658
	Banca IFIS SpA	213,020	3,939,086
#	Banca Mediolanum SpA	433,126	4,364,657
# *	Banca Monte dei Paschi di Siena SpA	213,039	254,571
	Banca Popolare di Sondrio SCPA	3,196,495	13,890,423
	Banca Profilo SpA	1,711,765	413,403
# * Ω	Banca Sistema SpA	414,926	1,086,549
#	Banco BPM SpA	12,107,842	37,652,859

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banco di Desio e della Brianza SpA	241,954	$895,396
	Be Shaping The Future SpA	533,191	1,431,733
Ω	BFF Bank SpA	995,372	8,912,594
	BPER Banca	7,710,672	16,906,161
	Brembo SpA	671,736	8,823,008
*	Brunello Cucinelli SpA	253,564	15,383,769
	Buzzi Unicem SpA	667,359	15,565,110
	Cairo Communication SpA	553,009	1,157,514
Ω	Carel Industries SpA	16,045	463,011
	Cementir Holding NV	355,007	3,727,353
*	CIR SpA-Compagnie Industriali	2,173,202	1,197,345
	Credito Emiliano SpA	616,798	4,679,645
# *	d’Amico International Shipping SA	1,821,713	217,217
	Danieli & C Officine Meccaniche SpA	54,367	1,174,572
#	Danieli & C Officine Meccaniche SpA	102,606	3,454,041
	De’ Longhi SpA	398,689	15,596,680
	DeA Capital SpA	690,835	1,067,250
	Digital Bros SpA	29,466	1,426,433
Ω	doValue SpA	16,231	155,641
*	Elica SpA	166,709	692,759
	Emak SpA	529,457	1,233,297
* Ω	Enav SpA	117,855	517,175
	ERG SpA	413,402	14,933,699
	Esprinet SpA	276,233	3,588,158
# *	Eurotech SpA	216,751	1,257,989
	Fila SpA	142,640	1,720,999
# *	Fincantieri SpA	3,504,948	2,756,134
# ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,095,594
	Gefran SpA	35,925	469,497
# *	Geox SpA	400,340	508,302
	Gruppo MutuiOnline SpA	172,390	8,418,318
	Hera SpA	5,824,869	23,830,941
*	Illimity Bank SpA	118,459	1,869,764
*	IMMSI SpA	1,310,992	786,869
*	Intek Group SpA	1,885,608	740,951
	Interpump Group SpA	73,726	5,430,808
	Iren SpA	4,806,713	14,937,749
	Italgas SpA	3,792,959	24,098,500
	Italmobiliare SpA	76,857	2,697,343
*	IVS Group SA	58,424	428,853
# *	Juventus Football Club SpA	2,997,765	2,423,961
	La Doria SpA	97,056	1,861,756
*	Leonardo SpA	1,656,501	12,154,693
	LU-VE SpA	5,064	137,936
	Maire Tecnimont SpA	1,069,316	4,607,747
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	Mediaset NV	3,564,565	10,013,357
	Openjobmetis SpA agenzia per il lavoro	63,025	838,444
* Ω	OVS SpA	1,754,591	5,040,099
	Pharmanutra SpA	700	55,048
	Piaggio & C SpA	1,284,185	4,305,023
Ω	Pirelli & C SpA	2,722,781	16,746,035
# *	Prima Industrie SpA	32,067	708,473
Ω	RAI Way SpA	600,362	3,633,998
	Reno de Medici SpA	1,344,060	2,257,424
	Reply SpA	148,015	28,730,201
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	786,870
	Sabaf SpA	60,619	1,950,921

The Continental Small Company Series

CONTINUED

		Shares	Value»
ITALY — (Continued)
	SAES Getters SpA	900	$26,738
# *	Safilo Group SpA	26,144	47,258
# *	Saipem SpA	3,496,778	7,661,352
*	Saras SpA	4,759,491	3,533,443
*	Servizi Italia SpA	50,192	120,897
	Sesa SpA	57,043	11,191,183
# *	Sogefi SpA	411,547	652,458
	SOL SpA	189,619	4,357,330
	Tamburi Investment Partners SpA	860,785	9,717,051
Ω	Technogym SpA	818,967	8,607,900
	Tinexta SpA	133,397	5,913,224
# *	Tiscali SpA	2,577,711	52,180
*	Tod’s SpA	83,275	4,593,294
	TXT e-solutions SpA	61,268	626,672
Ω	Unieuro SpA	154,222	3,623,573
	Unipol Gruppo SpA	3,525,971	20,251,022
	UnipolSai Assicurazioni SpA	69,983	202,650
	Webuild SpA	1,282,257	3,174,391
	Wiit SpA	2,125	75,085
	Zignago Vetro SpA	181,037	3,647,956
TOTAL ITALY			562,534,507

NETHERLANDS — (6.7%)
	Aalberts NV	720,618	39,885,206
*	Accell Group NV	159,811	6,588,702
# *	AFC Ajax NV	13,955	240,350
#	AMG Advanced Metallurgical Group NV	191,502	5,648,370
*	Amsterdam Commodities NV	30,979	869,579
	APERAM SA	370,635	22,098,597
	Arcadis NV	543,636	26,497,175
	ASR Nederland NV	931,393	43,537,226
*	Avantium NV	1,640	7,268
Ω	B&S Group Sarl	1,733	15,663
# * Ω	Basic-Fit NV	259,446	12,597,616
	BE Semiconductor Industries NV	464,004	42,394,069
# *	Beter Bed Holding NV	27,380	166,028
	Boskalis Westminster	608,352	18,143,629
	Brunel International NV	155,477	2,136,336
	Corbion NV	409,080	19,424,109
Ω	Flow Traders	248,665	8,440,775
	ForFarmers NV	214,677	1,023,674
# *	Fugro NV	492,784	4,176,601
* Ω	GrandVision NV	173,216	5,684,214
	Heijmans NV	156,398	2,177,196
*	Hunter Douglas NV	17,912	2,133,134
	IMCD NV	226,957	50,394,583
* Ω	Intertrust NV	472,154	7,139,080
	Kendrion NV	97,269	2,250,984
*	Koninklijke BAM Groep NV	1,890,164	5,486,095
	Koninklijke Vopak NV	264,177	10,513,687
# * Ω	Lucas Bols BV	23,064	269,857
	Nedap NV	33,400	2,336,314
*	OCI NV	522,007	14,798,119
	Ordina NV	637,656	2,657,933
# *	Pharming Group NV	273,983	230,254
#	PostNL NV	3,733,258	16,202,786
	SBM Offshore NV	1,178,894	18,612,700
	SIF Holding NV	34,182	557,283
Ω	Signify NV	673,043	32,613,232

The Continental Small Company Series

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Sligro Food Group NV	166,461	$4,459,317
# ††	SNS NV	705,718	0
#	TKH Group NV	275,251	15,680,236
# *	TomTom NV	483,754	4,157,205
	Van Lanschot Kempen NV	119,261	3,307,116
TOTAL NETHERLANDS			455,552,298

NORWAY — (2.0%)
#	2020 Bulkers Ltd.	3,024	40,805
	ABG Sundal Collier Holding ASA	2,446,501	2,698,342
*	Akastor ASA	781,213	543,436
# *	Aker Solutions ASA	1,753,802	4,976,855
	American Shipping Co. ASA	236,690	874,983
*	ArcticZymes Technologies ASA	39,048	410,687
	Arendals Fossekompani AS	2,250	105,202
	Atea ASA	376,861	7,042,019
# *	Atlantic Sapphire ASA	67,633	340,783
# *	Axactor SE	946,461	911,431
*	B2Holding ASA	1,390,160	1,524,162
	Bank Norwegian ASA	672,342	8,338,415
	Bonheur ASA	146,347	5,784,971
# *	Borr Drilling Ltd.	65,386	66,352
	Borregaard ASA	533,915	12,965,296
	Bouvet ASA	19,729	158,081
# *	BW Energy Ltd.	240,850	788,610
Ω	BW LPG Ltd.	662,186	3,539,025
	BW Offshore Ltd.	759,145	2,472,206
* Ω	Crayon Group Holding ASA	96,912	2,263,173
*	DNO ASA	3,329,878	4,855,514
Ω	Europris ASA	1,186,781	8,788,076
Ω	Fjordkraft Holding ASA	45,087	268,440
	FLEX LNG Ltd.	204,864	4,140,955
#	Frontline Ltd.	597,796	5,313,544
	Golden Ocean Group Ltd.	274,826	2,485,582
# *	Grieg Seafood ASA	346,230	3,850,274
*	Hexagon Composites ASA	640,597	2,580,293
# *	IDEX Biometrics ASA	560,544	168,329
Ω	Kid ASA	12,008	160,803
	Kitron ASA	124,865	265,460
	Komplett Bank ASA	33,724	30,507
# *	Kongsberg Automotive ASA	4,148,425	1,482,536
*	Magnora ASA	5,528	12,292
	Medistim ASA	255	11,440
# *	MPC Container Ships AS	920,394	2,181,203
*	Next Biometrics Group AS	125,389	101,982
# *	Nordic Nanovector ASA	361,611	1,141,678
*	Nordic Semiconductor ASA	32,227	957,470
* Ω	Norske Skog ASA	25,340	104,187
	Norway Royal Salmon ASA	93,951	1,978,159
*	Norwegian Energy Co. ASA	2,292	44,477
*	NRC Group ASA	6,559	12,994
	Ocean Yield ASA	367,917	1,787,514
# *	Odfjell Drilling Ltd.	586,600	1,482,129
*	Odfjell SE, Class A	137,586	514,784
	Olav Thon Eiendomsselskap ASA	102,815	2,261,758
# *	Otello Corp. ASA	571,363	1,941,745
	Pareto Bank ASA	14,702	107,344
*	PCI Biotech Holding ASA	15,812	26,700
# *	PGS ASA	2,078,421	849,026

The Continental Small Company Series

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	PhotoCure ASA	5,202	$73,407
# * Ω	poLight ASA	920	12,557
	Protector Forsikring ASA	438,078	5,077,146
*	Q-Free ASA	32,883	31,404
# *	REC Silicon ASA	1,473,908	2,676,836
*	SATS ASA	14,064	35,660
Ω	Sbanken ASA	486,979	5,712,445
	Selvaag Bolig ASA	309,083	1,902,338
*	Solon Eiendom ASA	53,023	242,178
	Sparebank 1 Oestlandet	6,673	109,950
	SpareBank 1 SR-Bank ASA	2,742	42,053
	TGS ASA	248,332	2,290,274
	Treasure ASA	314,079	559,047
*	Ultimovacs ASA	12,553	187,935
	Veidekke ASA	640,408	9,228,280
# *	Volue ASA	224	1,563
*	Wallenius Wilhelmsen ASA	412,785	1,890,984
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,511,933
# Ω	XXL ASA	787,885	1,305,290
TOTAL NORWAY			138,643,309

PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	3,481,700
# *	Banco Comercial Portugues SA, Class R	47,085,514	8,494,968
††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	96,949	1,349,922
#	CTT-Correios de Portugal SA	722,501	3,970,523
*	Greenvolt-Energias Renovaveis SA	9,769	76,729
*	Ibersol SGPS SA	40,114	230,250
# *	Mota-Engil SGPS SA	641,747	1,001,794
#	Navigator Co. SA	1,912,042	7,473,334
	NOS SGPS SA	1,736,593	6,775,096
# *	Novabase SGPS SA	72,649	395,894
	REN - Redes Energeticas Nacionais SGPS SA	3,108,358	9,469,537
	Sonae SGPS SA	7,021,578	7,729,237
TOTAL PORTUGAL			50,448,984

SPAIN — (5.2%)
	Acciona SA	85,202	16,362,442
	Acerinox SA	1,221,481	17,005,847
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	23,122	664,543
	Alantra Partners SA	70,405	1,309,552
	Almirall SA	496,655	7,385,593
# *	Amper SA	5,903,684	1,319,889
	Applus Services SA	915,379	8,285,467
*	Atresmedia Corp. de Medios de Comunicacion SA	541,919	2,209,000
#	Azkoyen SA	67,253	450,553
*	Banco de Sabadell SA	36,662,284	29,505,685
	Bankinter SA	4,259,580	23,453,290
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	384,094	8,186,078
	CIE Automotive SA	401,403	10,926,125
*	Construcciones y Auxiliar de Ferrocarriles SA	130,686	5,756,996
# *	Deoleo SA	37,749	14,599
*	Distribuidora Internacional de Alimentacion SA	3,729,910	68,152
#	Ebro Foods SA	529,626	10,510,706
*	eDreams ODIGEO SA	427,530	3,755,547

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	200,108	$2,444,452
#	Enagas SA	1,045,470	23,459,790
*	Ence Energia y Celulosa SA	988,129	2,543,068
*	Ercros SA	643,000	2,601,734
	Faes Farma SA	2,022,017	8,236,978
	Fluidra SA	324,873	12,407,873
	Fomento de Construcciones y Contratas SA	361,953	4,614,403
* Ω	Gestamp Automocion SA	643,219	2,875,877
Ω	Global Dominion Access SA	695,411	3,730,791
	Grupo Catalana Occidente SA	271,573	9,645,370
	Grupo Empresarial San Jose SA	151,317	752,002
# *	Grupo Ezentis SA	1,629,459	502,237
	Iberpapel Gestion SA	47,911	1,089,637
*	Indra Sistemas SA	957,080	11,575,242
	Laboratorio Reig Jofre SA	14,659	67,823
	Laboratorios Farmaceuticos Rovi SA	101,310	7,107,974
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,802,314	7,633,647
	Mapfre SA	1,222,333	2,588,038
*	Mediaset Espana Comunicacion SA	1,094,655	5,709,097
*	Melia Hotels International SA	736,073	5,433,419
Ω	Metrovacesa SA	29,551	259,090
#	Miquel y Costas & Miquel SA	142,055	1,970,060
Ω	Neinor Homes SA	69,192	892,519
# *	Obrascon Huarte Lain SA	1,213,629	988,034
*	Oryzon Genomics SA	35,547	125,672
#	Pharma Mar SA	32,993	2,566,390
	Prim SA	40,283	672,652
*	Promotora de Informaciones SA, Class A	1,330,083	929,366
Ω	Prosegur Cash SA	158,555	108,905
	Prosegur Cia de Seguridad SA	1,593,388	4,521,570
*	Realia Business SA	1,667,905	1,418,079
	Renta 4 Banco SA	442	4,862
	Sacyr SA	3,029,915	8,636,598
*	Solaria Energia y Medio Ambiente SA	435,695	8,719,212
*	Solarpack Corp. Tecnologica SA	3,377	103,366
* Ω	Talgo SA	587,102	3,248,677
# *	Tecnicas Reunidas SA	188,993	1,709,151
# *	Tubacex SA	738,150	1,470,041
# *	Tubos Reunidos SA	34,204	15,724
Ω	Unicaja Banco SA	8,005,465	8,565,582
#	Vidrala SA	123,220	13,040,234
	Viscofan SA	290,403	19,857,953
*	Vocento SA	352,577	418,521
	Zardoya Otis SA	1,131,276	9,096,312
TOTAL SPAIN			351,528,086

SWEDEN — (8.8%)
Ω	AcadeMedia AB	437,894	3,140,700
	AddLife AB, Class B	251,737	10,284,440
	AddNode Group AB, Class B	88,499	3,667,454
	AddTech AB, Class B	137,673	3,080,045
	AFRY AB	306,988	9,135,052
Ω	Alimak Group AB	254,539	3,453,216
Ω	Ambea AB	164,144	1,139,760
*	Annehem Fastigheter AB, Class B	126,142	541,254
*	Arise AB	70,657	354,227
	Arjo AB, Class B	1,036,474	14,134,663
	Atrium Ljungberg AB, Class B	245,333	5,633,437
* Ω	Attendo AB	733,120	3,150,596

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Balco Group AB	979	$14,501
	Beijer Alma AB	294,953	7,401,908
*	Beijer Electronics Group AB	93,898	829,741
	Bergman & Beving AB	193,579	3,493,862
	Bergs Timber AB, Class B	62,277	39,624
	Besqab AB	21,962	453,543
	Betsson AB, Class B	925,914	6,462,899
*	BHG Group AB	351,076	4,048,201
	Bilia AB, Class A	620,818	11,039,055
	BioGaia AB, Class B	64,027	3,948,825
	Biotage AB	414,491	13,412,951
	Bjorn Borg AB	13,009	57,225
	Bonava AB, Class B	529,583	5,231,860
# * Ω	Boozt AB	233,012	3,925,357
Ω	Bravida Holding AB	749,559	11,274,370
	Bufab AB	215,726	9,202,092
	Bulten AB	115,761	1,041,793
	Bure Equity AB	362,388	16,821,084
	Byggmax Group AB	451,504	3,870,842
# *	Calliditas Therapeutics AB, Class B	75,130	595,409
	Catella AB	25,263	113,284
	Catena AB	167,709	10,218,078
# *	Catena Media PLC	317,750	2,116,979
*	Cavotec SA	79,682	210,918
	Cellavision AB	18,793	856,163
#	Clas Ohlson AB, Class B	237,047	2,552,219
	Cloetta AB, Class B	1,709,190	5,429,374
*	Collector AB	247,746	1,220,365
	Concentric AB	354,479	10,432,883
Ω	Coor Service Management Holding AB	314,448	3,054,772
	Corem Property Group AB, Class B	4,350,002	14,438,128
	Dios Fastigheter AB	767,655	8,931,258
*	Doro AB	155,569	1,210,285
*	Duni AB	215,342	2,999,020
# Ω	Dustin Group AB	528,662	6,466,120
	Eastnine AB	126,421	2,200,411
	Elanders AB, Class B	59,878	1,033,298
*	Electrolux Professional AB, Class B	217,107	1,677,375
* Ω	Eltel AB	206,068	419,711
*	Enea AB	102,697	2,832,209
	Eolus Vind AB, Class B	35,068	644,152
	eWork Group AB	32,666	417,365
	Fagerhult AB	300,931	2,411,332
	FastPartner AB, Class A	1,130	16,101
	FastPartner AB, Class D	35	328
#	Fenix Outdoor International AG	19,605	2,886,238
	Ferronordic AB	1,301	44,498
# *	Fingerprint Cards AB, Class B	634,700	1,519,016
#	G5 Entertainment AB	35,644	1,955,071
	GARO AB	1,190	29,917
	GHP Specialty Care AB	41,172	123,255
	Granges AB	815,935	8,899,324
*	Haldex AB	331,448	1,984,066
	Heba Fastighets AB, Class B	134,907	2,210,366
	Hexatronic Group AB	43,431	1,906,065
	HMS Networks AB	136,807	7,811,446
# * Ω	Hoist Finance AB	489,300	1,723,268
*	Humana AB	126,275	1,053,691
*	IAR Systems Group AB	1,213	13,708

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# *	Immunovia AB	8,077	$111,674
	Instalco AB	79,528	4,227,618
	Inwido AB	457,409	8,386,038
	JM AB	481,244	19,498,354
*	John Mattson Fastighetsforetagen AB	7,007	143,750
	Karnov Group AB	26,847	172,497
*	Karo Pharma AB	9,885	65,142
*	K-fast Holding AB	4,327	39,667
	Kindred Group PLC	610,171	8,574,287
	KNOW IT AB	200,212	8,059,664
#	Kungsleden AB	1,416,636	19,482,573
	Lagercrantz Group AB, Class B	1,399,809	18,743,650
Ω	LeoVegas AB	497,758	1,883,710
	Lime Technologies AB	8,592	347,347
	Lindab International AB	596,103	19,529,994
	Loomis AB, Class B	363,693	9,815,208
*	Medcap AB	4,211	98,019
*	Mekonomen AB	306,155	6,316,287
#	Midsona AB, Class B	8,545	53,263
	MIPS AB	41,429	5,015,874
*	Modern Times Group MTG AB, Class B	523,005	5,997,215
	Momentum Group AB, Class B	137,415	3,530,364
Ω	Munters Group AB	17,672	130,775
	Mycronic AB	438,731	10,181,176
	NCAB Group AB	1,185	94,283
	NCC AB, Class B	269,582	4,670,873
	Nederman Holding AB	30,189	665,873
*	Nelly Group AB	47,409	164,351
*	Net Insight AB, Class B	1,391,434	523,707
*	New Wave Group AB, Class B	426,925	7,245,769
	Nobia AB	899,689	5,545,160
Ω	Nobina AB	732,991	7,020,948
	Nolato AB, Class B	1,581,189	20,905,552
	Nordic Waterproofing Holding AB	67,508	2,007,240
*	Note AB	3,676	77,434
	NP3 Fastigheter AB	157,719	5,602,291
	Nyfosa AB	1,333,045	22,499,671
	OEM International AB, Class B	143,694	3,232,415
# * Ω	Oncopeptides AB	38,454	17,421
*	Pandox AB, Class B	318,921	5,620,185
	Peab AB, Class B	355,576	4,469,461
	Platzer Fastigheter Holding AB, Class B	250,352	4,079,764
	Pricer AB, Class B	892,974	2,671,723
	Proact IT Group AB	186,907	1,884,815
*	Qliro AB	70,318	220,790
	Ratos AB, Class B	1,561,734	8,991,229
*	RaySearch Laboratories AB	160,684	1,142,441
Ω	Resurs Holding AB	866,858	4,671,426
	Rottneros AB	672,020	782,939
# *	SAS AB	6,054,659	1,053,843
	Scandi Standard AB	397,762	1,983,208
# * Ω	Scandic Hotels Group AB	497,612	2,406,943
*	Sdiptech AB, Class B	7,857	409,663
	Sectra AB, Class B	550,055	13,386,369
	Semcon AB	118,592	1,700,356
# *	Sensys Gatso Group AB	2,726,230	307,619
*	SkiStar AB	326,050	6,801,445
*	Starbreeze AB	37,435	5,333
*	Stillfront Group AB	160,648	717,386

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Systemair AB	360,836	$3,482,818
	Tethys Oil AB	86,203	627,608
	Troax Group AB	214,262	8,772,124
	VBG Group AB, Class B	26,732	516,470
	Vitec Software Group AB, Class B	30,000	1,770,617
	Wihlborgs Fastigheter AB	595,255	14,112,451
TOTAL SWEDEN			598,208,203

SWITZERLAND — (15.1%)
	Adecco Group AG	96,510	4,862,177
	Allreal Holding AG	118,457	25,053,150
	ALSO Holding AG	47,951	14,230,156
*	ams AG	1,241,971	24,588,933
*	APG SGA SA	8,849	1,999,895
	Arbonia AG	343,677	7,472,159
*	Aryzta AG	7,086,156	9,265,969
*	Ascom Holding AG	199,345	3,102,913
*	Autoneum Holding AG	24,022	3,760,329
	Bachem Holding AG, Class B	6,229	5,014,087
	Baloise Holding AG	78,580	12,522,513
	Banque Cantonale de Geneve	9,528	1,748,386
	Banque Cantonale du Jura SA	3,848	223,528
	Banque Cantonale Vaudoise	77,595	6,247,355
	Belimo Holding AG	62,238	36,184,269
	Bell Food Group AG	14,632	4,696,887
	Bellevue Group AG	57,974	2,602,869
	Berner Kantonalbank AG	30,281	6,963,397
	BKW AG	162,650	21,549,029
*	Bobst Group SA	68,727	5,596,710
	Bossard Holding AG, Class A	44,391	16,303,975
	Bucher Industries AG	55,557	28,039,159
	Burckhardt Compression Holding AG	734	309,147
	Burkhalter Holding AG	28,640	2,073,327
	Bystronic AG	9,740	13,392,351
	Calida Holding AG	37,539	1,989,357
#	Carlo Gavazzi Holding AG	3,077	848,458
	Cembra Money Bank AG	190,227	12,698,502
	Cicor Technologies Ltd.	15,422	987,623
	Cie Financiere Tradition SA	10,803	1,314,828
	Clariant AG	607,633	12,792,212
	Coltene Holding AG	26,808	3,389,680
	Comet Holding AG	13,558	5,044,814
*	COSMO Pharmaceuticals NV	1,793	136,402
	Daetwyler Holding AG	4,136	1,609,056
	DKSH Holding AG	239,714	19,214,204
	dormakaba Holding AG	24,243	17,968,995
*	Dottikon Es Holding AG	1,800	661,013
*	Dufry AG	308,204	16,318,245
	EFG International AG	687,616	4,822,645
	Emmi AG	15,691	16,373,888
	Energiedienst Holding AG	83,637	4,233,893
# *	Evolva Holding SA	3,349,123	511,637
*	Feintool International Holding AG	16,000	944,024
*	Flughafen Zurich AG	133,405	24,091,216
	Forbo Holding AG	8,787	17,095,042
	Fundamenta Real Estate AG	1,593	34,357
Ω	Galenica AG	93,749	6,866,823
*	GAM Holding AG	1,195,762	1,926,052
	Georg Fischer AG	32,352	48,950,258

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Gurit Holding AG	3,022	$5,246,197
	Helvetia Holding AG	249,056	29,635,381
	Hiag Immobilien Holding AG	20,971	2,220,390
# *	HOCHDORF Holding AG	6,697	299,976
	Huber & Suhner AG	97,132	8,639,895
	Hypothekarbank Lenzburg AG	6	27,510
*	Implenia AG	107,391	2,190,319
# *	Ina Invest Holding AG	25,352	511,625
	Inficon Holding AG	14,710	18,874,486
	Interroll Holding AG	4,928	23,908,178
	Intershop Holding AG	10,420	6,517,612
	Investis Holding SA	4,392	488,958
*	Jungfraubahn Holding AG	17,432	2,736,203
	Kardex Holding AG	48,471	14,950,476
*	Komax Holding AG	21,726	5,537,750
#	Kudelski SA	217,692	868,019
	Landis+Gyr Group AG	74,312	5,108,773
*	Lastminute.com NV	8,188	392,470
	LEM Holding SA	3,920	9,503,722
	Liechtensteinische Landesbank AG	64,323	3,797,611
	Luzerner Kantonalbank AG	20,110	9,293,923
* Ω	Medacta Group SA	3,335	558,375
* Ω	Medartis Holding AG	2,942	386,892
* Ω	Medmix AG	143,103	6,841,780
*	Meier Tobler Group AG	45,826	968,253
	Metall Zug AG	1,092	2,475,878
# *	Meyer Burger Technology AG	2,931,882	1,399,176
*	Mikron Holding AG	8,692	74,136
	Mobilezone Holding AG	286,137	3,850,415
	Mobimo Holding AG	57,045	19,225,099
	OC Oerlikon Corp. AG	1,697,772	17,286,204
# *	Orascom Development Holding AG	93,520	1,102,411
	Orell Fuessli AG	5,028	513,033
	Orior AG	37,151	3,815,474
	Peach Property Group AG	1,034	70,019
	Phoenix Mecano AG	4,517	2,198,068
	Plazza AG, Class A	6,895	2,507,749
	PSP Swiss Property AG	341,202	42,652,293
*	Rieter Holding AG	21,873	4,540,347
	Romande Energie Holding SA	2,640	3,919,877
#	Schaffner Holding AG	3,363	1,044,305
	Schweiter Technologies AG	7,236	10,391,255
#	Schweizerische Nationalbank	23	128,212
* Ω	Sensirion Holding AG	14,393	2,074,336
	SFS Group AG	128,752	17,342,186
	Siegfried Holding AG	33,622	32,339,058
	SIG Combibloc Group AG	74,956	1,960,301
	Softwareone Holding AG	206,099	4,775,706
	St Galler Kantonalbank AG	17,366	8,003,909
	Sulzer AG	143,103	14,067,737
	Swiss Prime Site AG	70,268	7,143,887
*	Swiss Steel Holding AG	3,266,809	1,254,400
	Swissquote Group Holding SA	85,926	17,430,019
	Tecan Group AG	9,035	5,535,764
	Thurgauer Kantonalbank	3,152	363,458
# *	Tornos Holding AG	26,632	217,704
*	TX Group AG	19,090	3,153,773
*	u-blox Holding AG	54,104	3,959,462
	Valiant Holding AG	110,273	10,915,051

The Continental Small Company Series

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Valora Holding AG	29,410	$5,596,997
Ω	VAT Group AG	148,293	70,888,598
	Vaudoise Assurances Holding SA	6,746	3,399,284
	Vetropack Holding AG	66,692	4,104,982
	Vifor Pharma AG	16,210	2,093,129
*	Von Roll Holding AG	378,198	503,449
	Vontobel Holding AG	233,275	21,603,372
	VP Bank AG, Class A	24,056	2,708,731
	VZ Holding AG	90,310	9,168,076
*	V-ZUG Holding AG	10,820	1,522,417
	Walliser Kantonalbank	18,991	2,096,857
	Warteck Invest AG	27	71,084
	Ypsomed Holding AG	9,309	1,541,252
	Zehnder Group AG	86,306	9,289,901
	Zug Estates Holding AG, Class B	1,186	2,564,306
	Zuger Kantonalbank AG	700	5,017,843
TOTAL SWITZERLAND			1,028,031,648

UNITED KINGDOM — (0.1%)
	Stolt-Nielsen Ltd.	195,297	3,012,147
# *	TORM PLC, Class A	202,039	1,648,746
TOTAL UNITED KINGDOM			4,660,893

UNITED STATES — (0.0%)
*	Arko Corp.	135,431	1,294,368
TOTAL COMMON STOCKS			6,449,989,909

PREFERRED STOCKS — (0.9%)

GERMANY — (0.9%)
	Biotest AG	96,750	4,681,099
	Draegerwerk AG & Co. KGaA	65,997	5,199,849
	FUCHS PETROLUB SE	349,339	16,754,570
	Jungheinrich AG	364,914	18,505,718
	Sixt SE	119,845	11,874,154
	STO SE & Co. KGaA	15,899	3,578,507
	Villeroy & Boch AG	41,086	1,138,591
TOTAL GERMANY			61,732,488

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
# *	Porr AG Rights 11/03/21	75,457	12,299
TOTAL AUSTRIA			12,299

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,039	0

PORTUGAL — (0.0%)
*	Ibersol SGPS SA Rights 11/12/21	40,114	13,912

The Continental Small Company Series

CONTINUED

		Shares	Value»
SPAIN — (0.0%)
# *	Miquel y Costas & Miquel SA Rights 11/01/21	142,055	$715,382
	TOTAL RIGHTS/WARRANTS		741,593

	TOTAL INVESTMENT SECURITIES (Cost $4,543,679,052)		6,512,463,990

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@ §	The DFA Short Term Investment Fund	25,693,219	297,270,547
TOTAL INVESTMENTS — (100.0%) (Cost $4,840,922,007)			$6,809,734,537
ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$213,970,956	—	$213,970,956
Belgium	$7,688,844	254,356,424	—	262,045,268
Canada	—	709,749	—	709,749
Denmark	—	359,699,369	—	359,699,369
Finland	—	394,584,226	—	394,584,226
France	—	710,226,064	$40,860	710,266,924
Germany	14,482,505	1,011,049,873	—	1,025,532,378
Ireland	—	66,283,628	—	66,283,628
Israel	1,561,556	224,433,559	—	225,995,115
Italy	—	562,534,507	—	562,534,507
Netherlands	—	455,552,298	—	455,552,298
Norway	—	138,643,309	—	138,643,309
Portugal	—	50,448,984	—	50,448,984
Spain	—	351,528,086	—	351,528,086
Sweden	—	598,208,203	—	598,208,203
Switzerland	6,841,780	1,021,189,868	—	1,028,031,648
United Kingdom	—	4,660,893	—	4,660,893
United States	—	1,294,368	—	1,294,368
Preferred Stocks
Germany	—	61,732,488	—	61,732,488
Rights/Warrants
Austria	—	12,299	—	12,299
Portugal	—	13,912	—	13,912

The Continental Small Company Series

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	—	$715,382	—	$715,382
Securities Lending Collateral	—	297,270,547	—	297,270,547
TOTAL	$30,574,685	$6,779,118,992	$40,860^	$6,809,734,537

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

The Canadian Small Company Series

SCHEDULE OF INVESTMENTS

October 31, 2021

		Shares	Value»
COMMON STOCKS — (84.0%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	101,377	$646,303
*	Aimia, Inc.	747,208	2,928,215
	Cogeco Communications, Inc.	79,382	6,817,641
	Cogeco, Inc.	28,934	1,925,972
#	Corus Entertainment, Inc., Class B	1,028,921	4,664,065
*	Enthusiast Gaming Holdings, Inc.	18,353	55,907
*	MDF Commerce, Inc.	42,774	199,077
*	TeraGo, Inc.	2,400	10,511
# *	WildBrain Ltd.	612,863	1,931,291
#	Yellow Pages Ltd.	105,820	1,213,305
TOTAL COMMUNICATION SERVICES			20,392,287

CONSUMER DISCRETIONARY — (5.3%)
*	Aritzia, Inc.	463,368	18,248,672
*	AutoCanada, Inc.	139,673	5,032,336
	BMTC Group, Inc.	20,581	221,342
*	Bragg Gaming Group, Inc.	4,700	37,597
# *	Canada Goose Holdings, Inc.	291,927	10,829,815
*	Dorel Industries, Inc., Class B	109,158	1,966,890
	Exco Technologies Ltd.	164,124	1,294,320
*	Gamehost, Inc.	88,499	586,370
# *	Goodfood Market Corp.	29,234	179,524
	Leon’s Furniture Ltd.	171,679	3,495,726
	Linamar Corp.	249,534	13,724,773
	Martinrea International, Inc.	518,668	4,815,365
	MTY Food Group, Inc.	108,643	5,310,983
#	Park Lawn Corp.	185,122	5,522,547
	Pizza Pizza Royalty Corp.	165,479	1,569,751
*	Points International Ltd.	61,677	1,077,865
	Pollard Banknote Ltd.	49,129	1,857,819
*	Recipe Unlimited Corp.	88,994	1,392,149
*	Reitmans Canada Ltd., Class A	125,155	108,206
#	Sleep Country Canada Holdings, Inc.	197,990	5,556,070
# *	Spin Master Corp.	148,575	5,142,981
*	Uni-Select, Inc.	234,916	3,380,619
TOTAL CONSUMER DISCRETIONARY			91,351,720

CONSUMER STAPLES — (4.4%)
*	Alcanna, Inc.	139,850	909,658
	Andrew Peller Ltd., Class A	168,200	1,153,861
	Corby Spirit & Wine Ltd.	87,267	1,257,954
	High Liner Foods, Inc.	102,188	1,085,789
#	Jamieson Wellness, Inc.	275,646	8,488,097
#	KP Tissue, Inc.	45,700	395,112
	Lassonde Industries, Inc., Class A	18,100	2,573,868
#	Maple Leaf Foods, Inc.	417,087	9,092,604
*	Mav Beauty Brands, Inc.	7,000	12,613
#	North West Co., Inc.	319,480	8,681,409
#	Premium Brands Holdings Corp., Class A	197,300	21,322,620
	Primo Water Corp.	813,424	12,948,006
	Primo Water Corp.	96,682	1,537,244
#	Rogers Sugar, Inc.	712,254	3,245,889

The Canadian Small Company Series

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
# *,*	SunOpta, Inc.	349,280	$2,709,407
TOTAL CONSUMER STAPLES			75,414,131

ENERGY — (17.1%)
*	Advantage Energy Ltd.	1,194,867	6,767,952
# *	Africa Oil Corp.	1,333,299	2,143,879
	ARC Resources Ltd.	2,991,363	28,690,593
*	Athabasca Oil Corp.	2,177,410	1,794,569
	Birchcliff Energy Ltd.	1,616,675	8,686,885
#	Canacol Energy Ltd.	963,916	3,021,975
*	Cardinal Energy Ltd.	416,127	1,570,226
	CES Energy Solutions Corp.	1,312,438	2,046,708
	Computer Modelling Group Ltd.	464,145	2,032,697
#	Crescent Point Energy Corp.	3,081,200	15,486,466
*	Crew Energy, Inc.	384,876	948,507
# *	Denison Mines Corp.	3,512,489	5,960,106
#	Enerflex Ltd.	510,065	4,348,082
# *	Energy Fuels, Inc.	347,960	2,744,091
#	Enerplus Corp.	1,315,408	12,456,839
# *	Ensign Energy Services, Inc.	741,132	1,221,646
# *	Fission Uranium Corp.	1,962,000	1,648,739
#	Freehold Royalties Ltd.	602,289	5,757,174
*	Frontera Energy Corp.	270,637	1,926,561
#	Gibson Energy, Inc.	940,791	18,958,733
# *	Gran Tierra Energy, Inc.	1,845,435	1,684,988
*	Headwater Exploration, Inc.	242,657	960,746
*	InPlay Oil Corp.	10,100	15,506
# *	Kelt Exploration Ltd.	773,541	3,125,166
#	Keyera Corp.	445,938	11,429,503
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,470,617	22,138,932
#	North American Construction Group Ltd.	143,818	2,475,196
*	NuVista Energy Ltd.	1,107,388	5,485,042
	Ovintiv, Inc.	5,148	193,133
	Paramount Resources Ltd., Class A	389,930	6,518,791
#	Parex Resources, Inc.	786,291	15,267,108
#	Parkland Corp.	763,190	22,206,264
	Pason Systems, Inc.	395,944	2,943,346
#	Peyto Exploration & Development Corp.	930,313	7,336,664
	PHX Energy Services Corp.	98,928	399,677
*	Pine Cliff Energy Ltd.	87,000	56,238
#	PrairieSky Royalty Ltd.	1,064,207	13,096,212
# *,*	Precision Drilling Corp.	82,333	3,644,809
# *	Questerre Energy Corp., Class A	797,460	103,098
#	Secure Energy Services, Inc.	1,146,494	5,308,185
*	ShawCor Ltd.	371,654	1,600,611
*	Storm Resources Ltd.	169,823	757,452
*	Surge Energy, Inc.	13,859	60,357
*	Tamarack Valley Energy Ltd.	1,165,080	3,389,050
	TerraVest Industries, Inc.	4,300	90,162
	Tidewater Midstream & Infrastructure Ltd.	1,346,778	1,621,444
*	Total Energy Services, Inc.	233,040	945,267
# *	Touchstone Exploration, Inc.	28,397	43,366
*	TransGlobe Energy Corp.	46,857	124,563
*	Trican Well Service Ltd.	1,182,224	3,314,737
# *,*	Vermilion Energy, Inc.	949,975	10,300,286
#	Whitecap Resources, Inc.	3,150,760	18,915,763

The Canadian Small Company Series

CONTINUED

		Shares	Value»
ENERGY — (Continued)
# *	Yangarra Resources Ltd.	323,471	$509,671
TOTAL ENERGY			294,273,761

FINANCIALS — (9.6%)
	AGF Management Ltd., Class B	333,248	2,124,537
#	Alaris Equity Partners Income	153,883	2,305,261
#	Canaccord Genuity Group, Inc.	514,390	5,951,895
#	Canadian Western Bank	475,702	15,217,390
#	Chesswood Group Ltd.	56,542	610,147
	CI Financial Corp.	967,840	22,068,879
	Clairvest Group, Inc.	1,900	91,492
#	ECN Capital Corp.	2,488,693	21,637,311
	E-L Financial Corp. Ltd.	7,178	5,248,884
#	Element Fleet Management Corp.	1,811,383	19,685,764
	Equitable Group, Inc.	126,484	7,899,118
#	Fiera Capital Corp., Class A	359,719	3,086,794
#	Firm Capital Mortgage Investment Corp.	185,919	2,197,798
	First National Financial Corp.	79,319	2,669,389
	goeasy Ltd.	45,560	7,139,549
# *	GoldMoney, Inc.	125,000	240,385
	Guardian Capital Group Ltd., Class A	92,214	2,577,313
# *	Home Capital Group, Inc., Class B	303,217	9,839,362
	iA Financial Corp., Inc.	87,275	5,162,737
	Kingsway Financial Services, Inc.	13,070	71,625
#	Laurentian Bank of Canada	412,090	13,875,073
# *	RF Capital Group, Inc.	170,238	291,616
#	Sprott, Inc.	138,034	5,614,916
	Timbercreek Financial Corp.	529,052	4,159,402
*	Trisura Group Ltd.	190,120	6,425,921
	VersaBank	900	10,748
TOTAL FINANCIALS			166,203,306

HEALTH CARE — (1.2%)
#	Andlauer Healthcare Group, Inc.	18,840	734,054
*	Aptose Biosciences, Inc.	75,121	154,304
# *	Aurora Cannabis, Inc.	358,300	2,376,248
*	Charlottes Web Holdings, Inc.	49,894	81,437
# *	Cronos Group, Inc.	498,909	2,589,338
#	Extendicare, Inc.	506,839	2,965,024
# *	HEXO Corp.	77,100	113,337
	HLS Therapeutics, Inc.	16,100	247,172
*	Knight Therapeutics, Inc.	808,695	3,358,672
#	Medical Facilities Corp.	163,242	1,218,775
# *	Oncolytics Biotech, Inc.	33,485	68,309
*	Opsens, Inc.	6,100	14,984
# *,*	Organigram Holdings, Inc.	1,103,091	2,435,362
#	Sienna Senior Living, Inc.	332,956	3,817,587
*	Trillium Therapeutics, Inc.	40,600	734,677
*	Viemed Healthcare, Inc.	74,749	428,479
	Zenith Capital Corp.	111,820	28,976
TOTAL HEALTH CARE			21,366,735

INDUSTRIALS — (10.3%)
	Aecon Group, Inc.	342,354	5,106,541
#	AG Growth International, Inc.	136,123	2,991,714
	Algoma Central Corp.	48,800	679,005
# *	ATS Automation Tooling Systems, Inc.	441,354	15,017,305
#	Badger Infrastructure Solutions Ltd.	167,591	4,624,461

The Canadian Small Company Series

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Bird Construction, Inc.	286,252	$2,331,464
*	Black Diamond Group Ltd.	237,417	869,020
*	Bombardier, Inc., Class A	184,650	310,336
# *	Bombardier, Inc., Class B	6,140,801	9,874,106
	Calian Group Ltd.	50,690	2,523,032
	Dexterra Group, Inc.	162,543	1,175,467
# *	DIRTT Environmental Solutions	310,570	1,003,781
#	Doman Building Materials Group Ltd.	337,453	1,848,684
	Exchange Income Corp.	113,793	3,916,921
	Finning International, Inc.	890,113	26,352,408
*	GDI Integrated Facility Services, Inc.	37,021	1,561,786
	Hardwoods Distribution, Inc.	59,241	1,981,242
*	Heroux-Devtek, Inc.	245,951	3,666,610
*	IBI Group, Inc.	120,500	1,170,338
	K-Bro Linen, Inc.	61,553	1,842,213
	LifeWorks, Inc.	401,948	10,389,719
	Magellan Aerospace Corp.	114,378	979,643
#	Mullen Group Ltd.	446,365	4,616,574
#	NFI Group, Inc.	325,072	6,587,594
*	Patriot One Technologies, Inc.	120,000	45,087
	Richelieu Hardware Ltd.	361,973	12,778,442
#	Russel Metals, Inc.	339,623	8,954,346
#	Savaria Corp.	185,714	2,930,668
#	SNC-Lavalin Group, Inc.	655,742	17,638,697
	Stantec, Inc.	287,574	15,893,715
	Wajax Corp.	104,085	2,078,168
*	Westport Fuel Systems, Inc.	33,123	108,975
#	Westshore Terminals Investment Corp.	262,257	5,672,770
TOTAL INDUSTRIALS			177,520,832

INFORMATION TECHNOLOGY — (2.7%)
	Absolute Software Corp.	303,292	3,406,399
*	Celestica, Inc.	616,713	6,078,051
*	Descartes Systems Group, Inc.	23,881	1,952,749
	Enghouse Systems Ltd.	263,395	11,422,438
	Evertz Technologies Ltd.	146,939	1,682,390
# *	Kinaxis, Inc.	99,954	15,513,223
#	Quarterhill, Inc.	586,379	1,203,460
# *	Sierra Wireless, Inc.	241,452	4,046,311
	TECSYS, Inc.	14,563	658,842
	Vecima Networks, Inc.	6,059	79,311
*	VIQ Solutions, Inc.	9,600	23,581
TOTAL INFORMATION TECHNOLOGY			46,066,755

MATERIALS — (20.7%)
*	5N Plus, Inc.	414,065	1,030,479
#	Acadian Timber Corp.	65,067	968,434
#	AirBoss of America Corp.	112,538	2,928,025
	Alamos Gold, Inc.,Class A	2,160,039	16,022,322
#	Altius Minerals Corp.	208,691	2,665,970
# *	Americas Gold & Silver Corp.	86,596	81,167
*	Amerigo Resources Ltd.	189,208	198,748
*	Argonaut Gold, Inc.	1,706,606	4,329,948
*	Aya Gold & Silver, Inc.	16,800	125,158
#	B2Gold Corp.	3,774,483	15,603,771
# *	Calibre Mining Corp.	231,489	276,829
# *	Canfor Corp.	341,978	7,084,935
*	Canfor Pulp Products, Inc.	138,951	754,485

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	Capstone Mining Corp.	2,456,528	$10,301,697
#	Cascades, Inc.	495,489	5,741,203
#	Centerra Gold, Inc.	1,270,606	9,527,493
	China Gold International Resources Corp. Ltd.	1,488,085	4,292,553
# *	Copper Mountain Mining Corp.	690,855	2,121,242
#	Dundee Precious Metals, Inc.	972,180	6,394,267
*	Eldorado Gold Corp.	775,507	6,938,399
#	Endeavour Mining PLC	421,513	10,708,128
# *	Endeavour Silver Corp.	360,197	1,816,119
# *,*	Equinox Gold Corp.	664,574	4,930,636
# *	ERO Copper Corp.	305,622	5,702,014
#	First Majestic Silver Corp.	934,640	11,841,682
# *	First Mining Gold Corp.	749,400	181,658
# *,*	Fortuna Silver Mines, Inc.	1,354,240	6,570,694
*	Freegold Ventures Ltd.	9,000	3,163
# *	Galiano Gold, Inc.	696,057	528,679
# *	GoGold Resources, Inc.	62,609	174,026
*	Gold Standard Ventures Corp.	10,700	5,015
*	Golden Star Resources Ltd.	374,657	1,171,560
# *	Great Panther Mining Ltd.	91,900	41,584
* ††	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	8,428,383
# *	i-80 Gold Corp.	399,340	964,792
# *,*	IAMGOLD Corp.	2,797,493	7,716,822
# *	Imperial Metals Corp.	381,251	1,232,227
#	Interfor Corp.	357,541	8,187,388
	Intertape Polymer Group, Inc.	292,647	6,649,348
*	Ivanhoe Mines Ltd., Class A	848,150	6,654,441
*	Karora Resources, Inc.	410,857	1,467,346
#	Labrador Iron Ore Royalty Corp.	309,669	8,965,288
# *	Largo Resources Ltd.	70,585	880,463
# *	Lucara Diamond Corp.	1,586,273	769,040
*	Lundin Gold, Inc.	95,394	873,315
# *,*	MAG Silver Corp.	58,250	1,162,861
# *	Major Drilling Group International, Inc.	667,650	4,806,692
*	Mandalay Resources Corp.	464	861
*	Marathon Gold Corp.	147,500	333,710
	Maverix Metals, Inc.	53,042	255,405
#	Methanex Corp.	336,199	15,058,413
	Neo Performance Materials, Inc.	9,364	144,364
# *	New Gold, Inc.	3,469,405	4,877,800
# *	Northern Dynasty Minerals Ltd.	76,877	33,544
*	OceanaGold Corp.	3,696,713	6,899,973
* ††	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties Ltd.	629,987	7,956,295
# *	Osisko Mining, Inc.	705,518	1,522,086
*	PolyMet Mining Corp.	64,208	215,307
# *,*	Pretium Resources, Inc.	906,806	10,962,807
# *	Sabina Gold & Silver Corp.	1,438,714	1,639,130
# *,*	Sandstorm Gold Ltd.	1,190,035	7,529,993
# *	Seabridge Gold, Inc.	272,944	5,035,760
*	Sierra Metals, Inc.	6,100	12,383
#	SSR Mining, Inc.	1,172,834	18,499,871
#	Stelco Holdings, Inc.	190,152	6,602,159
	Stella-Jones, Inc.	301,231	10,814,232
# *	Taseko Mines Ltd.	1,778,225	3,750,135
*	Torex Gold Resources, Inc.	458,504	5,331,183
#	Transcontinental, Inc., Class A	390,637	6,186,559
# *	Treasury Metals, Inc.	25,002	16,162

The Canadian Small Company Series

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
# *	Trevali Mining Corp.	2,559,289	$475,627
*	Turquoise Hill Resources Ltd.	520,128	6,589,917
*	Victoria Gold Corp.	20,843	319,483
# *	Wallbridge Mining Co. Ltd.	350,615	147,317
# *	Wesdome Gold Mines Ltd.	749,214	6,737,841
	Western Forest Products, Inc.	1,907,526	3,298,405
#	Winpak Ltd.	148,779	4,655,956
#	Yamana Gold, Inc.	5,373,702	21,115,857
TOTAL MATERIALS			356,839,024

REAL ESTATE — (3.5%)
#	Altus Group Ltd.	261,893	13,735,839
	Bridgemarq Real Estate Services	53,069	733,258
	Colliers International Group, Inc.	138,175	20,046,444
	DREAM Unlimited Corp., Class A	246,187	6,146,718
	Information Services Corp.	27,705	616,736
# *	Invesque, Inc.	191,266	388,270
*	Mainstreet Equity Corp.	31,349	2,798,764
	Melcor Developments Ltd.	55,340	648,376
	Morguard Corp.	22,184	2,447,661
# *	Real Matters, Inc.	350,220	2,560,998
#	Tricon Residential, Inc.	706,476	10,280,893
TOTAL REAL ESTATE			60,403,957

UTILITIES — (8.0%)
#	AltaGas Ltd.	508,361	10,523,763
	Atco Ltd., Class I	392,922	13,334,457
#	Boralex, Inc., Class A	549,954	17,019,423
#	Brookfield Infrastructure Corp., Class A	337,306	20,446,587
#	Capital Power Corp.	771,649	25,345,452
#	Innergex Renewable Energy, Inc.	652,084	10,854,015
*	Maxim Power Corp.	61,434	160,832
	Polaris Infrastructure, Inc.	115,463	1,718,511
#	Superior Plus Corp.	829,579	9,230,206
	TransAlta Corp.	16,789	188,373
	TransAlta Corp.	1,784,708	20,015,956
#	TransAlta Renewables, Inc.	614,934	9,102,772
TOTAL UTILITIES			137,940,347
TOTAL COMMON STOCKS			1,447,772,855

RIGHTS/WARRANTS—(0.0%)

ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	41,142	308,498
MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0
TOTAL RIGHTS/WARRANTS			308,498

TOTAL INVESTMENT SECURITIES (Cost $1,069,056,866)			1,448,081,353

The Canadian Small Company Series

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (16.0%)
@ §	The DFA Short Term Investment Fund	23,890,671	$276,415,069
TOTAL INVESTMENTS — (100.0%) (Cost $1,345,455,217)			$1,724,496,422
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$20,392,287	—	—	$20,392,287
Consumer Discretionary	91,314,123	$37,597	—	91,351,720
Consumer Staples	75,414,131	—	—	75,414,131
Energy	294,213,404	60,357	—	294,273,761
Financials	166,203,306	—	—	166,203,306
Health Care	19,490,590	1,876,145	—	21,366,735
Industrials	177,520,832	—	—	177,520,832
Information Technology	46,066,755	—	—	46,066,755
Materials	356,051,981	787,043	—	356,839,024
Real Estate	60,403,957	—	—	60,403,957
Utilities	137,940,347	—	—	137,940,347
Rights/Warrants
Energy	—	308,498	—	308,498
Securities Lending Collateral	—	276,415,069	—	276,415,069
TOTAL	$1,445,011,713	$279,484,709	—	$1,724,496,422

See accompanying Notes to Financial Statements.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts President and Chief Executive Officer

Date:	March 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts President and Chief Executive Officer

Date:	March 7, 2022

By:	/s/ Michael Clinton
Michael Clinton Treasurer and Chief Financial and Accounting Officer

Date:	March 7, 2022